       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2010.

                                                            FILE NOS. 333-137892
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 8                        [X]


                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                   Amendment No. 9                               [X]


                        (Check Appropriate Box or Boxes)

                                  ------------

                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000


                             MALLARY L. REZNIK, ESQ.
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:




[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[X] on May 3, 2010 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Separate Account of SunAmerica Annuity and Life Assurance Company under variable annuity contracts.

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--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Polaris Choice III Variable
                                                Annuity; Other Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Polaris Choice III Variable
                                                Annuity; Purchasing a Polaris Choice
                                                III Variable Annuity; Investment
                                                Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
15.  Cover Page..............................   Cover Page
16.  Table of Contents.......................   Table of Contents
17.  General Information and History.........   The Polaris Choice III Variable
                                                Annuity (P);
                                                Separate Account; General Account
                                                (P);
                                                Investment Options (P);
                                                Other Information (P)
18.  Services................................   Other Information (P)
19.  Purchase of Securities Being Offered....   Purchasing a Polaris Choice III
                                                Variable Annuity (P)
20.  Underwriters............................   Distribution of Contracts
21.  Calculation of Performance Data.........   Performance Data
22.  Annuity Payments........................   Annuity Income Options (P);
                                                Income Payments; Annuity Unit Values
23.  Financial Statements....................   Depositor: Other Information (P);
                                                Financial Statements; Registrant:
                                                Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            (POLARIS CHOICE III LOGO)
                                   PROSPECTUS
                                   MAY 1, 2010

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             in all states except in New York where it is issued by
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               in connection with
                            VARIABLE SEPARATE ACCOUNT
                                       and
                          FS VARIABLE SEPARATE ACCOUNT


This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(7), Anchor Series Trust, BB&T Variable Insurance Funds, Columbia Funds Variable Insurance Trust I, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Principal Variable Contracts Funds, Inc., Seasons Series Trust and SunAmerica Series Trust. All of the Underlying Funds listed below may not be available to you for investment.



UNDERLYING FUNDS:                                        MANAGED BY:
     Aggressive Growth                                   Wells Capital Management Incorporated
     Alliance Growth                                     AllianceBernstein L.P.
     American Funds Asset Allocation SAST                Capital Research and Management
                                                         Company(2)
     American Funds Global Growth SAST                   Capital Research and Management
                                                         Company(2)
     American Funds Growth SAST                          Capital Research and Management
                                                         Company(2)
     American Funds Growth-Income SAST                   Capital Research and Management
                                                         Company(2)
     Asset Allocation                                    Edge Asset Management, Inc.
     Balanced                                            J.P. Morgan Investment Management Inc.
     Blue Chip Growth                                    SunAmerica Asset Management Corp.
     Capital Appreciation                                Wellington Management Company, LLP
     Capital Growth                                      OppenheimerFunds, Inc.
     Cash Management                                     BofA Advisors, LLC(4)
     Columbia High Yield Fund, Variable Series           MacKay Shields LLC
     Columbia Marsico Focused Equities Fund, Variable    Marsico Capital Management, LLC
       Series
     Corporate Bond                                      Federated Investment Management Company
     Davis Venture Value                                 Davis Selected Advisers, L.P.
     "Dogs" of Wall Street(1)                            SunAmerica Asset Management Corp.
     Emerging Markets                                    Putnam Investment Management, LLC
     Equity Opportunities                                OppenheimerFunds, Inc.
     Foreign Value                                       Templeton Investment Counsel, LLC
     Franklin Income Securities Fund                     Franklin Advisers, Inc.
     Franklin Templeton VIP Founding Funds Allocation    Franklin Templeton Services, LLC(3)
       Fund
     Fundamental Growth                                  Wells Capital Management Incorporated
     Global Bond                                         Goldman Sachs Asset Management
                                                         International
     Global Equities                                     J.P. Morgan Investment Management Inc.
     Government and Quality Bond                         Wellington Management Company, LLP
     Growth                                              Wellington Management Company, LLP
     Growth-Income                                       AllianceBernstein L.P.
     Growth Opportunities                                Invesco Advisers, Inc.(5)
     High-Yield Bond                                     PineBridge Investments LLC(6)
     International Diversified Equities                  Morgan Stanley Investment Management
                                                         Inc.
     International Growth and Income                     Putnam Investment Management, LLC
     Invesco Van Kampen V.I. Capital Growth Fund,        Invesco Advisers, Inc.
       Series II Shares(7)
     Invesco Van Kampen V.I. Comstock Fund, Series II    Invesco Advisers, Inc.
       Shares(7)
     Invesco Van Kampen V.I. Growth and Income Fund,     Invesco Advisers, Inc.
       Series II Shares(7)
     Lord Abbett Growth and Income                       Lord, Abbett & Co. LLC
     Managed Allocation Balanced                         Ibbotson Associates Advisors, LLC
     Managed Allocation Moderate                         Ibbotson Associates Advisors, LLC
     Managed Allocation Moderate Growth                  Ibbotson Associates Advisors, LLC
     Managed Allocation Growth                           Ibbotson Associates Advisors, LLC
     Marsico Focused Growth                              Marsico Capital Management, LLC
     MFS Massachusetts Investors Trust(1)                Massachusetts Financial Services Company
     MFS Total Return                                    Massachusetts Financial Services Company
     Mid-Cap Growth                                      J.P. Morgan Investment Management Inc.
     Natural Resources                                   Wellington Management Company, LLP
     Real Estate                                         Davis Selected Advisers, L.P.
     Real Return                                         Wellington Management Company, LLP
     Small Company Value                                 Franklin Advisory Services, LLC

UNDERLYING FUNDS:                                        MANAGED BY:
     Small & Mid Cap Value                               AllianceBernstein L.P.
     Technology                                          Columbia Management Investment Advisers,
                                                         LLC(4)
     Telecom Utility                                     Massachusetts Financial Services Company
     Total Return Bond                                   Pacific Investment Management Company
                                                         LLC




YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH BB&T INVESTMENT SERVICES, INC.:


UNDERLYING FUNDS:                                        MANAGED BY:
     BB&T Capital Manager Equity VIF                     BB&T Asset Management, Inc.
     BB&T Select Equity VIF(8)                           BB&T Asset Management, Inc.
     BB&T Special Opportunities Equity VIF               BB&T Asset Management, Inc.
     BB&T Total Return Bond VIF                          BB&T Asset Management, Inc.




YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH CHASE INVESTMENT SERVICES CORPORATION (FORMERLY KNOWN WAMU INVESTMENTS, INC.):


UNDERLYING FUNDS:                                        MANAGED BY:
     Balanced                                            Edge Asset Management, Inc.
     Conservative Balanced                               Edge Asset Management, Inc.
     Conservative Growth                                 Edge Asset Management, Inc.
     Equity Income Account                               Edge Asset Management, Inc.
     Flexible Income                                     Edge Asset Management, Inc.
     Strategic Growth                                    Edge Asset Management, Inc.



(1) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.


(2) Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests.

(3) Franklin Templeton Services, LLC is the administrator of this fund of funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds.


(4) On or about May 1, 2010, Bank of America, N.A., the indirect parent of Columbia Management Advisors, LLC ("CMA"), is expected to sell a portion of the asset management business to Ameriprise Financial, Inc. including the business of managing the series of the Columbia Funds Variable Insurance Trust I ("CFVT I"). Upon the closing of the transaction, the Technology Variable Portfolio, will change investment managers from CMA to RiverSource Investments, LLC ("RiverSource"). RiverSource expects to change its name to Columbia Management Investment Advisers, LLC upon or shortly after the transaction closing. As part of this transaction, the Cash Management Variable Portfolio's investment adviser, CMA, will also change its name to BofA Advisors, LLC.



(5) On or about June 1, 2010, the investment manager of the Growth Opportunities Variable Portfolio will change from Morgan Stanley Investment Management Inc. to Invesco Advisers, Inc.



(6) On March 29, 2010, the investment manager of the High-Yield Bond portfolio was changed SunAmerica Asset Management Corp. to PineBridge Investments LLC.



(7) On or about June 1, 2010, (1) Van Kampen LIT Capital Growth, Class II Shares will be renamed to Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares; (2) Van Kampen LIT Comstock, Class II Shares will be renamed to Invesco Van Kampen V.I. Comstock Fund, Series II Shares (an equity fund seeking capital growth and income); (3) Van Kampen LIT Growth and Income, Class II Shares will be renamed to Invesco Van Kampen V.I. Growth and Income Fund, Series II Shares; (4) the investment manager of these Variable Portfolios will change from Van Kampen Asset Management to Invesco Advisers, Inc.; and (5) the trust for these Variable Portfolios will be changed from Van Kampen Life Investment Trust to AIM Variable Insurance Funds (Invesco Variable Insurance Funds), subject to shareholder and other necessary approvals.



(8) On May 1, 2010, the BB&T Large Cap VIF portfolio was renamed to BB&T Select Equity VIF.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2010. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


GLOSSARY...................................................................      3
HIGHLIGHTS.................................................................      4
FEE TABLE..................................................................      6
     Maximum Owner Transaction Expenses....................................      6
     Contract Maintenance Fee..............................................      6
     Separate Account Annual Expenses......................................      6
     Additional Optional Feature Fees......................................      6
          Optional SunAmerica Income Plus Fee..............................      6
          Optional SunAmerica Income Builder Fee...........................      6
          Optional MarketLock For Life Fee.................................      6
     Underlying Fund Expenses..............................................      6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......................................      8
THE POLARIS CHOICE(III) VARIABLE ANNUITY...................................      9
PURCHASING A POLARIS CHOICE(III) VARIABLE ANNUITY..........................      9
     Allocation of Purchase Payments.......................................     10
     Accumulation Units....................................................     11
     Free Look.............................................................     11
     Exchange Offers.......................................................     12
     Important Information for Military Servicemembers.....................     12
INVESTMENT OPTIONS.........................................................     12
     Variable Portfolios...................................................     12
          AIM Variable Insurance Funds (Invesco Variable Insurance Funds)..     12
          Anchor Series Trust..............................................     13
          BB&T Variable Insurance Funds....................................     13
          Columbia Funds Variable Insurance Trust I........................     13
          Franklin Templeton Variable Insurance Products Trust.............     13
          Lord Abbett Series Fund, Inc. ...................................     13
          Principal Variable Contracts Funds, Inc. ........................     13
          Seasons Series Trust.............................................     13
          SunAmerica Series Trust..........................................     14
     Substitution, Addition or Deletion of Variable Portfolios.............     17
     Fixed Accounts........................................................     17
     Dollar Cost Averaging Fixed Accounts..................................     17
     Dollar Cost Averaging Program.........................................     18
     Polaris Portfolio Allocator Program...................................     18
     50%-50% Combination Model Program.....................................     20
     Transfers During the Accumulation Phase...............................     21
     Automatic Asset Rebalancing Program...................................     24
     Return Plus Program...................................................     24
     Voting Rights.........................................................     24
ACCESS TO YOUR MONEY.......................................................     25
     Free Withdrawal Provision.............................................     25
     Systematic Withdrawal Program.........................................     26
     Nursing Home Waiver...................................................     26
     Minimum Contract Value................................................     27
     Qualified Contract Owners.............................................     27
OPTIONAL LIVING BENEFITS...................................................     27
     SunAmerica Income Plus and SunAmerica Income Builder..................     29
     MarketLock For Life ..................................................     35
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING
  BENEFITS.................................................................     39
DEATH BENEFITS.............................................................     42
     Death Benefit Defined Terms...........................................     43
     Standard Death Benefit................................................     44
     Optional Combination HV & Roll-Up Death Benefit.......................     44
     Optional Maximum Anniversary Value Death Benefit......................     44
     Optional EstatePlus Benefit...........................................     45
     Spousal Continuation..................................................     45
EXPENSES...................................................................     46
     Separate Account Expenses.............................................     46
     Withdrawal Charges....................................................     46
     Underlying Fund Expenses..............................................     47
     Contract Maintenance Fee..............................................     47
     Transfer Fee..........................................................     47
     Optional Living Benefit Fees..........................................     47
     Optional SunAmerica Income Plus and SunAmerica Income Builder Fee.....     47
     Optional MarketLock For Life Fee......................................     48
     Optional Combination HV & Roll-Up Death Benefit Fee...................     48
     Optional Maximum Anniversary Value Death Benefit Fee..................     48
     Optional EstatePlus Fee...............................................     48
     Premium Tax...........................................................     48
     Income Taxes..........................................................     48
     Reduction or Elimination of Fees, Expenses and Additional Amounts
            Credited.......................................................     48
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT...................     49
ANNUITY INCOME OPTIONS.....................................................     50
     Annuity Date..........................................................     50
     Annuity Income Options................................................     50
     Fixed or Variable Annuity Income Payments.............................     51
     Annuity Income Payments...............................................     51
     Transfers During the Income Phase.....................................     52
     Deferment of Payments.................................................     52
TAXES......................................................................     52
     Annuity Contracts in General..........................................     52
     Tax Treatment of Distributions - Non-Qualified Contracts..............     52
     Tax Treatment of Distributions - Qualified Contracts..................     53
     Required Minimum Distributions........................................     54
     Tax Treatment of Death Benefits.......................................     55
     Tax Treatment of Optional Living Benefits.............................     55
     Contracts Owned by a Trust or Corporation.............................     56
     Gifts, Pledges and/or Assignments of a Contract.......................     56
     Diversification and Investor Control..................................     56
OTHER INFORMATION..........................................................     56
     The Distributor.......................................................     56
     The Company...........................................................     56
     The Separate Account..................................................     58
     The General Account...................................................     58
     Financial Statements..................................................     58
     Administration........................................................     59
     Legal Proceedings.....................................................     60
     Registration Statements...............................................     60
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION...................     60
APPENDIX A - CONDENSED FINANCIAL INFORMATION...............................    A-1
APPENDIX B - FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME
  PLUS AND SUNAMERICA INCOME BUILDER FEE...................................    B-1
APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES.............................    C-1
APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY................    D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION.................    E-1
APPENDIX F - IMPORTANT INFORMATION REGARDING THE GUARANTEE FOR CONTRACTS
  ISSUED BY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES
  EXCEPT NEW YORK) PRIOR TO JANUARY 1, 2007................................    F-1
APPENDIX G - IMPORTANT INFORMATION REGARDING THE GUARANTEE FOR CONTRACTS
  ISSUED BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (IN NEW YORK ONLY)
  PRIOR TO FEBRUARY 1, 2008................................................    G-1
APPENDIX H - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 19,
  2010.....................................................................    H-1
APPENDIX I - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
  CONTRACTS ISSUED PRIOR TO MAY 1, 2010....................................    I-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.

COMPANY - Refers to SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") or First SunAmerica Life Insurance Company ("First SunAmerica" for contracts issued in New York only), the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FEEDER FUNDS - American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, and American Funds Asset Allocation SAST Variable Portfolios. Each Feeder Fund invests exclusively in shares of a corresponding Master Fund.

FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.


GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.


INCOME PHASE - The period beginning on the Annuity Date during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - For contracts issued by SunAmerica Annuity, your 95th birthday or tenth contract anniversary, whichever is later. For contracts issued in New York only by First SunAmerica, your 90th birthday or tenth contract anniversary, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, BB&T Variable Insurance Funds, Columbia Funds Variable Insurance Trust I, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Principal Variable Contracts Funds, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris Choice(III) Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect optional features available under the contract, we may charge additional fees for those features. A separate withdrawal charge schedule applies to each Purchase Payment. Your contract provides for a free withdrawal amount each year. Withdrawal charges no longer apply to that Purchase Payment after a Purchase Payment has been in the contract for four complete years. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS CHOICE(III) VARIABLE ANNUITY, FREE WITHDRAWAL PROVISION AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.



DEATH BENEFIT: A standard death benefit is available and in addition, enhanced additional optional death benefits are available for an additional fee. These benefits are designed to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.



ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.


INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE
OF EACH PURCHASE PAYMENT)(2)................  7%



TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.



THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3)...........  $35 per year


SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Separate Account Charges(4)..............   1.52%
Optional Combination HV & Roll-Up Death
  Benefit Fee............................   0.65%
Optional Maximum Anniversary Value Death
  Benefit Fee............................   0.25%
Optional EstatePlus Fee(5)...............   0.25%
MAXIMUM SEPARATE ACCOUNT ANNUAL
  EXPENSES(6)............................   2.17%




ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits below, all of which are guaranteed minimum withdrawal benefits:

OPTIONAL SUNAMERICA INCOME PLUS FEE
(calculated as a percentage of the Income Base)(7)

                                                           MAXIMUM
NUMBER OF COVERED PERSONS                            ANNUAL FEE RATE(8)
-------------------------                           --------------------
For One Covered Person............................          2.20%
For Two Covered Persons...........................          2.70%


OPTIONAL SUNAMERICA INCOME BUILDER FEE
(calculated as a percentage of the Income Base)(7)

                                                           MAXIMUM
NUMBER OF COVERED PERSONS                            ANNUAL FEE RATE(8)
-------------------------                           --------------------
For One Covered Person............................          2.20%
For Two Covered Persons...........................          2.70%



OPTIONAL MARKETLOCK FOR LIFE FEE


(calculated as a percentage of the Income Base)(7)



NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           0.70%
For Two Covered Persons...........................           0.95%






UNDERLYING FUND EXPENSES
(AS OF DECEMBER 31, 2009)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL UNDERLYING FUND
EXPENSES(9)                        MINIMUM   MAXIMUM
----------------------------       -------   -------
(expenses that are deducted from
  Underlying Funds of the
  Trusts, including management
  fees, other expenses and 12b-1
  fees if applicable)...........    0.72%     1.83%

FOOTNOTES TO THE FEE TABLE:
  (1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.



  (2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 4 years as follows:

YEARS SINCE RECEIPT:.....................................................   1    2    3    4    5+
                                                                            7%   6%   6%   5%   0%






     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL PROVISION BELOW.



  (3) The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more.



  (4) If you do not elect any optional features, your total separate account annual expenses would be 1.52%.



  (5) EstatePlus is an optional earnings enhancement death benefit. EstatePlus can only be elected if the optional Maximum Anniversary Value death benefit is also elected. If you do not elect the EstatePlus feature and you elect the optional Maximum Anniversary Value death benefit, your separate account annual expenses would be 1.77%. This feature is not available on contracts issued in New York and Washington.




  (6) The Combination HV & Roll-Up death benefit is not available on contracts issued in New York and Washington. You cannot elect the Combination HV & Roll-Up death benefit if you elect the Maximum Anniversary Value with or without EstatePlus death benefits and/or a living benefit. Therefore, the Maximum Separate Account Annual Expenses of 2.17% reflects election of the Combination HV & Roll-Up death benefit only.





  (7) The fee is assessed against the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to January 19, 2010, please see APPENDIX H for a description of the living benefit you may have elected.




  (8) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. If the value of the VIX increases or decreases from the previous Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly, subject to the maximums and minimums identified in the Fee Table. PLEASE SEE APPENDIX B -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.

---------------------------------------------------------------------------
                                                                 MAXIMUM
                                                                ANNUALIZED
                                                                 FEE RATE
                                                               DECREASE OR
                                 INITIAL         MINIMUM      INCREASE EACH
                                  ANNUAL          ANNUAL         BENEFIT
 NUMBER OF COVERED PERSONS       FEE RATE        FEE RATE        QUARTER*
-------------------------------------------- --------------- --------------
-------------------------------------------- --------------- --------------
 One Covered Person                1.10%           0.60%         +/-0.25%
-------------------------------------------- --------------- --------------
 Two Covered Persons               1.35%           0.60%         +/-0.25%
-------------------------------------------- --------------- --------------



         * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).




 (9) The maximum expense is for an American Funds SAST Master-Feeder Underlying Fund. SAAMCo has entered into a contractual agreement with SunAmerica Series Trust under which it will waive 0.70% of its advisory fee for such time as the Underlying Fund is operated as a Feeder Fund. This fee waiver will continue as long as the Underlying Fund is part of a Master-Feeder structure unless the Board of SunAmerica Series Trust approves a change in or elimination of the waiver. If the fee waiver was reflected in the maximum expense, the expense would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming separate account annual expenses of 2.02% (including the optional Maximum Anniversary Value death benefit and EstatePlus), the optional SunAmerica Income Plus feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for the remaining years) and investment in an Underlying Fund with total expenses of 1.83%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,224     $2,420     $3,075     $6,040



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:(4)


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $524      $1,820     $3,075     $6,040





MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)





(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $932      $1,315     $1,225     $2,626


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $232       $715      $1,225     $2,626


EXPLANATION OF FEE TABLE AND EXPENSE EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the SunAmerica Income Plus fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate has been reached. When SunAmerica Income Plus is elected, the fee for two Covered Persons is 1.35% for the first Benefit Year. After the first Benefit Year, the fee is recalculated each Benefit Quarter based on a non-discretionary formula. This formula also allows the fee to decrease for two Covered Persons to a minimum annual fee rate of 0.60%

4. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

5. The Maximum Expense Examples reflect the highest possible combination of charges. The Maximum Expense Examples do not reflect election of the Combination HV & Roll-Up Death Benefit which would result in 2.17% maximum separate account expenses because this death benefit cannot be elected with any optional living benefit.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    THE POLARIS CHOICE(III) VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:


     - Optional Living Benefit: If you elect one of the optional living benefits, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance.


     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.


This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract and build retirement savings. The Income Phase begins when you annuitize your contract and start taking annuity income payments.


The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

This variable annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        PURCHASING A POLARIS CHOICE(III)
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

-------------------------------------------------------------------
                                                     MINIMUM
                          MINIMUM INITIAL           SUBSEQUENT
                          PURCHASE PAYMENT       PURCHASE PAYMENT
-------------------------------------------------------------------
      Qualified                $4,000                  $250
-------------------------------------------------------------------
    Non-Qualified             $10,000                  $500
-------------------------------------------------------------------




Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.


We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payments. Purchase Payments that would cause total Purchase Payments in all contracts issued by SunAmerica Annuity and/or First SunAmerica to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.


Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefits, if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.


ASSIGNMENT OF THE CONTRACT


You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is received by us at our Annuity Service Center. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.


We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.


Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:


SunAmerica Annuity
P.O. Box 100330
Pasadena, CA 91189-0330

First SunAmerica (New York contracts only)
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

SunAmerica Annuity
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330

First SunAmerica (New York contracts only)
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0357

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS


When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.


We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.


If you elect the SunAmerica Income Plus or SunAmerica Income Builder living benefits, we will allocate 10% of your Purchase Payment to the Secure Value Account and we reserve the right to invest the remaining 90% of your Purchase Payment in the Cash Management Variable Portfolio during the free look period. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo"), a wholly-owned subsidiary of SunAmerica Annuity.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the yield of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative yields, your investment in the Cash Management Variable Portfolio will lose value.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES



     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"). On or about June 1, 2010, the investment adviser for the Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares, Invesco Van

     Kampen V.I. Comstock Fund, Series II Shares and the Invesco Van Kampen V.I. Growth and Income Fund, Series II Shares will change from Van Kampen Asset Management to Invesco Advisers, Inc. In addition, the trust for the Variable Portfolios will be changed from Van Kampen Life Investment Trust to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) subject to shareholder and other necessary approvals.


     ANCHOR SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     BB&T VARIABLE INSURANCE FUNDS

     BB&T Asset Management, Inc. is the investment adviser to BB&T Variable Insurance Funds ("VIF").


     BB&T Capital Manager Equity VIF ("BB&T Capital Manager") is structured as a Fund-of-Funds. A Fund-of-Funds invests in other Underlying Funds. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests.


     Please see the BB&T Variable Insurance Funds prospectus for details.

     COLUMBIA FUNDS VARIABLE INSURANCE TRUST I - CLASS A SHARES


     Columbia Management Investment Advisers, LLC is the investment adviser and various managers are the subadvisers to Columbia Funds Variable Insurance Trust I ("CFT I").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").


     Franklin Templeton VIP Founding Funds Allocation Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. A Fund-of-Funds invests in other underlying funds. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.


     Please see the Franklin Templeton Variable Insurance Products prospectus for details.

     LORD ABBETT SERIES FUND, INC. - CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. - CLASS 2 SHARES

     Principal Management Corporation is the investment adviser and Edge Asset Management, Inc. is the subadviser to the Principal Variable Contracts Funds, Inc. ("PVCF").


     Balanced, Conservative Balance, Conservative Growth, Flexible Income and Strategic Growth funds are Strategic Asset Management Portfolios structured as Fund-of-Funds. A Fund-of-Funds invests in other Underlying Funds. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests.


     Please see the Principal Variable Contracts Funds, Inc. prospectus for details.

     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Managed Allocation Portfolios and Real Return Portfolio listed below are part of Seasons Series Trust ("SST"). SAAMCo manages this Trust and generally engages subadvisers to provide investment advice for the Underlying Funds.

     Each Managed Allocation Portfolio has a different investment goal and is structured as a Fund-of-Funds, investing its assets in a combination of Underlying Funds of the Seasons Series Trust. A Fund-of-Funds generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection.

     Each Managed Allocation Portfolio is managed by Ibbotson Associates Advisors, LLC ("Ibbotson"). Ibbotson creates a target asset class allocation for each Managed Allocation Portfolio. Based on the target asset class allocations, Ibbotson determines a range and a target portfolio allocation in which each Managed Allocation Portfolio will invest in Underlying Funds of the Seasons Series Trust. Due to market movements, portfolio management decisions or cash flow considerations, Ibbotson may determine that a Managed Allocation Portfolio requires adjustments in order to meet its target allocation. Generally, Ibbotson will manage the investments for each Managed Allocation Portfolio to match its target allocation and to rebalance assets back to the target allocation, as it deems necessary. Ibbotson may change the asset class allocation ranges and the percentage invested in any of the Underlying Funds from time to time.

     This approach allows the Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each of the Underlying Funds of Seasons Series Trust in which the Managed Allocation Portfolio invests; and 2) the overlay portfolio management provided by Ibbotson.

     If you invest in a Managed Allocation Portfolio, you pay the expenses of the Managed Allocation Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Funds in which the Managed Allocation Portfolio invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.

     SUNAMERICA SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST"). SAST also offers Master-Feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment adviser to the Feeder Funds.

     Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

     Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

     Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.



           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

ALL OF THE UNDERLYING FUNDS LISTED BELOW MAY NOT BE AVAILABLE TO YOU FOR INVESTMENT.


UNDERLYING FUNDS                                 MANAGED BY:                                     TRUST   ASSET CLASS
----------------                                 -----------                                    ------   -----------
Aggressive Growth                                Wells Capital Management Incorporated          SAST     STOCK
Alliance Growth                                  AllianceBernstein L.P.                         SAST     STOCK
American Funds Asset Allocation SAST             Capital Research and Management Company        SAST     BALANCED
American Funds Global Growth SAST                Capital Research and Management Company        SAST     STOCK
American Funds Growth SAST                       Capital Research and Management Company        SAST     STOCK
American Funds Growth-Income SAST                Capital Research and Management Company        SAST     STOCK
Asset Allocation                                 Edge Asset Management, Inc.                    AST      BALANCED
Balanced                                         J.P. Morgan Investment Management Inc.         SAST     BALANCED
Blue Chip Growth                                 SunAmerica Asset Management Corp.              SAST     STOCK
Capital Appreciation                             Wellington Management Company, LLP             AST      STOCK
Capital Growth                                   OppenheimerFunds, Inc.                         SAST     STOCK
Cash Management                                  BofA Advisors, LLC                             SAST     CASH
Columbia High Yield Fund, Variable Series        MacKay Shields LLC                             CFT I    BOND
Columbia Marsico Focused Equities Fund,          Marsico Capital Management, LLC                CFT I    STOCK
  Variable Series
Corporate Bond                                   Federated Investment Management Company        SAST     BOND
Davis Venture Value                              Davis Selected Advisers, L.P.                  SAST     STOCK
"Dogs" of Wall Street                            SunAmerica Asset Management Corp.              SAST     STOCK
Emerging Markets                                 Putnam Investment Management, LLC              SAST     STOCK
Equity Opportunities                             OppenheimerFunds, Inc.                         SAST     STOCK
Foreign Value                                    Templeton Investment Counsel, LLC              SAST     STOCK
Franklin Income Securities Fund                  Franklin Advisers, Inc.                        FTVIPT   BALANCED
Franklin Templeton VIP Founding Funds            Franklin Templeton Services, LLC               FTVIPT   BALANCED
  Allocation Fund
Fundamental Growth                               Wells Capital Management Incorporated          SAST     STOCK
Global Bond                                      Goldman Sachs Asset Management International   SAST     BOND
Global Equities                                  J.P. Morgan Investment Management Inc.         SAST     STOCK
Government and Quality Bond                      Wellington Management Company, LLP             AST      BOND
Growth                                           Wellington Management Company, LLP             AST      STOCK
Growth-Income                                    AllianceBernstein L.P.                         SAST     STOCK
Growth Opportunities                             Invesco Advisers, Inc.                         SAST     STOCK
High-Yield Bond                                  PineBridge Investments LLC                     SAST     BOND
International Diversified Equities               Morgan Stanley Investment Management Inc.      SAST     STOCK
International Growth and Income                  Putnam Investment Management, LLC              SAST     STOCK
Invesco Van Kampen V.I. Capital Growth Fund,     Invesco Advisers, Inc.                         AVIF     STOCK
  Series II Shares
Invesco Van Kampen V.I. Comstock Fund, Series    Invesco Advisers, Inc.                         AVIF     STOCK
  II Shares
Invesco Van Kampen V.I. Growth and Income        Invesco Advisers, Inc.                         AVIF     STOCK
  Fund, Series II Shares
Lord Abbett Growth and Income                    Lord, Abbett & Co. LLC                         LASF     STOCK
Managed Allocation Balanced                      Ibbotson Associates Advisors, LLC              SST      BALANCED
Managed Allocation Moderate                      Ibbotson Associates Advisors, LLC              SST      BALANCED
Managed Allocation Moderate Growth               Ibbotson Associates Advisors, LLC              SST      BALANCED
Managed Allocation Growth                        Ibbotson Associates Advisors, LLC              SST      STOCK
Marsico Focused Growth                           Marsico Capital Management, LLC                SAST     STOCK
MFS Massachusetts Investors Trust                Massachusetts Financial Services Company       SAST     STOCK
MFS Total Return                                 Massachusetts Financial Services Company       SAST     BALANCED
Mid-Cap Growth                                   J.P. Morgan Investment Management Inc.         SAST     STOCK
Natural Resources                                Wellington Management Company, LLP             AST      STOCK
Real Estate                                      Davis Selected Advisers, L.P.                  SAST     STOCK
Real Return                                      Wellington Management Company, LLP             SST      BOND
Small Company Value                              Franklin Advisory Services, LLC                SAST     STOCK
Small & Mid Cap Value                            AllianceBernstein L.P.                         SAST     STOCK
Technology                                       Columbia Management Investment Advisers, LLC   SAST     STOCK
Telecom Utility                                  Massachusetts Financial Services Company       SAST     STOCK
Total Return Bond                                Pacific Investment Management Company LLC      SAST     BOND

YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH BB&T INVESTMENT SERVICES, INC.:


                                                                         ASSET
UNDERLYING FUNDS             MANAGED BY:                        TRUST    CLASS
----------------             -----------                       ------    ---------
BB&T Capital Manager         BB&T Asset Management, Inc.       VIF       STOCK
  Equity VIF
BB&T Select Equity VIF       BB&T Asset Management, Inc.       VIF       STOCK
BB&T Special                 BB&T Asset Management, Inc.       VIF       STOCK
  Opportunities Equity
  VIF
BB&T Total Return Bond       BB&T Asset Management, Inc.       VIF       BOND
  VIF




YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH CHASE INVESTMENT SERVICES CORPORATION (FORMERLY KNOWN AS WAMU INVESTMENTS, INC.):


                                                                         ASSET
UNDERLYING FUNDS             MANAGED BY:                        TRUST    CLASS
----------------             -----------                       ------    ---------
Balanced                     Edge Asset Management, Inc.       PVCF      BALANCED
Conservative Balanced        Edge Asset Management, Inc.       PVCF      BALANCED
Conservative Growth          Edge Asset Management, Inc.       PVCF      BALANCED
Equity Income Account        Edge Asset Management, Inc.       PVCF      STOCK
Flexible Income              Edge Asset Management, Inc.       PVCF      BALANCED
Strategic Growth             Edge Asset Management, Inc.       PVCF      STOCK


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

If you elect SunAmerica Income Plus or SunAmerica Income Builder, 10% of your investment is automatically allocated to a Fixed Account known as the Secure Value Account. The Secure Value Account is only available with election of these Living Benefits.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS


You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file. The 2-Year DCA Fixed Account may not be available in your state. Please check with your financial representative for availability.


DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH           ACCUMULATION UNIT         UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate amongst the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by selecting the Portfolio Allocator model on the investment election form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.


You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator model. If you attempt to split your investment in one or more Portfolio Allocator models, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Portfolio Allocator model, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives.


You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.


You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.



A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update both your allocation instructions, DCA target allocation instructions and Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.

If you elect an optional Living Benefit, you may elect a model that complies with the investment requirements of the optional Living Benefit and your model will be rebalanced quarterly. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.

POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE JANUARY 19, 2010)



----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL 1      MODEL 2      MODEL 3      MODEL 4
----------------------------------------------------------------------------------------
 American Funds Global Growth SAST          6%           9%           9%          10%
----------------------------------------------------------------------------------------
 American Funds Growth SAST                 2%           2%           3%           3%
----------------------------------------------------------------------------------------
 American Funds Growth-Income SAST          1%           1%           1%           1%
----------------------------------------------------------------------------------------
 Blue Chip Growth                           2%           2%           2%           2%
----------------------------------------------------------------------------------------
 Capital Appreciation                       2%           3%           3%           4%
----------------------------------------------------------------------------------------
 Corporate Bond                             8%           7%           5%           0%
----------------------------------------------------------------------------------------
 Davis Venture Value                        4%           4%           4%           5%
----------------------------------------------------------------------------------------
 Emerging Markets                           0%           0%           2%           3%
----------------------------------------------------------------------------------------
 Foreign Value                              6%           9%          10%          10%
----------------------------------------------------------------------------------------
 Global Bond                                3%           2%           0%           0%
----------------------------------------------------------------------------------------
 Government and Quality Bond                8%           5%           3%           0%
----------------------------------------------------------------------------------------
 Growth Opportunities                       2%           3%           5%           6%
----------------------------------------------------------------------------------------
 High-Yield Bond                            4%           0%           0%           0%
----------------------------------------------------------------------------------------
 International Diversified Equities         0%           0%           0%           5%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock
  Fund, Series II Shares*                   4%           5%           6%           6%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Growth and
  Income Fund, Series II Shares**           6%           6%           7%           7%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income              1%           2%           3%           3%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                     0%           1%           2%           3%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust          4%           5%           6%           7%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                             1%           1%           2%           2%
----------------------------------------------------------------------------------------
 Real Estate                                2%           3%           4%           5%
----------------------------------------------------------------------------------------
 Real Return                               13%           9%           4%           1%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                      5%           6%           6%           7%
----------------------------------------------------------------------------------------
 Small Company Value                        2%           3%           5%           6%
----------------------------------------------------------------------------------------
 Total Return Bond                         14%          12%           8%           4%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------





*     (formerly known as Van Kampen LIT Comstock, Class II Shares)



**    (formerly known as Van Kampen LIT Growth and Income, Class II Shares)


The Polaris Portfolio Allocator models listed above are those that are currently available. The Polaris Portfolio Allocator models are reconfigured annually. However, once you invest in a Polaris Portfolio Allocator model, the percentages of your contract value allocated to each Variable Portfolio within a model will not be changed by us. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Polaris Portfolio Allocator model in line with your investment goals over time.


We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.


50%-50% COMBINATION MODEL PROGRAM

PROGRAM DESCRIPTION

The 50%-50% Combination Model Program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The 50%-50% Combination Model Program allows you to choose from one of the four 50%- 50% Combination Models ("Combination Models") designed to assist in meeting your stated investment goals.

Each of the Combination Models allocate 50% of your investment in a Polaris Portfolio Allocator Model and the remaining 50% in a corresponding Managed Allocation Portfolio to attempt to match a stated investment time horizon and risk tolerance. Each Managed Allocation Portfolio is a Fund-of-Funds managed by Ibbotson. The 50% of your investment allocated to the Polaris Portfolio Allocator Model is considered "static" because the composition of the Polaris Portfolio Allocator Model will not be changed by us and is not actively managed. However, the 50% of your investment allocated to the Managed Allocation Portfolio is considered "active" because each Managed Allocation Portfolio is an Underlying Fund that Ibbotson manages in order to maintain the investment objective of the Managed Allocation Portfolio. FOR MORE INFORMATION, PLEASE SEE SEASONS SERIES TRUST AND POLARIS PORTFOLIO ALLOCATOR MODEL PROGRAM ABOVE.

ENROLLING AND INVESTING IN THE COMBINATION MODEL PROGRAM


You may enroll in the Combination Model Program by selecting a Combination Model on the investment option election form. You and your financial representative should determine the Combination Model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Combination Model by sending a written request or calling our Annuity Service Center.


You may also choose to invest gradually into a Combination Model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.


You may only invest in one Combination Model at a time and participation in the Combination Model Program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Combination Model. If you attempt to split your investment between one or more Combination Models, your investment may no longer be consistent with the Combination Models' intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Combination Model, such an investment may no longer be consistent with the Combination Models' intended objectives.



You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the

Variable Portfolios in the Combination Model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Combination Model, your investment may no longer be consistent with the Combination Model's intended objectives. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.


You can transfer 100% of your investment from one Combination Model to another Combination Model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM BELOW.



A subsequent Purchase Payment will be invested in the same Combination Model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update both your allocation instruction and Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


REBALANCING


You can elect to have your investment in the Combination Models rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Combination Model you selected. If you make such an election to rebalance, both the allocation to the Polaris Portfolio Allocator Model and the Managed Allocation Portfolio will be rebalanced to equal the 50%-50% split discussed above. The investments in the Underlying Funds of each Managed Allocation Portfolio are not rebalanced as part of the Combination Model Program. PLEASE SEE SEASONS SERIES TRUST ABOVE.


Over time, the Combination Model may no longer align with its original investment objective due to the effects of Underlying Fund performance, changes in the Underlying Funds, and the ever-changing investment markets. Therefore, if you do not elect to have your investment in the Combination Model rebalanced at least annually, then your investment may no longer be consistent with the Combination Model's intended objectives.

If you elect an optional Living Benefit, you may elect a Combination Model that complies with the investment requirements of the optional Living Benefit and your Combination Model will be rebalanced quarterly. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

IMPORTANT INFORMATION ABOUT THE COMBINATION MODEL PROGRAM

The Combination Model Program is not intended as ongoing or personalized advice about investing in the Variable Portfolios. We do not provide investment advice regarding whether a Combination Model should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Combination Model as your investment needs change. The Combination Model Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Combination Model may have been built. Also, allocation to a single asset class may outperform a Combination Model, so that you could have better investment returns investing in a single asset class than in a Combination Model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Combination Model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Combination Models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Combination Models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning a specific Combination Model can be obtained from your financial representative.

Below are the Combination Models available for election.

-----------------------------------------------------------------
 50%-50% COMBINATION
        MODEL          50% ALLOCATION TO:     50% ALLOCATION TO:
------------------------------------------- ---------------------
          1             Polaris Portfolio     Managed Allocation
                        Allocator Model 1          Balanced
------------------------------------------- ---------------------
          2             Polaris Portfolio     Managed Allocation
                        Allocator Model 2          Moderate
------------------------------------------- ---------------------
          3             Polaris Portfolio     Managed Allocation
                        Allocator Model 3       Moderate Growth
------------------------------------------- ---------------------
          4             Polaris Portfolio     Managed Allocation
                        Allocator Model 4           Growth
------------------------------------------- ---------------------


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE COMBINATION MODEL PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 5 transfers in a rolling 6-month look-back period ("6-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 5th transfer in a 6-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 5th transfer in a 6-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12 months from the date of your 5th transfer request ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 16, 2009 and within the previous six months (from February 17, 2009 forward) you made 5 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2009 must be submitted by U.S. Mail (from August 17, 2009 through August 16,
2010).


U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. However, if you have elected SunAmerica Income Plus or SunAmerica Income Builder, the amount of your investment allocated to the Secure Value Account cannot be allocated.



If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer ("Default Rebalancing Instructions"). For example, your current contract value is allocated 80% in Variable Portfolio A and 20% in Variable Portfolio B. You request a transfer of 50% from Variable Portfolio A to Variable Portfolio C. Then your Default Rebalancing Instructions would be 40% in Variable Portfolio A, 20% in Variable Portfolio B and 40% in Variable Portfolio C. You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.



Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect an optional living benefit with investment requirements, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing and you have not made any transfer, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts, allows you to invest in one or more Variable Portfolios without directly putting your Purchase Payment at risk. The program, available for no additional charge, accomplishes this by allocating your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 7-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.

If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals or the withdrawal charges applicable upon a full surrender of your contract. As a result, if you surrender your contract in the future, and withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule, that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.




If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, during the first contract year, your free withdrawal amount is the greatest of:



     (1) your penalty-free earnings; or



     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or



     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.



If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, after the first contract year, your free withdrawal amount is the greatest of (1), (2) or (3) plus any portion of your total invested amount no longer subject to a withdrawal charge:



     (1) your penalty-free earnings; or



     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge; or



     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.



If you do not elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, the provisions below describe your free withdrawal amount.



During the first contract year, your free withdrawal amount is the greater of:



     (1) your penalty-free earnings; or



     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

After the first contract year, your free withdrawal amount is the greater of (1) or (2) plus any portion of your total invested amount no longer subject to a withdrawal charge:



     (1) your penalty-free earnings; or



     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge.



Amounts withdrawn free of a withdrawal charge under the 10% provision do not reduce the amount you invested for purposes of calculating the withdrawal charge and penalty-free earnings. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals under the 10% provision would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.


The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract and no subsequent Purchase Payments. In contract year 3, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 4th contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:
    A=Your contract value at the time of your request for withdrawal ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)
    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 5% is the applicable percentage) [B x C = $5,000] D=Your full contract value ($85,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract.

We will only waive the withdrawal charges on withdrawals or surrenders of contract value paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OVERVIEW OF LIVING BENEFITS




The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.



Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity.



You may elect one of the following optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.



Below is a summary of the key features of the three optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.



     - If you are concerned about having more income now or in the near future, you may consider SunAmerica Income Plus 6%.



     - If you are concerned about having more income later and would prefer to build assets and maximize income potential, you may consider SunAmerica Income Builder 8%.



     - If you are concerned about having more income with greater flexibility and the ability to start and stop withdrawals, you may consider MarketLock For Life.



Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD ANALYZE EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE ELECTING.


SUNAMERICA INCOME PLUS 6%(SM) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit. The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years.

The Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than your Maximum Annual Withdrawal Amount, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you could be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.

SUNAMERICA INCOME BUILDER 8%(SM) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit. The annual 8% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years.

The Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you could be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.

MARKETLOCK FOR LIFE offers guaranteed lifetime income based on the contract's highest Anniversary Value during the contract's first 5 years. After the first 5 years, you have the opportunity to extend the period in which Anniversary Values are evaluated to lock in highest Anniversary Value.


GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The Living Benefits guarantee that only certain Purchase Payments received during the contract's first 5 years are included in the Income Base.

These optional Living Benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the full contract value must be paid within 5 years of death, in compliance with the IRC, after which time the contract terminates. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.




Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO JANUARY 19, 2010, PLEASE SEE APPENDIX H FOR DETAILS REGARDING THOSE BENEFITS.


LIVING BENEFIT DEFINED TERMS

ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below).

BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary is on any non-business day of the month for which there is no corresponding date, the Benefit Quarter Anniversary will be deemed to be the following business day.

BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.

CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.

COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

ELIGIBLE PURCHASE PAYMENTS

Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below) or the Continuation Contribution, if any. However, Continuation Contributions, if any are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Purchase Payments are limited to $1,500,000 without prior Company approval.




-------------------------------------------------
    OPTIONAL
     LIVING           FIRST          SUBSEQUENT
     BENEFIT      CONTRACT YEAR    CONTRACT YEARS
-------------------------------------------------
  SunAmerica         100% of          Purchase
  Income Plus       Purchase          Payments
  and                Payments       received in
  SunAmerica         received      contract years
  Income                           2-5, capped at
  Builder                             200% of
                                      Purchase
                                      Payments
                                  received in the
                                   first contract
                                        year

-------------------------------------------------
  MarketLock         100% of          Purchase
  For Life           Purchase         Payments
                     Payments       received in
                     Received      contract years
                                   2-5, capped at
                                      100% of
                                      Purchase
                                      Payments
                                  received in the
                                   first contract
                                        year

-------------------------------------------------



SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $200,000 for years 2-5 for a grand total maximum of $900,000 of Eligible Purchase Payments.

MARKETLOCK FOR LIFE EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 for years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

EXCESS WITHDRAWAL

Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An

Excess Withdrawal will also cause the Income Base and Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year.

INCOME BASE EVALUATION PERIOD (FOR MARKETLOCK FOR LIFE ONLY)

The period of time over which we will consider Anniversary Values in evaluating the Income Base.


INCOME CREDIT (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER ONLY) An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:

-------------------------------------------------
                                       INCOME
    OPTIONAL                           CREDIT
 LIVING BENEFIT   INCOME CREDIT     AVAILABILITY
-------------------------------------------------
  SunAmerica            6%           Available
  Income Plus                        during the
                                      first 12
                                   Benefit Years
                                   -- the Income
                                     Credit is
                                     reduced in
                                       years
                                  withdrawals are
                                       taken
-------------------------------------------------
  SunAmerica            8%           Available
  Income                             during the
  Builder                             first 12
                                   Benefit Years
                                   -- the Income
                                     Credit is
                                   eliminated in
                                     years any
                                   withdrawal is
                                       taken
-------------------------------------------------
  MarketLock      Not applicable   Not applicable
  For Life
-------------------------------------------------


INCOME CREDIT BASE (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER
ONLY)
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.

INCOME CREDIT PERIOD (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER
ONLY)
The period of time over which we calculate the Income Credit.

INELIGIBLE PURCHASE PAYMENTS
Purchase Payments, or portions thereof, received after the 5th contract year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

INVESTMENT REQUIREMENTS (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER ONLY)
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, (the "Flexible Allocation"), must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" below.

INVESTMENT REQUIREMENTS (FOR MARKETLOCK FOR LIFE ONLY)
Every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT MARKETLOCK FOR LIFE?" below.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.

MINIMUM INCOME BASE (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER
ONLY)
The guaranteed minimum amount to which the Income Base could be increased on the 12th Benefit Year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.

PROTECTED INCOME PAYMENT (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER ONLY)
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero.

PROTECTED INCOME PAYMENT PERCENTAGE (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER ONLY)
The percentage used to determine the Protected Income Payment.

SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER

How do SunAmerica Income Plus and SunAmerica Income Builder work?

Both Living Benefits lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

If you elect SunAmerica Income Plus, the Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than your Maximum Annual Withdrawal Amount, thereby providing a guarantee that income can increase during the first 12 years, even after starting withdrawals. If you elect SunAmerica Income Builder, the Income Credit is eliminated in any Benefit Year in which you take a withdrawal.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary; the Income Base could be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.

What determines the amount I can receive each year?

The amount you can receive differs depending on which Living Benefit you have elected and whether your contract value is greater than or equal to zero. While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base. If your contract value has been reduced to zero, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.




SUNAMERICA INCOME PLUS



------------------------------------------------------------------
       NUMBER OF            MAXIMUM ANNUAL       PROTECTED INCOME
    COVERED PERSONS     WITHDRAWAL PERCENTAGE   PAYMENT PERCENTAGE
---------------------------------------------- -------------------
 One Covered Person              6.0%                   4.0%*
---------------------------------------------- -------------------
 Two Covered Persons             5.5%                   4.0%*
---------------------------------------------- -------------------




SUNAMERICA INCOME BUILDER



------------------------------------------------------------------
       NUMBER OF            MAXIMUM ANNUAL       PROTECTED INCOME
    COVERED PERSONS     WITHDRAWAL PERCENTAGE   PAYMENT PERCENTAGE
---------------------------------------------- -------------------
 One Covered Person              5.5%                   4.0%*
---------------------------------------------- -------------------
 Two Covered Persons             5.0%                   4.0%*
---------------------------------------------- -------------------



* The Protected Income Payment Percentage is 3.0% if the first withdrawal from the contract is taken before age 65 (based on the age of the younger of two Covered Persons, if applicable).

Are there investment requirements if I elect SunAmerica Income Plus and SunAmerica Income Builder?

Yes. We will allocate 10% of every Purchase Payment and spousal continuation contribution, if applicable, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment with election of SunAmerica Income Plus and SunAmerica Income Builder. The remaining 90% of every Purchase Payment and spousal continuation contribution, if applicable (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below.

Your Flexible Allocation must comply with the investment requirements in one of four ways.

FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3


After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:


------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 Option 1         Invest in one of three available Polaris Portfolio Allocator
                  Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3
 Option 2         Invest in one or more of the following balanced Variable
                  Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
---------------- -------------------------------------------------------------
 Option 3         Invest in the Cash Management Variable Portfolio
---------------- -------------------------------------------------------------


FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4


After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:

------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 20%      BB&T Total Return Bond VIF(1)
    FIXED                  Maximum 90%      Cash Management
    ACCOUNTS                                Corporate Bond
                                            Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. EQUITY                 Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            BB&T Capital Manager Equity VIF(1)
                                            BB&T Select Equity VIF(1)
                                            BB&T Special Opportunities Equity VIF(1)
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Columbia High Yield Fund, VS
                                            Columbia Marsico Focused Equities, VS
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco Van Kampen V.I. Capital Growth
                                              Fund, Series II Shares(2)
                                            Invesco Van Kampen V.I. Comstock Fund,
                                              Series II Shares(3)
                                            Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares(4)
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Managed Allocation Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------




 (1) Only available if you purchased your contract through BB&T Investment Services, Inc.



 (2) (formerly Van Kampen LIT Capital Growth, Class II Shares)



 (3) (formerly Van Kampen LIT Comstock, Class II Shares)



 (4) (formerly Van Kampen LIT Growth and Income, Class II Shares)


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

Your allocation instructions accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's Flexible Allocations going outside these requirements. Quarterly rebalancing will ensure that your Flexible Allocation will continue to comply with the investment requirements for this feature.

We will initiate rebalancing of your Flexible Allocation in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any transfer you initiate, or any withdrawal you initiate. Because automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs, if you make a transfer, you must provide updated rebalancing instructions for your Flexible Allocation. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available, resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.


You may not transfer any amounts between the Secure Value Account and the Flexible Allocation Variable Portfolios or Fixed Accounts. You may not use the Dollar Cost Averaging program in connection with the Secure Value Account. In addition, we will not rebalance amounts in the Secure Value Account under the Automatic Asset Rebalancing Program. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" BELOW.

If compliant rebalancing instructions are not provided with every Purchase Payment, we will rebalance your Flexible Allocation as described in the example below:


     Assume that you want your Purchase Payment split between Group A and Group B under the Flexible Allocation Build-Your-Own option. 10% of your Purchase Payment is allocated to the Secure Value Account and 90% of your Purchase Payment is allocated to the Flexible Allocation. You want to invest 40% of the Purchase Payment in a bond Variable Portfolio and 50% of the Purchase Payment in a stock Variable Portfolio.


     We will set your rebalancing instructions as follows unless you instruct otherwise: 44.4% in the bond Variable Portfolio (40%/90% = 44.4%) and 55.6% in the stock Variable Portfolio (50%/90% = 55.6%). We may need to allocate slightly more or less to each fund in order for the rebalancing instructions to total 100% and for each Investment Group to meet the applicable investment requirement.



     Over the next Benefit Quarter, the bond market does very well while the stock market performs poorly. At the end of the Benefit Quarter, the bond Variable Portfolio now represents 50% of your holdings because it has increased in value and the stock Variable Portfolio represents 40% of your holdings. Upon quarterly rebalancing on the last day of the Benefit Quarter, we will proportionately rebalance your Flexible Allocation based on the Flexible Allocation percentages provided for your Purchase Payment. We would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 44% of the Flexible Allocation value and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 56% of the Flexible Allocation value.


The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations.

What are the factors used to calculate SunAmerica Income Plus and SunAmerica Income Builder?

The benefit offered by SunAmerica Income Plus and SunAmerica Income Builder is calculated by considering the factors described below.




FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first 5 contract years, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments.


SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.


THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Eligible Purchase Payments.


FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary; the Income Base could be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income is equal to at least 200% of your first Benefit Year's Eligible Purchase Payments.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.


If you elect SUNAMERICA INCOME PLUS, the Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year Anniversary during the Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than or equal to your Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year Anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base. For example, if you take a withdrawal that is equal to 4% of the Income Base, the Income Credit Percentage for that Benefit

Year is reduced from 6% to 2%. However, if you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit Percentage for that Benefit Year is equal to zero.

If you elect SUNAMERICA INCOME BUILDER, the Income Credit is equal to 8% of the Income Credit Base, on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we consider any EXCESS WITHDRAWALS.

How can the Income Base and Income Credit Base be increased?


On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.


On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.


Increases of your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year during which subsequent Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

What are the effects of withdrawals on SunAmerica Income Plus and SunAmerica Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:


     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.


     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.


     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.



All withdrawals, including withdrawals taken under these Living Benefits, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?

The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter.


----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The quarterly fee rate will not increase or decrease by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. If the value of the VIX increases or decreases from the previous Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly, subject to the maximums and minimums identified in the table above. Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

PLEASE SEE APPENDIX B -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an adjustment to an Income Credit, higher Anniversary Value or subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

All withdrawals from the contract, including withdrawals under these Living Benefits, will reduce your contract value. Unfavorable investment experience and/or fees will also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following options for payment:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.


Once you elect a payment option, it cannot be changed. If you do not select a payment option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER



MARKETLOCK FOR LIFE

How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

What determines the amount I can receive each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
           AGE OF THE COVERED PERSON AT                  WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday        5% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
  AGE OF THE YOUNGER COVERED PERSON OR SURVIVING       MAXIMUM ANNUAL
                 COVERED PERSON AT                       WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday      4.75% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------




Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:

     1. 100% in the Cash Management Variable Portfolio; or

     2. 100% in either Polaris Portfolio Allocator Model 1, 2 or 3, or

        100% in either 50%-50% Combination Model 1, 2 or 3; or

     3. 100% in one or a combination of the following balanced Variable
        Portfolios:

        American Funds Asset Allocation SAST
        Asset Allocation
        Balanced (JPM)
        Franklin Income Securities Fund
        Managed Allocation Balanced
        Managed Allocation Moderate
        Managed Allocation Moderate Growth
        MFS Total Return; or


------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 30%      BB&T Total Return Bond VIF(1)
    FIXED                 Maximum 100%      Cash Management
    ACCOUNTS                                Corporate Bond
                                            Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. EQUITY                 Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            BB&T Capital Manager Equity VIF(1)
                                            BB&T Select Equity VIF(1)
                                            BB&T Special Opportunities Equity VIF(1)
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Columbia High Yield Fund, VS
                                            Columbia Marsico Focused Equities, VS
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco Van Kampen V.I. Capital Growth
                                              Fund, Series II Shares(2)
                                            Invesco Van Kampen V.I. Comstock Fund,
                                              Series II Shares(3)
                                            Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares(4)
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Managed Allocation Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------




 (1) Only available if you purchased your contract through BB&T Investment Services, Inc.



 (2) (formerly Van Kampen LIT Capital Growth, Class II Shares)



 (3) (formerly Van Kampen LIT Comstock, Class II Shares)



 (4) (formerly Van Kampen LIT Growth and Income, Class II Shares)


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

Your allocation instructions accompanying any Purchase Payment as well as your target allocations if you invest in a

DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature.

We will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any transfer you initiate, or any withdrawal you initiate. Because automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs, if you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available, resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations.

What are the factors used to calculate MarketLock For Life?

The benefit offered by MarketLock For Life is calculated by considering the factors described below:




FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first 5 contract years, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments.


SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.


THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Eligible Purchase Payments.


FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.


FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage.


FINALLY, we determine the EXCESS WITHDRAWALS.

How can the Income Base be increased?

On each Benefit Year Anniversary during the Income Base Evaluation Period, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base.


Increases to your Income Base occur on Benefit Year Anniversaries as described above. However, Eligible Purchase Payments can increase your Income Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


What is the fee for MarketLock For Life?

The fee for MarketLock For Life is assessed against the Income Base and deducted quarterly from your contract value at the end of each Benefit Quarter beginning on the first Benefit Quarter Anniversary following the Benefit

Effective Date. The fee depends on whether you elect to cover one life or two lives. The fee is as follows:

--------------------------------------------------------
         NUMBER OF
      COVERED PERSONS              ANNUAL FEE RATE
--------------------------------------------------------
 For One Covered Person          0.70% of Income Base
--------------------------------------------------------
 For Two Covered Persons         0.95% of Income Base
--------------------------------------------------------


An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.


If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata charge is calculated by multiplying the fee by the number of days between the date the prior fee was last assessed and the date of surrender divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.


Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.


     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.


     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "WHAT ARE THE FACTORS USED TO CALCULATE MARKETLOCK FOR LIFE?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current Income Base Evaluation Period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.


If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.


PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING MARKETLOCK FOR LIFE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                   AGE
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
             Joint Owners(1)                       45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(1)           45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) Based on the age of the older Owner.

(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected SunAmerica Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit will be included in determining any Income Base increase in that Benefit Year.

If you have elected SunAmerica Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.

What happens to my Living Benefit upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and, if you have elected SunAmerica Income Plus or SunAmerica Income Builder, the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If you have elected SunAmerica Income Plus or SunAmerica Income Builder and spousal continuation occurs during the Income Credit Period, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values or if applicable, any Income Credit while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.

If you have elected MarketLock For Life and spousal continuation occurs during the Income Base Evaluation Period, the Continuing Spouse will continue to receive any increases to the Income Base for the duration of the Income Base Evaluation Period, while the contract value is greater than zero. The Continuing Spouse will also be eligible to elect to extend the Income Base Evaluation Period, upon expiration of the applicable period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" ABOVE.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?




For all Living Benefits, if the contract value and the Income Base are greater than zero on the Latest Annuity Date, you can begin the Income Phase and therefore, you must select one of the following annuity income options:



     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or



     2. If you have elected MARKETLOCK FOR LIFE, annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you; or,



     3. If you have elected SUNAMERICA INCOME PLUS or SUNAMERICA INCOME BUILDER, annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive; the fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent

        Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.



     4. Any annuity income payment option mutually agreeable between you and us.



Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.



If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years, as described in ANNUITY INCOME OPTIONS below.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

-------------------------------------------------
    Optional       Cancellation
     Living          Request        Cancellation
     Benefit         Received      Effective Date
-------------------------------------------------
  SunAmerica        Years 1-5       5th Benefit
  Income Plus                           Year
  and                               Anniversary
                 --------------------------------
  SunAmerica         Years 5+     Benefit Quarter
  Income                            Anniversary
  Builder                          following the
                                   receipt of the
                                    cancellation
                                      request
-------------------------------------------------
  MarketLock        Years 1-5       5th Benefit
  For Life                              Year
                                    Anniversary
                 --------------------------------
                    Years 6-10      10th Benefit
                                        Year
                                    Anniversary
                 --------------------------------
                    Years 10+       Benefit Year
                                    Anniversary
                                   following the
                                   receipt of the
                                    cancellation
                                      request
-------------------------------------------------



On the cancellation effective date of the Living Benefit, you will be charged one final fee applicable to the Benefit Quarter (Benefit Year for MarketLock For
Life) in which the cancellation occurs, on the Benefit Quarter Anniversary (Benefit Year Anniversary for MarketLock For Life). Thereafter, you will no longer be charged a fee.


Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation. If you elected MarketLock For Life and cancelled the feature, you may not extend the Income Base Evaluation Period.


If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter (Benefit Year for MarketLock For Life) in which the cancellation occurs, on the Benefit Quarter Anniversary (Benefit Year Anniversary for MarketLock For Life). Thereafter, the fee will no longer be charged.


If you elected MarketLock For Life and cancelled the feature, the surviving Covered Person may not extend the Income Base Evaluation Period. The surviving Covered Person may no longer re-elect or reinstate the Living Benefit after cancellation.

What happens to the Secure Value Account if I elect to cancel SunAmerica Income Plus or SunAmerica Income Builder?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available, amounts will be transferred to the Cash Management Variable Portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. Purchase Payments will no longer be allocated to the Secure Value Account after cancellation.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AS INDICATED ABOVE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

For contracts in which the aggregate of all Purchase Payments in contracts issued by SunAmerica Annuity and/or First SunAmerica to the same owner/annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2010, PLEASE SEE APPENDIX I FOR DETAILS REGARDING THOSE FEATURES.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program, if available, described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if he/she has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an annuity income option or participate in the Extended Legacy program.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original Owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own Beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

OTHER BENEFICIARY CONTINUATION OPTIONS

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-Qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

Please consult a qualified adviser regarding tax implications of these options and your particular circumstances.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.

STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:


The standard death benefit is the greater of:


     1. Contract value; or


     2. Net Purchase Payments.


THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:


The standard death benefit is the greater of:


     1. Contract value; or


     2. Purchase Payments reduced by any Withdrawal Adjustment.


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT


IF YOU ELECT THE COMBINATION HV & ROLL-UP DEATH BENEFIT, YOU MAY NOT ELECT THE MAXIMUM ANNIVERSARY VALUE AND ESTATEPLUS DEATH BENEFITS AND/OR A LIVING BENEFIT OR ANY AVAILABLE FIXED ACCOUNT(S). For an additional fee, you may elect the optional Combination HV & Roll-Up death benefit which can provide greater protection for your Beneficiaries. You may only elect this death benefit at the time you purchase your contract and once elected, the Owner cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit can only be elected prior to your 76th birthday at contract issue. It is not available for election in New York and Washington.


Please note that this feature may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

The death benefit is the greatest of:

     1. Contract value; or

     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

          (a) 15 years after the contract date; or

          (b) The day before your 80th birthday; or

          (c) The date of death,


         adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 83rd birthday.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments reduced by any Withdrawal Adjustment; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary and reduced by any Withdrawal Adjustment since that contract anniversary. The anniversary value for any year is equal to the contract value on the applicable anniversary.


OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract. EstatePlus is not available if you elected the Combination HV & Roll-Up death benefit. This benefit is not available for election in New York and Washington.

In order to elect EstatePlus, you must have also elected the optional Maximum Anniversary Value death benefit described above.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0 - 4                      25% of Earnings         40% of Net Purchase Payments
----------------------------------------------------------------------------------------
 Years 5 - 9                      40% of Earnings         65% of Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+                        50% of Earnings         75% of Net Purchase Payments*
----------------------------------------------------------------------------------------




The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years               25% of Earnings         40% of Net Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. PLEASE SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

If the Continuing Spouse terminates the optional Combination HV & Roll-Up death benefit on the Continuation Date, no optional Combination HV & Roll-Up death benefit will be payable to the Continuing Spouse's Beneficiary. The Continuing Spouse may not terminate the optional Maximum Anniversary Value death benefit.


To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original Owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The mortality and expense risk charge and distribution expense charge is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for four complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 YEAR SINCE
  RECEIPT                 1             2             3             4             5
 WITHDRAWAL
 CHARGE                  7%            6%            6%            5%            0%
----------------------------------------------------------------------------------------



When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, we reduce the withdrawn amount from the contract value by any applicable withdrawal charges. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES


Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.


The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.


There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Class 2 shares of Franklin Templeton Variable Insurance Products Trust and Class 2 shares of Principal Variable Contracts Funds. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.

OPTIONAL LIVING BENEFIT FEES

The annual Living Benefit fees will be assessed as a percentage of the Income Base for all years in which the Living Benefits are in effect. The fee depends on whether you elect to cover one or two lives.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE

----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------

* The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. If the value of the VIX increases or decreases from the previous Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly, subject to the maximum and minimums identified in the table above. PLEASE SEE APPENDIX B -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.

OPTIONAL MARKETLOCK FOR LIFE FEE

----------------------------------------------------------------------------------
        NUMBER OF COVERED PERSONS                      ANNUAL FEE RATE
----------------------------------------------------------------------------------
 One Covered Person                                         0.70%
----------------------------------------------------------------------------------
 Two Covered Persons                                        0.95%
----------------------------------------------------------------------------------


The fee for MarketLock For Life will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Benefit Effective Date and ending upon cancellation of this feature. You will be notified of any change in fee prior to the First and Subsequent Extensions. We guarantee that the current fee reflected above will not increase by more than 0.25% at the time of First Extension.



Certain optional Living Benefits are no longer offered or have changed since first being offered. If your contract was issued with an optional Living Benefit prior to January 19, 2010, please see Appendix H for details regarding your Living Benefit.


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT FEE

The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolio(s).

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2010, PLEASE SEE APPENDIX I FOR DETAILS REGARDING THOSE FEATURES.

PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 1.50% to 6.25% of the initial Purchase Payment.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    PAYMENTS IN CONNECTION WITH DISTRIBUTION
                                   OF CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.


COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 6.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.


The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative may purchase a contract on a basis in which a bonus amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2009 in the Statement of Additional Information which is available upon request.


We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and

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classes of shares of such Underlying Funds) that make such payments to us. Other
Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds with the exception of the Managed Allocation Portfolios. The Managed Allocation Portfolios, which are structured as Fund-of-Funds, are not subject to 12b-1 fees but indirectly bear the expenses of the Underlying Funds, including the 12b-1 fees, in which they invest. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of SunAmerica Annuity, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the subadviser's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.

We do not pay a death benefit to your Beneficiary once you begin the Income Phase. PLEASE SEE DEATH BENEFITS ABOVE.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no annuity income payments will be available. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

Annuity income payments must begin on or before your Latest Annuity Date. If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. PLEASE SEE TAXES BELOW.

ANNUITY INCOME OPTIONS


You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your income option. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.


We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.


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ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

For contracts issued in New York, only a 10-year period guarantee is available.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the

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Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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The basic summary below addresses broad federal taxation matters based on the
Internal Revenue tax code, IRS regulations and interpretations existing as of the date of this prospectus and generally does not address state or local taxation issues or questions. It is not tax advice, nor does it include all the federal tax rules that may affect you and your contract. We caution you to seek competent tax advice about your own circumstances from a qualified tax advisor. We do not guarantee the tax status or treatment of your annuity. Tax laws constantly change; therefore, we cannot guarantee that information contained herein is complete and/or accurate. Federal income tax treatment of the contract is sometimes uncertain and Congress, the IRS and/or the courts may modify tax laws and treatment retroactively. We have included an additional discussion regarding taxes in the Statement of Additional Information.


ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.


If you do not purchase your contract under one of a number of types of employer-sponsored retirement plans, or any Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under one of a number of types of employee-sponsored retirement plans, or under an IRA, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.


AGGREGATION OF CONTRACTS


All Non-Qualified contracts that are issued by us to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually)

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       made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010, the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.



A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange"). We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions, as well as any other after-tax amounts permitted under the employer's plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.


The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or

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(5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.



Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with lesser IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.



Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the Code, regulations, IRS pronouncements, and other applicable legal authorities.



On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance permitted the adoption of the written plan, whether in the form of a single document or as a collection of documents, not later than December 31, 2009. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premium (including contributions, transfers and exchanges) into new or existing 403(b) contracts.



Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules might have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009 or, if later, prior to the transfer, the transfer would be considered a "failed" transfer that is subject to tax, and as such could be a violation of applicable withdrawal limitations. Additional guidance issued by the IRS generally permitted a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer. The IRS may in the future issue new guidance, or revise its existing guidance, regarding corrections of defects in 403(b) plans, including such failed transfers.


In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in

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which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31. However, The Worker, Retiree, and Employer Recovery Act of 2008, eliminated the 2009 minimum distribution requirement from most eligible retirement plans. We are not aware of any proposal or legislative or regulatory action to extend this exemption from the minimum distribution requirement for 2010 or later years.



If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.


You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.


The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or as annuity income payments. Estate taxes may also apply.


Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could in the future take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.


If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.


If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser. Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for Federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR

SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by SACS in connection with the distribution of the contracts.

THE COMPANY

SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") is a stock life insurance company organized under the laws of the state of Arizona on January 1, 1996. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. SunAmerica Annuity conducts life insurance and annuity business in the District of Columbia and all states except New York.

For details regarding name changes and redomestication of SunAmerica Annuity, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION.

First SunAmerica Life Insurance Company ("First SunAmerica") is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978. Its principal place of business is 70 Pine Street, New York, New York 10270. First SunAmerica conducts life insurance and annuity business only in the state of New York.

OWNERSHIP STRUCTURE OF THE COMPANY

SunAmerica Annuity and First SunAmerica are indirect, wholly owned subsidiaries of American International Group, Inc. ("American International Group"), a Delaware corporation.


American International Group is an international insurance organization with operations in more than 130 countries and jurisdictions. Its activities include commercial, institutional and individual property-casualty, life insurance, and retirement services around the world. In September 2008, American International Group experienced a severe strain on its liquidity that resulted in American International Group, on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). The credit facility obligations are guaranteed by certain American International Group subsidiaries and the obligations are secured by a pledge of certain assets of American International Group and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.


Pursuant to the terms of the credit facility, effective, March 4, 2009, the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), became the controlling stockholder of American International Group through the issuance of American International Group's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock"). The change of control does not in any way alter the Company's obligations to you.


Additional details regarding the transactions with the NY Fed, including subsequent modifications to the credit facility, American International Group's participation under the Troubled Assets Relief Program ("TARP") and American International Group's restructuring plans can be found in American International Group's Form 10-K and 10-K/A as well as in the financial statements of the Company and the Separate Account. For information on how to locate these financial statements, SEE FINANCIAL STATEMENTS, BELOW.



In connection with the preparation of its annual report on Form 10-K for the fiscal year ended December 31, 2009, management of American International Group assessed whether American International Group has the ability to continue as a going concern during this period. Based on the U.S. government's continuing commitment, the already completed transactions and the other expected transactions with the New York Fed, plans of American International Group's management to stabilize American International Group's businesses and dispose of certain assets, and after consideration of the risks and uncertainties of such plans, management of American International Group believes that it will have adequate liquidity to finance and operate American International Group's businesses, execute its asset disposition plan and repay its obligations for at least the next twelve months. It is possible that the actual outcome of one or more of the plans of American International Group's management could be materially different, or that one or more of the significant judgments or estimates of American International Group's management about the potential effects of these risks and uncertainties could prove to be materially incorrect, or that the transactions with the New York Fed previously discussed fail to achieve the desired objectives. If one or more of these possible outcomes is realized and financing is not available, American International Group may need additional U.S. government support to meet its obligations as they come due. Without additional support from the U.S. government, in the future there could be substantial doubt about American International Group's ability to continue as a going concern. If American International Group were not able to continue as a going concern, management believes this could have a material effect upon the Company and its operations.



Additional information on American International Group is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding American International Group as described above is qualified by regulatory filings American International Group files from time to time with the SEC.


OPERATION OF THE COMPANY


The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand. The financial condition of American International Group and rating downgrades that occurred late in the third quarter of 2008 and American International Group's restructuring plan, and other American International Group-related news also has had an impact on the Company's operations.


The Company is exposed to market risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT


SunAmerica Annuity established Variable Separate Account under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981.



First SunAmerica originally established FS Variable Separate Account under New York law on September 9, 1994.


These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT


Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.


The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

PLEASE SEE APPENDIX F IF YOUR CONTRACT WAS ISSUED PRIOR TO JANUARY 1, 2007 BY SUNAMERICA ANNUITY OR APPENDIX G IF YOUR CONTRACT WAS ISSUED PRIOR TO FEBRUARY 1, 2008 BY FIRST SUNAMERICA FOR IMPORTANT INFORMATION REGARDING CERTAIN GUARANTEES BY AMERICAN HOME ASSURANCE COMPANY ("GUARANTOR").

FINANCIAL STATEMENTS


There are various sets of financial statements described below that are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND SEPARATE ACCOUNT


The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix F and Appendix G for more information.

AMERICAN INTERNATIONAL GROUP SUPPORT AGREEMENT

American International Group's annual report is incorporated herein by reference and we provide you notice of certain other filings made by American International Group because there is a Support Agreement in place whereby American International Group has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The Support Agreement requires American International Group to make payments solely to the Company and not to the policyholders. A policyholder cannot proceed against American International Group on its own behalf. All actions under the Support Agreement must be brought by the Company, or if the Company fails to assert its rights, in a representative capacity by a policyholder on behalf of the Company.


The consolidated financial statements and financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) incorporated in this prospectus by reference to the Annual Report on Form 10-K, filed on February 26, 2010 and Amended Annual Report on Form 10-K/A, filed on March 31, 2010, of American International Group for the year ended December 31, 2009, have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS


The financial statements of the Company, Separate Account and Guarantor, if applicable are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.


We encourage both existing and prospective contract owners to read and understand the financial statements.

The SEC allows the Company to "incorporate by reference" some of the information American International Group files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be part of this prospectus.


American International Group is subject to the informational requirements of the Securities Exchange Act of 1934. American International Group files reports and other information with the SEC to meet those requirements. American International Group files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and American International Group's website at http://www.aig.com.


You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS

Along with other companies, SunAmerica Annuity has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. SunAmerica Annuity is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. SunAmerica Annuity is cooperating fully with the investigation. The impact of this matter, if any, on SunAmerica Annuity's financial position cannot be reasonably estimated at this time.


There are no pending legal proceedings affecting Variable Separate Account and FS Variable Separate Account. Various lawsuits against SunAmerica Annuity, First SunAmerica and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of SunAmerica Annuity, First SunAmerica and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of SunAmerica Annuity and First SunAmerica.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 THE CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI are listed below.




Separate Account and the Company
General Account
Support Agreement Between the Company and
  American International Group
Master-Feeder Structure
Information Regarding the Use of the
  Volatility Index ("VIX")
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Forms Receiving Revenue Sharing
  Payments
Distribution of Contracts
Financial Statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                            FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                               ENDED          ENDED          ENDED          ENDED
                                                              12/31/06      12/31/07       12/31/08       12/31/09
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$15.910    (a)$17.353     (a)$16.976     (a)$7.892
                                                            (b)$15.748    (b)$17.152     (b)$16.669     (b)$7.711
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$7.858
          Ending AUV.....................................   (a)$17.353    (a)$16.976     (a)$7.892      (a)$10.892
                                                            (b)$17.152    (b)$16.669     (b)$7.711      (b)$10.590
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$10.546
          Ending Number of AUs...........................   (a)657        (a)72,174      (a)115,495     (a)149,294
                                                            (b)19         (b)5,196       (b)1,898       (b)1,315
                                                            (c)N/A        (c)N/A         (c)N/A         (c)221
--------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$31.497    (a)$32.629     (a)$36.738     (a)$21.389
                                                            (b)$31.153    (b)$32.173     (b)$36.044     (b)$20.880
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$22.189
          Ending AUV.....................................   (a)$32.629    (a)$36.738     (a)$21.389     (a)$29.638
                                                            (b)$32.173    (b)$36.044     (b)$20.880     (b)$28.788
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$28.710
          Ending Number of AUs...........................   (a)12,540     (a)194,741     (a)192,122     (a)155,807
                                                            (b)609        (b)7,550       (b)7,196       (b)7,053
                                                            (c)N/A        (c)N/A         (c)N/A         (c)155
--------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$10.000    (a)$10.534     (a)$11.019     (a)$7.614
                                                            (b)$10.000    (b)$10.521     (b)$10.951     (b)$7.529
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$7.657
          Ending AUV.....................................   (a)$10.534    (a)$11.019     (a)$7.614      (a)$9.254
                                                            (b)$10.521    (b)$10.951     (b)$7.529      (b)$9.105
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$9.059
          Ending Number of AUs...........................   (a)2,546      (a)507,152     (a)1,303,751   (a)1,632,066
                                                            (b)20,538     (b)42,207      (b)89,666      (b)95,485
                                                            (c)N/A        (c)N/A         (c)N/A         (c)13
--------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$10.000    (a)$10.768     (a)$12.137     (a)$7.337
                                                            (b)$10.000    (b)$10.757     (b)$12.064     (b)$7.257
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$7.646
          Ending AUV.....................................   (a)$10.768    (a)$12.137     (a)$7.337      (a)$10.244
                                                            (b)$10.757    (b)$12.064     (b)$7.257      (b)$10.081
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$10.061
          Ending Number of AUs...........................   (a)54,516     (a)1,653,452   (a)3,756,533   (a)4,439,178
                                                            (b)11,382     (b)82,064      (b)121,247     (b)126,634
                                                            (c)N/A        (c)N/A         (c)N/A         (c)16,422
--------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$10.000    (a)$10.537     (a)$10.859     (a)$6.625
                                                            (b)$10.000    (b)$10.524     (b)$10.791     (b)$6.551
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$6.701
          Ending AUV.....................................   (a)$10.537    (a)$10.859     (a)$6.625      (a)$8.535
                                                            (b)$10.524    (b)$10.791     (b)$6.551      (b)$8.398
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$8.377
          Ending Number of AUs...........................   (a)58,472     (a)1,930,393   (a)4,693,898   (a)4,973,582
                                                            (b)5,689      (b)199,679     (b)306,787     (b)297,632
                                                            (c)N/A        (c)N/A         (c)N/A         (c)10,802
--------------------------------------------------------------------------------------------------------------------







AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account charges
(b) With election of optional enhanced death benefit and optional EstatePlus benefit
(c) Reflecting maximum Separate Account charges, with election of the optional Combination HV & Roll-Up death benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                            FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                               ENDED          ENDED          ENDED          ENDED
                                                              12/31/06      12/31/07       12/31/08       12/31/09
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$10.000    (a)$10.656     (a)$11.748     (a)$6.458
                                                            (b)$10.000    (b)$10.647     (b)$11.679     (b)$6.388
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$6.828
          Ending AUV.....................................   (a)$10.656    (a)$11.748     (a)$6.458      (a)$8.838
                                                            (b)$10.647    (b)$11.679     (b)$6.388      (b)$8.699
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$8.680
          Ending Number of AUs...........................   (a)59,496     (a)1,986,067   (a)4,662,954   (a)5,117,038
                                                            (b)4,193      (b)311,908     (b)462,655     (b)434,678
                                                            (c)N/A        (c)N/A         (c)N/A         (c)11,121
--------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$23.880    (a)$24.966     (a)$26.599     (a)$20.109
                                                            (b)$23.860    (b)$24.884     (b)$26.352     (b)$19.823
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$19.700
          Ending AUV.....................................   (a)$24.966    (a)$26.599     (a)$20.109     (a)$24.162
                                                            (b)$24.884    (b)$26.352     (b)$19.823     (b)$23.699
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$23.528
          Ending Number of AUs...........................   (a)882        (a)28,541      (a)38,101      (a)70,440
                                                            (b)13         (b)3,067       (b)1,194       (b)1,190
                                                            (c)N/A        (c)N/A         (c)N/A         (c)5
--------------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$15.502    (a)$16.185     (a)$16.762     (a)$12.208
                                                            (b)$15.334    (b)$15.976     (b)$16.439     (b)$11.913
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$12.017
          Ending AUV.....................................   (a)$16.185    (a)$16.762     (a)$12.208     (a)$14.876
                                                            (b)$15.976    (b)$16.439     (b)$11.913     (b)$14.444
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$14.385
          Ending Number of AUs...........................   (a)1          (a)17,355      (a)38,823      (a)135,696
                                                            (b)20         (b)5,937       (b)5,858       (b)3,469
                                                            (c)N/A        (c)N/A         (c)N/A         (c)8
--------------------------------------------------------------------------------------------------------------------
BALANCED - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV..................................   (a)N/A        (a)$10.048     (a)$10.668     (a)$7.732
                                                            (b)N/A        (b)$9.904      (b)$10.265     (b)$7.367
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$7.402
          Ending AUV.....................................   (a)N/A        (a)$10.668     (a)$7.732      (a)$9.414
                                                            (b)N/A        (b)$10.265     (b)$7.367      (b)$8.943
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$8.910
          Ending Number of AUs...........................   (a)N/A        (a)12,170      (a)45,656      (a)60,700
                                                            (b)N/A        (b)10          (b)5           (b)4
                                                            (c)N/A        (c)N/A         (c)N/A         (c)13
--------------------------------------------------------------------------------------------------------------------
BB&T CAPITAL MANAGER EQUITY VIF - VIF
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$11.169    (a)$11.947     (a)$12.011     (a)$7.308
                                                            (b)$11.098    (b)$11.851     (b)$11.816     (b)$7.104
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$6.877
          Ending AUV.....................................   (a)$11.947    (a)$12.011     (a)$7.308      (a)$9.014
                                                            (b)$11.851    (b)$11.816     (b)$7.104      (b)$8.688
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$8.697
          Ending Number of AUs...........................   (a)3          (a)25,839      (a)26,754      (a)26,027
                                                            (b)27         (b)27          (b)26          (b)26
                                                            (c)N/A        (c)N/A         (c)N/A         (c)29
--------------------------------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account charges
(b) With election of optional enhanced death benefit and optional EstatePlus benefit
(c) Reflecting maximum Separate Account charges, with election of the optional Combination HV & Roll-Up death benefit

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             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                 ENDED         ENDED         ENDED         ENDED
                                                                12/31/06      12/31/07      12/31/08      12/31/09
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
BB&T SELECT EQUITY VIF* - VIF
(formerly BB&T Large Cap VIF Portfolio)
(Inception Date - 09/29/06)
          Beginning AUV....................................   (a)$11.691    (a)$12.529    (a)$11.616    (a)$7.159
                                                              (b)$11.628    (b)$12.429    (b)$11.399    (b)$6.963
                                                              (c)N/A        (c)N/A        (c)N/A        (c)$6.523
          Ending AUV.......................................   (a)$12.529    (a)$11.616    (a)$7.159     (a)$8.354
                                                              (b)$12.429    (b)$11.399    (b)$6.963     (b)$8.074
                                                              (c)N/A        (c)N/A        (c)N/A        (c)$8.053
          Ending Number of AUs.............................   (a)3          (a)8,652      (a)8,370      (a)1,956
                                                              (b)26         (b)51         (b)50         (b)49
                                                              (c)N/A        (c)N/A        (c)N/A        (c)31
-------------------------------------------------------------------------------------------------------------------
BB&T MID CAP GROWTH VIF - VIF
(Inception Date - 09/29/06)
          Beginning AUV....................................   (a)$10.283    (a)$10.893    (a)$14.486    (a)$6.879
                                                              (b)$10.237    (b)$10.820    (b)$14.286    (b)$6.750
                                                              (c)N/A        (c)N/A        (c)N/A        (c)$6.468
          Ending AUV.......................................   (a)$10.893    (a)$14.486    (a)$6.879     (a)$8.651
                                                              (b)$10.820    (b)$14.286    (b)$6.750     (b)$8.439
                                                              (c)N/A        (c)N/A        (c)N/A        (c)$8.426
          Ending Number of AUs.............................   (a)322        (a)21,722     (a)29,709     (a)21,343
                                                              (b)29         (b)270        (b)1,750      (b)28
                                                              (c)N/A        (c)N/A        (c)N/A        (c)31
-------------------------------------------------------------------------------------------------------------------
BB&T SPECIAL OPPORTUNITIES EQUITY VIF - VIF
(Inception Date - 09/29/06)
          Beginning AUV....................................   (a)$11.728    (a)$12.731    (a)$14.221    (a)$9.284
                                                              (b)$11.684    (b)$12.658    (b)$14.044    (b)$9.124
                                                              (c)N/A        (c)N/A        (c)N/A        (c)$10.097
          Ending AUV.......................................   (a)$12.731    (a)$14.221    (a)$9.284     (a)$13.124
                                                              (b)$12.658    (b)$14.044    (b)$9.124     (b)$12.834
                                                              (c)N/A        (c)N/A        (c)N/A        (c)$12.854
          Ending Number of AUs.............................   (a)3          (a)85,654     (a)142,173    (a)150,167
                                                              (b)26         (b)4,574      (b)16,876     (b)22,335
                                                              (c)N/A        (c)N/A        (c)N/A        (c)20
-------------------------------------------------------------------------------------------------------------------
BB&T TOTAL RETURN BOND VIF - VIF
(Inception Date - 09/29/06)
          Beginning AUV....................................   (a)$10.158    (a)$10.202    (a)$10.698    (a)$10.893
                                                              (b)$10.128    (b)$10.134    (b)$10.450    (b)$10.567
                                                              (c)N/A        (c)N/A        (c)N/A        (c)$10.678
          Ending AUV.......................................   (a)$10.202    (a)$10.698    (a)$10.893    (a)$11.647
                                                              (b)$10.134    (b)$10.450    (b)$10.567    (b)$11.243
                                                              (c)N/A        (c)N/A        (c)N/A        (c)$11.217
          Ending Number of AUs.............................   (a)3          (a)86,943     (a)99,293     (a)110,978
                                                              (b)29         (b)30         (b)25,521     (b)28
                                                              (c)N/A        (c)N/A        (c)N/A        (c)19
-------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV....................................   (a)$6.048     (a)$6.292     (a)$7.051     (a)$4.225
                                                              (b)$5.975     (b)$6.203     (b)$6.902     (b)$4.115
                                                              (c)N/A        (c)N/A        (c)N/A        (c)$4.341
          Ending AUV.......................................   (a)$6.292     (a)$7.051     (a)$4.225     (a)$5.681
                                                              (b)$6.203     (b)$6.902     (b)$4.115     (b)$5.505
                                                              (c)N/A        (c)N/A        (c)N/A        (c)$5.499
          Ending Number of AUs.............................   (a)3          (a)69,149     (a)147,002    (a)416,482
                                                              (b)50         (b)43,488     (b)49,603     (b)55,094
                                                              (c)N/A        (c)N/A        (c)N/A        (c)6,036
-------------------------------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account charges
(b) With election of optional enhanced death benefit and optional EstatePlus benefit
(c) Reflecting maximum Separate Account charges, with election of the optional Combination HV & Roll-Up death benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                             FISCAL YEAR   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                                ENDED         ENDED          ENDED          ENDED
                                                               12/31/06      12/31/07      12/31/08       12/31/09
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................................   (a)$40.687    (a)$43.161    (a)$54.156     (a)$31.735
                                                             (b)$40.268    (b)$42.580    (b)$53.161     (b)$30.996
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$30.642
          Ending AUV......................................   (a)$43.161    (a)$54.156    (a)$31.735     (a)$42.640
                                                             (b)$42.580    (b)$53.161    (b)$30.996     (b)$41.439
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$41.268
          Ending Number of AUs............................   (a)11,371     (a)292,798    (a)628,154     (a)688,460
                                                             (b)668        (b)54,977     (b)76,840      (b)71,601
                                                             (c)N/A        (c)N/A        (c)N/A         (c)1,431
--------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................................   (a)$7.637     (a)$8.061     (a)$8.993      (a)$4.845
                                                             (b)$7.623     (b)$8.027     (b)$8.918      (b)$4.780
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$5.183
          Ending AUV......................................   (a)$8.061     (a)$8.993     (a)$4.845      (a)$6.831
                                                             (b)$8.027     (b)$8.918     (b)$4.780      (b)$6.706
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$6.673
          Ending Number of AUs............................   (a)2,535      (a)749,819    (a)1,905,877   (a)1,625,437
                                                             (b)483        (b)33,619     (b)70,678      (b)64,588
                                                             (c)N/A        (c)N/A        (c)N/A         (c)19
--------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................................   (a)$13.139    (a)$13.243    (a)$13.597     (a)$13.516
                                                             (b)$12.982    (b)$13.067    (b)$13.350     (b)$13.204
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$13.102
          Ending AUV......................................   (a)$13.243    (a)$13.597    (a)$13.516     (a)$13.286
                                                             (b)$13.067    (b)$13.350    (b)$13.204     (b)$12.914
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$12.804
          Ending Number of AUs............................   (a)14,968     (a)499,721    (a)1,824,303   (a)1,557,981
                                                             (b)5,790      (b)9,728      (b)53,824      (b)45,425
                                                             (c)N/A        (c)N/A        (c)N/A         (c)8
--------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES - CFT I Class A Shares
(Inception Date - 09/29/06)
          Beginning AUV...................................   (a)$15.228    (a)$15.946    (a)$15.994     (a)$11.850
                                                             (b)$15.029    (b)$15.711    (b)$15.658     (b)$11.544
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$13.345
          Ending AUV......................................   (a)$15.946    (a)$15.994    (a)$11.850     (a)$16.824
                                                             (b)$15.711    (b)$15.658    (b)$11.544     (b)$16.309
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$16.222
          Ending Number of AUs............................   (a)385        (a)25,704     (a)44,198      (a)105,589
                                                             (b)20         (b)879        (b)1,349       (b)1,867
                                                             (c)N/A        (c)N/A        (c)N/A         (c)389
--------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO FOCUSED EQUITIES FUND, VARIABLE SERIES - CFT I Class A Shares
(Inception Date - 09/29/06)

          Beginning AUV...................................   (a)$10.981    (a)$11.921    (a)$13.334     (a)$7.709
                                                             (b)$10.827    (b)$11.730    (b)$13.071     (b)$7.520
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$7.557
          Ending AUV......................................   (a)$11.921    (a)$13.334    (a)$7.709      (a)$9.770
                                                             (b)$11.730    (b)$13.071    (b)$7.520      (b)$9.480
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$9.442
          Ending Number of AUs............................   (a)5,514      (a)142,901    (a)177,307     (a)210,945
                                                             (b)337        (b)819        (b)1,879       (b)1,813
                                                             (c)N/A        (c)N/A        (c)N/A         (c)13
--------------------------------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account charges
(b) With election of optional enhanced death benefit and optional EstatePlus benefit
(c) Reflecting maximum Separate Account charges, with election of the optional Combination HV & Roll-Up death benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                            FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                               ENDED          ENDED          ENDED          ENDED
                                                              12/31/06      12/31/07       12/31/08       12/31/09
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
CONSERVATIVE BALANCED - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV..................................   (a)N/A        (a)$10.000     (a)$10.557     (a)$8.379
                                                            (b)N/A        (b)$10.000     (b)$10.351     (b)$8.130
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$8.279
          Ending AUV.....................................   (a)N/A        (a)$10.557     (a)$8.379      (a)$9.963
                                                            (b)N/A        (b)$10.351     (b)$8.130      (b)$9.675
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$9.587
          Ending Number of AUs...........................   (a)N/A        (a)32,926      (a)51,039      (a)18,922
                                                            (b)N/A        (b)10          (b)5           (b)6
                                                            (c)N/A        (c)N/A         (c)N/A         (c)12
--------------------------------------------------------------------------------------------------------------------
CONSERVATIVE GROWTH - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV..................................   (a)N/A        (a)$10.695     (a)$11.394     (a)$7.485
                                                            (b)N/A        (b)$10.559     (b)$10.980     (b)$7.170
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$7.103
          Ending AUV.....................................   (a)N/A        (a)$11.394     (a)$7.485      (a)$9.242
                                                            (b)N/A        (b)$10.980     (b)$7.170      (b)$8.822
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$8.807
          Ending Number of AUs...........................   (a)N/A        (a)11,708      (a)13,537      (a)12,429
                                                            (b)N/A        (b)9           (b)4           (b)4
                                                            (c)N/A        (c)N/A         (c)N/A         (c)14
--------------------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$17.455    (a)$17.675     (a)$18.316     (a)$16.594
                                                            (b)$17.291    (b)$17.481     (b)$18.024     (b)$16.249
                                                            (c)N/A        (c)N/A         (c)            (c)$17.839
          Ending AUV.....................................   (a)$17.675    (a)$18.316     (a)$16.594     (a)$21.354
                                                            (b)$17.481    (b)$18.024     (b)$16.249     (b)$20.804
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$20.723
          Ending Number of AUs...........................   (a)14,876     (a)1,486,431   (a)2,742,637   (a)3,147,064
                                                            (b)1,090      (b)127,739     (b)171,859     (b)201,786
                                                            (c)N/A        (c)N/A         (c)N/A         (c)3,072
--------------------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$35.890    (a)$38.538     (a)$40.004     (a)$24.304
                                                            (b)$35.500    (b)$38.020     (b)$39.269     (b)$23.739
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$24.290
          Ending AUV.....................................   (a)$38.538    (a)$40.004     (a)$24.304     (a)$31.879
                                                            (b)$38.020    (b)$39.269     (b)$23.739     (b)$30.982
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$30.859
          Ending Number of AUs...........................   (a)17,229     (a)628,354     (a)1,216,210   (a)1,363,068
                                                            (b)2,065      (b)65,520      (b)83,309      (b)82,815
                                                            (c)N/A        (c)N/A         (c)N/A         (c)2,010
--------------------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$12.143    (a)$12.916     (a)$12.444     (a)$8.974
                                                            (b)$12.026    (b)$12.776     (b)$12.256     (b)$8.794
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$8.177
          Ending AUV.....................................   (a)$12.916    (a)$12.444     (a)$8.974      (a)$10.593
                                                            (b)$12.776    (b)$12.256     (b)$8.794      (b)$10.330
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$10.280
          Ending Number of AUs...........................   (a)72         (a)62,424      (a)98,282      (a)104,025
                                                            (b)376        (b)3,860       (b)4,072       (b)3,704
                                                            (c)N/A        (c)N/A         (c)N/A         (c)12
--------------------------------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account charges
(b) With election of optional enhanced death benefit and optional EstatePlus benefit
(c) Reflecting maximum Separate Account charges, with election of the optional Combination HV & Roll-Up death benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                             FISCAL YEAR   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                                ENDED         ENDED          ENDED          ENDED
                                                               12/31/06      12/31/07      12/31/08       12/31/09
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................................   (a)$16.243    (a)$18.981    (a)$26.368     (a)$11.238
                                                             (b)$16.074    (b)$18.737    (b)$25.900     (b)$10.984
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$13.268
          Ending AUV......................................   (a)$18.981    (a)$26.368    (a)$11.238     (a)$19.504
                                                             (b)$18.737    (b)$25.900    (b)$10.984     (b)$18.968
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$18.913
          Ending Number of AUs............................   (a)10,396     (a)438,081    (a)1,061,428   (a)941,018
                                                             (b)228        (b)33,830     (b)34,648      (b)43,957
                                                             (c)N/A        (c)N/A        (c)N/A         (c)2,020
--------------------------------------------------------------------------------------------------------------------
EQUITY INCOME ACCOUNT - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV...................................   (a)N/A        (a)$10.000    (a)$10.247     (a)$6.649
                                                             (b)N/A        (b)$10.000    (b)$9.995      (b)$6.513
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$6.153
          Ending AUV......................................   (a)N/A        (a)$10.247    (a)$6.649      (a)$7.842
                                                             (b)N/A        (b)$9.995     (b)$6.513      (b)$7.691
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$7.653
          Ending Number of AUs............................   (a)N/A        (a)215,078    (a)290,226     (a)242,859
                                                             (b)N/A        (b)10         (b)5           (b)4
                                                             (c)N/A        (c)N/A        (c)N/A         (c)16
--------------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................................   (a)$19.149    (a)$20.603    (a)$20.262     (a)$12.248
                                                             (b)$18.945    (b)$20.314    (b)$19.830     (b)$11.937
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$12.370
          Ending AUV......................................   (a)$20.603    (a)$20.262    (a)$12.248     (a)$15.895
                                                             (b)$20.314    (b)$19.830    (b)$11.937     (b)$15.408
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$15.354
          Ending Number of AUs............................   (a)293        (a)27,227     (a)35,878      (a)30,485
                                                             (b)16         (b)203        (b)669         (b)671
                                                             (c)N/A        (c)N/A        (c)N/A         (c)8
--------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV...................................   (a)N/A        (a)$10.000    (a)$10.449     (a)$8.848
                                                             (b)N/A        (b)$10.000    (b)$10.198     (b)$8.551
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$8.805
          Ending AUV......................................   (a)N/A        (a)$10.449    (a)$8.848      (a)$10.424
                                                             (b)N/A        (b)$10.198    (b)$8.551      (b)$10.025
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$9.961
          Ending Number of AUs............................   (a)N/A        (a)51,487     (a)7,988       (a)13,765
                                                             (b)N/A        (b)10         (b)5           (b)4
                                                             (c)N/A        (c)N/A        (c)N/A         (c)11
--------------------------------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................................   (a)$17.992    (a)$19.918    (a)$22.377     (a)$12.999
                                                             (b)$17.792    (b)$19.637    (b)$21.940     (b)$12.681
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$12.731
          Ending AUV......................................   (a)$19.918    (a)$22.377    (a)$12.999     (a)$16.636
                                                             (b)$19.637    (b)$21.940    (b)$12.681     (b)$16.148
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$16.101
          Ending Number of AUs............................   (a)4,696      (a)474,608    (a)1,439,267   (a)2,103,834
                                                             (b)298        (b)30,369     (b)42,836      (b)45,381
                                                             (c)N/A        (c)N/A        (c)N/A         (c)8,222
--------------------------------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account charges
(b) With election of optional enhanced death benefit and optional EstatePlus benefit
(c) Reflecting maximum Separate Account charges, with election of the optional Combination HV & Roll-Up death benefit

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             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED

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--------------------------------------------------------------------------------


                                                             FISCAL YEAR   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                                ENDED         ENDED          ENDED          ENDED
                                                               12/31/06      12/31/07      12/31/08       12/31/09
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
          Beginning AUV...................................   (a)N/A        (a)N/A        (a)$10.000     (a)$7.040
                                                             (b)N/A        (b)N/A        (b)$10.000     (b)$6.956
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$7.356
          Ending AUV......................................   (a)N/A        (a)N/A        (a)$7.040      (a)$9.402
                                                             (b)N/A        (b)N/A        (b)$6.956      (b)$9.243
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$9.212
          Ending Number of AUs............................   (a)N/A        (a)N/A        (a)274,125     (a)659,014
                                                             (b)N/A        (b)N/A        (b)3,121       (b)6,971
                                                             (c)N/A        (c)N/A        (c)N/A         (c)3,938
--------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
          Beginning AUV...................................   (a)N/A        (a)N/A        (a)$10.000     (a)$6.617
                                                             (b)N/A        (b)N/A        (b)$10.000     (b)$6.558
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$6.647
          Ending AUV......................................   (a)N/A        (a)N/A        (a)$6.617      (a)$8.488
                                                             (b)N/A        (b)N/A        (b)$6.558      (b)$8.368
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$8.336
          Ending Number of AUs............................   (a)N/A        (a)N/A        (a)827,242     (a)973,207
                                                             (b)N/A        (b)N/A        (b)34,422      (b)50,797
                                                             (c)N/A        (c)N/A        (c)N/A         (c)8,684
--------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................................   (a)$17.550    (a)$18.764    (a)$21.243     (a)$11.513
                                                             (b)$17.349    (b)$18.499    (b)$20.794     (b)$11.213
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$11.371
          Ending AUV......................................   (a)$18.764    (a)$21.243    (a)$11.513     (a)$15.380
                                                             (b)$18.499    (b)$20.794    (b)$11.213     (b)$14.905
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$14.860
          Ending Number of AUs............................   (a)0          (a)530,111    (a)1,342,796   (a)1,197,904
                                                             (b)17         (b)23,578     (b)47,909      (b)44,908
                                                             (c)N/A        (c)N/A        (c)N/A         (c)158
--------------------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................................   (a)$17.581    (a)$17.792    (a)$19.469     (a)$20.211
                                                             (b)$17.332    (b)$17.514    (b)$19.036     (b)$19.663
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$19.136
          Ending AUV......................................   (a)$17.792    (a)$19.469    (a)$20.211     (a)$21.345
                                                             (b)$17.514    (b)$19.036    (b)$19.663     (b)$20.663
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$20.589
          Ending Number of AUs............................   (a)1,999      (a)375,686    (a)744,301     (a)1,020,141
                                                             (b)17         (b)10,802     (b)47,013      (b)46,381
                                                             (c)N/A        (c)N/A        (c)N/A         (c)2,783
--------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................................   (a)$21.582    (a)$23.713    (a)$26.063     (a)$14.494
                                                             (b)$21.273    (b)$23.329    (b)$25.508     (b)$14.115
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$13.912
          Ending AUV......................................   (a)$23.713    (a)$26.063    (a)$14.494     (a)$18.427
                                                             (b)$23.329    (b)$25.508    (b)$14.115     (b)$17.855
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$17.805
          Ending Number of AUs............................   (a)1,522      (a)66,332     (a)108,573     (a)120,682
                                                             (b)14         (b)2,031      (b)3,500       (b)7,464
                                                             (c)N/A        (c)N/A        (c)N/A         (c)126
--------------------------------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account charges
(b) With election of optional enhanced death benefit and optional EstatePlus benefit
(c) Reflecting maximum Separate Account charges, with election of the optional Combination HV & Roll-Up death benefit

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             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                            FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                               ENDED          ENDED          ENDED          ENDED
                                                              12/31/06      12/31/07       12/31/08       12/31/09
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$17.147    (a)$17.248     (a)$18.012     (a)$18.463
                                                            (b)$16.961    (b)$17.031     (b)$17.696     (b)$18.049
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$18.200
          Ending AUV.....................................   (a)$17.248    (a)$18.012     (a)$18.463     (a)$18.913
                                                            (b)$17.031    (b)$17.696     (b)$18.049     (b)$18.396
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$18.315
          Ending Number of AUs...........................   (a)22,573     (a)1,701,963   (a)3,162,154   (a)4,055,134
                                                            (b)2,058      (b)84,837      (b)139,247     (b)169,961
                                                            (c)N/A        (c)N/A         (c)N/A         (c)3,761
--------------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$31.912    (a)$33.954     (a)$36.761     (a)$21.517
                                                            (b)$31.558    (b)$33.504     (b)$36.094     (b)$21.021
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$21.984
          Ending AUV.....................................   (a)$33.954    (a)$36.761     (a)$21.517     (a)$29.256
                                                            (b)$33.504    (b)$36.094     (b)$21.021     (b)$28.440
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$28.286
          Ending Number of AUs...........................   (a)1,435      (a)211,145     (a)459,702     (a)410,783
                                                            (b)122        (b)10,994      (b)16,686      (b)15,395
                                                            (c)N/A        (c)N/A         (c)N/A         (c)5
--------------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$29.767    (a)$31.254     (a)$34.122     (a)$19.139
                                                            (b)$29.437    (b)$30.838     (b)$33.364     (b)$18.625
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$18.684
          Ending AUV.....................................   (a)$31.254    (a)$34.122     (a)$19.139     (a)$24.102
                                                            (b)$30.838    (b)$33.364     (b)$18.625     (b)$23.348
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$23.191
          Ending Number of AUs...........................   (a)51         (a)22,237      (a)37,304      (a)36,759
                                                            (b)10         (b)632         (b)570         (b)584
                                                            (c)N/A        (c)N/A         (c)N/A         (c)5
--------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$5.310     (a)$5.603      (a)$6.692      (a)$4.215
                                                            (b)$5.259     (b)$5.540      (b)$6.583      (b)$4.126
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$3.783
          Ending AUV.....................................   (a)$5.603     (a)$6.692      (a)$4.215      (a)$4.897
                                                            (b)$5.540     (b)$6.583      (b)$4.126      (b)$4.770
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$4.757
          Ending Number of AUs...........................   (a)20,442     (a)399,570     (a)1,699,091   (a)2,758,920
                                                            (b)733        (b)33,447      (b)68,698      (b)61,263
                                                            (c)N/A        (c)N/A         (c)N/A         (c)11,719
--------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$20.152    (a)$20.828     (a)$20.746     (a)$13.828
                                                            (b)$19.924    (b)$20.548     (b)$20.364     (b)$13.506
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$15.109
          Ending AUV.....................................   (a)$20.828    (a)$20.746     (a)$13.828     (a)$19.294
                                                            (b)$20.548    (b)$20.364     (b)$13.506     (b)$18.751
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$18.661
          Ending Number of AUs...........................   (a)4,601      (a)82,692      (a)250,560     (a)418,967
                                                            (b)2,065      (b)7,118       (b)7,326       (b)9,646
                                                            (c)N/A        (c)N/A         (c)N/A         (c)252
--------------------------------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account charges
(b) With election of optional enhanced death benefit and optional EstatePlus benefit
(c) Reflecting maximum Separate Account charges, with election of the optional Combination HV & Roll-Up death benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                            FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                               ENDED          ENDED          ENDED          ENDED
                                                              12/31/06      12/31/07       12/31/08       12/31/09
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$13.160    (a)$14.413     (a)$16.333     (a)$9.714
                                                            (b)$13.013    (b)$14.231     (b)$16.047     (b)$9.496
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$9.244
          Ending AUV.....................................   (a)$14.413    (a)$16.333     (a)$9.714      (a)$12.325
                                                            (b)$14.231    (b)$16.047     (b)$9.496      (b)$11.988
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$11.939
          Ending Number of AUs...........................   (a)20,929     (a)933,916     (a)1,608,490   (a)1,523,368
                                                            (b)385        (b)42,549      (b)55,946      (b)55,073
                                                            (c)N/A        (c)N/A         (c)N/A         (c)1,613
--------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$16.949    (a)$18.647     (a)$19.633     (a)$10.433
                                                            (b)$16.824    (b)$18.477     (b)$19.357     (b)$10.234
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$9.765
          Ending AUV.....................................   (a)$18.647    (a)$19.633     (a)$10.433     (a)$13.095
                                                            (b)$18.477    (b)$19.357     (b)$10.234     (b)$12.783
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$12.740
          Ending Number of AUs...........................   (a)17,676     (a)1,106,240   (a)3,103,500   (a)3,271,712
                                                            (b)504        (b)46,584      (b)98,545      (b)102,004
                                                            (c)N/A        (c)N/A         (c)N/A         (c)10
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$13.126    (a)$13.758     (a)$14.016     (a)$8.777
                                                            (b)$12.970    (b)$13.554     (b)$13.740     (b)$8.561
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$8.100
          Ending AUV.....................................   (a)$13.758    (a)$14.016     (a)$8.777      (a)$10.278
                                                            (b)$13.554    (b)$13.740     (b)$8.561      (b)$9.976
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$9.953
          Ending Number of AUs...........................   (a)2,549      (a)1,046,984   (a)2,518,138   (a)2,907,993
                                                            (b)7,993      (b)73,609      (b)105,694     (b)116,319
                                                            (c)N/A        (c)N/A         (c)N/A         (c)3,969
--------------------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$11.112    (a)$12.058     (a)$13.463     (a)$7.827
                                                            (b)$10.993    (b)$11.913     (b)$13.223     (b)$7.650
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$7.753
          Ending AUV.....................................   (a)$12.058    (a)$13.463     (a)$7.827      (a)$10.052
                                                            (b)$11.913    (b)$13.223     (b)$7.650      (b)$9.774
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$9.742
          Ending Number of AUs...........................   (a)1,299      (a)191,621     (a)254,802     (a)461,394
                                                            (b)27         (b)17,620      (b)16,042      (b)22,436
                                                            (c)N/A        (c)N/A         (c)N/A         (c)4,305
--------------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$22.221    (a)$23.242     (a)$25.248     (a)$16.758
                                                            (b)$21.985    (b)$22.950     (b)$24.748     (b)$16.339
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$16.241
          Ending AUV.....................................   (a)$23.242    (a)$25.248     (a)$16.758     (a)$20.866
                                                            (b)$22.950    (b)$24.748     (b)$16.339     (b)$20.243
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$20.188
          Ending Number of AUs...........................   (a)263        (a)16,382      (a)529,587     (a)910,975
                                                            (b)14         (b)189         (b)9,666       (b)14,528
                                                            (c)N/A        (c)N/A         (c)N/A         (c)4,169
--------------------------------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account charges
(b) With election of optional enhanced death benefit and optional EstatePlus benefit
(c) Reflecting maximum Separate Account charges, with election of the optional Combination HV & Roll-Up death benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                             FISCAL YEAR   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                                ENDED         ENDED          ENDED          ENDED
                                                               12/31/06      12/31/07      12/31/08       12/31/09
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................................   (a)$26.567    (a)$27.772    (a)$28.439     (a)$21.787
                                                             (b)$26.268    (b)$27.402    (b)$27.920     (b)$21.282
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$21.399
          Ending AUV......................................   (a)$27.772    (a)$28.439    (a)$21.787     (a)$25.360
                                                             (b)$27.402    (b)$27.920    (b)$21.282     (b)$24.649
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$24.529
          Ending Number of AUs............................   (a)4,101      (a)285,013    (a)337,724     (a)436,107
                                                             (b)551        (b)29,629     (b)36,366      (b)33,928
                                                             (c)N/A        (c)N/A        (c)N/A         (c)5
--------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................................   (a)$10.044    (a)$10.754    (a)$12.356     (a)$6.875
                                                             (b)$9.929     (b)$10.594    (b)$12.073     (b)$6.684
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$7.110
          Ending AUV......................................   (a)$10.754    (a)$12.356    (a)$6.875      (a)$9.620
                                                             (b)$10.594    (b)$12.073    (b)$6.684      (b)$9.307
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$9.267
          Ending Number of AUs............................   (a)435        (a)260,004    (a)523,565     (a)559,828
                                                             (b)30         (b)12,241     (b)16,293      (b)19,685
                                                             (c)N/A        (c)N/A        (c)N/A         (c)2,184
--------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................................   (a)$42.399    (a)$47.983    (a)$66.094     (a)$32.598
                                                             (b)$41.972    (b)$47.347    (b)$64.901     (b)$31.850
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$37.718
          Ending AUV......................................   (a)$47.983    (a)$66.094    (a)$32.598     (a)$50.623
                                                             (b)$47.347    (b)$64.901    (b)$31.850     (b)$49.215
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$48.964
          Ending Number of AUs............................   (a)1,444      (a)165,865    (a)302,208     (a)286,231
                                                             (b)75         (b)25,634     (b)45,340      (b)42,398
                                                             (c)N/A        (c)N/A        (c)N/A         (c)1,934
--------------------------------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................................   (a)$28.527    (a)$31.207    (a)$26.262     (a)$14.476
                                                             (b)$28.230    (b)$30.792    (b)$25.783     (b)$14.141
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$12.455
          Ending AUV......................................   (a)$31.207    (a)$26.262    (a)$14.476     (a)$18.458
                                                             (b)$30.792    (b)$25.783    (b)$14.141     (b)$17.941
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$17.891
          Ending Number of AUs............................   (a)7,986      (a)403,031    (a)1,138,871   (a)1,392,560
                                                             (b)264        (b)25,490     (b)44,947      (b)48,724
                                                             (c)N/A        (c)N/A        (c)N/A         (c)3,552
--------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................................   (a)$9.359     (a)$10.117    (a)$9.283      (a)$6.043
                                                             (b)$9.344     (b)$10.084    (b)$9.207      (b)$5.964
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$5.771
          Ending AUV......................................   (a)$10.117    (a)$9.283     (a)$6.043      (a)$7.836
                                                             (b)$10.084    (b)$9.207     (b)$5.964      (b)$7.694
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$7.678
          Ending Number of AUs............................   (a)11,274     (a)899,895    (a)2,075,625   (a)2,456,196
                                                             (b)624        (b)51,343     (b)63,871      (b)75,131
                                                             (c)N/A        (c)N/A        (c)N/A         (c)6,244
--------------------------------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account charges
(b) With election of optional enhanced death benefit and optional EstatePlus benefit
(c) Reflecting maximum Separate Account charges, with election of the optional Combination HV & Roll-Up death benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                             FISCAL YEAR   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                                ENDED         ENDED          ENDED          ENDED
                                                               12/31/06      12/31/07      12/31/08       12/31/09
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................................   (a)$17.114    (a)$18.363    (a)$18.366     (a)$11.728
                                                             (b)$16.917    (b)$18.123    (b)$18.036     (b)$11.460
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$11.683
          Ending AUV......................................   (a)$18.363    (a)$18.366    (a)$11.728     (a)$16.419
                                                             (b)$18.123    (b)$18.036    (b)$11.460     (b)$15.963
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$15.907
          Ending Number of AUs............................   (a)11,671     (a)895,741    (a)2,526,691   (a)2,856,977
                                                             (b)254        (b)36,668     (b)87,308      (b)84,953
                                                             (c)N/A        (c)N/A        (c)N/A         (c)6,239
--------------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH PORTFOLIO - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV...................................   (a)N/A        (a)$11.828    (a)$12.615     (a)$7.758
                                                             (b)N/A        (b)$11.652    (b)$12.089     (b)$7.393
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$7.265
          Ending AUV......................................   (a)N/A        (a)$12.615    (a)$7.758      (a)$9.708
                                                             (b)N/A        (b)$12.089    (b)$7.393      (b)$9.273
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$9.181
          Ending Number of AUs............................   (a)N/A        (a)63,329     (a)37,878      (a)36,871
                                                             (b)N/A        (b)9          (b)8           (b)8
                                                             (c)N/A        (c)N/A        (c)N/A         (c)14
--------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................................   (a)$2.301     (a)$2.373     (a)$2.842      (a)$1.364
                                                             (b)$2.278     (b)$2.343     (b)$2.783      (b)$1.329
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$1.422
          Ending AUV......................................   (a)$2.373     (a)$2.842     (a)$1.364      (a)$2.016
                                                             (b)$2.343     (b)$2.783     (b)$1.329      (b)$1.954
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$1.941
          Ending Number of AUs............................   (a)4          (a)333,150    (a)488,265     (a)589,698
                                                             (b)132        (b)133,610    (b)81,218      (b)139,202
                                                             (c)N/A        (c)N/A        (c)N/A         (c)70
--------------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................................   (a)$13.686    (a)$15.021    (a)$17.850     (a)$10.971
                                                             (b)$13.678    (b)$14.992    (b)$17.714     (b)$10.834
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$10.918
          Ending AUV......................................   (a)$15.021    (a)$17.850    (a)$10.971     (a)$14.235
                                                             (b)$14.992    (b)$17.714    (b)$10.834     (b)$13.987
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$13.918
          Ending Number of AUs............................   (a)576        (a)53,314     (a)78,037      (a)90,016
                                                             (b)22         (b)1,485      (b)2,069       (b)3,893
                                                             (c)N/A        (c)N/A        (c)N/A         (c)9
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................................   (a)$20.363    (a)$21.174    (a)$21.958     (a)$22.667
                                                             (b)$20.314    (b)$21.066    (b)$21.617     (b)$22.201
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$23.138
          Ending AUV......................................   (a)$21.174    (a)$21.958    (a)$22.667     (a)$24.850
                                                             (b)$21.066    (b)$21.617    (b)$22.201     (b)$24.218
                                                             (c)N/A        (c)N/A        (c)N/A         (c)$24.164
          Ending Number of AUs............................   (a)0          (a)20,093     (a)917,171     (a)2,150,941
                                                             (b)15         (b)242        (b)17,612      (b)34,035
                                                             (c)N/A        (c)N/A        (c)N/A         (c)9,305
--------------------------------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account charges
(b) With election of optional enhanced death benefit and optional EstatePlus benefit
(c) Reflecting maximum Separate Account charges, with election of the optional Combination HV & Roll-Up death benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                            FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                               ENDED          ENDED          ENDED          ENDED
                                                              12/31/06      12/31/07       12/31/08       12/31/09
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH, CLASS II SHARES*
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$9.251     (a)$9.752      (a)$11.204     (a)$5.615
                                                            (b)$9.150     (b)$9.617      (b)$10.927     (b)$5.444
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$6.534
          Ending AUV.....................................   (a)$9.752     (a)$11.204     (a)$5.615      (a)$9.161
                                                            (b)$9.617     (b)$10.927     (b)$5.444      (b)$8.834
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$8.794
          Ending Number of AUs...........................   (a)1          (a)16,925      (a)33,290      (a)88,587
                                                            (b)33         (b)33          (b)32          (b)1,521
                                                            (c)N/A        (c)N/A         (c)N/A         (c)15
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SHARES*
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$13.395    (a)$14.143     (a)$13.606     (a)$8.603
                                                            (b)$13.259    (b)$13.977     (b)$13.378     (b)$8.417
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$8.283
          Ending AUV.....................................   (a)$14.143    (a)$13.606     (a)$8.603      (a)$10.880
                                                            (b)$13.977    (b)$13.378     (b)$8.417      (b)$10.592
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$10.568
          Ending Number of AUs...........................   (a)5,469      (a)202,547     (a)1,280,838   (a)1,980,041
                                                            (b)3,463      (b)20,870      (b)37,390      (b)41,934
                                                            (c)N/A        (c)N/A         (c)N/A         (c)7,524
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SHARES*
(Inception Date - 09/29/06)
          Beginning AUV..................................   (a)$14.522    (a)$15.400     (a)$15.551     (a)$10.383
                                                            (b)$14.377    (b)$15.202     (b)$15.275     (b)$10.148
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$9.652
          Ending AUV.....................................   (a)$15.400    (a)$15.551     (a)$10.383     (a)$12.692
                                                            (b)$15.202    (b)$15.275     (b)$10.148     (b)$12.343
                                                            (c)N/A        (c)N/A         (c)N/A         (c)$12.300
          Ending Number of AUs...........................   (a)15,244     (a)1,204,718   (a)3,193,588   (a)3,936,986
                                                            (b)289        (b)40,823      (b)84,945      (b)94,696
                                                            (c)N/A        (c)N/A         (c)N/A         (c)7,262
--------------------------------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account charges
(b) With election of optional enhanced death benefit and optional EstatePlus benefit
(c) Reflecting maximum Separate Account charges, with election of the optional Combination HV & Roll-Up death benefit


* On or about June 1, 2010, (1) Van Kampen LIT Capital Growth, Class II Shares will be renamed to Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares; (2) Van Kampen LIT Comstock, Class II Shares will be renamed to Invesco Van Kampen V.I. Comstock Fund, Series II Shares; (3) Van Kampen LIT Growth and Income, Class II Shares will be renamed to Invesco Van Kampen V.I. Growth and Income Fund, Series II Shares; and (4) the trust for these Variable Portfolios will be changed from Van Kampen Life Investment Trust to AIM Variable Insurance Funds (Invesco Variable Insurance Funds), subject to shareholder and other necessary approvals.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED
           BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                                            FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                            INCEPTION TO       ENDED          ENDED          ENDED
                                                              12/31/06        12/31/07       12/31/08       12/31/09
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$15.910      (a)$17.353     (a)$16.976     (a)$7.892
                                                            (b)$15.748      (b)$17.165     (b)$16.750     (b)$7.768
          Ending AUV....................................    (a)$17.353      (a)$16.976     (a)$7.892      (a)$10.892
                                                            (b)$17.165      (b)$16.750     (b)$7.768      (b)$10.694
          Ending Number of AUs..........................    (a)1,895        (a)14,953      (a)16,670      (a)21,458
                                                            (b)0            (b)1,945       (b)2,360       (b)2,747

---------------------------------------------------------------------------------------------------------------------

ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$31.497      (a)$32.629     (a)$36.738     (a)$21.389
                                                            (b)$31.153      (b)$32.252     (b)$36.224     (b)$21.037
          Ending AUV....................................    (a)$32.629      (a)$36.738     (a)$21.389     (a)$29.638
                                                            (b)$32.252      (b)$36.224     (b)$21.037     (b)$29.077
          Ending Number of AUs..........................    (a)640          (a)18,387      (a)19,917      (a)16,708
                                                            (b)218          (b)8,485       (b)11,037      (b)10,160
---------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3
Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$10.000      (a)$10.534     (a)$11.019     (a)$7.614
                                                            (b)$10.000      (b)$10.529     (b)$10.988     (b)$7.574
          Ending AUV....................................    (a)$10.534      (a)$11.019     (a)$7.614      (a)$9.254
                                                            (b)$10.529      (b)$10.988     (b)$7.574      (b)$9.182
          Ending Number of AUs..........................    (a)599          (a)41,210      (a)66,652      (a)82,910
                                                            (b)0            (b)8,253       (b)28,674      (b)59,932
---------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$10.000      (a)$10.768     (a)$12.137     (a)$7.337
                                                            (b)$10.000      (b)$10.764     (b)$12.101     (b)$7.297
          Ending AUV....................................    (a)$10.768      (a)$12.137     (a)$7.337      (a)$10.244
                                                            (b)$10.764      (b)$12.101     (b)$7.297      (b)$10.163
          Ending Number of AUs..........................    (a)1,990        (a)48,691      (a)111,465     (a)127,091
                                                            (b)279          (b)59,309      (b)151,960     (b)162,283
---------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$10.000      (a)$10.537     (a)$10.859     (a)$6.625
                                                            (b)$10.000      (b)$10.531     (b)$10.826     (b)$6.589
          Ending AUV....................................    (a)$10.537      (a)$10.859     (a)$6.625      (a)$8.535
                                                            (b)$10.531      (b)$10.826     (b)$6.589      (b)$8.467
          Ending Number of AUs..........................    (a)733          (a)76,476      (a)174,396     (a)184,330
                                                            (b)238          (b)50,803      (b)158,244     (b)177,348
---------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$10.000      (a)$10.656     (a)$11.748     (a)$6.458
                                                            (b)$10.000      (b)$10.651     (b)$11.713     (b)$6.423
          Ending AUV....................................    (a)$10.656      (a)$11.748     (a)$6.458      (a)$8.838
                                                            (b)$10.651      (b)$11.713     (b)$6.423      (b)$8.768
          Ending Number of AUs..........................    (a)788          (a)45,341      (a)134,312     (a)142,843
                                                            (b)0            (b)24,615      (b)161,522     (b)170,529
---------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$23.880      (a)$24.966     (a)$26.599     (a)$20.109
                                                            (b)$23.860      (b)$24.934     (b)$26.499     (b)$19.984
          Ending AUV....................................    (a)$24.966      (a)$26.599     (a)$20.109     (a)$24.162
                                                            (b)$24.934      (b)$26.499     (b)$19.984     (b)$23.952
          Ending Number of AUs..........................    (a)14           (a)1,737       (a)2,857       (a)2,843
                                                            (b)0            (b)636         (b)842         (b)655
---------------------------------------------------------------------------------------------------------------------




                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the optional Maximum Anniversary Value Death Benefit feature
                 (b) With election of the optional Maximum Anniversary Value Death Benefit feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED
     BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                            FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                            INCEPTION TO       ENDED          ENDED          ENDED
                                                              12/31/06        12/31/07       12/31/08       12/31/09
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

BALANCED - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$15.502      (a)$16.185     (a)$16.762     (a)$12.208
                                                            (b)$15.335      (b)$16.001     (b)$16.529     (b)$12.009
          Ending AUV....................................    (a)$16.185      (a)$16.762     (a)$12.208     (a)$14.876
                                                            (b)$16.001      (b)$16.529     (b)$12.009     (b)$14.597
          Ending Number of AUs..........................    (a)22           (a)22          (a)545         (a)544
                                                            (b)0            (b)13,332      (b)0           (b)433
---------------------------------------------------------------------------------------------------------------------

BALANCED - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV.................................    (a)N/A          (a)$10.048     (a)$10.668     (a)$7.732
                                                            (b)N/A          (b)$9.904      (b)$10.492     (b)$7.584
          Ending AUV....................................    (a)N/A          (a)$10.668     (a)$7.732      (a)$9.414
                                                            (b)N/A          (b)$10.492     (b)$7.584      (b)$9.213
          Ending Number of AUs..........................    (a)N/A          (a)9,379       (a)15,440      (a)36,654
                                                            (b)N/A          (b)215,285     (b)271,134     (b)358,934
---------------------------------------------------------------------------------------------------------------------

BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$6.048       (a)$6.292      (a)$7.051      (a)$4.225
                                                            (b)$5.975       (b)$6.213      (b)$6.944      (b)$4.151
          Ending AUV....................................    (a)$6.292       (a)$7.051      (a)$4.225      (a)$5.681
                                                            (b)$6.213       (b)$6.944      (b)$4.151      (b)$5.567
          Ending Number of AUs..........................    (a)5,185        (a)20,370      (a)38,878      (a)39,064
                                                            (b)0            (b)10,242      (b)31,852      (b)18,711
---------------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$40.687      (a)$43.161     (a)$54.156     (a)$31.735
                                                            (b)$40.268      (b)$42.691     (b)$53.432     (b)$31.233
          Ending AUV....................................    (a)$43.161      (a)$54.156     (a)$31.735     (a)$42.640
                                                            (b)$42.691      (b)$53.432     (b)$31.233     (b)$41.860
          Ending Number of AUs..........................    (a)383          (a)10,722      (a)23,075      (a)23,527
                                                            (b)70           (b)5,238       (b)19,149      (b)20,756
---------------------------------------------------------------------------------------------------------------------

CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$7.637       (a)$8.061      (a)$8.993      (a)$4.845
                                                            (b)$7.623       (b)$8.043      (b)$8.951      (b)$4.810
          Ending AUV....................................    (a)$8.061       (a)$8.993      (a)$4.845      (a)$6.831
                                                            (b)$8.043       (b)$8.951      (b)$4.810      (b)$6.764
          Ending Number of AUs..........................    (a)45           (a)34,533      (a)82,421      (a)74,018
                                                            (b)0            (b)37,618      (b)76,206      (b)69,967
---------------------------------------------------------------------------------------------------------------------

CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$13.139      (a)$13.243     (a)$13.597     (a)$13.516
                                                            (b)$12.982      (b)$13.076     (b)$13.392     (b)$13.280
          Ending AUV....................................    (a)$13.243      (a)$13.597     (a)$13.516     (a)$13.286
                                                            (b)$13.076      (b)$13.392     (b)$13.280     (b)$13.020
          Ending Number of AUs..........................    (a)26           (a)2,290       (a)49,172      (a)67,162
                                                            (b)0            (b)18,202      (b)17,564      (b)68,911
---------------------------------------------------------------------------------------------------------------------

COLUMBIA HIGH YIELD BOND FUND, VARIABLE SERIES - CFT I
Class A Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$15.228      (a)$15.946     (a)$15.994     (a)$11.850
                                                            (b)$15.029      (b)$15.727     (b)$15.736     (b)$11.629
          Ending AUV....................................    (a)$15.946      (a)$15.994     (a)$11.850     (a)$16.824
                                                            (b)$15.727      (b)$15.736     (b)$11.629     (b)$16.470
          Ending Number of AUs..........................    (a)22           (a)1,708       (a)4,723       (a)5,469
                                                            (b)0            (b)0           (b)0           (b)151
---------------------------------------------------------------------------------------------------------------------




                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the optional Maximum Anniversary Value Death Benefit feature
                 (b) With election of the optional Maximum Anniversary Value Death Benefit feature

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--------------------------------------------------------------------------------

              CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED
     BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                            FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                            INCEPTION TO       ENDED          ENDED          ENDED
                                                              12/31/06        12/31/07       12/31/08       12/31/09
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

COLUMBIA MARSICO FOCUSED EQUITIES FUND, VARIABLE
SERIES - CFT I Class A Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$10.981      (a)$11.921     (a)$13.334     (a)$7.709
                                                            (b)$10.827      (b)$11.747     (b)$13.107     (b)$7.558
          Ending AUV....................................    (a)$11.921      (a)$13.334     (a)$7.709      (a)$9.770
                                                            (b)$11.747      (b)$13.107     (b)$7.558      (b)$9.555
          Ending Number of AUs..........................    (a)31           (a)3,899       (a)8,811       (a)8,635
                                                            (b)0            (b)49          (b)1,263       (b)1,835
---------------------------------------------------------------------------------------------------------------------

CONSERVATIVE BALANCED PORTFOLIO - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV.................................    (a)N/A          (a)$10.000     (a)$10.557     (a)$8.379
                                                            (b)N/A          (b)$10.000     (b)$10.538     (b)$8.343
          Ending AUV....................................    (a)N/A          (a)$10.557     (a)$8.379      (a)$9.963
                                                            (b)N/A          (b)$10.538     (b)$8.343      (b)$9.894
          Ending Number of AUs..........................    (a)N/A          (a)0           (a)0           (a)0
                                                            (b)N/A          (b)3,250       (b)2,946       (b)2,900
---------------------------------------------------------------------------------------------------------------------

CONSERVATIVE GROWTH PORTFOLIO - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV.................................    (a)N/A          (a)$10.695     (a)$11.394     (a)$7.485
                                                            (b)N/A          (b)$10.559     (b)$11.224     (b)$7.355
          Ending AUV....................................    (a)N/A          (a)$11.394     (a)$7.485      (a)$9.242
                                                            (b)N/A          (b)$11.224     (b)$7.355      (b)$9.058
          Ending Number of AUs..........................    (a)N/A          (a)0           (a)0           (a)0
                                                            (b)N/A          (b)0           (b)0           (b)0
---------------------------------------------------------------------------------------------------------------------

CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$17.455      (a)$17.675     (a)$18.316     (a)$16.594
                                                            (b)$17.291      (b)$17.498     (b)$18.087     (b)$16.346
          Ending AUV....................................    (a)$17.675      (a)$18.316     (a)$16.594     (a)$21.354
                                                            (b)$17.498      (b)$18.087     (b)$16.346     (b)$20.982
          Ending Number of AUs..........................    (a)485          (a)55,308      (a)98,523      (a)107,463
                                                            (b)172          (b)55,855      (b)109,471     (b)124,922
---------------------------------------------------------------------------------------------------------------------

DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$35.890      (a)$38.538     (a)$40.004     (a)$24.304
                                                            (b)$35.500      (b)$38.095     (b)$39.445     (b)$23.905
          Ending AUV....................................    (a)$38.538      (a)$40.004     (a)$24.304     (a)$31.879
                                                            (b)$38.095      (b)$39.445     (b)$23.905     (b)$31.277
          Ending Number of AUs..........................    (a)1,553        (a)24,153      (a)49,030      (a)53,739
                                                            (b)132          (b)12,964      (b)38,973      (b)43,077
---------------------------------------------------------------------------------------------------------------------

"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$12.143      (a)$12.916     (a)$12.444     (a)$8.974
                                                            (b)$12.026      (b)$12.783     (b)$12.284     (b)$8.837
          Ending AUV....................................    (a)$12.916      (a)$12.444     (a)$8.974      (a)$10.593
                                                            (b)$12.783      (b)$12.284     (b)$8.837      (b)$10.406
          Ending Number of AUs..........................    (a)28           (a)15,272      (a)18,040      (a)17,065
                                                            (b)0            (b)3,549       (b)7,655       (b)7,159
---------------------------------------------------------------------------------------------------------------------

EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$16.243      (a)$18.981     (a)$26.368     (a)$11.238
                                                            (b)$16.075      (b)$18.773     (b)$26.014     (b)$11.059
          Ending AUV....................................    (a)$18.981      (a)$26.368     (a)$11.238     (a)$19.504
                                                            (b)$18.773      (b)$26.014     (b)$11.059     (b)$19.147
          Ending Number of AUs..........................    (a)1,684        (a)37,274      (a)66,426      (a)54,967
                                                            (b)107          (b)28,888      (b)78,145      (b)65,885
---------------------------------------------------------------------------------------------------------------------




                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the optional Maximum Anniversary Value Death Benefit feature
                 (b) With election of the optional Maximum Anniversary Value Death Benefit feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED
     BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                            FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                            INCEPTION TO       ENDED          ENDED          ENDED
                                                              12/31/06        12/31/07       12/31/08       12/31/09
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

EQUITY INCOME - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV.................................    (a)N/A          (a)$10.000     (a)$10.247     (a)$6.649
                                                            (b)N/A          (b)$10.000     (b)$10.229     (b)$6.621
          Ending AUV....................................    (a)N/A          (a)$10.247     (a)$6.649      (a)$7.842
                                                            (b)N/A          (b)$10.229     (b)$6.621      (b)$7.790
          Ending Number of AUs..........................    (a)N/A          (a)0           (a)0           (a)0
                                                            (b)N/A          (b)0           (b)0           (b)0
---------------------------------------------------------------------------------------------------------------------

EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$19.149      (a)$20.603     (a)$20.262     (a)$12.248
                                                            (b)$18.945      (b)$20.371     (b)$19.984     (b)$12.050
          Ending AUV....................................    (a)$20.603      (a)$20.262     (a)$12.248     (a)$15.895
                                                            (b)$20.371      (b)$19.984     (b)$12.050     (b)$15.599
          Ending Number of AUs..........................    (a)18           (a)3,106       (a)3,009       (a)3,220
                                                            (b)0            (b)2,522       (b)2,622       (b)2,332
---------------------------------------------------------------------------------------------------------------------

FLEXIBLE INCOME - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV.................................    (a)N/A          (a)$10.000     (a)$10.449     (a)$8.848
                                                            (b)N/A          (b)$10.000     (b)$10.398     (b)$8.809
          Ending AUV....................................    (a)N/A          (a)$10.449     (a)$8.848      (a)$10.424
                                                            (b)N/A          (b)$10.398     (b)$8.809      (b)$10.353
          Ending Number of AUs..........................    (a)N/A          (a)0           (a)0           (a)0
                                                            (b)N/A          (b)0           (b)15,860      (b)15,847
---------------------------------------------------------------------------------------------------------------------

FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$17.992      (a)$19.918     (a)$22.377     (a)$12.999
                                                            (b)$17.792      (b)$19.684     (b)$22.059     (b)$12.782
          Ending AUV....................................    (a)$19.918      (a)$22.377     (a)$12.999     (a)$16.636
                                                            (b)$19.684      (b)$22.059     (b)$12.782     (b)$16.317
          Ending Number of AUs..........................    (a)315          (a)15,235      (a)63,294      (a)85,238
                                                            (b)0            (b)15,158      (b)75,348      (b)93,540
---------------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
          Beginning AUV.................................    (a)N/A          (a)N/A         (a)$10.000     (a)$7.040
                                                            (b)N/A          (b)N/A         (b)$10.000     (b)$7.024
          Ending AUV....................................    (a)N/A          (a)N/A         (a)$7.040      (a)$9.402
                                                            (b)N/A          (b)N/A         (b)$7.024      (b)$9.358
          Ending Number of AUs..........................    (a)N/A          (a)N/A         (a)2,984       (a)16,691
                                                            (b)N/A          (b)N/A         (b)6,478       (b)19,609
---------------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
          Beginning AUV.................................    (a)N/A          (a)N/A         (a)$10.000     (a)$6.617
                                                            (b)N/A          (b)N/A         (b)$10.000     (b)$6.605
          Ending AUV....................................    (a)N/A          (a)N/A         (a)$6.617      (a)$8.488
                                                            (b)N/A          (b)N/A         (b)$6.605      (b)$8.452
          Ending Number of AUs..........................    (a)N/A          (a)N/A         (a)47,581      (a)46,670
                                                            (b)N/A          (b)N/A         (b)14,973      (b)54,399
---------------------------------------------------------------------------------------------------------------------

FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$17.550      (a)$18.764     (a)$21.243     (a)$11.513
                                                            (b)$17.349      (b)$18.539     (b)$20.935     (b)$11.317
          Ending AUV....................................    (a)$18.764      (a)$21.243     (a)$11.513     (a)$15.380
                                                            (b)$18.539      (b)$20.935     (b)$11.317     (b)$15.081
          Ending Number of AUs..........................    (a)19           (a)25,050      (a)60,346      (a)56,812
                                                            (b)0            (b)28,629      (b)57,177      (b)55,240
---------------------------------------------------------------------------------------------------------------------




                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the optional Maximum Anniversary Value Death Benefit feature
                 (b) With election of the optional Maximum Anniversary Value Death Benefit feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED
     BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                            FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                            INCEPTION TO       ENDED          ENDED          ENDED
                                                              12/31/06        12/31/07       12/31/08       12/31/09
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$17.581      (a)$17.792     (a)$19.469     (a)$20.211
                                                            (b)$17.332      (b)$17.529     (b)$19.133     (b)$19.813
          Ending AUV....................................    (a)$17.792      (a)$19.469     (a)$20.211     (a)$21.345
                                                            (b)$17.529      (b)$19.133     (b)$19.813     (b)$20.872
          Ending Number of AUs..........................    (a)19           (a)7,864       (a)16,655      (a)24,951
                                                            (b)0            (b)6,297       (b)18,913      (b)29,960
---------------------------------------------------------------------------------------------------------------------

GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$21.582      (a)$23.713     (a)$26.063     (a)$14.494
                                                            (b)$21.273      (b)$23.360     (b)$25.610     (b)$14.207
          Ending AUV....................................    (a)$23.713      (a)$26.063     (a)$14.494     (a)$18.427
                                                            (b)$23.360      (b)$25.610     (b)$14.207     (b)$18.016
          Ending Number of AUs..........................    (a)16           (a)9,031       (a)16,203      (a)19,880
                                                            (b)0            (b)2,295       (b)7,221       (b)8,773
---------------------------------------------------------------------------------------------------------------------

GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$17.147      (a)$17.248     (a)$18.012     (a)$18.463
                                                            (b)$16.961      (b)$17.050     (b)$17.760     (b)$18.160
          Ending AUV....................................    (a)$17.248      (a)$18.012     (a)$18.463     (a)$18.913
                                                            (b)$17.050      (b)$17.760     (b)$18.160     (b)$18.556
          Ending Number of AUs..........................    (a)656          (a)72,484      (a)109,570     (a)150,762
                                                            (b)235          (b)76,504      (b)119,443     (b)159,796
---------------------------------------------------------------------------------------------------------------------

GROWTH - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$31.912      (a)$33.954     (a)$36.761     (a)$21.517
                                                            (b)$31.558      (b)$33.557     (b)$36.240     (b)$21.159
          Ending AUV....................................    (a)$33.954      (a)$36.761     (a)$21.517     (a)$29.256
                                                            (b)$33.557      (b)$36.240     (b)$21.159     (b)$28.698
          Ending Number of AUs..........................    (a)11           (a)8,440       (a)19,350      (a)18,062
                                                            (b)0            (b)14,553      (b)23,329      (b)20,156
---------------------------------------------------------------------------------------------------------------------

GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$29.767      (a)$31.254     (a)$34.122     (a)$19.139
                                                            (b)$29.437      (b)$30.888     (b)$33.637     (b)$18.820
          Ending AUV....................................    (a)$31.254      (a)$34.122     (a)$19.139     (a)$24.102
                                                            (b)$30.888      (b)$33.637     (b)$18.820     (b)$23.641
          Ending Number of AUs..........................    (a)11           (a)2,257       (a)6,417       (a)6,199
                                                            (b)0            (b)333         (b)1,376       (b)265
---------------------------------------------------------------------------------------------------------------------

GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$5.310       (a)$5.603      (a)$6.692      (a)$4.215
                                                            (b)$5.259       (b)$5.545      (b)$6.606      (b)$4.151
          Ending AUV....................................    (a)$5.603       (a)$6.692      (a)$4.215      (a)$4.897
                                                            (b)$5.545       (b)$6.606      (b)$4.151      (b)$4.811
          Ending Number of AUs..........................    (a)890          (a)38,422      (a)91,175      (a)122,330
                                                            (b)271          (b)13,310      (b)89,893      (b)129,440
---------------------------------------------------------------------------------------------------------------------

HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$20.152      (a)$20.828     (a)$20.746     (a)$13.828
                                                            (b)$19.924      (b)$20.579     (b)$20.447     (b)$13.594
          Ending AUV....................................    (a)$20.828      (a)$20.746     (a)$13.828     (a)$19.295
                                                            (b)$20.579      (b)$20.447     (b)$13.594     (b)$18.921
          Ending Number of AUs..........................    (a)17           (a)604         (a)10,263      (a)13,287
                                                            (b)0            (b)2,355       (b)9,365       (b)13,126
---------------------------------------------------------------------------------------------------------------------




                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the optional Maximum Anniversary Value Death Benefit feature
                 (b) With election of the optional Maximum Anniversary Value Death Benefit feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED
     BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                            FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                            INCEPTION TO       ENDED          ENDED          ENDED
                                                              12/31/06        12/31/07       12/31/08       12/31/09
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$13.160      (a)$14.413     (a)$16.333     (a)$9.714
                                                            (b)$13.013      (b)$14.243     (b)$16.101     (b)$9.551
          Ending AUV....................................    (a)$14.413      (a)$16.333     (a)$9.714      (a)$12.324
                                                            (b)$14.243      (b)$16.101     (b)$9.551      (b)$12.089
          Ending Number of AUs..........................    (a)2,858        (a)65,553      (a)105,107     (a)101,097
                                                            (b)282          (b)37,074      (b)77,379      (b)77,691
---------------------------------------------------------------------------------------------------------------------

INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$16.949      (a)$18.647     (a)$19.633     (a)$10.433
                                                            (b)$16.824      (b)$18.498     (b)$19.427     (b)$10.298
          Ending AUV....................................    (a)$18.647      (a)$19.633     (a)$10.433     (a)$13.095
                                                            (b)$18.498      (b)$19.427     (b)$10.298     (b)$12.893
          Ending Number of AUs..........................    (a)1,466        (a)61,681      (a)146,579     (a)155,470
                                                            (b)271          (b)55,242      (b)141,073     (b)155,067
---------------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$13.126      (a)$13.758     (a)$14.016     (a)$8.777
                                                            (b)$12.970      (b)$13.586     (b)$13.806     (b)$8.624
          Ending AUV....................................    (a)$13.758      (a)$14.016     (a)$8.777      (a)$10.278
                                                            (b)$13.586      (b)$13.806     (b)$8.624      (b)$10.074
          Ending Number of AUs..........................    (a)26           (a)53,557      (a)120,014     (a)140,844
                                                            (b)0            (b)53,494      (b)119,225     (b)135,830
---------------------------------------------------------------------------------------------------------------------

MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$11.112      (a)$12.058     (a)$13.463     (a)$7.827
                                                            (b)$10.993      (b)$11.920     (b)$13.277     (b)$7.700
          Ending AUV....................................    (a)$12.058      (a)$13.463     (a)$7.827      (a)$10.052
                                                            (b)$11.920      (b)$13.277     (b)$7.700      (b)$9.863
          Ending Number of AUs..........................    (a)1,042        (a)14,647      (a)29,877      (a)38,439
                                                            (b)0            (b)11,737      (b)17,610      (b)24,926
---------------------------------------------------------------------------------------------------------------------

MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$22.221      (a)$23.242     (a)$25.248     (a)$16.758
                                                            (b)$21.985      (b)$22.981     (b)$24.902     (b)$16.487
          Ending AUV....................................    (a)$23.242      (a)$25.248     (a)$16.758     (a)$20.866
                                                            (b)$22.981      (b)$24.902     (b)$16.487     (b)$20.478
          Ending Number of AUs..........................    (a)15           (a)235         (a)21,603      (a)33,260
                                                            (b)0            (b)349         (b)30,033      (b)43,172
---------------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$26.567      (a)$27.772     (a)$28.439     (a)$21.787
                                                            (b)$26.268      (b)$27.443     (b)$28.032     (b)$21.421
          Ending AUV....................................    (a)$27.772      (a)$28.439     (a)$21.787     (a)$25.360
                                                            (b)$27.443      (b)$28.032     (b)$21.421     (b)$24.872
          Ending Number of AUs..........................    (a)334          (a)3,987       (a)4,690       (a)16,672
                                                            (b)0            (b)4,475       (b)6,924       (b)6,878
---------------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$10.044      (a)$10.754     (a)$12.356     (a)$6.875
                                                            (b)$9.929       (b)$10.625     (b)$12.177     (b)$6.758
          Ending AUV....................................    (a)$10.754      (a)$12.356     (a)$6.875      (a)$9.620
                                                            (b)$10.625      (b)$12.177     (b)$6.758      (b)$9.434
          Ending Number of AUs..........................    (a)34           (a)18,869      (a)38,749      (a)39,568
                                                            (b)0            (b)15,280      (b)29,985      (b)22,034
---------------------------------------------------------------------------------------------------------------------




                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the optional Maximum Anniversary Value Death Benefit feature
                 (b) With election of the optional Maximum Anniversary Value Death Benefit feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED
     BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                            FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                            INCEPTION TO       ENDED          ENDED          ENDED
                                                              12/31/06        12/31/07       12/31/08       12/31/09
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$42.399      (a)$47.983     (a)$66.094     (a)$32.598
                                                            (b)$41.972      (b)$47.471     (b)$65.225     (b)$32.089
          Ending AUV....................................    (a)$47.983      (a)$66.094     (a)$32.598     (a)$50.623
                                                            (b)$47.471      (b)$65.225     (b)$32.089     (b)$49.709
          Ending Number of AUs..........................    (a)136          (a)5,846       (a)11,411      (a)11,624
                                                            (b)0            (b)12,899      (b)35,910      (b)46,660
---------------------------------------------------------------------------------------------------------------------

REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$28.527      (a)$31.207     (a)$26.262     (a)$14.476
                                                            (b)$28.230      (b)$30.864     (b)$25.908     (b)$14.244
          Ending AUV....................................    (a)$31.207      (a)$26.262     (a)$14.476     (a)$18.458
                                                            (b)$30.864      (b)$25.908     (b)$14.244     (b)$18.118
          Ending Number of AUs..........................    (a)1,226        (a)25,273      (a)58,453      (a)65,086
                                                            (b)81           (b)24,294      (b)63,793      (b)74,542
---------------------------------------------------------------------------------------------------------------------

SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$9.359       (a)$10.117     (a)$9.283      (a)$6.043
                                                            (b)$9.344       (b)$10.094     (b)$9.239      (b)$6.000
          Ending AUV....................................    (a)$10.117      (a)$9.283      (a)$6.043      (a)$7.836
                                                            (b)$10.094      (b)$9.239      (b)$6.000      (b)$7.760
          Ending Number of AUs..........................    (a)3,647        (a)47,906      (a)97,905      (a)106,296
                                                            (b)149          (b)41,711      (b)104,766     (b)117,841
---------------------------------------------------------------------------------------------------------------------

SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$17.114      (a)$18.363     (a)$18.366     (a)$11.728
                                                            (b)$16.917      (b)$18.140     (b)$18.098     (b)$11.528
          Ending AUV....................................    (a)$18.363      (a)$18.366     (a)$11.728     (a)$16.419
                                                            (b)$18.140      (b)$18.098     (b)$11.528     (b)$16.099
          Ending Number of AUs..........................    (a)653          (a)55,038      (a)130,682     (a)136,162
                                                            (b)138          (b)58,153      (b)137,510     (b)149,482
---------------------------------------------------------------------------------------------------------------------

STRATEGIC GROWTH PORTFOLIO - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV.................................    (a)N/A          (a)$11.828     (a)$12.615     (a)$7.758
                                                            (b)N/A          (b)$11.652     (b)$12.399     (b)$7.606
          Ending AUV....................................    (a)N/A          (a)$12.615     (a)$7.758      (a)$9.708
                                                            (b)N/A          (b)$12.399     (b)$7.606      (b)$9.494
          Ending Number of AUs..........................    (a)N/A          (a)0           (a)0           (a)0
                                                            (b)N/A          (b)0           (b)0           (b)0
---------------------------------------------------------------------------------------------------------------------

TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$2.301       (a)$2.373      (a)$2.842      (a)$1.364
                                                            (b)$2.278       (b)$2.347      (b)$2.805      (b)$1.343
          Ending AUV....................................    (a)$2.373       (a)$2.842      (a)$1.364      (a)$2.016
                                                            (b)$2.347       (b)$2.805      (b)$1.343      (b)$1.980
          Ending Number of AUs..........................    (a)149          (a)42,121      (a)102,130     (a)113,294
                                                            (b)0            (b)5,352       (b)58,999      (b)57,663
---------------------------------------------------------------------------------------------------------------------

TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$13.686      (a)$15.021     (a)$17.850     (a)$10.971
                                                            (b)$13.678      (b)$15.004     (b)$17.785     (b)$10.904
          Ending AUV....................................    (a)$15.021      (a)$17.850     (a)$10.971     (a)$14.235
                                                            (b)$15.004      (b)$17.785     (b)$10.904     (b)$14.113
          Ending Number of AUs..........................    (a)25           (a)2,569       (a)10,208      (a)9,780
                                                            (b)0            (b)657         (b)1,487       (b)2,017
---------------------------------------------------------------------------------------------------------------------




                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the optional Maximum Anniversary Value Death Benefit feature
                 (b) With election of the optional Maximum Anniversary Value Death Benefit feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED
     BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                            FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                            INCEPTION TO       ENDED          ENDED          ENDED
                                                              12/31/06        12/31/07       12/31/08       12/31/09
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$20.363      (a)$21.174     (a)$21.958     (a)$22.667
                                                            (b)$20.314      (b)$21.098     (b)$21.812     (b)$22.460
          Ending AUV....................................    (a)$21.174      (a)$21.958     (a)$22.667     (a)$24.850
                                                            (b)$21.098      (b)$21.812     (b)$22.460     (b)$24.562
          Ending Number of AUs..........................    (a)17           (a)964         (a)38,490      (a)77,984
                                                            (b)0            (b)231         (b)49,799      (b)93,166
---------------------------------------------------------------------------------------------------------------------

VAN KAMPEN LIT CAPITAL GROWTH, CLASS II SHARES*
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$9.251       (a)$9.752      (a)$11.204     (a)$5.615
                                                            (b)$9.150       (b)$9.640      (b)$11.048     (b)$5.523
          Ending AUV....................................    (a)$9.752       (a)$11.204     (a)$5.615      (a)$9.161
                                                            (b)$9.640       (b)$11.048     (b)$5.523      (b)$8.988
          Ending Number of AUs..........................    (a)37           (a)37          (a)2,897       (a)2,660
                                                            (b)0            (b)786         (b)1,800       (b)2,155
---------------------------------------------------------------------------------------------------------------------

VAN KAMPEN LIT COMSTOCK, CLASS II SHARES*
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$13.395      (a)$14.143     (a)$13.606     (a)$8.603
                                                            (b)$13.259      (b)$13.991     (b)$13.425     (b)$8.467
          Ending AUV....................................    (a)$14.143      (a)$13.606     (a)$8.603      (a)$10.880
                                                            (b)$13.991      (b)$13.425     (b)$8.467      (b)$10.682
          Ending Number of AUs..........................    (a)25           (a)17,879      (a)58,664      (a)77,858
                                                            (b)0            (b)4,594       (b)64,352      (b)84,742
---------------------------------------------------------------------------------------------------------------------

VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SHARES*
(Inception Date - 09/29/06)
          Beginning AUV.................................    (a)$14.522      (a)$15.400     (a)$15.551     (a)$10.383
                                                            (b)$14.377      (b)$15.236     (b)$15.347     (b)$10.221
          Ending AUV....................................    (a)$15.400      (a)$15.551     (a)$10.383     (a)$12.692
                                                            (b)$15.236      (b)$15.347     (b)$10.221     (b)$12.463
          Ending Number of AUs..........................    (a)1,459        (a)58,521      (a)142,121     (a)166,280
                                                            (b)230          (b)60,944      (b)161,901     (b)190,960
---------------------------------------------------------------------------------------------------------------------




                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the optional Maximum Anniversary Value Death Benefit feature
                 (b) With election of the optional Maximum Anniversary Value Death Benefit feature

* On or about June 1, 2010, (1) Van Kampen LIT Capital Growth, Class II Shares will be renamed to Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares; (2) Van Kampen LIT Comstock, Class II Shares will be renamed to Invesco Van Kampen V.I. Comstock Fund, Series II Shares; (3) Van Kampen LIT Growth and Income, Class II Shares will be renamed to Invesco Van Kampen V.I. Growth and Income Fund, Series II Shares; and (4) the trust for these Variable Portfolios will be changed from Van Kampen Life Investment Trust to AIM Variable Insurance Funds (Invesco Variable Insurance Funds), subject to shareholder and other necessary approvals.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             APPENDIX B - FORMULA FOR CALCULATING AND EXAMPLE OF THE
            SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

--------------------------------------------------------------------
                                                           MAXIMUM
                                                         ANNUALIZED
                                                          FEE RATE
                                                         DECREASE OR
                                                          INCREASE
  NUMBER OF      INITIAL       MAXIMUM       MINIMUM        EACH
   COVERED       ANNUAL        ANNUAL        ANNUAL        BENEFIT
   PERSONS      FEE RATE      FEE RATE      FEE RATE      QUARTER*
--------------------------------------------------------------------
 One              1.10%         2.20%         0.60%       +/-0.25%
  Covered
  Person
--------------------------------------------------------------------
 Two              1.35%         2.70%         0.60%       +/-0.25%
  Covered
  Persons
--------------------------------------------------------------------


* The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (VALUE OF THE VIX AS OF MARKET CLOSE ON EACH DAY THE FEE IS CALCULATED 20)]

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on the non-discretionary formula stated above which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. If the value of the VIX increases or decreases from the previous Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly, subject to the maximums and minimums identified in the table above.

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

EXAMPLE

ASSUME YOU ELECT SUNAMERICA INCOME PLUS FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:

--------------------------------------------------------------------
                             CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX         VALUE*       FEE RATE     FEE RATE**
--------------------------------------------------------------------
     1st          24.82          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     2nd          21.49          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     3rd          24.16          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     4th          19.44          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     5th          16.88         0.94%         0.94%        0.2350%
--------------------------------------------------------------------


* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

** The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

IN THE 5TH BENEFIT QUARTER, THE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]


     1.10% +[0.05% x (-3.12)]



     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, ASSUME THE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:


--------------------------------------------------------------------
                             CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX          VALUE       FEE RATE      FEE RATE
--------------------------------------------------------------------
     6th          20.00         1.10%         1.10%        0.2750%
--------------------------------------------------------------------
     7th          25.57         1.38%         1.35%        0.3375%
--------------------------------------------------------------------
     8th          30.22         1.61%         1.60%        0.4000%
--------------------------------------------------------------------
     9th          26.02         1.40%         1.40%        0.3500%
--------------------------------------------------------------------
    10th          22.83         1.24%         1.24%        0.3100%
--------------------------------------------------------------------
    11th          19.88         1.09%         1.09%        0.2725%
--------------------------------------------------------------------
    12th          20.60         1.13%         1.13%        0.2825%
--------------------------------------------------------------------
    13th          14.44         0.82%         0.88%        0.2200%
--------------------------------------------------------------------
    14th          13.41         0.77%         0.77%        0.1925%
--------------------------------------------------------------------
    15th          9.11          0.56%         0.60%        0.1500%
--------------------------------------------------------------------
    16th          16.30         0.92%         0.85%        0.2125%
--------------------------------------------------------------------



IN THE 7TH BENEFIT QUARTER, THE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]


     1.10% + [0.05% x (5.57)]



     1.10% + (0.00278) = 1.38% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 1.38% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (14.44 - 20)]


     1.10% + [0.05% x (-5.56)]



     1.10% + (-0.00278) = 0.82% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (9.11 - 20)]


     1.10% + [0.05% x (-10.89)]



     1.10% + (-0.005445) = 0.56% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the value of the VIX, If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the SunAmerica Income Plus, SunAmerica Income Builder and MarketLock For Life features:

SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER EXAMPLES

The following examples demonstrate the operation of the SunAmerica Income Plus and SunAmerica Income Builder features:

EXAMPLE 1:

Assume you elect SUNAMERICA INCOME BUILDER and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.

Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit ($8,000) on the 1st contract anniversary is the Income Credit Percentage (8%) multiplied by the Income Credit Base ($100,000). On your 1st contract anniversary, your Income Base is equal to the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($108,000). Assume your Maximum Annual Withdrawal Percentage is 5.5%, then as of your 1st contract anniversary, you may take withdrawals of up to your $5,940 Maximum Annual Withdrawal Amount (5.5% of the Income Base) each year as long as your contract value is greater then zero and you do not take any Excess Withdrawals. Assume your Protected Income Payment Percentage is 4% and your Income Base at the time your contract value is reduced to zero remains at $108,000, then your $4,320 Protected Income Payment (4% of the Income Base) is your guaranteed income each year as long as the Covered Person(s) is(are) alive once your contract value is reduced to zero due to reasons other than an Excess Withdrawal.

EXAMPLE 2: IMPACT OF SUBSEQUENT ELIGIBLE PURCHASE PAYMENTS WITH NO WITHDRAWALS
           AND NO HIGHEST ANNIVERSARY VALUES

Assume you elect SUNAMERICA INCOME PLUS, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $230,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the 6th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are given as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
   CONTRACT     CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
    1(st)       $103,000      $106,000      $100,000       $6,000        $6,360
----------------------------------------------------------------------------------
    2(nd)       $333,000      $324,000      $300,000       $18,000       $19,440
----------------------------------------------------------------------------------
    3(rd)       $333,000      $342,000      $300,000       $18,000       $20,520
----------------------------------------------------------------------------------
    4(th)       $333,000      $360,000      $300,000       $18,000       $21,600
----------------------------------------------------------------------------------
    5(th)       $363,000      $409,800      $330,000       $19,800       $24,588
----------------------------------------------------------------------------------
    6(th)       $413,000      $429,600      $330,000       $19,800       $25,776
----------------------------------------------------------------------------------


Since the Income Base equals the Income Base at the beginning of that contract year plus the subsequent Eligible Purchase Payments made in Benefit Year 2, your new Income Base at the time of deposit equals $306,000 and Income Credit Base at the time of deposit equals $300,000. $30,000 of the $230,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds 200% of the Eligible Purchase Payment made in the 1st contract year. On your 2nd contract anniversary, your Income Credit is $18,000 and your Income Base equals $324,000. Your Income Base is not increased to the $333,000 contract value because the highest Anniversary Value is reduced for $30,000 of Ineligible Purchase Payments. Assuming your Maximum Annual Withdrawal Percentage is 6%, then your Maximum Annual Withdrawal Amount would be $19,440 if you were to start taking withdrawals after the 2nd contract anniversary. However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment in year 5, your new Income Base at the time of deposit equals $390,000. On your 5th contract anniversary, your Income Credit Base is $330,000, Income Credit equals $19,800, and Income Base equals $409,800. Any Purchase Payments made on or after your 5th contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. And your Income Base is $429,600. If you were to start taking withdrawals after the 6th contract anniversary, and your Maximum Annual Withdrawal Percentage remains at 6%, your Maximum Annual Withdrawal Amount would be $25,776. Assume your Protected Income Payment Percentage is 4% and your Income Base at the time your contract value is reduced to zero remains at $429,600, then your Protected Income Payment is 4% of the Income Base ($17,184).

EXAMPLE 3 - IMPACT OF HIGHEST ANNIVERSARY VALUES

Assume you elect SUNAMERICA INCOME BUILDER, and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
   CONTRACT     CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $108,000      $100,000       $8,000        $5,940
----------------------------------------------------------------------------------
     2nd        $118,000      $118,000      $118,000        N/A*         $6,490
----------------------------------------------------------------------------------
     3rd        $107,000      $127,440      $118,000       $9,440        $7,009
----------------------------------------------------------------------------------
     4th        $110,000      $136,880      $118,000       $9,440        $7,528
----------------------------------------------------------------------------------
     5th        $150,000      $150,000      $150,000        N/A*         $8,250
----------------------------------------------------------------------------------
     6th        $145,000      $162,000      $150,000       $12,000       $8,910
----------------------------------------------------------------------------------


* The Income Base calculated based on the highest Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current Anniversary Value, and the Income Base is not increased by the Income Credit.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT


Assume you elect SUNAMERICA INCOME BUILDER, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your 7th contract year, after your 6th contract anniversary, your contract value is $109,410 and you make a withdrawal of $12,930. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,910), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annul Withdrawal Amount ($4,020). Your contract value after the Maximum Annual Withdrawal Amount is withdrawn is $100,500. Your Income Base, Income Credit Base and Income Credit are reduced by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020 / $100,500 = 4%). The Income Base is adjusted to $155,520 and the Income Credit Base to $144,000. No Income Credit will be available on the 7th contract anniversary. If there are no withdrawals in year 7, your new Income Credit on the 8th contract anniversary is 8% of your new Income Credit Base ($11,520). Your new Maximum Annual Withdrawal Amount is $8,553.60. The Protected Income Payment is adjusted similarly.



EXAMPLE 5 - IMPACT OF WITHDRAWALS WITHOUT MAXIMUM ANNIVERSARY VALUES

Assume you elect SUNAMERICA INCOME PLUS and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 8th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
   CONTRACT     CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $6,360
----------------------------------------------------------------------------------
     2nd        $103,000      $112,000      $100,000       $6,000        $6,720
----------------------------------------------------------------------------------
     3rd        $103,000      $118,000      $100,000       $6,000        $7,080
----------------------------------------------------------------------------------
     4th        $103,000      $124,000      $100,000       $6,000        $7,440
----------------------------------------------------------------------------------
     5th        $103,000      $130,000      $100,000       $6,000        $7,800
----------------------------------------------------------------------------------
     6th        $103,000      $136,000      $100,000       $6,000        $8,160
----------------------------------------------------------------------------------
     7th        $103,000      $142,000      $100,000       $6,000        $8,520
----------------------------------------------------------------------------------
     8th        $103,000      $148,000      $100,000       $6,000        $8,880
----------------------------------------------------------------------------------
     9th         $98,560      $151,000      $100,000       $3,000        $9,060
----------------------------------------------------------------------------------
    10th         $91,010      $152,000      $100,000       $1,000        $9,120
----------------------------------------------------------------------------------


On your 8th contract anniversary your Income Base is stepped-up to $148,000, and assume your Maximum Annual Withdrawal Percentage is 6%, your Maximum Annual Withdrawal Amount would be $8,880. But if you make a withdrawal of only $4,440 (3% of the $148,000 Income Base) which is less than your Maximum Annual Withdrawal Amount, then your Net Income Credit Percentage for that year equals 3%. Therefore, your new Income Credit is 3% of your Income Credit Base ($3,000). Your Income Base is equal to the greatest of your contract value ($98,560) or your Income Credit plus your current Income Base ($151,000). Other withdrawals of less than the Maximum Annual Withdrawal Amount have similar impact. On your 10th contract anniversary, if your Maximum Annual Withdrawal Percentage is 6%, your new Maximum Annual Withdrawal Amount will be $9,120. Therefore, if you do not take any Excess Withdrawals, you may take up to $9,120 each year as long as your contract value is greater then zero. Your Protected Income Payment is $6,080.

MARKETLOCK FOR LIFE EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life feature:


EXAMPLE 1


Assume you elect MarketLock For Life and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.


Your initial Income Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your 1st contract anniversary, your Income Base is equal to the greater of your current Income Base ($100,000), or your contract value ($103,000), which is $103,000. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st anniversary is 5% of the Income Base
(5% x $103,000 = $5,150). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,150 each year as long as the Covered Person(s) is(are both) alive and you do not take any Excess Withdrawals.


EXAMPLE 2 - IMPACT OF MAXIMUM ANNIVERSARY VALUES

Assume you elect MarketLock For Life and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, and Maximum Annual Withdrawal Amount are as follows:

------------------------------------------------------
                                             MAXIMUM
                                             ANNUAL
                CONTRACT                   WITHDRAWAL
 ANNIVERSARY      VALUE      INCOME BASE     AMOUNT
------------------------------------------------------
------------------------------------------------------
     1st        $103,000      $103,000       $5,150
------------------------------------------------------
     2nd        $115,000      $115,000       $5,750
------------------------------------------------------
     3rd        $107,000      $115,000       $5,750
------------------------------------------------------
     4th        $110,000      $115,000       $5,750
------------------------------------------------------
     5th        $140,000      $140,000       $7,000
------------------------------------------------------


On your 2nd anniversary, your Income Base is equal to the greater of your current Income Base ($103,000), or your contract value ($115,000), which is $115,000. On your 3rd and 4th anniversary, your Income Base stays at $115,000 because your contract values on those anniversaries are less than current Income Base ($115,000). Then, on your 5th anniversary, your contract value is $140,000, so your Income Base is stepped-up to $140,000. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,000 (5% of the $140,000 Income
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 5th anniversary, you may take up to $7,000 each year as long as the Covered Person(s) is(are both) alive.

EXAMPLE 3 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT


Assume you elect MarketLock For Life, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 5th contract anniversary. Contract values, Income Bases, and Maximum Annual Withdrawal Amount are as described in EXAMPLE 2 above. Also assume that during your 6th contract year, after your 5th contract anniversary, your contract value is $117,800 and you make a withdrawal of $11,432. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,000), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,432 - $7,000), or $4,432. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,000. Your contract value after this portion of the withdrawal is $110,800 ($117,800 - $7,000), but your Income Base is unchanged. Next, we recalculate your Income Base by reducing the Income Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,432 / $110,800 = 4%). The Income Base is adjusted to $134,400, or $140,000 * 96%. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($134,400 * 5%), which equals $6,720. Therefore, if you do not take additional Excess Withdrawals, you may take up to $6,720 each year as long as the Covered Person(s) is (are both) alive.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



-------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION               STATES
-------------------------------------------------------------------- ----------------
 Administration Charge     Contract Maintenance Fee is $30.           New Mexico
                                                                      North Dakota
-------------------------------------------------------------------- ----------------
 Administration Charge     Charge will be deducted pro-rata from      Oregon
                           Variable Portfolios only.                  Texas
                                                                      Washington
-------------------------------------------------------------------- ----------------
 Death Benefits            The Combination HV & Roll-Up death         New York
                           benefit and the EstatePlus death benefit   Washington
                           are not available.
-------------------------------------------------------------------- ----------------
 Free Look                 If you reside in Arizona and are age 65    Arizona
                           or older on your Contract Date, the Free
                           Look period is 30 days.
-------------------------------------------------------------------- ----------------
 Free Look                 If you reside in California and are age    California
                           60 or older on your Contract Date, the
                           Free Look period is 30 days.
-------------------------------------------------------------------- ----------------
 Free Look                 The Free Look amount is calculated as      New York
                           the greater of (1) Purchase Payments or
                           (2) the value of your contract on the
                           day we receive your request in Good
                           Order at the Annuity Service Center.
-------------------------------------------------------------------- ----------------
 Free Withdrawal           Free Withdrawal amounts are calculated     Washington
                           as of the greatest of:
                           (a) penalty-free earnings;
                           (b) interest earnings on amounts
                           allocated to the Fixed Account Option
                           that have not been previously withdrawn;
                           or
                           (c) 10% of the Total Invested Amount.
                           You will receive the benefit of a free
                           withdrawal upon full surrender.
-------------------------------------------------------------------- ----------------
 Income Phase              You may switch to the Income Phase any     Florida
                           time after your first contract
                           anniversary.
-------------------------------------------------------------------- ----------------
 Income Phase              You may begin the Income Phase any time    New York
                           13 or more months after contract issue.
-------------------------------------------------------------------- ----------------
 Latest Annuity Date       Latest Annuity Date is the later of Age    New York
                           90 or 10 years after issue.
-------------------------------------------------------------------- ----------------
 MarketLock For Life       You may elect the current Maximum Annual   Oregon
                           Withdrawal Amount to be received
                           monthly.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0.50%     California
                           for Qualified contracts and 2.35% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Maine
                           Qualified contracts and 2.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Nevada
                           Qualified contracts and 3.5% for Non-
                           Qualified contracts based on contract
                           value when you begin the Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               For the first $500,000 in the contract,    South Dakota
                           we deduct premium tax charges of 0% for
                           Qualified contracts and 1.25% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase. For any amount in excess
                           of $500,000 in the contract, we deduct
                           front-end premium tax charges of 0% for
                           Qualified contracts and 0.80% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 1.0%      West Virginia
                           for Qualified contracts and 1.0% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Wyoming
                           Qualified contracts and 1.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 SunAmerica Income Plus,   Charge will be deducted pro-rata from      New York
 SunAmerica Income         Variable Portfolios only.                  Oregon
 Builder,                                                             Texas
 MarketLock For Life                                                  Washington
-------------------------------------------------------------------- ----------------
 Systematic Withdrawal     Minimum withdrawal amount is $250 per      Oregon
                           withdrawal.
-------------------------------------------------------------------- ----------------
 Transfer Privilege        Any transfer over the limit of 15 will     Pennsylvania
                           incur a $10 transfer fee.                  Texas
-------------------------------------------------------------------- ----------------
 Withdrawals               The minimum amount that must remain in     Texas
                           the contract after a partial withdrawal
                           is $2,000.
-------------------------------------------------------------------- ----------------
 Withdrawals               You receive the benefit of a free          Washington
                           withdrawal upon a full surrender.
-------------------------------------------------------------------- ----------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2010, please see Appendix I for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.


The following details the standard and Maximum Anniversary Value death benefits, the Combination HV & Roll-Up death benefit and the EstatePlus death benefit payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether Living Benefits were elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Net Purchase Payment" is used frequently in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment.

The term "Continuation Purchase Payment" is used to describe the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected one of the Living Benefits, described above.

A. STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.


          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.


     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:


          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or


          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, adjusted for any Continuation Net Purchase Payments received since that anniversary. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.


          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the

          Standard Death Benefit described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT


          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:


          a. Contract value; or


          b. Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date.


          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

          1. Contract value; or

          2. Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date; or

          3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments received and reduced by any Withdrawal Adjustment since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date.

          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.



B.  COMBINATION HV & ROLL-UP DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S
    DEATH:

If the original owner elected the Optional Combination HV & Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1. Contract value; or


     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, and adjusted for any Continuation Net Purchase Payments received since that anniversary. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.


     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          (a) 15 years after the contract date; or

          (b) The day before the Continuing Spouse's 80th birthday; or


          (c) The Continuing Spouse's date of death, adjusted for Continuation Net Purchase Payments received after the timeframes outlined in
              (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.


If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.


If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies.


C.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Maximum Anniversary Value option.


On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:


----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0-4              25% of Earnings    40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 5-9              40% of Earnings    65% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+              50% of Earnings    75% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------



On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years     25% of Earnings    40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------



* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.


What is the Contract Year of Death?


Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.


What is the EstatePlus benefit?


We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where


     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?


The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

APPENDIX F - IMPORTANT INFORMATION REGARDING THE GUARANTEE FOR CONTRACTS ISSUED BY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                         YORK)  PRIOR TO JANUARY 1, 2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


GUARANTEE OF INSURANCE OBLIGATIONS


The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor"), a subsidiary of American International Group and an affiliate of the Company. Please see the Statement of Additional Information for more information regarding these arrangements.

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.


American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

APPENDIX G - IMPORTANT INFORMATION REGARDING THE GUARANTEE FOR CONTRACTS ISSUED BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (IN NEW YORK ONLY) PRIOR TO FEBRUARY
                                     1, 2008

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


GUARANTEE OF INSURANCE OBLIGATIONS


The Company's insurance policy obligations for individual and group contracts issued prior to January 31, 2008 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor"), a subsidiary of American International Group and an affiliate of the Company. Please see the Statement of Additional Information for more information regarding these arrangements.

As of January 31, 2008 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.


American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of American International Group.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   APPENDIX H - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 19, 2010

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


None of the Living Benefits described below are currently being offered.



TABLE OF CONTENTS



MarketLock Income Plus and MarketLock For Life Plus........................    H-1
MarketLock Income Plus and MarketLock For Life Plus Fee....................    H-8
MarketLock and MarketLock For Two..........................................   H-11
MarketLock and MarketLock For Two Fee......................................   H-13
Polaris Income Rewards.....................................................   H-18
Polaris Income Rewards Fee.................................................   H-19
Capital Protector..........................................................   H-21
Capital Protector Fee......................................................   H-21



MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS


The MarketLock Income Plus and MarketLock For Life Plus living benefit may vary depending on the option you elected when you purchased your contract, please see details below.


MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal features, available for an additional fee. The features are designed to help you create a guaranteed income stream that may last as long as you live, or as long as you or your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature elected. These features may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may not need to rely on the feature as its value is dependent on your contract's performance, your withdrawal activity and your longevity.


MarketLock Income Plus and MarketLock For Life Plus offer guaranteed lifetime income plus the opportunity to lock in the greater of investment gains or an annual Income Credit (previously referred to as "Bonus").


These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The features guarantee that only certain Purchase Payments received during the contract's first five years are included in the Income Base (previously referred to as "Benefit Base").

Please remember that all withdrawals, including withdrawals taken under these features, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under these features will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the Maximum Annual Withdrawal Amount, as defined below. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals, as defined below, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


These optional living benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the full contract value must be paid within 5 years of death, in compliance with the IRC, after which time the contract terminates. Accordingly, the surviving Owner may not receive the full benefit of the living benefit.



You may have elected MarketLock Income Plus or any of the MarketLock For Life Plus options and you may have chosen to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under the features as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect one of these features, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased, when the contract was issued(1) and the number of Covered Persons. The tables below provide the age requirements for the features.


IF YOU ELECT ONE COVERED PERSON(1):

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                 AGE(2)
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
              Joint Owners
   (based on the age of the older Owner)           45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS(1):


----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                          MINIMUM          MAXIMUM          MINIMUM          MAXIMUM
                            AGE             AGE(2)            AGE             AGE(2)
----------------------------------------------------------------------------------------
    NON-QUALIFIED:
     Joint Owners            45               80               45               85
----------------------------------------------------------------------------------------
    NON-QUALIFIED:
    One Owner with
       Spousal               45               80               45             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------
      QUALIFIED:
    One Owner with
       Spousal               45               80               45             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------

(1) If you elected MarketLock For Life Plus +6% Option and you purchased your contract prior to November 19, 2007, references to age 45 above are replaced with age 50 and references to age 80 above are replaced with age 75. References to age 85 remain unchanged.

(2) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How do MarketLock Income Plus and MarketLock For Life Plus work?


MarketLock Income Plus and MarketLock For Life Plus lock-in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years if you elected MarketLock Income Plus, the first 5 years if you elected MarketLock For Life Plus on or after May 1, 2009 or the first 10 years if you elected MarketLock For Life Plus prior to May 1, 2009) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.



You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" below.



Is there an additional guarantee if I delay taking withdrawals?



Yes, depending on which feature you elect and when you elected the feature, there is an additional guarantee if you delay taking withdrawals.



If you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009 and you do not take any withdrawals before the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.



If you elected MarketLock Income Plus or MarketLock For Life Plus +7% prior to May 1, 2009 and you do not take any withdrawals before the 10th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% or your first Benefit Year's Eligible Purchase Payments (Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.



What determines the maximum amount of withdrawals I can withdraw each year?



The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without reducing the Income Base and the Income Credit, if applicable. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below and varies depending on the feature you elected and when your contract was issued.



ONE COVERED PERSON -- MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09)



If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:



------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 65th birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 65th birthday                5% of Income Base
------------------------------------------------------------------------




TWO COVERED PERSONS -- MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09)



If the feature is elected to cover two lives, the following is applicable:



------------------------------------------------------------------------
  AGE OF THE YOUNGER COVERED PERSON OR
       SURVIVING COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 65th birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 65th birthday              4.75% of Income Base
------------------------------------------------------------------------




ONE OR TWO COVERED PERSONS -- MARKETLOCK INCOME PLUS (CONTRACTS ISSUED BETWEEN 5/1/08 AND 4/30/09)


If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner.

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 62nd birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 62nd birthday                5% of Income Base
------------------------------------------------------------------------


ONE OR TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON AND AFTER 7/30/07)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner.

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
       Prior to the 60th birthday                4% of Income Base
------------------------------------------------------------------------
  At least age 60 but prior to the 76th
                 birthday                        5% of Income Base
------------------------------------------------------------------------
      On or after the 76th birthday              6% of Income Base
------------------------------------------------------------------------


ONE OR TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED PRIOR TO 7/30/07)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
------------------------------------------------------------------------
       Prior to the 65th birthday                4% of Income Base
------------------------------------------------------------------------
  At least age 65 but prior to the 76th
                 birthday                        5% of Income Base
------------------------------------------------------------------------
      On or after the 76th birthday              6% of Income Base
------------------------------------------------------------------------



As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS?" below.


Are there investment requirements if I elect MarketLock Income Plus or MarketLock For Life Plus?

Yes, as long as you have not elected to cancel the feature, you must comply with investment requirements by allocating your investments as outlined below. You may also use a DCA Fixed Account to comply with investment requirements by setting up your DCA target allocations in accordance with the investment requirements outlined below.


MARKETLOCK INCOME PLUS (CONTRACTS ISSUED BETWEEN 5/1/08 AND 4/30/09) AND MARKETLOCK FOR LIFE PLUS +7% OPTION


     1. Invest 100% in the Cash Management Variable Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3, or 50%-50% Combination Model 1, 2 or 3; or


     3. Invest 100% in one or a combination of the following balanced Variable
        Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced, Balanced (JPM), Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Funds, Managed Allocation Balanced, Managed Allocation Moderate, Managed Allocation Moderate Growth and MFS Total Return



MARKETLOCK INCOME PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09), MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09) AND MARKETLOCK FOR LIFE PLUS +6% OPTION (CONTRACTS ISSUED PRIOR TO 5/1/09)


     1. Invest 100% in the Cash Management Variable Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3, or 50%-50% Combination Model 1, 2 or 3; or

     3. Invest 100% in one or a combination of the following balanced Variable
        Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced, Balanced (JPM), Franklin Income Securities Fund, Managed Allocation Balanced, Managed Allocation

        Moderate, Managed Allocation Moderate Growth and MFS Total Return; or

     4. Invest in accordance with the requirements outlined in the table below:


----------------------------------------------------------------------------------------------------
        INVESTMENT            INVESTMENT                       VARIABLE PORTFOLIOS
          GROUP              REQUIREMENT                      AND/OR FIXED ACCOUNTS
------------------------------------------- --------------------------------------------------------
 A. Bond, Cash and Fixed   Minimum 20%*      BB&T Total Return Bond VIF(1)
    Accounts               Maximum 100%      Cash Management
                                             Corporate Bond
                           *(30%, for        Global Bond
                           MarketLock        Government and Quality Bond
                           Income Plus and   Real Return
                           MarketLock For    Total Return Bond
                           Life Plus
                           issued on or      DCA FIXED ACCOUNTS
                           after 5/1/09)     6-Month DCA
                                             1-Year DCA
                                             2-Year DCA (if available)

                                             FIXED ACCOUNTS
                                             1-Year Fixed (if available)
------------------------------------------- --------------------------------------------------------
 B. Equity Maximum         Minimum 0%        Aggressive Growth
                           Maximum 80%**     Alliance Growth
                                             American Fund Asset Allocation SAST
                           **(70%, for       American Funds Global Growth SAST
                           MarketLock        American Funds Growth SAST
                           Income Plus and   American Funds Growth-Income SAST
                           MarketLock For    Asset Allocation
                           Life Plus         Balanced(2)
                           issued on or      Balanced
                           after 5/1/09)     BB&T Select Equity VIF(1)
                                             BB&T Capital Manager Equity VIF(1)
                                             BB&T Special Opportunities Equity VIF(1)
                                             Blue Chip Growth
                                             Capital Appreciation
                                             Columbia High Yield Fund, VS
                                             Columbia Marsico Focused Equities, VS
                                             Conservative Balanced(2)
                                             Conservative Growth(2)
                                             Davis Venture Value
                                             "Dogs" of Wall Street
                                             Equity Income(2)
                                             Equity Opportunities
                                             Flexible Income(2)
                                             Foreign Value
                                             Franklin Income Securities Funds
                                             Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                             Fundamental Growth
                                             Global Equities
                                             Growth
                                             Growth-Income
                                             High Yield Bond
                                             International Diversified Equities
                                             International Growth and Income
                                             Invesco Van Kampen V.I. Capital Growth
                                              Fund, Series II Shares*
                                             Invesco Van Kampen V.I. Comstock
                                              Fund, Series II Shares**
                                             Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares***
                                             Lord Abbett Growth and Income
                                             Managed Allocation Balanced
                                             Managed Allocation Growth
                                             Managed Allocation Moderate
                                             Managed Allocation Moderate Growth
                                             Marsico Focused Growth
                                             MFS Massachusetts Investor Trust
                                             MFS Total Return
                                             Small & Mid Cap Value
                                             Strategic Growth(2)
                                             Telecom Utility
------------------------------------------- --------------------------------------------------------





----------------------------------------------------------------------------------------------------
        INVESTMENT            INVESTMENT                       VARIABLE PORTFOLIOS
          GROUP              REQUIREMENT                      AND/OR FIXED ACCOUNTS
------------------------------------------- --------------------------------------------------------
 C. Limited Equity         Minimum 0%        Capital Growth
                           Maximum 20%***    Emerging Markets
                                             Growth Opportunities
                           ***(10%, for      Mid-Cap Growth
                           MarketLock        Natural Resources
                           Income Plus and   Real Estate
                           MarketLock For    Small Company Value
                           Life Plus         Technology
                           issued on or
                           after 5/1/09)
------------------------------------------- --------------------------------------------------------




(1) Only available if you purchased your contract through BB&T Investment Services, Inc.





(2) Only available if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.).



(*)    (formerly Van Kampen LIT Capital Growth, Class II Shares)



(**)   (formerly Van Kampen LIT Comstock, Class II Shares)



(***)  (formerly Van Kampen LIT Growth and Income, Class II Shares)


If we offer additional allocations that comply with investment requirements in the future we will give you the opportunity to allocate your investments accordingly.


Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your subsequent Purchase Payment(s) to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:



     - any transfer or reallocation you initiate; or



     - any withdrawal you initiate.



Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-Year Fixed Account, if available, resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.


We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations promptly.


How are the components for MarketLock Income Plus and MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values, as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.


SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit during the Income Credit Period. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later if you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009 (10 years later if you elected MarketLock For Life Plus prior to May 1, 2009). Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" below.


THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.


FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE IN INCREASED?" and "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS?" below.



FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" below.


SIXTH, we determine the INCOME CREDIT which varies by feature as outlined in the table below and is an amount equal to a percentage ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you elected MarketLock Income Plus and you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero. If you elected MarketLock For Life Plus, the Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year.


------------------------------------------------------------------------
       FEATURE                     INCOME CREDIT PERCENTAGE
------------------------------------------------------------------------
  MarketLock Income      6% (reduced for withdrawals up to the Maximum
         Plus                      Annual Withdrawal Amount)
   (contracts issued
      on or after
        5/1/09)
------------------------------------------------------------------------
  MarketLock Income      7% (reduced for withdrawals up to the Maximum
         Plus                      Annual Withdrawal Amount)
   (contracts issued
  between 5/1/08 and
       4/30/09)
------------------------------------------------------------------------
    MarketLock For          6% (0% in years withdrawals are taken)
       Life Plus
   (contracts issued
      on or after
        5/1/09)
------------------------------------------------------------------------
    MarketLock For          7% (0% in years withdrawals are taken)
     Life Plus +7%
        Option
------------------------------------------------------------------------
    MarketLock For          6% (0% in years withdrawals are taken)
    Life +6% Option
------------------------------------------------------------------------






SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.



FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the current Income Base plus the Income Credit.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.


INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.



The Income Credit Base is increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.


The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time an Excess Withdrawal is taken. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.


If you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of (a) and (b), where:



     (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and



     (b) is the Minimum Income Base.



If you have elected MarketLock Income Plus or MarketLock For Life Plus +7% Option prior to May 1, 2009, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:


     (a) is the current Income Base, or if extension was elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the current Income Base plus the Income Credit, if applicable; and

     (c) is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and for MarketLock Income Plus only, if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

     (a) is the Income Base calculated based on the maximum Anniversary Value;
         and

     (b) is the current Income Credit Base; and

     (c) is the Minimum Income Base.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE
In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE
Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see "What are the effects of withdrawals on MarketLock Income Plus and MarketLock For Life Plus?" below. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.

What are the effects of withdrawals on MarketLock Income Plus and MarketLock For Life Plus?


The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year anniversary (10th Benefit Year anniversary if you elected MarketLock Income Plus or MarketLock For Life Plus +7% option prior to May 1, 2009), your Income Base, and if applicable, the Income Credit Base, is not eligible to be increased to the Minimum Income Base.



You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base, if applicable. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.



You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you have elected MarketLock For Life Plus and you plan to take withdrawals in any year during the Income Credit Period, an Income Credit will not be added to your Income Base on that contract anniversary.


The impact of withdrawals and the effect on certain components of MarketLock Income Plus and MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.


     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.


     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.

What are the fees for MarketLock Income Plus and MarketLock For Life Plus?


The fee for each feature depends on whether you elect to cover one life or two lives and when you purchased your contract, as follows:



----------------------------------------------------------------------------------------------
                                                          NUMBER OF
                                                           COVERED             ANNUALIZED
                      FEATURE                              PERSONS                 FEE
----------------------------------------------------------------------------------------------
 MarketLock Income Plus (contracts issued on or              One                  1.10%
  after 5/1/09)                                              Two                  1.35%
----------------------------------------------------------------------------------------------
 MarketLock Income Plus (contracts issued between            One                  0.95%
  5/1/08 and 4/30/09)                                        Two                  1.20%
----------------------------------------------------------------------------------------------
 MarketLock For Life Plus (contracts issued on or            One                  0.95%
  after 5/1/09)                                              Two                  1.25%
----------------------------------------------------------------------------------------------
 MarketLock For Life Plus 7%                                 One                  0.75%
  Option                                                     Two                  1.00%
----------------------------------------------------------------------------------------------
 MarketLock For Life Plus 6%                                 One                  0.65%
  Option                                                     Two                  0.90%
----------------------------------------------------------------------------------------------



The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect a feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under the feature.


For contracts issued in New York, Oregon, Texas and Washington, the entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios.


An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.


If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.


Can I extend the Income Base Evaluation Period and Income Credit Period?

MARKETLOCK INCOME PLUS

Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods (one additional 5 year period if you elected MarketLock Income Plus on or after May 1, 2009), as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").



After election of the First Extension and Second Extension, if applicable, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").



If your contract was issued on or after May 1, 2009 and you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91(st) birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").



Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each Evaluation Period, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.


The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above will not increase by more than 0.25% at the time of First Extension.


If you do not elect the First Extension and the Second Extension, if applicable, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary (10th Benefit Year anniversary if elected on or after May 1, 2009), your

Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

MARKETLOCK FOR LIFE PLUS

Depending on when your contract was issued, you may be able to extend the initial Income Base Evaluation Period and the initial Income Credit Period.



IF YOUR CONTRACT WAS ISSUED BETWEEN MAY 1, 2008 AND APRIL 30, 2009, there is an option to extend only the Income Base Evaluation Period as long as the feature is in effect and the age of the Covered Person or younger of two Covered Persons is age 85 or younger at the time of extension. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. However, you may not elect to extend the Income Credit period beyond the initial 10 years.



Prior to the end of the initial Income Base Evaluation Period and prior to the end of each evaluation period you elect to extend, we will notify you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.


The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature.


If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.



IF YOUR CONTRACT WAS ISSUED ON OR AFTER MAY 1, 2009, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period after the end of the initial Income Base Evaluation Period and initial Income Credit Period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").



After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").



If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").



Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.



The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.



If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.



What happens if the contract value is reduced to zero while my Living Benefit is still in effect?



All withdrawals from the contract, including withdrawals under these features, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of the Living Benefit over the lifetime of the Covered Person(s); however, the Income Base is no longer eligible to be increased.


However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under the feature and your contract along with the feature will terminate. An Income Credit is no longer available and the Living Benefit is terminated.


If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the feature may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:


     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or


     2. Any payment option mutually agreeable between you and us.


If you do not select a payment option above, the remaining Living Benefit will be paid as the current Maximum Annual Withdrawal Amount based on the Maximum Annual Withdrawal Percentage applicable to the Living Benefit divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).


Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

What happens to MarketLock Income Plus and MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates the feature and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the feature and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the feature and the contract; or

     2. Continue the contract with the feature and its corresponding fee.

The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.


If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period.



If you have elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 12 Benefit Years following the Effective Date. Please see "IS THERE AN ADDITIONAL GUARANTEE IF I DELAY TAKING WITHDRAWALS?"



If you have elected MarketLock Income Plus or MarketLock For Life Plus +7% option prior to May 1, 2009, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit Years following the Effective Date. Please see "IS THERE AN ADDITIONAL GUARANTEE IF I DELAY TAKING WITHDRAWALS?"



For all Living Benefits, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, upon the expiration of the applicable period. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" above.


Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock Income Plus or MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the feature.

What happens to MarketLock Income Plus and MarketLock For Life Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or


     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can I elect to cancel the MarketLock Income Plus or MarketLock For Life Plus feature?


You may cancel your Living Benefit on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the feature, you will no longer be charged a fee after the cancellation is effective and the guarantees under the benefit are terminated. In addition, the investment requirements will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and you may not re-elect or reinstate the feature after cancellation.


Are there circumstances under which MarketLock Income Plus and MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or full surrender of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the feature. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the feature. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock Income Plus and MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who is the Covered Person, is no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the feature based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL THE MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS FEATURE?"

MARKETLOCK AND MARKETLOCK FOR TWO



MarketLock and MarketLock For Two are optional guaranteed minimum withdrawal benefits that guarantee an income stream based on Purchase Payments made during the first two contract years and only guarantee lifetime withdrawals in the manner described below. These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans.

WITHDRAWALS UNDER THE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME, DEDUCTING APPLICABLE WITHDRAWAL CHARGES, AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

MARKETLOCK SUMMARY TABLE:

-----------------------------------------------------------------------
                          MAXIMUM                           MAXIMUM
                           ANNUAL                            ANNUAL
                         WITHDRAWAL    INITIAL MINIMUM     WITHDRAWAL
                        PERCENTAGE*       WITHDRAWAL     PERCENTAGE IF
    TIME OF FIRST       PRIOR TO ANY   PERIOD PRIOR TO    EXTENSION IS
     WITHDRAWAL          EXTENSION      ANY EXTENSION       ELECTED
-----------------------------------------------------------------------
 Before 5th Benefit          5%            20 years            5%
  Year anniversary
-----------------------------------------------------------------------
 On or after 5th             7%          14.28 years           7%
  Benefit Year
  anniversary
-----------------------------------------------------------------------
 On or after 10th           10%            10 years            7%
  Benefit Year
  anniversary
-----------------------------------------------------------------------
 On or after 20th           10%            10 years           10%
  Benefit Year
  anniversary
-----------------------------------------------------------------------
 On or after the             5%          Life of the           5%
  older contract                        older contract
  owner's 65th                              owner
  birthday**
-----------------------------------------------------------------------



* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal. If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts greater than this contract alone will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. See "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" below.


** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

MARKETLOCK FOR TWO SUMMARY TABLE:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
             AGE OF THE YOUNGER SPOUSE                   WITHDRAWAL
            AT TIME OF FIRST WITHDRAWAL                  PERCENTAGE*
------------------------------------------------------------------------
    At least age 55 but prior to 63rd birthday               4%
------------------------------------------------------------------------
    At least age 63 but prior to 76th birthday               5%
------------------------------------------------------------------------
             On or after 76th birthday                       6%
------------------------------------------------------------------------



* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract is greater than the Maximum Annual Withdrawal Amount (defined below), that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts other than this contract will not be considered RMD from this contract. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK AND MARKETLOCK FOR TWO?" BELOW.


How are the components for MarketLock and MarketLock For Two calculated?


FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal Continuation Contributions, if applicable; however, spousal Continuation Contributions are included in the calculation of Anniversary Values, as defined below. Eligible Purchase Payments are limited to $1.5 million without prior Company approval.


SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals (Excess Withdrawals for MarketLock For Two) of contract value are taken. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals (Excess Withdrawals for MarketLock For Two), the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.


FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year under the features and is an amount calculated by multiplying the current MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The applicable Maximum Annual Withdrawal Percentage differs by feature as follows:


     MarketLock: The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals.

     MarketLock For Two: The applicable Maximum Annual Withdrawal Percentage is determined based on the younger spouse's age when you take your first withdrawal.

If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payment by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, for MarketLock only, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.

Can I extend the MAV Evaluation Period beyond 10 years?

Yes, the MAV Evaluation Period may be extended as long as the Benefit is still in effect and the older owner (younger spouse for MarketLock For Two) is age 85 or younger at the time extension is elected. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the Components of MarketLock and MarketLock For Two calculated?" above. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee (and Maximum Annual Withdrawal Percentage for MarketLock), will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals, (Excess Withdrawals for MarketLock For Two). You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What are the fees for MarketLock and MarketLock For Two?

MARKETLOCK
The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.


For contracts issued in New York and Washington, the entire fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios.


An increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible

Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.

If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current Anniversary Value is greater than both the current and any previous Anniversary Values, the calculation and deduction of the fee will resume.

MARKETLOCK FOR TWO
The annualized fee for MarketLock For Two for all years in which the feature is in effect, is calculated as 0.40% of the MAV Benefit Base prior to any withdrawal being taken and 0.80% of the MAV Benefit Base after the first withdrawal is taken. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

An increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. The 0.80% fee applicable after the first withdrawal is assessed at the end of the quarter in which the withdrawal is taken. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current Anniversary Value is greater than both the current and any previous Anniversary Values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

For contracts issued in New York and Washington, the fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios.

What are the effects of withdrawals on MarketLock and MarketLock For Two?

MARKETLOCK
The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.


If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. Lifetime withdrawals do not change unless the MAV Benefit Base increases due to additional Eligible Purchase Payments or a MAV Benefit Base step-up anniversary. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" above, based on when you took your first withdrawal and adjusted for withdrawals already taken.



Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal, as described below. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount. The impact of withdrawals and the effect on each component of MarketLock are further explained below:


     MAV BENEFIT BASE:  Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

     If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

     (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

     (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

     MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the table below.

------------------------------------------------------------------------
THE AMOUNT WITHDRAWN
  IN A BENEFIT YEAR           EFFECT ON MINIMUM WITHDRAWAL PERIOD
------------------------------------------------------------------------
  Amounts up to the     New Minimum Withdrawal Period = the MAV Benefit
   Maximum Annual      Base (which includes a deduction for any previous
  Withdrawal Amount   withdrawal), divided by the current Maximum Annual
                                       Withdrawal Amount
------------------------------------------------------------------------
Amounts in excess of      New Minimum Withdrawal Period = the Minimum
  the Maximum Annual      Withdrawal Period as of the prior contract
   Withdrawal Amount              anniversary minus one year
------------------------------------------------------------------------


MARKETLOCK FOR TWO
Any withdrawals in a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount, do not reduce the MAV Benefit Base. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Excess Withdrawals also result in a reduction to your Maximum Annual Withdrawal Amount because it is recalculated after each Excess Withdrawal by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. In addition, if in any year an Excess Withdrawal reduces the contract value to zero, MarketLock For Two is terminated and you will not continue to receive withdrawals over your and your spouse's lifetime. The impact of withdrawals and the effect on each component of MarketLock For Two are further explained below:

     MAV BENEFIT BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is not reduced for those withdrawals. Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

     For each Excess Withdrawal taken, the MAV Benefit Base is reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the MAV Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock For Two Calculated?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. This newly recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

What happens if my contract value is reduced to zero?

MARKETLOCK
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:


     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving lifetime withdrawals, the date of death of the older contract owner; or


     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

MARKETLOCK FOR TWO

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable over your lifetime and the lifetime of your spouse. However, if your contract value is reduced to zero due to an Excess Withdrawal, no Benefit remains.


The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuity payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

Except as described above, when the contract value equals zero, to receive any remaining benefit, you may select one of the following income options:


     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse; or


     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis until the date of death of the surviving spouse.

What happens to MarketLock and MarketLock For Two upon a spousal continuation?

MARKETLOCK
A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life.


If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in the calculation of the Anniversary Value. Additionally, the Continuing Spouse may extend the MAV Evaluation Period an additional period of 10 years provided that
(1) the original owner did not previously extend the MAV Evaluation Period and
(2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. Spousal continuation contributions are not considered to be Eligible Purchase Payments. However, spousal continuation contributions are included in the Anniversary Values for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.


MARKETLOCK FOR TWO
The components of the feature will not change as a result of a spousal continuation. A Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock For Two Summary Table above based on the age of the younger spouse when the first withdrawal was taken and based on the MAV Benefit Base at the time of spousal continuation. Alternatively, if contract value is greater than zero, a Continuing Spouse may make a death claim under the death provisions of the contract and terminate the contract and the MarketLock For Two feature.

If spousal continuation occurs during the MAV Evaluation Period, the Continuing Spouse will continue to receive any upward adjustments due to market gains to the MAV Benefit Base during the period and any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the Continuing Spouse will be eligible to extend the MAV Evaluation Period upon the expiration of the initial period. See "Can I extend the MAV Evaluation Period beyond 10 years?" above.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Two upon the death of the second spouse?

No. Upon the death of both spouses, if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death provisions of the contract, which terminates MarketLock For Two.

What happens to MarketLock and MarketLock For Two upon the Latest Annuity Date?

Upon election of any of the options described below, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

MARKETLOCK
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or


     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi- annual or annual frequency as selected by you, until your death; or


     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any payment option mutually agreeable between you and us.

MARKETLOCK FOR TWO
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or


     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse, if eligible for lifetime withdrawals, even if the MAV Benefit Base is zero; or


     3. Any payment option mutually agreeable between you and us.

Can MarketLock and MarketLock For Two be cancelled?

MarketLock and MarketLock For Two may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once the feature is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect the feature after cancellation.

Are there circumstances under which MarketLock and MarketLock For Two will automatically terminate?

MARKETLOCK
MarketLock automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

MARKETLOCK FOR TWO
MarketLock For Two automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender of the contract; or

     3. A death benefit is paid and the contract is not continued by the spouse; or

     4. Excess Withdrawals that reduce the contract value to zero which then reduces the MAV Benefit Base to zero; or

     5. Death of surviving original spouse; or

     6. A change in ownership that involves the original owner(s) except as noted below and under "Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse are terminated?"*

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Two. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Two. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse are terminated?

Under any of the following circumstances, MarketLock For Two will provide a guarantee for your lifetime and not the lifetime of your spouse:

     1. One of the two original owners is removed from the contract; or

     2. The original spousal beneficiary is removed or replaced; or

     3. The original spousal joint owner or spousal beneficiary is removed or replaced upon divorce; or

     4. The original spousal joint owners or spousal beneficiary are no longer married at the time of death of the first spouse.


Under these circumstances, the original remaining owner continues to pay the fee for MarketLock For Two and receives the Benefit for his/her lifetime only, or may choose to terminate the feature as described under "Can MarketLock and MarketLock For Two be cancelled?"


POLARIS INCOME REWARDS



Polaris Income Rewards is an optional guaranteed withdrawal benefit that guarantees an income stream based on all Purchase Payments made into your contract during the first 90 days after contract issue, with an opportunity for a Step-Up Amount, adjusted for withdrawals during that period (the "Benefit"). Polaris Income Rewards does not guarantee investment gains nor does it guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day following the contract issue date. This feature does not guarantee lifetime income payments.

In order to determine the Benefit, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you chose. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.

POLARIS INCOME REWARDS SUMMARY:

---------------------------------------------------------------------------------------------------------
                                                                                              MINIMUM
                                                                                             WITHDRAWAL
                                                                                            PERIOD* (IF
                                                                                              MAXIMUM
                                                                             MAXIMUM           ANNUAL
                                           BENEFIT                            ANNUAL         WITHDRAWAL
                          MAXIMUM        AVAILABILITY       STEP-UP         WITHDRAWAL      AMOUNT TAKEN
       OPTION           ELECTION AGE         DATE            AMOUNT       PERCENTAGE***      EACH YEAR)
---------------------------------------------------------------------------------------------------------
          1              Age 80 or         3 years          10%* of           10% of          11 years
                       younger on the     following        Withdrawal       Withdrawal
                       contract issue   contract issue    Benefit Base     Benefit Base
                            date             date
---------------------------------------------------------------------------------------------------------
          2              Age 80 or         5 years          20%* of           10% of          12 years
                       younger on the     following        Withdrawal       Withdrawal
                       contract issue   contract issue    Benefit Base     Benefit Base
                            date             date
---------------------------------------------------------------------------------------------------------
          3              Age 70 or         10 years         50%** of          10% of          15 years
                       younger on the     following        Withdrawal       Withdrawal
                       contract issue   contract issue    Benefit Base     Benefit Base
                            date             date
---------------------------------------------------------------------------------------------------------


* If you elect Option 1 or 2 and take a withdrawal prior to the Benefit Availability Date, you will not receive a Step-Up Amount. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount.

*** For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period.

How are the components for Polaris Income Rewards calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contributions, if applicable.

Second, we determine the WITHDRAWAL BENEFIT BASE. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

Third, we determine the STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

Fourth, we determine the STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Polaris Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

Finally, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the Polaris Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.

What is the fee for Polaris Income Rewards?


The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be calculated and deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.



For contracts issued in New York and Washington, the entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios.


The fee is as follows:

------------------------------------------------------------------------
                   CONTRACT YEAR                       ANNUALIZED FEE
------------------------------------------------------------------------
                     0-7 years                              0.65%
------------------------------------------------------------------------
                    8-10 years                              0.45%
------------------------------------------------------------------------
                        11+                                 None
------------------------------------------------------------------------


What are the effects of withdrawals on Polaris Income Rewards?

Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Polaris Income Rewards are further explained through the calculations below:

     WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3. Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or

     (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of (a) or (b), where:

          (a) is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

          (b) is the Withdrawal Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

     STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the

     Withdrawal Benefit Base, adjusted for such withdrawals. If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

     (a) is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

     (b) is the Stepped-Up Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

     MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

     During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.

What happens if my contract value is reduced to zero with Polaris Income
Rewards?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature until the Stepped-Up Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

What happens to Polaris Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, continuation contributions are not considered to be Eligible Purchase Payments.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Polaris Income Rewards upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Polaris Income Rewards. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change.

Can Polaris Income Rewards be cancelled?

Once you elect Polaris Income Rewards, you may not cancel the feature. However, there is no charge for Polaris Income Rewards after the 10th contract anniversary.

Additionally, the feature automatically terminates upon the occurrence of one of the following:

     1. The Stepped-Up Benefit Base is equal to zero; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid; or

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

What happens to Polaris Income Rewards upon the Latest Annuity Date?

If your contract value and Stepped-Up Benefit Base are greater than zero, and you begin the Income Phase upon or before the Latest Annuity Date, you will not receive the benefit of any remaining guaranteed withdrawals under the feature. Your annuity income payments will be calculated using your contract value and the selected income option.

WITHDRAWALS UNDER THIS FEATURE ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT.

If you elect Polaris Income Rewards and need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code from your contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your withdrawals must be automated and will not be recalculated on an annual basis.

CAPITAL PROTECTOR



Capital Protector is an optional guaranteed minimum accumulation benefit. The feature provides a one-time adjustment ("Benefit") to your contract in the event that your contract value on the 10th contract anniversary ("Benefit Date") is less than the Purchase Payments made in the contract's first 90 days.

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the Benefit Date. The feature terminates automatically following the Benefit Date. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the Benefit Date.

The Benefit is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the contract issue date in the contract's first 90 days, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.


Spousal continuation contributions, if applicable, are not considered Purchase Payments and are not used in the calculation of the Benefit Base.



The annualized fee is calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date. The entire fee will be calculated and deducted from your contract value each quarter throughout the first 10 full contract years, beginning at the end of the first contract quarter following the contract issue date and up to the Benefit Date. Once the feature is terminated, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.



For contracts issued in New York and Washington, the entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios each quarter through the first 10 full contract years.


The fee is as follows:

------------------------------------------------------------------------
              CONTRACT YEAR                       ANNUALIZED FEE
------------------------------------------------------------------------
                   0-5                                 0.65%
------------------------------------------------------------------------
                  6-10                                 0.45%
------------------------------------------------------------------------
                   11+                                 none
------------------------------------------------------------------------


For contracts issued in Oregon and Washington, the fee is as follows:

------------------------------------------------------------------------
              CONTRACT YEAR                       ANNUALIZED FEE
------------------------------------------------------------------------
                   0-7                                 0.65%
------------------------------------------------------------------------
                  8-10                                 0.30%
------------------------------------------------------------------------
                   11+                                 none
------------------------------------------------------------------------


If your spouse chooses to continue this contract upon your death, this feature cannot be terminated and the fee will continue to be charged. The Benefit Date will not change as a result of a spousal continuation.

Capital Protector only guarantees Purchase Payments made in the first 90 days after issue. If you plan to add subsequent Purchase Payments after the first 90 days, you should know that Capital Protector will not protect those Purchase Payments.

Since Capital Protector may not guarantee a return of all Purchase Payments, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if you are approaching the Benefit Date and your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the first 10 full contract years.

We will allocate the Benefit, if any, on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Other contract benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

APPENDIX I -- DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
                      CONTRACTS ISSUED PRIOR TO MAY 1, 2010

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


If you elected the optional Combination HV & Roll-Up death benefit or the optional Maximum Anniversary Value death benefit after May 1, 2009, please see OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT or OPTIONAL MAXIMUM ANNIVERSARY DEATH VALUE BENEFIT in the prospectus for details. If original owner of the contract elected the optional Combination HV & Roll-Up death benefit or the optional Maximum Anniversary Value death benefit after May 1, 2009, please see OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT or OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT in APPENDIX E -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION in the prospectus for details.



If you elected the optional EstatePlus death benefit prior to May 1, 2009, please see OPTIONAL ESTATEPLUS BENEFIT in the prospectus for details. If original owner of the contract elected the optional EstatePlus death benefit prior to May 1, 2009, please see OPTIONAL ESTATEPLUS DEATH BENEFIT in APPENDIX E -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION in the prospectus for details.



For contracts issued in Washington prior to May 1, 2010, the standard death benefit is only available to contract owners or Continuing Spouses who are age 82 and younger.



DEATH BENEFIT DEFINED TERMS


Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.



THE FOLLOWING IS THE DESCRIPTION OF THE STANDARD DEATH BENEFIT FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.



STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:


If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:


     1. Contract value; or


     2. Net Purchase Payments



If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:


     1. Contract value; or


     2. The lesser of:


          a.  Net Purchase Payments; or


          b.  125% of Contract value.



STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:


If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:


     1. Contract value; or


     2. Purchase Payments reduced by any Withdrawal Adjustment.



If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:


     1. Contract value; or


     2. The lesser of:


          a.  Net Purchase Payments; or


          b.  125% of Contract value.



THE FOLLOWING IS A DESCRIPTION OF THE STANDARD DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.



STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITHOUT ELECTION OF A LIVING BENEFIT:


If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:


     1. Contract value; or


     2. Continuation Net Purchase Payments



If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:


     1. Contract value; or


     2. The lesser of:


          a  Continuation Net Purchase Payments; or


          b.  125% of Contract value.



If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.



STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITH ELECTION OF A LIVING BENEFIT:


If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:


     1. Contract value; or


     2. Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date.



If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:


     1. Contract value; or


     2. The lesser of:


          a.  Continuation Net Purchase Payments; or


          b.  125% of Contract value.



If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009.



STANDARD DEATH BENEFIT


If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:


     1. Contract value; or


     2. Net Purchase Payments.



If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:


     1. Contract value; or


     2. The lesser of:


          a.  Net Purchase Payments; or


          b.  125% of Contract value.





OPTIONAL ENHANCED DEATH BENEFITS


If you elected the Purchase Payment Accumulation or the Maximum Anniversary Value death benefit option, the fee is 0.25% of the average daily net asset value allocated to the Variable Portfolios.



PURCHASE PAYMENT ACCUMULATION OPTION


The death benefit is the greatest of:


     1. Contract value; or


     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or


     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.



Purchase Payment Accumulation was not available in New York and Washington.



MAXIMUM ANNIVERSARY VALUE OPTION


The death benefit is the greatest of:


     1. Contract value; or


     2. Net Purchase Payments; or


     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.



If you purchased your contract prior to May 1, 2007, under the Maximum Anniversary Value option, if you die on or after your 90th birthday, the death benefit is equal to your contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of death.



THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009.



STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:


     1. Contract value; or


     2. Continuation Net Purchase Payments.



If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:


     1. Contract value; or


     2. The lesser of:


          a.  Continuation Net Purchase Payments; or


          b.  125% of the contract value.



If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.



PURCHASE PAYMENT ACCUMULATION OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH


If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:


     1. Contract value; or


     2. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the Continuing Spouse's 75th birthday; or


     3. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary.



If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:


     1. Contract value; or


     2. Continuation Net Purchase Payments; or


     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.



If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.



If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the fee for the Purchase Payment Accumulation will no longer be deducted as of the Continuation Date.



Purchase Payment Accumulation was not available in New York and Washington.



MAXIMUM ANNIVERSARY VALUE OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH


If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:


     1. Contract value; or


     2. Continuation Net Purchase Payments; or


     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.



If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the fee for the Maximum Anniversary Value option will no longer be deducted as of the Continuation Date.



If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the fee for the Maximum Anniversary Value option will no longer be deducted as of the Continuation Date.



If the contract was issued prior to May 1, 2007, and the Continuing Spouse is age 86 and older on the Continuation Date or age 90 and older at death, the death benefit is equal to the contract value.

  Please forward a copy (without charge) of the Polaris Choice(III) Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ---------------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to:  Issuing Company ------------------------------------------
  Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


                   FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH


                            VARIABLE SEPARATE ACCOUNT

                      POLARIS CHOICE III VARIABLE ANNUITY





This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2010, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:




                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


                                  May 1, 2010

                                TABLE OF CONTENTS


                                                                   PAGE
                                                                   ----
Separate Account and the Company.................................    3

General Account..................................................    4

Support Agreement Between the Company and American International
   Group.........................................................    4

Master-Feeder Structure..........................................    5

Information Regarding the Use of the Volatility Index ("VIX")....    6

Performance Data ................................................    7

Annuity Income Payments .........................................   10

Annuity Unit Values .............................................   11

Taxes............................................................   14

Broker-Dealer Firms Receiving Revenue Sharing Payments ..........   24

Distribution of Contracts........................................   25

Financial Statements.............................................   25

                        SEPARATE ACCOUNT AND THE COMPANY
                        --------------------------------


     Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company ("Company"). These were name changes only and did not affect the substance of any contract.



     The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.


     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable Annuity Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable Annuity Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Annuity Income Payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Annuity Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Annuity Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Annuity Income Payments).

                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the DCA accounts available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

     SUPPORT AGREEMENT BETWEEN THE COMPANY AND AMERICAN INTERNATIONAL GROUP
     ----------------------------------------------------------------------

     The Company has a support agreement in effect between the Company and American International Group (the "Support Agreement"), pursuant to which American International Group has agreed that American International Group will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, American International Group will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by American International Group to any person of any obligations of the Company. American International Group may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against American International Group and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against American International Group on behalf of the Company.

                            MASTER-FEEDER STRUCTURE
                            -----------------------

The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").

Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management Corp. ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the Underlying Fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

   o Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

   o Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.


          INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")

This variable annuity is not sponsored, endorsed, sold or promoted by Standard
& Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.

                                PERFORMANCE DATA
                                ----------------


From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

CASH MANAGEMENT PORTFOLIO

     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

          Base Period Return = (EV-SV-CMF)/(SV)

          where:

          SV     =   value of one Accumulation Unit at the start of a 7 day
                     period

          EV     =   value of one Accumulation Unit at the end of the 7 day
                     period

          CMF    =   an allocated portion of the $35 annual contract maintenance fee, prorated for 7 days

     The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)      - 1]

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in value of your investment.


OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

     The total returns since each Variable Portfolio's inception date, for a 1-year period and, if applicable, for a 5-year period, are shown on the following pages, both with and without an assumed complete redemption at the end of the stated period.




These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.


POLARIS PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The Separate Account also computes "total return" data for each of the Polaris Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Polaris Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each evaluation date. The model inception date is the date when the model was first offered for investment.

                            ANNUITY INCOME PAYMENTS
                            -----------------------

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

     The initial Annuity Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Annuity Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Annuity Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Annuity Income Payment. The number of Annuity Units determined for the first variable Annuity Income Payment remains constant for the second and subsequent monthly variable Annuity Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

     For fixed Annuity Income Payments, the amount of the second and each subsequent monthly Annuity Income Payment is the same as that determined above for the first monthly payment.

     For variable Annuity Income Payments, the amount of the second and each subsequent monthly Annuity Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Annuity Income Payment is due.

                               ANNUITY UNIT VALUES
                               -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Annuity Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Annuity Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Annuity Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Annuity Income Payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Annuity Income Payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Annuity Income Payment date is $13.327695.

     P's first variable Annuity Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Annuity Income Payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

              First Payment = $4.92 x ($116,412.31/$1,000) = $572.75

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Annuity Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

     P's second variable Annuity Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

              Second Payment = 43.203812 x $13.327695 = $575.81

     The third and subsequent variable Annuity Income Payments are computed in a manner similar to the second variable Annuity Income Payment.

     Note that the amount of the first variable Annuity Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Annuity Income Payments.

                                      TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.


If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified contract.


For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the

Contracts should seek competent financial advice about the tax consequences of any distributions.


On March 30, 2010, the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     -   after attainment of age 59 1/2;

     -   when paid to your beneficiary after you die;

     -   after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     -   dividends paid with respect to stock of a corporation described in IRC
         Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     -   distributions from IRAs for higher education expenses;

     -   distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.


The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal income tax-free. The Heroes Earnings Assistance and Relief Tax Act of 2008 expanded the reservist provision to include all individuals called up to active duty since September 11, 2001.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a Qualified contract may be rolled directly over to a Roth IRA.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS


Under Section 72(u) of the Code, the investment earnings on premiums for the contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.


MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS


Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the (other than a plan funded with IRAs) assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)


TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS


The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules could have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a contract or custodial account in a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.


In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES


Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it would consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. The IRS made this earlier guidance permanent in Revenue Procedure 2008-24, superseding Notice 2003-51, although it shortened the presumption period from 24 months to 12 months. Revenue Procedure 2008-24 provides that a transfer will be treated as a tax-free exchange under Code section 1035 if either (a) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in exchange (the date of transfer); or (b) the taxpayer demonstrates that one of the conditions described in Code section 72(q) or any similar life event (such as divorce or loss of employment) occurred between the date of the transfer and the date of the withdrawal or surrender. We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied. Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.


QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.


One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2010 is the lesser of 100% of includible compensation or $16,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,500 in 2010 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2010 may not exceed the lesser of $49,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or
Roth) contribution for 2010 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2010. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $89,000, your contribution may be fully deductible; if your income is between $89,000 and $109,000, your contribution may be partially deductible and if your income is $109,000 or more, your contribution may not be deductible. If you are single and your income is less than $56,000, your contribution may be fully deductible; if your income is between $56,000 and $66,000, your contribution may be partially deductible and if your income is $66,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is and if your modified AGI is between $167,000 and $177,000, your contribution may be partially deductible.



(d) Roth IRAs


Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2010 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2010. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $167,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $105,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA.


Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the

Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2009, from SunAmerica Annuity and Life Assurance Company and First SunAmerica Life Insurance Company, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

AmTrust Investment Services, Inc.
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Financial Network Investment Corporation
FSC Securities Corp.
ING Financial Partners, Inc.
LPL Financial Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
Summit Brokerage Services, Inc.
UBS Financial Services Inc.
WAMU Investments, Inc.


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------

     The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and SunAmerica Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS
                              --------------------


The following financial statements of Variable Separate Account are included in this Statement of Additional Information:


        - Report of Independent Registered Public Accounting Firm

        - Statement of Assets and Liabilities as of December 31, 2009

        - Schedule of Portfolio Investments as of December 31, 2009

        - Statement of Operations for the year ended December 31, 2009, except as indicated

        - Statement of Changes in Net Assets for the years ended December 31, 2009 and 2008, except as indicated

        - Notes to Financial Statements


The following consolidated financial statements of SunAmerica Annuity and Life Assurance Company are included in this Statement of Additional Information:


        - Report of Independent Registered Public Accounting Firm

        - Consolidated Balance Sheet as of December 31, 2009 and 2008

        - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2009, 2008 and 2007

        - Consolidated Statement of Cash Flows for the years ended December 31, 2009, 2008 and 2007

        - Notes to Consolidated Financial Statements

The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The audited financial statements referred to above are included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                            VARIABLE SEPARATE ACCOUNT

                                       OF

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 2009 AND 2008

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2009 AND 2008

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...........................    1
Statement of Assets and Liabilities, December 31, 2009 ............................    2
Schedule of Portfolio Investments, December 31, 2009 ..............................   32
Statement of Operations, for the year ended December 31, 2009, ....................   34
Statement of Changes in Net Assets, for the year ended December 31, 2009, .........   52
Statement of Changes in Net Assets, for the year ended December 31, 2008, except as
   indicated ......................................................................   70
Notes to Financial Statements .....................................................   88

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of SunAmerica Annuity and Life Assurance Company and the Contractholders of its separate account, Variable Separate Account:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account, a separate account of SunAmerica Annuity and Life Assurance Company (the "Separate Account") at December 31, 2009, and the results of their operations for the periods indicated and the changes in each of their net assets for the periods indicated in each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
April 27, 2010

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2009

                                                                      Government
                                            Asset         Capital     and Quality                   Natural
                                          Allocation   Appreciation      Bond         Growth       Resources
                                          Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                          (Class 1)      (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                        -------------  ------------  ------------  ------------  ------------
Assets:
   Investments in Trusts, at net asset
      value                              $149,654,165  $328,926,042  $179,811,641  $119,178,758   $99,135,192
Liabilities:                                        0             0             0             0             0
                                         ------------  ------------  ------------  ------------   -----------
Net assets:                              $149,654,165  $328,926,042  $179,811,641  $119,178,758   $99,135,192
                                         ============  ============  ============  ============   ===========
   Accumulation units                    $148,016,412  $327,668,920  $178,658,024  $118,649,200   $98,782,133
   Contracts in payout (annuitization)
      period                                1,637,753     1,257,122     1,153,617       529,558       353,059
                                         ------------  ------------  ------------  ------------   -----------
      Total net assets                   $149,654,165  $328,926,042  $179,811,641  $119,178,758   $99,135,192
                                         ============  ============  ============  ============   ===========
Accumulation units outstanding              6,064,925     7,736,493     9,397,555     4,003,562     1,922,741
                                         ============  ============  ============  ============   ===========

                                                                    Government
                                           Asset        Capital    and Quality                 Natural
                                         Allocation  Appreciation      Bond        Growth     Resources
                                         Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                         (Class 2)     (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                        -----------  ------------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset
      value                             $12,952,662   $68,526,327  $84,762,472  $36,875,488  $22,331,708
Liabilities:                                      0             0            0            0            0
                                        -----------   -----------  -----------  -----------  -----------
Net assets:                             $12,952,662   $68,526,327  $84,762,472  $36,875,488  $22,331,708
                                        ===========   ===========  ===========  ===========  ===========
   Accumulation units                   $12,913,273   $68,380,745  $84,607,634  $36,836,099  $22,331,105
   Contracts in payout (annuitization)
      period                                 39,389       145,582      154,838       39,389          603
                                        -----------   -----------  -----------  -----------  -----------
      Total net assets                  $12,952,662   $68,526,327  $84,762,472  $36,875,488  $22,331,708
                                        ===========   ===========  ===========  ===========  ===========
Accumulation units outstanding              534,495     1,599,362    4,464,526    1,255,422      440,030
                                        ===========   ===========  ===========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2009
                                  (continued)

                                                                    Government
                                           Asset        Capital         and                       Natural
                                         Allocation  Appreciation  Quality Bond     Growth       Resources
                                         Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                         (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                        -----------  ------------  ------------  ------------  ------------
Assets:
   Investments in Trusts, at net asset
      value                             $22,884,366  $354,705,982  $598,222,501  $143,954,599  $150,922,682
Liabilities:                                      0             0             0             0             0
                                        -----------  ------------  ------------  ------------  ------------
Net assets:                             $22,884,366  $354,705,982  $598,222,501  $143,954,599  $150,922,682
                                        ===========  ============  ============  ============  ============
   Accumulation units                   $22,884,081  $354,625,609  $598,021,328  $143,894,747  $150,891,072
   Contracts in payout (annuitization)
      period                                    285        80,373       201,173        59,852        31,610
                                        -----------  ------------  ------------  ------------  ------------
      Total net assets                  $22,884,366  $354,705,982  $598,222,501  $143,954,599  $150,922,682
                                        ===========  ============  ============  ============  ============
Accumulation units outstanding              971,609     8,852,152    32,768,598     5,241,332     3,269,902
                                        ===========  ============  ============  ============  ============


                                         Aggressive    Alliance                  Blue Chip    Capital
                                           Growth       Growth       Balanced     Growth      Growth
                                         Portfolio     Portfolio    Portfolio    Portfolio   Portfolio
                                         (Class 1)     (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                        -----------  ------------  -----------  ----------  ----------
Assets:
   Investments in Trusts, at net asset
      value                             $30,938,865  $212,426,679  $54,170,244  $8,996,959  $8,146,440
Liabilities:                                      0             0            0           0           0
                                        -----------  ------------  -----------  ----------  ----------
Net assets:                             $30,938,865  $212,426,679  $54,170,244  $8,996,959  $8,146,440
                                        ===========  ============  ===========  ==========  ==========
   Accumulation units                   $30,636,389  $211,165,947  $53,782,845  $8,972,396  $8,126,182
   Contracts in payout (annuitization)
      period                                302,476     1,260,732      387,399      24,563      20,258
                                        -----------  ------------  -----------  ----------  ----------
      Total net assets                  $30,938,865  $212,426,679  $54,170,244  $8,996,959  $8,146,440
                                        ===========  ============  ===========  ==========  ==========
Accumulation units outstanding            2,788,887     7,055,815    3,636,635   1,542,759   1,168,646
                                        ===========  ============  ===========  ==========  ==========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2009
                                  (continued)

                                                                        Davis
                                            Cash        Corporate      Venture     "Dogs" of     Emerging
                                         Management       Bond          Value     Wall Street     Markets
                                          Portfolio     Portfolio     Portfolio    Portfolio     Portfolio
                                          (Class 1)     (Class 1)     (Class 1)    (Class 1)     (Class 1)
                                        ------------  ------------  ------------  -----------  ------------
Assets:
   Investments in Trusts, at net asset
      value                             $106,567,407  $127,454,013  $560,675,687  $19,185,423   $69,854,315
Liabilities:                                       0             0             0            0             0
                                        ------------  ------------  ------------  -----------   -----------
Net assets:                             $106,567,407  $127,454,013  $560,675,687  $19,185,423   $69,854,315
                                        ============  ============  ============  ===========   ===========
   Accumulation units                   $105,952,557  $126,510,526  $557,019,826  $19,006,517   $69,725,238
   Contracts in payout (annuitization)
      period                                 614,850       943,487     3,655,861      178,906       129,077
                                        ------------  ------------  ------------  -----------   -----------
      Total net assets                  $106,567,407  $127,454,013  $560,675,687  $19,185,423   $69,854,315
                                        ============  ============  ============  ===========   ===========
Accumulation units outstanding             7,890,791     5,837,425    17,402,626    1,777,635     3,502,327
                                        ============  ============  ============  ===========   ===========


                                            Equity     Fundamental                  Global        Growth
                                        Opportunities     Growth    Global Bond    Equities   Opportunities
                                          Portfolio     Portfolio    Portfolio    Portfolio     Portfolio
                                          (Class 1)     (Class 1)    (Class 1)    (Class 1)     (Class 1)
                                        -------------  -----------  -----------  -----------  -------------
Assets:
   Investments in Trusts, at net asset
      value                             $36,813,569    $50,737,315  $60,695,476  $68,658,954   $10,714,078
Liabilities:                                      0              0            0            0             0
                                        -----------    -----------  -----------  -----------   -----------
Net assets:                             $36,813,569    $50,737,315  $60,695,476  $68,658,954   $10,714,078
                                        ===========    ===========  ===========  ===========   ===========
   Accumulation units                   $36,468,622    $50,507,315  $60,457,313  $68,372,647   $10,681,156
   Contracts in payout (annuitization)
      period                                344,947        230,000      238,163      286,307        32,922
                                        -----------    -----------  -----------  -----------   -----------
      Total net assets                  $36,813,569    $50,737,315  $60,695,476  $68,658,954   $10,714,078
                                        ===========    ===========  ===========  ===========   ===========
Accumulation units outstanding            2,272,164      3,252,503    2,805,022    3,656,933     2,146,854
                                        ===========    ===========  ===========  ===========   ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2009
                                  (continued)


                                                                    International  International    Marsico
                                                        High-Yield   Diversified     Growth and     Focused
                                        Growth-Income      Bond        Equities        Income        Growth
                                          Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                          (Class 1)     (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                        -------------  -----------  -------------  -------------  -----------
Assets:
   Investments in Trusts, at net asset
      value                              $161,401,177  $91,538,604   $64,426,394    $71,179,908   $18,645,644
Liabilities:                                        0            0             0              0             0
                                         ------------  -----------   -----------    -----------   -----------
Net assets:                              $161,401,177  $91,538,604   $64,426,394    $71,179,908   $18,645,644
                                         ============  ===========   ===========    ===========   ===========
   Accumulation units                    $159,590,561  $91,156,062   $63,977,563    $70,741,930   $18,615,367
   Contracts in payout (annuitization)
      period                                1,810,616      382,542       448,831        437,978        30,277
                                         ------------  -----------   -----------    -----------   -----------
      Total net assets                   $161,401,177  $91,538,604   $64,426,394    $71,179,908   $18,645,644
                                         ============  ===========   ===========    ===========   ===========
Accumulation units outstanding              6,654,865    4,656,578     5,137,601      5,364,931     1,822,557
                                         ============  ===========   ===========    ===========   ===========

                                             MFS
                                        Massachusetts
                                          Investors      MFS Total     Mid-Cap
                                            Trust         Return        Growth    Real Estate  Technology
                                          Portfolio      Portfolio    Portfolio    Portfolio    Portfolio
                                          (Class 1)      (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                        -------------  ------------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset
      value                              $66,226,571   $205,782,136  $43,422,346  $35,267,388  $12,983,385
Liabilities:                                       0              0            0            0            0
                                         -----------   ------------  -----------  -----------  -----------
Net assets:                              $66,226,571   $205,782,136  $43,422,346  $35,267,388  $12,983,385
                                         ===========   ============  ===========  ===========  ===========
   Accumulation units                    $66,004,093   $205,132,641  $43,260,679  $35,058,475  $12,936,947
   Contracts in payout (annuitization)
      period                                 222,478        649,495      161,667      208,913       46,438
                                         -----------   ------------  -----------  -----------  -----------
      Total net assets                   $66,226,571   $205,782,136  $43,422,346  $35,267,388  $12,983,385
                                         ===========   ============  ===========  ===========  ===========
Accumulation units outstanding             3,136,517      8,051,986    4,479,793    1,874,898    6,314,247
                                         ===========   ============  ===========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2009
                                  (continued)

                                                        Total
                                          Telecom       Return    Aggressive    Alliance
                                          Utility        Bond       Growth       Growth      Balanced
                                         Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
                                         (Class 1)    (Class 1)    (Class 2)   (Class 2)    (Class 2)
                                        -----------  -----------  ----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset
      value                             $18,344,257  $65,207,913  $4,144,577  $32,274,906  $10,026,950
Liabilities:                                      0            0           0            0            0
                                        -----------  -----------  ----------  -----------  -----------
Net assets:                             $18,344,257  $65,207,913  $4,144,577  $32,274,906  $10,026,950
                                        ===========  ===========  ==========  ===========  ===========
   Accumulation units                   $18,230,583  $64,976,120  $4,142,559  $32,263,723  $10,026,849
   Contracts in payout (annuitization)
      period                                113,674      231,793       2,018       11,183          101
                                        -----------  -----------  ----------  -----------  -----------
      Total net assets                  $18,344,257  $65,207,913  $4,144,577  $32,274,906  $10,026,950
                                        ===========  ===========  ==========  ===========  ===========
Accumulation units outstanding            1,265,801    2,577,207     378,666    1,084,271      671,755
                                        ===========  ===========  ==========  ===========  ===========

                                                                                             Davis
                                         Blue Chip    Capital       Cash      Corporate     Venture
                                          Growth      Growth     Management      Bond        Value
                                         Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                                         (Class 2)   (Class 2)   (Class 2)    (Class 2)    (Class 2)
                                        ----------  ----------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset
      value                             $4,515,802  $2,785,753  $34,903,610  $42,571,679  $92,523,475
Liabilities:                                     0           0            0            0            0
                                        ----------  ----------  -----------  -----------  -----------
Net assets:                             $4,515,802  $2,785,753  $34,903,610  $42,571,679  $92,523,475
                                        ==========  ==========  ===========  ===========  ===========
   Accumulation units                   $4,515,802  $2,785,753  $34,768,658  $42,473,601  $92,353,571
   Contracts in payout (annuitization)
      period                                     0           0      134,952       98,078      169,904
                                        ----------  ----------  -----------  -----------  -----------
      Total net assets                  $4,515,802  $2,785,753  $34,903,610  $42,571,679  $92,523,475
                                        ==========  ==========  ===========  ===========  ===========
Accumulation units outstanding             792,233     405,486    2,618,132    1,979,008    2,890,453
                                        ==========  ==========  ===========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2009
                                  (continued)

                                         "Dogs" of     Emerging       Equity       Foreign    Fundamental
                                        Wall Street    Markets    Opportunities     Value        Growth
                                         Portfolio    Portfolio     Portfolio     Portfolio    Portfolio
                                         (Class 2)    (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                        -----------  -----------  -------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset
      value                             $7,348,853   $12,935,073    $7,683,010   $40,616,081  $3,428,999
Liabilities:                                     0             0             0             0           0
                                        ----------   -----------    ----------   -----------  ----------
Net assets:                             $7,348,853   $12,935,073    $7,683,010   $40,616,081  $3,428,999
                                        ==========   ===========    ==========   ===========  ==========
   Accumulation units                   $7,348,583   $12,934,067    $7,679,309   $40,602,664  $3,424,222
   Contracts in payout (annuitization)
      period                                   270         1,006         3,701        13,417       4,777
                                        ----------   -----------    ----------   -----------  ----------
      Total net assets                  $7,348,853   $12,935,073    $7,683,010   $40,616,081  $3,428,999
                                        ==========   ===========    ==========   ===========  ==========
Accumulation units outstanding             690,646       659,530       481,438     2,430,323     222,395
                                        ==========   ===========    ==========   ===========  ==========

                                           Global       Global       Growth                     High-Yield
                                            Bond      Equities   Opportunities  Growth-Income      Bond
                                         Portfolio    Portfolio    Portfolio      Portfolio     Portfolio
                                         (Class 2)    (Class 2)    (Class 2)      (Class 2)     (Class 2)
                                        -----------  ----------  -------------  -------------  -----------
Assets:
   Investments in Trusts, at net asset
      value                             $16,169,165  $7,833,355    $4,632,616   $11,325,724    $22,246,264
Liabilities:                                      0           0             0             0              0
                                        -----------  ----------    ----------   -----------    -----------
Net assets:                             $16,169,165  $7,833,355    $4,632,616   $11,325,724    $22,246,264
                                        ===========  ==========    ==========   ===========    ===========
   Accumulation units                   $16,169,165  $7,809,101    $4,632,616   $11,311,253    $22,174,924
   Contracts in payout (annuitization)
      period                                      0      24,254             0        14,471         71,340
                                        -----------  ----------    ----------   -----------    -----------
      Total net assets                  $16,169,165  $7,833,355    $4,632,616   $11,325,724    $22,246,264
                                        ===========  ==========    ==========   ===========    ===========
Accumulation units outstanding              754,806     421,316       941,439       469,037      1,150,553
                                        ===========  ==========    ==========   ===========    ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                                        International  International    Marsico          MFS
                                         Diversified    Growth and      Focused     Massachusetts    MFS Total
                                           Equities       Income         Growth    Investors Trust     Return
                                          Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                          (Class 2)      (Class 2)     (Class 2)      (Class 2)      (Class 2)
                                        -------------  -------------  -----------  ---------------  -----------
Assets:
   Investments in Trusts, at net asset
      value                              $30,021,823    $13,799,411   $20,351,645    $14,828,965    $63,751,431
Liabilities:                                       0              0             0              0              0
                                         -----------    -----------   -----------    -----------    -----------
Net assets:                              $30,021,823    $13,799,411   $20,351,645    $14,828,965    $63,751,431
                                         ===========    ===========   ===========    ===========    ===========
   Accumulation units                    $30,007,940    $13,739,601   $20,341,800    $14,827,370    $63,723,127
   Contracts in payout (annuitization)
      period                                  13,883         59,810         9,845          1,595         28,304
                                         -----------    -----------   -----------    -----------    -----------
      Total net assets                   $30,021,823    $13,799,411   $20,351,645    $14,828,965    $63,751,431
                                         ===========    ===========   ===========    ===========    ===========
Accumulation units outstanding             2,427,191      1,046,103     2,015,612        708,044      2,504,856
                                         ===========    ===========   ===========    ===========    ===========


                                          Mid-Cap                  Small & Mid                Telecom
                                          Growth     Real Estate    Cap Value   Technology    Utility
                                         Portfolio    Portfolio     Portfolio    Portfolio   Portfolio
                                         (Class 2)    (Class 2)     (Class 2)    (Class 2)   (Class 2)
                                        -----------  -----------  ------------  ----------  ----------
Assets:
   Investments in Trusts, at net asset
      value                             $20,869,437  $10,789,261   $26,447,744  $4,258,272  $2,902,835
Liabilities:                                      0            0             0           0           0
                                        -----------  -----------   -----------  ----------  ----------
Net assets:                             $20,869,437  $10,789,261   $26,447,744  $4,258,272  $2,902,835
                                        ===========  ===========   ===========  ==========  ==========
   Accumulation units                   $20,858,869  $10,786,968   $26,399,548  $4,258,224  $2,901,722
   Contracts in payout (annuitization)
      period                                 10,568        2,293        48,196          48       1,113
                                        -----------  -----------   -----------  ----------  ----------
      Total net assets                  $20,869,437  $10,789,261   $26,447,744  $4,258,272  $2,902,835
                                        ===========  ===========   ===========  ==========  ==========
Accumulation units outstanding            2,160,082      582,785     1,604,202   2,103,021     204,034
                                        ===========  ===========   ===========  ==========  ==========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                                                                                            American Funds   American Funds
                                         Total Return      Aggressive     Alliance Growth  Asset Allocation   Global Growth
                                        Bond Portfolio  Growth Portfolio     Portfolio      SAST Portfolio   SAST Portfolio
                                           (Class 2)        (Class 3)        (Class 3)         (Class 3)        (Class 3)
                                        --------------  ----------------  ---------------  ----------------  --------------
Assets:
   Investments in Trusts, at net asset
      value                               $22,293,889      $11,314,343      $142,097,641      $44,109,234     $139,541,556
Liabilities:                                        0                0                 0                0                0
                                          -----------      -----------      ------------      -----------     ------------
Net assets:                               $22,293,889      $11,314,343      $142,097,641      $44,109,234     $139,541,556
                                          ===========      ===========      ============      ===========     ============
   Accumulation units                     $22,292,356      $11,314,343      $142,025,322      $44,109,234     $139,519,979
   Contracts in payout (annuitization)
      period                                    1,533                0            72,319                0           21,577
                                          -----------      -----------      ------------      -----------     ------------
      Total net assets                    $22,293,889      $11,314,343      $142,097,641      $44,109,234     $139,541,556
                                          ===========      ===========      ============      ===========     ============
Accumulation units outstanding                894,912        1,056,984         4,922,220        4,783,166       13,647,633
                                          ===========      ===========      ============      ===========     ============

                                        American Funds  American Funds                Blue Chip
                                          Growth SAST    Growth-Income    Balanced      Growth    Capital Growth
                                           Portfolio    SAST Portfolio   Portfolio    Portfolio      Portfolio
                                           (Class 3)       (Class 3)     (Class 3)    (Class 3)      (Class 3)
                                        --------------  --------------  -----------  -----------  --------------
Assets:
   Investments in Trusts, at net asset
      value                              $149,351,933    $146,800,095   $17,878,194  $17,219,970    $49,854,080
Liabilities:                                        0               0             0            0              0
                                         ------------    ------------   -----------  -----------    -----------
Net assets:                              $149,351,933    $146,800,095   $17,878,194  $17,219,970    $49,854,080
                                         ============    ============   ===========  ===========    ===========
   Accumulation units                    $149,351,933    $146,799,851   $17,876,029  $17,218,118    $49,830,808
   Contracts in payout (annuitization)
      period                                        0             244         2,165        1,852         23,272
                                         ------------    ------------   -----------  -----------    -----------
      Total net assets                   $149,351,933    $146,800,095   $17,878,194  $17,219,970    $49,854,080
                                         ============    ============   ===========  ===========    ===========
Accumulation units outstanding             16,955,375      17,222,295     1,237,281    2,912,641      7,199,601
                                         ============    ============   ===========  ===========    ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)


                                        Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                           Portfolio        Portfolio    Value Portfolio  Street Portfolio      Portfolio
                                           (Class 3)        (Class 3)       (Class 3)         (Class 3)         (Class 3)
                                        ---------------  --------------  ---------------  ----------------  ----------------
Assets:
   Investments in Trusts, at net asset
      value                               $236,878,333    $459,737,070     $471,246,641      $12,612,965      $138,954,707
Liabilities:                                         0               0                0                0                 0
                                          ------------    ------------     ------------      -----------      ------------
Net assets:                               $236,878,333    $459,737,070     $471,246,641      $12,612,965      $138,954,707
                                          ============    ============     ============      ===========      ============
   Accumulation units                     $236,384,796    $459,546,794     $471,144,531      $12,612,965      $138,903,317
   Contracts in payout (annuitization)
      period                                   493,537         190,276          102,110                0            51,390
                                          ------------    ------------     ------------      -----------      ------------
      Total net assets                    $236,878,333    $459,737,070     $471,246,641      $12,612,965      $138,954,707
                                          ============    ============     ============      ===========      ============
Accumulation units outstanding              18,042,688      22,342,572       15,849,454        1,203,938         7,359,645
                                          ============    ============     ============      ===========      ============

                                            Equity
                                        Opportunities  Foreign Value     Fundamental     Global Bond  Global Equities
                                          Portfolio      Portfolio    Growth Portfolio    Portfolio      Portfolio
                                          (Class 3)      (Class 3)        (Class 3)       (Class 3)      (Class 3)
                                        -------------  -------------  ----------------  ------------  ---------------
Assets:
   Investments in Trusts, at net asset
      value                              $32,677,771    $311,034,623     $77,863,955    $130,721,653    $21,171,000
Liabilities:                                       0               0               0               0              0
                                         -----------    ------------     -----------    ------------    -----------
Net assets:                              $32,677,771    $311,034,623     $77,863,955    $130,721,653    $21,171,000
                                         ===========    ============     ===========    ============    ===========
   Accumulation units                    $32,656,024    $310,927,527     $77,857,925    $130,714,442    $21,169,861
   Contracts in payout (annuitization)
      period                                  21,747         107,096           6,030           7,211          1,139
                                         -----------    ------------     -----------    ------------    -----------
      Total net assets                   $32,677,771    $311,034,623     $77,863,955    $130,721,653    $21,171,000
                                         ===========    ============     ===========    ============    ===========
Accumulation units outstanding             2,079,729      19,373,532       5,370,746       6,438,287      1,216,039
                                         ===========    ============     ===========    ============    ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)


                                           Growth                      High-Yield     International      International
                                        Opportunities  Growth-Income      Bond         Diversified        Growth and
                                          Portfolio      Portfolio     Portfolio   Equities Portfolio  Income Portfolio
                                          (Class 3)      (Class 3)     (Class 3)        (Class 3)          (Class 3)
                                        -------------  -------------  -----------  ------------------  ----------------
Assets:
   Investments in Trusts, at net asset
      value                              $63,797,232    $13,677,065   $96,956,685     $209,558,687       $214,161,986
Liabilities:                                       0              0             0                0                  0
                                         -----------    -----------   -----------     ------------       ------------
Net assets:                              $63,797,232    $13,677,065   $96,956,685     $209,558,687       $214,161,986
                                         ===========    ===========   ===========     ============       ============
   Accumulation units                    $63,794,986    $13,672,170   $96,953,107     $209,485,737       $214,125,120
   Contracts in payout (annuitization)
      period                                   2,246          4,895         3,578           72,950             36,866
                                         -----------    -----------   -----------     ------------       ------------
      Total net assets                   $63,797,232    $13,677,065   $96,956,685     $209,558,687       $214,161,986
                                         ===========    ===========   ===========     ============       ============
Accumulation units outstanding            12,605,872        598,674     5,240,017       17,247,631         17,071,094
                                         ===========    ===========   ===========     ============       ============

                                                                MFS
                                                           Massachusetts
                                         Marsico Focused  Investors Trust      MFS Total     Mid-Cap Growth   Real Estate
                                        Growth Portfolio     Portfolio     Return Portfolio     Portfolio      Portfolio
                                            (Class 3)        (Class 3)         (Class 3)        (Class 3)      (Class 3)
                                        ----------------  ---------------  ----------------  --------------  ------------
Assets:
   Investments in Trusts, at net asset
      value                                $36,073,909      $89,091,011      $219,873,060      $63,773,990   $137,825,012
Liabilities:                                         0                0                 0                0              0
                                           -----------      -----------      ------------      -----------   ------------
Net assets:                                $36,073,909      $89,091,011      $219,873,060      $63,773,990   $137,825,012
                                           ===========      ===========      ============      ===========   ============
   Accumulation units                      $36,064,941      $89,063,091      $219,783,408      $63,770,968   $137,811,085
   Contracts in payout (annuitization)
      period                                     8,968           27,920            89,652            3,022         13,927
                                           -----------      -----------      ------------      -----------   ------------
      Total net assets                     $36,073,909      $89,091,011      $219,873,060      $63,773,990   $137,825,012
                                           ===========      ===========      ============      ===========   ============
Accumulation units outstanding               3,632,045        4,701,819         8,926,199        6,660,269      8,379,425
                                           ===========      ===========      ============      ===========   ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                                                                                         Telecom   Total Return
                                        Small & Mid Cap   Small Company    Technology    Utility       Bond
                                        Value Portfolio  Value Portfolio   Portfolio    Portfolio    Portfolio
                                           (Class 3)        (Class 3)      (Class 3)    (Class 3)    (Class 3)
                                        ---------------  ---------------  -----------  ----------  ------------
Assets:
   Investments in Trusts, at net asset
      value                               $302,277,240     $89,250,212    $20,975,066  $8,697,071  $194,108,866
Liabilities:                                         0               0              0           0             0
                                          ------------     -----------    -----------  ----------  ------------
Net assets:                               $302,277,240     $89,250,212    $20,975,066  $8,697,071  $194,108,866
                                          ============     ===========    ===========  ==========  ============
   Accumulation units                     $302,216,446     $89,240,339    $20,954,966  $8,697,071  $194,108,866
   Contracts in payout (annuitization)
      period                                    60,794           9,873         20,100           0             0
                                          ------------     -----------    -----------  ----------  ------------
      Total net assets                    $302,277,240     $89,250,212    $20,975,066  $8,697,071  $194,108,866
                                          ============     ===========    ===========  ==========  ============
Accumulation units outstanding              19,141,352      11,356,383     10,306,892     624,975     8,830,184
                                          ============     ===========    ===========  ==========  ============

                                                                                         Diversified
                                        Capital Growth    Comstock       Growth and     International  Equity Income
                                           Portfolio      Portfolio   Income Portfolio     Account        Account
                                          (Class II)     (Class II)      (Class II)       (Class 1)      (Class 1)
                                        --------------  ------------  ----------------  -------------  -------------
Assets:
   Investments in Trusts, at net asset
      value                               $25,763,129   $234,069,034    $425,361,561      $2,814,443    $26,297,778
Liabilities:                                        0              0               0               0              0
                                          -----------   ------------    ------------      ----------    -----------
Net assets:                               $25,763,129   $234,069,034    $425,361,561      $2,814,443    $26,297,778
                                          ===========   ============    ============      ==========    ===========
   Accumulation units                     $25,753,567   $233,949,079    $425,215,790      $2,814,443    $26,290,286
   Contracts in payout (annuitization)
      period                                    9,562        119,955         145,771               0          7,492
                                          -----------   ------------    ------------      ----------    -----------
      Total net assets                    $25,763,129   $234,069,034    $425,361,561      $2,814,443    $26,297,778
                                          ===========   ============    ============      ==========    ===========
Accumulation units outstanding              2,817,633     21,815,548      34,206,154         473,099      3,133,789
                                          ===========   ============    ============      ==========    ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)


                                                        LargeCap Blend  LargeCap Growth  MidCap Blend  Money Market
                                        Income Account    Account II        Account         Account       Account
                                           (Class 1)       (Class 1)       (Class 1)       (Class 1)     (Class 1)
                                        --------------  --------------  ---------------  ------------  ------------
Assets:
   Investments in Trusts, at net asset
      value                               $12,072,823     $3,786,791        $745,861      $3,551,253    $6,239,662
Liabilities:                                        0              0               0               0             0
                                          -----------     ----------        --------      ----------    ----------
Net assets:                               $12,072,823     $3,786,791        $745,861      $3,551,253    $6,239,662
                                          ===========     ==========        ========      ==========    ==========
   Accumulation units                     $12,070,729     $3,784,973        $745,861      $3,550,433    $6,238,740
   Contracts in payout (annuitization)
      period                                    2,094          1,818               0             820           922
                                          -----------     ----------        --------      ----------    ----------
      Total net assets                    $12,072,823     $3,786,791        $745,861      $3,551,253    $6,239,662
                                          ===========     ==========        ========      ==========    ==========
Accumulation units outstanding              1,435,042        645,109         121,352         412,151     1,015,368
                                          ===========     ==========        ========      ==========    ==========

                                                            Principal Capital                                            SAM
                                             Mortgage          Appreciation        Real Estate     SAM Balanced     Conservative
                                        Securities Account       Account       Securities Account    Portfolio   Balanced Portfolio
                                             (Class 1)          (Class 1)           (Class 1)        (Class 1)        (Class 1)
                                        ------------------  -----------------  ------------------  ------------  ------------------
Assets:
   Investments in Trusts, at net asset
      value                                 $6,250,179         $16,662,286          $723,401        $92,355,490      $9,421,124
Liabilities:                                         0                   0                 0                  0               0
                                            ----------         -----------          --------        -----------      ----------
Net assets:                                 $6,250,179         $16,662,286          $723,401        $92,355,490      $9,421,124
                                            ==========         ===========          ========        ===========      ==========
   Accumulation units                       $6,220,192         $16,660,168          $723,401        $92,204,229      $9,415,129
   Contracts in payout (annuitization)
      period                                    29,987               2,118                 0            151,261           5,995
                                            ----------         -----------          --------        -----------      ----------
      Total net assets                      $6,250,179         $16,662,286          $723,401        $92,355,490      $9,421,124
                                            ==========         ===========          ========        ===========      ==========
Accumulation units outstanding                 821,902           1,471,453            49,991          9,604,945       1,287,172
                                            ==========         ===========          ========        ===========      ==========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                                               SAM
                                          Conservative      SAM Flexible      SAM Strategic     Short-Term    SmallCap Growth
                                        Growth Portfolio  Income Portfolio  Growth Portfolio  Income Account     Account II
                                            (Class 1)         (Class 1)         (Class 1)        (Class 1)       (Class 1)
                                        ----------------  ----------------  ----------------  --------------  ---------------
Assets:
   Investments in Trusts, at net asset
      value                                $35,334,269       $16,873,589       $12,809,684      $3,316,828        $664,807
Liabilities:                                         0                 0                 0               0               0
                                           -----------       -----------       -----------      ----------        --------
Net assets:                                $35,334,269       $16,873,589       $12,809,684      $3,316,828        $664,807
                                           ===========       ===========       ===========      ==========        ========
   Accumulation units                      $35,238,705       $16,843,632       $12,809,684      $3,313,834        $664,148
   Contracts in payout (annuitization)
      period                                    95,564            29,957                 0           2,994             659
                                           -----------       -----------       -----------      ----------        --------
   Total net assets                        $35,334,269       $16,873,589       $12,809,684      $3,316,828        $664,807
                                           ===========       ===========       ===========      ==========        ========
Accumulation units outstanding               3,734,141         1,945,377         1,290,665         457,427         124,856
                                           ===========       ===========       ===========      ==========        ========
                                                         Diversified
                                        SmallCap Value  International  Equity Income                  LargeCap Blend
                                           Account I       Account        Account     Income Account    Account II
                                           (Class 1)      (Class 2)      (Class 2)       (Class 2)       (Class 2)
                                        --------------  -------------  -------------  --------------  --------------
Assets:
   Investments in Trusts, at net asset
      value                                 $231,797      $1,259,606    $17,826,430     $5,804,410       $572,095
Liabilities:                                       0               0              0              0              0
                                            --------      ----------    -----------     ----------       --------
Net assets:                                 $231,797      $1,259,606    $17,826,430     $5,804,410       $572,095
                                            ========      ==========    ===========     ==========       ========
   Accumulation units                       $231,797      $1,259,606    $17,826,430     $5,574,177       $572,095
   Contracts in payout (annuitization)
      period                                       0               0              0        230,233              0
                                            --------      ----------    -----------     ----------       --------
   Total net assets                         $231,797      $1,259,606    $17,826,430     $5,804,410       $572,095
                                            ========      ==========    ===========     ==========       ========
Accumulation units outstanding                30,483         218,632      2,212,593        707,569        100,674
                                            ========      ==========    ===========     ==========       ========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                                                                                                           Principal
                                                                                                            Capital
                                        LargeCap Growth  MidCap Blend  Money Market       Mortgage       Appreciation
                                            Account         Account       Account    Securities Account     Account
                                           (Class 2)       (Class 2)     (Class 2)        (Class 2)        (Class 2)
                                        ---------------  ------------  ------------  ------------------  ------------
Assets:
   Investments in Trusts, at net asset
      value                                 $387,148       $815,986     $4,033,163        $1,664,973      $4,111,445
Liabilities:                                       0              0              0                 0               0
                                            --------       --------     ----------        ----------      ----------
Net assets:                                 $387,148       $815,986     $4,033,163        $1,664,973      $4,111,445
                                            ========       ========     ==========        ==========      ==========
   Accumulation units                       $387,148       $815,986     $4,024,943        $1,664,973      $4,111,445
   Contracts in payout (annuitization)
      period                                       0              0          8,220                 0               0
                                            --------       --------     ----------        ----------      ----------
      Total net assets                      $387,148       $815,986     $4,033,163        $1,664,973      $4,111,445
                                            ========       ========     ==========        ==========      ==========
Accumulation units outstanding                64,764         97,970        677,053           227,017         376,687
                                            ========       ========     ==========        ==========      ==========


                                           Real
                                          Estate                              SAM                SAM
                                        Securities     SAM Balanced       Conservative       Conservative      SAM Flexible
                                          Account        Portfolio     Balanced Portfolio  Growth Portfolio  Income Portfolio
                                         (Class 2)      (Class 2)          (Class 2)          (Class 2)         (Class 2)
                                        ----------  -----------------  ------------------  ----------------  ----------------
Assets:
   Investments in Trusts, at net asset
      value                              $460,675      $59,616,382         $8,207,867        $32,078,347       $13,907,215
Liabilities:                                    0                0                  0                  0                 0
                                         --------      -----------         ----------        -----------       -----------
Net assets:                              $460,675      $59,616,382         $8,207,867        $32,078,347       $13,907,215
                                         ========      ===========         ==========        ===========       ===========
   Accumulation units                    $460,675      $59,512,662         $8,207,867        $32,078,347       $13,725,152
   Contracts in payout (annuitization)
      period                                    0          103,720                  0                  0           182,063
                                         --------      -----------         ----------        -----------       -----------
      Total net assets                   $460,675      $59,616,382         $8,207,867        $32,078,347       $13,907,215
                                         ========      ===========         ==========        ===========       ===========
Accumulation units outstanding             32,241        6,366,836          1,127,485          3,492,282         1,647,151
                                         ========      ===========         ==========        ===========       ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)


                                                                                                            Columbia Asset
                                          SAM Strategic     Short-Term    SmallCap Growth  SmallCap Value  Allocation Fund,
                                        Growth Portfolio  Income Account    Account II        Account I     Variable Series
                                            (Class 2)        (Class 2)       (Class 2)        (Class 2)        (Class A)
                                        ----------------  --------------  ---------------  --------------  ----------------
Assets:
   Investments in Trusts, at net asset
      value                                $15,515,066      $1,734,111        $262,664        $104,411          $855,920
Liabilities:                                         0               0               0               0                 0
                                           -----------      ----------        --------        --------          --------
Net assets:                                $15,515,066      $1,734,111        $262,664        $104,411          $855,920
                                           ===========      ==========        ========        ========          ========
   Accumulation units                      $15,515,066      $1,734,111        $262,664        $104,411          $855,920
   Contracts in payout (annuitization)
      period                                         0               0               0               0                 0
                                           -----------      ----------        --------        --------          --------
      Total net assets                     $15,515,066      $1,734,111        $262,664        $104,411          $855,920
                                           ===========      ==========        ========        ========          ========
Accumulation units outstanding               1,614,716         244,737          50,781          13,920            81,637
                                           ===========      ==========        ========        ========          ========

                                                         Columbia Small                   Columbia Marsico
                                        Columbia Large   Company Growth   Columbia High   Focused Equities  Columbia Marsico
                                        Cap Value Fund,  Fund, Variable    Yield Fund,     Fund, Variable     Growth Fund,
                                        Variable Series      Series      Variable Series       Series        Variable Series
                                           (Class A)        (Class A)       (Class A)         (Class A)         (Class A)
                                        ---------------  --------------  ---------------  ----------------  ----------------
Assets:
   Investments in Trusts, at net asset
      value                                $4,359,704      $2,147,620      $22,869,890       $45,470,864       $4,016,044
Liabilities:                                        0               0                0                 0                0
                                           ----------      ----------      -----------       -----------       ----------
Net assets:                                $4,359,704      $2,147,620      $22,869,890       $45,470,864       $4,016,044
                                           ==========      ==========      ===========       ===========       ==========
   Accumulation units                      $4,359,704      $2,147,620      $22,842,624       $45,461,134       $4,016,044
   Contracts in payout (annuitization)
      period                                        0               0           27,266             9,730                0
                                           ----------      ----------      -----------       -----------       ----------
      Total net assets                     $4,359,704      $2,147,620      $22,869,890       $45,470,864       $4,016,044
                                           ==========      ==========      ===========       ===========       ==========
Accumulation units outstanding                433,315         221,739        1,372,893         4,675,588          441,440
                                           ==========      ==========      ===========       ===========       ==========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                                                                            Columbia Marsico
                                        Columbia Marsico                      International
                                          21st Century      Columbia Mid      Opportunities
                                          Fund, Variable  Cap Growth Fund,   Fund, Variable   Asset Allocation  Global Growth
                                             Series        Variable Series       Series             Fund            Fund
                                            (Class A)         (Class A)         (Class B)         (Class 2)       (Class 2)
                                        ----------------  ----------------  ----------------  ----------------  -------------
Assets:
   Investments in Trusts, at net asset
      value                                $1,724,985        $1,429,293        $4,694,413        $89,982,813     $367,855,392
Liabilities:                                        0                 0                 0                  0                0
                                           ----------        ----------        ----------        -----------     ------------
Net assets:                                $1,724,985        $1,429,293        $4,694,413        $89,982,813     $367,855,392
                                           ==========        ==========        ==========        ===========     ============
   Accumulation units                      $1,724,985        $1,429,293        $4,694,413        $89,918,670     $367,509,669
   Contracts in payout (annuitization)
      period                                        0                 0                 0             64,143          345,723
                                           ----------        ----------        ----------        -----------     ------------
      Total net assets                     $1,724,985        $1,429,293        $4,694,413        $89,982,813     $367,855,392
                                           ==========        ==========        ==========        ===========     ============
Accumulation units outstanding                131,028           161,899           296,817          6,290,551       17,654,633
                                           ==========        ==========        ==========        ===========     ============




                                                      Growth-Income  Asset Allocation  Cash Management
                                         Growth Fund      Fund             Fund             Fund         Growth Fund
                                          (Class 2)     (Class 2)        (Class 3)        (Class 3)       (Class 3)
                                        ------------  -------------  ----------------  ---------------  ------------
Assets:
   Investments in Trusts, at net asset
      value                             $470,030,372   $464,726,621     $43,321,176      $17,519,838    $230,247,705
Liabilities:                                       0              0               0                0               0
                                        ------------   ------------     -----------      -----------    ------------
Net assets:                             $470,030,372   $464,726,621     $43,321,176      $17,519,838    $230,247,705
                                        ============   ============     ===========      ===========    ============
   Accumulation units                   $469,859,145   $464,412,957     $42,420,985      $16,800,993    $223,395,738
   Contracts in payout (annuitization)
      period                                 171,227        313,664         900,191          718,845       6,851,967
                                        ------------   ------------     -----------      -----------    ------------
      Total net assets                  $470,030,372   $464,726,621     $43,321,176      $17,519,838    $230,247,705
                                        ============   ============     ===========      ===========    ============
Accumulation units outstanding            27,875,080     31,212,080       1,017,052          785,727       1,494,840
                                        ============   ============     ===========      ===========    ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                                                                                            U.S.             Growth
                                           Growth-        High-                         Government/            and
                                           Income        Income     International  AAA-Rated Securities      Income
                                            Fund        Bond Fund       Fund               Fund             Portfolio
                                          (Class 3)     (Class 3)     (Class 3)          (Class 3)         (Class VC)
                                        ------------  ------------  -------------  --------------------  ------------
Assets:
   Investments in Trusts, at net asset
      value                             $225,163,090   $23,685,327   $67,987,799        $27,342,808      $218,701,580
Liabilities:                                       0             0             0                  0                 0
                                        ------------   -----------   -----------        -----------      ------------
Net assets:                             $225,163,090   $23,685,327   $67,987,799        $27,342,808      $218,701,580
                                        ============   ===========   ===========        ===========      ============
   Accumulation units                   $217,930,111   $22,776,808   $67,030,001        $26,474,261      $218,637,490
   Contracts in payout (annuitization)
      period                               7,232,979       908,519       957,798            868,547            64,090
                                        ------------   -----------   -----------        -----------      ------------
      Total net assets                  $225,163,090   $23,685,327   $67,987,799        $27,342,808      $218,701,580
                                        ============   ===========   ===========        ===========      ============
Accumulation units outstanding             2,051,954       334,808     1,417,411            753,235        21,685,033
                                        ============   ===========   ===========        ===========      ============
                                                        BB&T                                  BB&T
                                           Mid Cap     Capital       BB&T        BB&T       Special
                                            Value      Manager      Large      Mid Cap   Opportunities
                                          Portfolio    Equity        Cap       Growth        Equity
                                         (Class VC)      VIF         VIF         VIF          VIF
                                        -----------  ----------  ----------  ----------  -------------
Assets:
   Investments in Trusts, at net asset
      value                             $32,294,873  $2,284,872  $1,836,714  $1,308,831   $14,612,765
Liabilities:                                      0           0           0           0             0
                                        -----------  ----------  ----------  ----------   -----------
Net assets:                             $32,294,873  $2,284,872  $1,836,714  $1,308,831   $14,612,765
                                        ===========  ==========  ==========  ==========   ===========
   Accumulation units                   $32,247,131  $2,284,872  $1,836,714  $1,308,831   $14,612,765
   Contracts in payout (annuitization)
      period                                 47,742           0           0           0             0
                                        -----------  ----------  ----------  ----------   -----------
      Total net assets                  $32,294,873  $2,284,872  $1,836,714  $1,308,831   $14,612,765
                                        ===========  ==========  ==========  ==========   ===========
Accumulation units outstanding            2,906,341     254,380     221,514     151,635     1,117,946
                                        ===========  ==========  ==========  ==========   ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                                                                                           Franklin
                                                       MTB Managed                      Templeton VIP
                                         BB&T Total  Allocation Fund  Franklin Income  Founding Funds
                                        Return Bond    -  Moderate    Securities Fund  Allocation Fund
                                            VIF          Growth II        (Class 2)        (Class 2)
                                        -----------  ---------------  ---------------  ---------------
Assets:
   Investments in Trusts, at net asset
      value                              $9,457,386        $394         $20,645,365      $29,523,958
Liabilities:                                      0           0                   0                0
                                         ----------        ----         -----------      -----------
Net assets:                              $9,457,386        $394         $20,645,365      $29,523,958
                                         ==========        ====         ===========      ===========
   Accumulation units                    $9,457,386        $394         $20,645,365      $29,523,958
   Contracts in payout (annuitization)
      period                                      0           0                   0                0
                                         ----------        ----         -----------      -----------
      Total net assets                   $9,457,386        $394         $20,645,365      $29,523,958
                                         ==========        ====         ===========      ===========
Accumulation units outstanding              813,916          44           2,198,185        3,482,506
                                         ==========        ====         ===========      ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2009
                                  (continued)

                             Contracts With Total      Contracts With Total      Contracts With Total     Contracts With Total
                              Expenses of 1.15           Expenses of 1.30          Expenses of 1.40        Expenses of 1.52(1)
                          ------------------------- ------------------------- ------------------------- -------------------------
                                           Unit                     Unit                       Unit                      Unit
                          Accumulation   value of   Accumulation   value of   Accumulation   value of   Accumulation    value of
                              units    accumulation    units     accumulation    units     accumulation   units      accumulation
Variable Accounts          outstanding    units      outstanding    units      outstanding     units    outstanding      units
-----------------         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
ANCHOR SERIES TRUST:
   Asset Allocation
      Portfolio (Class 1)           -- $         --           -- $         --           -- $         --           -- $         --
   Capital Appreciation
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Government and
      Quality Bond
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Growth Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Natural Resources
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Asset Allocation
      Portfolio (Class 2)           --           --           --           --           --           --      385,784        24.37
   Capital Appreciation
      Portfolio (Class 2)           --           --           --           --      117,612        43.22    1,156,097        42.91
   Government and
      Quality Bond
      Portfolio (Class 2)           --           --           --           --           --           --    3,671,857        19.04
   Growth Portfolio
      (Class 2)                     --           --           --           --           --           --    1,053,178        29.46
   Natural Resources
      Portfolio (Class 2)           --           --           --           --           --           --      316,671        51.05
   Asset Allocation
      Portfolio (Class 3)        2,922        10.42        4,406        10.30        1,322        10.35       78,715        24.16
   Capital Appreciation
      Portfolio (Class 3)       60,296        10.91       84,681        10.79       39,621        10.80    4,509,044        42.64
   Government and
      Quality Bond
      Portfolio (Class 3)      220,652        11.26      151,610        11.13      197,988        11.17   16,474,041        18.91
   Growth Portfolio
      (Class 3)                 44,895         9.49        5,124         9.39       39,186         9.42    2,826,587        29.26
   Natural Resources
      Portfolio (Class 3)       26,716        11.19       26,691        11.09       48,232        11.11    1,629,704        50.62
SUNAMERICA SERIES TRUST:
   Aggressive Growth
      Portfolio (Class 1)           -- $         --           -- $         --           -- $         --           -- $         --
   Alliance Growth
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Balanced Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Blue Chip Growth
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Capital Growth
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Cash Management
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Corporate Bond
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Davis Venture Value
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   "Dogs" of Wall Street
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Emerging Markets
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Equity Opportunities
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Fundamental Growth
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Global Bond Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Global Equities
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Growth Opportunities
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Growth--Income
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   High--Yield Bond
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   International
      Diversified
      Equities Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   International Growth
      and Income
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Marsico Focused
      Growth Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   MFS Massachusetts
      Investors Trust
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   MFS Total Return
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Mid--Cap Growth
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Real Estate Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Technology Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Telecom Utility
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Total Return Bond
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Aggressive Growth
      Portfolio (Class 2)           --           --           --           --           --           --      296,620        10.99
   Alliance Growth
      Portfolio (Class 2)           --           --           --           --       32,168        30.32      862,485        29.83
   Balanced Portfolio
      (Class 2)                     --           --           --           --           --           --      529,145        14.99
   Blue Chip Growth
      Portfolio (Class 2)           --           --           --           --           --           --      576,174         5.72
   Capital Growth
      Portfolio (Class 2)           --           --           --           --           --           --      323,064         6.90
   Cash Management
      Portfolio (Class 2)           --           --           --           --           --           --    2,089,431        13.37
   Corporate Bond
      Portfolio (Class 2)           --           --           --           --           --           --    1,599,764        21.59
   Davis Venture Value
      Portfolio (Class 2)           --           --           --           --       86,437        32.51    2,318,132        32.10
   "Dogs" of Wall Street
      Portfolio (Class 2)           --           --           --           --           --           --      559,668        10.68
   Emerging Markets
      Portfolio (Class 2)           --           --           --           --           --           --      544,995        19.67
   Equity Opportunities
      Portfolio (Class 2)           --           --           --           --           --           --      362,286        16.02
   Foreign Value
      Portfolio (Class 2)           --           --           --           --           --           --    2,210,220        16.74
   Fundamental Growth
      Portfolio (Class 2)           --           --           --           --           --           --      157,827        15.49
   Global Bond Portfolio
      (Class 2)                     --           --           --           --           --           --      624,882        21.49
   Global Equities
      Portfolio (Class 2)           --           --           --           --       70,779        18.83      230,251        18.60
   Growth Opportunities
      Portfolio (Class 2)           --           --           --           --           --           --      753,054         4.94
   Growth--Income
      Portfolio (Class 2)           --           --           --           --           --           --      340,283        24.26
   High--Yield Bond
      Portfolio (Class 2)           --           --           --           --           --           --      877,215        19.42
   International
      Diversified
      Equities Portfolio
      (Class 2)                     --           --           --           --           --           --    2,060,969        12.40
   International Growth
      and Income
      Portfolio (Class 2)           --           --           --           --           --           --      818,673        13.24
   Marsico Focused
      Growth Portfolio
      (Class 2)                     --           --           --           --           --           --    1,760,221        10.12
   MFS Massachusetts
      Investors Trust
      Portfolio (Class 2)           --           --           --           --           --           --      584,978        21.01
   MFS Total Return
      Portfolio (Class 2)           --           --           --           --           --           --    2,033,321        25.54
   Mid--Cap Growth
      Portfolio (Class 2)           --           --           --           --       80,186         9.81    1,657,879         9.69
   Real Estate Portfolio
      (Class 2)                     --           --           --           --           --           --      443,922        18.59
   Small & Mid Cap Value
      Portfolio (Class 2)           --           --           --           --           --           --    1,354,330        16.53
   Technology Portfolio
      (Class 2)                     --           --           --           --      109,236         2.05    1,454,845         2.03
   Telecom Utility
      Portfolio (Class 2)           --           --           --           --           --           --      126,319        14.33
   Total Return Bond
      Portfolio (Class 2)           --           --           --           --           --           --      758,237        24.99
   Aggressive Growth
      Portfolio (Class 3)        7,647         7.19        8,651         7.06          216         7.09      603,488        10.89
   Alliance Growth
      Portfolio (Class 3)       56,279         9.84        4,893         9.76       57,533         9.76    2,516,501        29.64
   American Funds Asset
      Allocation SAST
      Portfolio (Class 3)       38,221         9.34       18,473         9.25       67,403         9.26    2,604,504         9.25
   American Funds Global
      Growth SAST
      Portfolio (Class 3)       93,361        10.44      214,389        10.33      125,566        10.36    8,035,000        10.24
   American Funds Growth
      SAST Portfolio
      (Class 3)                 98,659         8.90      157,882         8.81      106,197         8.83   10,258,879         8.84
   American Funds
      Growth--Income
      SAST Portfolio
      (Class 3)                108,373         8.79       53,285         8.70      131,925         8.72   10,525,408         8.54
   Balanced Portfolio
      (Class 3)                  3,203         9.88       37,315         9.80        4,982         9.80      572,625        14.88
   Blue Chip Growth
      Portfolio (Class 3)        8,733         9.79       46,647         9.63        2,254         9.69    1,572,634         5.68
   Capital Growth
      Portfolio (Class 3)       40,095         9.22          248         9.13       40,726         9.15    4,104,221         6.83
   Cash Management
      Portfolio (Class 3)       68,359        10.26        9,286        10.15       46,332        10.17    9,728,284        13.29
   Corporate Bond
      Portfolio (Class 3)      177,652        12.54      124,953        12.41      148,823        12.44   10,904,928        21.35
   Davis Venture Value
      Portfolio (Class 3)      125,044         9.12      131,110         9.02      151,285         9.04    8,060,911        31.88
   "Dogs" of Wall Street
      Portfolio (Class 3)        2,029         9.15           18         9.11          850         9.09      673,900        10.59
   Emerging Markets
      Portfolio (Class 3)       40,912        12.34       31,966        12.20       40,520        12.24    3,826,271        19.50
   Equity Opportunities
      Portfolio (Class 3)        7,175         8.58           --           --        2,124         8.51      777,959        15.90
   Foreign Value
      Portfolio (Class 3)       44,272         9.52      220,385         9.41       49,274         9.42    9,634,308        16.64
   Fundamental Growth
      Portfolio (Class 3)       73,362         9.20        1,914         9.11       66,926         9.11    2,982,048        15.38
   Global Bond Portfolio
      (Class 3)                 43,990        12.27       68,646        12.13       46,757        12.16    3,143,794        21.35
   Global Equities
      Portfolio (Class 3)       15,436         8.78       15,696         8.65          519         8.71      467,392        18.43
   Growth Opportunities
      Portfolio (Class 3)       33,409         9.63       75,611         9.52       23,999         9.55    7,221,742         4.90
   Growth--Income
      Portfolio (Class 3)        1,652         8.37        3,497         8.22        4,027         8.31      327,016        24.10
   High--Yield Bond
      Portfolio (Class 3)       15,833         9.85       98,970         9.72       30,418         9.76    2,733,193        19.29
   International
      Diversified
      Equities Portfolio
      (Class 3)                 69,980         9.51       17,684         9.41       71,247         9.43    9,582,766        12.32
   International Growth
      and Income
      Portfolio (Class 3)      179,803         7.91        4,745         7.84      165,339         7.85    9,299,306        13.10
   Marsico Focused
      Growth Portfolio
      (Class 3)                 23,104         9.42       71,724         9.32       15,976         9.33    2,324,149        10.05

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2009
                                  (continued)

                             Contracts With Total      Contracts With Total      Contracts With Total     Contracts With Total
                               Expenses of 1.15         Expenses of 1.30           Expenses of 1.40         Expenses of 1.52(1)
                          ------------------------- ------------------------- ------------------------- -------------------------
                                           Unit                     Unit                       Unit                      Unit
                          Accumulation   value of   Accumulation   value of   Accumulation   value of   Accumulation    value of
                              units    accumulation    units     accumulation    units     accumulation   units      accumulation
Variable Accounts          outstanding    units      outstanding    units      outstanding     units    outstanding      units
-----------------         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
SUNAMERICA SERIES TRUST
   (continued):
   MFS Massachusetts
      Investors Trust
      Portfolio (Class
      3)                        26,476 $       9.80      121,683 $       9.72       17,897 $       9.72    2,618,366 $      20.87
   MFS Total Return
      Portfolio (Class
      3)                        29,706         9.87       60,177         9.76       11,570         9.78    4,297,090        25.36
   Mid--Cap Growth
      Portfolio (Class
      3)                        17,572         9.92        5,842         9.82       14,624         9.85    3,948,752         9.62
   Real Estate
      Portfolio (Class
      3)                       102,241         6.68      142,110         6.60      121,409         6.62    4,215,499        18.46
   Small & Mid Cap
      Value Portfolio
      (Class 3)                114,411         9.97      149,907         9.86      108,638         9.89    9,531,475        16.42
   Small Company Value
      Portfolio (Class
      3)                        60,695         8.63       80,714         8.53       68,180         8.56    6,496,095         7.84
   Technology Portfolio
      (Class 3)                  2,876         9.22        5,859         9.13        1,329         9.15    5,421,657        2.02
   Telecom Utility
      Portfolio (Class
      3)                         4,948        10.76        4,210        10.65        4,362        10.68      399,490        14.24
   Total Return Bond
      Portfolio (Class
      3)                        84,624        12.46      353,847        12.24       49,321        12.33    4,949,261       24.85
VAN KAMPEN LIFE
   INVESTMENT TRUST
   (Class II):
   Capital Growth
      Portfolio                    105 $      10.16        4,003 $      10.05        4,428 $      10.10    1,253,826 $       9.16
   Comstock Portfolio           61,795         8.45      149,295         8.36       46,943         8.38    8,851,715        10.88
   Growth and Income
      Portfolio                140,961         9.08      159,241         8.98      135,549         9.00   17,149,614        12.69
   PRINCIPAL VARIABLE
   CONTRACTS FUNDS, INC.:
   Diversified
      International
      Account (Class 1)             -- $         --           -- $         --      427,994 $       5.96           -- $         --
   Equity Income
      Account (Class 1)             --           --           --           --    2,525,489         8.43           --           --
   Income Account
      (Class 1)                     --           --           --           --    1,114,115         8.45           --           --
   LargeCap Blend
      Account II (Class
      1)                            --           --           --           --      389,818         5.91           --           --
   LargeCap Growth
      Account (Class 1)             --           --           --           --       73,095         6.19           --           --
   MidCap Blend Account
      (Class 1)                     --           --           --           --      322,426         8.67           --           --
   Money Market Account
      (Class 1)                     --           --           --           --      806,564         6.16           --           --
   Mortgage Securities
      Account (Class 1)             --           --           --           --      584,597         7.66           --           --
   Principal Capital
      Appreciation
      Account (Class 1)             --           --           --           --    1,181,320        11.37           --           --
   Real Estate
      Securities
      Account (Class 1)             --           --           --           --       44,522        14.51           --           --
   SAM Balanced
      Portfolio (Class
      1)                            --           --           --           --    6,223,296         9.69      443,521         9.59
   SAM Conservative
      Balanced
      Portfolio (Class
      1)                            --           --           --           --    1,001,345         7.36           --           --
   SAM Conservative
      Growth Portfolio
      (Class 1)                     --           --           --           --    1,816,000         9.56      334,367         9.42
   SAM Flexible Income
      Portfolio (Class
      1)                            --           --           --           --    1,407,820         8.72           --           --
   SAM Strategic Growth
      Portfolio (Class
      1)                            --           --           --           --      792,139        10.00       91,220         9.88
   Short--Term Income
      Account (Class 1)             --           --           --           --      254,509         7.34           --           --
   SmallCap Growth
      Account II (Class
      1)                            --           --           --           --       74,308         5.38           --           --
   SmallCap Value
      Account I (Class
      1)                            --           --           --           --       27,008         7.62           --           --
   Diversified
      International
      Account (Class 2)             --           --           --           --           --           --           --           --
   Equity Income
      Account (Class 2)             --           --           --           --           --           --      416,778         7.84
   Income Account
      (Class 2)                     --           --           --           --           --           --           --           --
   LargeCap Blend
      Account II (Class
      2)                            --           --           --           --           --           --           --           --
   LargeCap Growth
      Account (Class 2)             --           --           --           --           --           --           --           --
   MidCap Blend Account
      (Class 2)                     --           --           --           --           --           --           --           --
   Money Market Account
      (Class 2)                     --           --           --           --           --           --           --           --
   Mortgage Securities
      Account (Class 2)             --           --           --           --           --           --           --           --
   Principal Capital
      Appreciation
      Account (Class 2)             --           --           --           --           --           --           --           --
   Real Estate
      Securities
      Account (Class 2)             --           --           --           --           --           --           --           --
   SAM Balanced
      Portfolio (Class
      2)                            --           --           --           --           --           --    1,697,460         9.41
   SAM Conservative
      Balanced
      Portfolio (Class
      2)                            --           --           --           --           --           --       21,424         9.96
   SAM Conservative
      Growth Portfolio
      (Class 2)                     --           --           --           --           --           --      921,401         9.24
   SAM Flexible Income
      Portfolio (Class
      2)                            --           --           --           --           --           --       16,951        10.42
   SAM Strategic Growth
      Portfolio (Class
      2)                            --           --           --           --           --           --      357,304         9.71
   Short--Term Income
      Account (Class 2)             --           --           --           --           --           --           --           --
   SmallCap Growth
      Account II (Class
      2)                            --           --           --           --           --           --           --           --
   SmallCap Value
      Account I (Class
      2)                            --           --           --           --           --           --           --           --
COLUMBIA FUNDS VARIABLE
   INSURANCE TRUST
   (Class A):
   Columbia Asset
      Allocation Fund,
      Variable Series               -- $         --           -- $         --           -- $         --       40,574 $      10.50
   Columbia Large Cap
      Value Fund,
      Variable Series               --           --           --           --           --           --      329,508        10.09
   Columbia Small
      Company Growth
      Fund, Variable
      Series                        --           --           --           --           --           --       92,294         9.72
COLUMBIA FUNDS VARIABLE
   INSURANCE TRUST I:
   Columbia High Yield
      Fund, Variable
      Series (Class A)              -- $         --           -- $         --           -- $         --      286,077 $      16.82
   Columbia Marsico
      Focused Equities
      Fund, Variable
      Series (Class A)              --           --           --           --           --           --      755,498         9.77
   Columbia Marsico
      Growth Fund,
      Variable Series
      (Class A)                     --           --           --           --           --           --      297,319         9.12
   Columbia Marsico
      21st Century
      Fund, Variable
      Series (Class A)              --           --           --           --           --           --       76,836        13.21
   Columbia Mid Cap
      Growth Fund,
      Variable Series
      (Class A)                     --           --           --           --           --           --       67,982         9.04
   Columbia Marsico
      International
      Opportunities
      Fund, Variable
      Series (Class B)              --           --           --           --           --           --      232,081        15.85
AMERICAN FUNDS INSURANCE
   SERIES:
   Asset Allocation
      Fund (Class 2)                -- $         --           -- $         --           -- $                 404,127 $      14.32
   Global Growth Fund
      (Class 2)                     --           --           --           --           --           --    6,507,084        20.91
   Growth Fund (Class 2)            --           --           --           --           --           --   10,612,969        16.93
   Growth--Income Fund
      (Class 2)                     --           --           --           --           --           --   11,589,464        14.94
   Asset Allocation
      Fund (Class 3)                --           --      975,579        42.62       41,473        42.10           --           --
   Cash Management Fund
      (Class 3)                     --           --      768,295        22.30       17,432        22.03           --           --
   Growth Fund (Class 3)            --           --    1,449,303       154.09       45,537       152.22           --           --
   Growth--Income Fund
      (Class 3)                     --           --    1,966,002       109.79       85,952       108.46           --           --
   High--Income Bond
      Fund (Class 3)                --           --      326,369        70.76        8,439        69.91           --           --
   International Fund
      (Class 3)                     --           --    1,372,254        47.98       45,157        47.40           --           --
   U.S.
      Government/AAA--
      Rated
      Securities Fund
      (Class 3)                     --           --      718,221        36.32       35,014        35.88           --           --
LORD ABBETT SERIES FUND,
   INC. (Class VC):
   Growth and Income
      Portfolio                103,843 $       8.03       88,350 $       7.91      114,997 $       7.94   10,275,466 $      10.28
   Mid Cap Value
      Portfolio                     --           --           --           --           --           --       55,433        11.13
BB&T VARIABLE INSURANCE
   FUNDS:
   BB&T Capital Manager
      Equity VIF                    -- $         --           -- $         --           -- $         --      127,151 $       9.01
   BB&T Large Cap VIF               --           --           --           --           --           --      104,341         8.35
   BB&T Mid Cap Growth
      VIF                           --           --           --           --           --           --      108,610         8.65
   BB&T Special
      Opportunities
      Equity VIF                    --           --           --           --           --           --      557,216         13.12
   BB&T Total Return
      Bond VIF                      --           --           --           --           --           --      395,010         11.65
MTB GROUP OF FUNDS:
   MTB Managed Allocation
      Fund -- Moderate
      Growth II                     -- $        --            -- $         --           -- $         --           22 $        8.97
FRANKLIN TEMPLETON
   VARIABLE INSURANCE
   PRODUCTS TRUST
   (Class 2):
   Franklin Income
      Securities Fund           24,858 $       9.48       39,082 $       9.45       10,014 $       9.43    1,536,846 $       9.40
   Franklin Templeton
      VIP Founding
      Funds Allocation
      Fund                       5,414         8.56      143,175         8.52       11,251         8.52    2,185,479         8.49

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2009
                                  (continued)

                             Contracts With Total      Contracts With Total      Contracts With Total     Contracts With Total
                             Expenses of 1.52(2)        Expenses of 1.52(3)       Expenses of 1.52(4)      Expenses of 1.52(5)
                          ------------------------- ------------------------- ------------------------- -------------------------
                                           Unit                     Unit                       Unit                      Unit
                          Accumulation   value of   Accumulation   value of   Accumulation   value of   Accumulation    value of
                              units    accumulation    units     accumulation    units     accumulation   units      accumulation
Variable Accounts          outstanding    units      outstanding    units      outstanding     units    outstanding      units
-----------------         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
ANCHOR SERIES TRUST:
   Asset Allocation
      Portfolio (Class 1)    6,032,271 $      24.68           -- $         --           -- $         --           -- $         --
   Capital Appreciation
      Portfolio (Class 1)    7,358,783        43.37      161,107        11.21           --           --           --           --
   Government and Quality
      Bond Portfolio
      (Class 1)              8,919,941        19.28      139,506        13.17           --           --           --           --
   Growth Portfolio
      (Class 1)              3,919,631        29.78           --           --           --           --           --           --
   Natural Resources
      Portfolio (Class 1)    1,879,744        51.58           --           --           --           --           --           --
   Asset Allocation
      Portfolio (Class 2)           --           --           --           --       11,138        24.37           --           --
   Capital Appreciation
      Portfolio (Class 2)           --           --           --           --       21,332        43.28       20,269        42.77
   Government and Quality
      Bond Portfolio
      (Class 2)                     --           --           --           --       85,249        19.07           --           --
   Growth Portfolio
      (Class 2)                     --           --           --           --       28,418        29.46           --           --
   Natural Resources
      Portfolio (Class 2)           --           --           --           --        6,355        51.15           --           --
   Asset Allocation
      Portfolio (Class 3)           --           --           --           --      215,913        24.16          552        10.26
   Capital Appreciation
      Portfolio (Class 3)           --           --           --           --    1,058,981        42.64       83,248        10.75
   Government and Quality
      Bond Portfolio
      (Class 3)                     --           --           --           --    3,779,937        18.91      202,642        11.12
   Growth Portfolio
      (Class 3)                     --           --           --           --      524,210        29.26       14,569         9.37
   Natural Resources
      Portfolio (Class 3)           --           --           --           --      299,335        50.62       46,633        11.05
SUNAMERICA SERIES TRUST:
   Aggressive Growth
      Portfolio (Class 1)    2,744,608 $      11.14       18,926 $       5.89           -- $         --           -- $         --
   Alliance Growth
      Portfolio (Class 1)    6,889,023        30.34       42,201         8.50           --           --           --           --
   Balanced Portfolio
      (Class 1)              3,440,773        15.18       36,369         8.56           --           --           --           --
   Blue Chip Growth
      Portfolio (Class 1)    1,383,713         5.78       54,334         7.03           --           --           --           --
   Capital Growth
      Portfolio (Class 1)    1,095,878         6.98           --           --           --           --           --           --
   Cash Management
      Portfolio (Class 1)    7,677,335        13.54       35,856        10.46           --           --           --           --
   Corporate Bond
      Portfolio (Class 1)    5,647,494        21.85           --           --           --           --           --           --
   Davis Venture Value
      Portfolio (Class 1)   16,734,765        32.53      173,305        11.31           --           --           --           --
   "Dogs" of Wall Street
      Portfolio (Class 1)    1,734,163        10.80           --           --           --           --           --           --
   Emerging Markets
      Portfolio (Class 1)    3,438,532        19.91        9,717        29.82           --           --           --           --
   Equity Opportunities
      Portfolio (Class 1)    2,192,501        16.22           --           --           --           --           --           --
   Fundamental Growth
      Portfolio (Class 1)    3,181,567        15.69       25,655         6.47           --           --           --           --
   Global Bond Portfolio
      (Class 1)              2,666,631        21.77       26,580        14.29           --           --           --           --
   Global Equities
      Portfolio (Class 1)    3,607,381        18.83       16,747         8.65           --           --           --           --
   Growth Opportunities
      Portfolio (Class 1)    2,082,578         4.99           --           --           --           --           --           --
   Growth--Income
      Portfolio (Class 1)    6,429,187        24.60       99,990         7.80           --           --           --           --
   High--Yield Bond
      Portfolio (Class 1)    4,549,357        19.67           --           --           --           --           --           --
   International
      Diversified
      Equities Portfolio
      (Class 1)              5,057,368        12.55           --           --           --           --           --           --
   International Growth
      and Income
      Portfolio (Class 1)    5,067,171        13.39      114,232         9.60           --           --           --           --
   Marsico Focused Growth
      Portfolio (Class 1)    1,655,121        10.25           --           --           --           --           --           --
   MFS Massachusetts
      Investors Trust
      Portfolio (Class 1)    3,038,904        21.25       32,383        10.27           --           --           --           --
   MFS Total Return
      Portfolio (Class 1)    7,510,635        25.85      132,904        12.05           --           --           --           --
   Mid--Cap Growth
      Portfolio (Class 1)    4,125,098         9.81       98,961         5.84           --           --           --           --
   Real Estate Portfolio
      (Class 1)              1,841,334        18.82           --           --           --           --           --           --
   Technology Portfolio
      (Class 1)              6,118,501         2.06           --           --           --           --           --           --
   Telecom Utility
      Portfolio (Class 1)    1,240,148        14.50           --           --           --           --           --           --
   Total Return Bond
      Portfolio (Class 1)    2,541,873        25.31           --           --           --           --           --           --
   Aggressive Growth
      Portfolio (Class 2)           --           --           --           --        8,699        10.99           --           --
   Alliance Growth
      Portfolio (Class 2)           --           --           --           --       15,927        29.83        6,001        29.74
   Balanced Portfolio
      (Class 2)                     --           --           --           --       13,264        14.99           --           --
   Blue Chip Growth
      Portfolio (Class 2)           --           --           --           --       46,440         5.72           --           --
   Capital Growth
      Portfolio (Class 2)           --           --           --           --        2,247         6.90           --           --
   Cash Management
      Portfolio (Class 2)           --           --           --           --       93,672        13.37           --           --
   Corporate Bond
      Portfolio (Class 2)           --           --           --           --       41,781        21.59           --           --
   Davis Venture Value
      Portfolio (Class 2)           --           --           --           --       44,493        32.10       11,198        32.05
   "Dogs" of Wall Street
      Portfolio (Class 2)           --           --           --           --        2,229        10.68           --           --
   Emerging Markets
      Portfolio (Class 2)           --           --           --           --       14,500        19.67           --           --
   Equity Opportunities
      Portfolio (Class 2)           --           --           --           --       23,773        16.02           --           --
   Foreign Value
      Portfolio (Class 2)           --           --           --           --       11,347        16.74           --           --
   Fundamental Growth
      Portfolio (Class 2)           --           --           --           --        4,152        15.49           --           --
   Global Bond Portfolio
      (Class 2)                     --           --           --           --       17,014        21.49           --           --
   Global Equities
      Portfolio (Class 2)           --           --           --           --       17,447        18.60        6,121        18.58
   Growth Opportunities
      Portfolio (Class 2)           --           --           --           --        5,797         4.94           --           --
   Growth--Income
      Portfolio (Class 2)           --           --           --           --       12,222        24.26           --           --
   High--Yield Bond
      Portfolio (Class 2)           --           --           --           --       14,103        19.42           --           --
   International
      Diversified
      Equities Portfolio
      (Class 2)                     --           --           --           --       41,235        12.40           --           --
   International Growth
      and Income
      Portfolio (Class 2)           --           --           --           --       24,695        13.24           --           --
   Marsico Focused Growth
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   MFS Massachusetts
      Investors Trust
      Portfolio (Class 2)           --           --           --           --        8,289        21.01           --           --
   MFS Total Return
      Portfolio (Class 2)           --           --           --           --       43,297        25.54           --           --
   Mid--Cap Growth
      Portfolio (Class 2)           --           --           --           --       35,236         9.69       23,437         9.68
   Real Estate Portfolio
      (Class 2)                     --           --           --           --       16,778        18.59           --           --
   Small & Mid Cap Value
      Portfolio (Class 2)           --           --           --           --       33,151        16.53           --           --
   Technology Portfolio
      (Class 2)                     --           --           --           --        9,233         2.03       23,532         2.03
   Telecom Utility
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Total Return Bond
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Aggressive Growth
      Portfolio (Class 3)           --           --           --           --      168,991        10.89        6,122         7.03
   Alliance Growth
      Portfolio (Class 3)           --           --           --           --      714,901        29.64        7,017         9.71
   American Funds Asset
      Allocation SAST
      Portfolio (Class 3)           --           --           --           --        1,193         9.25      135,200         9.22
   American Funds Global
      Growth SAST
      Portfolio (Class 3)           --           --           --           --       67,581        10.24      346,145        10.31
   American Funds Growth
      SAST Portfolio
      (Class 3)                     --           --           --           --       81,799         8.84      286,983         8.79
   American Funds
      Growth--Income SAST
      Portfolio (Class 3)           --           --           --           --       66,521         8.54      102,444         8.68
   Balanced Portfolio
      (Class 3)                     --           --           --           --      197,007        14.88          904         9.77
   Blue Chip Growth
      Portfolio (Class 3)           --           --           --           --      230,434         5.68       44,139         9.61
   Capital Growth
      Portfolio (Class 3)           --           --           --           --      298,209         6.83       12,498         9.11
   Cash Management
      Portfolio (Class 3)           --           --           --           --    2,842,938        13.29       62,090        10.13
   Corporate Bond
      Portfolio (Class 3)           --           --           --           --    2,493,161        21.35      142,131        12.38
   Davis Venture Value
      Portfolio (Class 3)           --           --           --           --    1,762,051        31.88      225,325         9.00
   "Dogs" of Wall Street
      Portfolio (Class 3)           --           --           --           --      119,931        10.59        4,529         9.06
   Emerging Markets
      Portfolio (Class 3)           --           --           --           --      776,601        19.50       53,757        12.18
   Equity Opportunities
      Portfolio (Class 3)           --           --           --           --      492,498        15.90           30         8.43
   Foreign Value
      Portfolio (Class 3)    1,637,025        16.64           --           --    1,692,986        16.64      276,955         9.39
   Fundamental Growth
      Portfolio (Class 3)           --           --           --           --      139,660        15.38       22,999         9.08
   Global Bond Portfolio
      (Class 3)                     --           --           --           --      626,344        21.35       70,764        12.11
   Global Equities
      Portfolio (Class 3)           --           --           --           --      171,556        18.43       17,822         8.61
   Growth Opportunities
      Portfolio (Class 3)           --           --           --           --    1,104,142         4.90       74,844         9.50
   Growth--Income
      Portfolio (Class 3)           --           --           --           --       72,227        24.10        2,396         8.20
   High--Yield Bond
      Portfolio (Class 3)           --           --           --           --      553,538        19.29       30,897         9.69
   International
      Diversified
      Equities Portfolio
      (Class 3)                     --           --           --           --    1,776,044        12.32       29,754         9.38
   International Growth
      and Income
      Portfolio (Class 3)           --           --           --           --    1,103,985        13.10       51,120         7.81
   Marsico Focused Growth
      Portfolio (Class 3)           --           --           --           --       65,724        10.05       65,801         9.30

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2009
                                  (continued)

                             Contracts With Total      Contracts With Total      Contracts With Total     Contracts With Total
                               Expenses of 1.52(2)      Expenses of 1.52(3)        Expenses of 1.52(4)      Expenses of 1.55(5)
                          ------------------------- ------------------------- ------------------------- -------------------------
                                           Unit                     Unit                       Unit                      Unit
                          Accumulation   value of   Accumulation   value of   Accumulation   value of   Accumulation    value of
                              units    accumulation    units     accumulation    units     accumulation   units      accumulation
Variable Accounts          outstanding    units      outstanding    units      outstanding     units    outstanding      units
-----------------         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
SUNAMERICA SERIES TRUST
   (continued):
   MFS Massachusetts
      Investors Trust
      Portfolio (Class 3)           -- $         --           -- $         --      181,253 $      20.87      118,768 $       9.70
   MFS Total Return
      Portfolio (Class 3)           --           --           --           --    1,168,423        25.36        7,437         9.74
   Mid--Cap Growth
      Portfolio (Class 3)           --           --           --           --      693,082         9.62        6,058         9.79
   Real Estate Portfolio
      (Class 3)                     --           --           --           --      515,728        18.46      149,995         6.59
   Small & Mid Cap Value
      Portfolio (Class 3)      906,916        16.42           --           --    1,657,951        16.42      172,068         9.84
   Small Company Value
      Portfolio (Class 3)           --           --           --           --      647,575         7.84       95,120         8.51
   Technology Portfolio
      (Class 3)                     --           --           --           --    1,075,234         2.02        7,046         9.11
   Telecom Utility
      Portfolio (Class 3)           --           --           --           --       50,625        14.24          959        10.56
   Total Return Bond
      Portfolio (Class 3)           --           --           --           --       59,954        24.85      363,725        12.21
VAN KAMPEN LIFE
   INVESTMENT
   TRUST (Class II):
   Capital Growth
      Portfolio                710,954 $       9.12           -- $         --      210,962 $       9.27        1,192 $      10.03
   Comstock Portfolio        5,878,904        10.88           --           --    1,232,000        10.95      204,459         8.34
   Growth and Income
      Portfolio              4,560,288        12.74           --           --    2,244,185        12.64      169,749         8.96
PRINCIPAL VARIABLE
   CONTRACTS
   FUNDS, INC.:
   Diversified
      International
      Account (Class 1)             -- $         --           -- $         --           -- $         --       24,344 $       5.89
   Equity Income Account
      (Class 1)                     --           --           --           --           --           --      368,765         8.32
   Income Account (Class 1)         --           --           --           --           --           --      197,049         8.34
   LargeCap Blend Account
      II (Class 1)                  --           --           --           --           --           --      191,741         5.84
   LargeCap Growth Account
      (Class 1)                     --           --           --           --           --           --       38,774         6.11
   MidCap Blend Account
      (Class 1)                     --           --           --           --           --           --       27,554         8.56
   Money Market Account
      (Class 1)                     --           --           --           --           --           --      181,410         6.11
   Mortgage Securities
      Account (Class 1)             --           --           --           --           --           --      115,393         7.55
   Principal Capital
      Appreciation Account
      (Class 1)                     --           --           --           --           --           --      173,265        11.22
   Real Estate Securities
      Account (Class 1)             --           --           --           --           --           --        5,458        14.15
   SAM Balanced Portfolio
      (Class 1)                     --           --           --           --           --           --    1,495,997         9.57
   SAM Conservative
      Balanced Portfolio
      (Class 1)                     --           --           --           --           --           --      139,085         7.27
   SAM Conservative Growth
      Portfolio (Class 1)           --           --           --           --           --           --      985,428         9.43
   SAM Flexible Income
      Portfolio (Class 1)           --           --           --           --           --           --      315,975         8.63
   SAM Strategic Growth
      Portfolio (Class 1)           --           --           --           --           --           --      255,848         9.86
   Short--Term Income
      Account (Class 1)             --           --           --           --           --           --       46,531         7.27
   SmallCap Growth Account
      II (Class 1)                  --           --           --           --           --           --       16,247         5.32
   SmallCap Value Account
      I (Class 1)                   --           --           --           --           --           --        1,676         7.54
   Diversified
      International
      Account (Class 2)             --           --           --           --           --           --           --           --
   Equity Income Account
      (Class 2)                     --           --           --           --           --           --           --           --
   Income Account (Class 2)         --           --           --           --           --           --           --           --
   LargeCap Blend Account
      II (Class 2)                  --           --           --           --           --           --           --           --
   LargeCap Growth Account
      (Class 2)                     --           --           --           --           --           --           --           --
   MidCap Blend Account
      (Class 2)                     --           --           --           --           --           --           --           --
   Money Market Account
      (Class 2)                     --           --           --           --           --           --           --           --
   Mortgage Securities
      Account (Class 2)             --           --           --           --           --           --           --           --
   Principal Capital
      Appreciation Account
      (Class 2)                     --           --           --           --           --           --           --           --
   Real Estate Securities
      Account (Class 2)             --           --           --           --           --           --           --           --
   SAM Balanced Portfolio
      (Class 2)                     --           --           --           --           --           --           --           --
   SAM Conservative
      Balanced Portfolio
      (Class 2)                     --           --           --           --           --           --           --           --
   SAM Conservative Growth
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   SAM Flexible Income
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   SAM Strategic Growth
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Short--Term Income
      Account (Class 2)             --           --           --           --           --           --           --           --
   SmallCap Growth Account
      II (Class 2)                  --           --           --           --           --           --           --           --
   SmallCap Value Account
      I (Class 2)                   --           --           --           --           --           --           --           --
COLUMBIA FUNDS VARIABLE
   INSURANCE TRUST
   (Class A):
   Columbia Asset
      Allocation Fund,
      Variable Series               -- $         --       33,405 $      10.50           -- $         --           -- $         --
   Columbia Large Cap
      Value Fund, Variable
      Series                        --           --       51,293        10.09           --           --           --           --
   Columbia Small Company
      Growth Fund,
      Variable Series               --           --       93,527         9.72           --           --           --           --
COLUMBIA FUNDS VARIABLE
   INSURANCE TRUST I:
   Columbia High Yield
      Fund, Variable
      Series (Class A)              -- $         --       72,495 $      16.82      406,379 $      16.76           -- $         --
   Columbia Marsico
      Focused Equities
      Fund, Variable
      Series (Class A)              --           --      163,220         9.77    1,615,866         9.81           --           --
   Columbia Marsico Growth
      Fund, Variable
      Series (Class A)              --           --      100,297         9.12           --           --           --           --
   Columbia Marsico 21st
      Century Fund,
      Variable Series
      (Class A)                     --           --       31,985        13.21           --           --           --           --
   Columbia Mid Cap Growth
      Fund, Variable
      Series (Class A)              --           --       51,469         9.04           --           --           --           --
   Columbia Marsico
      International
      Opportunities Fund,
      Variable Series
      (Class B)                     --           --       35,133        15.85           --           --           --           --
AMERICAN FUNDS INSURANCE
   SERIES:
   Asset Allocation Fund
      (Class 2)              5,560,973 $      14.32           -- $         --           -- $         --           -- $         --
   Global Growth Fund
      (Class 2)              5,111,582        20.91           --           --    2,111,634        20.91           --           --
   Growth Fund (Class 2)     7,492,611        16.93           --           --    3,037,674        16.93           --           --
   Growth--Income Fund
      (Class 2)             10,197,047        14.94           --           --    2,704,059        14.94           --           --
   Asset Allocation Fund
      (Class 3)                     --           --           --           --           --           --           --           --
   Cash Management Fund
      (Class 3)                     --           --           --           --           --           --           --           --
   Growth Fund (Class 3)            --           --           --           --           --           --           --           --
   Growth--Income Fund
      (Class 3)                     --           --           --           --           --           --           --           --
   High--Income Bond Fund
      (Class 3)                     --           --           --           --           --           --           --           --
   International Fund
      (Class 3)                     --           --           --           --           --           --           --           --
   U.S.
      Government/AAA--
      Rated
      Securities Fund
      (Class 3)                     --           --           --           --           --           --           --           --
LORD ABBETT SERIES FUND,
   INC.
   (Class VC):
   Growth and Income
      Portfolio              4,069,488 $      10.28           -- $         --      826,534 $      10.28       96,134 $       7.90
   Mid Cap Value
      Portfolio              2,653,324        11.13           --           --           --           --           --           --
BB&T VARIABLE INSURANCE
   FUNDS:
   BB&T Capital Manager
      Equity VIF                    -- $         --           -- $         --       73,457 $       9.01           -- $         --
   BB&T Large Cap VIF               --           --           --           --       32,796         8.35           --           --
   BB&T Mid Cap Growth
      VIF                           --           --           --           --       13,046         8.65           --           --
   BB&T Special
   Opportunities Equity
      VIF                           --           --           --           --      129,110        13.12           --           --
   BB&T Total Return
      Bond
      VIF                           --           --           --           --      151,585        11.65           --           --
MTB GROUP OF FUNDS:
   MTB Managed Allocation
      Fund -- Moderate
      Growth II                     -- $         --           -- $         --           -- $         --           -- $        --
FRANKLIN TEMPLETON
   VARIABLE
   INSURANCE PRODUCTS
   TRUST
   (Class 2):
   Franklin Income
      Securities Fund               -- $         --           -- $         --           -- $         --       39,496 $       9.43
   Franklin Templeton VIP
      Founding Funds
      Allocation Fund               --           --           --           --           --           --       30,841         8.50

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2009
                                  (continued)

                             Contracts With Total      Contracts With Total      Contracts With Total     Contracts With Total
                             Expenses of 1.55(6)        Expenses of 1.65          Expenses of 1.70         Expenses of 1.72(4)
                          ------------------------- ------------------------- ------------------------- -------------------------
                                           Unit                     Unit                       Unit                      Unit
                          Accumulation   value of   Accumulation   value of   Accumulation   value of   Accumulation    value of
                              units    accumulation    units     accumulation    units     accumulation   units      accumulation
Variable Accounts          outstanding    units      outstanding    units      outstanding     units    outstanding      units
-----------------         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
ANCHOR SERIES TRUST:
   Asset Allocation
      Portfolio (Class 1)           -- $         --           -- $         --           -- $         --           -- $         --
   Capital Appreciation
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Government and Quality
      Bond Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Growth Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Natural Resources
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Asset Allocation
      Portfolio (Class 2)           --           --           --           --           --           --       11,766        24.03
   Capital Appreciation
      Portfolio (Class 2)       30,195        43.92           --           --       14,883        43.44       38,739        42.69
   Government and Quality
      Bond Portfolio
      (Class 2)                     --           --           --           --           --           --      103,043        18.77
   Growth Portfolio
      (Class 2)                     --           --           --           --           --           --       21,936        29.02
   Natural Resources
      Portfolio (Class 2)           --           --           --           --           --           --        8,998        50.27
   Asset Allocation
      Portfolio (Class 3)           --           --       12,738        10.22           --           --      568,981        23.84
   Capital Appreciation
      Portfolio (Class 3)           --           --      152,636        10.68           --           --    1,548,585        42.04
   Government and Quality
      Bond Portfolio
      (Class 3)                     --           --      549,089        11.06           --           --    5,138,702        18.64
   Growth Portfolio
      (Class 3)                     --           --       82,584         9.31           --           --      788,222        28.83
   Natural Resources
      Portfolio (Class 3)           --           --       67,305        10.96           --           --      502,780        49.82
SUNAMERICA SERIES TRUST:
   Aggressive Growth
      Portfolio (Class 1)           -- $         --           -- $         --           -- $         --           -- $         --
   Alliance Growth
      Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Balanced Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Blue Chip Growth
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Capital Growth
      Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Cash Management
      Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Corporate Bond
      Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Davis Venture Value
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   "Dogs" of Wall Street
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Emerging Markets
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Equity Opportunities
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Fundamental Growth
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Global Bond Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Global Equities
      Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Growth Opportunities
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Growth--Income
      Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   High--Yield Bond
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   International
      Diversified
      Equities Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   International Growth
      and
      Income Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Marsico Focused Growth
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   MFS Massachusetts
      Investors Trust
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   MFS Total Return
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Mid--Cap Growth
      Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Real Estate Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Technology Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Telecom Utility
      Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Total Return Bond
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Aggressive Growth
      Portfolio (Class 2)           --           --           --           --           --           --       10,240        10.85
   Alliance Growth
      Portfolio
      (Class 2)                 13,371        30.01           --           --       13,383        29.65       19,444        29.42
   Balanced Portfolio
      (Class 2)                     --           --           --           --           --           --       16,564        14.77
   Blue Chip Growth
      Portfolio (Class 2)           --           --           --           --           --           --       40,494         5.64
   Capital Growth
      Portfolio
      (Class 2)                     --           --           --           --           --           --       19,450         6.81
   Cash Management
      Portfolio
      (Class 2)                     --           --           --           --           --           --       66,445        13.19
   Corporate Bond
      Portfolio
      (Class 2)                     --           --           --           --           --           --       40,065        21.26
   Davis Venture Value
      Portfolio (Class 2)           --           --           --           --           --           --       59,911        31.58
   "Dogs" of Wall Street
      Portfolio (Class 2)           --           --           --           --           --           --       14,657        10.54
   Emerging Markets
      Portfolio (Class 2)           --           --           --           --           --           --        8,157        19.42
   Equity Opportunities
      Portfolio (Class 2)           --           --           --           --           --           --       10,395        15.81
   Foreign Value
      Portfolio
      (Class 2)                     --           --           --           --           --           --       23,743        16.48
   Fundamental Growth
      Portfolio (Class 2)           --           --           --           --           --           --       21,512        15.30
   Global Bond Portfolio
      (Class 2)                     --           --           --           --           --           --       17,887        21.22
   Global Equities
      Portfolio
      (Class 2)                 14,585        18.66           --           --       12,823        19.04       13,203        18.38
   Growth Opportunities
      Portfolio (Class 2)           --           --           --           --           --           --       27,661         4.86
   Growth--Income
      Portfolio
      (Class 2)                     --           --           --           --           --           --       25,330        23.95
   High--Yield Bond
      Portfolio (Class 2)           --           --           --           --           --           --       26,513        19.18
   International
      Diversified
      Equities Portfolio
      (Class 2)                     --           --           --           --           --           --       81,688        12.25
   International Growth
      and
      Income Portfolio
      (Class 2)                     --           --           --           --           --           --       28,119        13.06
   Marsico Focused Growth
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   MFS Massachusetts
      Investors Trust
      Portfolio (Class 2)           --           --           --           --           --           --       13,724        20.70
   MFS Total Return
      Portfolio (Class 2)           --           --           --           --           --           --       73,343        25.18
   Mid--Cap Growth
      Portfolio
      (Class 2)                 15,615         9.70           --           --       23,899         9.57       41,962         9.53
   Real Estate Portfolio
      (Class 2)                     --           --           --           --           --           --       16,998        18.36
   Small & Mid Cap Value
      Portfolio (Class 2)           --           --           --           --           --           --       22,614        16.26
   Technology Portfolio
      (Class 2)                 91,596         2.03           --           --       68,632         2.00        8,329         2.00
   Telecom Utility
      Portfolio
      (Class 2)                     --           --           --           --           --           --           --           --
   Total Return Bond
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Aggressive Growth
      Portfolio (Class 3)           --           --        4,918         7.07           --           --      117,495        10.71
   Alliance Growth
      Portfolio
      (Class 3)                     --           --        3,517         9.67           --           --    1,128,867        29.20
   American Funds Asset
      Allocation SAST
      Portfolio (Class 3)           --           --      203,090         9.19           --           --          873         9.21
   American Funds Global
      Growth SAST
      Portfolio
      (Class 3)                     --           --      338,738        10.27           --           --       69,754        10.19
   American Funds Growth
      SAST Portfolio
      (Class 3)                     --           --      354,727         8.76           --           --      191,238         8.79
   American Funds
      Growth--Income SAST
      Portfolio (Class 3)           --           --      413,290         8.66           --           --       94,764         8.49
   Balanced Portfolio
      (Class 3)                     --           --       27,452         9.70           --           --      224,126        14.64
   Blue Chip Growth
      Portfolio (Class 3)           --           --       48,715         9.58           --           --      378,058         5.59
   Capital Growth
      Portfolio
      (Class 3)                     --           --       82,361         9.03           --           --      612,326         6.73
   Cash Management
      Portfolio
      (Class 3)                     --           --      187,640        10.09           --           --    2,952,251        13.09
   Corporate Bond
      Portfolio
      (Class 3)                     --           --      418,011        12.31           --           --    3,532,019        21.11
   Davis Venture Value
      Portfolio (Class 3)           --           --      293,917         8.96           --           --    2,768,129        31.42
   "Dogs" of Wall Street
      Portfolio (Class 3)           --           --       22,926         9.03           --           --      240,463        10.44
   Emerging Markets
      Portfolio (Class 3)           --           --      133,837        12.10           --           --    1,102,503        19.19
   Equity Opportunities
      Portfolio (Class 3)           --           --        7,938         8.42           --           --      633,727        15.65
   Foreign Value Portfolio
      (Class 3)                     --           --      338,212         9.36           --           --    2,656,387        16.39
   Fundamental Growth
      Portfolio (Class 3)           --           --      130,430         9.01           --           --      254,317        15.12
   Global Bond Portfolio
      (Class 3)                     --           --      205,249        12.07           --           --      870,980        20.98
   Global Equities
      Portfolio
      (Class 3)                     --           --       33,302         8.59           --           --      296,365        18.17
   Growth Opportunities
      Portfolio (Class 3)           --           --      152,649         9.47           --           --    1,308,501         4.82
   Growth--Income
      Portfolio
      (Class 3)                     --           --        9,021         8.21           --           --       84,004        23.73
   High--Yield Bond
      Portfolio (Class 3)           --           --       85,566         9.63           --           --      852,407        18.99
   International
      Diversified
      Equities Portfolio
      (Class 3)                     --           --      114,250         9.32           --           --    2,959,692        12.14
   International Growth
      and
      Income Portfolio
      (Class 3)                     --           --      429,713         7.77           --           --    1,759,924        12.93
   Marsico Focused Growth
      Portfolio (Class 3)           --           --      100,338         9.24           --           --      214,826         9.91

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2009
                                  (continued)

                                Contracts With Total      Contracts With Total      Contracts With Total     Contracts With Total
                                 Expenses of 1.55(6)        Expenses of 1.65          Expenses of 1.70        Expenses of 1.72(4)
                             ------------------------- ------------------------- ------------------------- -------------------------
                                              Unit                     Unit                       Unit                      Unit
                             Accumulation   value of   Accumulation   value of   Accumulation   value of   Accumulation    value of
                                 units    accumulation    units     accumulation    units     accumulation   units      accumulation
Variable Accounts             outstanding    units      outstanding    units      outstanding     units    outstanding      units
-----------------            ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
SUNAMERICA SERIES TRUST
    (continued):
     MFS Massachusetts
       Investors Trust
       Portfolio (Class 3)             -- $         --      235,456 $       9.63           -- $         --      314,008 $      20.57
     MFS Total Return
        Portfolio (Class 3)            --           --       94,978         9.71           --           --    2,056,096        24.97
     Mid--Cap Growth
        Portfolio (Class 3)            --           --       29,637         9.77           --           --      983,323         9.48
     Real Estate Portfolio
        (Class 3)                      --           --      325,241         6.55           --           --      884,174        18.18
     Small & Mid Cap Value
        Portfolio (Class 3)            --           --      404,087         9.81           --           --    2,381,956        16.17
     Small Company Value
        Portfolio (Class 3)            --           --      166,100         8.49           --           --    1,052,906         7.78
     Technology Portfolio
        (Class 3)                      --           --       10,297         9.06           --           --    1,464,466         1.99
     Telecom Utility
        Portfolio (Class 3)            --           --       10,602        10.57           --           --       36,597        13.98
     Total Return Bond
        Portfolio (Class 3)            --           --      542,771        12.20           --           --       97,818        24.47
VAN KAMPEN LIFE INVESTMENT
    TRUST (Class II):
    Capital Growth
       Portfolio                       -- $         --       10,106 $      10.02           -- $         --      281,737 $       9.14
    Comstock Portfolio             69,075        10.90      273,921         8.31       78,281        10.74    1,894,960        10.82
    Growth and Income
       Portfolio                       --           --      480,462         8.91           --           --    3,529,275        12.46
PRINCIPAL VARIABLE CONTRACTS
    FUNDS, INC.:
    Diversified
       International
       Account (Class 1)               -- $         --           -- $         --           -- $         --           -- $         --
    Equity Income Account
       (Class 1)                       --           --           --           --           --           --           --           --
    Income Account (Class
       1)                              --           --           --           --           --           --           --           --
    LargeCap Blend Account
       II (Class 1)                    --           --           --           --           --           --           --           --
    LargeCap Growth
       Account (Class 1)               --           --           --           --           --           --           --           --
    MidCap Blend Account
       (Class 1)                       --           --           --           --           --           --           --           --
    Money Market Account
       (Class 1)                       --           --           --           --           --           --           --           --
    Mortgage Securities
       Account (Class 1)               --           --           --           --           --           --           --           --
    Principal Capital
       Appreciation
       Account (Class 1)               --           --           --           --           --           --           --           --
    Real Estate Securities
       Account (Class 1)               --           --           --           --           --           --           --           --
    SAM Balanced Portfolio
       (Class 1)                       --           --           --           --           --           --           --           --
    SAM Conservative
       Balanced Portfolio
       (Class 1)                       --           --           --           --           --           --           --           --
    SAM Conservative
       Growth Portfolio
       (Class 1)                       --           --           --           --           --           --           --           --
    SAM Flexible Income
       Portfolio (Class 1)             --           --           --           --           --           --           --           --
    SAM Strategic Growth
       Portfolio (Class 1)             --           --           --           --           --           --           --           --
    Short--Term Income
       Account (Class 1)               --           --           --           --           --           --           --           --
    SmallCap Growth
       Account II (Class 1)            --           --           --           --           --           --           --           --
    SmallCap Value Account
       I (Class 1)                     --           --           --           --           --           --           --           --
    Diversified
       International
       Account (Class 2)          163,494         5.78           --           --       54,060         5.70           --           --
    Equity Income Account
       (Class 2)                1,518,550         8.13           --           --      162,702         8.03           --           --
    Income Account (Class
       2)                         601,001         8.22           --           --       88,680         8.13           --           --
    LargeCap Blend Account
       II (Class 2)                79,999         5.70           --           --       17,449         5.64           --           --
    LargeCap Growth
       Account (Class 2)           45,501         6.00           --           --       17,518         5.93           --           --
    MidCap Blend Account
       (Class 2)                   73,892         8.36           --           --       17,402         8.29           --           --
    Money Market Account
       (Class 2)                  526,012         5.98           --           --      130,392         5.90           --           --
    Mortgage Securities
       Account (Class 2)          153,660         7.37           --           --       51,550         7.29           --           --
    Principal Capital
       Appreciation
       Account (Class 2)          300,780        10.95           --           --       57,729        10.82           --           --
    Real Estate Securities
       Account (Class 2)           23,068        14.37           --           --        9,169        14.08           --           --
    SAM Balanced Portfolio
       (Class 2)                3,066,108         9.39           --           --    1,262,138         9.29           --           --
    SAM Conservative
       Balanced Portfolio
       (Class 2)                  770,273         7.14           --           --      267,874         7.06           --           --
    SAM Conservative
       Growth Portfolio
       (Class 2)                1,173,718         9.23           --           --    1,246,013         9.13           --           --
    SAM Flexible Income
       Portfolio (Class 2)      1,395,003         8.44           --           --      190,315         8.34           --           --
    SAM Strategic Growth
       Portfolio (Class 2)        557,783         9.66           --           --      580,280         9.54           --           --
    Short--Term Income
       Account (Class 2)          162,703         7.11           --           --       79,255         7.04           --           --
    SmallCap Growth
       Account II (Class 2)        39,432         5.19           --           --        7,151         5.13           --           --
    SmallCap Value Account
       I (Class 2)                  9,234         7.52           --           --        4,671         7.46           --           --
COLUMBIA FUNDS VARIABLE
     INSURANCE TRUST (Class
     A):
    Columbia Asset
       Allocation Fund,
       Variable Series                 -- $         --           -- $         --           -- $         --           -- $         --
    Columbia Large Cap
       Value Fund,
       Variable Series                 --           --           --           --           --           --           --           --
    Columbia Small Company
       Growth Fund,
       Variable Series                 --           --           --           --           --           --           --           --
COLUMBIA FUNDS VARIABLE
    INSURANCE TRUST I:
    Columbia High Yield
       Fund, Variable
       Series (Class A)                -- $         --           -- $         --           -- $         --      454,638 $      16.52
    Columbia Marsico
       Focused Equities
       Fund, Variable
       Series (Class A)                --           --           --           --           --           --    1,685,003         9.67
    Columbia Marsico
       Growth Fund,
       Variable Series
       (Class A)                       --           --           --           --           --           --           --           --
    Columbia Marsico 21st
       Century Fund,
       Variable Series
       (Class A)                       --           --           --           --           --           --           --           --
    Columbia Mid Cap
       Growth Fund,
       Variable Series
       (Class A)                       --           --           --           --           --           --           --           --
    Columbia Marsico
       International
       Opportunities Fund,
       Variable Series
       (Class B)                       --           --           --           --           --           --           --           --
AMERICAN FUNDS INSURANCE
    SERIES:
    Asset Allocation Fund
       (Class 2)                       -- $         --           -- $         --           -- $         --           -- $         --
    Global Growth Fund
       (Class 2)                       --           --           --           --           --           --    2,990,844        20.61
    Growth Fund (Class 2)              --           --           --           --           --           --    5,081,876        16.68
    Growth--Income Fund
       (Class 2)                       --           --           --           --           --           --    4,832,785        14.72
    Asset Allocation Fund
       (Class 3)                       --           --           --           --           --           --           --           --
    Cash Management Fund
       (Class 3)                       --           --           --           --           --           --           --           --
    Growth Fund (Class 3)              --           --           --           --           --           --           --           --
    Growth--Income Fund
       (Class 3)                       --           --           --           --           --           --           --           --
    High--Income Bond Fund
       (Class 3)                       --           --           --           --           --           --           --           --
    International Fund
       (Class 3)                       --           --           --           --           --           --           --           --
    U.S.
       Government/AAA--
       Rated
       Securities Fund
       (Class 3)                       --           --           --           --           --           --           --           --
LORD ABBETT SERIES FUND,
    INC.
    (Class VC):
    Growth and Income
       Portfolio                       -- $         --      292,677 $       7.84           -- $         --    1,548,729 $      10.09
    Mid Cap Value Portfolio            --           --           --           --           --           --           --           --
BB&T VARIABLE INSURANCE
    FUNDS:
    BB&T Capital Manager
       Equity VIF                      -- $         --           -- $         --           -- $         --       20,588 $       8.83
    BB&T Large Cap VIF                 --           --           --           --           --           --       31,410         8.12
    BB&T Mid Cap Growth VIF            --           --           --           --           --           --       12,943         8.57
       BB&T Special
       Opportunities
       Equity VIF                      --           --           --           --           --           --      148,204        13.03
    BB&T Total Return Bond
       VIF                             --           --           --           --           --           --       89,989        11.65
    MTB GROUP OF FUNDS:
    MTB Managed Allocation
       Fund -- Moderate
       Growth II                       -- $         --           -- $         --           -- $         --           -- $         --
FRANKLIN TEMPLETON VARIABLE
    INSURANCE PRODUCTS TRUST
    (Class 2):
     Franklin Income
        Securities Fund                -- $         --       37,140 $       9.39           -- $         --           -- $         --
     Franklin Templeton VIP
     Founding Funds
       Allocation
       Fund                            --           --      116,746         8.48           --           --           --           --

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2009
                                  (continued)

                             Contracts With Total      Contracts With Total      Contracts With Total     Contracts With Total
                             Expenses of 1.77(1)        Expenses of 1.77(2)       Expenses of 1.77(3)      Expenses of 1.80
                          ------------------------- ------------------------- ------------------------- -------------------------
                                           Unit                     Unit                       Unit                      Unit
                          Accumulation   value of   Accumulation   value of   Accumulation   value of   Accumulation    value of
                              units    accumulation    units     accumulation    units     accumulation   units      accumulation
Variable Accounts          outstanding    units      outstanding    units      outstanding     units    outstanding      units
-----------------         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
ANCHOR SERIES TRUST:
   Asset Allocation
      Portfolio (Class 1)           -- $         --       32,654 $      24.15           -- $         --           -- $         --
   Capital Appreciation
      Portfolio (Class 1)           --           --      177,413        42.40       39,190        11.47           --           --
   Government and Quality
      Bond Portfolio
      (Class 1)                     --           --      268,647        18.86       69,461        12.88           --           --
   Growth Portfolio
      (Class 1)                     --           --       83,931        29.12           --           --           --           --
   Natural Resources
      Portfolio (Class 1)           --           --       42,997        50.44           --           --           --           --
   Asset Allocation
      Portfolio (Class 2)       97,365        23.89           --           --           --           --           --           --
   Capital Appreciation
      Portfolio (Class 2)      166,412        42.04           --           --           --           --       19,693        41.81
   Government and Quality
      Bond Portfolio
     (Class 2)                 576,517        18.66           --           --           --           --           --           --
   Growth Portfolio
      (Class 2)                145,070        28.85           --           --           --           --           --           --
   Natural Resources
      Portfolio (Class 2)      104,727        49.90           --           --           --           --           --           --
   Asset Allocation
      Portfolio (Class 3)       67,813        23.95           --           --           --           --           25        10.18
   Capital Appreciation
      Portfolio (Class 3)      864,482        41.86           --           --           --           --       13,919        10.66
   Government and Quality
      Bond Portfolio
      (Class 3)              4,469,688        18.56           --           --           --           --       76,116        11.02
   Growth Portfolio
      (Class 3)                596,660        28.70           --           --           --           --       11,117         9.28
   Natural Resources
      Portfolio (Class 3)      381,122        49.71           --           --           --           --       17,796        10.96
SUNAMERICA SERIES TRUST:
   Aggressive Growth
      Portfolio (Class 1)           -- $         --       23,081 $      10.89        2,272 $       5.76           -- $         --
   Alliance Growth
      Portfolio
      (Class 1)                     --           --       94,069        29.67       30,522         8.12           --           --
   Balanced Portfolio
      (Class 1)                     --           --       46,000        14.85      113,493         8.37           --           --
   Blue Chip Growth
      Portfolio (Class 1)           --           --       86,554         5.65       18,158         6.88           --           --
   Capital Growth
      Portfolio
      (Class 1)                     --           --       72,768         6.82           --           --           --           --
   Cash Management
      Portfolio
      (Class 1)                     --           --      139,013        13.24       38,587        10.31           --           --
   Corporate Bond
      Portfolio
      (Class 1)                     --           --      189,931        21.36           --           --           --           --
   Davis Venture Value
      Portfolio (Class 1)           --           --      427,333        31.80       67,223        10.97           --           --
   "Dogs" of Wall Street
      Portfolio (Class 1)           --           --       43,472        10.56           --           --           --           --
   Emerging Markets
      Portfolio (Class 1)           --           --       49,967        19.48        4,111        29.18           --           --
   Equity Opportunities
      Portfolio (Class 1)           --           --       79,663        15.85           --           --           --           --
   Fundamental Growth
      Portfolio (Class 1)           --           --       39,255        15.35        6,026         6.33           --           --
   Global Bond Portfolio
      (Class 1)                     --           --       97,675        21.28       14,136        13.98           --           --
   Global Equities
      Portfolio
      (Class 1)                     --           --       31,795        18.41        1,010         8.46           --           --
   Growth Opportunities
      Portfolio (Class 1)           --           --       64,276         4.89           --           --           --           --
   Growth--Income
      Portfolio
      (Class 1)                     --           --       91,696        24.06       33,992         7.63           --           --
   High--Yield Bond
      Portfolio (Class 1)           --           --      107,221        19.25           --           --           --           --
   International
      Diversified
      Equities Portfolio
      (Class 1)                     --           --       80,233        12.27           --           --           --           --
   International Growth
      and
      Income Portfolio
      (Class 1)                     --           --      143,907        13.08       39,621         9.39           --           --
   Marsico Focused Growth
      Portfolio (Class 1)           --           --      167,436        10.02           --           --           --           --
   MFS Massachusetts
      Investors Trust
      Portfolio (Class 1)           --           --       61,694        20.78        3,536         9.53           --           --
   MFS Total Return
      Portfolio (Class 1)           --           --      384,218        25.29       24,229        11.79           --           --
   Mid--Cap Growth
      Portfolio
      (Class 1)                     --           --      232,540         9.59       23,194         5.72           --           --
   Real Estate Portfolio
      (Class 1)                     --           --       33,564        18.40           --           --           --           --
   Technology Portfolio
      (Class 1)                     --           --      195,746         2.01           --           --           --           --
   Telecom Utility
      Portfolio
      (Class 1)                     --           --       25,653        14.18           --           --           --           --
   Total Return Bond
      Portfolio (Class 1)           --           --       35,334        24.79           --           --           --           --
   Aggressive Growth
      Portfolio (Class 2)       62,402        10.76           --           --           --           --           --           --
   Alliance Growth
      Portfolio
      (Class 2)                113,335        29.18           --           --           --           --        1,317        29.34
   Balanced Portfolio
      (Class 2)                 99,459        14.69           --           --           --           --           --           --
   Blue Chip Growth
      Portfolio (Class 2)      126,599         5.61           --           --           --           --           --           --
   Capital Growth
      Portfolio
      (Class 2)                 52,958         6.76           --           --           --           --           --           --
   Cash Management
      Portfolio
      (Class 2)                360,630        13.11           --           --           --           --           --           --
   Corporate Bond
      Portfolio
      (Class 2)                278,711        21.13           --           --           --           --           --           --
   Davis Venture Value
      Portfolio (Class 2)      348,058        31.42           --           --           --           --        4,493        31.38
   "Dogs" of Wall Street
      Portfolio (Class 2)      109,084        10.45           --           --           --           --           --           --
   Emerging Markets
      Portfolio (Class 2)       86,021        19.28           --           --           --           --           --           --
   Equity Opportunities
      Portfolio (Class 2)       83,142        15.70           --           --           --           --           --           --
   Foreign Value
      Portfolio
      (Class 2)                178,352        16.43           --           --           --           --           --           --
   Fundamental Growth
      Portfolio (Class 2)       36,305        15.18           --           --           --           --           --           --
   Global Bond Portfolio
      (Class 2)                 89,862        21.04           --           --           --           --           --           --
   Global Equities
      Portfolio
      (Class 2)                 47,934        18.20           --           --           --           --        2,799        18.25
   Growth Opportunities
      Portfolio (Class 2)      149,381         4.83           --           --           --           --           --           --
   Growth--Income
      Portfolio
      (Class 2)                 82,784        23.78           --           --           --           --           --           --
   High--Yield Bond
      Portfolio (Class 2)      223,234        19.02           --           --           --           --           --           --
   International
      Diversified
      Equities Portfolio
      (Class 2)                205,368        12.14           --           --           --           --           --           --
   International Growth
      and
      Income Portfolio
      (Class 2)                164,725        12.98           --           --           --           --           --           --
   Marsico Focused Growth
      Portfolio (Class 2)      255,391         9.93           --           --           --           --           --           --
   MFS Massachusetts
      Investors Trust
      Portfolio (Class 2)       99,594        20.58           --           --           --           --           --           --
   MFS Total Return
      Portfolio (Class 2)      325,792        25.01           --           --           --           --           --           --
   Mid--Cap Growth
      Portfolio
      (Class 2)                248,933         9.49           --           --           --           --       13,523         9.48
   Real Estate Portfolio
      (Class 2)                100,238        18.19           --           --           --           --           --           --
   Small & Mid Cap Value
      Portfolio (Class 2)      189,384        16.22           --           --           --           --           --           --
   Technology Portfolio
      (Class 2)                266,993         1.99           --           --           --           --       45,239         1.99
   Telecom Utility
      Portfolio
      (Class 2)                 77,715        14.06           --           --           --           --           --           --
   Total Return Bond
      Portfolio (Class 2)      136,675        24.47           --           --           --           --           --           --
   Aggressive Growth
      Portfolio (Class 3)      106,008        10.69           --           --           --           --           23         6.99
   Alliance Growth
      Portfolio
      (Class 3)                345,234        29.08           --           --           --           --       13,207         9.62
   American Funds Asset
      Allocation SAST
      Portfolio (Class 3)    1,411,832         9.18           --           --           --           --       11,336         9.13
   American Funds Global
      Growth SAST
      Portfolio
      (Class 3)              3,722,764        10.16           --           --           --           --       19,521        10.22
   American Funds Growth
      SAST Portfolio
      (Class 3)              4,327,794         8.77           --           --           --           --       21,316         8.71
   American Funds
      Growth--Income SAST
      Portfolio (Class 3)    4,728,694         8.47           --           --           --           --       15,892         8.61
   Balanced Portfolio
      (Class 3)                145,066        14.60           --           --           --           --           25         9.67
   Blue Chip Growth
      Portfolio (Class 3)      439,402         5.57           --           --           --           --        1,583         9.52
   Capital Growth
      Portfolio
      (Class 3)              1,686,746         6.76           --           --           --           --        9,321         8.97
   Cash Management
      Portfolio
      (Class 3)              1,695,954        13.02           --           --           --           --       30,454        10.04
   Corporate Bond
      Portfolio
      (Class 3)              3,357,346        20.98           --           --           --           --       38,367        12.27
   Davis Venture Value
      Portfolio (Class 3)    1,617,142        31.28           --           --           --           --       30,562         8.92
   "Dogs" of Wall Street
      Portfolio (Class 3)       93,766        10.41           --           --           --           --          105         8.89
   Emerging Markets
      Portfolio (Class 3)    1,016,709        19.15           --           --           --           --       10,087        12.07
   Equity Opportunities
      Portfolio (Class 3)      113,873        15.60           --           --           --           --          199         8.29
   Foreign Value
      Portfolio
      (Class 3)              2,121,061        16.32       59,044        16.32           --           --       16,845         9.31
   Fundamental Growth
      Portfolio (Class 3)    1,260,058        15.08           --           --           --           --       15,779         8.98
   Global Bond Portfolio
      (Class 3)              1,039,957        20.87           --           --           --           --       10,418        12.00
   Global Equities
       Portfolio
      (Class 3)                138,715        18.02           --           --           --           --           24         8.52
   Growth Opportunities
      Portfolio (Class 3)    2,301,128         4.81           --           --           --           --        5,622         9.42
   Growth--Income
      Portfolio
      (Class 3)                 61,341        23.64           --           --           --           --          262         8.03
   High--Yield Bond
      Portfolio (Class 3)      666,828        18.92           --           --           --           --        2,264         9.63
   International
      Diversified
      Equities Portfolio
      (Class 3)              2,038,473        12.09           --           --           --           --       18,390         9.30
   International Growth
      and
      Income Portfolio
      (Class 3)              3,102,730        12.89           --           --           --           --       35,619         7.74
   Marsico Focused Growth
      Portfolio (Class 3)      645,174         9.86           --           --           --           --        7,575         9.21

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2009
                                  (continued)

                                Contracts With Total      Contracts With Total      Contracts With Total     Contracts With Total
                                 Expenses of 1.77(1)      Expenses of 1.77(2)       Expenses of 1.77(3)        Expenses of 1.80
                             ------------------------- ------------------------- ------------------------- -------------------------
                                              Unit                     Unit                       Unit                      Unit
                             Accumulation   value of   Accumulation   value of   Accumulation   value of   Accumulation    value of
                                 units    accumulation    units     accumulation    units     accumulation   units      accumulation
Variable Accounts             outstanding    units      outstanding    units      outstanding     units    outstanding      units
-----------------            ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
SUNAMERICA SERIES TRUST
    (continued):
    MFS Massachusetts
       Investors Trust
       Portfolio (Class 3)        774,228 $      20.48           -- $         --           -- $         --        2,783 $       9.58
    MFS Total Return
       Portfolio (Class 3)        865,184        24.87           --           --           --           --        4,207         9.60
    Mid--Cap Growth
       Portfolio (Class 3)        752,459         9.43           --           --           --           --        3,312         9.66
    Real Estate Portfolio
    (Class 3)                   1,304,451        18.12           --           --           --           --       25,864         6.53
    Small & Mid Cap Value
       Portfolio (Class 3)      2,802,614        16.10       31,739        16.10           --           --       25,848         9.76
    Small Company Value
       Portfolio (Class 3)      2,243,803         7.76           --           --           --           --       13,334         8.44
    Technology Portfolio
       (Class 3)                1,158,207         1.98           --           --           --           --          886         8.98
    Telecom Utility
       Portfolio (Class 3)         83,336        14.11           --           --           --           --        2,358        10.53
    Total Return Bond
       Portfolio (Class 3)      1,717,226        24.56           --           --           --           --        6,561        12.08
VAN KAMPEN LIFE INVESTMENT
    TRUST (Class II):
    Capital Growth
       Portfolio                  233,171 $       8.99       58,929 $       8.90           -- $         --           24 $       9.90
    Comstock Portfolio          2,219,890        10.68      329,381        10.67           --           --       10,019         8.27
    Growth and Income
       Portfolio                4,312,631        12.46      230,417        12.48           --           --       32,838         8.88
PRINCIPAL VARIABLE CONTRACTS
    FUNDS, INC.:
    Diversified
       International
          Account (Class 1)            -- $         --           -- $         --           -- $         --       20,761 $       5.80
       Equity Income Account
          (Class 1)                    --           --           --           --           --           --      239,535         8.15
       Income Account (Class
          1)                           --           --           --           --           --           --      123,878         8.17
       LargeCap Blend
          Account
          II (Class 1)                 --           --           --           --           --           --       63,550         5.71
       LargeCap Growth
          Account (Class 1)            --           --           --           --           --           --        9,483         5.98
       MidCap Blend Account
          (Class 1)                    --           --           --           --           --           --       62,171         8.38
       Money Market Account
          (Class 1)                    --           --           --           --           --           --       27,394         5.93
       Mortgage Securities
          Account (Class 1)            --           --           --           --           --           --      121,912         7.41
       Principal Capital
          Appreciation
          Account (Class 1)            --           --           --           --           --           --      116,868        10.99
       Real Estate
          Securities
          Account (Class 1)            --           --           --           --           --           --           11        14.08
       SAM Balanced
           Portfolio
          (Class 1)               130,458         9.39           --           --           --           --    1,311,673         9.36
       SAM Conservative
          Balanced Portfolio
          (Class 1)                    --           --           --           --           --           --      146,742         7.12
       SAM Conservative
          Growth Portfolio
          (Class 1)                88,440         9.26           --           --           --           --      509,906         9.25
       SAM Flexible Income
          Portfolio (Class 1)          --           --           --           --           --           --      221,582         8.43
       SAM Strategic Growth
          Portfolio (Class 1)      55,470         9.68           --           --           --           --       95,988         9.68
       Short--Term Income
          Account (Class 1)            --           --           --           --           --           --      156,387         7.09
       SmallCap Growth
          Account II
         (Class 1)                     --           --           --           --           --           --       34,301         5.21
       SmallCap Value
           Account
          I (Class 1)                  --           --           --           --           --           --        1,799         7.40
       Diversified
          International
          Account (Class 2)            --           --           --           --           --           --           --           --
       Equity Income Account
          (Class 2)                29,774         7.79           --           --           --           --           --           --
       Income Account (Class
          2)                           --           --           --           --           --           --           --           --
       LargeCap Blend
          Account
          II (Class 2)                 --           --           --           --           --           --           --           --
       LargeCap Growth
          Account (Class 2)            --           --           --           --           --           --           --           --
       MidCap Blend Account
          (Class 2)                    --           --           --           --           --           --           --           --
       Money Market Account
          (Class 2)                    --           --           --           --           --           --           --           --
       Mortgage Securities
          Account (Class 2)            --           --           --           --           --           --           --           --
       Principal Capital
          Appreciation
          Account (Class 2)            --           --           --           --           --           --           --           --
       Real Estate
          Securities
          Account (Class 2)            --           --           --           --           --           --           --           --
       SAM Balanced
           Portfolio
          (Class 2)               129,275         9.21           --           --           --           --           --           --
       SAM Conservative
          Balanced Portfolio
          (Class 2)                45,337         9.89           --           --           --           --           --           --
       SAM Conservative
          Growth Portfolio
          (Class 2)                33,886         9.06           --           --           --           --           --           --
       SAM Flexible Income
          Portfolio (Class 2)           7        10.35           --           --           --           --           --           --
       SAM Strategic Growth
          Portfolio (Class 2)      24,825         9.49           --           --           --           --           --           --
       Short--Term Income
          Account (Class 2)            --           --           --           --           --           --           --           --
       SmallCap Growth
          Account II
         (Class 2)                     --           --           --           --           --           --           --           --
       SmallCap Value
          Account
          I (Class 2)                  --           --           --           --           --           --           --           --
COLUMBIA FUNDS VARIABLE
    INSURANCE TRUST (Class
     A):
    Columbia Asset
       Allocation Fund,
       Variable Series                154 $      10.29           -- $         --        7,493 $      10.29           -- $         --
    Columbia Large Cap
       Value Fund,
       Variable Series             13,189         9.86           --           --       39,313         9.86           --           --
    Columbia Small Company
       Growth Fund,
       Variable Series              4,017         9.50           --           --       31,887         9.50           --           --
COLUMBIA FUNDS VARIABLE
    INSURANCE TRUST I:
    Columbia High Yield
       Fund, Variable
       Series (Class A)            84,830 $      16.47           -- $         --       29,390 $      16.47           -- $         --
    Columbia Marsico
       Focused Equities
       Fund, Variable
       Series (Class A)           262,524         9.56           --           --       57,108         9.56           --           --
    Columbia Marsico
       Growth Fund,
       Variable Series
       (Class A)                   20,382         8.92           --           --       23,428         8.92           --           --
    Columbia Marsico 21st
       Century Fund,
       Variable Series
       (Class A)                    1,232        12.93           --           --       20,965        12.93           --           --
    Columbia Mid Cap
       Growth Fund,
       Variable Series
       (Class A)                      128         8.25           --           --       42,303         8.25           --           --
    Columbia Marsico
       International
       Opportunities Fund,
       Variable Series
       (Class B)                    8,660        15.54           --           --       20,934        15.54           --           --
AMERICAN FUNDS INSURANCE
    SERIES:
    Asset Allocation Fund
       (Class 2)                   14,092 $      14.06      311,359 $      14.06           -- $         --           -- $         --
    Global Growth Fund
       (Class 2)                  587,441        20.52      154,966        20.52           --           --           --           --
    Growth Fund (Class 2)         911,279        16.62      242,258        16.62           --           --           --           --
    Growth--Income Fund
       (Class 2)                1,045,597        14.67      376,174        14.67           --           --           --           --
    Asset Allocation Fund
       (Class 3)                       --           --           --           --           --           --           --           --
    Cash Management Fund
       (Class 3)                       --           --           --           --           --           --           --           --
    Growth Fund (Class 3)              --           --           --           --           --           --           --           --
    Growth--Income Fund
       (Class 3)                       --           --           --           --           --           --           --           --
    High--Income Bond Fund
       (Class 3)                       --           --           --           --           --           --           --           --
    International Fund
       (Class 3)                       --           --           --           --           --           --           --           --
    U.S.
       Government/AAA--Rated
       Securities Fund
       (Class 3)                       --           --           --           --           --           --           --           --
    LORD ABBETT SERIES FUND,
       INC. (Class VC):
    Growth and Income
       Portfolio                3,176,108 $      10.07      263,854 $      10.07           -- $         --       18,546 $       7.85
    Mid Cap Value
       Portfolio                    3,587        10.91      193,997        10.91           --           --           --           --
    BB&T VARIABLE INSURANCE
       FUNDS:
    BB&T Capital Manager
       Equity VIF                  33,101 $       8.88           -- $         --           -- $         --           -- $         --
    BB&T Large Cap VIF             52,836         8.23           --           --           --           --           --           --
    BB&T Mid Cap Growth VIF        16,949         8.54           --           --           --           --           --           --
       BB&T Special
       Opportunities
       Equity VIF                 261,033        12.97           --           --           --           --           --           --
    BB&T Total Return Bond
       VIF                        177,257        11.52           --           --           --           --           --           --
    MTB GROUP OF FUNDS:
    MTB Managed Allocation
       Fund -- Moderate
       Growth II                       22 $       8.93           -- $         --           -- $         --           -- $         --
FRANKLIN TEMPLETON
    VARIABLE INSURANCE
    PRODUCTS TRUST (Class
         2):
    Franklin Income
       Securities Fund            427,542 $       9.36           -- $         --           -- $         --        1,938 $       9.36
    Franklin Templeton VIP
       Founding Funds
       Allocation Fund            892,442         8.45           --           --           --           --        1,278         8.45

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2009
                                  (continued)

                             Contracts With Total      Contracts With Total      Contracts With Total     Contracts With Total
                               Expenses of 1.90         Expenses of 1.95(6)       Expenses of 1.95(7)      Expenses of 1.97(4)
                          ------------------------- ------------------------- ------------------------- -------------------------
                                           Unit                     Unit                       Unit                      Unit
                          Accumulation   value of   Accumulation   value of   Accumulation   value of   Accumulation    value of
                              units    accumulation    units     accumulation    units     accumulation   units      accumulation
Variable Accounts          outstanding    units      outstanding    units      outstanding     units    outstanding      units
-----------------         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
ANCHOR SERIES TRUST:
   Asset Allocation
      Portfolio (Class 1)           -- $         --           -- $         --           -- $         --           -- $         --
   Capital Appreciation
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Government and Quality
      Bond Portfolio
     (Class 1)                      --           --           --           --           --           --           --           --
   Growth Portfolio
     (Class 1)                      --           --           --           --           --           --           --           --
   Natural Resources
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Asset Allocation
      Portfolio (Class 2)           --           --           --           --           --           --       28,442        23.52
   Capital Appreciation
      Portfolio (Class 2)           --           --        3,212        42.60           --           --       10,918        41.90
   Government and Quality
      Bond Portfolio
      (Class 2)                     --           --           --           --           --           --       27,860        18.41
   Growth Portfolio
      (Class 2)                     --           --           --           --           --           --        6,820        28.50
   Natural Resources
      Portfolio (Class 2)           --           --           --           --           --           --        3,279        49.36
   Asset Allocation
      Portfolio (Class 3)        5,416        10.12           --           --           12        10.17       11,410        23.41
   Capital Appreciation
      Portfolio (Class 3)      200,447        10.59           --           --       10,414        10.71      144,749        41.26
   Government and Quality
      Bond Portfolio
      (Class 3)                885,688        11.00           --           --        8,234        11.06      412,188        18.29
   Growth Portfolio
      (Class 3)                235,880         9.26           --           --           14         9.29       56,237        28.30
   Natural Resources
      Portfolio (Class 3)       94,077        10.89           --           --       16,403        11.00       67,378        48.94
SUNAMERICA SERIES TRUST:
   Aggressive Growth
      Portfolio (Class 1)           -- $         --           -- $         --           -- $         --           -- $         --
   Alliance Growth
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Balanced Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Blue Chip Growth
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Capital Growth
      Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Cash Management
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Corporate Bond
      Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Davis Venture Value
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   "Dogs" of Wall Street
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Emerging Markets
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Equity Opportunities
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Fundamental Growth
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Global Bond Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Global Equities
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Growth Opportunities
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Growth--Income
      Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   High--Yield Bond
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   International
      Diversified
      Equities
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   International Growth
      and
      Income Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Marsico Focused Growth
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   MFS Massachusetts
      Investors Trust
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   MFS Total Return
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Mid--Cap Growth
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Real Estate Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Technology Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Telecom Utility
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Total Return Bond
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Aggressive Growth
      Portfolio (Class 2)           --           --           --           --           --           --          705        10.62
   Alliance Growth
      Portfolio (Class 2)           --           --          162        28.75           --           --        6,678        28.86
   Balanced Portfolio
      (Class 2)                     --           --           --           --           --           --       13,323        14.49
   Blue Chip Growth
      Portfolio (Class 2)           --           --           --           --           --           --        2,526         5.54
   Capital Growth
      Portfolio
      (Class 2)                     --           --           --           --           --           --        7,767         6.67
   Cash Management
      Portfolio (Class 2)           --           --           --           --           --           --        7,954        12.94
   Corporate Bond
      Portfolio
      (Class 2)                     --           --           --           --           --           --       18,687        20.86
   Davis Venture Value
      Portfolio (Class 2)           --           --           --           --           --           --       17,731        30.99
   "Dogs" of Wall Street
      Portfolio (Class 2)           --           --           --           --           --           --        5,008        10.34
   Emerging Markets
      Portfolio (Class 2)           --           --           --           --           --           --        5,857        19.02
   Equity Opportunities
      Portfolio (Class 2)           --           --           --           --           --           --        1,842        15.47
   Foreign Value
      Portfolio
      (Class 2)                     --           --           --           --           --           --        6,661        15.98
   Fundamental Growth
      Portfolio (Class 2)           --           --           --           --           --           --        2,599        14.96
   Global Bond Portfolio
      (Class 2)                     --           --           --           --           --           --        5,161        20.80
   Global Equities
      Portfolio (Class 2)           --           --          237        18.04           --           --        5,137        18.04
   Growth Opportunities
      Portfolio (Class 2)           --           --           --           --           --           --        5,546         4.77
   Growth--Income
      Portfolio
      (Class 2)                     --           --           --           --           --           --        8,418        23.41
   High--Yield Bond
      Portfolio (Class 2)           --           --           --           --           --           --        9,488        18.74
   International
      Diversified
      Equities
      Portfolio (Class 2)           --           --           --           --           --           --       37,931        12.00
   International Growth
      and
      Income Portfolio
      (Class 2)                     --           --           --           --           --           --        9,891        12.84
   Marsico Focused Growth
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   MFS Massachusetts
      Investors Trust
      Portfolio (Class 2)           --           --           --           --           --           --        1,459        20.37
   MFS Total Return
      Portfolio (Class 2)           --           --           --           --           --           --       29,103        24.69
   Mid--Cap Growth
      Portfolio (Class 2)           --           --        4,622         9.39           --           --       14,790         9.36
   Real Estate Portfolio
      (Class 2)                     --           --           --           --           --           --        4,849        17.98
   Small & Mid Cap Value
      Portfolio (Class 2)           --           --           --           --           --           --        4,723        15.98
   Technology Portfolio
      (Class 2)                     --           --        2,836         1.96           --           --       22,550         1.96
   Telecom Utility
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Total Return Bond
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Aggressive Growth
      Portfolio (Class 3)        5,558         7.03           --           --        5,560         7.02       20,715        10.52
   Alliance Growth
      Portfolio (Class 3)        7,878         9.57           --           --           14         9.66       56,511        28.66
   American Funds Asset
      Allocation SAST
      Portfolio (Class 3)      193,366         9.13           --           --           13         9.14        2,106         9.12
   American Funds Global
      Growth SAST
      Portfolio
      (Class 3)                434,051        10.20           --           --       23,265        10.27        5,537        10.11
   American Funds Growth
      SAST Portfolio
      (Class 3)                591,516         8.71           --           --       28,050         8.75          695         8.72
   American Funds
      Growth--Income SAST
      Portfolio (Class 3)      650,690         8.60           --           --       19,758         8.65        1,063         8.42
   Balanced Portfolio
      (Class 3)                  9,609         9.64           --           --           13         9.71       11,434        14.39
   Blue Chip Growth
      Portfolio (Class 3)       42,211         9.49           --           --        3,229         9.57       31,741         5.49
   Capital Growth
      Portfolio
      (Class 3)                206,327         8.98           --           --           15         9.04       41,857         6.62
   Cash Management
      Portfolio (Class 3)      123,136        10.01           --           --          336        10.04      250,156        12.85
   Corporate Bond
      Portfolio
      (Class 3)                604,103        12.24           --           --        8,846        12.32      182,971        20.72
   Davis Venture Value
      Portfolio (Class 3)      396,107         8.91           --           --       13,480         8.97      180,026        30.84
   "Dogs" of Wall Street
      Portfolio (Class 3)       12,379         8.97           --           --        5,714         9.02       23,547        10.24
   Emerging Markets
      Portfolio (Class 3)      188,061        12.02           --           --       13,086        12.13       75,870        18.87
   Equity Opportunities
      Portfolio (Class 3)        4,893         8.37           --           --           15         8.38       38,570        15.28
   Foreign Value
      Portfolio
      (Class 3)                369,311         9.31           --           --       25,180         9.35      170,802        16.09
   Fundamental Growth
      Portfolio (Class 3)      358,456         8.97           --           --           14         9.01       19,687        14.67
   Global Bond Portfolio
      (Class 3)                171,343        12.00           --           --        4,399        12.04       81,770        20.62
   Global Equities
      Portfolio (Class 3)       18,317         8.52           --           --        5,367         8.59       23,904        17.83
   Growth Opportunities
      Portfolio (Class 3)      140,987         9.40           --           --       11,490         9.46       75,228         4.70
   Growth--Income
       Portfolio
      (Class 3)                 22,053         8.15           --           --           15         8.11       10,526        23.31
   High--Yield Bond
      Portfolio (Class 3)       98,265         9.54           --           --       11,266         9.64       50,645        18.63
   International
      Diversified
      Equities
      Portfolio (Class 3)      301,811         9.27           --           --        7,376         9.34      202,196        11.92
   International Growth
      and
      Income Portfolio
      (Class 3)                707,129         7.72           --           --           18         7.76      126,535        12.69
   Marsico Focused Growth
      Portfolio (Class 3)       58,351         9.17           --           --        4,546         9.27        5,075         9.73

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2009
                                  (continued)

                                Contracts With Total      Contracts With Total      Contracts With Total      Contracts With Total
                                  Expenses of 1.90        Expenses of 1.95(6)       Expenses of 1.95(7)       Expenses of 1.97(4)
                             ------------------------- ------------------------- ------------------------- -------------------------
                                              Unit                     Unit                       Unit                      Unit
                             Accumulation   value of   Accumulation   value of   Accumulation   value of   Accumulation    value of
                                 units    accumulation    units     accumulation    units     accumulation   units      accumulation
Variable Accounts             outstanding    units      outstanding    units      outstanding     units    outstanding      units
-----------------            ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
SUNAMERICA SERIES TRUST
    (continued):
    MFS Massachusetts
       Investors Trust
       Portfolio (Class 3)        223,611 $       9.55           -- $         --       15,762 $       9.66       29,710 $      20.18
    MFS Total Return
       Portfolio (Class 3)        117,429         9.63           --           --          329         9.69      179,502        24.50
    Mid--Cap Growth
       Portfolio (Class 3)         65,662         9.72           --           --           78         9.73      117,739         9.31
    Real Estate Portfolio
       (Class 3)                  469,739         6.51           --           --       12,100         6.56       54,240        17.87
    Small & Mid Cap Value
       Portfolio (Class 3)        571,296         9.75           --           --       16,288         9.80      166,543        15.87
    Small Company Value
       Portfolio (Class 3)        279,528         8.44           --           --       12,790         8.48       54,925         7.71
    Technology Portfolio
       (Class 3)                   15,975         8.98           --           --        4,057         9.02      997,372         1.95
    Telecom Utility
       Portfolio (Class 3)         19,448        10.47           --           --        1,245        10.53        2,841        13.48
    Total Return Bond
       Portfolio (Class 3)        525,393        12.12           --           --       22,780        12.16        5,462        23.67
VAN KAMPEN LIFE INVESTMENT
    TRUST (Class II):
    Capital Growth Portfolio        9,340 $       9.96           -- $         --        3,929 $       9.98       32,559 $       8.96
    Comstock Portfolio            263,463         8.26       40,296        10.51       21,196         8.31      134,394        10.51
    Growth and Income
       Portfolio                  683,790         8.86           --           --       18,694         8.92      251,089        12.32
PRINCIPAL VARIABLE CONTRACTS
    FUNDS, INC.:
    Diversified
       International
       Account (Class 1)               -- $         --           -- $         --           -- $         --           -- $         --
    Equity Income Account
       (Class 1)                       --           --           --           --           --           --           --           --
    Income Account (Class 1)           --           --           --           --           --           --           --           --
    LargeCap Blend Account
       II (Class 1)                    --           --           --           --           --           --           --           --
    LargeCap Growth Account
       (Class 1)                       --           --           --           --           --           --           --           --
    MidCap Blend Account
       (Class 1)                       --           --           --           --           --           --           --           --
    Money Market Account
       (Class 1)                       --           --           --           --           --           --           --           --
    Mortgage Securities
       Account (Class 1)               --           --           --           --           --           --           --           --
    Principal Capital
       Appreciation Account
       (Class 1)                       --           --           --           --           --           --           --           --
    Real Estate Securities
       Account (Class 1)               --           --           --           --           --           --           --           --
    SAM Balanced Portfolio
       (Class 1)                       --           --           --           --           --           --           --           --
    SAM Conservative
       Balanced Portfolio
       (Class 1)                       --           --           --           --           --           --           --           --
    SAM Conservative Growth
       Portfolio (Class 1)             --           --           --           --           --           --           --           --
    SAM Flexible Income
       Portfolio (Class 1)             --           --           --           --           --           --           --           --
    SAM Strategic Growth
       Portfolio (Class 1)             --           --           --           --           --           --           --           --
    Short--Term Income
       Account (Class 1)               --           --           --           --           --           --           --           --
    SmallCap Growth Account
       II (Class 1)                    --           --           --           --           --           --           --           --
    SmallCap Value Account
       I (Class 1)                     --           --           --           --           --           --           --           --
    Diversified
       International
       Account (Class 2)               --           --        1,078         5.63           --           --           --           --
    Equity Income Account
       (Class 2)                       --           --       84,769         7.87           --           --           --           --
    Income Account (Class 2)           --           --       17,888         7.96           --           --           --           --
    LargeCap Blend Account
       II (Class 2)                    --           --        3,226         5.51           --           --           --           --
    LargeCap Growth Account
       (Class 2)                       --           --        1,745         5.81           --           --           --           --
    MidCap Blend Account
       (Class 2)                       --           --        6,676         8.09           --           --           --           --
    Money Market Account
       (Class 2)                       --           --       20,649         5.79           --           --           --           --
    Mortgage Securities
       Account (Class 2)               --           --       21,807         7.15           --           --           --           --
    Principal Capital
       Appreciation Account
       (Class 2)                       --           --       18,178        10.60           --           --           --           --
    Real Estate Securities
       Account (Class 2)               --           --            4        13.64           --           --           --           --
    SAM Balanced Portfolio
       (Class 2)                       --           --      211,838         9.09           --           --           --           --
    SAM Conservative
       Balanced Portfolio
       (Class 2)                       --           --       22,559         6.91           --           --           --           --
    SAM Conservative Growth
       Portfolio (Class 2)             --           --      117,246         8.94           --           --           --           --
    SAM Flexible Income
       Portfolio (Class 2)             --           --       44,860         8.19           --           --           --           --
    SAM Strategic Growth
       Portfolio (Class 2)             --           --       94,502         9.36           --           --           --           --
    Short--Term Income
       Account (Class 2)               --           --        2,779         6.89           --           --           --           --
    SmallCap Growth Account
       II (Class 2)                    --           --        4,198         5.04           --           --           --           --
    SmallCap Value Account
       I (Class 2)                     --           --           15         7.33           --           --           --           --
COLUMBIA FUNDS VARIABLE
    INSURANCE TRUST (Class
       A):
    Columbia Asset
       Allocation Fund,
       Variable Series                 -- $         --           -- $         --           -- $         --           -- $         --
    Columbia Large Cap
       Value Fund, Variable
       Series                          --           --           --           --           --           --           --           --
    Columbia Small Company
       Growth Fund,
       Variable Series                 --           --           --           --           --           --           --           --
COLUMBIA FUNDS VARIABLE
    INSURANCE TRUST I:
    Columbia High Yield
       Fund, Variable
       Series (Class A)                -- $         --           -- $         --           -- $         --       36,828 $      16.20
    Columbia Marsico
       Focused Equities
       Fund, Variable
       Series (Class A)                --           --           --           --           --           --      134,530         9.49
    Columbia Marsico Growth
       Fund, Variable
       Series (Class A)                --           --           --           --           --           --           --           --
    Columbia Marsico 21st
       Century Fund,
       Variable Series
       (Class A)                       --           --           --           --           --           --           --           --
    Columbia Mid Cap Growth
       Fund, Variable
       Series (Class A)                --           --           --           --           --           --           --           --
    Columbia Marsico
       International
       Opportunities Fund,
       Variable Series
       (Class B)                       --           --           --           --           --           --           --           --
AMERICAN FUNDS INSURANCE
    SERIES:
    Asset Allocation Fund
       (Class 2)                       -- $         --           -- $         --           -- $         --           -- $         --
    Global Growth Fund
       (Class 2)                       --           --           --           --           --           --      191,082        20.23
    Growth Fund (Class 2)              --           --           --           --           --           --      496,413        16.39
    Growth--Income Fund
       (Class 2)                       --           --           --           --           --           --      466,954        14.46
    Asset Allocation Fund
       (Class 3)                       --           --           --           --           --           --           --           --
    Cash Management Fund
       (Class 3)                       --           --           --           --           --           --           --           --
    Growth Fund (Class 3)              --           --           --           --           --           --           --           --
    Growth--Income Fund
       (Class 3)                       --           --           --           --           --           --           --           --
    High--Income Bond Fund
       (Class 3)                       --           --           --           --           --           --           --           --
    International Fund
       (Class 3)                       --           --           --           --           --           --           --           --
    U.S.
       Government/AAA--Rated
       Securities Fund
       (Class 3)                       --           --           --           --           --           --           --           --
LORD ABBETT SERIES FUND,
    INC. (Class VC):
       Growth and Income
          Portfolio               557,642 $       7.80           -- $         --        5,286 $       7.87      125,146 $       9.86
    Mid Cap Value Portfolio            --           --           --           --           --           --           --           --
BB&T VARIABLE INSURANCE
    FUNDS:
    BB&T Capital Manager
       Equity VIF                      -- $         --           -- $         --           -- $         --           28 $       8.54
    BB&T Large Cap VIF                 --           --           --           --           --           --           51         7.92
    BB&T Mid Cap Growth VIF            --           --           --           --           --           --           28         8.39
    BB&T Special
       Opportunities Equity
       VIF                             --           --           --           --           --           --           28        12.80
    BB&T Total Return Bond
       VIF                             --           --           --           --           --           --           28        11.07
MTB GROUP OF FUNDS:
    MTB Managed Allocation
       Fund -- Moderate
       Growth II                       -- $         --           -- $         --           -- $         --           -- $         --
FRANKLIN TEMPLETON VARIABLE
    INSURANCE PRODUCTS TRUST
       (Class 2):
    Franklin Income
       Securities Fund             67,381 $       9.31           -- $         --        2,742 $       9.38           -- $         --
    Franklin Templeton VIP
       Founding Funds
       Allocation Fund             36,335         8.42           --           --           16         8.44           --           --

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2009
                                  (continued)

                             Contracts With Total      Contracts With Total      Contracts With Total     Contracts With Total
                               Expenses of 2.02         Expenses of 2.05           Expenses of 2.17         Expenses of 2.30
                          ------------------------- ------------------------- ------------------------- -------------------------
                                           Unit                     Unit                       Unit                      Unit
                          Accumulation   value of   Accumulation   value of   Accumulation   value of   Accumulation    value of
                              units    accumulation    units     accumulation    units     accumulation   units      accumulation
Variable Accounts          outstanding    units      outstanding    units      outstanding     units    outstanding      units
-----------------         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
ANCHOR SERIES TRUST:
   Asset Allocation
      Portfolio (Class 1)           -- $         --           -- $         --           -- $         --           -- $         --
   Capital Appreciation
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Government and Quality
      Bond Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Growth Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Natural Resources
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Asset Allocation
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Capital Appreciation
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Government and Quality
      Bond Portfolio
      (Class 2)                     --           --           --           --           --           --           --           --
   Growth Portfolio
      (Class 2)                     --           --           --           --           --           --           --           --
   Natural Resources
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Asset Allocation
      Portfolio (Class 3)        1,190        23.70          177        10.04            5        23.53           12        10.06
   Capital Appreciation
      Portfolio (Class 3)       71,704        41.44        4,683        10.57        1,431        41.27        3,231        10.56
   Government and Quality
      Bond Portfolio
      (Class 3)                169,961        18.40       26,099        10.93        3,761        18.32        2,202        10.97
   Growth Portfolio
      (Class 3)                 15,395        28.44          632         9.19            5        28.29           15         9.21
   Natural Resources
      Portfolio (Class 3)       42,398        49.22        1,385        10.78        1,934        48.96           13        10.78
SUNAMERICA SERIES TRUST:
   Aggressive Growth
      Portfolio (Class 1)           -- $         --           -- $         --           -- $         --           -- $         --
   Alliance Growth
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Balanced Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Blue Chip Growth
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Capital Growth
      Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Cash Management
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Corporate Bond
      Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Davis Venture Value
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   "Dogs" of Wall Street
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Emerging Markets
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Equity Opportunities
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Fundamental Growth
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Global Bond Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Global Equities
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Growth Opportunities
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Growth--Income
      Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   High--Yield Bond
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   International
      Diversified
      Equities
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   International Growth
      and
      Income Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Marsico Focused Growth
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   MFS Massachusetts
      Investors Trust
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   MFS Total Return
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Mid--Cap Growth
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Real Estate Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Technology Portfolio
      (Class 1)                     --           --           --           --           --           --           --           --
   Telecom Utility
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Total Return Bond
      Portfolio (Class 1)           --           --           --           --           --           --           --           --
   Aggressive Growth
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Alliance Growth
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Balanced Portfolio
      (Class 2)                     --           --           --           --           --           --           --           --
   Blue Chip Growth
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Capital Growth
      Portfolio
      (Class 2)                     --           --           --           --           --           --           --           --
   Cash Management
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Corporate Bond
      Portfolio
      (Class 2)                     --           --           --           --           --           --           --           --
   Davis Venture Value
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   "Dogs" of Wall Street
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Emerging Markets
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Equity Opportunities
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Foreign Value
      Portfolio
      (Class 2)                     --           --           --           --           --           --           --           --
   Fundamental Growth
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Global Bond Portfolio
      (Class 2)                     --           --           --           --           --           --           --           --
   Global Equities
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Growth Opportunities
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Growth--Income
      Portfolio
      (Class 2)                     --           --           --           --           --           --           --           --
   High--Yield Bond
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   International
      Diversified
      Equities
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   International Growth
      and
      Income Portfolio
      (Class 2)                     --           --           --           --           --           --           --           --
   Marsico Focused Growth
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   MFS Massachusetts
      Investors Trust
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   MFS Total Return
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Mid--Cap Growth
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Real Estate Portfolio
      (Class 2)                     --           --           --           --           --           --           --           --
   Small & Mid Cap Value
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Technology Portfolio
      (Class 2)                     --           --           --           --           --           --           --           --
   Telecom Utility
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Total Return Bond
      Portfolio (Class 2)           --           --           --           --           --           --           --           --
   Aggressive Growth
      Portfolio (Class 3)        1,315        10.59           36         6.88          221        10.55           20         7.00
   Alliance Growth
      Portfolio (Class 3)        7,053        28.79        2,646         9.52          155        28.71           14         9.51
   American Funds Asset
      Allocation SAST
      Portfolio (Class 3)       95,498         9.11           31         8.90           13         9.06           14         9.08
   American Funds Global
      Growth SAST
      Portfolio
      (Class 3)                127,679        10.08        3,861        10.13       16,422        10.06        3,999        10.18
   American Funds Growth
      SAST Portfolio
      (Class 3)                435,291         8.70        1,144         8.63       11,121         8.68        2,084         8.68
   American Funds
      Growth--Income SAST
      Portfolio (Class 3)      297,897         8.40          949         8.53       10,802         8.38          540         8.57
   Balanced Portfolio
      (Class 3)                  3,469        14.44           30         9.55            8        14.38           13         9.59
   Blue Chip Growth
      Portfolio (Class 3)       55,671         5.51          189         9.42        6,036         5.50          965         9.46
   Capital Growth
      Portfolio
      (Class 3)                 64,588         6.71           29         8.80           19         6.67           15         8.94
   Cash Management
      Portfolio (Class 3)       45,425        12.91           29         9.87            8        12.80           10         9.93
   Corporate Bond
      Portfolio
      (Class 3)                201,786        20.80        2,387        12.17        3,072        20.72        2,016        12.20
   Davis Venture Value
      Portfolio (Class 3)       82,986        30.98        7,324         8.83        2,010        30.86        2,045         8.87
   "Dogs" of Wall Street
      Portfolio (Class 3)        3,704        10.33           50         8.81           12        10.28           15         8.92
   Emerging Markets
      Portfolio (Class 3)       44,125        18.97        1,007        11.96        2,020        18.91        2,313        11.99
   Equity Opportunities
      Portfolio (Class 3)          671        15.41           33         8.26            8        15.35           16         8.33
   Foreign Value
      Portfolio
      (Class 3)                 46,003        16.15        2,528         9.23        8,222        16.10        4,732         9.28
   Fundamental Growth
      Portfolio (Class 3)       44,908        14.91           15         8.85          158        14.86           15         8.92
   Global Bond Portfolio
      (Class 3)                 46,381        20.66        2,589        11.90        2,783        20.59        2,123        11.95
   Global Equities
      Portfolio (Class 3)        7,464        17.86        1,617         8.50          126        17.81        2,417         8.47
   Growth Opportunities
      Portfolio (Class 3)       62,360         4.77          622         9.34       11,719         4.76        1,819         9.37
   Growth--Income
      Portfolio
      (Class 3)                    584        23.35           32         8.07            5        23.19           16         8.09
   High--Yield Bond
      Portfolio (Class 3)        9,646        18.75           15         9.40          252        18.66           14         9.49
   International
      Diversified
      Equities
      Portfolio (Class 3)       55,499        11.99          841         9.21        1,613        11.94           15         9.23
   International Growth
      and
      Income Portfolio
      (Class 3)                102,004        12.78        1,767         7.67           10        12.74        1,347         7.68
   Marsico Focused Growth
      Portfolio (Class 3)       22,866         9.77           28         9.02        4,305         9.74        2,483         9.14

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)  Offered in WM Diversified Strategies III product.

(7)  Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2009
                                  (continued)

                                Contracts With Total      Contracts With Total      Contracts With Total      Contracts With Total
                                  Expenses of 2.02          Expenses of 2.05          Expenses of 2.17          Expenses of 2.30
                             ------------------------- ------------------------- ------------------------- -------------------------
                                              Unit                     Unit                       Unit                      Unit
                             Accumulation   value of   Accumulation   value of   Accumulation   value of   Accumulation    value of
                                 units    accumulation    units     accumulation    units     accumulation   units      accumulation
Variable Accounts             outstanding    units      outstanding    units      outstanding     units    outstanding      units
-----------------            ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
SUNAMERICA SERIES TRUST
    (continued):
    MFS Massachusetts
       Investors Trust
       Portfolio (Class 3)         14,888 $      20.24           28 $       9.51        4,169 $      20.19        2,733 $       9.52
    MFS Total Return
       Portfolio (Class 3)         33,928        24.65          125         9.50            5        24.53           13         9.59
    Mid--Cap Growth
       Portfolio (Class 3)         19,915         9.31           16         9.45        2,184         9.27           14         9.68
    Real Estate Portfolio
       (Class 3)                   49,014        17.94        1,225         6.47        3,552        17.89        2,843         6.49
    Small & Mid Cap Value
       Portfolio (Class 3)         85,488        15.96        4,726         9.67        6,239        15.91        3,162         9.73
    Small Company Value
       Portfolio (Class 3)         75,650         7.69          698         8.33        6,244         7.68        2,026         8.41
    Technology Portfolio
       (Class 3)                  139,202         1.95           59         8.88           70         1.94        2,300         8.92
    Telecom Utility
       Portfolio (Class 3)          3,893        13.99           39        10.34            9        13.92           13        10.43
    Total Return Bond
       Portfolio (Class 3)         34,117        24.22        1,517        12.06        9,305        24.16        6,502        12.09
VAN KAMPEN LIFE INVESTMENT
    TRUST (Class II):
    Capital Growth Portfolio        1,521 $       8.83          818 $       9.89           15 $       8.79           14 $       9.89
    Comstock Portfolio             42,521        10.59        2,347         8.21        7,524        10.57        3,169         8.24
    Growth and Income
       Portfolio                   95,276        12.34        1,763         8.79        7,262        12.30        3,070         8.83
PRINCIPAL VARIABLE CONTRACTS
       FUNDS, INC.:
    Diversified
       International
       Account (Class 1)               -- $         --           -- $         --           -- $         --           -- $         --
    Equity Income Account
       (Class 1)                       --           --           --           --           --           --           --           --
    Income Account (Class 1)           --           --           --           --           --           --           --           --
    LargeCap Blend Account
       II (Class 1)                    --           --           --           --           --           --           --           --
    LargeCap Growth Account
       (Class 1)                       --           --           --           --           --           --           --           --
    MidCap Blend Account
       (Class 1)                       --           --           --           --           --           --           --           --
    Money Market Account
       (Class 1)                       --           --           --           --           --           --           --           --
    Mortgage Securities
       Account (Class 1)               --           --           --           --           --           --           --           --
    Principal Capital
       Appreciation Account
       (Class 1)                       --           --           --           --           --           --           --           --
    Real Estate Securities
       Account (Class 1)               --           --           --           --           --           --           --           --
    SAM Balanced Portfolio
       (Class 1)                       --           --           --           --           --           --           --           --
    SAM Conservative
       Balanced Portfolio
       (Class 1)                       --           --           --           --           --           --           --           --
    SAM Conservative Growth
       Portfolio (Class 1)             --           --           --           --           --           --           --           --
    SAM Flexible Income
       Portfolio (Class 1)             --           --           --           --           --           --           --           --
    SAM Strategic Growth
       Portfolio (Class 1)             --           --           --           --           --           --           --           --
    Short--Term Income
       Account (Class 1)               --           --           --           --           --           --           --           --
    SmallCap Growth Account
       II (Class 1)                    --           --           --           --           --           --           --           --
    SmallCap Value Account
       I (Class 1)                     --           --           --           --           --           --           --           --
    Diversified
       International
       Account (Class 2)               --           --           --           --           --           --           --           --
    Equity Income Account
       (Class 2)                        4         7.69           --           --           16         7.65           --           --
    Income Account (Class 2)           --           --           --           --           --           --           --           --
    LargeCap Blend Account
       II (Class 2)                    --           --           --           --           --           --           --           --
    LargeCap Growth Account
       (Class 2)                       --           --           --           --           --           --           --           --
    MidCap Blend Account
       (Class 2)                       --           --           --           --           --           --           --           --
    Money Market Account
       (Class 2)                       --           --           --           --           --           --           --           --
    Mortgage Securities
       Account (Class 2)               --           --           --           --           --           --           --           --
    Principal Capital
       Appreciation Account
       (Class 2)                       --           --           --           --           --           --           --           --
    Real Estate Securities
       Account (Class 2)               --           --           --           --           --           --           --           --
    SAM Balanced Portfolio
       (Class 2)                        4         8.94           --           --           13         8.91           --           --
    SAM Conservative
       Balanced Portfolio
       (Class 2)                        6         9.68           --           --           12         9.59           --           --
    SAM Conservative Growth
       Portfolio (Class 2)              4         8.82           --           --           14         8.81           --           --
    SAM Flexible Income
       Portfolio (Class 2)              4        10.03           --           --           11         9.96           --           --
    SAM Strategic Growth
       Portfolio (Class 2)              8         9.27           --           --           14         9.18           --           --
    Short--Term Income
       Account (Class 2)               --           --           --           --           --           --           --           --
    SmallCap Growth Account
       II (Class 2)                    --           --           --           --           --           --           --           --
    SmallCap Value Account
       I (Class 2)                     --           --           --           --           --           --           --           --
COLUMBIA FUNDS VARIABLE
    INSURANCE TRUST
    (Class A):
    Columbia Asset
       Allocation Fund,
       Variable Series                 11 $      10.21           -- $         --           -- $         --           -- $         --
    Columbia Large Cap
       Value Fund, Variable
       Series                          12         9.80           --           --           --           --           --           --
    Columbia Small Company
       Growth Fund,
       Variable Series                 14         9.45           --           --           --           --           --           --
COLUMBIA FUNDS VARIABLE
    INSURANCE TRUST I:
    Columbia High Yield
       Fund, Variable
       Series (Class A)             1,867 $      16.31           -- $         --          389 $      16.22           -- $         --
    Columbia Marsico
       Focused Equities
       Fund, Variable
       Series (Class A)             1,826         9.48           --           --           13         9.44           --           --
    Columbia Marsico Growth
       Fund, Variable
       Series (Class A)                14         8.87           --           --           --           --           --           --
    Columbia Marsico 21st
       Century Fund,
       Variable Series
       (Class A)                       10        12.88           --           --           --           --           --           --
    Columbia Mid Cap Growth
       Fund, Variable
       Series (Class A)                17         8.20           --           --           --           --           --           --
    Columbia Marsico
       International
       Opportunities Fund,
       Variable Series
       (Class B)                        9        15.49           --           --           --           --           --           --
AMERICAN FUNDS INSURANCE
    SERIES:
    Asset Allocation Fund
       (Class 2)                       -- $         --           -- $         --           -- $         --           -- $         --
    Global Growth Fund
       (Class 2)                       --           --           --           --           --           --           --           --
    Growth Fund (Class 2)              --           --           --           --           --           --           --           --
    Growth--Income Fund
       (Class 2)                       --           --           --           --           --           --           --           --
    Asset Allocation Fund
       (Class 3)                       --           --           --           --           --           --           --           --
    Cash Management Fund
       (Class 3)                       --           --           --           --           --           --           --           --
    Growth Fund (Class 3)              --           --           --           --           --           --           --           --
    Growth--Income Fund
       (Class 3)                       --           --           --           --           --           --           --           --
    High--Income Bond Fund
       (Class 3)                       --           --           --           --           --           --           --           --
    International Fund
       (Class 3)                       --           --           --           --           --           --           --           --
    U.S.
       Government/AAA--Rated
       Securities Fund
       (Class 3)                       --           --           --           --           --           --           --           --
LORD ABBETT SERIES FUND,
    INC. (Class VC):
    Growth and Income
       Portfolio                  116,623 $       9.98           34 $       7.73        3,969 $       9.95        1,607 $       7.78
    Mid Cap Value Portfolio            --           --           --           --           --           --           --           --
BB&T VARIABLE INSURANCE
    FUNDS:
    BB&T Capital Manager
       Equity VIF                      26 $       8.69           -- $         --           29 $       8.70           -- $         --
    BB&T Large Cap VIF                 49         8.07           --           --           31         8.05           --           --
    BB&T Mid Cap Growth VIF            28         8.44           --           --           31         8.43           --           --
    BB&T Special
    Opportunities Equity
       VIF                         22,335        12.83           --           --           20        12.85           --           --
    BB&T Total Return Bond
       VIF                             28        11.24           --           --           19        11.22           --           --
MTB GROUP OF FUNDS:
    MTB Managed Allocation
       Fund -- Moderate
       Growth II                       -- $         --           -- $         --           -- $         --           -- $         --
FRANKLIN TEMPLETON VARIABLE
    INSURANCE PRODUCTS TRUST
    (Class 2):
    Franklin Income
       Securities Fund              6,971 $       9.24          223 $       9.28        3,938 $       9.21           14 $       9.26
    Franklin Templeton VIP
       Founding Funds
       Allocation Fund             50,797         8.37           32         8.35        8,684         8.34           16         8.39

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)  Offered in WM Diversified Strategies III product.

(7)  Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2009

                                                                             Net Asset Value    Net Asset                   Level
Variable Accounts                                                  Shares       Per Share         Value         Cost      (Note A)
-----------------                                                ----------  ---------------  ------------  ------------  --------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                          12,469,910       $12.00      $149,654,165  $166,747,854      1
   Capital Appreciation Portfolio (Class 1)                      10,977,099        29.96       328,926,042   399,218,186      1
   Government and Quality Bond Portfolio (Class 1)               12,027,852        14.95       179,811,641   179,204,991      1
   Growth Portfolio (Class 1)                                     6,503,321        18.33       119,178,758   156,337,849      1
   Natural Resources Portfolio (Class 1)                          2,480,586        39.96        99,135,192   100,497,607      1
   Asset Allocation Portfolio (Class 2)                           1,081,252        11.98        12,952,662    14,674,244      1
   Capital Appreciation Portfolio (Class 2)                       2,312,959        29.63        68,526,327    75,133,782      1
   Government and Quality Bond Portfolio (Class 2)                5,674,190        14.94        84,762,472    85,382,706      1
   Growth Portfolio (Class 2)                                     2,013,314        18.32        36,875,488    43,967,914      1
   Natural Resources Portfolio (Class 2)                            560,455        39.85        22,331,708    25,365,155      1
   Asset Allocation Portfolio (Class 3)                           1,913,877        11.96        22,884,366    25,628,244      1
   Capital Appreciation Portfolio (Class 3)                      12,052,959        29.43       354,705,982   407,021,845      1
   Government and Quality Bond Portfolio (Class 3)               40,121,905        14.91       598,222,501   600,497,713      1
   Growth Portfolio (Class 3)                                     7,873,688        18.28       143,954,599   184,102,740      1
   Natural Resources Portfolio (Class 3)                          3,798,242        39.73       150,922,682   180,546,043      1

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                          3,787,328       $ 8.17      $ 30,938,865  $ 45,625,343      1
   Alliance Growth Portfolio (Class 1)                           10,130,902        20.97       212,426,679   258,672,712      1
   Balanced Portfolio (Class 1)                                   4,132,493        13.11        54,170,244    65,624,537      1
   Blue Chip Growth Portfolio (Class 1)                           1,376,665         6.54         8,996,959     8,549,927      1
   Capital Growth Portfolio (Class 1)                             1,033,937         7.88         8,146,440     7,655,621      1
   Cash Management Portfolio (Class 1)                            9,963,389        10.70       106,567,407   110,162,213      1
   Corporate Bond Portfolio (Class 1)                             9,872,066        12.91       127,454,013   113,871,028      1
   Davis Venture Value Portfolio (Class 1)                       26,904,734        20.84       560,675,687   590,580,407      1
   "Dogs" of Wall Street Portfolio (Class 1)                      2,818,331         6.81        19,185,423    24,109,343      1
   Emerging Markets Portfolio (Class 1)                           8,688,045         8.04        69,854,315    69,615,413      1
   Equity Opportunities Portfolio (Class 1)                       3,688,700         9.98        36,813,569    47,918,164      1
   Fundamental Growth Portfolio (Class 1)                         3,602,902        14.08        50,737,315    69,947,252      1
   Global Bond Portfolio (Class 1)                                4,970,778        12.21        60,695,476    59,293,526      1
   Global Equities Portfolio (Class 1)                            5,479,408        12.53        68,658,954    71,155,112      1
   Growth Opportunities Portfolio (Class 1)                       1,870,114         5.73        10,714,078    11,421,403      1
   Growth-Income Portfolio (Class 1)                              9,039,110        17.86       161,401,177   195,539,150      1
   High-Yield Bond Portfolio (Class 1)                           16,848,902         5.43        91,538,604    96,108,316      1
   International Diversified Equities Portfolio (Class 1)         7,391,740         8.72        64,426,394    66,792,403      1
   International Growth and Income Portfolio (Class 1)            8,009,082         8.89        71,179,908    90,074,627      1
   Marsico Focused Growth Portfolio (Class 1)                     2,376,937         7.84        18,645,644    22,262,018      1
   MFS Massachusetts Investors Trust Portfolio (Class 1)          5,211,369        12.71        66,226,571    65,401,187      1
   MFS Total Return Portfolio (Class 1)                          15,041,900        13.68       205,782,136   227,289,880      1
   Mid-Cap Growth Portfolio (Class 1)                             4,807,872         9.03        43,422,346    50,449,993      1
   Real Estate Portfolio (Class 1)                                3,530,128         9.99        35,267,388    52,313,311      1
   Technology Portfolio (Class 1)                                 5,464,486         2.38        12,983,385    12,152,024      1
   Telecom Utility Portfolio (Class 1)                            1,896,814         9.67        18,344,257    20,633,293      1
   Total Return Bond Portfolio (Class 1)                          7,755,367         8.41        65,207,913    62,304,958      1
   Aggressive Growth Portfolio (Class 2)                            509,533         8.13         4,144,577     5,070,297      1
   Alliance Growth Portfolio (Class 2)                            1,542,406        20.93        32,274,906    27,642,727      1
   Balanced Portfolio (Class 2)                                     765,572        13.10        10,026,950     9,417,335      1
   Blue Chip Growth Portfolio (Class 2)                             691,224         6.53         4,515,802     4,187,191      1
   Capital Growth Portfolio (Class 2)                               356,778         7.81         2,785,753     2,611,012      1
   Cash Management Portfolio (Class 2)                            3,269,023        10.68        34,903,610    36,002,967      1
   Corporate Bond Portfolio (Class 2)                             3,303,079        12.89        42,571,679    38,284,346      1
   Davis Venture Value Portfolio (Class 2)                        4,444,973        20.82        92,523,475    96,292,326      1
   "Dogs" of Wall Street Portfolio (Class 2)                      1,080,593         6.80         7,348,853     9,172,130      1
   Emerging Markets Portfolio (Class 2)                           1,621,440         7.98        12,935,073    10,611,629      1
   Equity Opportunities Portfolio (Class 2)                         770,631         9.97         7,683,010     9,572,265      1
   Foreign Value Portfolio (Class 2)                              2,966,389        13.69        40,616,081    40,480,580      1
   Fundamental Growth Portfolio (Class 2)                           245,126        13.99         3,428,999     3,336,924      1
   Global Bond Portfolio (Class 2)                                1,331,512        12.14        16,169,165    15,908,085      1
   Global Equities Portfolio (Class 2)                              627,213        12.49         7,833,355     8,512,441      1
   Growth Opportunities Portfolio (Class 2)                         819,336         5.65         4,632,616     4,704,526      1
   Growth-Income Portfolio (Class 2)                                634,633        17.85        11,325,724    12,768,605      1
   High-Yield Bond Portfolio (Class 2)                            4,102,349         5.42        22,246,264    21,892,861      1
   International Diversified Equities Portfolio (Class 2)         3,463,311         8.67        30,021,823    26,882,627      1
   International Growth and Income Portfolio (Class 2)            1,549,070         8.91        13,799,411    18,024,721      1
   Marsico Focused Growth Portfolio (Class 2)                     2,619,846         7.77        20,351,645    23,482,905      1
   MFS Massachusetts Investors Trust Portfolio (Class 2)          1,167,231        12.70        14,828,965    12,519,702      1
   MFS Total Return Portfolio (Class 2)                           4,665,063        13.67        63,751,431    71,181,954      1
   Mid-Cap Growth Portfolio (Class 2)                             2,337,877         8.93        20,869,437    19,166,801      1
   Real Estate Portfolio (Class 2)                                1,082,947         9.96        10,789,261    15,325,635      1
   Small & Mid Cap Value Portfolio (Class 2)                      1,914,810        13.81        26,447,744    27,064,104      1
   Technology Portfolio (Class 2)                                 1,813,084         2.35         4,258,272     3,951,088      1
   Telecom Utility Portfolio (Class 2)                              300,369         9.66         2,902,835     3,237,332      1
   Total Return Bond Portfolio (Class 2)                          2,663,189         8.37        22,293,889    20,860,434      1
   Aggressive Growth Portfolio (Class 3)                          1,397,972         8.09        11,314,343    14,831,225      1
   Alliance Growth Portfolio (Class 3)                            6,820,104        20.84       142,097,641   135,988,764      1
   American Funds Asset Allocation SAST Portfolio (Class 3)       4,849,555         9.10        44,109,234    47,037,676      1
   American Funds Global Growth SAST Portfolio (Class 3)         14,006,138         9.96       139,541,556   145,542,262      1
   American Funds Growth SAST Portfolio (Class 3)                18,061,945         8.27       149,351,933   177,113,601      1
   American Funds Growth-Income SAST Portfolio (Class 3)         17,376,235         8.45       146,800,095   170,482,625      1
   Balanced Portfolio (Class 3)                                   1,366,356        13.08        17,878,194    18,028,643      1
   Blue Chip Growth Portfolio (Class 3)                           2,640,489         6.52        17,219,970    16,835,616      1
   Capital Growth Portfolio (Class 3)                             6,415,547         7.77        49,854,080    54,049,423      1
   Cash Management Portfolio (Class 3)                           22,220,659        10.66       236,878,333   244,494,321      1
   Corporate Bond Portfolio (Class 3)                            35,738,884        12.86       459,737,070   421,947,322      1
   Davis Venture Value Portfolio (Class 3)                       22,675,785        20.78       471,246,641   562,512,051      1
   "Dogs" of Wall Street Portfolio (Class 3)                      1,856,988         6.79        12,612,965    15,239,739      1
   Emerging Markets Portfolio (Class 3)                          17,497,508         7.94       138,954,707   139,491,946      1
   Equity Opportunities Portfolio (Class 3)                       3,282,274         9.96        32,677,771    42,626,793      1
   Foreign Value Portfolio (Class 3)                             22,724,185        13.69       311,034,623   335,231,741      1
   Fundamental Growth Portfolio (Class 3)                         5,599,579        13.91        77,863,955    88,551,848      1
   Global Bond Portfolio (Class 3)                               10,800,177        12.10       130,721,653   130,407,695      1
   Global Equities Portfolio (Class 3)                            1,698,717        12.46        21,171,000    24,275,895      1
   Growth Opportunities Portfolio (Class 3)                      11,364,896         5.61        63,797,232    65,250,861      1
   Growth-Income Portfolio (Class 3)                                766,766        17.84        13,677,065    16,923,969      1
   High-Yield Bond Portfolio (Class 3)                           17,903,658         5.42        96,956,685    92,626,339      1
   International Diversified Equities Portfolio (Class 3)        24,201,853         8.66       209,558,687   214,759,892      1
   International Growth and Income Portfolio (Class 3)           24,094,459         8.89       214,161,986   285,316,740      1
   Marsico Focused Growth Portfolio (Class 3)                     4,670,966         7.72        36,073,909    43,360,291      1

(A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in Fair Value Measurements, and described in Note 3 to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2009
                                   (continued)

                                                                             Net Asset Value    Net Asset                   Level
Variable Accounts                                                  Shares       Per Share         Value         Cost      (Note A)
-----------------                                                ----------  ---------------  ------------  ------------  --------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust Portfolio (Class 3)          7,022,400       $12.69      $ 89,091,011  $ 80,750,889      1
   MFS Total Return Portfolio (Class 3)                          16,108,017        13.65       219,873,060   256,104,645      1
   Mid-Cap Growth Portfolio (Class 3)                             7,191,032         8.87        63,773,990    61,837,078      1
   Real Estate Portfolio (Class 3)                               13,868,369         9.94       137,825,012   176,865,834      1
   Small & Mid Cap Value Portfolio (Class 3)                     21,925,964        13.79       302,277,240   324,273,923      1
   Small Company Value Portfolio (Class 3)                        6,618,143        13.49        89,250,212    96,661,573      1
   Technology Portfolio (Class 3)                                 8,994,550         2.33        20,975,066    21,210,203      1
   Telecom Utility Portfolio (Class 3)                              901,059         9.65         8,697,071     8,944,454      1
   Total Return Bond Portfolio (Class 3)                         23,246,267         8.35       194,108,866   183,758,592      1

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                                         919,783       $28.01      $ 25,763,129  $ 22,143,595      1
   Comstock Portfolio                                            23,175,152        10.10       234,069,034   262,695,248      1
   Growth and Income Portfolio                                   25,952,505        16.39       425,361,561   464,979,457      1

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
   Diversified International Account (Class 1)                      250,395       $11.24      $  2,814,443  $  4,330,796      1
   Equity Income Account (Class 1)                                1,999,831        13.15        26,297,778    32,734,835      1
   Income Account (Class 1)                                       1,210,915         9.97        12,072,823    12,386,288      1
   LargeCap Blend Account II (Class 1)                              609,789         6.21         3,786,791     5,049,659      1
   LargeCap Growth Account (Class 1)                                 58,362        12.78           745,861       754,436      1
   MidCap Blend Account (Class 1)                                   113,640        31.25         3,551,253     5,024,221      1
   Money Market Account (Class 1)                                 6,239,662         1.00         6,239,662     6,239,662      1
   Mortgage Securities Account (Class 1)                            620,673        10.07         6,250,179     6,450,799      1
   Principal Capital Appreciation Account (Class 1)                 866,474        19.23        16,662,286    17,568,093      1
   Real Estate Securities Account (Class 1)                          66,796        10.83           723,401     1,119,296      1
   SAM Balanced Portfolio (Class 1)                               6,726,547        13.73        92,355,490   100,171,432      1
   SAM Conservative Balanced Portfolio (Class 1)                    861,163        10.94         9,421,124     9,705,346      1
   SAM Conservative Growth Portfolio (Class 1)                    2,560,454        13.80        35,334,269    38,247,821      1
   SAM Flexible Income Portfolio (Class 1)                        1,412,016        11.95        16,873,589    18,288,284      1
   SAM Strategic Growth Portfolio (Class 1)                         863,768        14.83        12,809,684    14,831,692      1
   Short-Term Income Account (Class 1)                            1,348,304         2.46         3,316,828     3,348,146      1
   SmallCap Growth Account II (Class 1)                              75,546         8.80           664,807       664,376      1
   SmallCap Value Account I (Class 1)                                21,443        10.81           231,797       315,347      1
   Diversified International Account (Class 2)                      111,273        11.32         1,259,606     1,678,330      1
   Equity Income Account (Class 2)                                1,360,796        13.10        17,826,430    23,114,648      1
   Income Account (Class 2)                                         583,358         9.95         5,804,410     5,879,629      1
   LargeCap Blend Account II (Class 2)                               91,682         6.24           572,095       658,369      1
   LargeCap Growth Account (Class 2)                                 30,246        12.80           387,148       387,729      1
   MidCap Blend Account (Class 2)                                    26,128        31.23           815,986     1,095,467      1
   Money Market Account (Class 2)                                 4,033,163         1.00         4,033,163     4,033,163      1
   Mortgage Securities Account (Class 2)                            165,012        10.09         1,664,973     1,687,738      1
   Principal Capital Appreciation Account (Class 2)                 214,473        19.17         4,111,445     4,500,164      1
   Real Estate Securities Account (Class 2)                          42,225        10.91           460,675       622,528      1
   SAM Balanced Portfolio (Class 2)                               4,370,703        13.64        59,616,382    67,488,953      1
   SAM Conservative Balanced Portfolio (Class 2)                    756,485        10.85         8,207,867     8,654,892      1
   SAM Conservative Growth Portfolio (Class 2)                    2,343,196        13.69        32,078,347    38,147,108      1
   SAM Flexible Income Portfolio (Class 2)                        1,171,627        11.87        13,907,215    14,861,164      1
   SAM Strategic Growth Portfolio (Class 2)                       1,053,297        14.73        15,515,066    19,606,533      1
   Short-Term Income Account (Class 2)                              707,801         2.45         1,734,111     1,737,582      1
   SmallCap Growth Account II (Class 2)                              30,087         8.73           262,664       288,294      1
   SmallCap Value Account I (Class 2)                                 9,650        10.82           104,411       145,528      1

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class A):
   Columbia Asset Allocation Fund, Variable Series                   77,249       $11.08      $    855,920  $  1,046,953      1
   Columbia Large Cap Value Fund, Variable Series                   378,118        11.53         4,359,704     5,814,066      1
   Columbia Small Company Growth Fund, Variable Series              224,882         9.55         2,147,620     2,468,902      1

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
   Columbia High Yield Fund, Variable Series (Class A)            2,343,226       $ 9.76      $ 22,869,890  $ 22,794,648      1
   Columbia Marsico Focused Equities Fund, Variable
      Series (Class A)                                            3,162,091        14.38        45,470,864    52,170,294      1
   Columbia Marsico Growth Fund, Variable Series (Class A)          237,495        16.91         4,016,044     3,821,028      1
   Columbia Marsico 21st Century Fund, Variable
      Series (Class A)                                              167,800        10.28         1,724,985     1,773,835      1
   Columbia Mid Cap Growth Fund, Variable Series (Class A)          235,468         6.07         1,429,293     1,610,707      1
   Columbia Marsico International Opportunities Fund, Variable
      Series (Class B)                                              331,761        14.15         4,694,413     5,352,523      1

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                                6,142,172       $14.65      $ 89,982,813  $ 94,158,940      1
   Global Growth Fund (Class 2)                                  18,864,379        19.50       367,855,392   368,515,986      1
   Growth Fund (Class 2)                                         10,195,887        46.10       470,030,372   538,012,167      1
   Growth-Income Fund (Class 2)                                  14,904,638        31.18       464,726,621   526,268,907      1
   Asset Allocation Fund (Class 3)                                2,937,029        14.75        43,321,176    49,203,099      1
   Cash Management Fund (Class 3)                                 1,539,529        11.38        17,519,838    17,627,121      1
   Growth Fund (Class 3)                                          4,952,629        46.49       230,247,705   295,252,465      1
   Growth-Income Fund (Class 3)                                   7,173,083        31.39       225,163,090   286,623,677      1
   High-Income Bond Fund (Class 3)                                2,253,599        10.51        23,685,327    25,344,336      1
   International Fund (Class 3)                                   3,957,381        17.18        67,987,799    73,904,498      1
   U.S. Government/AAA-Rated Securities Fund (Class 3)            2,243,052        12.19        27,342,808    27,382,657      1

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                   10,747,006       $20.35      $218,701,580  $268,510,797      1
   Mid Cap Value Portfolio                                        2,437,349        13.25        32,294,873    42,538,363      1

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF                                  387,266       $ 5.90      $  2,284,872  $  3,204,561      1
   BB&T Large Cap VIF                                               241,355         7.61         1,836,714     2,691,116      1
   BB&T Mid Cap Growth VIF                                          148,562         8.81         1,308,831     1,515,464      1
   BB&T Special Opportunities Equity VIF                          1,022,587        14.29        14,612,765    14,368,419      1
   BB&T Total Return Bond VIF                                       911,995        10.37         9,457,386     9,150,398      1

MTB GROUP OF FUNDS:
   MTB Managed Allocation Fund - Moderate Growth II                      45       $ 8.67      $        394  $        343      1

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
   Franklin Income Securities Fund                                1,462,136       $14.12      $ 20,645,365  $ 18,096,739      1
   Franklin Templeton VIP Founding Funds Allocation Fund          4,135,008         7.14        29,523,958    28,770,298      1

(A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in Fair Value Measurements, and described in Note 3 to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009

                                                             Capital     Government and
                                        Asset Allocation   Appreciation   Quality Bond                     Natural Resources
                                            Portfolio       Portfolio       Portfolio    Growth Portfolio      Portfolio
                                            (Class 1)       (Class 1)       (Class 1)        (Class 1)         (Class 1)
                                        ----------------  -------------  --------------  ----------------  -----------------
Investment income:
   Dividends                              $  5,311,990    $           0   $ 9,207,450      $  1,201,521      $  1,245,178
                                          ------------    -------------   -----------      ------------      ------------
Expenses:
   Charges for distribution, mortality
      and expense risk                      (2,148,038)      (4,466,722)   (3,042,610)       (1,644,511)       (1,293,871)
                                          ------------    -------------   -----------      ------------      ------------
Net investment income (loss)                 3,163,952       (4,466,722)    6,164,840          (442,990)          (48,693)
                                          ------------    -------------   -----------      ------------      ------------
Net realized gains (losses) from sale
   of securities                            (9,953,347)     (40,808,224)    1,106,617       (27,958,546)        2,860,069
Realized gain distributions                          0                0             0                 0         5,462,066
                                          ------------    -------------   -----------      ------------      ------------
Net realized gains (losses)                 (9,953,347)     (40,808,224)    1,106,617       (27,958,546)        8,322,135
                                          ------------    -------------   -----------      ------------      ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                     (49,920,963)    (203,047,316)    2,696,668       (98,846,490)      (29,953,510)
   End of period                           (17,093,689)     (70,292,144)      606,650       (37,159,091)       (1,362,415)
                                          ------------    -------------   -----------      ------------      ------------
Change in net unrealized appreciation
   (depreciation) of investments           32,827,274      132,755,172    (2,090,018)       61,687,399        28,591,095
                                          ------------    -------------   -----------      ------------      ------------
Increase (decrease) in net assets
   from operations                        $ 26,037,879    $  87,480,226   $ 5,181,439      $ 33,285,863      $ 36,864,537
                                          ============    =============   ===========      ============      ============

                                                             Capital    Government and
                                        Asset Allocation  Appreciation   Quality Bond                     Natural Resources
                                            Portfolio       Portfolio      Portfolio    Growth Portfolio      Portfolio
                                            (Class 2)       (Class 2)      (Class 2)        (Class 2)         (Class 2)
                                        ----------------  ------------  --------------  ----------------  -----------------
Investment income:
   Dividends                              $   427,837     $          0   $ 4,146,632      $    305,442      $    237,439
                                          -----------     ------------   -----------      ------------      ------------
Expenses:
   Charges for distribution, mortality
      and expense risk                       (187,792)        (976,267)   (1,434,311)         (523,474)         (309,716)
                                          -----------     ------------   -----------      ------------      ------------
Net investment income (loss)                  240,045         (976,267)    2,712,321          (218,032)          (72,277)
                                          -----------     ------------   -----------      ------------      ------------
Net realized gains (losses) from sale
   of securities                             (708,666)      (3,201,067)     (224,473)       (5,305,182)       (3,154,823)
Realized gain distributions                         0                0             0                 0         1,248,707
                                          -----------     ------------   -----------      ------------      ------------
Net realized gains (losses)                  (708,666)      (3,201,067)     (224,473)       (5,305,182)       (1,906,116)
                                          -----------     ------------   -----------      ------------      ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                     (4,345,293)     (29,508,528)     (363,263)      (23,043,456)      (13,468,240)
   End of period                           (1,721,582)      (6,607,455)     (620,234)       (7,092,426)       (3,033,447)
                                          -----------     ------------   -----------      ------------      ------------
Change in net unrealized appreciation
   (depreciation) of investments           2,623,711       22,901,073      (256,971)       15,951,030        10,434,793
                                          -----------     ------------   -----------      ------------      ------------
Increase (decrease) in net assets
   from operations                        $ 2,155,090     $ 18,723,739   $ 2,230,877      $ 10,427,816      $  8,456,400
                                          ===========     ============   ===========      ============      ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                              Capital    Government and
                                        Asset Allocation   Appreciation   Quality Bond                     Natural Resources
                                            Portfolio        Portfolio      Portfolio    Growth Portfolio      Portfolio
                                            (Class 3)        (Class 3)      (Class 3)        (Class 3)         (Class 3)
                                        ----------------  -------------  --------------  ----------------  -----------------
Investment income:
   Dividends                              $   690,354     $           0   $26,151,114     $   1,006,291      $  1,403,953
                                          -----------     -------------   -----------     -------------      ------------
Expenses:
   Charges for distribution, mortality
      and expense risk                       (332,186)       (4,898,469)   (9,061,402)       (2,079,473)       (2,073,444)
                                          -----------     -------------   -----------     -------------      ------------
Net investment income (loss)                  358,168        (4,898,469)   17,089,712        (1,073,182)         (669,491)
                                          -----------     -------------   -----------     -------------      ------------
Net realized gains (losses) from sale
   of securities                           (2,347,131)      (21,500,843)      727,082       (21,419,357)      (14,268,216)
Realized gain distributions                         0                 0             0                 0         8,381,409
                                          -----------     -------------   -----------     -------------      ------------
Net realized gains (losses)                (2,347,131)      (21,500,843)      727,082       (21,419,357)       (5,886,807)
                                          -----------     -------------   -----------     -------------      ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                     (8,346,350)     (172,190,540)    2,603,154      (102,856,642)      (92,424,148)
   End of period                           (2,743,878)      (52,315,863)   (2,275,212)      (40,148,141)      (29,623,361)
                                          -----------     -------------   -----------     -------------      ------------
Change in net unrealized appreciation
   (depreciation) of investments           5,602,472       119,874,677    (4,878,366)       62,708,501        62,800,787
                                          -----------     -------------   -----------     -------------      ------------
Increase (decrease) in net assets
   from operations                        $ 3,613,509     $  93,475,365   $12,938,428     $  40,215,962      $ 56,244,489
                                          ===========     =============   ===========     =============      ============


                                           Aggressive     Alliance Growth                      Blue Chip Growth  Capital Growth
                                        Growth Portfolio     Portfolio     Balanced Portfolio      Portfolio        Portfolio
                                            (Class 1)        (Class 1)          (Class 1)          (Class 1)        (Class 1)
                                        ----------------  ---------------  ------------------  ----------------  --------------
Investment income:
   Dividends                              $     37,300     $   1,166,560      $  1,709,572       $    26,669      $         0
                                          ------------     -------------      ------------       -----------      -----------
Expenses:
   Charges for distribution, mortality
      and expense risk                        (412,650)       (2,940,036)         (767,923)         (119,908)        (104,637)
                                          ------------     -------------      ------------       -----------      -----------
Net investment income (loss)                  (375,350)       (1,773,476)          941,649           (93,239)        (104,637)
                                          ------------     -------------      ------------       -----------      -----------
Net realized gains (losses) from sale
   of securities                            (5,363,574)      (24,753,083)       (4,992,347)         (947,696)        (502,734)
Realized gain distributions                          0                 0                 0                 0                0
                                          ------------     -------------      ------------       -----------      -----------
Net realized gains (losses)                 (5,363,574)      (24,753,083)       (4,992,347)         (947,696)        (502,734)
                                          ------------     -------------      ------------       -----------      -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                     (29,297,952)     (136,259,784)      (25,496,794)       (2,922,432)      (2,491,356)
   End of period                           (14,686,478)      (46,246,033)      (11,454,293)          447,032          490,819
                                          ------------     -------------      ------------       -----------      -----------
Change in net unrealized appreciation
   (depreciation) of investments           14,611,474        90,013,751        14,042,501         3,369,464        2,982,175
                                          ------------     -------------      ------------       -----------      -----------
Increase (decrease) in net assets
   from operations                        $  8,872,550     $  63,487,192      $  9,991,803       $ 2,328,529      $ 2,374,804
                                          ============     =============      ============       ===========      ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)


                                        Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                           Portfolio        Portfolio    Value Portfolio  Street Portfolio      Portfolio
                                           (Class 1)        (Class 1)       (Class 1)         (Class 1)         (Class 1)
                                        ---------------  --------------  ---------------  ----------------  ----------------
Investment income:
   Dividends                              $ 2,957,621     $  7,357,851    $   8,006,692     $    837,175      $          0
                                          -----------     ------------    -------------     ------------      ------------
Expenses:
   Charges for distribution, mortality
      and expense risk                     (2,217,583)      (1,805,177)      (7,679,551)        (269,038)         (846,323)
                                          -----------     ------------    -------------     ------------      ------------
Net investment income (loss)                  740,038        5,552,674          327,141          568,137          (846,323)
                                          -----------     ------------    -------------     ------------      ------------
Net realized gains (losses) from sale
   of securities                           (3,329,735)         578,122      (36,535,739)      (3,536,304)      (17,082,819)
Realized gain distributions                         0                0       11,814,148                0                 0
                                          -----------     ------------    -------------     ------------      ------------
Net realized gains (losses)                (3,329,735)         578,122      (24,721,591)      (3,536,304)      (17,082,819)
                                          -----------     ------------    -------------     ------------      ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                     (4,059,626)     (10,150,377)    (190,415,015)     (10,598,792)      (47,623,438)
   End of period                           (3,594,806)      13,582,985      (29,904,720)      (4,923,920)          238,902
                                          -----------     ------------    -------------     ------------      ------------
Change in net unrealized appreciation
   (depreciation) of investments             464,820       23,733,362      160,510,295        5,674,872        47,862,340
                                          -----------     ------------    -------------     ------------      ------------
Increase (decrease) in net assets
   from operations                        $(2,124,877)    $ 29,864,158    $ 136,115,845     $  2,706,705      $ 29,933,198
                                          ===========     ============    =============     ============      ============

                                           Equity                                                          Growth
                                        Opportunities     Fundamental    Global Bond  Global Equities  Opportunities
                                          Portfolio    Growth Portfolio   Portfolio      Portfolio       Portfolio
                                          (Class 1)        (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                        -------------  ----------------  -----------  ---------------  -------------
Investment income:
   Dividends                            $    445,366     $          0    $ 2,032,518   $  1,766,400     $         0
                                        ------------     ------------    -----------   ------------     -----------
Expenses:
   Charges for distribution, mortality
      and expense risk                      (524,994)        (693,423)      (913,239)      (956,340)       (151,616)
                                        ------------     ------------    -----------   ------------     -----------
Net investment income (loss)                 (79,628)        (693,423)     1,119,279        810,060        (151,616)
                                        ------------     ------------    -----------   ------------     -----------
Net realized gains (losses) from sale
   of securities                          (7,346,299)      (6,664,827)       958,285     (3,282,592)       (700,903)
Realized gain distributions                        0                0      1,423,337              0               0
                                        ------------     ------------    -----------   ------------     -----------
Net realized gains (losses)               (7,346,299)      (6,664,827)     2,381,622     (3,282,592)       (700,903)
                                        ------------     ------------    -----------   ------------     -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                   (27,469,712)     (39,985,494)     1,954,169    (20,065,688)     (3,105,568)
   End of period                         (11,104,595)     (19,209,937)     1,401,950     (2,496,158)       (707,325)
                                        ------------     ------------    -----------   ------------     -----------
Change in net unrealized appreciation
   (depreciation) of investments         16,365,117       20,775,557       (552,219)    17,569,530       2,398,243
                                        ------------     ------------    -----------   ------------     -----------
Increase (decrease) in net assets
   from operations                      $  8,939,190     $ 13,417,307    $ 2,948,682   $ 15,096,998     $ 1,545,724
                                        ============     ============    ===========   ============     ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2009
                                  (continued)


                                                                           International      International
                                        Growth-Income  High-Yield Bond      Diversified     Growth and Income   Marsico Focused
                                          Portfolio       Portfolio     Equities Portfolio      Portfolio      Growth Portfolio
                                          (Class 1)       (Class 1)          (Class 1)          (Class 1)          (Class 1)
                                        -------------  ---------------  ------------------  -----------------  ----------------
Investment income:
   Dividends                            $  2,168,763    $  7,435,822       $    798,389       $          0       $    143,112
                                        ------------    ------------       ------------       ------------       ------------
Expenses:
   Charges for distribution, mortality
      and expense risk                    (2,314,915)     (1,228,532)          (891,697)        (1,001,331)          (279,797)
                                        ------------    ------------       ------------       ------------       ------------
Net investment income (loss)                (146,152)      6,207,290            (93,308)        (1,001,331)          (136,685)
                                        ------------    ------------       ------------       ------------       ------------
Net realized gains (losses) from sale
   of securities                         (19,122,370)    (13,453,379)        (2,357,562)        (8,598,521)        (3,860,933)
Realized gain distributions                        0               0                  0                  0                  0
                                        ------------    ------------       ------------       ------------       ------------
Net realized gains (losses)              (19,122,370)    (13,453,379)        (2,357,562)        (8,598,521)        (3,860,933)
                                        ------------    ------------       ------------       ------------       ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                   (88,377,914)    (38,774,639)       (18,350,850)       (42,863,319)       (11,934,922)
   End of period                         (34,137,973)     (4,569,712)        (2,366,009)       (18,894,719)        (3,616,374)
                                        ------------    ------------       ------------       ------------       ------------
Change in net unrealized appreciation
   (depreciation) of investments         54,239,941      34,204,927         15,984,841         23,968,600          8,318,548
                                        ------------    ------------       ------------       ------------       ------------
Increase (decrease) in net assets
   from operations                      $ 34,971,419    $ 26,958,838       $ 13,533,971       $ 14,368,748       $  4,320,930
                                        ============    ============       ============       ============       ============

                                              MFS
                                         Massachusetts
                                        Investors Trust  MFS Total Return  Mid-Cap Growth   Real Estate   Technology
                                           Portfolio         Portfolio        Portfolio      Portfolio    Portfolio
                                           (Class 1)         (Class 1)        (Class 1)      (Class 1)    (Class 1)
                                        ---------------  ----------------  --------------  ------------  -----------
Investment income:
   Dividends                             $    789,292      $  7,535,634     $          0   $    666,756  $         0
                                         ------------      ------------     ------------   ------------  -----------
Expenses:
   Charges for distribution, mortality
      and expense risk                       (899,861)       (3,051,290)        (589,228)      (466,676)    (147,926)
                                         ------------      ------------     ------------   ------------  -----------
Net investment income (loss)                 (110,569)        4,484,344         (589,228)       200,080     (147,926)
                                         ------------      ------------     ------------   ------------  -----------
Net realized gains (losses) from sale
   of securities                           (2,880,587)      (11,739,680)      (5,921,607)    (9,839,579)  (2,650,775)
Realized gain distributions                         0                 0                0              0            0
                                         ------------      ------------     ------------   ------------  -----------
Net realized gains (losses)                (2,880,587)      (11,739,680)      (5,921,607)    (9,839,579)  (2,650,775)
                                         ------------      ------------     ------------   ------------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                    (15,011,768)      (58,411,429)     (26,513,404)   (34,082,423)  (5,735,115)
   End of period                              825,384       (21,507,744)      (7,027,647)   (17,045,923)     831,361
                                         ------------      ------------     ------------   ------------  -----------
Change in net unrealized appreciation
   (depreciation) of investments          15,837,152        36,903,685       19,485,757     17,036,500    6,566,476
                                         ------------      ------------     ------------   ------------  -----------
Increase (decrease) in net assets
   from operations                       $ 12,845,996      $ 29,648,349     $ 12,974,922   $  7,397,001  $ 3,767,775
                                         ============      ============     ============   ============  ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                        Telecom Utility  Total Return Bond     Aggressive     Alliance Growth    Balanced
                                           Portfolio         Portfolio      Growth Portfolio     Portfolio      Portfolio
                                           (Class 1)         (Class 1)          (Class 2)        (Class 2)      (Class 2)
                                        ---------------  -----------------  ----------------  ---------------  -----------
Investment income:
   Dividends                              $   934,702       $ 1,210,992       $         0       $   130,144    $   298,032
                                          -----------       -----------       -----------       -----------    -----------
Expenses:
   Charges for distribution, mortality
      and expense risk                       (260,875)         (858,504)          (56,353)         (454,392)      (145,246)
                                          -----------       -----------       -----------       -----------    -----------
Net investment income (loss)                  673,827           352,488           (56,353)         (324,248)       152,786
                                          -----------       -----------       -----------       -----------    -----------
Net realized gains (losses) from sale
   of securities                           (1,292,406)         (123,871)         (529,265)         (340,585)    (1,104,779)
Realized gain distributions                         0                 0                 0                 0              0
                                          -----------       -----------       -----------       -----------    -----------
Net realized gains (losses)                (1,292,406)         (123,871)         (529,265)         (340,585)    (1,104,779)
                                          -----------       -----------       -----------       -----------    -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                     (7,342,257)       (2,051,113)       (2,678,081)       (5,501,145)    (2,163,212)
   End of period                           (2,289,036)        2,902,955          (925,720)        4,632,179        609,615
                                          -----------       -----------       -----------       -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments           5,053,221         4,954,068         1,752,361        10,133,324      2,772,827
                                          -----------       -----------       -----------       -----------    -----------
Increase (decrease) in net assets
   from operations                        $ 4,434,642       $ 5,182,685       $ 1,166,743       $ 9,468,491    $ 1,820,834
                                          ===========       ===========       ===========       ===========    ===========

                                        Blue Chip Growth  Capital Growth  Cash Management  Corporate Bond   Davis Venture
                                            Portfolio        Portfolio       Portfolio        Portfolio    Value Portfolio
                                            (Class 2)        (Class 2)       (Class 2)        (Class 2)       (Class 2)
                                        ----------------  --------------  ---------------  --------------  ---------------
Investment income:
   Dividends                              $     6,704       $       0       $   931,248     $ 2,459,617     $  1,169,104
                                          -----------       ---------       -----------     -----------     ------------
Expenses:
   Charges for distribution, mortality
      and expense risk                        (64,987)        (38,971)         (744,918)       (632,323)      (1,304,677)
                                          -----------       ---------       -----------     -----------     ------------
Net investment income (loss)                  (58,283)        (38,971)          186,330       1,827,294         (135,573)
                                          -----------       ---------       -----------     -----------     ------------
Net realized gains (losses) from sale
   of securities                             (119,763)        (38,389)       (1,150,040)        225,592       (5,404,323)
Realized gain distributions                         0               0                 0               0        1,978,074
                                          -----------       ---------       -----------     -----------     ------------
Net realized gains (losses)                  (119,763)        (38,389)       (1,150,040)        225,592       (3,426,249)
                                          -----------       ---------       -----------     -----------     ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                     (1,075,275)       (747,502)       (1,275,265)     (3,862,247)     (29,875,865)
   End of period                              328,611         174,741        (1,099,357)      4,287,333       (3,768,851)
                                          -----------       ---------       -----------     -----------     ------------
Change in net unrealized appreciation
   (depreciation) of investments           1,403,886         922,243           175,908       8,149,580       26,107,014
                                          -----------       ---------       -----------     -----------     ------------
Increase (decrease) in net assets
   from operations                        $ 1,225,840       $ 844,883       $  (787,802)    $10,202,466     $ 22,545,192
                                          ===========       =========       ===========     ===========     ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                                Equity
                                         "Dogs" of Wall   Emerging Markets  Opportunities  Foreign Value     Fundamental
                                        Street Portfolio      Portfolio       Portfolio      Portfolio    Growth Portfolio
                                            (Class 2)         (Class 2)       (Class 2)      (Class 2)        (Class 2)
                                        ----------------  ----------------  -------------  -------------  ----------------
Investment income:
   Dividends                              $   307,310       $          0     $    76,086    $   992,747     $         0
                                          -----------       ------------     -----------    -----------     -----------
Expenses:
   Charges for distribution, mortality
      and expense risk                       (105,190)          (174,646)       (109,439)      (565,994)        (49,408)
                                          -----------       ------------     -----------    -----------     -----------
Net investment income (loss)                  202,120           (174,646)        (33,353)       426,753         (49,408)
                                          -----------       ------------     -----------    -----------     -----------
Net realized gains (losses) from sale
   of securities                           (1,135,978)        (7,666,538)     (1,512,521)      (884,524)       (134,178)
Realized gain distributions                         0                  0               0        969,906               0
                                          -----------       ------------     -----------    -----------     -----------
Net realized gains (losses)                (1,135,978)        (7,666,538)     (1,512,521)        85,382        (134,178)
                                          -----------       ------------     -----------    -----------     -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                     (3,854,601)       (11,646,493)     (5,193,296)    (8,476,151)     (1,006,493)
   End of period                           (1,823,277)         2,323,444      (1,889,255)       135,501          92,075
                                          -----------       ------------     -----------    -----------     -----------
Change in net unrealized appreciation
   (depreciation) of investments           2,031,324         13,969,937       3,304,041      8,611,652       1,098,568
                                          -----------       ------------     -----------    -----------     -----------
Increase (decrease) in net assets
   from operations                        $ 1,097,466       $  6,128,753     $ 1,758,167    $ 9,123,787     $   914,982
                                          ===========       ============     ===========    ===========     ===========

                                                                          Growth
                                        Global Bond  Global Equities  Opportunities  Growth-Income  High-Yield Bond
                                         Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                         (Class 2)      (Class 2)       (Class 2)      (Class 2)       (Class 2)
                                        -----------  ---------------  -------------  -------------  ---------------
Investment income:
   Dividends                             $ 526,873     $   181,813      $       0     $   130,372     $ 1,794,942
                                         ---------     -----------      ---------     -----------     -----------
Expenses:
   Charges for distribution, mortality
      and expense risk                    (252,423)       (105,735)       (64,952)       (171,673)       (311,877)
                                         ---------     -----------      ---------     -----------     -----------
Net investment income (loss)               274,450          76,078        (64,952)        (41,301)      1,483,065
                                         ---------     -----------      ---------     -----------     -----------
Net realized gains (losses) from sale
   of securities                           245,481        (373,452)       (42,741)     (1,339,970)     (3,180,865)
Realized gain distributions                385,125               0              0               0               0
                                         ---------     -----------      ---------     -----------     -----------
Net realized gains (losses)                630,606        (373,452)       (42,741)     (1,339,970)     (3,180,865)
                                         ---------     -----------      ---------     -----------     -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                     399,175      (2,584,168)      (821,114)     (5,214,137)     (7,947,625)
   End of period                           261,080        (679,086)       (71,910)     (1,442,881)        353,403
                                         ---------     -----------      ---------     -----------     -----------
Change in net unrealized appreciation
   (depreciation) of investments         (138,095)      1,905,082        749,204       3,771,256       8,301,028
                                         ---------     -----------      ---------     -----------     -----------
Increase (decrease) in net assets
   from operations                       $ 766,961     $ 1,607,708      $ 641,511     $ 2,389,985     $ 6,603,228
                                         =========     ===========      =========     ===========     ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                                                      MFS
                                           International      International                      Massachusetts
                                            Diversified        Growth and      Marsico Focused  Investors Trust  MFS Total Return
                                        Equities Portfolio  Income Portfolio  Growth Portfolio     Portfolio         Portfolio
                                             (Class 2)          (Class 2)         (Class 2)        (Class 2)         (Class 2)
                                        ------------------  ----------------  ----------------  ---------------  ----------------
Investment income:
   Dividends                               $   323,258        $         0       $    116,447      $  154,973       $  2,274,371
                                           -----------        -----------       ------------      ----------       ------------
Expenses:
   Charges for distribution, mortality
      and expense risk                        (417,488)          (195,095)          (291,855)       (203,793)          (979,654)
                                           -----------        -----------       ------------      ----------       ------------
Net investment income (loss)                   (94,230)          (195,095)          (175,408)        (48,820)         1,294,717
                                           -----------        -----------       ------------      ----------       ------------
Net realized gains (losses) from sale
   of securities                            (1,237,980)        (1,274,026)        (2,390,233)        168,506         (4,167,053)
Realized gain distributions                          0                  0                  0               0                  0
                                           -----------        -----------       ------------      ----------       ------------
Net realized gains (losses)                 (1,237,980)        (1,274,026)        (2,390,233)        168,506         (4,167,053)
                                           -----------        -----------       ------------      ----------       ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                      (4,493,416)        (8,470,982)       (10,286,440)       (445,543)       (19,488,219)
   End of period                             3,139,196         (4,225,310)        (3,131,260)      2,309,263         (7,430,523)
                                           -----------        -----------       ------------      ----------       ------------
Change in net unrealized appreciation
   (depreciation) of investments            7,632,612          4,245,672          7,155,180       2,754,806         12,057,696
                                           -----------        -----------       ------------      ----------       ------------
Increase (decrease) in net assets
   from operations                         $ 6,300,402        $ 2,776,551       $  4,589,539      $2,874,492       $  9,185,360
                                           ===========        ===========       ============      ==========       ============



                                        Mid-Cap Growth   Real Estate  Small & Mid Cap   Technology  Telecom Utility
                                           Portfolio      Portfolio   Value Portfolio    Portfolio     Portfolio
                                           (Class 2)      (Class 2)      (Class 2)       (Class 2)     (Class 2)
                                        --------------  ------------  ---------------  -----------  ---------------
Investment income:
   Dividends                             $         0    $    185,932   $    163,300    $         0    $   143,594
                                         -----------    ------------   ------------    -----------    -----------
Expenses:
   Charges for distribution, mortality
      and expense risk                      (293,570)       (146,917)      (360,338)       (53,265)       (44,368)
                                         -----------    ------------   ------------    -----------    -----------
Net investment income (loss)                (293,570)         39,015       (197,038)       (53,265)        99,226
                                         -----------    ------------   ------------    -----------    -----------
Net realized gains (losses) from sale
   of securities                            (587,362)     (3,850,161)    (2,745,015)      (741,858)      (399,308)
Realized gain distributions                        0               0        854,373              0              0
                                         -----------    ------------   ------------    -----------    -----------
Net realized gains (losses)                 (587,362)     (3,850,161)    (1,890,642)      (741,858)      (399,308)
                                         -----------    ------------   ------------    -----------    -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                    (5,512,417)    (10,744,534)   (10,550,895)    (1,801,817)    (1,345,880)
   End of period                           1,702,636      (4,536,374)      (616,360)       307,184       (334,497)
                                         -----------    ------------   ------------    -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments          7,215,053       6,208,160      9,934,535      2,109,001      1,011,383
                                         -----------    ------------   ------------    -----------    -----------
Increase (decrease) in net assets
   from operations                       $ 6,334,121    $  2,397,014   $  7,846,855    $ 1,313,878    $   711,301
                                         ===========    ============   ============    ===========    ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                                               American Funds   American Funds
                                        Total Return Bond     Aggressive     Alliance Growth  Asset Allocation   Global Growth
                                            Portfolio      Growth Portfolio     Portfolio      SAST Portfolio   SAST Portfolio
                                            (Class 2)          (Class 3)        (Class 3)         (Class 3)        (Class 3)
                                        -----------------  ----------------  ---------------  ----------------  --------------
Investment income:
   Dividends                               $  381,760        $         0      $    438,738      $    829,845     $  2,471,200
                                           ----------        -----------      ------------      ------------     ------------
Expenses:
   Charges for distribution, mortality
      and expense risk                       (284,143)          (142,700)       (2,042,968)         (571,878)      (1,686,249)
                                           ----------        -----------      ------------      ------------     ------------
Net investment income (loss)                   97,617           (142,700)       (1,604,230)          257,967          784,951
                                           ----------        -----------      ------------      ------------     ------------
Net realized gains (losses) from sale
   of securities                              389,810         (1,449,563)       (4,222,658)       (1,300,711)      (3,884,590)
Realized gain distributions                         0                  0                 0         1,050,416        5,332,146
                                           ----------        -----------      ------------      ------------     ------------
Net realized gains (losses)                   389,810         (1,449,563)       (4,222,658)         (250,295)       1,447,556
                                           ----------        -----------      ------------      ------------     ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                        263,814         (8,117,610)      (41,564,281)      (10,187,355)     (39,667,048)
   End of period                            1,433,455         (3,516,882)        6,108,877        (2,928,442)      (6,000,706)
                                           ----------        -----------      ------------      ------------     ------------
Change in net unrealized appreciation
   (depreciation) of investments           1,169,641          4,600,728        47,673,158         7,258,913       33,666,342
                                           ----------        -----------      ------------      ------------     ------------
Increase (decrease) in net assets
   from operations                         $1,657,068        $ 3,008,465      $ 41,846,270      $  7,266,585     $ 35,898,849
                                           ==========        ===========      ============      ============     ============

                                        American Funds  American Funds
                                          Growth SAST    Growth-Income    Balanced   Blue Chip Growth  Capital Growth
                                           Portfolio    SAST Portfolio   Portfolio       Portfolio        Portfolio
                                           (Class 3)       (Class 3)     (Class 3)       (Class 3)        (Class 3)
                                        --------------  --------------  -----------  ----------------  --------------
Investment income:
   Dividends                             $  2,112,663    $  2,753,155   $   426,594    $     7,184      $          0
                                         ------------    ------------   -----------    -----------      ------------
Expenses:
   Charges for distribution, mortality
      and expense risk                     (1,933,521)     (1,997,752)     (218,918)      (186,197)         (710,915)
                                         ------------    ------------   -----------    -----------      ------------
Net investment income (loss)                  179,142         755,403       207,676       (179,013)         (710,915)
                                         ------------    ------------   -----------    -----------      ------------
Net realized gains (losses) from sale
   of securities                           (7,088,311)     (5,045,336)     (830,064)      (784,472)       (5,389,779)
Realized gain distributions                10,318,991       5,961,814             0              0                 0
                                         ------------    ------------   -----------    -----------      ------------
Net realized gains (losses)                 3,230,680         916,478      (830,064)      (784,472)       (5,389,779)
                                         ------------    ------------   -----------    -----------      ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                    (62,766,274)    (55,010,232)   (3,528,124)    (4,070,806)      (25,456,788)
   End of period                          (27,761,668)    (23,682,530)     (150,449)       384,354        (4,195,343)
                                         ------------    ------------   -----------    -----------      ------------
Change in net unrealized appreciation
   (depreciation) of investments          35,004,606      31,327,702     3,377,675      4,455,160        21,261,445
                                         ------------    ------------   -----------    -----------      ------------
Increase (decrease) in net assets
   from operations                       $ 38,414,428    $ 32,999,583   $ 2,755,287    $ 3,491,675      $ 15,160,751
                                         ============    ============   ===========    ===========      ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)


                                        Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                           Portfolio        Portfolio    Value Portfolio  Street Portfolio      Portfolio
                                           (Class 3)        (Class 3)       (Class 3)         (Class 3)         (Class 3)
                                        ---------------  --------------  ---------------  ----------------  ----------------
Investment income:
   Dividends                              $ 6,178,496     $ 24,809,951    $   5,316,019     $   502,609      $           0
                                          -----------     ------------    -------------     -----------      -------------
Expenses:
   Charges for distribution, mortality
      and expense risk                     (4,959,903)      (6,345,980)      (6,506,976)       (173,351)        (1,783,332)
                                          -----------     ------------    -------------     -----------      -------------
Net investment income (loss)                1,218,593       18,463,971       (1,190,957)        329,258         (1,783,332)
                                          -----------     ------------    -------------     -----------      -------------
Net realized gains (losses) from sale
   of securities                           (6,773,828)      (1,533,964)     (34,602,562)     (2,352,438)       (56,238,893)
Realized gain distributions                         0                0        9,884,111               0                  0
                                          -----------     ------------    -------------     -----------      -------------
Net realized gains (losses)                (6,773,828)      (1,533,964)     (24,718,451)     (2,352,438)       (56,238,893)
                                          -----------     ------------    -------------     -----------      -------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                     (7,616,106)     (42,834,864)    (231,088,741)     (6,539,928)      (118,323,846)
   End of period                           (7,615,988)      37,789,748      (91,265,410)     (2,626,774)          (537,239)
                                          -----------     ------------    -------------     -----------      -------------
Change in net unrealized appreciation
   (depreciation) of investments                 118       80,624,612      139,823,331       3,913,154        117,786,607
                                          -----------     ------------    -------------     -----------      -------------
Increase (decrease) in net assets
   from operations                        $(5,555,117)    $ 97,554,619    $ 113,913,923     $ 1,889,974      $  59,764,382
                                          ===========     ============    =============     ===========      =============

                                           Equity
                                        Opportunities  Foreign Value     Fundamental    Global Bond  Global Equities
                                          Portfolio      Portfolio    Growth Portfolio   Portfolio      Portfolio
                                          (Class 3)      (Class 3)        (Class 3)      (Class 3)      (Class 3)
                                        -------------  -------------  ----------------  -----------  ---------------
Investment income:
   Dividends                            $    290,175   $  6,924,515     $          0    $ 3,818,377    $   461,128
                                        ------------   ------------     ------------    -----------    -----------
Expenses:
   Charges for distribution, mortality
      and expense risk                      (484,631)    (4,171,484)      (1,113,378)    (1,819,575)      (289,018)
                                        ------------   ------------     ------------    -----------    -----------
Net investment income (loss)                (194,456)     2,753,031       (1,113,378)     1,998,802        172,110
                                        ------------   ------------     ------------    -----------    -----------
Net realized gains (losses) from sale
   of securities                          (6,775,030)   (12,820,016)      (6,911,461)       948,045     (1,336,800)
Realized gain distributions                        0      7,080,369                0      2,870,688              0
                                        ------------   ------------     ------------    -----------    -----------
Net realized gains (losses)               (6,775,030)    (5,739,647)      (6,911,461)     3,818,733     (1,336,800)
                                        ------------   ------------     ------------    -----------    -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                   (24,768,364)   (93,435,385)     (38,984,602)       605,521     (8,542,828)
   End of period                          (9,949,022)   (24,197,118)     (10,687,893)       313,958     (3,104,895)
                                        ------------   ------------     ------------    -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments         14,819,342     69,238,267       28,296,709       (291,563)     5,437,933
                                        ------------   ------------     ------------    -----------    -----------
Increase (decrease) in net assets
   from operations                      $  7,849,856   $ 66,251,651     $ 20,271,870    $ 5,525,972    $ 4,273,243
                                        ============   ============     ============    ===========    ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)


                                            Growth                                        International      International
                                        Opportunities  Growth-Income  High-Yield Bond      Diversified        Growth and
                                          Portfolio      Portfolio       Portfolio     Equities Portfolio  Income Portfolio
                                          (Class 3)      (Class 3)       (Class 3)          (Class 3)          (Class 3)
                                        -------------  -------------  ---------------  ------------------  ----------------
Investment income:
   Dividends                            $          0    $   137,610    $  6,949,426       $  2,016,087      $           0
                                        ------------    -----------    ------------       ------------      -------------
Expenses:
   Charges for distribution, mortality
      and expense risk                      (774,533)      (195,578)     (1,205,898)        (2,978,859)        (2,975,499)
                                        ------------    -----------    ------------       ------------      -------------
Net investment income (loss)                (774,533)       (57,968)      5,743,528           (962,772)        (2,975,499)
                                        ------------    -----------    ------------       ------------      -------------
Net realized gains (losses) from sale
   of securities                          (1,052,481)    (1,544,655)    (13,739,803)        (8,510,401)       (29,588,202)
Realized gain distributions                        0              0               0                  0                  0
                                        ------------    -----------    ------------       ------------      -------------
Net realized gains (losses)               (1,052,481)    (1,544,655)    (13,739,803)        (8,510,401)       (29,588,202)
                                        ------------    -----------    ------------       ------------      -------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                   (11,856,392)    (7,706,329)    (28,924,577)       (59,532,393)      (150,321,380)
   End of period                          (1,453,629)    (3,246,904)      4,330,346         (5,201,205)       (71,154,754)
                                        ------------    -----------    ------------       ------------      -------------
Change in net unrealized appreciation
   (depreciation) of investments         10,402,763      4,459,425      33,254,923         54,331,188         79,166,626
                                        ------------    -----------    ------------       ------------      -------------
Increase (decrease) in net assets
   from operations                      $  8,575,749    $ 2,856,802    $ 25,258,648       $ 44,858,015      $  46,602,925
                                        ============    ===========    ============       ============      =============

                                                                MFS
                                                           Massachusetts
                                         Marsico Focused  Investors Trust  MFS Total Return  Mid-Cap Growth   Real Estate
                                        Growth Portfolio     Portfolio         Portfolio        Portfolio      Portfolio
                                            (Class 3)        (Class 3)         (Class 3)        (Class 3)      (Class 3)
                                        ----------------  ---------------  ----------------  --------------  -------------
Investment income:
   Dividends                              $    147,734      $   821,037      $  7,218,802     $          0   $   2,096,928
                                          ------------      -----------      ------------     ------------   -------------
Expenses:
   Charges for distribution, mortality
      and expense risk                        (441,882)      (1,078,633)       (3,191,994)        (860,344)     (1,767,660)
                                          ------------      -----------      ------------     ------------   -------------
Net investment income (loss)                  (294,148)        (257,596)        4,026,808         (860,344)        329,268
                                          ------------      -----------      ------------     ------------   -------------
Net realized gains (losses) from sale
   of securities                            (3,228,656)        (340,830)      (13,330,845)      (2,144,128)    (36,540,253)
Realized gain distributions                          0                0                 0                0               0
                                          ------------      -----------      ------------     ------------   -------------
Net realized gains (losses)                 (3,228,656)        (340,830)      (13,330,845)      (2,144,128)    (36,540,253)
                                          ------------      -----------      ------------     ------------   -------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                     (17,973,024)      (8,746,601)      (75,536,770)     (19,465,146)   (109,735,870)
   End of period                            (7,286,382)       8,340,122       (36,231,585)       1,936,912     (39,040,822)
                                          ------------      -----------      ------------     ------------   -------------
Change in net unrealized appreciation
   (depreciation) of investments           10,686,642       17,086,723        39,305,185       21,402,058      70,695,048
                                          ------------      -----------      ------------     ------------   -------------
Increase (decrease) in net assets
   from operations                        $  7,163,838      $16,488,297      $ 30,001,148     $ 18,397,586   $  34,484,063
                                          ============      ===========      ============     ============   =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)


                                        Small & Mid Cap   Small Company    Technology  Telecom Utility  Total Return Bond
                                        Value Portfolio  Value Portfolio    Portfolio     Portfolio         Portfolio
                                           (Class 3)        (Class 3)       (Class 3)     (Class 3)         (Class 3)
                                        ---------------  ---------------  -----------  ---------------  -----------------
Investment income:
   Dividends                             $   1,524,395    $    419,637    $         0    $   408,491       $ 2,885,623
                                         -------------    ------------    -----------    -----------       -----------
Expenses:
   Charges for distribution, mortality
      and expense risk                      (4,030,965)     (1,160,149)      (253,134)      (116,298)       (2,071,537)
                                         -------------    ------------    -----------    -----------       -----------
Net investment income (loss)                (2,506,570)       (740,512)      (253,134)       292,193           814,086
                                         -------------    ------------    -----------    -----------       -----------
Net realized gains (losses) from sale
   of securities                           (20,094,656)     (5,416,882)    (1,948,059)    (1,108,132)        1,480,486
Realized gain distributions                  9,441,387               0              0              0                 0
                                         -------------    ------------    -----------    -----------       -----------
Net realized gains (losses)                (10,653,269)     (5,416,882)    (1,948,059)    (1,108,132)        1,480,486
                                         -------------    ------------    -----------    -----------       -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                    (124,671,899)    (33,996,723)    (8,524,764)    (3,152,665)        2,108,216
   End of period                           (21,996,683)     (7,411,361)      (235,137)      (247,383)       10,350,274
                                         -------------    ------------    -----------    -----------       -----------
Change in net unrealized appreciation
   (depreciation) of investments          102,675,216      26,585,362      8,289,627      2,905,282         8,242,058
                                         -------------    ------------    -----------    -----------       -----------
Increase (decrease) in net assets
   from operations                       $  89,515,377    $ 20,427,968    $ 6,088,434    $ 2,089,343       $10,536,630
                                         =============    ============    ===========    ===========       ===========

                                                                                         Diversified
                                        Capital Growth    Comstock       Growth and     International  Equity Income
                                           Portfolio      Portfolio   Income Portfolio     Account        Account
                                          (Class II)     (Class II)      (Class II)       (Class 1)      (Class 1)
                                        --------------  ------------  ----------------  -------------  -------------
Investment income:
   Dividends                             $         0    $  8,603,630   $  13,267,864     $   111,222   $  1,439,642
                                         -----------    ------------   -------------     -----------   ------------
Expenses:
   Charges for distribution, mortality
      and expense risk                      (286,628)     (3,124,410)     (5,800,959)        (32,759)      (360,149)
                                         -----------    ------------   -------------     -----------   ------------
Net investment income (loss)                (286,628)      5,479,220       7,466,905          78,463      1,079,493
                                         -----------    ------------   -------------     -----------   ------------
Net realized gains (losses) from sale
   of securities                            (540,297)    (16,025,887)    (15,769,441)       (407,526)    (2,709,454)
Realized gain distributions                        0               0               0               0              0
                                         -----------    ------------   -------------     -----------   ------------
Net realized gains (losses)                 (540,297)    (16,025,887)    (15,769,441)       (407,526)    (2,709,454)
                                         -----------    ------------   -------------     -----------   ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                    (5,782,534)    (87,617,441)   (126,268,082)     (2,392,002)   (11,892,446)
   End of period                           3,619,534     (28,626,214)    (39,617,896)     (1,516,353)    (6,437,057)
                                         -----------    ------------   -------------     -----------   ------------
Change in net unrealized appreciation
   (depreciation) of investments          9,402,068      58,991,227      86,650,186         875,649      5,455,389
                                         -----------    ------------   -------------     -----------   ------------
Increase (decrease) in net assets
   from operations                       $ 8,575,143    $ 48,444,560   $  78,347,650     $   546,586   $  3,825,428
                                         ===========    ============   =============     ===========   ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)


                                                        LargeCap Blend  LargeCap Growth  MidCap Blend  Money Market
                                        Income Account    Account II        Account         Account       Account
                                           (Class 1)       (Class 1)       (Class 1)       (Class 1)     (Class 1)
                                        --------------  --------------  ---------------  ------------  ------------
Investment income:
   Dividends                             $ 1,191,296     $    67,817       $   5,173     $    62,423    $  30,295
                                         -----------     -----------       ---------     -----------    ---------
Expenses:
   Charges for distribution, mortality
      and expense risk                      (169,264)        (55,405)        (10,198)        (45,596)    (151,210)
                                         -----------     -----------       ---------     -----------    ---------
Net investment income (loss)               1,022,032          12,412          (5,025)         16,827     (120,915)
                                         -----------     -----------       ---------     -----------    ---------
Net realized gains (losses) from sale
   of securities                            (245,467)     (1,210,111)        (14,409)       (530,131)           0
Realized gain distributions                   15,039               0               0         258,161            0
                                         -----------     -----------       ---------     -----------    ---------
Net realized gains (losses)                 (230,428)     (1,210,111)        (14,409)       (271,970)           0
                                         -----------     -----------       ---------     -----------    ---------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                    (1,302,862)     (3,344,575)       (180,370)     (2,469,958)           0
   End of period                            (313,465)     (1,262,868)         (8,575)     (1,472,968)           0
                                         -----------     -----------       ---------     -----------    ---------
Change in net unrealized appreciation
   (depreciation) of investments            989,397       2,081,707         171,795         996,990            0
                                         -----------     -----------       ---------     -----------    ---------
Increase (decrease) in net assets
   from operations                       $ 1,781,001     $   884,008       $ 152,361     $   741,847    $(120,915)
                                         ===========     ===========       =========     ===========    =========

                                                            Principal Capital                                            SAM
                                             Mortgage          Appreciation        Real Estate     SAM Balanced     Conservative
                                        Securities Account       Account       Securities Account    Portfolio   Balanced Portfolio
                                             (Class 1)          (Class 1)           (Class 1)        (Class 1)        (Class 1)
                                        ------------------  -----------------  ------------------  ------------  ------------------
Investment income:
   Dividends                                $ 538,221          $   249,683         $  23,868       $  3,575,963     $   283,028
                                            ---------          -----------         ---------       ------------     -----------
Expenses:
   Charges for distribution, mortality
      and expense risk                        (96,693)            (220,349)           (7,892)        (1,298,349)       (126,532)
                                            ---------          -----------         ---------       ------------     -----------
Net investment income (loss)                  441,528               29,334            15,976          2,277,614         156,496
                                            ---------          -----------         ---------       ------------     -----------
Net realized gains (losses) from sale
   of securities                              (91,345)            (758,223)         (317,242)        (5,939,901)       (484,862)
Realized gain distributions                         0                    0                 0          2,688,807         127,924
                                            ---------          -----------         ---------       ------------     -----------
Net realized gains (losses)                   (91,345)            (758,223)         (317,242)        (3,251,094)       (356,938)
                                            ---------          -----------         ---------       ------------     -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                       (165,459)          (5,342,986)         (830,774)       (25,116,526)     (1,922,828)
   End of period                             (200,620)            (905,807)         (395,895)        (7,815,942)       (284,222)
                                            ---------          -----------         ---------       ------------     -----------
Change in net unrealized appreciation
   (depreciation) of investments             (35,161)           4,437,179           434,879         17,300,584       1,638,606
                                            ---------          -----------         ---------       ------------     -----------
Increase (decrease) in net assets
   from operations                          $ 315,022          $ 3,708,290         $ 133,613       $ 16,327,104     $ 1,438,164
                                            =========          ===========         =========       ============     ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                               SAM
                                          Conservative      SAM Flexible      SAM Strategic     Short-Term    SmallCap Growth
                                        Growth Portfolio  Income Portfolio  Growth Portfolio  Income Account     Account II
                                            (Class 1)         (Class 1)         (Class 1)        (Class 1)       (Class 1)
                                        ----------------  ----------------  ----------------  --------------  ---------------
Investment income:
   Dividends                              $ 1,686,770       $   873,128       $   428,872       $ 230,092        $       0
                                          -----------       -----------       -----------       ---------        ---------
Expenses:
   Charges for distribution, mortality
      and expense risk                       (494,736)         (264,366)         (168,294)        (49,109)          (8,360)
                                          -----------       -----------       -----------       ---------        ---------
Net investment income (loss)                1,192,034           608,762           260,578         180,983           (8,360)
                                          -----------       -----------       -----------       ---------        ---------
Net realized gains (losses) from sale
   of securities                           (2,095,631)       (1,781,651)         (621,176)        (48,027)         (49,839)
Realized gain distributions                 1,878,071           171,245           160,416               0                0
                                          -----------       -----------       -----------       ---------        ---------
Net realized gains (losses)                  (217,560)       (1,610,406)         (460,760)        (48,027)         (49,839)
                                          -----------       -----------       -----------       ---------        ---------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                     (8,601,834)       (5,164,666)       (4,805,251)       (146,969)        (202,834)
   End of period                           (2,913,552)       (1,414,695)       (2,022,008)        (31,318)             431
                                          -----------       -----------       -----------       ---------        ---------
Change in net unrealized appreciation
   (depreciation) of investments           5,688,282         3,749,971         2,783,243         115,651          203,265
                                          -----------       -----------       -----------       ---------        ---------
Increase (decrease) in net assets
   from operations                        $ 6,662,756       $ 2,748,327       $ 2,583,061       $ 248,607        $ 145,066
                                          ===========       ===========       ===========       =========        =========

                                                         Diversified
                                        SmallCap Value  International  Equity Income                  LargeCap Blend
                                           Account I       Account        Account     Income Account    Account II
                                           (Class 1)      (Class 2)      (Class 2)       (Class 2)       (Class 2)
                                        --------------  -------------  -------------  --------------  --------------
Investment income:
   Dividends                              $   4,339      $    45,052   $    916,079     $ 614,664       $   7,266
                                          ---------      -----------   ------------     ---------       ---------
Expenses:
   Charges for distribution, mortality
      and expense risk                       (2,650)         (17,897)      (287,110)     (105,442)         (9,231)
                                          ---------      -----------   ------------     ---------       ---------
Net investment income (loss)                  1,689           27,155        628,969       509,222          (1,965)
                                          ---------      -----------   ------------     ---------       ---------
Net realized gains (losses) from sale
   of securities                            (45,734)        (780,709)    (3,929,914)     (338,432)       (269,795)
Realized gain distributions                       0                0              0         8,721               0
                                          ---------      -----------   ------------     ---------       ---------
Net realized gains (losses)                 (45,734)        (780,709)    (3,929,914)     (329,711)       (269,795)
                                          ---------      -----------   ------------     ---------       ---------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                     (148,928)      (1,394,713)   (11,098,016)     (885,342)       (489,976)
   End of period                            (83,550)        (418,724)    (5,288,218)      (75,219)        (86,274)
                                          ---------      -----------   ------------     ---------       ---------
Change in net unrealized appreciation
   (depreciation) of investments            65,378          975,989      5,809,798       810,123         403,702
                                          ---------      -----------   ------------     ---------       ---------
Increase (decrease) in net assets
   from operations                        $  21,333      $   222,435   $  2,508,853     $ 989,634       $ 131,942
                                          =========      ===========   ============     =========       =========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                                                         Principal Capital
                                        LargeCap Growth  MidCap Blend  Money Market       Mortgage          Appreciation
                                            Account         Account       Account    Securities Account       Account
                                           (Class 2)       (Class 2)     (Class 2)        (Class 2)          (Class 2)
                                        ---------------  ------------  ------------  ------------------  -----------------
Investment income:
   Dividends                               $  1,381       $  11,156     $  22,941         $141,170          $    39,375
                                           --------       ---------     ---------         --------          -----------
Expenses:
   Charges for distribution, mortality
      and expense risk                       (6,234)        (11,726)     (138,839)         (32,973)             (65,345)
                                           --------       ---------     ---------         --------          -----------
Net investment income (loss)                 (4,853)           (570)     (115,898)         108,197              (25,970)
                                           --------       ---------     ---------         --------          -----------
Net realized gains (losses) from sale
   of securities                                729        (186,094)            0          (23,656)            (351,115)
Realized gain distributions                       0          60,428             0                0                    0
                                           --------       ---------     ---------         --------          -----------
Net realized gains (losses)                     729        (125,666)            0          (23,656)            (351,115)
                                           --------       ---------     ---------         --------          -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                      (95,923)       (568,925)            0          (31,495)          (1,714,567)
   End of period                               (581)       (279,481)            0          (22,765)            (388,719)
                                           --------       ---------     ---------         --------          -----------
Change in net unrealized appreciation
   (depreciation) of investments            95,342         289,444             0            8,730            1,325,848
                                           --------       ---------     ---------         --------          -----------
Increase (decrease) in net assets
   from operations                         $ 91,218       $ 163,208     $(115,898)        $ 93,271          $   948,763
                                           ========       =========     =========         ========          ===========

                                                                                  SAM                SAM
                                            Real Estate     SAM Balanced     Conservative       Conservative      SAM Flexible
                                        Securities Account    Portfolio   Balanced Portfolio  Growth Portfolio  Income Portfolio
                                             (Class 2)        (Class 2)        (Class 2)          (Class 2)         (Class 2)
                                        ------------------  ------------  ------------------  ----------------  ----------------
Investment income:
   Dividends                                $  15,876       $  2,364,258     $   235,527        $  1,505,469      $   669,246
                                            ---------       ------------     -----------        ------------      -----------
Expenses:
   Charges for distribution, mortality
      and expense risk                         (7,310)          (970,283)       (128,106)           (484,813)        (243,394)
                                            ---------       ------------     -----------        ------------      -----------
Net investment income (loss)                    8,566          1,393,975         107,421           1,020,656          425,852
                                            ---------       ------------     -----------        ------------      -----------
Net realized gains (losses) from sale
   of securities                             (366,169)        (5,911,745)       (855,808)         (2,344,523)      (2,298,378)
Realized gain distributions                         0          1,960,580         121,140           1,797,975          145,529
                                            ---------       ------------     -----------        ------------      -----------
Net realized gains (losses)                  (366,169)        (3,951,165)       (734,668)           (546,548)      (2,152,849)
                                            ---------       ------------     -----------        ------------      -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                       (632,299)       (21,856,629)     (2,338,664)        (11,870,497)      (4,950,703)
   End of period                             (161,853)        (7,872,571)       (447,025)         (6,068,761)        (953,949)
                                            ---------       ------------     -----------        ------------      -----------
Change in net unrealized appreciation
   (depreciation) of investments             470,446         13,984,058       1,891,639           5,801,736        3,996,754
                                            ---------       ------------     -----------        ------------      -----------
Increase (decrease) in net assets
   from operations                          $ 112,843       $ 11,426,868     $ 1,264,392        $  6,275,844      $ 2,269,757
                                            =========       ============     ===========        ============      ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)


                                                                                                            Columbia Asset
                                          SAM Strategic     Short-Term    SmallCap Growth  SmallCap Value  Allocation Fund,
                                        Growth Portfolio  Income Account    Account II        Account I     Variable Series
                                            (Class 2)        (Class 2)       (Class 2)        (Class 2)        (Class A)
                                        ----------------  --------------  ---------------  --------------  ----------------
Investment income:
   Dividends                              $   521,318        $102,801        $       0        $  1,817        $  33,985
                                          -----------        --------        ---------        --------        ---------
Expenses:
   Charges for distribution, mortality
      and expense risk                       (236,043)        (25,138)          (4,386)         (1,514)         (12,466)
                                          -----------        --------        ---------        --------        ---------
Net investment income (loss)                  285,275          77,663           (4,386)            303           21,519
                                          -----------        --------        ---------        --------        ---------
Net realized gains (losses) from sale
   of securities                           (1,568,005)        (19,048)         (42,443)        (19,913)         (91,831)
Realized gain distributions                   212,886               0                0               0                0
                                          -----------        --------        ---------        --------        ---------
Net realized gains (losses)                (1,355,119)        (19,048)         (42,443)        (19,913)         (91,831)
                                          -----------        --------        ---------        --------        ---------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                     (8,395,726)        (66,400)        (137,284)        (73,725)        (424,078)
   End of period                           (4,091,467)         (3,471)         (25,630)        (41,117)        (191,033)
                                          -----------        --------        ---------        --------        ---------
Change in net unrealized appreciation
   (depreciation) of investments           4,304,259          62,929          111,654          32,608          233,045
                                          -----------        --------        ---------        --------        ---------
Increase (decrease) in net assets
   from operations                        $ 3,234,415        $121,544        $  64,825        $ 12,998        $ 162,733
                                          ===========        ========        =========        ========        =========

                                                         Columbia Small                   Columbia Marsico
                                         Columbia Large  Company Growth   Columbia High   Focused Equities  Columbia Marsico
                                        Cap Value Fund,  Fund, Variable    Yield Fund,     Fund, Variable     Growth Fund,
                                        Variable Series      Series      Variable Series       Series        Variable Series
                                           (Class A)        (Class A)       (Class A)         (Class A)         (Class A)
                                        ---------------  --------------  ---------------  ----------------  ----------------
Investment income:
   Dividends                              $   121,169     $         0      $ 2,134,557      $    274,127       $  28,722
                                          -----------     -----------      -----------      ------------       ---------
Expenses:
   Charges for distribution, mortality
      and expense risk                        (63,025)        (31,687)        (326,567)         (679,585)        (58,383)
                                          -----------     -----------      -----------      ------------       ---------
Net investment income (loss)                   58,144         (31,687)       1,807,990          (405,458)        (29,661)
                                          -----------     -----------      -----------      ------------       ---------
Net realized gains (losses) from sale
   of securities                             (587,021)       (224,257)      (1,187,990)       (3,356,148)        (12,206)
Realized gain distributions                         0               0                0                 0               0
                                          -----------     -----------      -----------      ------------       ---------
Net realized gains (losses)                  (587,021)       (224,257)      (1,187,990)       (3,356,148)        (12,206)
                                          -----------     -----------      -----------      ------------       ---------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                     (2,793,400)     (1,012,319)      (6,335,430)      (20,576,668)       (681,598)
   End of period                           (1,454,362)       (321,282)          75,242        (6,699,430)        195,016
                                          -----------     -----------      -----------      ------------       ---------
Change in net unrealized appreciation
   (depreciation) of investments           1,339,038         691,037        6,410,672        13,877,238         876,614
                                          -----------     -----------      -----------      ------------       ---------
Increase (decrease) in net assets
   from operations                        $   810,161     $   435,093      $ 7,030,672      $ 10,115,632       $ 834,747
                                          ===========     ===========      ===========      ============       =========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                            Columbia Marsico
                                        Columbia Marsico                      International
                                          21st Century      Columbia Mid      Opportunities
                                         Fund, Variable   Cap Growth Fund,   Fund, Variable   Asset Allocation  Global Growth
                                             Series        Variable Series       Series             Fund            Fund
                                            (Class A)         (Class A)         (Class B)         (Class 2)       (Class 2)
                                        ----------------  ----------------  ----------------  ----------------  -------------
Investment income:
   Dividends                               $   1,763         $       0        $    82,965       $  1,931,873    $   4,517,110
                                           ---------         ---------        -----------       ------------    -------------
Expenses:
   Charges for distribution, mortality
      and expense risk                       (22,743)          (19,565)           (68,751)        (1,276,000)      (5,033,256)
                                           ---------         ---------        -----------       ------------    -------------
Net investment income (loss)                 (20,980)          (19,565)            14,214            655,873         (516,146)
                                           ---------         ---------        -----------       ------------    -------------
Net realized gains (losses) from sale
   of securities                              (5,751)         (117,643)          (279,441)        (2,428,579)      (9,867,339)
Realized gain distributions                        0                 0                  0                  0                0
                                           ---------         ---------        -----------       ------------    -------------
Net realized gains (losses)                   (5,751)         (117,643)          (279,441)        (2,428,579)      (9,867,339)
                                           ---------         ---------        -----------       ------------    -------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                      (432,716)         (759,858)        (2,286,693)       (22,424,612)    (119,053,540)
   End of period                             (48,850)         (181,414)          (658,110)        (4,176,127)        (660,594)
                                           ---------         ---------        -----------       ------------    -------------
Change in net unrealized appreciation
   (depreciation) of investments             383,866           578,444          1,628,583         18,248,485      118,392,946
                                           ---------         ---------        -----------       ------------    -------------
Increase (decrease) in net assets from
   operations                              $ 357,135         $ 441,236        $ 1,363,356       $ 16,475,779    $ 108,009,461
                                           =========         =========        ===========       ============    =============




                                                       Growth-Income  Asset Allocation  Cash Management
                                         Growth Fund        Fund            Fund             Fund         Growth Fund
                                          (Class 2)       (Class 2)       (Class 3)        (Class 3)       (Class 3)
                                        -------------  -------------  ----------------  ---------------  -------------
Investment income:
   Dividends                            $   2,715,630  $   6,563,306    $    945,082       $  45,892     $   1,413,772
                                        -------------  -------------    ------------       ---------     -------------
Expenses:
   Charges for distribution, mortality
      and expense risk                     (6,586,405)    (6,526,357)       (532,022)       (292,710)       (2,682,995)
                                        -------------  -------------    ------------       ---------     -------------
Net investment income (loss)               (3,870,775)        36,949         413,060        (246,818)       (1,269,223)
                                        -------------  -------------    ------------       ---------     -------------
Net realized gains (losses) from sale
   of securities                          (28,815,992)   (26,464,541)     (2,384,488)       (138,565)      (23,975,880)
Realized gain distributions                         0              0               0           1,995                 0
                                        -------------  -------------    ------------       ---------     -------------
Net realized gains (losses)               (28,815,992)   (26,464,541)     (2,384,488)       (136,570)      (23,975,880)
                                        -------------  -------------    ------------       ---------     -------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                   (233,057,392)  (195,107,200)    (16,153,033)       (129,497)     (155,987,916)
   End of period                          (67,981,795)   (61,542,286)     (5,881,923)       (107,283)      (65,004,760)
                                        -------------  -------------    ------------       ---------     -------------
Change in net unrealized appreciation
   (depreciation) of investments          165,075,597    133,564,914      10,271,110          22,214        90,983,156
                                        -------------  -------------    ------------       ---------     -------------
Increase (decrease) in net assets from
   operations                           $ 132,388,830  $ 107,137,322    $  8,299,682       $(361,174)    $  65,738,053
                                        =============  =============    ============       =========     =============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2009
                                  (continued)

                                                                                           U.S.
                                                                                      Government/AAA-
                                        Growth-Income    High-Income  International  Rated Securities     Growth and
                                             Fund         Bond Fund        Fund            Fund        Income Portfolio
                                           (Class 3)      (Class 3)     (Class 3)        (Class 3)        (Class VC)
                                        --------------  ------------  -------------  ----------------  ----------------
Investment income:
   Dividends                            $   3,276,067   $  1,528,512  $    932,895      $ 714,178        $  1,943,225
                                        -------------   ------------  ------------      ---------        ------------
Expenses:
   Charges for distribution, mortality
      and expense risk                     (2,660,695)      (276,070)     (783,938)      (393,892)         (3,017,635)
                                        -------------   ------------  ------------      ---------        ------------
Net investment income (loss)                  615,372      1,252,442       148,957        320,286          (1,074,410)
                                        -------------   ------------  ------------      ---------        ------------
Net realized gains (losses) from sale
   of securities                          (21,381,136)    (3,192,427)   (3,662,835)      (382,942)        (13,636,606)
Realized gain distributions                         0              0       316,464        260,020                   0
                                        -------------   ------------  ------------      ---------        ------------
Net realized gains (losses)               (21,381,136)    (3,192,427)   (3,346,371)      (122,922)        (13,636,606)
                                        -------------   ------------  ------------      ---------        ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                   (135,191,797)   (10,425,045)  (29,895,787)      (197,025)        (96,173,665)
   End of period                          (61,460,587)    (1,659,009)   (5,916,699)       (39,849)        (49,809,217)
                                        -------------   ------------  ------------      ---------        ------------
Change in net unrealized appreciation
   (depreciation) of investments           73,731,210      8,766,036    23,979,088        157,176          46,364,448
                                        -------------   ------------  ------------      ---------        ------------
Increase (decrease) in net assets from
   operations                           $  52,965,446   $  6,826,051  $ 20,781,674      $ 354,540        $ 31,653,432
                                        =============   ============  ============      =========        ============


                                                                                                      BB&T Special
                                        Mid Cap Value   BB&T Capital                   BB&T Mid Cap  Opportunities
                                          Portfolio    Manager Equity  BB&T Large Cap     Growth         Equity
                                         (Class VC)          VIF             VIF            VIF           VIF
                                        -------------  --------------  --------------  ------------  -------------
Investment income:
   Dividends                            $    140,952    $    18,789     $    17,066    $         0    $         0
                                        ------------    -----------     -----------    -----------    -----------
Expenses:
   Charges for distribution, mortality
      and expense risk                      (462,667)       (34,687)        (27,602)       (35,194)      (178,394)
                                        ------------    -----------     -----------    -----------    -----------
Net investment income (loss)                (321,715)       (15,898)        (10,536)       (35,194)      (178,394)
                                        ------------    -----------     -----------    -----------    -----------
Net realized gains (losses) from sale
   of securities                          (5,714,501)      (985,523)       (802,519)    (1,566,256)      (983,786)
Realized gain distributions                        0              0               0              0        357,023
                                        ------------    -----------     -----------    -----------    -----------
Net realized gains (losses)               (5,714,501)      (985,523)       (802,519)    (1,566,256)      (626,763)
                                        ------------    -----------     -----------    -----------    -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                   (22,681,402)    (2,373,846)     (1,914,759)    (2,269,896)    (4,502,750)
   End of period                         (10,243,490)      (919,689)       (854,402)      (206,633)       244,346
                                        ------------    -----------     -----------    -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments          12,437,912      1,454,157       1,060,357      2,063,263      4,747,096
                                        ------------    -----------     -----------    -----------    -----------
Increase (decrease) in net assets from
   operations                           $  6,401,696    $   452,736     $   247,302    $   461,813    $ 3,941,939
                                        ============    ===========     ===========    ===========    ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)


                                                                                      MTB Managed        MTB Managed
                                         BB&T Total  MTB Large Cap  MTB Large Cap  Allocation Fund -  Allocation Fund -
                                        Return Bond      Growth         Value         Aggressive        Conservative
                                            VIF         Fund II        Fund II         Growth II          Growth II
                                        -----------  -------------  -------------  -----------------  -----------------
Investment income:
   Dividends                             $ 391,524      $     0        $     0         $      0             $  0
                                         ---------      -------        -------         --------             ----
Expenses:
   Charges for distribution,
      mortality and expense risk          (157,724)         (50)           (10)             (50)               0
                                         ---------      -------        -------         --------             ----
Net investment income (loss)               233,800          (50)           (10)             (50)               0
                                         ---------      -------        -------         --------             ----
Net realized gains (losses) from sale
   of securities                           139,914       (6,839)        (2,774)         (11,814)             (57)
Realized gain distributions                      0            0              0                0                0
                                         ---------      -------        -------         --------             ----
Net realized gains (losses)                139,914       (6,839)        (2,774)         (11,814)             (57)
                                         ---------      -------        -------         --------             ----
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                      66,614       (6,708)        (2,142)          (9,453)             (46)
   End of period                           306,988            0              0                0                0
                                         ---------      -------        -------         --------             ----
Change in net unrealized appreciation
   (depreciation) of investments           240,374        6,708          2,142            9,453               46
                                         ---------      -------        -------         --------             ----
Increase (decrease) in net assets from
   operations                            $ 614,088      $  (181)       $  (642)        $ (2,411)            $(11)
                                         =========      =======        =======         ========             ====

                                                                                Franklin
                                           MTB Managed                       Templeton VIP
                                        Allocation Fund -  Franklin Income  Founding Funds
                                            Moderate       Securities Fund  Allocation Fund
                                            Growth II         (Class 2)        (Class 2)
                                        -----------------  ---------------  ---------------
Investment income:
   Dividends                                  $   0          $   974,392      $   670,094
                                              -----          -----------      -----------
Expenses:
   Charges for distribution,
      mortality and expense risk                (10)            (207,549)        (367,617)
                                              -----          -----------      -----------
Net investment income (loss)                    (10)             766,843          302,477
                                              -----          -----------      -----------
Net realized gains (losses) from sale
   of securities                               (420)            (554,771)      (1,732,149)
Realized gain distributions                       2                    0                0
                                              -----          -----------      -----------
Net realized gains (losses)                    (418)            (554,771)      (1,732,149)
                                              -----          -----------      -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                         (395)          (1,363,989)      (6,883,193)
   End of period                                 51            2,548,626          753,660
                                              -----          -----------      -----------
Change in net unrealized appreciation
   (depreciation) of investments                446            3,912,615        7,636,853
                                              -----          -----------      -----------
Increase (decrease) in net assets from
   operations                                 $  18          $ 4,124,687      $ 6,207,181
                                              =====          ===========      ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009

                                                             Capital     Government and
                                        Asset Allocation   Appreciation   Quality Bond                     Natural Resources
                                            Portfolio       Portfolio       Portfolio    Growth Portfolio      Portfolio
                                            (Class 1)       (Class 1)       (Class 1)        (Class 1)         (Class 1)
                                        ----------------  -------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $  3,163,952    $ (4,466,722)   $  6,164,840    $    (442,990)     $    (48,693)
   Net realized gains (losses)              (9,953,347)    (40,808,224)      1,106,617      (27,958,546)        8,322,135
   Change in net unrealized
      appreciation (depreciation) of
      investments                           32,827,274     132,755,172      (2,090,018)      61,687,399        28,591,095
                                          ------------    ------------    ------------    -------------      ------------
      Increase (decrease) in net
         assets from operations             26,037,879      87,480,226       5,181,439       33,285,863        36,864,537
                                          ------------    ------------    ------------    -------------      ------------
From capital transactions:
   Net proceeds from units sold              1,014,376         864,203         689,359          432,770           299,934
   Cost of units redeemed                  (19,830,219)    (41,521,128)    (36,157,572)     (14,015,781)      (10,970,705)
   Net transfers                            (4,860,671)    (18,509,717)    (12,909,749)      (7,640,765)       (1,125,709)
   Contract maintenance charge                 (82,314)       (207,581)        (92,856)         (69,807)          (42,835)
                                          ------------    ------------    ------------    -------------      ------------
      Increase (decrease) in net
         assets from capital
         transactions                      (23,758,828)    (59,374,223)    (48,470,818)     (21,293,583)      (11,839,315)
                                          ------------    ------------    ------------    -------------      ------------
Increase (decrease) in net assets            2,279,051      28,106,003     (43,289,379)      11,992,280        25,025,222
Net assets at beginning of period          147,375,114     300,820,039     223,101,020      107,186,478        74,109,970
                                          ------------    ------------    ------------    -------------      ------------
Net assets at end of period               $149,654,165    $328,926,042    $179,811,641    $ 119,178,758      $ 99,135,192
                                          ============    ============    ============    =============      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   49,714          23,903          36,316           15,612             7,181
   Units redeemed                             (939,054)     (1,283,628)     (1,943,023)        (585,966)         (271,153)
   Units transferred                          (239,914)       (607,515)       (688,913)        (333,862)          (50,843)
                                          ------------    ------------    ------------    -------------      ------------
Increase (decrease) in units
   outstanding                              (1,129,254)     (1,867,240)     (2,595,620)        (904,216)         (314,815)
Beginning units                              7,194,179       9,603,733      11,993,175        4,907,778         2,237,556
                                          ------------    ------------    ------------    -------------      ------------
Ending units                                 6,064,925       7,736,493       9,397,555        4,003,562         1,922,741
                                          ============    ============    ============    =============      ============

                                                            Capital     Government and
                                        Asset Allocation  Appreciation   Quality Bond                     Natural Resources
                                            Portfolio       Portfolio      Portfolio    Growth Portfolio      Portfolio
                                            (Class 2)       (Class 2)      (Class 2)       (Class 2)          (Class 2)
                                        ----------------  ------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $   240,045     $   (976,267)  $  2,712,321     $  (218,032)       $   (72,277)
   Net realized gains (losses)               (708,666)      (3,201,067)      (224,473)     (5,305,182)        (1,906,116)
   Change in net unrealized
      appreciation (depreciation) of
      investments                           2,623,711       22,901,073       (256,971)     15,951,030         10,434,793
                                          -----------     ------------   ------------     -----------        -----------
      Increase (decrease) in net
         assets from operations             2,155,090       18,723,739      2,230,877      10,427,816          8,456,400
                                          -----------     ------------   ------------     -----------        -----------
From capital transactions:
   Net proceeds from units sold                10,515          299,306        361,063         238,725             99,176
   Cost of units redeemed                  (1,020,664)     (11,263,452)   (15,945,474)     (3,691,470)        (2,742,204)
   Net transfers                             (312,444)      (3,556,809)    (4,628,601)     (3,098,180)        (1,185,688)
   Contract maintenance charge                 (2,503)         (18,676)       (20,737)        (10,057)            (6,027)
                                          -----------     ------------   ------------     -----------        -----------
      Increase (decrease) in net
         assets from capital
         transactions                      (1,325,096)     (14,539,631)   (20,233,749)     (6,560,982)        (3,834,743)
                                          -----------     ------------   ------------     -----------        -----------
Increase (decrease) in net assets             829,994        4,184,108    (18,002,872)      3,866,834          4,621,657
Net assets at beginning of period          12,122,668       64,342,219    102,765,344      33,008,654         17,710,051
                                          -----------     ------------   ------------     -----------        -----------
Net assets at end of period               $12,952,662     $ 68,526,327   $ 84,762,472     $36,875,488        $22,331,708
                                          ===========     ============   ============     ===========        ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     497            8,600         19,331           9,796              2,603
   Units redeemed                             (48,531)        (315,282)      (852,290)       (153,413)           (68,339)
   Units transferred                          (18,786)        (113,264)      (250,036)       (129,896)           (36,477)
                                          -----------     ------------   ------------     -----------        -----------
Increase (decrease) in units
   outstanding                                (66,820)        (419,946)    (1,082,995)       (273,513)          (102,213)
Beginning units                               601,315        2,019,308      5,547,521       1,528,935            542,243
                                          -----------     ------------   ------------     -----------        -----------
Ending units                                  534,495        1,599,362      4,464,526       1,255,422            440,030
                                          ===========     ============   ============     ===========        ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                             Capital     Government and
                                        Asset Allocation   Appreciation   Quality Bond                     Natural Resources
                                            Portfolio       Portfolio       Portfolio    Growth Portfolio      Portfolio
                                            (Class 3)       (Class 3)       (Class 3)        (Class 3)         (Class 3)
                                        ----------------  -------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $   358,168     $ (4,898,469)   $ 17,089,712     $ (1,073,182)     $   (669,491)
   Net realized gains (losses)             (2,347,131)     (21,500,843)        727,082      (21,419,357)       (5,886,807)
   Change in net unrealized
      appreciation (depreciation) of
      investments                           5,602,472      119,874,677      (4,878,366)      62,708,501        62,800,787
                                          -----------     ------------    ------------     ------------      ------------
      Increase (decrease) in net
         assets from operations             3,613,509       93,475,365      12,938,428       40,215,962        56,244,489
                                          -----------     ------------    ------------     ------------      ------------
From capital transactions:
   Net proceeds from units sold               569,522        8,961,370      18,453,863        1,256,197         2,099,680
   Cost of units redeemed                  (2,579,632)     (28,380,730)    (65,097,644)     (12,824,706)      (12,074,889)
   Net transfers                            1,160,714      (15,390,695)     61,492,039      (11,773,239)       (4,876,427)
   Contract maintenance charge                 (4,620)         (81,744)       (119,778)         (39,655)          (33,184)
                                          -----------     ------------    ------------     ------------      ------------
      Increase (decrease) in net
         assets from capital
         transactions                        (854,016)     (34,891,799)     14,728,480      (23,381,403)      (14,884,820)
                                          -----------     ------------    ------------     ------------      ------------
Increase (decrease) in net assets           2,759,493       58,583,566      27,666,908       16,834,559        41,359,669
Net assets at beginning of period          20,124,873      296,122,416     570,555,593      127,120,040       109,563,013
                                          -----------     ------------    ------------     ------------      ------------
Net assets at end of period               $22,884,366     $354,705,982    $598,222,501     $143,954,599      $150,922,682
                                          ===========     ============    ============     ============      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  28,259          414,020       1,143,862           58,112            86,145
   Units redeemed                            (126,505)        (845,085)     (3,562,248)        (553,108)         (319,451)
   Units transferred                           49,335         (361,852)      3,465,798         (529,905)         (100,025)
                                          -----------     ------------    ------------     ------------      ------------
Increase (decrease) in units
   outstanding                                (48,911)        (792,917)      1,047,412       (1,024,901)         (333,331)
Beginning units                             1,020,520        9,645,069      31,721,186        6,266,233         3,603,233
                                          -----------     ------------    ------------     ------------      ------------
Ending units                                  971,609        8,852,152      32,768,598        5,241,332         3,269,902
                                          ===========     ============    ============     ============      ============


                                           Aggressive     Alliance Growth                      Blue Chip Growth  Capital Growth
                                        Growth Portfolio     Portfolio     Balanced Portfolio      Portfolio        Portfolio
                                            (Class 1)        (Class 1)         (Class 1)          (Class 1)        (Class 1)
                                        ----------------  ---------------  ------------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $   (375,350)    $ (1,773,476)       $   941,649       $   (93,239)      $ (104,637)
   Net realized gains (losses)              (5,363,574)     (24,753,083)        (4,992,347)         (947,696)        (502,734)
   Change in net unrealized
      appreciation (depreciation) of
      investments                           14,611,474       90,013,751         14,042,501         3,369,464        2,982,175
                                          ------------     ------------        -----------       -----------       ----------
      Increase (decrease) in net
         assets from operations              8,872,550       63,487,192          9,991,803         2,328,529        2,374,804
                                          ------------     ------------        -----------       -----------       ----------
From capital transactions:
   Net proceeds from units sold                164,058        1,023,067            429,494             3,924            1,514
   Cost of units redeemed                   (3,352,971)     (28,450,825)        (8,219,116)       (1,243,113)        (726,010)
   Net transfers                            (1,939,246)     (13,448,833)           119,602         1,093,805        1,012,170
   Contract maintenance charge                 (29,562)        (191,917)           (48,575)           (4,870)          (4,329)
                                          ------------     ------------        -----------       -----------       ----------
      Increase (decrease) in net
         assets from capital
         transactions                       (5,157,721)     (41,068,508)        (7,718,595)         (150,254)         283,345
                                          ------------     ------------        -----------       -----------       ----------
Increase (decrease) in net assets            3,714,829       22,418,684          2,273,208         2,178,275        2,658,149
Net assets at beginning of period           27,224,036      190,007,995         51,897,036         6,818,684        5,488,291
                                          ------------     ------------        -----------       -----------       ----------
Net assets at end of period               $ 30,938,865     $212,426,679        $54,170,244       $ 8,996,959       $8,146,440
                                          ============     ============        ===========       ===========       ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   21,511           40,125             30,676               687              261
   Units redeemed                             (395,652)      (1,228,057)          (632,247)         (259,711)        (130,100)
   Units transferred                          (238,651)        (580,734)            39,908           226,493          185,586
                                          ------------     ------------        -----------       -----------       ----------
Increase (decrease) in units
   outstanding                                (612,792)      (1,768,666)          (561,663)          (32,531)          55,747
Beginning units                              3,401,679        8,824,481          4,198,298         1,575,290        1,112,899
                                          ------------     ------------        -----------       -----------       ----------
Ending units                                 2,788,887        7,055,815          3,636,635         1,542,759        1,168,646
                                          ============     ============        ===========       ===========       ==========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)


                                        Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                           Portfolio        Portfolio    Value Portfolio  Street Portfolio      Portfolio
                                           (Class 1)        (Class 1)       (Class 1)         (Class 1)         (Class 1)
                                        ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $    740,038     $  5,552,674    $     327,141     $   568,137       $   (846,323)
   Net realized gains (losses)             (3,329,735)         578,122      (24,721,591)     (3,536,304)       (17,082,819)
   Change in net unrealized
      appreciation (depreciation) of
      investments                             464,820       23,733,362      160,510,295       5,674,872         47,862,340
                                         ------------     ------------    -------------     -----------       ------------
      Increase (decrease) in net
         assets from operations            (2,124,877)      29,864,158      136,115,845       2,706,705         29,933,198
                                         ------------     ------------    -------------     -----------       ------------
From capital transactions:
   Net proceeds from units sold             5,699,809          312,384        1,615,306           9,362            163,345
   Cost of units redeemed                 (77,783,967)     (19,318,881)     (71,871,569)     (3,002,973)        (7,888,398)
   Net transfers                           (5,499,029)      11,011,299      (30,611,959)       (844,161)         5,975,760
   Contract maintenance charge                (97,530)         (51,117)        (363,863)        (14,212)           (33,168)
                                         ------------     ------------    -------------     -----------       ------------
      Increase (decrease) in net
         assets from capital
         transactions                     (77,680,717)      (8,046,315)    (101,232,085)     (3,851,984)        (1,782,461)
                                         ------------     ------------    -------------     -----------       ------------
Increase (decrease) in net assets         (79,805,594)      21,817,843       34,883,760      (1,145,279)        28,150,737
Net assets at beginning of period         186,373,001      105,636,170      525,791,927      20,330,702         41,703,578
                                         ------------     ------------    -------------     -----------       ------------
Net assets at end of period              $106,567,407     $127,454,013    $ 560,675,687     $19,185,423       $ 69,854,315
                                         ============     ============    =============     ===========       ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                 417,679           14,491           60,189           1,116             13,142
   Units redeemed                          (5,725,249)      (1,013,737)      (2,858,470)       (341,505)          (522,229)
   Units transferred                         (390,667)         596,024       (1,324,219)       (111,002)           375,007
                                         ------------     ------------    -------------     -----------       ------------
Increase (decrease) in units
   outstanding                             (5,698,237)        (403,222)      (4,122,500)       (451,391)          (134,080)
Beginning units                            13,589,028        6,240,647       21,525,126       2,229,026          3,636,407
                                         ------------     ------------    -------------     -----------       ------------
Ending units                                7,890,791        5,837,425       17,402,626       1,777,635          3,502,327
                                         ============     ============    =============     ===========       ============

                                            Equity                                                         Growth
                                        Opportunities     Fundamental    Global Bond  Global Equities  Opportunities
                                          Portfolio    Growth Portfolio   Portfolio      Portfolio       Portfolio
                                          (Class 1)        (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                        -------------  ----------------  -----------  ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $   (79,628)    $  (693,423)    $ 1,119,279   $    810,060     $  (151,616)
   Net realized gains (losses)            (7,346,299)     (6,664,827)      2,381,622     (3,282,592)       (700,903)
   Change in net unrealized
      appreciation (depreciation) of
      investments                         16,365,117      20,775,557        (552,219)    17,569,530       2,398,243
                                         -----------     -----------     -----------   ------------     -----------
      Increase (decrease) in net
         assets from operations            8,939,190      13,417,307       2,948,682     15,096,998       1,545,724
                                         -----------     -----------     -----------   ------------     -----------
From capital transactions:
   Net proceeds from units sold              105,534         127,046         110,540        319,264         119,653
   Cost of units redeemed                 (5,537,512)     (5,725,893)     (9,553,420)    (7,987,130)     (1,522,807)
   Net transfers                          (2,141,838)     (2,158,768)      1,225,447     (4,125,140)        229,317
   Contract maintenance charge               (25,903)        (48,104)        (24,048)       (46,970)         (6,398)
                                         -----------     -----------     -----------   ------------     -----------
      Increase (decrease) in net
         assets from capital
         transactions                     (7,599,719)     (7,805,719)     (8,241,481)   (11,839,976)     (1,180,235)
                                         -----------     -----------     -----------   ------------     -----------
Increase (decrease) in net assets          1,339,471       5,611,588      (5,292,799)     3,257,022         365,489
Net assets at beginning of period         35,474,098      45,125,727      65,988,275     65,401,932      10,348,589
                                         -----------     -----------     -----------   ------------     -----------
Net assets at end of period              $36,813,569     $50,737,315     $60,695,476   $ 68,658,954     $10,714,078
                                         ===========     ===========     ===========   ============     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  6,352          10,102           4,827         22,922          29,301
   Units redeemed                           (409,316)       (453,517)       (466,714)      (515,951)       (352,620)
   Units transferred                        (173,102)       (178,871)         34,138       (305,275)         54,715
                                         -----------     -----------     -----------   ------------     -----------
Increase (decrease) in units
   outstanding                              (576,066)       (622,286)       (427,749)      (798,304)       (268,604)
Beginning units                            2,848,230       3,874,789       3,232,771      4,455,237       2,415,458
                                         -----------     -----------     -----------   ------------     -----------
Ending units                               2,272,164       3,252,503       2,805,022      3,656,933       2,146,854
                                         ===========     ===========     ===========   ============     ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2009
                                  (continued)


                                                                           International      International
                                        Growth-Income  High-Yield Bond      Diversified        Growth and      Marsico Focused
                                          Portfolio       Portfolio     Equities Portfolio  Income Portfolio  Growth Portfolio
                                          (Class 1)       (Class 1)          (Class 1)          (Class 1)         (Class 1)
                                        -------------  ---------------  ------------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $   (146,152)   $  6,207,290       $    (93,308)      $ (1,001,331)     $  (136,685)
   Net realized gains (losses)           (19,122,370)    (13,453,379)        (2,357,562)        (8,598,521)      (3,860,933)
   Change in net unrealized
      appreciation (depreciation) of
      investments                         54,239,941      34,204,927         15,984,841         23,968,600        8,318,548
                                        ------------    ------------       ------------       ------------      -----------
      Increase (decrease) in net
         assets from operations           34,971,419      26,958,838         13,533,971         14,368,748        4,320,930
                                        ------------    ------------       ------------       ------------      -----------
From capital transactions:
   Net proceeds from units sold              569,125         276,492            297,625            128,484           36,583
   Cost of units redeemed                (21,830,807)    (14,157,441)        (8,307,969)        (9,865,958)      (2,806,203)
   Net transfers                         (10,697,578)     11,398,461         (5,583,265)        (5,675,008)      (3,349,381)
   Contract maintenance charge              (124,287)        (38,284)           (35,275)           (42,738)         (10,560)
                                        ------------    ------------       ------------       ------------      -----------
      Increase (decrease) in net
         assets from capital
         transactions                    (32,083,547)     (2,520,772)       (13,628,884)       (15,455,220)      (6,129,561)
                                        ------------    ------------       ------------       ------------      -----------
Increase (decrease) in net assets          2,887,872      24,438,066            (94,913)        (1,086,472)      (1,808,631)
Net assets at beginning of period        158,513,305      67,100,538         64,521,307         72,266,380       20,454,275
                                        ------------    ------------       ------------       ------------      -----------
Net assets at end of period             $161,401,177    $ 91,538,604       $ 64,426,394       $ 71,179,908      $18,645,644
                                        ============    ============       ============       ============      ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                 26,639          16,700             22,634             16,611            4,565
   Units redeemed                         (1,096,336)       (869,443)          (809,222)          (927,639)        (341,259)
   Units transferred                        (544,352)        734,772           (619,921)          (584,630)        (413,533)
                                        ------------    ------------       ------------       ------------      -----------
Increase (decrease) in units
   outstanding                            (1,614,049)       (117,971)        (1,406,509)        (1,495,658)        (750,227)
Beginning units                            8,268,914       4,774,549          6,544,110          6,860,589        2,572,784
                                        ------------    ------------       ------------       ------------      -----------
Ending units                               6,654,865       4,656,578          5,137,601          5,364,931        1,822,557
                                        ============    ============       ============       ============      ===========

                                              MFS
                                         Massachusetts
                                        Investors Trust  MFS Total Return  Mid-Cap Growth  Real Estate    Technology
                                           Portfolio         Portfolio        Portfolio      Portfolio    Portfolio
                                           (Class 1)         (Class 1)        (Class 1)      (Class 1)    (Class 1)
                                        ---------------  ----------------  --------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $  (110,569)     $  4,484,344     $  (589,228)   $   200,080   $  (147,926)
   Net realized gains (losses)             (2,880,587)      (11,739,680)     (5,921,607)    (9,839,579)   (2,650,775)
   Change in net unrealized
      appreciation (depreciation) of
      investments                          15,837,152        36,903,685      19,485,757     17,036,500     6,566,476
                                          -----------      ------------     -----------    -----------   -----------
      Increase (decrease) in net
         assets from operations            12,845,996        29,648,349      12,974,922      7,397,001     3,767,775
                                          -----------      ------------     -----------    -----------   -----------
From capital transactions:
   Net proceeds from units sold               106,042           695,401         201,497         89,592        29,201
   Cost of units redeemed                  (7,896,389)      (30,950,315)     (5,815,731)    (4,516,581)     (748,017)
   Net transfers                           (1,104,590)       (7,627,153)       (401,011)    (3,219,935)    3,326,382
   Contract maintenance charge                (44,993)         (115,059)        (29,592)       (18,351)       (5,618)
                                          -----------      ------------     -----------    -----------   -----------
      Increase (decrease) in net
         assets from capital
         transactions                      (8,939,930)      (37,997,126)     (6,044,837)    (7,665,275)    2,601,948
                                          -----------      ------------     -----------    -----------   -----------
Increase (decrease) in net assets           3,906,066        (8,348,777)      6,930,085       (268,274)    6,369,723
Net assets at beginning of period          62,320,505       214,130,913      36,492,261     35,535,662     6,613,662
                                          -----------      ------------     -----------    -----------   -----------
Net assets at end of period               $66,226,571      $205,782,136     $43,422,346    $35,267,388   $12,983,385
                                          ===========      ============     ===========    ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   6,463            30,911          28,292          6,949        19,395
   Units redeemed                            (452,326)       (1,386,329)       (762,220)      (320,412)     (461,902)
   Units transferred                         (102,387)         (386,956)        (81,056)      (226,475)    1,991,568
                                          -----------      ------------     -----------    -----------   -----------
Increase (decrease) in units
   outstanding                               (548,250)       (1,742,374)       (814,984)      (539,938)    1,549,061
Beginning units                             3,684,767         9,794,360       5,294,777      2,414,836     4,765,186
                                          -----------      ------------     -----------    -----------   -----------
Ending units                                3,136,517         8,051,986       4,479,793      1,874,898     6,314,247
                                          ===========      ============     ===========    ===========   ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2009
                                  (continued)

                                        Telecom Utility  Total Return Bond     Aggressive     Alliance Growth
                                           Portfolio         Portfolio      Growth Portfolio     Portfolio     Balanced Portfolio
                                           (Class 1)         (Class 1)          (Class 2)        (Class 2)          (Class 2)
                                        ---------------  -----------------  ----------------  ---------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $   673,827       $   352,488        $  (56,353)      $  (324,248)      $   152,786
   Net realized gains (losses)             (1,292,406)         (123,871)         (529,265)         (340,585)       (1,104,779)
   Change in net unrealized
      appreciation (depreciation) of
      investments                           5,053,221         4,954,068         1,752,361        10,133,324         2,772,827
                                          -----------       -----------        ----------       -----------       -----------
      Increase (decrease) in net
         assets from operations             4,434,642         5,182,685         1,166,743         9,468,491         1,820,834
                                          -----------       -----------        ----------       -----------       -----------
From capital transactions:
   Net proceeds from units sold               120,068           173,285            22,783            75,929            30,104
   Cost of units redeemed                  (2,429,964)       (8,904,708)         (551,267)       (4,879,584)       (1,275,461)
   Net transfers                           (1,782,892)       23,747,006           (95,504)       (1,372,655)            6,780
   Contract maintenance charge                (11,578)          (25,622)           (1,475)          (11,041)           (3,554)
                                          -----------       -----------        ----------       -----------       -----------
      Increase (decrease) in net
         assets from capital
         transactions                      (4,104,366)       14,989,961          (625,463)       (6,187,351)       (1,242,131)
                                          -----------       -----------        ----------       -----------       -----------
Increase (decrease) in net assets             330,276        20,172,646           541,280         3,281,140           578,703
Net assets at beginning of period          18,013,981        45,035,267         3,603,297        28,993,766         9,448,247
                                          -----------       -----------        ----------       -----------       -----------
Net assets at end of period               $18,344,257       $65,207,913        $4,144,577       $32,274,906       $10,026,950
                                          ===========       ===========        ==========       ===========       ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   9,412             7,044             2,704             3,232             2,302
   Units redeemed                            (203,146)         (367,690)          (63,770)         (203,663)         (101,810)
   Units transferred                         (157,237)          981,809           (14,905)          (66,478)             (629)
                                          -----------       -----------        ----------       -----------       -----------
Increase (decrease) in units
   outstanding                               (350,971)          621,163           (75,971)         (266,909)         (100,137)
Beginning units                             1,616,772         1,956,044           454,637         1,351,180           771,892
                                          -----------       -----------        ----------       -----------       -----------
Ending units                                1,265,801         2,577,207           378,666         1,084,271           671,755
                                          ===========       ===========        ==========       ===========       ===========

                                        Blue Chip Growth  Capital Growth  Cash Management  Corporate Bond   Davis Venture
                                            Portfolio        Portfolio       Portfolio        Portfolio    Value Portfolio
                                            (Class 2)        (Class 2)       (Class 2)        (Class 2)       (Class 2)
                                        ----------------  --------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $  (58,283)      $  (38,971)    $    186,330     $ 1,827,294      $   (135,573)
   Net realized gains (losses)               (119,763)         (38,389)      (1,150,040)        225,592        (3,426,249)
   Change in net unrealized
      appreciation (depreciation) of
      investments                           1,403,886          922,243          175,908       8,149,580        26,107,014
                                           ----------       ----------     ------------     -----------      ------------
      Increase (decrease) in net
         assets from operations             1,225,840          844,883         (787,802)     10,202,466        22,545,192
                                           ----------       ----------     ------------     -----------      ------------
From capital transactions:
   Net proceeds from units sold                13,623            1,656          454,465          82,833           380,561
   Cost of units redeemed                    (807,934)        (551,423)     (24,574,523)     (7,435,691)      (12,369,547)
   Net transfers                               (7,406)          88,483          916,094       3,773,001        (5,445,934)
   Contract maintenance charge                 (1,697)            (964)         (12,913)         (7,588)          (25,663)
                                           ----------       ----------     ------------     -----------      ------------
      Increase (decrease) in net
         assets from capital
         transactions                        (803,414)        (462,248)     (23,216,877)     (3,587,445)      (17,460,583)
                                           ----------       ----------     ------------     -----------      ------------
Increase (decrease) in net assets             422,426          382,635      (24,004,679)      6,615,021         5,084,609
Net assets at beginning of period           4,093,376        2,403,118       58,908,289      35,956,658        87,438,866
                                           ----------       ----------     ------------     -----------      ------------
Net assets at end of period                $4,515,802       $2,785,753     $ 34,903,610     $42,571,679      $ 92,523,475
                                           ==========       ==========     ============     ===========      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   2,974              313           33,939           4,347            15,403
   Units redeemed                            (171,698)        (103,229)      (1,826,812)       (390,997)         (479,280)
   Units transferred                           (4,353)          15,104           63,808         213,554          (231,294)
                                           ----------       ----------     ------------     -----------      ------------
Increase (decrease) in units
   outstanding                               (173,077)         (87,812)      (1,729,065)       (173,096)         (695,171)
Beginning units                               965,310          493,298        4,347,197       2,152,104         3,585,624
                                           ----------       ----------     ------------     -----------      ------------
Ending units                                  792,233          405,486        2,618,132       1,979,008         2,890,453
                                           ==========       ==========     ============     ===========      ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2009
                                  (continued)

                                                                               Equity
                                         "Dogs" of Wall   Emerging Markets  Opportunities  Foreign Value     Fundamental
                                        Street Portfolio      Portfolio       Portfolio      Portfolio    Growth Portfolio
                                            (Class 2)         (Class 2)       (Class 2)      (Class 2)        (Class 2)
                                        ----------------  ----------------  -------------  -------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $   202,120        $  (174,646)     $   (33,353)  $   426,753       $  (49,408)
   Net realized gains (losses)            (1,135,978)        (7,666,538)      (1,512,521)       85,382         (134,178)
   Change in net unrealized
      appreciation (depreciation) of
      investments                          2,031,324         13,969,937        3,304,041     8,611,652        1,098,568
                                         -----------        -----------      -----------   -----------       ----------
      Increase (decrease) in net
         assets from operations            1,097,466          6,128,753        1,758,167     9,123,787          914,982
                                         -----------        -----------      -----------   -----------       ----------
From capital transactions:
   Net proceeds from units sold               10,185             23,335           20,851       152,669           31,871
   Cost of units redeemed                 (1,048,282)        (2,545,363)      (1,058,498)   (3,845,747)        (451,993)
   Net transfers                            (201,564)           855,875         (349,613)   (1,677,239)         (85,291)
   Contract maintenance charge                (2,426)            (3,317)          (2,416)       (9,340)          (1,193)
                                         -----------        -----------      -----------   -----------       ----------
      Increase (decrease) in net
         assets from capital
         transactions                     (1,242,087)        (1,669,470)      (1,389,676)   (5,379,657)        (506,606)
                                         -----------        -----------      -----------   -----------       ----------
Increase (decrease) in net assets           (144,621)         4,459,283          368,491     3,744,130          408,376
Net assets at beginning of period          7,493,474          8,475,790        7,314,519    36,871,951        3,020,623
                                         -----------        -----------      -----------   -----------       ----------
Net assets at end of period              $ 7,348,853        $12,935,073      $ 7,683,010   $40,616,081       $3,428,999
                                         ===========        ===========      ===========   ===========       ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  1,351              1,756            1,512        11,243            2,607
   Units redeemed                           (118,262)          (161,473)         (85,111)     (273,291)         (35,035)
   Units transferred                         (24,392)            68,639          (30,283)     (133,481)          (6,915)
                                         -----------        -----------      -----------   -----------       ----------
Increase (decrease) in units
   outstanding                              (141,303)           (91,078)        (113,882)     (395,529)         (39,343)
Beginning units                              831,949            750,608          595,320     2,825,852          261,738
                                         -----------        -----------      -----------   -----------       ----------
Ending units                                 690,646            659,530          481,438     2,430,323          222,395
                                         ===========        ===========      ===========   ===========       ==========

                                                                         Growth
                                        Global Bond  Global Equities  Opportunities  Growth-Income  High-Yield Bond
                                         Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                         (Class 2)      (Class 2)       (Class 2)      (Class 2)       (Class 2)
                                        -----------  ---------------  -------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $   274,450    $   76,078      $  (64,952)    $   (41,301)    $ 1,483,065
   Net realized gains (losses)              630,606      (373,452)        (42,741)     (1,339,970)     (3,180,865)
   Change in net unrealized
      appreciation (depreciation) of
      investments                          (138,095)    1,905,082         749,204       3,771,256       8,301,028
                                        -----------    ----------      ----------     -----------     -----------
      Increase (decrease) in net
         assets from operations             766,961     1,607,708         641,511       2,389,985       6,603,228
                                        -----------    ----------      ----------     -----------     -----------
From capital transactions:
   Net proceeds from units sold              63,216         7,599           8,998          26,760         142,382
   Cost of units redeemed                (3,314,445)     (818,830)       (444,364)     (2,059,691)     (4,423,199)
   Net transfers                            276,981      (150,699)        211,344        (942,267)      4,809,307
   Contract maintenance charge               (3,235)       (2,361)         (1,153)         (4,882)         (3,943)
                                        -----------    ----------      ----------     -----------     -----------
      Increase (decrease) in net
         assets from capital
         transactions                    (2,977,483)     (964,291)       (225,175)     (2,980,080)        524,547
                                        -----------    ----------      ----------     -----------     -----------
Increase (decrease) in net assets        (2,210,522)      643,417         416,336        (590,095)      7,127,775
Net assets at beginning of period        18,379,687     7,189,938       4,216,280      11,915,819      15,118,489
                                        -----------    ----------      ----------     -----------     -----------
Net assets at end of period             $16,169,165    $7,833,355      $4,632,616     $11,325,724     $22,246,264
                                        ===========    ==========      ==========     ===========     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                 3,055           495           2,264           1,299           9,447
   Units redeemed                          (161,683)      (54,151)       (106,143)       (103,560)       (271,658)
   Units transferred                          6,626       (17,268)         49,235         (50,351)        321,857
                                        -----------    ----------      ----------     -----------     -----------
Increase (decrease) in units
   outstanding                             (152,002)      (70,924)        (54,644)       (152,612)         59,646
Beginning units                             906,808       492,240         996,083         621,649       1,090,907
                                        -----------    ----------      ----------     -----------     -----------
Ending units                                754,806       421,316         941,439         469,037       1,150,553
                                        ===========    ==========      ==========     ===========     ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                                                      MFS
                                           International      International                      Massachusetts        MFS
                                            Diversified        Growth and      Marsico Focused  Investors Trust  Total Return
                                        Equities Portfolio  Income Portfolio  Growth Portfolio     Portfolio       Portfolio
                                             (Class 2)          (Class 2)         (Class 2)        (Class 2)       (Class 2)
                                        ------------------  ----------------  ----------------  ---------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   (94,230)       $  (195,095)      $  (175,408)      $   (48,820)   $  1,294,717
   Net realized gains (losses)              (1,237,980)        (1,274,026)       (2,390,233)          168,506      (4,167,053)
   Change in net unrealized
      appreciation (depreciation) of
      investments                            7,632,612          4,245,672         7,155,180         2,754,806      12,057,696
                                           -----------        -----------       -----------       -----------    ------------
      Increase (decrease) in net
         assets from operations              6,300,402          2,776,551         4,589,539         2,874,492       9,185,360
                                           -----------        -----------       -----------       -----------    ------------
From capital transactions:
   Net proceeds from units sold                109,109            104,123           129,843            53,027         135,977
   Cost of units redeemed                   (3,179,534)        (1,867,662)       (2,364,230)       (1,943,533)    (10,916,406)
   Net transfers                            (1,861,077)          (390,872)       (1,728,801)          544,493      (2,287,400)
   Contract maintenance charge                  (8,336)            (3,416)           (4,460)           (3,646)        (18,983)
                                           -----------        -----------       -----------       -----------    ------------
      Increase (decrease) in net
         assets from capital
         transactions                       (4,939,838)        (2,157,827)       (3,967,648)       (1,349,659)    (13,086,812)
                                           -----------        -----------       -----------       -----------    ------------
Increase (decrease) in net assets            1,360,564            618,724           621,891         1,524,833      (3,901,452)
Net assets at beginning of period           28,661,259         13,180,687        19,729,754        13,304,132      67,652,883
                                           -----------        -----------       -----------       -----------    ------------
Net assets at end of period                $30,021,823        $13,799,411       $20,351,645       $14,828,965    $ 63,751,431
                                           ===========        ===========       ===========       ===========    ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   10,831             10,685            15,965             3,120           6,185
   Units redeemed                             (310,001)          (175,412)         (282,989)         (110,563)       (483,122)
   Units transferred                          (215,737)           (44,043)         (228,528)           23,882        (114,600)
                                           -----------        -----------       -----------       -----------    ------------
Increase (decrease) in units
   outstanding                                (514,907)          (208,770)         (495,552)          (83,561)       (591,537)
Beginning units                              2,942,098          1,254,873         2,511,164           791,605       3,096,393
                                           -----------        -----------       -----------       -----------    ------------
Ending units                                 2,427,191          1,046,103         2,015,612           708,044       2,504,856
                                           ===========        ===========       ===========       ===========    ============

                                                                    Small &
                                          Mid-Cap                   Mid Cap                  Telecom
                                           Growth    Real Estate     Value     Technology    Utility
                                         Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                         (Class 2)    (Class 2)    (Class 2)    (Class 2)   (Class 2)
                                        -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $  (293,570) $    39,015  $  (197,038) $  (53,265) $   99,226
   Net realized gains (losses)             (587,362)  (3,850,161)  (1,890,642)   (741,858)   (399,308)
   Change in net unrealized
      appreciation (depreciation) of
      investments                         7,215,053    6,208,160    9,934,535   2,109,001   1,011,383
                                        -----------  -----------  -----------  ----------  ----------
      Increase (decrease) in net
         assets from operations           6,334,121    2,397,014    7,846,855   1,313,878     711,301
                                        -----------  -----------  -----------  ----------  ----------
From capital transactions:
   Net proceeds from units sold              81,636       17,797      178,733      24,269       3,359
   Cost of units redeemed                (3,003,615)  (1,367,081)  (2,767,169)   (597,529)   (425,119)
   Net transfers                           (912,625)    (446,488)  (1,855,428)    751,221    (288,957)
   Contract maintenance charge               (6,814)      (3,005)      (6,197)     (1,450)     (1,003)
                                        -----------  -----------  -----------  ----------  ----------
      Increase (decrease) in net
         assets from capital
         transactions                    (3,841,418)  (1,798,777)  (4,450,061)    176,511    (711,720)
                                        -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets         2,492,703      598,237    3,396,794   1,490,389        (419)
Net assets at beginning of period        18,376,734   10,191,024   23,050,950   2,767,883   2,903,254
                                        -----------  -----------  -----------  ----------  ----------
Net assets at end of period             $20,869,437  $10,789,261  $26,447,744  $4,258,272  $2,902,835
                                        ===========  ===========  ===========  ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                10,491        1,278       14,660      14,943         296
   Units redeemed                          (390,453)     (97,641)    (213,318)   (360,804)    (35,969)
   Units transferred                       (123,014)     (23,441)    (156,172)    428,284     (25,023)
                                        -----------  -----------  -----------  ----------  ----------
Increase (decrease) in units
   outstanding                             (502,976)    (119,804)    (354,830)     82,423     (60,696)
Beginning units                           2,663,058      702,589    1,959,032   2,020,598     264,730
                                        -----------  -----------  -----------  ----------  ----------
Ending units                              2,160,082      582,785    1,604,202   2,103,021     204,034
                                        ===========  ===========  ===========  ==========  ==========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                                        American
                                           Total                         Alliance      Funds Asset    American Funds
                                        Return Bond     Aggressive        Growth       Allocation     Global Growth
                                         Portfolio   Growth Portfolio    Portfolio   SAST Portfolio   SAST Portfolio
                                         (Class 2)       (Class 3)       (Class 3)      (Class 3)       (Class 3)
                                        -----------  ----------------  ------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $    97,617    $  (142,700)    $ (1,604,230)  $   257,967     $    784,951
   Net realized gains (losses)              389,810     (1,449,563)      (4,222,658)     (250,295)       1,447,556
   Change in net unrealized
      appreciation (depreciation) of
      investments                         1,169,641      4,600,728       47,673,158     7,258,913       33,666,342
                                        -----------    -----------     ------------   -----------     ------------
      Increase (decrease) in net
         assets from operations           1,657,068      3,008,465       41,846,270     7,266,585       35,898,849
                                        -----------    -----------     ------------   -----------     ------------
From capital transactions:
   Net proceeds from units sold              69,251        292,777          752,134     4,267,082       18,990,672
   Cost of units redeemed                (3,497,532)      (871,350)     (12,330,000)   (1,481,820)      (4,652,488)
   Net transfers                         12,093,344        455,713      (11,564,536)    4,720,518        5,450,053
   Contract maintenance charge               (2,428)        (3,467)         (41,832)       (5,185)         (17,288)
                                        -----------    -----------     ------------   -----------     ------------
      Increase (decrease) in net
         assets from capital
         transactions                     8,662,635       (126,327)     (23,184,234)    7,500,595       19,770,949
                                        -----------    -----------     ------------   -----------     ------------
Increase (decrease) in net assets        10,319,703      2,882,138       18,662,036    14,767,180       55,669,798
Net assets at beginning of period        11,974,186      8,432,205      123,435,605    29,342,054       83,871,758
                                        -----------    -----------     ------------   -----------     ------------
Net assets at end of period             $22,293,889    $11,314,343     $142,097,641   $44,109,234     $139,541,556
                                        ===========    ===========     ============   ===========     ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                 2,764         37,584           35,347       513,155        2,133,339
   Units redeemed                          (144,560)       (99,155)        (512,789)     (185,980)        (561,747)
   Units transferred                        509,246         40,921         (513,943)      592,715          630,750
                                        -----------    -----------     ------------   -----------     ------------
Increase (decrease) in units
   outstanding                              367,450        (20,650)        (991,385)      919,890        2,202,342
Beginning units                             527,462      1,077,634        5,913,605     3,863,276       11,445,291
                                        -----------    -----------     ------------   -----------     ------------
Ending units                                894,912      1,056,984        4,922,220     4,783,166       13,647,633
                                        ===========    ===========     ============   ===========     ============


                                        American Funds  American Funds                Blue Chip
                                          Growth SAST    Growth-Income    Balanced      Growth    Capital Growth
                                           Portfolio    SAST Portfolio   Portfolio    Portfolio      Portfolio
                                          (Class 3)        (Class 3)     (Class 3)    (Class 3)      (Class 3)
                                        --------------  --------------  -----------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $    179,142    $    755,403   $   207,676  $  (179,013)  $  (710,915)
   Net realized gains (losses)              3,230,680         916,478      (830,064)    (784,472)   (5,389,779)
   Change in net unrealized
      appreciation (depreciation) of
      investments                          35,004,606      31,327,702     3,377,675    4,455,160    21,261,445
                                         ------------    ------------   -----------  -----------   -----------
      Increase (decrease) in net
         assets from operations            38,414,428      32,999,583     2,755,287    3,491,675    15,160,751
                                         ------------    ------------   -----------  -----------   -----------
From capital transactions:
   Net proceeds from units sold            13,171,109       8,191,080     1,232,816    3,230,430       224,188
   Cost of units redeemed                  (5,625,475)     (6,790,011)   (1,734,476)    (992,326)   (2,596,911)
   Net transfers                            3,117,833       3,961,946     3,160,429    2,527,579    (3,046,027)
   Contract maintenance charge                (18,631)        (22,336)       (3,906)      (2,983)      (10,012)
                                         ------------    ------------   -----------  -----------   -----------
      Increase (decrease) in net
         assets from capital
         transactions                      10,644,836       5,340,679     2,654,863    4,762,700    (5,428,762)
                                         ------------    ------------   -----------  -----------   -----------
Increase (decrease) in net assets          49,059,264      38,340,262     5,410,150    8,254,375     9,731,989
Net assets at beginning of period         100,292,669     108,459,833    12,468,044    8,965,595    40,122,091
                                         ------------    ------------   -----------  -----------   -----------
Net assets at end of period              $149,351,933    $146,800,095   $17,878,194  $17,219,970   $49,854,080
                                         ============    ============   ===========  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                               1,730,208       1,164,984       100,220      535,863        40,192
   Units redeemed                            (776,662)       (955,667)     (134,722)    (208,513)     (457,670)
   Units transferred                          436,642         632,408       229,923      490,905      (534,574)
                                         ------------    ------------   -----------  -----------   -----------
Increase (decrease) in units
   outstanding                              1,390,188         841,725       195,421      818,255      (952,052)
Beginning units                            15,565,187      16,380,570     1,041,860    2,094,386     8,151,653
                                         ------------    ------------   -----------  -----------   -----------
Ending units                               16,955,375      17,222,295     1,237,281    2,912,641     7,199,601
                                         ============    ============   ===========  ===========   ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)


                                        Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                           Portfolio        Portfolio    Value Portfolio  Street Portfolio      Portfolio
                                           (Class 3)        (Class 3)       (Class 3)         (Class 3)         (Class 3)
                                        ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $   1,218,593    $ 18,463,971    $ (1,190,957)     $   329,258       $ (1,783,332)
   Net realized gains (losses)              (6,773,828)     (1,533,964)    (24,718,451)      (2,352,438)       (56,238,893)
   Change in net unrealized
      appreciation (depreciation) of
      investments                                  118      80,624,612     139,823,331        3,913,154        117,786,607
                                         -------------    ------------    ------------      -----------       ------------
      Increase (decrease) in net
         assets from operations             (5,555,117)     97,554,619     113,913,923        1,889,974         59,764,382
                                         -------------    ------------    ------------      -----------       ------------
From capital transactions:
   Net proceeds from units sold             13,059,694      16,049,376      13,294,379           98,761          4,221,385
   Cost of units redeemed                 (117,085,055)    (35,888,130)    (35,470,427)      (1,106,003)        (8,515,983)
   Net transfers                           (21,898,457)     37,992,222     (14,586,560)         509,176         (2,267,552)
   Contract maintenance charge                 (64,117)        (79,897)        (94,378)          (2,906)           (26,504)
                                         -------------    ------------    ------------      -----------       ------------
      Increase (decrease) in net
         assets from capital
         transactions                     (125,987,935)     18,073,571     (36,856,986)        (500,972)        (6,588,654)
                                         -------------    ------------    ------------      -----------       ------------
Increase (decrease) in net assets         (131,543,052)    115,628,190      77,056,937        1,389,002         53,175,728
Net assets at beginning of period          368,421,385     344,108,880     394,189,704       11,223,963         85,778,979
                                         -------------    ------------    ------------      -----------       ------------
Net assets at end of period              $ 236,878,333    $459,737,070    $471,246,641      $12,612,965       $138,954,707
                                         =============    ============    ============      ===========       ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                1,072,532         971,600         771,056           11,008            313,277
   Units redeemed                           (8,833,260)     (1,936,883)     (1,407,168)        (124,658)          (590,142)
   Units transferred                        (1,733,441)      1,940,898        (465,752)          55,882           (222,363)
                                         -------------    ------------    ------------      -----------       ------------
Increase (decrease) in units
   outstanding                              (9,494,169)        975,615      (1,101,864)         (57,768)          (499,228)
Beginning units                             27,536,857      21,366,957      16,951,318        1,261,706          7,858,873
                                         -------------    ------------    ------------      -----------       ------------
Ending units                                18,042,688      22,342,572      15,849,454        1,203,938          7,359,645
                                         =============    ============    ============      ===========       ============

                                            Equity
                                        Opportunities  Foreign Value     Fundamental     Global Bond  Global Equities
                                          Portfolio      Portfolio    Growth Portfolio    Portfolio      Portfolio
                                          (Class 3)      (Class 3)        (Class 3)       (Class 3)      (Class 3)
                                        -------------  -------------  ----------------  ------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $  (194,456)  $  2,753,031     $(1,113,378)    $  1,998,802    $   172,110
   Net realized gains (losses)            (6,775,030)    (5,739,647)     (6,911,461)       3,818,733     (1,336,800)
   Change in net unrealized
      appreciation (depreciation) of
      investments                         14,819,342     69,238,267      28,296,709         (291,563)     5,437,933
                                         -----------   ------------     -----------     ------------    -----------
      Increase (decrease) in net
         assets from operations            7,849,856     66,251,651      20,271,870        5,525,972      4,273,243
                                         -----------   ------------     -----------     ------------    -----------
From capital transactions:
   Net proceeds from units sold              184,299     20,160,266         371,335        6,900,486      1,058,447
   Cost of units redeemed                 (4,114,254)   (24,962,649)     (3,847,956)     (10,607,400)    (1,844,822)
   Net transfers                          (1,707,922)      (823,435)     (4,428,204)      17,020,570        (49,576)
   Contract maintenance charge                (7,735)       (67,057)        (15,436)         (17,850)        (3,919)
                                         -----------   ------------     -----------     ------------    -----------
      Increase (decrease) in net
         assets from capital
         transactions                     (5,645,612)    (5,692,875)     (7,920,261)      13,295,806       (839,870)
                                         -----------   ------------     -----------     ------------    -----------
Increase (decrease) in net assets          2,204,244     60,558,776      12,351,609       18,821,778      3,433,373
Net assets at beginning of period         30,473,527    250,475,847      65,512,346      111,899,875     17,737,627
                                         -----------   ------------     -----------     ------------    -----------
Net assets at end of period              $32,677,771   $311,034,623     $77,863,955     $130,721,653    $21,171,000
                                         ===========   ============     ===========     ============    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                 12,779      1,639,319          31,442          403,665         80,427
   Units redeemed                           (313,805)    (1,814,129)       (317,142)        (533,331)      (124,157)
   Units transferred                        (129,849)       (49,605)       (377,043)         850,270         (7,606)
                                         -----------   ------------     -----------     ------------    -----------
Increase (decrease) in units
   outstanding                              (430,875)      (224,415)       (662,743)         720,604        (51,336)
Beginning units                            2,510,604     19,597,947       6,033,489        5,717,683      1,267,375
                                         -----------   ------------     -----------     ------------    -----------
Ending units                               2,079,729     19,373,532       5,370,746        6,438,287      1,216,039
                                         ===========   ============     ===========     ============    ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)


                                            Growth                                        International      International
                                        Opportunities  Growth-Income  High-Yield Bond      Diversified        Growth and
                                          Portfolio      Portfolio       Portfolio     Equities Portfolio  Income Portfolio
                                          (Class 3)      (Class 3)       (Class 3)          (Class 3)          (Class 3)
                                        -------------  -------------  ---------------  ------------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $  (774,533)   $   (57,968)   $  5,743,528       $   (962,772)      $ (2,975,499)
   Net realized gains (losses)            (1,052,481)    (1,544,655)    (13,739,803)        (8,510,401)       (29,588,202)
   Change in net unrealized
      appreciation (depreciation) of
      investments                         10,402,763      4,459,425      33,254,923         54,331,188         79,166,626
                                         -----------    -----------    ------------       ------------       ------------
      Increase (decrease) in net
         assets from operations            8,575,749      2,856,802      25,258,648         44,858,015         46,602,925
                                         -----------    -----------    ------------       ------------       ------------
From capital transactions:
   Net proceeds from units sold            7,735,545        576,304       3,652,072          1,246,507          5,950,289
   Cost of units redeemed                 (2,886,867)    (1,276,799)     (7,607,313)       (16,417,979)       (11,783,384)
   Net transfers                           8,882,630       (587,247)     23,080,149        (11,863,634)          (682,729)
   Contract maintenance charge                (9,384)        (3,730)        (13,899)           (57,383)           (40,612)
                                         -----------    -----------    ------------       ------------       ------------
      Increase (decrease) in net
         assets from capital
         transactions                     13,721,924     (1,291,472)     19,111,009        (27,092,489)        (6,556,436)
                                         -----------    -----------    ------------       ------------       ------------
Increase (decrease) in net assets         22,297,673      1,565,330      44,369,657         17,765,526         40,046,489
Net assets at beginning of period         41,499,559     12,111,735      52,587,028        191,793,161        174,115,497
                                         -----------    -----------    ------------       ------------       ------------
Net assets at end of period              $63,797,232    $13,677,065    $ 96,956,685       $209,558,687       $214,161,986
                                         ===========    ===========    ============       ============       ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                              1,595,694         32,602         277,857             97,873            662,655
   Units redeemed                           (669,477)       (65,557)       (477,317)        (1,617,291)        (1,115,948)
   Units transferred                       1,981,707        (32,725)      1,546,423         (1,257,350)           171,283
                                         -----------    -----------    ------------       ------------       ------------
Increase (decrease) in units
   outstanding                             2,907,924        (65,680)      1,346,963         (2,776,768)          (282,010)
Beginning units                            9,697,948        664,354       3,893,054         20,024,399         17,353,104
                                         -----------    -----------    ------------       ------------       ------------
Ending units                              12,605,872        598,674       5,240,017         17,247,631         17,071,094
                                         ===========    ===========    ============       ============       ============

                                                                MFS
                                                           Massachusetts
                                         Marsico Focused  Investors Trust  MFS Total Return  Mid-Cap Growth   Real Estate
                                        Growth Portfolio     Portfolio         Portfolio        Portfolio      Portfolio
                                            (Class 3)        (Class 3)         (Class 3)        (Class 3)      (Class 3)
                                        ----------------  ---------------  ----------------  --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $  (294,148)      $  (257,596)     $  4,026,808     $  (860,344)   $    329,268
   Net realized gains (losses)             (3,228,656)         (340,830)      (13,330,845)     (2,144,128)    (36,540,253)
   Change in net unrealized
      appreciation (depreciation) of
      investments                          10,686,642        17,086,723        39,305,185      21,402,058      70,695,048
                                          -----------       -----------      ------------     -----------    ------------
      Increase (decrease) in net
         assets from operations             7,163,838        16,488,297        30,001,148      18,397,586      34,484,063
                                          -----------       -----------      ------------     -----------    ------------
From capital transactions:
   Net proceeds from units sold             4,295,579        11,976,126         2,832,358       1,173,155       9,213,226
   Cost of units redeemed                  (2,177,793)       (5,014,263)      (20,777,998)     (4,939,561)     (7,510,584)
   Net transfers                            1,241,993        11,283,412         7,088,909          27,106      (1,332,210)
   Contract maintenance charge                 (5,511)          (12,335)          (49,378)        (16,960)        (25,651)
                                          -----------       -----------      ------------     -----------    ------------
      Increase (decrease) in net
         assets from capital
         transactions                       3,354,268        18,232,940       (10,906,109)     (3,756,260)        344,781
                                          -----------       -----------      ------------     -----------    ------------
Increase (decrease) in net assets          10,518,106        34,721,237        19,095,039      14,641,326      34,828,844
Net assets at beginning of period          25,555,803        54,369,774       200,778,021      49,132,664     102,996,168
                                          -----------       -----------      ------------     -----------    ------------
Net assets at end of period               $36,073,909       $89,091,011      $219,873,060     $63,773,990    $137,825,012
                                          ===========       ===========      ============     ===========    ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                 476,579           851,030           165,872         140,254         901,809
   Units redeemed                            (259,168)         (297,697)         (932,449)       (640,074)       (565,267)
   Units transferred                          125,865           738,078           301,538         (15,814)        309,345
                                          -----------       -----------      ------------     -----------    ------------
Increase (decrease) in units
   outstanding                                343,276         1,291,411          (465,039)       (515,634)        645,887
Beginning units                             3,288,769         3,410,408         9,391,238       7,175,903       7,733,538
                                          -----------       -----------      ------------     -----------    ------------
Ending units                                3,632,045         4,701,819         8,926,199       6,660,269       8,379,425
                                          ===========       ===========      ============     ===========    ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)


                                        Small & Mid Cap   Small Company    Technology  Telecom Utility  Total Return Bond
                                        Value Portfolio  Value Portfolio   Portfolio      Portfolio         Portfolio
                                           (Class 3)        (Class 3)      (Class 3)      (Class 3)         (Class 3)
                                        ---------------  ---------------  -----------  ---------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $ (2,506,570)     $  (740,512)   $  (253,134)   $   292,193      $    814,086
   Net realized gains (losses)            (10,653,269)      (5,416,882)    (1,948,059)    (1,108,132)        1,480,486
   Change in net unrealized
      appreciation (depreciation) of
      investments                         102,675,216       26,585,362      8,289,627      2,905,282         8,242,058
                                         ------------      -----------    -----------    -----------      ------------
      Increase (decrease) in net
         assets from operations            89,515,377       20,427,968      6,088,434      2,089,343        10,536,630
                                         ------------      -----------    -----------    -----------      ------------
From capital transactions:
   Net proceeds from units sold            16,153,772        6,851,436        429,490        263,644        35,940,897
   Cost of units redeemed                 (20,609,588)      (4,038,395)    (1,195,735)      (622,810)       (8,077,662)
   Net transfers                           (9,710,010)       2,519,708      4,283,722        402,679        75,058,765
   Contract maintenance charge                (63,016)         (14,489)        (4,292)        (1,757)          (13,121)
                                         ------------      -----------    -----------    -----------      ------------
      Increase (decrease) in net
         assets from capital
         transactions                     (14,228,842)       5,318,260      3,513,185         41,756       102,908,879
                                         ------------      -----------    -----------    -----------      ------------
Increase (decrease) in net assets          75,286,535       25,746,228      9,601,619      2,131,099       113,445,509
Net assets at beginning of period         226,990,705       63,503,984     11,373,447      6,565,972        80,663,357
                                         ------------      -----------    -----------    -----------      ------------
Net assets at end of period              $302,277,240      $89,250,212    $20,975,066    $ 8,697,071      $194,108,866
                                         ============      ===========    ===========    ===========      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                               1,407,378          997,814        179,201         21,830         1,902,865
   Units redeemed                          (1,618,638)        (622,462)      (718,314)       (55,435)         (363,030)
   Units transferred                         (559,066)         495,334      2,548,131         48,849         3,370,057
                                         ------------      -----------    -----------    -----------      ------------
Increase (decrease) in units
   outstanding                               (770,326)         870,686      2,009,018         15,244         4,909,892
Beginning units                            19,911,678       10,485,697      8,297,874        609,731         3,920,292
                                         ------------      -----------    -----------    -----------      ------------
Ending units                               19,141,352       11,356,383     10,306,892        624,975         8,830,184
                                         ============      ===========    ===========    ===========      ============

                                                                                         Diversified
                                        Capital Growth    Comstock       Growth and     International  Equity Income
                                           Portfolio      Portfolio   Income Portfolio     Account        Account
                                          (Class II)     (Class II)      (Class II)       (Class 1)      (Class 1)
                                        --------------  ------------  ----------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $  (286,628)   $  5,479,220    $  7,466,905     $   78,463     $ 1,079,493
   Net realized gains (losses)              (540,297)    (16,025,887)    (15,769,441)      (407,526)     (2,709,454)
   Change in net unrealized
      appreciation (depreciation) of
      investments                          9,402,068      58,991,227      86,650,186        875,649       5,455,389
                                         -----------    ------------    ------------     ----------     -----------
      Increase (decrease) in net
         assets from operations            8,575,143      48,444,560      78,347,650        546,586       3,825,428
                                         -----------    ------------    ------------     ----------     -----------
From capital transactions:
   Net proceeds from units sold              261,318      12,457,788      16,343,297            595          11,607
   Cost of units redeemed                 (2,175,206)    (21,453,625)    (33,260,846)      (184,480)     (3,871,709)
   Net transfers                           7,490,173       1,967,052       4,683,976        242,634      (1,823,521)
   Contract maintenance charge                (7,341)        (76,652)       (114,013)          (558)         (8,080)
                                         -----------    ------------    ------------     ----------     -----------
      Increase (decrease) in net
         assets from capital
         transactions                      5,568,944      (7,105,437)    (12,347,586)        58,191      (5,691,703)
                                         -----------    ------------    ------------     ----------     -----------
Increase (decrease) in net assets         14,144,087      41,339,123      66,000,064        604,777      (1,866,275)
Net assets at beginning of period         11,619,042     192,729,911     359,361,497      2,209,666      28,164,053
                                         -----------    ------------    ------------     ----------     -----------
Net assets at end of period              $25,763,129    $234,069,034    $425,361,561     $2,814,443     $26,297,778
                                         ===========    ============    ============     ==========     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                 31,946       1,464,474       1,661,800            129           2,190
   Units redeemed                           (297,273)     (2,411,270)     (3,163,041)       (37,582)       (563,424)
   Units transferred                       1,009,794         203,255         588,804         44,377        (275,461)
                                         -----------    ------------    ------------     ----------     -----------
Increase (decrease) in units
   outstanding                               744,467        (743,541)       (912,437)         6,924        (836,695)
Beginning units                            2,073,166      22,559,089      35,118,591        466,175       3,970,484
                                         -----------    ------------    ------------     ----------     -----------
Ending units                               2,817,633      21,815,548      34,206,154        473,099       3,133,789
                                         ===========    ============    ============     ==========     ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)


                                                        LargeCap Blend  LargeCap Growth  MidCap Blend  Money Market
                                        Income Account    Account II        Account         Account       Account
                                           (Class 1)       (Class 1)       (Class 1)       (Class 1)     (Class 1)
                                        --------------  --------------  ---------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $ 1,022,032     $    12,412       $  (5,025)     $   16,827   $  (120,915)
   Net realized gains (losses)              (230,428)     (1,210,111)        (14,409)       (271,970)            0
   Change in net unrealized
      appreciation (depreciation) of
      investments                            989,397       2,081,707         171,795         996,990             0
                                         -----------     -----------       ---------      ----------   -----------
      Increase (decrease) in net
         assets from operations            1,781,001         884,008         152,361         741,847      (120,915)
                                         -----------     -----------       ---------      ----------   -----------
From capital transactions:
   Net proceeds from units sold               70,283             378             100             109       251,221
   Cost of units redeemed                 (1,440,520)       (646,355)       (121,617)       (425,007)   (6,893,727)
   Net transfers                              65,424        (592,796)         (9,430)         (5,103)     (775,619)
   Contract maintenance charge                (2,298)         (1,592)           (520)           (916)       (3,881)
                                         -----------     -----------       ---------      ----------   -----------
      Increase (decrease) in net
         assets from capital
         transactions                     (1,307,111)     (1,240,365)       (131,467)       (430,917)   (7,422,006)
                                         -----------     -----------       ---------      ----------   -----------
Increase (decrease) in net assets            473,890        (356,357)         20,894         310,930    (7,542,921)
Net assets at beginning of period         11,598,933       4,143,148         724,967       3,240,323    13,782,583
                                         -----------     -----------       ---------      ----------   -----------
Net assets at end of period              $12,072,823     $ 3,786,791       $ 745,861      $3,551,253   $ 6,239,662
                                         ===========     ===========       =========      ==========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  9,706              87              23              15        41,379
   Units redeemed                           (189,573)       (129,836)        (24,366)        (63,986)   (1,121,757)
   Units transferred                           5,717        (128,216)         (2,153)           (603)     (122,536)
                                         -----------     -----------       ---------      ----------   -----------
Increase (decrease) in units
   outstanding                              (174,150)       (257,965)        (26,496)        (64,574)   (1,202,914)
Beginning units                            1,609,192         903,074         147,848         476,725     2,218,282
                                         -----------     -----------       ---------      ----------   -----------
Ending units                               1,435,042         645,109         121,352         412,151     1,015,368
                                         ===========     ===========       =========      ==========   ===========

                                                            Principal Capital                                            SAM
                                             Mortgage          Appreciation        Real Estate     SAM Balanced     Conservative
                                        Securities Account       Account       Securities Account    Portfolio   Balanced Portfolio
                                             (Class 1)          (Class 1)           (Class 1)        (Class 1)        (Class 1)
                                        ------------------  -----------------  ------------------  ------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   441,528         $    29,334         $  15,976       $  2,277,614     $   156,496
   Net realized gains (losses)                 (91,345)           (758,223)         (317,242)        (3,251,094)       (356,938)
   Change in net unrealized
      appreciation (depreciation) of
      investments                              (35,161)          4,437,179           434,879         17,300,584       1,638,606
                                           -----------         -----------         ---------       ------------     -----------
      Increase (decrease) in net
         assets from operations                315,022           3,708,290           133,613         16,327,104       1,438,164
                                           -----------         -----------         ---------       ------------     -----------
From capital transactions:
   Net proceeds from units sold                 74,686               1,627               752            446,460         192,545
   Cost of units redeemed                   (1,589,937)         (2,135,518)          (46,164)       (16,604,046)     (2,087,848)
   Net transfers                               348,085            (939,451)          (20,504)        (5,593,293)        370,936
   Contract maintenance charge                  (2,929)             (5,096)             (287)           (25,413)         (2,237)
                                           -----------         -----------         ---------       ------------     -----------
      Increase (decrease) in net
         assets from capital
         transactions                       (1,170,095)         (3,078,438)          (66,203)       (21,776,292)     (1,526,604)
                                           -----------         -----------         ---------       ------------     -----------
Increase (decrease) in net assets             (855,073)            629,852            67,410         (5,449,188)        (88,440)
Net assets at beginning of period            7,105,252          16,032,434           655,991         97,804,678       9,509,564
                                           -----------         -----------         ---------       ------------     -----------
Net assets at end of period                $ 6,250,179         $16,662,286         $ 723,401       $ 92,355,490     $ 9,421,124
                                           ===========         ===========         =========       ============     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   10,020                 186                64             49,125          26,964
   Units redeemed                             (215,494)           (233,533)           (5,048)        (2,028,319)       (328,620)
   Units transferred                            46,443            (106,899)           (2,676)          (826,825)         37,069
                                           -----------         -----------         ---------       ------------     -----------
Increase (decrease) in units
   outstanding                                (159,031)           (340,246)           (7,660)        (2,806,019)       (264,587)
Beginning units                                980,933           1,811,699            57,651         12,410,964       1,551,759
                                           -----------         -----------         ---------       ------------     -----------
Ending units                                   821,902           1,471,453            49,991          9,604,945       1,287,172
                                           ===========         ===========         =========       ============     ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                               SAM
                                          Conservative      SAM Flexible      SAM Strategic     Short-Term    SmallCap Growth
                                        Growth Portfolio  Income Portfolio  Growth Portfolio  Income Account     Account II
                                            (Class 1)         (Class 1)         (Class 1)        (Class 1)       (Class 1)
                                        ----------------  ----------------  ----------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $ 1,192,034       $   608,762       $   260,578       $  180,983       $  (8,360)
   Net realized gains (losses)               (217,560)       (1,610,406)         (460,760)         (48,027)        (49,839)
   Change in net unrealized
      appreciation (depreciation) of
      investments                           5,688,282         3,749,971         2,783,243          115,651         203,265
                                          -----------       -----------       -----------       ----------       ---------
      Increase (decrease) in net
         assets from operations             6,662,756         2,748,327         2,583,061          248,607         145,066
                                          -----------       -----------       -----------       ----------       ---------
From capital transactions:
   Net proceeds from units sold                28,290               109            21,191            6,344             602
   Cost of units redeemed                  (5,711,527)       (3,531,827)       (1,043,845)        (453,044)       (112,163)
   Net transfers                           (1,692,040)       (3,044,045)         (410,731)         580,194          38,476
   Contract maintenance charge                (11,985)           (5,045)           (5,102)            (982)           (223)
                                          -----------       -----------       -----------       ----------       ---------
      Increase (decrease) in net
         assets from capital
         transactions                      (7,387,262)       (6,580,808)       (1,438,487)         132,512         (73,308)
                                          -----------       -----------       -----------       ----------       ---------
Increase (decrease) in net assets            (724,506)       (3,832,481)        1,144,574          381,119          71,758
Net assets at beginning of period          36,058,775        20,706,070        11,665,110        2,935,709         593,049
                                          -----------       -----------       -----------       ----------       ---------
Net assets at end of period               $35,334,269       $16,873,589       $12,809,684       $3,316,828       $ 664,807
                                          ===========       ===========       ===========       ==========       =========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   3,169                14             2,459              923             149
   Units redeemed                            (727,173)         (459,383)         (127,431)         (63,850)        (26,956)
   Units transferred                         (259,850)         (419,242)          (60,704)          82,053           7,370
                                          -----------       -----------       -----------       ----------       ---------
Increase (decrease) in units
   outstanding                               (983,854)         (878,611)         (185,676)          19,126         (19,437)
Beginning units                             4,717,995         2,823,988         1,476,341          438,301         144,293
                                          -----------       -----------       -----------       ----------       ---------
Ending units                                3,734,141         1,945,377         1,290,665          457,427         124,856
                                          ===========       ===========       ===========       ==========       =========

                                                         Diversified
                                        SmallCap Value  International  Equity Income                  LargeCap Blend
                                           Account I       Account        Account     Income Account    Account II
                                           (Class 1)      (Class 2)      (Class 2)       (Class 2)       (Class 2)
                                        --------------  -------------  -------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $  1,689      $   27,155     $   628,969    $   509,222      $  (1,965)
   Net realized gains (losses)              (45,734)       (780,709)     (3,929,914)      (329,711)      (269,795)
   Change in net unrealized
      appreciation (depreciation) of
      investments                            65,378         975,989       5,809,798        810,123        403,702
                                           --------      ----------     -----------    -----------      ---------
      Increase (decrease) in net
         assets from operations              21,333         222,435       2,508,853        989,634        131,942
                                           --------      ----------     -----------    -----------      ---------
From capital transactions:
   Net proceeds from units sold                   0             332          17,091         41,994              0
   Cost of units redeemed                   (18,430)       (238,658)     (3,750,004)    (1,856,728)      (176,102)
   Net transfers                             17,693         (92,199)     (3,616,763)      (827,082)       (63,924)
   Contract maintenance charge                  (93)           (328)         (6,843)        (2,328)          (392)
                                           --------      ----------     -----------    -----------      ---------
      Increase (decrease) in net
         assets from capital
         transactions                          (830)       (330,853)     (7,356,519)    (2,644,144)      (240,418)
                                           --------      ----------     -----------    -----------      ---------
Increase (decrease) in net assets            20,503        (108,418)     (4,847,666)    (1,654,510)      (108,476)
Net assets at beginning of period           211,294       1,368,024      22,674,096      7,458,920        680,571
                                           --------      ----------     -----------    -----------      ---------
Net assets at end of period                $231,797      $1,259,606     $17,826,430    $ 5,804,410      $ 572,095
                                           ========      ==========     ===========    ===========      =========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     0              72           2,247          5,877              0
   Units redeemed                            (3,374)        (49,598)       (559,257)      (242,534)       (35,696)
   Units transferred                          2,005         (27,761)       (543,221)      (114,517)       (16,116)
                                           --------      ----------     -----------    -----------      ---------
Increase (decrease) in units
   outstanding                               (1,369)        (77,287)     (1,100,231)      (351,174)       (51,812)
Beginning units                              31,852         295,919       3,312,824      1,058,743        152,486
                                           --------      ----------     -----------    -----------      ---------
Ending units                                 30,483         218,632       2,212,593        707,569        100,674
                                           ========      ==========     ===========    ===========      =========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                                                         Principal Capital
                                        LargeCap Growth  MidCap Blend  Money Market       Mortgage          Appreciation
                                            Account         Account       Account    Securities Account       Account
                                           (Class 2)       (Class 2)     (Class 2)        (Class 2)          (Class 2)
                                        ---------------  ------------  ------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $  (4,853)     $    (570)   $   (115,898)     $  108,197         $   (25,970)
   Net realized gains (losses)                   729       (125,666)              0         (23,656)           (351,115)
   Change in net unrealized
      appreciation (depreciation) of
      investments                             95,342        289,444               0           8,730           1,325,848
                                           ---------      ---------    ------------      ----------         -----------
      Increase (decrease) in net
         assets from operations               91,218        163,208        (115,898)         93,271             948,763
                                           ---------      ---------    ------------      ----------         -----------
From capital transactions:
   Net proceeds from units sold                  665              0          47,250               0                   0
   Cost of units redeemed                   (114,431)       (79,465)    (13,170,565)       (788,007)         (1,029,574)
   Net transfers                              43,970        (61,401)      2,977,210         294,789            (339,963)
   Contract maintenance charge                  (164)          (464)         (4,801)         (1,844)             (1,800)
                                           ---------      ---------    ------------      ----------         -----------
      Increase (decrease) in net
         assets from capital
         transactions                        (69,960)      (141,330)    (10,150,906)       (495,062)         (1,371,337)
                                           ---------      ---------    ------------      ----------         -----------
Increase (decrease) in net assets             21,258         21,878     (10,266,804)       (401,791)           (422,574)
Net assets at beginning of period            365,890        794,108      14,299,967       2,066,764           4,534,019
                                           ---------      ---------    ------------      ----------         -----------
Net assets at end of period                $ 387,148      $ 815,986    $  4,033,163      $1,664,973         $ 4,111,445
                                           =========      =========    ============      ==========         ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    136              0           8,254               0                   0
   Units redeemed                            (20,074)       (12,367)     (2,190,769)       (109,120)           (111,319)
   Units transferred                           8,415        (10,063)        491,656          42,176             (41,294)
                                           ---------      ---------    ------------      ----------         -----------
Increase (decrease) in units
   outstanding                               (11,523)       (22,430)     (1,690,859)        (66,944)           (152,613)
Beginning units                               76,287        120,400       2,367,912         293,961             529,300
                                           ---------      ---------    ------------      ----------         -----------
Ending units                                  64,764         97,970         677,053         227,017             376,687
                                           =========      =========    ============      ==========         ===========

                                                                                  SAM                SAM
                                            Real Estate     SAM Balanced     Conservative       Conservative      SAM Flexible
                                        Securities Account    Portfolio   Balanced Portfolio  Growth Portfolio  Income Portfolio
                                             (Class 2)        (Class 2)        (Class 2)          (Class 2)         (Class 2)
                                        ------------------  ------------  ------------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)             $   8,566       $  1,393,975     $   107,421        $ 1,020,656       $   425,852
   Net realized gains (losses)               (366,169)        (3,951,165)       (734,668)          (546,548)       (2,152,849)
   Change in net unrealized
      appreciation (depreciation) of
      investments                             470,446         13,984,058       1,891,639          5,801,736         3,996,754
                                            ---------       ------------     -----------        -----------       -----------
      Increase (decrease) in net
         assets from operations               112,843         11,426,868       1,264,392          6,275,844         2,269,757
                                            ---------       ------------     -----------        -----------       -----------
From capital transactions:
   Net proceeds from units sold                     0            833,894             100             67,980             6,961
   Cost of units redeemed                    (106,841)       (17,023,670)     (2,506,838)        (3,433,164)       (7,107,644)
   Net transfers                              (92,032)        (4,694,376)       (308,599)        (2,750,442)         (556,120)
   Contract maintenance charge                   (223)           (22,085)         (2,977)           (11,795)           (6,557)
                                            ---------       ------------     -----------        -----------       -----------
      Increase (decrease) in net
         assets from capital
         transactions                        (199,096)       (20,906,237)     (2,818,314)        (6,127,421)       (7,663,360)
                                            ---------       ------------     -----------        -----------       -----------
Increase (decrease) in net assets             (86,253)        (9,479,369)     (1,553,922)           148,423        (5,393,603)
Net assets at beginning of period             546,928         69,095,751       9,761,789         31,929,924        19,300,818
                                            ---------       ------------     -----------        -----------       -----------
Net assets at end of period                 $ 460,675       $ 59,616,382     $ 8,207,867        $32,078,347       $13,907,215
                                            =========       ============     ===========        ===========       ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       0            102,046              12              9,274               762
   Units redeemed                             (10,402)        (2,072,800)       (398,047)          (443,660)         (958,040)
   Units transferred                           (5,753)          (639,192)        (63,681)          (359,903)          (90,992)
                                            ---------       ------------     -----------        -----------       -----------
Increase (decrease) in units
   outstanding                                (16,155)        (2,609,946)       (461,716)          (794,289)       (1,048,270)
Beginning units                                48,396          8,976,782       1,589,201          4,286,571         2,695,421
                                            ---------       ------------     -----------        -----------       -----------
Ending units                                   32,241          6,366,836       1,127,485          3,492,282         1,647,151
                                            =========       ============     ===========        ===========       ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)


                                                                                                            Columbia Asset
                                          SAM Strategic     Short-Term    SmallCap Growth  SmallCap Value  Allocation Fund,
                                        Growth Portfolio  Income Account     Account II       Account I     Variable Series
                                            (Class 2)        (Class 2)       (Class 2)        (Class 2)        (Class A)
                                        ----------------  --------------  ---------------  --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $   285,275       $   77,663       $  (4,386)       $    303        $  21,519
   Net realized gains (losses)             (1,355,119)         (19,048)        (42,443)        (19,913)         (91,831)
   Change in net unrealized
      appreciation (depreciation) of
      investments                           4,304,259           62,929         111,654          32,608          233,045
                                          -----------       ----------       ---------        --------        ---------
      Increase (decrease) in net
         assets from operations             3,234,415          121,544          64,825          12,998          162,733
                                          -----------       ----------       ---------        --------        ---------
From capital transactions:
   Net proceeds from units sold                44,845                0             665               0                0
   Cost of units redeemed                  (1,976,642)        (616,054)       (115,085)        (10,235)        (123,960)
   Net transfers                             (872,312)         618,513           3,476           1,059          (28,044)
   Contract maintenance charge                 (5,705)            (811)           (145)            (56)            (225)
                                          -----------       ----------       ---------        --------        ---------
      Increase (decrease) in net
         assets from capital
         transactions                      (2,809,814)           1,648        (111,089)         (9,232)        (152,229)
                                          -----------       ----------       ---------        --------        ---------
Increase (decrease) in net assets             424,601          123,192         (46,264)          3,766           10,504
Net assets at beginning of period          15,090,465        1,610,919         308,928         100,645          845,416
                                          -----------       ----------       ---------        --------        ---------
Net assets at end of period               $15,515,066       $1,734,111       $ 262,664        $104,411        $ 855,920
                                          ===========       ==========       =========        ========        =========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   5,905                0             161               0                0
   Units redeemed                            (247,696)         (90,327)        (26,691)         (1,629)         (13,979)
   Units transferred                         (106,121)          89,229             218             250           (2,852)
                                          -----------       ----------       ---------        --------        ---------
Increase (decrease) in units
   outstanding                               (347,912)          (1,098)        (26,312)         (1,379)         (16,831)
Beginning units                             1,962,628          245,835          77,093          15,299           98,468
                                          -----------       ----------       ---------        --------        ---------
Ending units                                1,614,716          244,737          50,781          13,920           81,637
                                          ===========       ==========       =========        ========        =========

                                                         Columbia Small                   Columbia Marsico
                                         Columbia Large  Company Growth   Columbia High   Focused Equities  Columbia Marsico
                                        Cap Value Fund,  Fund, Variable    Yield Fund,     Fund, Variable     Growth Fund,
                                        Variable Series      Series      Variable Series       Series        Variable Series
                                           (Class A)        (Class A)       (Class A)         (Class A)         (Class A)
                                        ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $   58,144      $  (31,687)      $ 1,807,990      $  (405,458)       $  (29,661)
   Net realized gains (losses)              (587,021)       (224,257)       (1,187,990)      (3,356,148)          (12,206)
   Change in net unrealized
      appreciation (depreciation) of
      investments                          1,339,038         691,037         6,410,672       13,877,238           876,614
                                          ----------      ----------       -----------      -----------        ----------
      Increase (decrease) in net
         assets from operations              810,161         435,093         7,030,672       10,115,632           834,747
                                          ----------      ----------       -----------      -----------        ----------
From capital transactions:
   Net proceeds from units sold                5,090           1,469           168,072          204,455             5,733
   Cost of units redeemed                   (748,009)       (503,623)       (3,127,290)      (5,855,262)         (667,663)
   Net transfers                              (9,642)         72,765         2,705,764       (1,714,241)         (105,599)
   Contract maintenance charge                  (803)           (342)           (4,212)          (9,364)             (778)
                                          ----------      ----------       -----------      -----------        ----------
      Increase (decrease) in net
         assets from capital
         transactions                       (753,364)       (429,731)         (257,666)      (7,374,412)         (768,307)
                                          ----------      ----------       -----------      -----------        ----------
Increase (decrease) in net assets             56,797           5,362         6,773,006        2,741,220            66,440
Net assets at beginning of period          4,302,907       2,142,258        16,096,884       42,729,644         3,949,604
                                          ----------      ----------       -----------      -----------        ----------
Net assets at end of period               $4,359,704      $2,147,620       $22,869,890      $45,470,864        $4,016,044
                                          ==========      ==========       ===========      ===========        ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    752             227            11,212           24,818               906
   Units redeemed                            (90,061)        (61,525)         (224,819)        (725,411)          (88,087)
   Units transferred                             705           9,430           216,146         (185,206)          (12,816)
                                          ----------      ----------       -----------      -----------        ----------
Increase (decrease) in units
   outstanding                               (88,604)        (51,868)            2,539         (885,799)          (99,997)
Beginning units                              521,919         273,607         1,370,354        5,561,387           541,437
                                          ----------      ----------       -----------      -----------        ----------
Ending units                                 433,315         221,739         1,372,893        4,675,588           441,440
                                          ==========      ==========       ===========      ===========        ==========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                            Columbia Marsico
                                        Columbia Marsico                      International
                                          21st Century      Columbia Mid      Opportunities      Asset
                                         Fund, Variable   Cap Growth Fund,   Fund, Variable    Allocation   Global Growth
                                             Series        Variable Series       Series           Fund           Fund
                                            (Class A)         (Class A)         (Class B)       (Class 2)     (Class 2)
                                        ----------------  ----------------  ----------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $  (20,980)       $  (19,565)      $    14,214     $    655,873  $   (516,146)
   Net realized gains (losses)                 (5,751)         (117,643)         (279,441)      (2,428,579)   (9,867,339)
   Change in net unrealized
      appreciation (depreciation) of
      investments                             383,866           578,444         1,628,583       18,248,485   118,392,946
                                           ----------        ----------       -----------     ------------  ------------
      Increase (decrease) in net
         assets from operations               357,135           441,236         1,363,356       16,475,779   108,009,461
                                           ----------        ----------       -----------     ------------  ------------
From capital transactions:
   Net proceeds from units sold                15,100             8,289             1,684          846,031     1,365,681
   Cost of units redeemed                     (71,044)         (175,886)         (668,543)     (10,819,869)  (33,748,731)
   Net transfers                              (32,238)           31,896          (427,151)      (1,269,741)  (13,459,357)
   Contract maintenance charge                   (158)             (224)             (873)         (56,081)     (111,873)
                                           ----------        ----------       -----------     ------------  ------------
      Increase (decrease) in net
         assets from capital
         transactions                         (88,340)         (135,925)       (1,094,883)     (11,299,660)  (45,954,280)
                                           ----------        ----------       -----------     ------------  ------------
Increase (decrease) in net assets             268,795           305,311           268,473        5,176,119    62,055,181
Net assets at beginning of period           1,456,190         1,123,982         4,425,940       84,806,694   305,800,211
                                           ----------        ----------       -----------     ------------  ------------
Net assets at end of period                $1,724,985        $1,429,293       $ 4,694,413     $ 89,982,813  $367,855,392
                                           ==========        ==========       ===========     ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   1,557             1,216               151           63,510        79,910
   Units redeemed                              (6,129)          (24,015)          (50,862)        (869,128)   (1,987,610)
   Units transferred                           (2,659)            4,941           (32,530)        (143,384)     (997,935)
                                           ----------        ----------       -----------     ------------  ------------
Increase (decrease) in units
   outstanding                                 (7,231)          (17,858)          (83,241)        (949,002)   (2,905,635)
Beginning units                               138,259           179,757           380,058        7,239,553    20,560,268
                                           ----------        ----------       -----------     ------------  ------------
Ending units                                  131,028           161,899           296,817        6,290,551    17,654,633
                                           ==========        ==========       ===========     ============  ============



                                                                        Asset          Cash
                                                      Growth-Income   Allocation    Management
                                         Growth Fund       Fund          Fund          Fund     Growth Fund
                                          (Class 2)      (Class 2)    (Class 3)     (Class 3)     (Class 3)
                                        ------------  -------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $ (3,870,775) $     36,949   $   413,060  $   (246,818) $ (1,269,223)
   Net realized gains (losses)           (28,815,992)  (26,464,541)   (2,384,488)     (136,570)  (23,975,880)
   Change in net unrealized
      appreciation (depreciation) of
      investments                        165,075,597   133,564,914    10,271,110        22,214    90,983,156
                                        ------------  ------------   -----------  ------------  ------------
      Increase (decrease) in net
         assets from operations          132,388,830   107,137,322     8,299,682      (361,174)   65,738,053
                                        ------------  ------------   -----------  ------------  ------------
From capital transactions:
   Net proceeds from units sold            2,034,884     2,222,613        51,509        13,459       168,630
   Cost of units redeemed                (45,347,235)  (44,201,030)   (6,675,808)  (11,454,949)  (25,502,108)
   Net transfers                         (13,363,275)  (11,200,039)      627,947     4,107,699    (7,721,743)
   Contract maintenance charge              (138,096)     (163,423)      (19,032)      (11,063)     (100,708)
                                        ------------  ------------   -----------  ------------  ------------
      Increase (decrease) in net
         assets from capital
         transactions                    (56,813,722)  (53,341,879)   (6,015,384)   (7,344,854)  (33,155,929)
                                        ------------  ------------   -----------  ------------  ------------
Increase (decrease) in net assets         75,575,108    53,795,443     2,284,298    (7,706,028)   32,582,124
Net assets at beginning of period        394,455,264   410,931,178    41,036,878    25,225,866   197,665,581
                                        ------------  ------------   -----------  ------------  ------------
Net assets at end of period             $470,030,372  $464,726,621   $43,321,176  $ 17,519,838  $230,247,705
                                        ============  ============   ===========  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                149,338       175,414         1,486           542         1,319
   Units redeemed                         (3,249,807)   (3,561,844)     (177,004)     (509,785)     (202,181)
   Units transferred                      (1,128,774)   (1,059,260)       13,908       181,686       (71,515)
                                        ------------  ------------   -----------  ------------  ------------
Increase (decrease) in units
   outstanding                            (4,229,243)   (4,445,690)     (161,610)     (327,557)     (272,377)
Beginning units                           32,104,323    35,657,770     1,178,662     1,113,284     1,767,217
                                        ------------  ------------   -----------  ------------  ------------
Ending units                              27,875,080    31,212,080     1,017,052       785,727     1,494,840
                                        ============  ============   ===========  ============  ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                                         U.S.
                                                                                    Government/AAA-
                                        Growth-Income  High-Income  International  Rated Securities     Growth and
                                            Fund        Bond Fund        Fund            Fund        Income Portfolio
                                          (Class 3)     (Class 3)     (Class 3)        (Class 3)         (Class VC)
                                        -------------  -----------  -------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $    615,372   $ 1,252,442   $   148,957     $   320,286       $ (1,074,410)
   Net realized gains (losses)           (21,381,136)   (3,192,427)   (3,346,371)       (122,922)       (13,636,606)
   Change in net unrealized
      appreciation (depreciation) of
      investments                         73,731,210     8,766,036    23,979,088         157,176         46,364,448
                                        ------------   -----------   -----------     -----------       ------------
      Increase (decrease) in net
         assets from operations           52,965,446     6,826,051    20,781,674         354,540         31,653,432
                                        ------------   -----------   -----------     -----------       ------------
From capital transactions:
   Net proceeds from units sold              186,491        33,000        44,422          80,641          7,357,834
   Cost of units redeemed                (27,679,260)   (3,085,811)   (8,302,778)     (5,439,302)       (16,788,755)
   Net transfers                          (5,208,427)    1,788,217    (1,210,201)       (641,100)         4,578,729
   Contract maintenance charge              (110,374)      (10,402)      (26,330)        (13,712)           (61,926)
                                        ------------   -----------   -----------     -----------       ------------
      Increase (decrease) in net
         assets from capital
         transactions                    (32,811,570)   (1,274,996)   (9,494,887)     (6,013,473)        (4,914,118)
                                        ------------   -----------   -----------     -----------       ------------
Increase (decrease) in net assets         20,153,876     5,551,055    11,286,787      (5,658,933)        26,739,314
Net assets at beginning of period        205,009,214    18,134,272    56,701,012      33,001,741        191,962,266
                                        ------------   -----------   -----------     -----------       ------------
Net assets at end of period             $225,163,090   $23,685,327   $67,987,799     $27,342,808       $218,701,580
                                        ============   ===========   ===========     ===========       ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  2,143           563         1,182           2,222            886,965
   Units redeemed                           (306,011)      (51,299)     (209,112)       (151,394)        (1,937,985)
   Units transferred                         (65,512)       33,464       (46,015)        (18,020)           558,013
                                        ------------   -----------   -----------     -----------       ------------
Increase (decrease) in units
   outstanding                              (369,380)      (17,272)     (253,945)       (167,192)          (493,007)
Beginning units                            2,421,334       352,080     1,671,356         920,427         22,178,040
                                        ------------   -----------   -----------     -----------       ------------
Ending units                               2,051,954       334,808     1,417,411         753,235         21,685,033
                                        ============   ===========   ===========     ===========       ============


                                                                                                  BB&T Special
                                        Mid Cap Value   BB&T Capital      BB&T     BB&T Mid Cap  Opportunities
                                          Portfolio    Manager Equity   Large Cap     Growth         Equity
                                          (Class VC)        VIF            VIF          VIF            VIF
                                        -------------  --------------  ----------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $  (321,715)    $  (15,898)   $  (10,536) $   (35,194)   $  (178,394)
   Net realized gains (losses)            (5,714,501)      (985,523)     (802,519)  (1,566,256)      (626,763)
   Change in net unrealized
      appreciation (depreciation) of
      investments                         12,437,912      1,454,157     1,060,357    2,063,263      4,747,096
                                         -----------     ----------    ----------  -----------    -----------
      Increase (decrease) in net
         assets from operations            6,401,696        452,736       247,302      461,813      3,941,939
                                         -----------     ----------    ----------  -----------    -----------
From capital transactions:
   Net proceeds from units sold               82,923          1,298         2,181       14,328        143,293
   Cost of units redeemed                 (3,443,706)      (370,099)     (125,247)    (140,926)      (810,749)
   Net transfers                          (3,923,994)      (284,102)     (220,152)  (1,390,806)     2,269,566
   Contract maintenance charge               (23,028)          (418)         (330)        (438)        (1,552)
                                         -----------     ----------    ----------  -----------    -----------
      Increase (decrease) in net
         assets from capital
         transactions                     (7,307,805)      (653,321)     (343,548)  (1,517,842)     1,600,558
                                         -----------     ----------    ----------  -----------    -----------
Increase (decrease) in net assets           (906,109)      (200,585)      (96,246)  (1,056,029)     5,542,497
Net assets at beginning of period         33,200,982      2,485,457     1,932,960    2,364,860      9,070,268
                                         -----------     ----------    ----------  -----------    -----------
Net assets at end of period              $32,294,873     $2,284,872    $1,836,714  $ 1,308,831    $14,612,765
                                         ===========     ==========    ==========  ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  8,012            174           324        1,929         12,982
   Units redeemed                           (383,596)       (49,611)      (18,140)     (19,812)       (72,943)
   Units transferred                        (443,261)       (37,196)      (32,581)    (175,235)       198,026
                                         -----------     ----------    ----------  -----------    -----------
Increase (decrease) in units
   outstanding                              (818,845)       (86,633)      (50,397)    (193,118)       138,065
Beginning units                            3,725,186        341,013       271,911      344,753        979,881
                                         -----------     ----------    ----------  -----------    -----------
Ending units                               2,906,341        254,380       221,514      151,635      1,117,946
                                         ===========     ==========    ==========  ===========    ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)


                                                                                     MTB Managed
                                         BB&T Total  MTB Large Cap  MTB Large Cap  Allocation Fund
                                        Return Bond     Growth          Value        - Aggressive
                                            VIF         Fund II        Fund II        Growth II
                                        -----------  -------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $   233,800    $    (50)       $   (10)        $    (50)
   Net realized gains (losses)              139,914      (6,839)        (2,774)         (11,814)
   Change in net unrealized
      appreciation (depreciation) of
      investments                           240,374       6,708          2,142            9,453
                                        -----------    --------        -------         --------
      Increase (decrease) in net
         assets from operations             614,088        (181)          (642)          (2,411)
                                        -----------    --------        -------         --------
From capital transactions:
   Net proceeds from units sold              51,449           0              0                0
   Cost of units redeemed                (1,261,480)        (29)          (105)             (32)
   Net transfers                            474,916     (13,941)        (3,019)         (12,173)
   Contract maintenance charge               (1,271)        (13)           (12)             (47)
                                        -----------    --------        -------         --------
      Increase (decrease) in net
         assets from capital
         transactions                      (736,386)    (13,983)        (3,136)         (12,252)
                                        -----------    --------        -------         --------
Increase (decrease) in net assets          (122,298)    (14,164)        (3,778)         (14,663)
Net assets at beginning of period         9,579,684      14,164          3,778           14,663
                                        -----------    --------        -------         --------
Net assets at end of period             $ 9,457,386    $      0        $     0         $      0
                                        ===========    ========        =======         ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                 4,573           0              0                0
   Units redeemed                          (113,558)         (7)           (22)             (15)
   Units transferred                         41,231      (2,235)          (630)          (2,389)
                                        -----------    --------        -------         --------
Increase (decrease) in units
   outstanding                              (67,754)     (2,242)          (652)          (2,404)
Beginning units                             881,670       2,242            652            2,404
                                        -----------    --------        -------         --------
Ending units                                813,916           0              0                0
                                        ===========    ========        =======         ========

                                                                                               Franklin
                                          MTB Managed      MTB Managed                      Templeton VIP
                                        Allocation Fund  Allocation Fund  Franklin Income  Founding Funds
                                         - Conservative     - Moderate    Securities Fund  Allocation Fund
                                           Growth II        Growth II        (Class 2)        (Class 2)
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $   0          $   (10)       $   766,843      $   302,477
   Net realized gains (losses)                  (57)            (418)          (554,771)      (1,732,149)
   Change in net unrealized
      appreciation (depreciation) of
      investments                                46              446          3,912,615        7,636,853
                                              -----          -------        -----------      -----------
      Increase (decrease) in net
         assets from operations                 (11)              18          4,124,687        6,207,181
                                              -----          -------        -----------      -----------
From capital transactions:
   Net proceeds from units sold                   0                0          2,085,914        3,198,600
   Cost of units redeemed                         0               (3)          (628,077)      (1,599,731)
   Net transfers                               (124)          (1,303)         7,933,465        3,105,294
   Contract maintenance charge                  (17)             (15)            (1,687)          (3,315)
                                              -----          -------        -----------      -----------
      Increase (decrease) in net
         assets from capital
         transactions                          (141)          (1,321)         9,389,615        4,700,848
                                              -----          -------        -----------      -----------
Increase (decrease) in net assets              (152)          (1,303)        13,514,302       10,908,029
Net assets at beginning of period               152            1,697          7,131,063       18,615,929
                                              -----          -------        -----------      -----------
Net assets at end of period                   $   0          $   394        $20,645,365      $29,523,958
                                              =====          =======        ===========      ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     0                0            257,003          454,641
   Units redeemed                                (2)              (3)           (76,502)        (221,417)
   Units transferred                            (17)            (187)         1,004,112          434,291
                                              -----          -------        -----------      -----------
Increase (decrease) in units
   outstanding                                  (19)            (190)         1,184,613          667,515
Beginning units                                  19              234          1,013,572        2,814,991
                                              -----          -------        -----------      -----------
Ending units                                      0               44          2,198,185        3,482,506
                                              =====          =======        ===========      ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008

                                            Asset        Capital     Government and                    Natural
                                         Allocation   Appreciation    Quality Bond      Growth        Resources
                                          Portfolio     Portfolio       Portfolio      Portfolio      Portfolio
                                          (Class 1)     (Class 1)       (Class 1)      (Class 1)      (Class 1)
                                        ------------  -------------  --------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $  3,062,752  $  (7,403,807)  $  5,579,105   $  (1,452,625) $  (1,126,843)
   Net realized gains (losses)            29,337,386     81,884,336        249,937       9,262,237     57,834,395
   Change in net unrealized
      appreciation (depreciation) of
      investments                        (85,204,508)  (317,942,326)      (351,671)    (91,689,312)  (147,191,757)
                                        ------------  -------------   ------------   -------------  -------------
      Increase (decrease) in net
          assets from operations         (52,804,370)  (243,461,797)     5,477,371     (83,879,700)   (90,484,205)
                                        ------------  -------------   ------------   -------------  -------------
From capital transactions:
   Net proceeds from units sold            1,162,449      2,552,609      1,739,224         950,570        534,020
   Cost of units redeemed                (36,433,612)   (89,537,564)   (59,964,359)    (32,379,679)   (32,220,428)
   Net transfers                          (4,296,055)   (36,687,205)    41,257,066     (21,462,267)   (18,616,505)
   Contract maintenance charge               (87,141)      (228,950)       (83,896)        (79,409)       (51,735)
                                        ------------  -------------   ------------   -------------  -------------
      Increase (decrease) in net
         assets from capital
         transactions                    (39,654,359)  (123,901,110)   (17,051,965)    (52,970,785)   (50,354,648)
                                        ------------  -------------   ------------   -------------  -------------
Increase (decrease) in net assets        (92,458,729)  (367,362,907)   (11,574,594)   (136,850,485)  (140,838,853)
Net assets at beginning of period        239,833,843    668,182,946    234,675,614     244,036,963    214,948,823
                                        ------------  -------------   ------------   -------------  -------------
Net assets at end of period             $147,375,114  $ 300,820,039   $223,101,020   $ 107,186,478  $  74,109,970
                                        ============  =============   ============   =============  =============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                 47,538         59,942         95,296          32,582          9,883
   Units redeemed                         (1,514,661)    (2,101,432)    (3,339,145)     (1,030,916)      (552,266)
   Units transferred                        (212,041)      (899,663)     2,234,362        (650,832)      (428,791)
                                        ------------  -------------   ------------   -------------  -------------
Increase (decrease) in units
   outstanding                            (1,679,164)    (2,941,153)    (1,009,487)     (1,649,166)      (971,174)
Beginning units                            8,873,343     12,544,886     13,002,662       6,556,944      3,208,730
                                        ------------  -------------   ------------   -------------  -------------
Ending units                               7,194,179      9,603,733     11,993,175       4,907,778      2,237,556
                                        ============  =============   ============   =============  =============

                                            Asset       Capital    Government and                   Natural
                                         Allocation  Appreciation   Quality Bond      Growth       Resources
                                         Portfolio     Portfolio      Portfolio      Portfolio    Portfolio
                                         (Class 2)     (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                        -----------  ------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $   205,834  $ (1,572,631)  $  2,672,189   $   (527,721) $   (297,241)
   Net realized gains (losses)            2,471,547    24,962,631       (846,316)     8,034,384    12,042,059
   Change in net unrealized
      appreciation (depreciation) of
      investments                        (6,881,402)  (74,254,508)       631,953    (32,484,830)  (32,475,097)
                                        -----------  ------------   ------------   ------------  ------------
      Increase (decrease) in net
          assets from operations         (4,204,021)  (50,864,508)     2,457,826    (24,978,167)  (20,730,279)
                                        -----------  ------------   ------------   ------------  ------------
From capital transactions:
   Net proceeds from units sold              84,112       736,998        738,863        410,274       297,000
   Cost of units redeemed                (2,183,664)  (15,727,833)   (20,063,055)    (6,847,864)   (5,605,305)
   Net transfers                           (251,149)   (4,243,879)     7,715,771     (4,790,239)   (1,141,921)
   Contract maintenance charge               (2,586)      (19,993)       (19,664)       (10,232)       (5,986)
                                        -----------  ------------   ------------   ------------  ------------
      Increase (decrease) in net
         assets from capital
         transactions                    (2,353,287)  (19,254,707)   (11,628,085)   (11,238,061)   (6,456,212)
                                        -----------  ------------   ------------   ------------  ------------
Increase (decrease) in net assets        (6,557,308)  (70,119,215)    (9,170,259)   (36,216,228)  (27,186,491)
Net assets at beginning of period        18,679,976   134,461,434    111,935,603     69,224,882    44,896,542
                                        -----------  ------------   ------------   ------------  ------------
Net assets at end of period             $12,122,668  $ 64,342,219   $102,765,344   $ 33,008,654  $ 17,710,051
                                        ===========  ============   ============   ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                 3,337        16,048         40,509         12,620         5,073
   Units redeemed                           (90,495)     (362,792)    (1,113,085)      (222,202)     (102,901)
   Units transferred                        (11,976)     (107,323)       422,606       (139,822)      (37,395)
                                        -----------  ------------   ------------   ------------  ------------
Increase (decrease) in units
   outstanding                              (99,134)     (454,067)      (649,970)      (349,404)     (135,223)
Beginning units                             700,449     2,473,375      6,197,491      1,878,339       677,466
                                        -----------  ------------   ------------   ------------  ------------
Ending units                                601,315     2,019,308      5,547,521      1,528,935       542,243
                                        ===========  ============   ============   ============  ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                            Asset         Capital    Government and                    Natural
                                         Allocation    Appreciation   Quality Bond       Growth       Resources
                                          Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                          (Class 3)     (Class 3)       (Class 3)      (Class 3)      (Class 3)
                                        ------------  -------------  --------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $    301,237  $  (6,642,372)  $ 15,206,251   $  (2,116,607) $  (1,716,112)
   Net realized gains (losses)             3,265,860     86,485,600     (1,577,959)     26,537,129     40,100,838
   Change in net unrealized
      appreciation (depreciation) of
      investments                        (10,733,950)  (292,297,196)       337,135    (114,229,886)  (150,002,198)
                                        ------------  -------------   ------------   -------------  -------------
      Increase (decrease) in net
         assets from operations           (7,166,853)  (212,453,968)    13,965,427     (89,809,364)  (111,617,472)
                                        ------------  -------------   ------------   -------------  -------------
From capital transactions:
   Net proceeds from units sold              730,489     26,875,521     71,194,500      14,478,164     17,551,993
   Cost of units redeemed                 (4,351,534)   (47,740,551)   (85,326,396)    (22,183,152)   (17,267,121)
   Net transfers                            (848,713)     7,811,045     13,807,499       5,941,393     20,300,490
   Contract maintenance charge                (4,351)       (74,965)       (98,973)        (37,284)       (27,597)
                                        ------------  -------------   ------------   -------------  -------------
      Increase (decrease) in net
         assets from capital
         transactions                     (4,474,109)   (13,128,950)      (423,370)     (1,800,879)    20,557,765
                                        ------------  -------------   ------------   -------------  -------------
Increase (decrease) in net assets        (11,640,962)  (225,582,918)    13,542,057     (91,610,243)   (91,059,707)
Net assets at beginning of period         31,765,835    521,705,334    557,013,536     218,730,283    200,622,720
                                        ------------  -------------   ------------   -------------  -------------
Net assets at end of period             $ 20,124,873  $ 296,122,416   $570,555,593   $ 127,120,040  $ 109,563,013
                                        ============  =============   ============   =============  =============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                 37,214        705,153      4,335,149         574,699        350,153
   Units redeemed                           (182,791)    (1,122,755)    (4,792,090)       (745,911)      (318,732)
   Units transferred                         (38,582)       299,944        867,316         372,820        438,165
                                        ------------  -------------   ------------   -------------  -------------
Increase (decrease) in units
   outstanding                              (184,159)      (117,658)       410,375         201,608        469,586
Beginning units                            1,204,679      9,762,727     31,310,811       6,064,625      3,133,647
                                        ------------  -------------   ------------   -------------  -------------
Ending units                               1,020,520      9,645,069     31,721,186       6,266,233      3,603,233
                                        ============  =============   ============   =============  =============

                                         Aggressive      Alliance                   Blue Chip     Capital
                                            Growth       Growth        Balanced       Growth       Growth
                                          Portfolio     Portfolio      Portfolio    Portfolio    Portfolio
                                          (Class 1)     (Class 1)      (Class 1)    (Class 1)    (Class 1)
                                        ------------  -------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $   (476,790) $  (4,214,343) $  1,237,274  $  (137,555) $  (149,758)
   Net realized gains (losses)            (4,338,203)   (23,590,272)   (5,861,551)     115,011      296,367
   Change in net unrealized
      appreciation (depreciation) of
      investments                        (30,473,814)  (126,652,559)  (17,875,562)  (5,465,135)  (5,506,522)
                                        ------------  -------------  ------------  -----------  -----------
      Increase (decrease) in net
         assets from operations          (35,288,807)  (154,457,174)  (22,499,839)  (5,487,679)  (5,359,913)
                                        ------------  -------------  ------------  -----------  -----------
From capital transactions:
   Net proceeds from units sold              353,566      1,606,269       635,550       44,094       15,920
   Cost of units redeemed                 (9,847,053)   (57,071,408)  (16,466,918)  (2,639,889)  (1,981,952)
   Net transfers                          (4,458,827)   (23,013,467)   (4,534,797)  (1,863,694)    (730,885)
   Contract maintenance charge               (38,143)      (215,893)      (54,586)      (5,968)      (4,366)
                                        ------------  -------------  ------------  -----------  -----------
      Increase (decrease) in net
         assets from capital
         transactions                    (13,990,457)   (78,694,499)  (20,420,751)  (4,465,457)  (2,701,283)
                                        ------------  -------------  ------------  -----------  -----------
Increase (decrease) in net assets        (49,279,264)  (233,151,673)  (42,920,590)  (9,953,136)  (8,061,196)
Net assets at beginning of period         76,503,300    423,159,668    94,817,626   16,771,820   13,549,487
                                        ------------  -------------  ------------  -----------  -----------
Net assets at end of period             $ 27,224,036  $ 190,007,995  $ 51,897,036  $ 6,818,684  $ 5,488,291
                                        ============  =============  ============  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                 30,535         53,213        44,981        7,082        2,602
   Units redeemed                           (775,025)    (1,907,839)   (1,119,747)    (434,918)    (277,378)
   Units transferred                        (314,320)      (784,427)     (328,316)    (325,918)     (95,861)
                                        ------------  -------------  ------------  -----------  -----------
Increase (decrease) in units
   outstanding                            (1,058,810)    (2,639,053)   (1,403,082)    (753,754)    (370,637)
Beginning units                            4,460,489     11,463,534     5,601,380    2,329,044    1,483,536
                                        ------------  -------------  ------------  -----------  -----------
Ending units                               3,401,679      8,824,481     4,198,298    1,575,290    1,112,899
                                        ============  =============  ============  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                             Cash        Corporate
                                          Management       Bond       Davis Venture    "Dogs" of Wall   Emerging Markets
                                          Portfolio      Portfolio   Value Portfolio  Street Portfolio      Portfolio
                                          (Class 1)      (Class 1)      (Class 1)         (Class 1)         (Class 1)
                                        -------------  ------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $   3,952,461  $  3,541,201  $      167,991     $    466,825     $    (125,635)
   Net realized gains (losses)             (2,029,771)     (712,374)    149,314,977        3,885,234        36,456,000
   Change in net unrealized
      appreciation (depreciation) of
      investments                          (2,527,838)  (15,468,873)   (531,987,363)     (13,133,282)     (104,867,729)
                                        -------------  ------------  --------------     ------------     -------------
      Increase (decrease) in net
         assets from operations              (605,148)  (12,640,046)   (382,504,395)      (8,781,223)      (68,537,364)
                                        -------------  ------------  --------------     ------------     -------------
From capital transactions:
   Net proceeds from units sold             4,403,353       694,878       3,655,637          240,023           319,908
   Cost of units redeemed                (150,094,551)  (29,945,168)   (154,014,842)      (5,728,889)      (18,283,000)
   Net transfers                          175,669,433     1,851,701     (73,691,132)      (1,802,795)      (20,411,927)
   Contract maintenance charge                (85,623)      (44,963)       (415,376)         (16,768)          (38,493)
                                        -------------  ------------  --------------     ------------     -------------
      Increase (decrease) in net
         assets from capital
         transactions                      29,892,612   (27,443,552)   (224,465,713)      (7,308,429)      (38,413,512)
                                        -------------  ------------  --------------     ------------     -------------
Increase (decrease) in net assets          29,287,464   (40,083,598)   (606,970,108)     (16,089,652)     (106,950,876)
Net assets at beginning of period         157,085,537   145,719,768   1,132,762,035       36,420,354       148,654,454
                                        -------------  ------------  --------------     ------------     -------------
Net assets at end of period             $ 186,373,001  $105,636,170  $  525,791,927     $ 20,330,702     $  41,703,578
                                        =============  ============  ==============     ============     =============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                 320,097        39,284         105,633           20,708            15,488
   Units redeemed                         (10,942,705)   (1,670,745)     (4,588,443)        (507,380)         (892,812)
   Units transferred                       12,796,227        53,194      (2,224,897)        (171,031)       (1,026,718)
                                        -------------  ------------  --------------     ------------     -------------
Increase (decrease) in units
   outstanding                              2,173,619    (1,578,267)     (6,707,707)        (657,703)       (1,904,042)
Beginning units                            11,415,409     7,818,914      28,232,833        2,886,729         5,540,449
                                        -------------  ------------  --------------     ------------     -------------
Ending units                               13,589,028     6,240,647      21,525,126        2,229,026         3,636,407
                                        =============  ============  ==============     ============     =============

                                            Equity                                                          Growth
                                        Opportunities     Fundamental     Global Bond  Global Equities  Opportunities
                                          Portfolio    Growth Portfolio    Portfolio      Portfolio       Portfolio
                                          (Class 1)        (Class 1)       (Class 1)      (Class 1)       (Class 1)
                                        -------------  ----------------  ------------  ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $    (56,785)    $ (1,184,186)   $  1,105,376   $    585,404    $   (224,594)
   Net realized gains (losses)             7,374,232       (5,782,063)      3,012,663      4,010,413         819,300
   Change in net unrealized
      appreciation (depreciation) of
      investments                        (34,154,773)     (35,094,700)     (2,639,597)   (64,659,403)     (7,365,990)
                                        ------------     ------------    ------------   ------------    ------------
      Increase (decrease) in net
         assets from operations          (26,837,326)     (42,060,949)      1,478,442    (60,063,586)     (6,771,284)
                                        ------------     ------------    ------------   ------------    ------------
From capital transactions:
   Net proceeds from units sold              229,362          391,395         615,344        671,973          97,431
   Cost of units redeemed                (12,039,287)     (14,184,794)    (38,172,962)   (20,057,836)     (3,502,039)
   Net transfers                          (5,158,036)      (4,422,274)     29,175,067    (12,517,373)     (1,704,572)
   Contract maintenance charge               (30,191)         (57,686)        (23,882)       (54,837)         (7,201)
                                        ------------     ------------    ------------   ------------    ------------
      Increase (decrease) in net
         assets from capital
         transactions                    (16,998,152)     (18,273,359)     (8,406,433)   (31,958,073)     (5,116,381)
                                        ------------     ------------    ------------   ------------    ------------
Increase (decrease) in net assets        (43,835,478)     (60,334,308)     (6,927,991)   (92,021,659)    (11,887,665)
Net assets at beginning of period         79,309,576      105,460,035      72,916,266    157,423,591      22,236,254
                                        ------------     ------------    ------------   ------------    ------------
Net assets at end of period             $ 35,474,098     $ 45,125,727    $ 65,988,275   $ 65,401,932    $ 10,348,589
                                        ============     ============    ============   ============    ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                 13,440           21,700          30,446         31,948          19,824
   Units redeemed                           (715,734)        (810,655)     (1,950,455)      (958,892)       (630,492)
   Units transferred                        (307,779)        (258,759)      1,426,908       (590,521)       (251,248)
                                        ------------     ------------    ------------   ------------    ------------
Increase (decrease) in units
   outstanding                            (1,010,073)      (1,047,714)       (493,101)    (1,517,465)       (861,916)
Beginning units                            3,858,303        4,922,503       3,725,872      5,972,702       3,277,374
                                        ------------     ------------    ------------   ------------    ------------
Ending units                               2,848,230        3,874,789       3,232,771      4,455,237       2,415,458
                                        ============     ============    ============   ============    ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                                     International  International    Marsico
                                                         High-Yield   Diversified    Growth and       Focused
                                        Growth-Income       Bond       Equities        Income         Growth
                                          Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                          (Class 1)      (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                        -------------  ------------  -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $  (1,293,655) $  8,470,009  $  1,644,506   $   1,415,012  $   (381,861)
   Net realized gains (losses)             27,524,922    (6,307,410)    9,529,346      20,078,277     6,713,021
   Change in net unrealized
      appreciation (depreciation) of
      investments                        (166,948,088)  (36,189,458)  (61,886,454)    (98,158,588)  (23,242,460)
                                        -------------  ------------  ------------   -------------  ------------
      Increase (decrease) in net
         assets from operations          (140,716,821)  (34,026,859)  (50,712,602)    (76,665,299)  (16,911,300)
                                        -------------  ------------  ------------   -------------  ------------
From capital transactions:
   Net proceeds from units sold             2,295,936       788,422       574,560         729,790       162,570
   Cost of units redeemed                 (48,929,482)  (20,617,881)  (20,435,701)    (27,691,837)   (6,701,459)
   Net transfers                          (21,378,890)   (6,929,774)   (4,057,078)    (24,731,055)   (4,878,994)
   Contract maintenance charge               (146,150)      (38,009)      (40,782)        (55,867)      (12,032)
                                        -------------  ------------  ------------   -------------  ------------
      Increase (decrease) in net
         assets from capital
         transactions                     (68,158,586)  (26,797,242)  (23,959,001)    (51,748,969)  (11,429,915)
                                        -------------  ------------  ------------   -------------  ------------
Increase (decrease) in net assets        (208,875,407)  (60,824,101)  (74,671,603)   (128,414,268)  (28,341,215)
Net assets at beginning of period         367,388,712   127,924,639   139,192,910     200,680,648    48,795,490
                                        -------------  ------------  ------------   -------------  ------------
Net assets at end of period             $ 158,513,305  $ 67,100,538  $ 64,521,307   $  72,266,380  $ 20,454,275
                                        =============  ============  ============   =============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  99,715        44,072        39,428          51,962        17,491
   Units redeemed                          (1,844,490)   (1,105,448)   (1,524,667)     (1,775,384)     (604,102)
   Units transferred                         (797,580)     (245,922)     (387,233)     (1,553,844)     (417,773)
                                        -------------  ------------  ------------   -------------  ------------
Increase (decrease) in units
   outstanding                             (2,542,355)   (1,307,298)   (1,872,472)     (3,277,266)   (1,004,384)
Beginning units                            10,811,269     6,081,847     8,416,582      10,137,855     3,577,168
                                        -------------  ------------  ------------   -------------  ------------
Ending units                                8,268,914     4,774,549     6,544,110       6,860,589     2,572,784
                                        =============  ============  ============   =============  ============

                                              MFS
                                         Massachusetts        MFS          Mid-Cap
                                        Investors Trust   Total Return     Growth     Real Estate    Technology
                                           Portfolio       Portfolio      Portfolio    Portfolio     Portfolio
                                           (Class 1)       (Class 1)      (Class 1)    (Class 1)     (Class 1)
                                        ---------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $   (552,816)   $   4,280,459  $   (944,806) $  1,075,044  $   (208,470)
   Net realized gains (losses)                867,039       17,004,151    (5,354,990)    7,139,992    (1,618,240)
   Change in net unrealized
      appreciation (depreciation) of
      investments                         (35,106,802)     (95,869,506)  (26,546,479)  (40,387,159)   (7,971,762)
                                         ------------    -------------  ------------  ------------  ------------
      Increase (decrease) in net
         assets from operations           (34,792,579)     (74,584,896)  (32,846,275)  (32,172,123)   (9,798,472)
                                         ------------    -------------  ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold               487,645        1,559,510       299,124       377,360        68,756
   Cost of units redeemed                 (19,519,945)     (57,763,326)  (13,000,266)  (12,504,052)   (2,013,701)
   Net transfers                           (4,007,861)     (19,854,741)   (2,969,127)   (5,405,511)   (4,251,796)
   Contract maintenance charge                (48,727)        (124,081)      (34,416)      (26,124)       (6,694)
                                         ------------    -------------  ------------  ------------  ------------
      Increase (decrease) in net
         assets from capital
         transactions                     (23,088,888)     (76,182,638)  (15,704,685)  (17,558,327)   (6,203,435)
                                         ------------    -------------  ------------  ------------  ------------
Increase (decrease) in net assets         (57,881,467)    (150,767,534)  (48,550,960)  (49,730,450)  (16,001,907)
Net assets at beginning of period         120,201,972      364,898,447    85,043,221    85,266,112    22,615,569
                                         ------------    -------------  ------------  ------------  ------------
Net assets at end of period              $ 62,320,505    $ 214,130,913  $ 36,492,261  $ 35,535,662  $  6,613,662
                                         ============    =============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  21,618           61,597        31,794        15,855        32,783
   Units redeemed                            (893,170)      (2,267,101)   (1,297,276)     (544,401)     (926,650)
   Units transferred                         (175,312)        (819,428)     (312,116)     (258,222)   (2,181,599)
                                         ------------    -------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                             (1,046,864)      (3,024,932)   (1,577,598)     (786,768)   (3,075,466)
Beginning units                             4,731,631       12,819,292     6,872,375     3,201,604     7,840,652
                                         ------------    -------------  ------------  ------------  ------------
Ending units                                3,684,767        9,794,360     5,294,777     2,414,836     4,765,186
                                         ============    =============  ============  ============  ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                        Telecom Utility  Total Return Bond     Aggressive     Alliance Growth
                                           Portfolio         Portfolio      Growth Portfolio     Portfolio     Balanced Portfolio
                                           (Class 1)         (Class 1)          (Class 2)        (Class 2)          (Class 2)
                                        ---------------  -----------------  ----------------  ---------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $    166,080       $   916,909       $   (82,654)     $   (686,551)      $   209,147
   Net realized gains (losses)                745,899        (1,191,935)          (30,511)        1,394,119            (9,996)
   Change in net unrealized
      appreciation (depreciation) of
      investments                         (14,307,365)        1,773,521        (4,638,660)      (23,258,667)       (4,234,072)
                                         ------------       -----------       -----------      ------------       -----------
      Increase (decrease) in net
         assets from operations           (13,395,386)        1,498,495        (4,751,825)      (22,551,099)       (4,034,921)
                                         ------------       -----------       -----------      ------------       -----------
From capital transactions:
   Net proceeds from units sold                92,895            98,827            48,717           359,250            48,601
   Cost of units redeemed                  (6,463,513)       (9,144,268)       (1,183,483)       (6,188,358)       (2,158,334)
   Net transfers                           (1,411,107)        8,766,315        (1,552,676)       (1,763,062)         (453,364)
   Contract maintenance charge                (13,602)          (16,269)           (1,783)          (11,371)           (3,440)
                                         ------------       -----------       -----------      ------------       -----------
      Increase (decrease) in net
         assets from capital
         transactions                      (7,795,327)         (295,395)       (2,689,225)       (7,603,541)       (2,566,537)
                                         ------------       -----------       -----------      ------------       -----------
Increase (decrease) in net assets         (21,190,713)        1,203,100        (7,441,050)      (30,154,640)       (6,601,458)
Net assets at beginning of period          39,204,694        43,832,167        11,044,347        59,148,406        16,049,705
                                         ------------       -----------       -----------      ------------       -----------
Net assets at end of period              $ 18,013,981       $45,035,267       $ 3,603,297      $ 28,993,766       $ 9,448,247
                                         ============       ===========       ===========      ============       ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   6,012             4,501             3,351            11,438             3,267
   Units redeemed                            (426,979)         (415,616)          (94,875)         (210,168)         (152,928)
   Units transferred                         (130,117)          396,912          (102,964)          (55,878)          (33,441)
                                         ------------       -----------       -----------      ------------       -----------
Increase (decrease) in units
   outstanding                               (551,084)          (14,203)         (194,488)         (254,608)         (183,102)
Beginning units                             2,167,856         1,970,247           649,125         1,605,788           954,994
                                         ------------       -----------       -----------      ------------       -----------
Ending units                                1,616,772         1,956,044           454,637         1,351,180           771,892
                                         ============       ===========       ===========      ============       ===========

                                        Blue Chip Growth  Capital Growth  Cash Management  Corporate Bond   Davis Venture
                                            Portfolio        Portfolio       Portfolio        Portfolio    Value Portfolio
                                            (Class 2)        (Class 2)       (Class 2)        (Class 2)       (Class 2)
                                        ----------------  --------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $   (86,903)     $   (64,964)    $  1,173,456     $  1,105,818    $   (224,914)
   Net realized gains (losses)                192,942          236,292         (383,217)        (358,491)     25,949,471
   Change in net unrealized
      appreciation (depreciation) of
      investments                          (3,237,644)      (2,490,989)      (1,123,330)      (5,094,762)    (88,993,846)
                                          -----------      -----------     ------------     ------------    ------------
      Increase (decrease) in net
         assets from operations            (3,131,605)      (2,319,661)        (333,091)      (4,347,435)    (63,269,289)
                                          -----------      -----------     ------------     ------------    ------------
From capital transactions:
   Net proceeds from units sold                 9,716            6,152        1,329,015          177,132         760,393
   Cost of units redeemed                  (1,168,782)        (611,005)     (47,104,660)      (7,555,446)    (21,506,422)
   Net transfers                             (406,251)        (390,680)      47,513,490         (812,839)    (12,890,486)
   Contract maintenance charge                 (1,786)            (875)         (10,711)          (6,608)        (27,443)
                                          -----------      -----------     ------------     ------------    ------------
      Increase (decrease) in net
         assets from capital
         transactions                      (1,567,103)        (996,408)       1,727,134       (8,197,761)    (33,663,958)
                                          -----------      -----------     ------------     ------------    ------------
Increase (decrease) in net assets          (4,698,708)      (3,316,069)       1,394,043      (12,545,196)    (96,933,247)
Net assets at beginning of period           8,792,084        5,719,187       57,514,246       48,501,854     184,372,113
                                          -----------      -----------     ------------     ------------    ------------
Net assets at end of period               $ 4,093,376      $ 2,403,118     $ 58,908,289     $ 35,956,658    $ 87,438,866
                                          ===========      ===========     ============     ============    ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   1,502              836           97,636            9,719          21,270
   Units redeemed                            (197,638)         (83,910)      (3,468,626)        (425,988)       (648,948)
   Units transferred                          (81,798)         (56,995)       3,497,674          (62,572)       (383,290)
                                          -----------      -----------     ------------     ------------    ------------
Increase (decrease) in units
   outstanding                               (277,934)        (140,069)         126,684         (478,841)     (1,010,968)
Beginning units                             1,243,244          633,367        4,220,513        2,630,945       4,596,592
                                          -----------      -----------     ------------     ------------    ------------
Ending units                                  965,310          493,298        4,347,197        2,152,104       3,585,624
                                          ===========      ===========     ============     ============    ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                                Equity
                                         "Dogs" of Wall   Emerging Markets  Opportunities  Foreign Value     Fundamental
                                        Street Portfolio      Portfolio       Portfolio      Portfolio    Growth Portfolio
                                            (Class 2)         (Class 2)       (Class 2)      (Class 2)        (Class 2)
                                        ----------------  ----------------  -------------  -------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $   152,798       $    (56,590)    $   (29,122)  $    670,566     $   (81,188)
   Net realized gains (losses)              1,552,917          6,385,129       1,723,853      7,201,666         160,110
   Change in net unrealized
      appreciation (depreciation) of
      investments                          (4,937,813)       (20,201,987)     (6,949,331)   (37,114,522)     (2,889,219)
                                          -----------       ------------     -----------   ------------     -----------
      Increase (decrease) in net
         assets from operations            (3,232,098)       (13,873,448)     (5,254,600)   (29,242,290)     (2,810,297)
                                          -----------       ------------     -----------   ------------     -----------
From capital transactions:
   Net proceeds from units sold                92,961            146,291         187,488        448,081          69,304
   Cost of units redeemed                  (1,776,077)        (2,731,876)     (1,913,001)    (6,413,152)       (821,576)
   Net transfers                           (1,263,335)        (6,503,499)       (483,322)    (3,442,678)       (182,159)
   Contract maintenance charge                 (2,556)            (3,188)         (2,579)        (9,457)         (1,341)
                                          -----------       ------------     -----------   ------------     -----------
      Increase (decrease) in net
         assets from capital
         transactions                      (2,949,007)        (9,092,272)     (2,211,414)    (9,417,206)       (935,772)
                                          -----------       ------------     -----------   ------------     -----------
Increase (decrease) in net assets          (6,181,105)       (22,965,720)     (7,466,014)   (38,659,496)     (3,746,069)
Net assets at beginning of period          13,674,579         31,441,510      14,780,533     75,531,447       6,766,692
                                          -----------       ------------     -----------   ------------     -----------
Net assets at end of period               $ 7,493,474       $  8,475,790     $ 7,314,519   $ 36,871,951     $ 3,020,623
                                          ===========       ============     ===========   ============     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   7,871              7,064          10,453         23,617           3,852
   Units redeemed                            (160,515)          (145,305)       (114,813)      (367,145)        (48,287)
   Units transferred                         (110,690)          (298,907)        (27,828)      (196,214)        (11,842)
                                          -----------       ------------     -----------   ------------     -----------
Increase (decrease) in units
   outstanding                               (263,334)          (437,148)       (132,188)      (539,742)        (56,277)
Beginning units                             1,095,283          1,187,756         727,508      3,365,594         318,015
                                          -----------       ------------     -----------   ------------     -----------
Ending units                                  831,949            750,608         595,320      2,825,852         261,738
                                          ===========       ============     ===========   ============     ===========

                                                                          Growth
                                        Global Bond  Global Equities  Opportunities  Growth-Income  High-Yield Bond
                                         Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                         (Class 2)      (Class 2)       (Class 2)      (Class 2)       (Class 2)
                                        -----------  ---------------  -------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $   304,916   $     32,766     $  (101,412)  $   (144,803)   $  1,831,615
   Net realized gains (losses)              603,655      1,507,101         529,411      3,093,830      (1,022,895)
   Change in net unrealized
      appreciation (depreciation) of
      investments                          (512,226)    (8,429,905)     (3,334,052)   (13,772,190)     (8,488,879)
                                        -----------   ------------     -----------   ------------    ------------
      Increase (decrease) in net
         assets from operations             396,345     (6,890,038)     (2,906,053)   (10,823,163)     (7,680,159)
                                        -----------   ------------     -----------   ------------    ------------
From capital transactions:
   Net proceeds from units sold              94,519         60,891          55,929         65,924          67,369
   Cost of units redeemed                (3,497,398)    (2,604,343)       (827,833)    (3,329,943)     (4,203,770)
   Net transfers                          3,365,394     (2,753,287)     (1,259,433)    (2,971,602)     (4,043,919)
   Contract maintenance charge               (3,247)        (2,599)         (1,218)        (5,036)         (3,353)
                                        -----------   ------------     -----------   ------------    ------------
      Increase (decrease) in net
         assets from capital
         transactions                       (40,732)    (5,299,338)     (2,032,555)    (6,240,657)     (8,183,673)
                                        -----------   ------------     -----------   ------------    ------------
Increase (decrease) in net assets           355,613    (12,189,376)     (4,938,608)   (17,063,820)    (15,863,832)
Net assets at beginning of period        18,024,074     19,379,314       9,154,888     28,979,639      30,982,321
                                        -----------   ------------     -----------   ------------    ------------
Net assets at end of period             $18,379,687   $  7,189,938     $ 4,216,280   $ 11,915,819    $ 15,118,489
                                        ===========   ============     ===========   ============    ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                 4,720          2,549           9,191          2,266           3,536
   Units redeemed                          (179,426)      (121,273)       (155,089)      (121,922)       (228,093)
   Units transferred                        157,809       (128,105)       (222,037)      (106,967)       (175,958)
                                        -----------   ------------     -----------   ------------    ------------
Increase (decrease) in units
   outstanding                              (16,897)      (246,829)       (367,935)      (226,623)       (400,515)
Beginning units                             923,705        739,069       1,364,018        848,272       1,491,422
                                        -----------   ------------     -----------   ------------    ------------
Ending units                                906,808        492,240         996,083        621,649       1,090,907
                                        ===========   ============     ===========   ============    ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                                                                      MFS
                                           International      International                      Massachusetts
                                            Diversified        Growth and      Marsico Focused  Investors Trust   MFS Total Return
                                        Equities Portfolio  Income Portfolio  Growth Portfolio     Portfolio          Portfolio
                                             (Class 2)          (Class 2)         (Class 2)        (Class 2)          (Class 2)
                                        ------------------  ----------------  ----------------  ---------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $    677,703       $    194,881      $   (379,633)    $   (140,414)     $  1,187,885
   Net realized gains (losses)                4,071,566          4,514,373         6,554,518        1,302,557         4,835,195
   Change in net unrealized
      appreciation (depreciation) of
      investments                           (26,807,278)       (18,037,143)      (21,731,336)      (8,243,870)      (30,698,846)
                                           ------------       ------------      ------------     ------------      ------------
      Increase (decrease) in net
         assets from operations             (22,058,009)       (13,327,889)      (15,556,451)      (7,081,727)      (24,675,766)
                                           ------------       ------------      ------------     ------------      ------------
From capital transactions:
   Net proceeds from units sold                 244,557            115,536           184,901          182,406           955,040
   Cost of units redeemed                    (5,725,380)        (4,540,780)       (4,524,835)      (3,007,202)      (17,800,027)
   Net transfers                             (1,060,468)        (5,006,808)       (2,192,824)        (501,353)      (10,662,067)
   Contract maintenance charge                   (8,533)            (3,719)           (4,570)          (3,813)          (19,794)
                                           ------------       ------------      ------------     ------------      ------------
      Increase (decrease) in net
         assets from capital
         transactions                        (6,549,824)        (9,435,771)       (6,537,328)      (3,329,962)      (27,526,848)
                                           ------------       ------------      ------------     ------------      ------------
Increase (decrease) in net assets           (28,607,833)       (22,763,660)      (22,093,779)     (10,411,689)      (52,202,614)
Net assets at beginning of period            57,269,092         35,944,347        41,823,533       23,715,821       119,855,497
                                           ------------       ------------      ------------     ------------      ------------
Net assets at end of period                $ 28,661,259       $ 13,180,687      $ 19,729,754     $ 13,304,132      $ 67,652,883
                                           ============       ============      ============     ============      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    16,544              6,925            16,285            8,236            35,678
   Units redeemed                              (439,227)          (285,106)         (414,213)        (138,231)         (704,777)
   Units transferred                           (134,633)          (285,857)         (189,204)         (15,593)         (439,487)
                                           ------------       ------------      ------------     ------------      ------------
Increase (decrease) in units
   outstanding                                 (557,316)          (564,038)         (587,132)        (145,588)       (1,108,586)
Beginning units                               3,499,414          1,818,911         3,098,296          937,193         4,204,979
                                           ------------       ------------      ------------     ------------      ------------
Ending units                                  2,942,098          1,254,873         2,511,164          791,605         3,096,393
                                           ============       ============      ============     ============      ============



                                        Mid-Cap Growth   Real Estate  Small & Mid Cap   Technology  Telecom Utility
                                           Portfolio      Portfolio   Value Portfolio   Portfolio     Portfolio
                                           (Class 2)      (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                        --------------  ------------  ---------------  -----------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $   (459,640)  $    233,839   $   (441,803)   $   (83,600)   $    27,157
   Net realized gains (losses)              1,098,017      1,063,306      2,914,181       (336,301)       228,683
   Change in net unrealized
      appreciation (depreciation) of
      investments                         (16,612,655)   (10,294,789)   (16,679,055)    (3,279,461)    (2,437,591)
                                         ------------   ------------   ------------    -----------    -----------
      Increase (decrease) in net
         assets from operations           (15,974,278)    (8,997,644)   (14,206,677)    (3,699,362)    (2,181,751)
                                         ------------   ------------   ------------    -----------    -----------
From capital transactions:
   Net proceeds from units sold               202,373        106,268        190,441         23,316         55,175
   Cost of units redeemed                  (4,351,531)    (3,311,049)    (5,307,413)    (1,073,377)    (1,023,427)
   Net transfers                           (1,954,255)    (2,329,605)    (2,460,604)      (702,339)       711,290
   Contract maintenance charge                 (6,850)        (3,855)        (6,040)        (1,485)        (1,026)
                                         ------------   ------------   ------------    -----------    -----------
      Increase (decrease) in net
         assets from capital
         transactions                      (6,110,263)    (5,538,241)    (7,583,616)    (1,753,885)      (257,988)
                                         ------------   ------------   ------------    -----------    -----------
Increase (decrease) in net assets         (22,084,541)   (14,535,885)   (21,790,293)    (5,453,247)    (2,439,739)
Net assets at beginning of period          40,461,275     24,726,909     44,841,243      8,221,130      5,342,993
                                         ------------   ------------   ------------    -----------    -----------
Net assets at end of period              $ 18,376,734   $ 10,191,024   $ 23,050,950    $ 2,767,883    $ 2,903,254
                                         ============   ============   ============    ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  18,917          4,590         11,037         10,082          3,449
   Units redeemed                            (436,408)      (150,278)      (329,285)      (502,992)       (68,076)
   Units transferred                         (186,411)       (92,128)      (157,930)      (369,113)        30,197
                                         ------------   ------------   ------------    -----------    -----------
Increase (decrease) in units
   outstanding                               (603,902)      (237,816)      (476,178)      (862,023)       (34,430)
Beginning units                             3,266,960        940,405      2,435,210      2,882,621        299,160
                                         ------------   ------------   ------------    -----------    -----------
Ending units                                2,663,058        702,589      1,959,032      2,020,598        264,730
                                         ============   ============   ============    ===========    ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                                                               American Funds   American Funds
                                        Total Return Bond     Aggressive     Alliance Growth  Asset Allocation   Global Growth
                                            Portfolio      Growth Portfolio     Portfolio      SAST Portfolio   SAST Portfolio
                                            (Class 2)          (Class 3)        (Class 3)         (Class 3)        (Class 3)
                                        -----------------  ----------------  ---------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   226,649       $   (170,336)    $  (2,887,937)    $    (91,039)   $   (218,817)
   Net realized gains (losses)                  71,637           (665,839)        1,801,163         (516,248)         (8,669)
   Change in net unrealized
      appreciation (depreciation) of
      investments                              133,904         (8,740,591)      (91,871,916)     (10,120,319)    (42,364,717)
                                           -----------       ------------     -------------     ------------    ------------
      Increase (decrease) in net
         assets from operations                432,190         (9,576,766)      (92,958,690)     (10,727,606)    (42,592,203)
                                           -----------       ------------     -------------     ------------    ------------
From capital transactions:
   Net proceeds from units sold                 28,241          1,087,555         2,295,242       15,275,236      38,329,761
   Cost of units redeemed                   (1,315,238)        (1,483,834)      (20,103,557)      (1,397,001)     (3,340,200)
   Net transfers                             5,979,243           (711,317)       (8,306,636)       8,202,085      29,100,845
   Contract maintenance charge                  (1,331)            (3,747)          (40,738)          (2,732)         (9,364)
                                           -----------       ------------     -------------     ------------    ------------
      Increase (decrease) in net
         assets from capital
         transactions                        4,690,915         (1,111,343)      (26,155,689)      22,077,588      64,081,042
                                           -----------       ------------     -------------     ------------    ------------
Increase (decrease) in net assets            5,123,105        (10,688,109)     (119,114,379)      11,349,982      21,488,839
Net assets at beginning of period            6,851,081         19,120,314       242,549,984       17,992,072      62,382,919
                                           -----------       ------------     -------------     ------------    ------------
Net assets at end of period                $11,974,186       $  8,432,205     $ 123,435,605     $ 29,342,054    $ 83,871,758
                                           ===========       ============     =============     ============    ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    1,305             72,479            79,069        1,506,501       3,620,651
   Units redeemed                              (60,537)          (115,762)         (695,004)        (150,360)       (359,846)
   Units transferred                           275,116            (11,813)         (213,493)         871,977       3,041,799
                                           -----------       ------------     -------------     ------------    ------------
Increase (decrease) in units
   outstanding                                 215,884            (55,096)         (829,428)       2,228,118       6,302,604
Beginning units                                311,578          1,132,730         6,743,033        1,635,158       5,142,687
                                           -----------       ------------     -------------     ------------    ------------
Ending units                                   527,462          1,077,634         5,913,605        3,863,276      11,445,291
                                           ===========       ============     =============     ============    ============

                                        American Funds  American Funds
                                          Growth SAST    Growth-Income                      Blue Chip Growth  Capital Growth
                                           Portfolio    SAST Portfolio  Balanced Portfolio      Portfolio        Portfolio
                                           (Class 3)       (Class 3)         (Class 3)          (Class 3)        (Class 3)
                                        --------------  --------------  ------------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $ (1,153,570)  $   (722,101)      $    252,586       $  (186,670)     $   (750,089)
   Net realized gains (losses)                 (2,027)      (588,252)          (319,593)           82,228          (853,068)
   Change in net unrealized
      appreciation (depreciation) of
      investments                         (63,774,906)   (53,569,869)        (4,901,376)       (6,232,263)      (26,331,312)
                                         ------------   ------------       ------------       -----------      ------------
      Increase (decrease) in net
         assets from operations           (64,930,503)   (54,880,222)        (4,968,383)       (6,336,705)      (27,934,469)
                                         ------------   ------------       ------------       -----------      ------------
From capital transactions:
   Net proceeds from units sold            44,308,788     46,074,872          1,422,980         1,051,388        13,318,245
   Cost of units redeemed                  (4,985,089)    (4,948,403)        (2,729,007)       (1,401,085)       (2,615,875)
   Net transfers                           41,183,401     40,965,694          1,331,435          (889,235)       21,126,055
   Contract maintenance charge                (13,910)       (12,648)            (3,459)           (2,677)           (6,137)
                                         ------------   ------------       ------------       -----------      ------------
      Increase (decrease) in net
         assets from capital
         transactions                      80,493,190     82,079,515             21,949        (1,241,609)       31,822,288
                                         ------------   ------------       ------------       -----------      ------------
Increase (decrease) in net assets          15,562,687     27,199,293         (4,946,434)       (7,578,314)        3,887,819
Net assets at beginning of period          84,729,982     81,260,540         17,414,478        16,543,909        36,234,272
                                         ------------   ------------       ------------       -----------      ------------
Net assets at end of period              $100,292,669   $108,459,833       $ 12,468,044       $ 8,965,595      $ 40,122,091
                                         ============   ============       ============       ===========      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                               4,271,873      4,772,984            101,372           145,736         1,570,220
   Units redeemed                            (557,162)      (576,169)          (190,323)         (234,615)         (378,802)
   Units transferred                        4,627,670      4,697,620             85,486          (156,989)        2,958,819
                                         ------------   ------------       ------------       -----------      ------------
Increase (decrease) in units
   outstanding                              8,342,381      8,894,435             (3,465)         (245,868)        4,150,237
Beginning units                             7,222,806      7,486,135          1,045,325         2,340,254         4,001,416
                                         ------------   ------------       ------------       -----------      ------------
Ending units                               15,565,187     16,380,570          1,041,860         2,094,386         8,151,653
                                         ============   ============       ============       ===========      ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)


                                        Cash Management  Corporate Bond   Davis Venture     "Dogs" of Wall   Emerging Markets
                                           Portfolio        Portfolio     Value Portfolio  Street Portfolio      Portfolio
                                           (Class 3)        (Class 3)        (Class 3)         (Class 3)         (Class 3)
                                        ---------------  --------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $   6,394,341    $ 10,911,314    $  (1,201,835)     $   201,268      $    (189,341)
   Net realized gains (losses)              (1,878,493)     (7,646,680)      78,510,769        1,350,507         41,379,906
   Change in net unrealized
      appreciation (depreciation) of
      investments                           (6,551,720)    (45,134,895)    (335,195,226)      (6,188,642)      (142,166,051)
                                         -------------    ------------    -------------      -----------      -------------
      Increase (decrease) in net
         assets from operations             (2,035,872)    (41,870,261)    (257,886,292)      (4,636,867)      (100,975,486)
                                         -------------    ------------    -------------      -----------      -------------
From capital transactions:
   Net proceeds from units sold             40,729,395      59,741,406       39,726,798          906,537         21,215,101
   Cost of units redeemed                 (169,326,470)    (42,118,045)     (57,058,339)      (2,695,807)       (11,872,096)
   Net transfers                           269,467,465       1,243,970      (10,025,798)           8,740         16,826,877
   Contract maintenance charge                 (48,345)        (59,334)        (105,113)          (2,900)           (20,041)
                                         -------------    ------------    -------------      -----------      -------------
      Increase (decrease) in net
         assets from capital
         transactions                      140,822,045      18,807,997      (27,462,452)      (1,783,430)        26,149,841
                                         -------------    ------------    -------------      -----------      -------------
Increase (decrease) in net assets          138,786,173     (23,062,264)    (285,348,744)      (6,420,297)       (74,825,645)
Net assets at beginning of period          229,635,212     367,171,144      679,538,448       17,644,260        160,604,624
                                         -------------    ------------    -------------      -----------      -------------
Net assets at end of period              $ 368,421,385    $344,108,880    $ 394,189,704      $11,223,963      $  85,778,979
                                         =============    ============    =============      ===========      =============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                3,133,077       3,595,401        1,429,896           81,289          1,020,121
   Units redeemed                          (12,579,293)     (2,429,033)      (1,776,853)        (251,630)          (623,281)
   Units transferred                        19,966,133        (121,319)         (22,640)           5,702          1,292,762
                                         -------------    ------------    -------------      -----------      -------------
Increase (decrease) in units
   outstanding                              10,519,917       1,045,049         (369,597)        (164,639)         1,689,602
Beginning units                             17,016,940      20,321,908       17,320,915        1,426,345          6,169,271
                                         -------------    ------------    -------------      -----------      -------------

Ending units                                27,536,857      21,366,957       16,951,318        1,261,706          7,858,873
                                         =============    ============    =============      ===========      =============

                                           Equity
                                        Opportunities   Foreign Value     Fundamental    Global Bond   Global Equities
                                          Portfolio       Portfolio    Growth Portfolio   Portfolio       Portfolio
                                          (Class 3)       (Class 3)        (Class 3)      (Class 3)       (Class 3)
                                        --------------  -------------  ----------------  ------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $   (198,158)  $   4,148,618    $ (1,212,298)   $  1,903,284   $     68,663
   Net realized gains (losses)              5,550,185      38,163,674      (1,042,729)      2,976,669      1,130,306
   Change in net unrealized
      appreciation (depreciation) of
      investments                         (26,545,553)   (224,650,111)    (42,558,760)     (2,934,897)   (15,850,232)
                                         ------------   -------------    ------------    ------------   ------------
      Increase (decrease) in net
         assets from operations           (21,193,526)   (182,337,819)    (44,813,787)      1,945,056    (14,651,263)
                                         ------------   -------------    ------------    ------------   ------------
From capital transactions:
   Net proceeds from units sold               944,135      34,806,817      22,484,015      20,129,349      2,811,446
   Cost of units redeemed                  (7,106,973)    (45,719,982)     (4,397,169)    (13,550,194)    (3,449,564)
   Net transfers                           (1,419,852)        108,425      35,025,622      24,657,550     (2,520,640)
   Contract maintenance charge                 (7,926)        (72,909)         (9,725)        (13,207)        (3,707)
                                         ------------   -------------    ------------    ------------   ------------
      Increase (decrease) in net
         assets from capital
         transactions                      (7,590,616)    (10,877,649)     53,102,743      31,223,498     (3,162,465)
                                         ------------   -------------    ------------    ------------   ------------
Increase (decrease) in net assets         (28,784,142)   (193,215,468)      8,288,956      33,168,554    (17,813,728)
Net assets at beginning of period          59,257,669     443,691,315      57,223,390      78,731,321     35,551,355
                                         ------------   -------------    ------------    ------------   ------------
Net assets at end of period              $ 30,473,527   $ 250,475,847    $ 65,512,346    $111,899,875   $ 17,737,627
                                         ============   =============    ============    ============   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  54,399       2,030,337       1,306,284       1,108,970        147,400
   Units redeemed                            (431,111)     (2,603,311)       (282,784)       (705,553)      (167,521)
   Units transferred                          (57,477)        218,875       2,229,471       1,199,509        (97,174)
                                         ------------   -------------    ------------    ------------   ------------
Increase (decrease) in units
   outstanding                               (434,189)       (354,099)      3,252,971       1,602,926       (117,295)
Beginning units                             2,944,793      19,952,046       2,780,518       4,114,757      1,384,670
                                         ------------   -------------    ------------    ------------   ------------

Ending units                                2,510,604      19,597,947       6,033,489       5,717,683      1,267,375
                                         ============   =============    ============    ============   ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                                                       International   International
                                           Growth                        High-Yield     Diversified      Growth and
                                        Opportunities   Growth-Income       Bond          Equities         Income
                                          Portfolio       Portfolio       Portfolio      Portfolio       Portfolio
                                          (Class 3)       (Class 3)       (Class 3)      (Class 3)       (Class 3)
                                        -------------   -------------   ------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $   (683,524)   $   (163,556)   $  5,866,115   $   4,235,693   $   2,927,873
   Net realized gains (losses)               407,380       2,458,078      (4,170,057)     12,573,356      21,950,412
   Change in net unrealized
      appreciation (depreciation) of
      investments                        (20,351,911)    (12,377,762)    (25,852,705)   (153,238,366)   (154,104,025)
                                        ------------    ------------    ------------   -------------   -------------
      Increase (decrease) in net
         assets from operations          (20,628,055)    (10,083,240)    (24,156,647)   (136,429,317)   (129,225,740)
                                        ------------    ------------    ------------   -------------   -------------
From capital transactions:
   Net proceeds from units sold           13,584,796       1,332,702       6,169,731      22,360,352      49,264,006
   Cost of units redeemed                 (3,137,892)     (2,303,007)     (9,332,708)    (30,630,588)    (16,086,374)
   Net transfers                           3,695,083      (2,484,543)     (2,538,159)     11,548,839      46,119,712
   Contract maintenance charge                (6,707)         (3,506)        (10,267)        (55,216)        (30,565)
                                        ------------    ------------    ------------   -------------   -------------
      Increase (decrease) in net
         assets from capital
         transactions                     14,135,280      (3,458,354)     (5,711,403)      3,223,387      79,266,779
                                        ------------    ------------    ------------   -------------   -------------
Increase (decrease) in net assets         (6,492,775)    (13,541,594)    (29,868,050)   (133,205,930)    (49,958,961)
Net assets at beginning of period         47,992,334      25,653,329      82,455,078     324,999,091     224,074,458
                                        ------------    ------------    ------------   -------------   -------------
Net assets at end of period             $ 41,499,559    $ 12,111,735    $ 52,587,028   $ 191,793,161   $ 174,115,497
                                        ============    ============    ============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                              2,282,523          63,987         349,137       1,600,419       3,173,870
   Units redeemed                           (593,496)        (86,902)       (504,313)     (2,385,296)     (1,086,236)
   Units transferred                         839,836         (77,700)         39,041         773,318       3,654,302
                                        ------------    ------------    ------------   -------------   -------------
Increase (decrease) in units
   outstanding                             2,528,863        (100,615)       (116,135)        (11,559)      5,741,936
Beginning units                            7,169,085         764,969       4,009,189      20,035,958      11,611,168
                                        ------------    ------------    ------------   -------------   -------------
Ending units                               9,697,948         664,354       3,893,054      20,024,399      17,353,104
                                        ============    ============    ============   =============   =============

                                                           MFS
                                           Marsico     Massachusetts        MFS
                                           Focused       Investors         Total         Mid-Cap
                                           Growth          Trust           Return        Growth        Real Estate
                                          Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                          (Class 3)      (Class 3)       (Class 3)      (Class 3)       (Class 3)
                                        ------------   -------------   -------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $   (522,655)  $   (358,873)   $   3,348,115   $ (1,152,610)  $  2,125,141
   Net realized gains (losses)             6,297,212      1,402,263        5,548,519        815,349      9,595,533
   Change in net unrealized
      appreciation (depreciation) of
      investments                        (25,380,969)   (23,268,007)     (80,093,225)   (39,029,893)   (81,482,006)
                                        ------------   ------------    -------------   ------------   ------------
      Increase (decrease) in net
         assets from operations          (19,606,412)   (22,224,617)     (71,196,591)   (39,367,154)   (69,761,332)
                                        ------------   ------------    -------------   ------------   ------------
From capital transactions:
   Net proceeds from units sold            3,014,852     19,775,706        9,374,843      6,047,272     26,847,057
   Cost of units redeemed                 (3,132,847)    (6,882,192)     (34,533,220)    (9,130,812)   (10,891,881)
   Net transfers                          (1,442,972)     10,352,893     (28,966,508)      1,153,970    20,416,366
   Contract maintenance charge                (5,092)        (8,725)         (48,610)       (15,361)       (21,801)
                                        ------------   ------------    -------------   ------------   ------------
      Increase (decrease) in net
         assets from capital
         transactions                    (1,566,059)     23,237,682      (54,173,495)    (1,944,931)    36,349,741
                                        ------------   ------------    -------------   ------------   ------------
Increase (decrease) in net assets        (21,172,471)     1,013,065     (125,370,086)   (41,312,085)   (33,411,591)
Net assets at beginning of period         46,728,274     53,356,709      326,148,107     90,444,749    136,407,759
                                        ------------   ------------    -------------   ------------   ------------
Net assets at end of period             $ 25,555,803   $ 54,369,774    $ 200,778,021   $ 49,132,664   $102,996,168
                                        ============   ============    =============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                262,269      1,000,517          430,849        549,399      1,355,959
   Units redeemed                           (301,926)      (323,816)      (1,394,362)      (929,265)      (507,552)
   Units transferred                        (159,228)       608,271       (1,212,710)       208,370      1,525,378
                                        ------------   ------------    -------------   ------------   ------------
Increase (decrease) in units
   outstanding                              (198,885)     1,284,972       (2,176,223)      (171,496)     2,373,785
Beginning units                            3,487,654      2,125,436       11,567,461      7,347,399      5,359,753
                                        ------------   ------------    -------------   ------------   ------------
Ending units                               3,288,769      3,410,408        9,391,238      7,175,903      7,733,538
                                        ============   ============    =============   ============   ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                                                             Telecom        Total
                                        Small & Mid Cap    Small Company     Technology      Utility     Return Bond
                                        Value Portfolio   Value Portfolio     Portfolio     Portfolio     Portfolio
                                           (Class 3)         (Class 3)        (Class 3)     (Class 3)     (Class 3)
                                        ---------------   ---------------   ------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $  (3,938,967)    $   (964,596)    $   (287,036)  $    75,405   $ 1,679,591
   Net realized gains (losses)              19,623,167       (1,308,976)        (741,843)     (582,278)       25,730
   Change in net unrealized
      appreciation (depreciation) of
      investments                         (138,394,079)     (27,571,098)     (11,120,018)   (3,496,900)    2,172,334
                                         -------------     ------------     ------------   -----------   -----------
      Increase (decrease) in net
         assets from operations           (122,709,879)     (29,844,670)     (12,148,897)   (4,003,773)    3,877,655
                                         -------------     ------------     ------------   -----------   -----------
From capital transactions:
   Net proceeds from units sold             47,675,872       19,418,939        1,305,642     2,092,857    42,899,686
   Cost of units redeemed                  (32,401,702)      (3,959,515)      (2,160,058)     (492,792)   (2,842,941)
   Net transfers                            23,292,769       13,426,235        2,019,462     2,284,852    33,262,951
   Contract maintenance charge                 (53,134)         (10,070)          (3,606)       (1,194)       (1,335)
                                         -------------     ------------     ------------   -----------   -----------
      Increase (decrease) in net
         assets from capital
         transactions                       38,513,805       28,875,589        1,161,440     3,883,723    73,318,361
                                         -------------     ------------     ------------   -----------   -----------
Increase (decrease) in net assets          (84,196,074)        (969,081)     (10,987,457)     (120,050)   77,196,016
Net assets at beginning of period          311,186,779       64,473,065       22,360,904     6,686,022     3,467,341
                                         -------------     ------------     ------------   -----------   -----------
Net assets at end of period              $ 226,990,705     $ 63,503,984     $ 11,373,447   $ 6,565,972   $80,663,357
                                         =============     ============     ============   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                3,020,487        2,216,060          521,754       134,506     2,217,191
   Units redeemed                           (2,039,643)        (502,231)      (1,077,868)      (37,795)     (136,697)
   Units transferred                         1,795,650        1,831,837        1,005,390       135,913     1,674,125
                                         -------------     ------------     ------------   -----------   -----------
Increase (decrease) in units
   outstanding                               2,776,494        3,545,666          449,276       232,624     3,754,619
Beginning units                             17,135,184        6,940,031        7,848,598       377,107       165,673
                                         -------------     ------------     ------------   -----------   -----------
Ending units                                19,911,678       10,485,697        8,297,874       609,731     3,920,292
                                         =============     ============     ============   ===========   ===========

                                           Capital                       Growth and     Diversified       Equity
                                           Growth         Comstock        Income       International      Income
                                          Portfolio      Portfolio       Portfolio        Account         Account
                                         (Class II)      (Class II)      (Class II)      (Class 1)       (Class 1)
                                        ------------   -------------   -------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $   (282,648)  $   1,788,931   $   1,008,715    $    16,104    $    498,829
   Net realized gains (losses)               363,907       6,916,660      12,453,969        117,497       2,935,637
   Change in net unrealized
      appreciation (depreciation) of
      investments                        (12,650,261)   (123,763,344)   (195,200,272)    (2,598,161)    (21,705,029)
                                        ------------   -------------   -------------    -----------    ------------
      Increase (decrease) in net
         assets from operations          (12,569,002)   (115,057,753)   (181,737,588)    (2,464,560)    (18,270,563)
                                        ------------   -------------   -------------    -----------    ------------
From capital transactions:
   Net proceeds from units sold              446,669      23,195,327      54,700,004         35,399          66,981
   Cost of units redeemed                 (3,149,282)    (40,493,660)    (57,859,361)      (651,923)     (7,945,305)
   Net transfers                          (1,137,924)     (6,000,526)      7,049,135       (336,717)     (7,453,163)
   Contract maintenance charge                (6,077)        (79,010)       (109,526)          (545)         (8,778)
                                        ------------   -------------   -------------    -----------    ------------
      Increase (decrease) in net
         assets from capital
         transactions                     (3,846,614)    (23,377,869)      3,780,252       (953,786)    (15,340,265)
                                        ------------   -------------   -------------    -----------    ------------
Increase (decrease) in net assets        (16,415,616)   (138,435,622)   (177,957,336)    (3,418,346)    (33,610,828)
Net assets at beginning of period         28,034,658     331,165,533     537,318,833      5,628,012      61,774,881
                                        ------------   -------------   -------------    -----------    ------------
Net assets at end of period             $ 11,619,042   $ 192,729,911   $ 359,361,497    $ 2,209,666    $ 28,164,053
                                        ============   =============   =============    ===========    ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                 46,165       2,091,469       4,189,049          6,004           7,048
   Units redeemed                           (353,753)     (3,593,483)     (4,460,688)      (104,778)       (883,232)
   Units transferred                        (125,347)       (334,004)        631,680        (64,792)       (824,676)
                                        ------------   -------------   -------------    -----------    ------------
Increase (decrease) in units
   outstanding                              (432,935)     (1,836,018)        360,041       (163,566)     (1,700,860)
Beginning units                            2,506,101      24,395,107      34,758,550        629,741       5,671,344
                                        ------------   -------------   -------------    -----------    ------------
Ending units                               2,073,166      22,559,089      35,118,591        466,175       3,970,484
                                        ============   =============   =============    ===========    ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)


                                                        LargeCap Blend  LargeCap Growth  MidCap Blend  Money Market
                                        Income Account    Account II        Account         Account       Account
                                           (Class 1)       (Class 1)       (Class 1)       (Class 1)     (Class 1)
                                        --------------  --------------  ---------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $    945,663    $    (5,011)     $   (13,671)    $    12,119  $    81,219
   Net realized gains (losses)              (581,377)      2,071,535          103,794         826,276            0
   Change in net unrealized
      appreciation (depreciation) of
      investments                         (1,155,930)     (5,104,834)        (822,052)     (2,443,616)           0
                                         ------------    -----------      -----------     -----------  -----------
      Increase (decrease) in net
         assets from operations             (791,644)     (3,038,310)        (731,929)     (1,605,221)      81,219
                                         ------------    -----------      -----------     -----------  -----------
From capital transactions:
   Net proceeds from units sold               46,667          30,545           24,647          30,550        3,497
   Cost of units redeemed                 (2,385,513)       (883,891)        (365,600)       (686,530)  (7,145,742)
   Net transfers                          (1,831,713)       (941,283)        (132,458)       (643,521)  16,485,343
   Contract maintenance charge                (2,415)         (1,633)            (548)           (883)      (2,770)
                                         ------------    -----------      -----------     -----------  -----------
      Increase (decrease) in net
         assets from capital
         transactions                     (4,172,974)     (1,796,262)        (473,959)     (1,300,384)   9,340,328
                                         ------------    -----------      -----------     -----------  -----------
Increase (decrease) in net assets         (4,964,618)     (4,834,572)      (1,205,888)     (2,905,605)   9,421,547
Net assets at beginning of period         16,563,551       8,977,720        1,930,855       6,145,928    4,361,036
                                         ------------    -----------      -----------     -----------  -----------
Net assets at end of period              $11,598,933     $ 4,143,148      $   724,967     $ 3,240,323  $13,782,583
                                         ============    ===========      ===========     ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  6,152           6,819            3,985           4,752          565
   Units redeemed                           (321,407)       (161,818)         (53,997)        (79,448)  (1,154,427)
   Units transferred                        (260,233)       (168,353)         (22,513)        (76,131)   2,662,995
                                         ------------    -----------      -----------     -----------  -----------
Increase (decrease) in units
   outstanding                              (575,488)       (323,352)         (72,525)       (150,827)   1,509,133
Beginning units                            2,184,680       1,226,426          220,373         627,552      709,149
                                         ------------    -----------      -----------     -----------  -----------
Ending units                              1,609,192         903,074          147,848         476,725    2,218,282
                                         ============    ===========      ===========     ===========  ===========

                                                            Principal Capital                                            SAM
                                             Mortgage          Appreciation        Real Estate     SAM Balanced     Conservative
                                        Securities Account       Account       Securities Account    Portfolio   Balanced Portfolio
                                             (Class 1)          (Class 1)           (Class 1)        (Class 1)        (Class 1)
                                        ------------------  -----------------  ------------------  ------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   444,512        $    (72,729)        $    9,629      $  4,085,995     $   374,964
   Net realized gains (losses)                (178,295)          2,799,206           (149,875)       19,391,289         891,466
   Change in net unrealized
      appreciation (depreciation) of
      investments                              (10,258)        (12,308,353)          (237,849)      (67,841,688)     (4,464,489)
                                           -----------        ------------         ----------      ------------     -----------
      Increase (decrease) in net
         assets from operations                255,959          (9,581,876)          (378,095)      (44,364,404)     (3,198,059)
                                           -----------        ------------         ----------      ------------     -----------
From capital transactions:
   Net proceeds from units sold                  8,982              55,772                  0           887,846          10,739
   Cost of units redeemed                   (2,612,804)         (3,560,813)          (100,165)      (22,853,648)     (4,691,251)
   Net transfers                                42,322          (2,636,827)          (185,529)      (15,934,532)        323,194
   Contract maintenance charge                  (2,732)             (5,149)              (245)          (29,563)         (2,311)
                                           -----------        ------------         ----------      ------------     -----------
      Increase (decrease) in net
         assets from capital
         transactions                       (2,564,232)         (6,147,017)          (285,939)      (37,929,897)     (4,359,629)
                                           -----------        ------------         ----------      ------------     -----------
Increase (decrease) in net assets           (2,308,273)        (15,728,893)          (664,034)      (82,294,301)     (7,557,688)
Net assets at beginning of period            9,413,525          31,761,327          1,320,025       180,098,979      17,067,252
                                           -----------        ------------         ----------      ------------     -----------
Net assets at end of period                $ 7,105,252        $ 16,032,434         $  655,991      $ 97,804,678     $ 9,509,564
                                           ===========        ============         ==========      ============     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    1,227               4,575                  0            92,534           1,450
   Units redeemed                             (364,954)           (312,229)            (6,457)       (2,447,266)       (698,326)
   Units transferred                             5,547            (237,584)           (12,674)       (1,859,964)         31,512
                                           -----------        ------------         ----------      ------------     -----------
Increase (decrease) in units
   outstanding                                (358,180)           (545,238)           (19,131)       (4,214,696)       (665,364)
Beginning units                              1,339,113           2,356,937             76,782        16,625,660       2,217,123
                                           -----------        ------------         ----------      ------------     -----------
Ending units                                   980,933           1,811,699             57,651        12,410,964       1,551,759
                                           ===========        ============         ==========      ============     ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                               SAM
                                          Conservative      SAM Flexible      SAM Strategic     Short-Term    SmallCap Growth
                                        Growth Portfolio  Income Portfolio  Growth Portfolio  Income Account     Account II
                                            (Class 1)         (Class 1)         (Class 1)        (Class 1)       (Class 1)
                                        ----------------  ----------------  ----------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $  1,496,699      $  1,629,194      $    446,637      $   53,175      $   (16,834)
   Net realized gains (losses)               8,310,997         1,266,884         3,351,886         (56,570)           8,023
   Change in net unrealized
      appreciation (depreciation) of
      investments                          (32,863,665)       (7,571,238)      (12,186,898)        (57,648)        (551,009)
                                          ------------      ------------      ------------      ----------      -----------
      Increase (decrease) in net
         assets from operations            (23,055,969)       (4,675,160)       (8,388,375)        (61,043)        (559,820)
                                          ------------      ------------      ------------      ----------      -----------
From capital transactions:
   Net proceeds from units sold                255,902           115,898            51,209          10,201           23,173
   Cost of units redeemed                   (8,707,857)       (6,807,800)       (2,266,143)       (698,547)        (328,861)
   Net transfers                           (10,748,647)          454,603        (1,817,456)        386,431         (224,732)
   Contract maintenance charge                 (13,984)           (6,228)           (5,349)           (753)            (361)
                                          ------------      ------------      ------------      ----------      -----------
      Increase (decrease) in net
         assets from capital
         transactions                      (19,214,586)       (6,243,527)       (4,037,739)       (302,668)        (530,781)
                                          ------------      ------------      ------------      ----------      -----------
Increase (decrease) in net assets          (42,270,555)      (10,918,687)      (12,426,114)       (363,711)      (1,090,601)
Net assets at beginning of period           78,329,330        31,624,757        24,091,224       3,299,420        1,683,650
                                          ------------      ------------      ------------      ----------      -----------
Net assets at end of period               $ 36,058,775      $ 20,706,070      $ 11,665,110      $2,935,709      $   593,049
                                          ============      ============      ============      ==========      ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   22,866            13,558             4,509           1,476            5,853
   Units redeemed                             (917,674)         (870,977)         (221,918)       (100,657)         (60,511)
   Units transferred                        (1,137,862)           15,850          (186,637)         55,470          (38,240)
                                          ------------      ------------      ------------      ----------      -----------
Increase (decrease) in units
   outstanding                              (2,032,670)         (841,569)         (404,046)        (43,711)         (92,898)
Beginning units                              6,750,665         3,665,557         1,880,387         482,012          237,191
                                          ------------      ------------      ------------      ----------      -----------
Ending units                                 4,717,995         2,823,988         1,476,341         438,301          144,293
                                          ============      ============      ============      ==========      ===========

                                                         Diversified
                                        SmallCap Value  International  Equity Income                  LargeCap Blend
                                           Account I       Account        Account     Income Account    Account II
                                           (Class 1)      (Class 2)      (Class 2)       (Class 2)       (Class 2)
                                        --------------  -------------  -------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $  (1,133)     $     2,237   $    294,560    $   606,645     $    (5,501)
   Net realized gains (losses)              (29,408)        (577,915)     1,145,811       (537,559)        224,689
   Change in net unrealized
      appreciation (depreciation) of
      investments                           (69,657)      (1,523,020)   (17,454,515)      (620,630)       (845,785)
                                          ---------      -----------   ------------    -----------     -----------
      Increase (decrease) in net
         assets from operations            (100,198)      (2,098,698)   (16,014,144)      (551,544)       (626,597)
                                          ---------      -----------   ------------    -----------     -----------
From capital transactions:
   Net proceeds from units sold                   0                0        223,703              0               0
   Cost of units redeemed                   (21,126)        (756,093)    (9,147,871)    (3,297,939)       (724,426)
   Net transfers                             18,279       (2,234,313)    (6,891,298)    (1,373,889)       (344,729)
   Contract maintenance charge                  (95)            (578)        (9,623)        (3,312)           (701)
                                          ---------      -----------   ------------    -----------     -----------
      Increase (decrease) in net
         assets from capital
         transactions                        (2,942)      (2,990,984)   (15,825,089)    (4,675,140)     (1,069,856)
                                          ---------      -----------   ------------    -----------     -----------
Increase (decrease) in net assets          (103,140)      (5,089,682)   (31,839,233)    (5,226,684)     (1,696,453)
Net assets at beginning of period           314,434        6,457,706     54,513,329     12,685,604       2,377,024
                                          ---------      -----------   ------------    -----------     -----------
Net assets at end of period               $ 211,294      $ 1,368,024   $ 22,674,096    $ 7,458,920     $   680,571
                                          =========      ===========   ============    ===========     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     0                0         22,082              0               0
   Units redeemed                            (2,429)        (111,909)    (1,053,338)      (454,010)       (117,232)
   Units transferred                          2,490         (329,658)      (807,224)      (192,363)        (63,086)
                                          ---------      -----------   ------------    -----------     -----------
Increase (decrease) in units
   outstanding                                   61         (441,567)    (1,838,480)      (646,373)       (180,318)
Beginning units                              31,791          737,486      5,151,304      1,705,116         332,804
                                          ---------      -----------   ------------    -----------     -----------
Ending units                                 31,852          295,919      3,312,824      1,058,743         152,486
                                          =========      ===========   ============    ===========     ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                                                    Principal
                                                                                       Mortgage      Capital
                                        LargeCap Growth  MidCap Blend  Money Market   Securities  Appreciation
                                            Account         Account       Account      Account       Account
                                           (Class 2)       (Class 2)     (Class 2)    (Class 2)     (Class 2)
                                        ---------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $ (10,057)    $    (2,337)  $     54,682  $   121,313  $   (57,743)
   Net realized gains (losses)                38,206           9,100              0      (70,251)   1,014,996
   Change in net unrealized
      appreciation (depreciation) of
      investments                           (404,092)       (467,583)             0       18,965   (4,109,067)
                                           ---------     -----------   ------------  -----------  -----------
      Increase (decrease) in net
         assets from operations             (375,943)       (460,820)        54,682       70,027   (3,151,814)
                                           ---------     -----------   ------------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                1,954               0         26,937            0        6,350
   Cost of units redeemed                   (222,499)       (527,295)   (20,817,661)  (1,427,513)  (2,097,774)
   Net transfers                             (31,899)       (542,598)    30,602,670      124,632   (1,914,073)
   Contract maintenance charge                  (258)           (601)        (3,668)      (2,244)      (2,385)
                                           ---------     -----------   ------------  -----------  -----------
      Increase (decrease) in net
         assets from capital
         transactions                       (252,702)     (1,070,494)     9,808,278   (1,305,125)  (4,007,882)
                                           ---------     -----------   ------------  -----------  -----------
Increase (decrease) in net assets           (628,645)     (1,531,314)     9,862,960   (1,235,098)  (7,159,696)
Net assets at beginning of period            994,535       2,325,422      4,437,007    3,301,862   11,693,715
                                           ---------     -----------   ------------  -----------  -----------
Net assets at end of period                $ 365,890     $   794,108   $ 14,299,967  $ 2,066,764  $ 4,534,019
                                           =========     ===========   ============  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    413               0          4,456            0          530
   Units redeemed                            (32,528)        (63,308)    (3,453,244)    (206,795)    (187,340)
   Units transferred                          (7,424)        (60,096)     5,075,189       17,967     (176,768)
                                           ---------     -----------   ------------  -----------  -----------
Increase (decrease) in units
   outstanding                               (39,539)       (123,404)     1,626,401     (188,828)    (363,578)
Beginning units                              115,826         243,804        741,511      482,789      892,878
                                           ---------     -----------   ------------  -----------  -----------
Ending units                                  76,287         120,400      2,367,912      293,961      529,300
                                           =========     ===========   ============  ===========  ===========


                                                                                  SAM                SAM
                                            Real Estate     SAM Balanced     Conservative       Conservative      SAM Flexible
                                        Securities Account    Portfolio   Balanced Portfolio  Growth Portfolio  Income Portfolio
                                             (Class 2)        (Class 2)        (Class 2)          (Class 2)         (Class 2)
                                        ------------------  ------------  ------------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)             $    6,485      $  2,673,465     $   335,611        $  1,129,354      $  1,762,739
   Net realized gains (losses)                (311,125)       15,631,643         682,790           6,325,692           463,672
   Change in net unrealized
      appreciation (depreciation) of
      investments                               (6,113)      (50,850,570)     (4,365,794)        (27,707,522)       (7,393,472)
                                            ----------      ------------     -----------        ------------      ------------
      Increase (decrease) in net
         assets from operations               (310,753)      (32,545,462)     (3,347,393)        (20,252,476)       (5,167,061)
                                            ----------      ------------     -----------        ------------      ------------
From capital transactions:
   Net proceeds from units sold                      0         1,526,217               0             646,723           352,222
   Cost of units redeemed                     (396,276)      (32,274,955)     (5,928,818)        (13,232,273)      (17,175,766)
   Net transfers                              (124,652)      (13,060,729)       (209,103)         (4,016,543)       (2,936,274)
   Contract maintenance charge                    (431)          (27,136)         (4,177)            (13,196)          (11,880)
                                            ----------      ------------     -----------        ------------      ------------
      Increase (decrease) in net
         assets from capital
         transactions                         (521,359)      (43,836,603)     (6,142,098)        (16,615,289)      (19,771,698)
                                            ----------      ------------     -----------        ------------      ------------
Increase (decrease) in net assets             (832,112)      (76,382,065)     (9,489,491)        (36,867,765)      (24,938,759)
Net assets at beginning of period            1,379,040       145,477,816      19,251,280          68,797,689        44,239,577
                                            ----------      ------------     -----------        ------------      ------------
Net assets at end of period                 $  546,928      $ 69,095,751     $ 9,761,789        $ 31,929,924      $ 19,300,818
                                            ==========      ============     ===========        ============      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        0           155,928               0              62,006            42,918
   Units redeemed                              (23,663)       (3,404,368)       (872,261)         (1,385,070)       (2,169,612)
   Units transferred                            (8,404)       (1,465,819)        (62,045)           (454,235)         (399,405)
                                            ----------      ------------     -----------        ------------      ------------
Increase (decrease) in units
   outstanding                                 (32,067)       (4,714,259)       (934,306)         (1,777,299)       (2,526,099)
Beginning units                                 80,463        13,691,041       2,523,507           6,063,870         5,221,520
                                            ----------      ------------     -----------        ------------      ------------
Ending units                                    48,396         8,976,782       1,589,201           4,286,571         2,695,421
                                            ==========      ============     ===========        ============      ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)


                                                                                                            Columbia Asset
                                          SAM Strategic     Short-Term    SmallCap Growth  SmallCap Value  Allocation Fund,
                                        Growth Portfolio  Income Account     Account II       Account I     Variable Series
                                            (Class 2)        (Class 2)       (Class 2)        (Class 2)        (Class A)
                                        ----------------  --------------  ---------------  --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $    461,210     $    23,954       $  (8,434)      $  (1,302)      $    20,157
   Net realized gains (losses)               3,772,591         (65,345)         (5,471)        (44,385)           71,736
   Change in net unrealized
      appreciation (depreciation) of
      investments                          (14,873,847)         (8,315)       (250,113)        (13,206)         (457,094)
                                          ------------     -----------       ---------       ---------       -----------
      Increase (decrease) in net
         assets from operations            (10,640,046)        (49,706)       (264,018)        (58,893)         (365,201)
                                          ------------     -----------       ---------       ---------       -----------
From capital transactions:
   Net proceeds from units sold                365,911           2,909               0              95                 0
   Cost of units redeemed                   (2,616,143)     (1,199,429)        (95,261)        (44,306)         (159,547)
   Net transfers                            (2,812,044)        509,404        (108,848)        (24,105)          (57,398)
   Contract maintenance charge                  (5,980)         (1,114)           (123)            (77)             (287)
                                          ------------     -----------       ---------       ---------       -----------
      Increase (decrease) in net
         assets from capital
         transactions                       (5,068,256)       (688,230)       (204,232)        (68,393)         (217,232)
                                          ------------     -----------       ---------       ---------       -----------
Increase (decrease) in net assets          (15,708,302)       (737,936)       (468,250)       (127,286)         (582,433)
Net assets at beginning of period           30,798,767       2,348,855         777,178         227,931         1,427,849
                                          ------------     -----------       ---------       ---------       -----------
Net assets at end of period               $ 15,090,465     $ 1,610,919       $ 308,928       $ 100,645       $   845,416
                                          ============     ===========       =========       =========       ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   32,657             452               0              17                 0
   Units redeemed                             (252,343)       (177,264)        (18,032)         (4,999)          (15,130)
   Units transferred                          (277,004)         74,735         (17,025)         (2,931)           (3,805)
                                          ------------     -----------       ---------       ---------       -----------
Increase (decrease) in units
   outstanding                                (496,690)       (102,077)        (35,057)         (7,913)          (18,935)
Beginning units                              2,459,318         347,912         112,150          23,212           117,403
                                          ------------     -----------       ---------       ---------       -----------
Ending units                                 1,962,628         245,835          77,093          15,299            98,468
                                          ============     ===========       =========       =========       ===========

                                                         Columbia Small                   Columbia Marsico
                                        Columbia Large   Company Growth   Columbia High   Focused Equities  Columbia Marsico
                                        Cap Value Fund,  Fund, Variable    Yield Fund,     Fund, Variable     Growth Fund,
                                        Variable Series      Series      Variable Series       Series        Variable Series
                                           (Class A)        (Class A)       (Class A)         (Class A)         (Class A)
                                        ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $    55,112     $   (50,917)    $  2,087,562      $   (977,992)     $   (70,802)
   Net realized gains (losses)                697,335         370,274         (587,149)       11,429,975          372,517
   Change in net unrealized
      appreciation (depreciation) of
      investments                          (3,562,967)     (1,925,232)      (7,712,160)      (43,702,692)      (3,131,840)
                                          -----------     -----------     ------------      ------------      -----------
      Increase (decrease) in net
         assets from operations            (2,810,520)     (1,605,875)      (6,211,747)      (33,250,709)      (2,830,125)
                                          -----------     -----------     ------------      ------------      -----------
From capital transactions:
   Net proceeds from units sold                52,874          21,538          430,397         2,166,824          101,188
   Cost of units redeemed                    (632,739)       (449,602)      (4,702,181)      (11,145,260)        (785,103)
   Net transfers                             (305,338)        (25,381)      (1,549,306)         (440,344)        (366,241)
   Contract maintenance charge                   (854)           (339)          (3,521)           (9,269)            (802)
                                          -----------     -----------     ------------      ------------      -----------
      Increase (decrease) in net
         assets from capital
         transactions                        (886,057)       (453,784)      (5,824,611)       (9,428,049)      (1,050,958)
                                          -----------     -----------     ------------      ------------      -----------
Increase (decrease) in net assets          (3,696,577)     (2,059,659)     (12,036,358)      (42,678,758)      (3,881,083)
Net assets at beginning of period           7,999,484       4,201,917       28,133,242        85,408,402        7,830,687
                                          -----------     -----------     ------------      ------------      -----------
Net assets at end of period               $ 4,302,907     $ 2,142,258     $ 16,096,884      $ 42,729,644      $ 3,949,604
                                          ===========     ===========     ============      ============      ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   4,302           1,854           28,088           187,425            9,167
   Units redeemed                             (59,300)        (41,982)        (325,885)       (1,045,611)         (77,498)
   Units transferred                          (24,371)            915         (105,379)            1,419          (30,483)
                                          -----------     -----------     ------------      ------------      -----------
Increase (decrease) in units
   outstanding                                (79,369)        (39,213)        (403,176)         (856,767)         (98,814)
Beginning units                               601,288         312,820        1,773,530         6,418,154          640,251
                                          -----------     -----------     ------------      ------------      -----------
Ending units                                  521,919         273,607        1,370,354         5,561,387          541,437
                                          ===========     ===========     ============      ============      ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                                            Columbia Marsico
                                        Columbia Marsico                      International
                                          21st Century      Columbia Mid      Opportunities
                                         Fund, Variable   Cap Growth Fund,   Fund, Variable   Asset Allocation  Global Growth
                                             Series        Variable Series       Series             Fund            Fund
                                            (Class A)         (Class A)         (Class B)         (Class 2)       (Class 2)
                                        ----------------  ----------------  ----------------  ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $   (32,493)      $   (27,903)      $   (20,568)      $    990,391    $     381,893
   Net realized gains (losses)                136,894           187,572         1,499,846          6,930,378       47,464,373
   Change in net unrealized
      appreciation (depreciation) of
      investments                          (1,284,227)       (1,115,064)       (5,791,264)       (49,865,417)    (268,880,571)
                                          -----------       -----------       -----------       ------------    -------------
      Increase (decrease) in net
         assets from operations            (1,179,826)         (955,395)       (4,311,986)       (41,944,648)    (221,034,305)
                                          -----------       -----------       -----------       ------------    -------------
From capital transactions:
   Net proceeds from units sold                33,417            15,760            50,674          1,372,167        3,988,059
   Cost of units redeemed                    (164,322)         (190,168)         (652,342)       (19,986,522)     (62,918,318)
   Net transfers                              152,477            42,625            55,294         (5,599,357)     (11,184,182)
   Contract maintenance charge                   (151)             (233)             (881)           (56,505)        (110,505)
                                          -----------       -----------       -----------       ------------    -------------
      Increase (decrease) in net
         assets from capital
         transactions                          21,421          (132,016)         (547,255)       (24,270,217)     (70,224,946)
                                          -----------       -----------       -----------       ------------    -------------
Increase (decrease) in net assets          (1,158,405)       (1,087,411)       (4,859,241)       (66,214,865)    (291,259,251)
Net assets at beginning of period           2,614,595         2,211,393         9,285,181        151,021,559      597,059,462
                                          -----------       -----------       -----------       ------------    -------------
Net assets at end of period               $ 1,456,190       $ 1,123,982       $ 4,425,940       $ 84,806,694    $ 305,800,211
                                          ===========       ===========       ===========       ============    =============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   2,560             1,592             2,448             90,660          190,652
   Units redeemed                             (10,639)          (21,882)          (38,106)        (1,351,830)      (3,138,193)
   Units transferred                            8,190             5,833            11,236           (447,886)        (840,142)
                                          -----------       -----------       -----------       ------------    -------------
Increase (decrease) in units
   outstanding                                    111           (14,457)          (24,422)        (1,709,056)      (3,787,683)
Beginning units                               138,148           194,214           404,480          8,948,609       24,347,951
                                          -----------       -----------       -----------       ------------    -------------
Ending units                                  138,259           179,757           380,058          7,239,553       20,560,268
                                          ===========       ===========       ===========       ============    =============




                                                       Growth-Income  Asset Allocation  Cash Management
                                         Growth Fund       Fund             Fund             Fund          Growth Fund
                                          (Class 2)      (Class 2)        (Class 3)        (Class 3)        (Class 3)
                                        -------------  -------------  ----------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $  (5,338,529) $     287,388    $    635,798     $     90,527    $  (1,637,248)
   Net realized gains (losses)             72,561,604     35,041,086       1,095,053         (327,628)      25,217,096
   Change in net unrealized
      appreciation (depreciation) of
      investments                        (411,697,310)  (317,887,943)    (21,639,028)         386,385     (197,374,872)
                                        -------------  -------------    ------------     ------------    -------------
      Increase (decrease) in net
         assets from operations          (344,474,235)  (282,559,469)    (19,908,177)         149,284     (173,795,024)
                                        -------------  -------------    ------------     ------------    -------------
From capital transactions:
   Net proceeds from units sold             5,529,481      5,517,958         207,961          149,428        1,064,151
   Cost of units redeemed                 (88,815,764)   (85,645,195)     (9,130,827)     (13,652,252)     (41,099,569)
   Net transfers                          (11,820,403)   (11,348,346)     (1,424,332)      18,435,673      (13,828,171)
   Contract maintenance charge               (151,787)      (166,422)        (21,754)          (9,015)        (119,646)
                                        -------------  -------------    ------------     ------------    -------------
      Increase (decrease) in net
         assets from capital
         transactions                     (95,258,473)   (91,642,005)    (10,368,952)       4,923,834      (53,983,235)
                                        -------------  -------------    ------------     ------------    -------------
Increase (decrease) in net assets        (439,732,708)  (374,201,474)    (30,277,129)       5,073,118     (227,778,259)
Net assets at beginning of period         834,187,972    785,132,652      71,314,007       20,152,748      425,443,840
                                        -------------  -------------    ------------     ------------    -------------
Net assets at end of period             $ 394,455,264  $ 410,931,178    $ 41,036,878     $ 25,225,866    $ 197,665,581
                                        =============  =============    ============     ============    =============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                 298,409        346,682           4,885            6,605            6,224
   Units redeemed                          (4,944,300)    (5,515,034)       (217,267)        (603,613)        (252,606)
   Units transferred                         (692,365)      (859,337)        (36,532)         815,189          (91,418)
                                        -------------  -------------    ------------     ------------    -------------
Increase (decrease) in units
   outstanding                             (5,338,256)    (6,027,689)       (248,914)         218,181         (337,800)
Beginning units                            37,442,579     41,685,459       1,427,576          895,103        2,105,017
                                        -------------  -------------    ------------     ------------    -------------
Ending units                               32,104,323     35,657,770       1,178,662        1,113,284        1,767,217
                                        =============  =============    ============     ============    =============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                                                              U.S.
                                                                                        Government/AAA-
                                        Growth-Income  High-Income                      Rated Securities     Growth and
                                            Fund        Bond Fund   International Fund        Fund        Income Portfolio
                                          (Class 3)     (Class 3)        (Class 3)         (Class 3)         (Class VC)
                                        -------------  -----------  ------------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $   1,113,300  $ 1,350,434     $    449,670       $   473,453      $     (56,696)
   Net realized gains (losses)              7,596,590   (2,292,379)      12,082,218          (564,973)        (4,670,501)
   Change in net unrealized
      appreciation (depreciation) of
      investments                        (150,702,677)  (5,243,711)     (60,833,543)        1,996,150       (109,882,688)
                                        -------------  -----------     ------------       -----------      -------------
      Increase (decrease) in net
         assets from operations          (141,992,787)  (6,185,656)     (48,301,655)        1,904,630       (114,609,885)
                                        -------------  -----------     ------------       -----------      -------------
From capital transactions:
   Net proceeds from units sold             1,279,388       58,860          329,678            88,002         34,001,849
   Cost of units redeemed                 (45,844,618)  (3,887,786)     (12,080,082)       (5,991,489)       (29,458,745)
   Net transfers                          (13,261,956)     502,048       (6,698,176)        8,141,751         20,454,101
   Contract maintenance charge               (130,935)     (10,382)         (31,577)          (11,390)           (59,309)
                                        -------------  -----------     ------------       -----------      -------------
      Increase (decrease) in net
         assets from capital
         transactions                     (57,958,121)  (3,337,260)     (18,480,157)        2,226,874         24,937,896
                                        -------------  -----------     ------------       -----------      -------------
Increase (decrease) in net assets        (199,950,908)  (9,522,916)     (66,781,812)        4,131,504        (89,671,989)
Net assets at beginning of period         404,960,122   27,657,188      123,482,824        28,870,237        281,634,255
                                        -------------  -----------     ------------       -----------      -------------
Net assets at end of period             $ 205,009,214  $18,134,272     $ 56,701,012       $33,001,741      $ 191,962,266
                                        =============  ===========     ============       ===========      =============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  10,924          914            6,843             2,624          2,837,675
   Units redeemed                            (402,698)     (61,869)        (258,335)         (174,997)        (2,614,844)
   Units transferred                         (123,985)       8,989         (157,216)          237,265          1,739,125
                                        -------------  -----------     ------------       -----------      -------------
Increase (decrease) in units
   outstanding                               (515,759)     (51,966)        (408,708)           64,892          1,961,956
Beginning units                             2,937,093      404,046        2,080,064           855,535         20,216,084
                                        -------------  -----------     ------------       -----------      -------------
Ending units                                2,421,334      352,080        1,671,356           920,427         22,178,040
                                        =============  ===========     ============       ===========      =============



                                                                                                     BB&T Special
                                        Mid Cap Value   BB&T Capital                   BB&T Mid Cap  Opportunities
                                          Portfolio    Manager Equity  BB&T Large Cap     Growth        Equity
                                         (Class VC)          VIF             VIF            VIF           VIF
                                        -------------  --------------  --------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $   (249,596)   $    (8,330)    $    (1,659)   $   (52,197)   $  (156,184)
   Net realized gains (losses)            (2,104,753)       206,058         (60,237)       566,297        321,627
   Change in net unrealized
      appreciation (depreciation) of
      investments                        (24,525,125)    (1,997,707)     (1,290,710)    (2,776,224)    (4,829,110)
                                        ------------    -----------     -----------    -----------    -----------
      Increase (decrease) in net
         assets from operations          (26,879,474)    (1,799,979)     (1,352,606)    (2,262,124)    (4,663,667)
                                        ------------    -----------     -----------    -----------    -----------
From capital transactions:
   Net proceeds from units sold              223,486         96,490         107,884        131,787        632,593
   Cost of units redeemed                 (9,581,331)      (356,301)       (356,322)      (204,951)      (749,684)
   Net transfers                          (9,812,203)      (208,715)       (345,441)       386,810      3,612,122
   Contract maintenance charge               (27,079)          (435)           (362)          (307)          (999)
                                        ------------    -----------     -----------    -----------    -----------
      Increase (decrease) in net
         assets from capital
         transactions                    (19,197,127)      (468,961)       (594,241)       313,339      3,494,032
                                        ------------    -----------     -----------    -----------    -----------
Increase (decrease) in net assets        (46,076,601)    (2,268,940)     (1,946,847)    (1,948,785)    (1,169,635)
Net assets at beginning of period         79,277,583      4,754,397       3,879,807      4,313,645     10,239,903
                                        ------------    -----------     -----------    -----------    -----------
Net assets at end of period             $ 33,200,982    $ 2,485,457     $ 1,932,960    $ 2,364,860    $ 9,070,268
                                        ============    ===========     ===========    ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                 17,612          8,629          14,179         10,082         44,271
   Units redeemed                           (783,031)       (37,808)        (42,856)       (18,476)       (59,280)
   Units transferred                        (821,312)       (26,486)        (35,346)        54,740        273,530
                                        ------------    -----------     -----------    -----------    -----------
Increase (decrease) in units
   outstanding                            (1,586,731)       (55,665)        (64,023)        46,346        258,521
Beginning units                            5,311,917        396,678         335,934        298,407        721,360
                                        ------------    -----------     -----------    -----------    -----------
Ending units                               3,725,186        341,013         271,911        344,753        979,881
                                        ============    ===========     ===========    ===========    ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)


                                                                                      MTB Managed
                                        BB&T Total   MTB Large Cap  MTB Large Cap  Allocation Fund -
                                        Return Bond     Growth          Value          Aggressive
                                            VIF         Fund II        Fund II         Growth II
                                        -----------  -------------  -------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $  252,781      $   (95)       $    (5)         $   (52)
   Net realized gains (losses)              18,555         (149)           (61)           2,182
   Change in net unrealized
      appreciation (depreciation) of
      investments                         (125,125)      (6,705)        (2,102)          (9,452)
                                        ----------      -------        -------          -------
      Increase (decrease) in net
         assets from operations            146,211       (6,949)        (2,168)          (7,322)
                                        ----------      -------        -------          -------
From capital transactions:
   Net proceeds from units sold            365,058        3,750              0                0
   Cost of units redeemed                 (666,254)         (91)          (172)             (94)
   Net transfers                         1,329,653       17,259          3,661           21,886
   Contract maintenance charge                (782)         (14)           (24)             (14)
                                        ----------      -------        -------          -------
      Increase (decrease) in net
         assets from capital
         transactions                    1,027,675       20,904          3,465           21,778
                                        ----------      -------        -------          -------
Increase (decrease) in net assets        1,173,886       13,955          1,297           14,456
Net assets at beginning of period        8,405,798          209          2,481              207
                                        ----------      -------        -------          -------
Net assets at end of period             $9,579,684      $14,164        $ 3,778          $14,663
                                        ==========      =======        =======          =======
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                               33,838          390              0                0
   Units redeemed                          (62,433)         (13)           (23)             (14)
   Units transferred                       124,060        1,845            419            2,398
                                        ----------      -------        -------          -------
Increase (decrease) in units
   outstanding                              95,465        2,222            396            2,384
Beginning units                            786,205           20            256               20
                                        ----------      -------        -------          -------
Ending units                               881,670        2,242            652            2,404
                                        ==========      =======        =======          =======

                                                                                                   Franklin
                                           MTB Managed        MTB Managed                       Templeton VIP
                                        Allocation Fund -  Allocation Fund -  Franklin Income   Founding Funds
                                           Conservative         Moderate      Securities Fund  Allocation Fund
                                            Growth II          Growth II        (Class2) (1)     (Class2) (1)
                                        -----------------  -----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  2              $   22          $   262,260      $   357,030
   Net realized gains (losses)                   3                  88           (1,213,479)         148,735
   Change in net unrealized
      appreciation (depreciation) of
      investments                              (45)               (394)          (1,363,989)      (6,883,193)
                                              ----              ------          -----------      -----------
      Increase (decrease) in net
         assets from operations                (40)               (284)          (2,315,208)      (6,377,428)
                                              ----              ------          -----------      -----------
From capital transactions:
   Net proceeds from units sold                  0                   0            3,479,677       15,370,185
   Cost of units redeemed                        0                  (5)            (344,237)        (368,709)
   Net transfers                                 0               1,793            6,311,068        9,992,046
   Contract maintenance charge                 (14)                (14)                (237)            (165)
                                              ----              ------          -----------      -----------
      Increase (decrease) in net
         assets from capital
         transactions                          (14)              1,774            9,446,271       24,993,357
                                              ----              ------          -----------      -----------
Increase (decrease) in net assets              (54)              1,490            7,131,063       18,615,929
Net assets at beginning of period              206                 207                    0                0
                                              ----              ------          -----------      -----------
Net assets at end of period                   $152              $1,697          $ 7,131,063      $18,615,929
                                              ====              ======          ===========      ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    0                   0              383,036        1,634,299
   Units redeemed                               (1)                 (2)             (44,695)         (48,074)
   Units transferred                             0                 216              675,231        1,228,766
                                              ----              ------          -----------      -----------
Increase (decrease) in units
   outstanding                                  (1)                214            1,013,572        2,814,991
Beginning units                                 20                  20                    0                0
                                              ----              ------          -----------      -----------
Ending units                                    19                 234            1,013,572        2,814,991
                                              ====              ======          ===========      ===========

(1)  For the period from February 4, 2008 (inception) to December 31, 2008.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Variable Separate Account of SunAmerica Annuity and Life Assurance Company (the "Separate Account") is an investment account of SunAmerica Annuity and Life Assurance Company (formerly known as AIG SunAmerica Life Assurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("American International Group"). American International Group is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica Annuity and Life Assurance Company on April 8, 2009. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products:
     American Pathway II, Polaris, Polaris Advantage, Polaris Advisor, Polaris Advisor III, Polaris Choice, Polaris Choice II, Polaris Choice III, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Platinum III, Polaris Preferred Solution, Polaris Protector, PolarisAmerica, WM Diversified Strategies, and WM Diversified Strategies III.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is Principal Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of these contracts.

     The Separate Account is composed of a total of 178 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the ninety currently available Class 1, Class 2 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust"), (4) the thirty-six currently available Class 1 and Class 2 investment portfolios of the Principal Variable Contracts Funds, Inc. (the "Principal Funds"), (5) the three currently available Class A investment portfolios of the Columbia Funds Variable Insurance Trust (the "Columbia Trust"), (6) the six currently available Class A and Class B investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (7) the eleven currently available Class 2 and Class 3 investment portfolios of the American Funds Insurance Series (the "American Series"), (8) the two currently available Class VC

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (9) the five currently available investment portfolios of the BB&T Variable Insurance Funds (the "BB&T Funds"), (10) the five currently available investment portfolios of the MTB Group of Funds (the "MTB Trust"), or (11) the two currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Templeton Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the Anchor Trust and SunAmerica Trust are subject to 12b-1 fees of 0.15%, the Class 3 shares of the American Series are subject to 12b-1 fees of 0.18%, and the Class 2 shares in the Principal Funds, the Franklin Templeton Trust and the American Series, the Class B shares in the Columbia Trust I, the Class II shares in the Van Kampen Trust, the Class 3 shares of the Anchor Series Trust and SunAmerica Trust, and the shares of the MTB Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 and Class A shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund and the shares of the BB&T Funds are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the Principal Funds, the Columbia Trust, the Columbia Trust I, the American Series, the Lord Abbett Fund, the BB&T Funds, the MTB Trust, and the Franklin Templeton Trust (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust and SunAmerica Trust are affiliated investment companies. Participants may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

     Prior to May 1, 2008, the Total Return Bond Portfolio was formerly named Worldwide High Income Portfolio and the Capital Growth Portfolio was formerly named Strategic Growth Portfolio.

     Prior to May 17, 2008, the LargeCap Blend Account II was formerly named LargeCap Blend Account, the LargeCap Growth Account was formerly named Growth Account, the Equity Income Account was formerly named Equity Income Account I, the SmallCap Growth Account II was formerly named SmallCap Growth Account, and the SmallCap Value Account I was formerly named SmallCap Value Account.

     Effective May 17, 2008, the Principal Variable Contracts Funds, Inc. replaced the trust name of Principal Variable Contracts Fund, Inc.

     Prior to June 30, 2009, the Principal Capital Appreciation Account was formerly named West Coast Equity Account.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     On October 23, 2009 the MidCap Stock Account of the Principal Funds was merged with and into the MidCap Blend Account. On that date, all assets and liabilities of the MidCap Stock Account were transferred to the MidCap Blend Account in exchange for shares of the MidCap Blend Account with the same net assets value as the net assets transferred. The unit value of each Variable Account remained the same and the merger was a tax-free reorganization.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4% assumed interest rate.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

     Annuity benefit payments are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

     RECENT ACCOUNTING PRONOUNCEMENTS: In June 2009, the FASB issued the FASB Accounting Standards Codification (Codification). The Codification will become the single source for all authoritative GAAP recognized by the FASB to be applied for financial statements issued for periods ending after September 15, 2009. The Codification does not change GAAP and will not have an affect on the Statement of Assets and Liabilities, Schedule of Portfolio Investments, Statement of Operations, and Statement of Changes in Net Assets.

3.   FAIR VALUE MEASUREMENTS

     Effective January 1, 2008, assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

     Level 1--Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

     Level 2--Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   FAIR VALUE MEASUREMENTS (continued)

     inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.

     Level 3--Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include fixed maturities.

     The Separate Account assets measured at fair value as of December 31, 2009 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. The Separate Account had no liabilities as of December 31, 2009. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2009, and respective hierarchy levels. As all assets of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2009, is presented.

4.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of up to 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the Polaris Advisor contract.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge of $30 or $35 (which may vary based on state) is charged against certain contracts, which reimburses the

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statement of Changes in Net Assets.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Separate Account deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account Annual Charges are recorded as a charge in the Statement of Operations. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows:
     American Pathway II, 1.30% or 1.40%; Polaris, 1.52%; Polaris II, 1.52% or 1.77%; PolarisAmerica, 1.52% or 1.77%; Polaris Platinum, 1.52% or 1.77%; WM Diversified Strategies, 1.40%, 1.55% or 1.80%; Polaris Protector, 1.52% or 1.77%; Polaris Choice, 1.52%, 1.72% or 1.97%; WM Diversified Strategies III, 1.55%, 1.70% or 1.95%; Polaris Platinum II, 1.52% or 1.77%; Polaris Choice II, 1.52%, 1.72% or 1.97%; Polaris Advisor, 1.52%, 1.72% or 1.97%;
     Polaris Choice III, 1.52%, 1.77%, 2.02% or 2.17%; Polaris Preferred Solution, 1.15%, 1.40%, 1.55%, 1.65%, 1.80% or 2.05%; Polaris Advantage,
     1.65%, 1.90% or 2.30%; Polaris Advisor III, 1.65%, 1.90% or 2.30%; Polaris
     Platinum III, 1.30%, 1.55% or 1.95%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense charge is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Protector, Polaris Choice, Polaris II, Polaris Choice II, PolarisAmerica, Polaris Platinum, Polaris Platinum II, Polaris Platinum III, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed fixed minimum retirement income upon annuitization.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     The fee will range up to 0.45% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

     CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Polaris Protector, Polaris Platinum II, Polaris Choice II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee ranges from 0.10% to 0.65% of the contract value minus purchase payments received after the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     MARKETLOCK, MARKETLOCK FOR TWO, INCOME REWARDS, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE FEE: The optional MarketLock, MarketLock for Two, Income Rewards, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage. The MarketLock for Two feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III and Polaris Preferred Solution. The Income Rewards feature is offered in Polaris Protector, Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III and Polaris Preferred Solution. The annual fee ranges from 0.50% to 0.65% for MarketLock, 0.40% for MarketLock for Two prior to the first withdrawal and 0.80% after the first withdrawal, and 0.65% for Income Rewards in years 0-7 and 0.45% in years 8-10, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

     The MarketLock for Life Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage. The annual fee ranges from 0.65% to 0.75% for one covered person and from 0.90% to 1.25% for two covered persons, of the

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock for Life Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     The MarketLock Income Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Preferred Solution, Polaris Platinum III and Polaris Advantage. The annual fee ranges from 0.85% to 0.95% for one covered person and from 1.10% to 1.35% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in year 2-5 over the first year purchase payments.

     The MarketLock for Life feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Preferred Solution, Polaris Platinum III and Polaris Advantage. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus, or the highest anniversary date contract value less purchase payments in year 2-5 over the first year purchase payments.

     PREMIUM TAXES: Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes when a Purchase Payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statement of Changes in New Assets.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

5.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2009 consist of the following:

                                                                                Cost of Shares   Proceeds from
Variable Accounts                                                                  Acquired       Shares Sold
-----------------                                                               --------------   -------------
   ANCHOR TRUST:
   Asset Allocation Portfolio (Class 1)                                         $    8,925,948   $  29,520,824
   Capital Appreciation Portfolio (Class 1)                                          3,289,533      67,130,478
   Government and Quality Bond Portfolio (Class 1)                                  17,612,567      59,918,545
   Growth Portfolio (Class 1)                                                        6,064,902      27,801,475
   Natural Resources Portfolio (Class 1)                                            13,257,588      19,683,530
   Asset Allocation Portfolio (Class 2)                                              1,203,503       2,288,554
   Capital Appreciation Portfolio (Class 2)                                          2,191,974      17,707,872
   Government and Quality Bond Portfolio (Class 2)                                  15,191,891      32,713,319
   Growth Portfolio (Class 2)                                                        1,438,394       8,217,408
   Natural Resources Portfolio (Class 2)                                             3,808,450       6,466,763
   Asset Allocation Portfolio (Class 3)                                              4,759,351       5,255,199
   Capital Appreciation Portfolio (Class 3)                                         13,977,890      53,768,158
   Government and Quality Bond Portfolio (Class 3)                                 148,494,668     116,676,476
   Growth Portfolio (Class 3)                                                        3,003,838      27,458,423
   Natural Resources Portfolio (Class 3)                                            24,886,519      32,059,421
   SUNAMERICA TRUST:
   Aggressive Growth Portfolio (Class 1)                                        $      365,937   $   5,899,008
   Alliance Growth Portfolio (Class 1)                                               2,249,192      45,091,176
   Balanced Portfolio (Class 1)                                                      4,217,374      10,994,320
   Blue Chip Growth Portfolio (Class 1)                                              3,529,962       3,773,455
   Capital Growth Portfolio (Class 1)                                                2,231,740       2,053,032
   Cash Management Portfolio (Class 1)                                              47,397,329     124,338,008

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                                Cost of Shares   Proceeds from
Variable Accounts                                                                  Acquired       Shares Sold
-----------------                                                               --------------   -------------
   SUNAMERICA TRUST (continued):
   Corporate Bond Portfolio (Class 1)                                           $   18,259,408   $  20,753,049
   Davis Venture Value Portfolio (Class 1)                                          21,653,679     110,744,475
   "Dogs" of Wall Street Portfolio (Class 1)                                         1,655,331       4,939,178
   Emerging Markets Portfolio (Class 1)                                             12,909,596      15,538,380
   Equity Opportunities Portfolio (Class 1)                                            926,910       8,606,257
   Fundamental Growth Portfolio (Class 1)                                              325,236       8,824,378
   Global Bond Portfolio (Class 1)                                                   9,256,421      14,955,286
   Global Equities Portfolio (Class 1)                                               2,521,207      13,551,123
   Growth Opportunities Portfolio (Class 1)                                          1,753,311       3,085,162
   Growth-Income Portfolio (Class 1)                                                 2,569,721      34,799,420
   High-Yield Bond Portfolio (Class 1)                                              27,531,543      23,845,025
   International Diversified Equities Portfolio (Class 1)                            3,797,705      17,519,897
   International Growth and Income Portfolio (Class 1)                                 886,793      17,343,344
   Marsico Focused Growth Portfolio (Class 1)                                          829,080       7,095,326
   MFS Massachusetts Investors Trust Portfolio (Class 1)                             3,692,589      12,743,088
   MFS Total Return Portfolio (Class 1)                                             10,246,782      43,759,564
   Mid-Cap Growth Portfolio (Class 1)                                                3,862,564      10,496,629
   Real Estate Portfolio (Class 1)                                                   2,783,155      10,248,350
   Technology Portfolio (Class 1)                                                    6,473,821       4,019,799
   Telecom Utility Portfolio (Class 1)                                               1,668,646       5,099,185
   Total Return Bond Portfolio (Class 1)                                            23,599,852       8,257,403
   Aggressive Growth Portfolio (Class 2)                                               318,361       1,000,177
   Alliance Growth Portfolio (Class 2)                                               1,884,484       8,396,083
   Balanced Portfolio (Class 2)                                                      3,581,619       4,670,964
   Blue Chip Growth Portfolio (Class 2)                                                300,602       1,162,299
   Capital Growth Portfolio (Class 2)                                                  405,495         906,714
   Cash Management Portfolio (Class 2)                                              21,695,527      44,726,074
   Corporate Bond Portfolio (Class 2)                                                8,272,021      10,032,172
   Davis Venture Value Portfolio (Class 2)                                           5,138,857      20,756,939
   "Dogs" of Wall Street Portfolio (Class 2)                                           630,095       1,670,062

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                                Cost of Shares   Proceeds from
Variable Accounts                                                                  Acquired       Shares Sold
-----------------                                                               --------------   -------------
   SUNAMERICA TRUST (continued):
   Emerging Markets Portfolio (Class 2)                                         $    3,670,312   $   5,514,428
   Equity Opportunities Portfolio (Class 2)                                            464,755       1,887,784
   Foreign Value Portfolio (Class 2)                                                 3,106,945       7,089,943
   Fundamental Growth Portfolio (Class 2)                                              244,090         800,104
   Global Bond Portfolio (Class 2)                                                   3,631,951       5,949,859
   Global Equities Portfolio (Class 2)                                                 702,444       1,590,657
   Growth Opportunities Portfolio (Class 2)                                            553,154         843,281
   Growth-Income Portfolio (Class 2)                                                   317,852       3,339,233
   High-Yield Bond Portfolio (Class 2)                                               9,667,687       7,660,075
   International Diversified Equities Portfolio (Class 2)                            1,744,112       6,778,180
   International Growth and Income Portfolio (Class 2)                                 682,910       3,035,832
   Marsico Focused Growth Portfolio (Class 2)                                          751,394       4,894,450
   MFS Massachusetts Investors Trust Portfolio (Class 2)                             1,490,243       2,888,722
   MFS Total Return Portfolio (Class 2)                                              3,985,703      15,777,798
   Mid-Cap Growth Portfolio (Class 2)                                                1,300,375       5,435,363
   Real Estate Portfolio (Class 2)                                                   1,002,134       2,761,896
   Small & Mid Cap Value Portfolio (Class 2)                                         2,617,498       6,410,224
   Technology Portfolio (Class 2)                                                    1,735,085       1,611,839
   Telecom Utility Portfolio (Class 2)                                                 444,527       1,057,021
   Total Return Bond Portfolio (Class 2)                                            12,987,533       4,227,281
   Aggressive Growth Portfolio (Class 3)                                             1,741,994       2,011,021
   Alliance Growth Portfolio (Class 3)                                               2,469,446      27,257,910
   American Funds Asset Allocation SAST Portfolio (Class 3)                         12,275,895       3,466,917
   American Funds Global Growth SAST Portfolio (Class 3)                            37,027,454      11,139,408
   American Funds Growth SAST Portfolio (Class 3)                                   33,547,126      12,404,157
   American Funds Growth-Income SAST Portfolio (Class 3)                            22,886,579      10,828,683
   Balanced Portfolio (Class 3)                                                      7,055,550       4,193,011
   Blue Chip Growth Portfolio (Class 3)                                              7,586,525       3,002,838

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                                Cost of Shares   Proceeds from
Variable Accounts                                                                  Acquired       Shares Sold
-----------------                                                               --------------   -------------
   SUNAMERICA TRUST (continued):
   Capital Growth Portfolio (Class 3)                                           $    4,099,546   $  10,239,223
   Cash Management Portfolio (Class 3)                                             119,357,113     244,126,455
   Corporate Bond Portfolio (Class 3)                                               88,756,915      52,219,373
   Davis Venture Value Portfolio (Class 3)                                          34,323,307      62,487,139
   "Dogs" of Wall Street Portfolio (Class 3)                                         2,639,020       2,810,734
   Emerging Markets Portfolio (Class 3)                                             20,399,783      28,771,769
   Equity Opportunities Portfolio (Class 3)                                          1,424,328       7,264,396
   Foreign Value Portfolio (Class 3)                                                48,948,202      44,807,677
   Fundamental Growth Portfolio (Class 3)                                            4,366,344      13,399,983
   Global Bond Portfolio (Class 3)                                                  42,998,240      24,832,944
   Global Equities Portfolio (Class 3)                                               3,300,011       3,967,771
   Growth Opportunities Portfolio (Class 3)                                         17,440,675       4,493,284
   Growth-Income Portfolio (Class 3)                                                 1,270,566       2,620,006
   High-Yield Bond Portfolio (Class 3)                                              50,759,673      25,905,136
   International Diversified Equities Portfolio (Class 3)                           10,350,336      38,405,597
   International Growth and Income Portfolio (Class 3)                              20,081,940      29,613,875
   Marsico Focused Growth Portfolio (Class 3)                                        7,683,676       4,623,556
   MFS Massachusetts Investors Trust Portfolio (Class 3)                            23,673,345       5,698,001
   MFS Total Return Portfolio (Class 3)                                             28,230,346      35,109,647
   Mid-Cap Growth Portfolio (Class 3)                                                5,502,234      10,118,838
   Real Estate Portfolio (Class 3)                                                  25,081,032      24,406,983
   Small & Mid Cap Value Portfolio (Class 3)                                        39,423,356      46,717,381
   Small Company Value Portfolio (Class 3)                                          14,432,582       9,854,834
   Technology Portfolio (Class 3)                                                    7,371,901       4,111,850
   Telecom Utility Portfolio (Class 3)                                               2,589,370       2,255,421
   Total Return Bond Portfolio (Class 3)                                           124,055,583      20,332,618

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                                Cost of Shares   Proceeds from
Variable Accounts                                                                  Acquired       Shares Sold
-----------------                                                               --------------   -------------
   VAN KAMPEN TRUST (Class II):
   Capital Growth Portfolio                                                     $   10,723,184   $   5,440,868
   Comstock Portfolio                                                               33,154,947      34,781,164
   Growth and Income Portfolio                                                      45,803,999      50,684,680
   PRINCIPAL FUNDS:
   Diversified International Account (Class 1)                                  $      467,464   $     330,810
   Equity Income Account (Class 1)                                                   1,786,032       6,398,242
   Income Account (Class 1)                                                          2,239,822       2,509,862
   LargeCap Blend Account II (Class 1)                                                 130,868       1,358,821
   LargeCap Growth Account (Class 1)                                                    39,173         175,665
   MidCap Blend Account (Class 1)                                                      468,243         624,172
   Money Market Account (Class 1)                                                    4,844,113      12,387,034
   Mortgage Securities Account (Class 1)                                             1,269,256       1,997,823
   Principal Capital Appreciation Account (Class 1)                                    285,903       3,335,007
   Real Estate Securities Account (Class 1)                                             81,278         131,505
   SAM Balanced Portfolio (Class 1)                                                  9,449,476      26,259,347
   SAM Conservative Balanced Portfolio (Class 1)                                     1,764,262       3,006,446
   SAM Conservative Growth Portfolio (Class 1)                                       5,518,972       9,836,129
   SAM Flexible Income Portfolio (Class 1)                                           1,755,635       7,556,436
   SAM Strategic Growth Portfolio (Class 1)                                            853,489       1,870,982
   Short-Term Income Account (Class 1)                                               1,344,409       1,030,914
   SmallCap Growth Account II (Class 1)                                                 71,351         153,019
   SmallCap Value Account I (Class 1)                                                   51,492          50,633
   Diversified International Account (Class 2)                                         292,163         595,861
   Equity Income Account (Class 2)                                                   1,439,763       8,167,313
   Income Account (Class 2)                                                          1,325,537       3,451,738
   LargeCap Blend Account II (Class 2)                                                  30,108         272,491
   LargeCap Growth Account (Class 2)                                                    50,311         125,124
   MidCap Blend Account (Class 2)                                                       82,691         164,163
   Money Market Account (Class 2)                                                    5,658,941      15,925,745

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                                Cost of Shares   Proceeds from
Variable Accounts                                                                  Acquired       Shares Sold
-----------------                                                               --------------   -------------
   PRINCIPAL FUNDS (continued):
   Mortgage Securities Account (Class 2)                                        $      900,738   $   1,287,603
   Principal Capital Appreciation Account (Class 2)                                    123,640       1,520,947
   Real Estate Securities Account (Class 2)                                             45,809         236,339
   SAM Balanced Portfolio (Class 2)                                                  6,837,005      24,388,687
   SAM Conservative Balanced Portfolio (Class 2)                                     1,420,219       4,009,972
   SAM Conservative Growth Portfolio (Class 2)                                       4,283,706       7,592,496
   SAM Flexible Income Portfolio (Class 2)                                           1,808,611       8,900,590
   SAM Strategic Growth Portfolio (Class 2)                                          1,262,554       3,574,207
   Short-Term Income Account (Class 2)                                                 915,419         836,108
   SmallCap Growth Account II (Class 2)                                                 16,819         132,294
   SmallCap Value Account I (Class 2)                                                    8,414          17,343
   COLUMBIA TRUST (Class A):
   Columbia Asset Allocation Fund, Variable Series                              $       45,216   $     175,926
   Columbia Large Cap Value Fund, Variable Series                                      228,795         924,015
   Columbia Small Company Growth Fund, Variable Series                                 131,398         592,816
   COLUMBIA TRUST I:
   Columbia High Yield Fund, Variable Series (Class A)                          $    7,491,507   $   5,941,183
   Columbia Marsico Focused Equities Fund, Variable Series (Class A)                 1,957,764       9,737,634
   Columbia Marsico Growth Fund, Variable Series (Class A)                             222,022       1,019,990
   Columbia Marsico 21st Century Fund, Variable Series (Class A)                       104,566         213,886
   Columbia Mid Cap Growth Fund, Variable Series (Class A)                             141,671         297,161
   Columbia Marsico International Opportunities Fund, Variable Series
      (Class B)                                                                        188,076       1,268,745

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                                Cost of Shares   Proceeds from
Variable Accounts                                                                  Acquired       Shares Sold
-----------------                                                               --------------   -------------
   AMERICAN SERIES:
   Asset Allocation Fund (Class 2)                                              $    5,171,780   $  15,815,567
   Global Growth Fund (Class 2)                                                     14,678,913      61,149,339
   Growth Fund (Class 2)                                                            21,612,915      82,297,412
   Growth-Income Fund (Class 2)                                                     18,442,986      71,747,916
   Asset Allocation Fund (Class 3)                                                   2,485,352       8,087,676
   Cash Management Fund (Class 3)                                                   11,979,398      19,569,075
   Growth Fund (Class 3)                                                             3,842,725      38,267,877
   Growth-Income Fund (Class 3)                                                      4,204,745      36,400,943
   High-Income Bond Fund (Class 3)                                                   6,132,967       6,155,521
   International Fund (Class 3)                                                      2,526,422      11,555,888
   U.S. Government/AAA-Rated Securities Fund (Class 3)                               4,099,140       9,532,307
   LORD ABBETT FUND (Class VC):
   Growth and Income Portfolio                                                  $   20,312,795   $  26,301,323
   Mid Cap Value Portfolio                                                             427,397       8,056,917
   BB&T FUNDS:
   BB&T Capital Manager Equity VIF                                              $       81,041   $     750,260
   BB&T Large Cap VIF                                                                  145,134         499,218
   BB&T Mid Cap Growth VIF                                                             105,877       1,658,913
   BB&T Special Opportunities Equity VIF                                             6,515,225       4,736,038
   BB&T Total Return Bond VIF                                                        4,070,180       4,572,766
   MTB TRUST:
   MTB Large Cap Growth Fund II                                                 $            0   $      14,033
   MTB Large Cap Value Fund II                                                               1           3,147
   MTB Managed Allocation Fund - Aggressive Growth II                                        0          12,302
   MTB Managed Allocation Fund - Conservative Growth II                                      1             142
   MTB Managed Allocation Fund - Moderate Growth II                                        202           1,531

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                                Cost of Shares   Proceeds from
Variable Accounts                                                                  Acquired       Shares Sold
-----------------                                                               --------------   -------------
   FRANKLIN TEMPLETON TRUST (Class 2):
   Franklin Income Securities Fund                                              $   13,214,544   $   3,058,086
   Franklin Templeton VIP Founding Funds Allocation Fund                             8,969,397       3,966,072

6.   OTHER MATTERS

     In September 2008, American International Group entered into an $85 billion revolving credit facility (the "Fed Facility") and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("New York Fed"). Pursuant to the Fed Facility, on March 4, 2009, American International Group issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to
     (i) participate in any dividends paid on the common stock, with the payments attributable to the Series C Preferred Stock being approximately
     79.8 percent of the aggregate dividends paid on American International Group's common stock, treating the Series C Preferred Stock as converted and (ii) to the extent permitted by law, vote with American International Group's common stock on all matters submitted to American International Group shareholders and hold approximately 79.8 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as converted. The Series C Preferred Stock will remain outstanding even if the Fed Facility is repaid in full or otherwise terminates. The Fed Facility obligations are guaranteed by certain American International Group subsidiaries and the obligations are secured by a pledge of certain assets of American International Group and its subsidiaries. The Company is not a guarantor of the Fed Facility obligations and it has not pledged any assets to secure those obligations.

     On March 2, 2009, American International Group and the New York Fed announced their intent to enter into a transaction pursuant to which American International Group will transfer to the New York Fed preferred equity interests in newly-formed special purpose vehicles ("SPVs"), in settlement of a portion of the outstanding balance of the Fed Facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an operating subsidiary of American International Group (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO")

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   OTHER MATTERS (continued)

     in the other). American International Group expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the New York Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the Fed Facility. On June 25, 2009, American International Group and the New York Fed entered into definitive agreements with respect to these transactions. These transactions closed on December 1, 2009. In exchange for the preferred interests received by the New York Fed, there was a $25 billion reduction in the outstanding balance and maximum amount available to be borrowed under the Fed Facility.

     On March 2, 2009, American International Group and the New York Fed also announced their intent to enter into a securitization transaction pursuant to which American International Group will issue to the New York Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the Fed Facility. This transaction is no longer being pursued by American International Group.

     On April 17, 2009, American International Group entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock") for 400,000 shares of American International Group's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange a 10-year warrant to purchase 2,689,938.3 shares of common stock (the "Warrant") for 2,689,938.3 shares of Series C Preferred Stock. The Series D Preferred Stock and the Warrant were issued and sold by American International Group pursuant to an agreement entered into on November 25, 2008, with the U.S. Department of the Treasury.

     On April 17, 2009, American International Group and the New York Fed amended the terms of the Fed Facility to, among other things, remove the minimum 3.5 percent LIBOR rate. American International Group also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, American International Group issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 150 shares of common stock, par value $2.50 per share. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) American International Group is not a debtor in a pending case under Title 11 of the United

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   OTHER MATTERS (continued)

     States Code and (ii) the AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of American International Group's voting securities. The liquidation preference of American International Group's Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to American International Group, its subsidiaries or any special purpose vehicle established by or for the benefit of American International Group or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

     Since September 2008, American International Group has been working to protect and enhance the value of its key businesses, execute an orderly asset disposition plan and position itself for the future. American International Group continually reassesses this plan to maximize value while maintaining flexibility in its liquidity and capital, and expects to accomplish these objectives over a longer time frame than originally contemplated. American International Group has decided to retain the companies included in its Life Insurance & Retirement Services operations (including the Company and its subsidiaries) and will continue to own these companies for the foreseeable future.

     In connection with the preparation of its annual report on Form 10-K for the fiscal year ended December 31, 2009, management of American International Group assessed whether American International Group has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the already completed transactions and the other expected transactions with the New York Fed, plans of American International Group's management to stabilize American International Group's businesses and dispose of certain assets, and after consideration of the risks and uncertainties of such plans, management of American International Group believes that it will have adequate liquidity to finance and operate American International Group's businesses, execute its asset disposition plan and repay its obligations during this periodfor at least the next twelve months. It is possible that the actual outcome of one or more of the plans of American International Group's management could be materially different, or that one or more of the significant judgments or estimates of American International Group's management about the potential effects of these risks and uncertainties could prove to be materially incorrect, or that the transactions with the New York Fed previously discussed fail to achieve the desired objectives. If one or more of these possible outcomes is realized and financing is not available, American International Group may need additional U.S. government support to meet its obligations as they come due. Without additional support from the U.S. government, in the future there could be substantial doubt about American

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   OTHER MATTERS (continued)

     International Group's ability to continue as a going concern. If American International Group were not able to continue as a going concern, management believes this could have a material effect upon the Company and its operations. However, management does not currently anticipate a material impact on the financial statements of the Separate Account as the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company.

     Additional information on American International Group is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding American International Group as described above is qualified by regulatory filings American International Group files from time to time with the SEC.

7.   SUBSEQUENT EVENTS

     On March 1, 2010, American International Group announced a definitive agreement for the sale of the AIA Group, Limited, one of the world's largest pan-Asian life insurance companies, to Prudential plc for approximately $35.5 billion, including approximately $25 billion in cash, $8.5 billion in face value of equity and equity-linked securities, and $2.0 billion in face value of preferred stock of Prudential plc, subject to closing adjustments. The cash portion of the proceeds from the sale will be used to redeem the preferred interests of the special purpose vehicle held by the New York Fed with a liquidation preference of approximately $16 billion and to repay approximately $9 billion under the Fed Facility.

     On March 8, 2010, American International Group announced a definitive agreement for the sale of American Life Insurance Company, one of the world's largest and most diversified international life insurance companies, to MetLife, Inc. (MetLife) for approximately $15.5 billion, including $6.8 billion in cash and the remainder in equity securities of MetLife, subject to closing adjustments. The cash portion of the proceeds from this sale will be used to reduce the liquidation preference of the preferred interests of the special purpose vehicle held by the New York Fed.

     American International Group closed the sale of a portion of its asset management business to Pacific Century Group at the end of March 2010, and the divested portion of the asset management business has been branded as PineBridge Investments. In connection with the closing of the sale, the Company's investment advisory agreement previously entered into with AIG Global Investment Corp. was assigned to AIG Asset Management (U.S.), LLC ("AMG"), an American International Group affiliate, and the majority of the Company's invested assets are currently managed by AMG.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2009, 2008, 2007, 2006, and 2005, follows:

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
Asset Allocation Portfolio (Class 1)
2009   6,064,925  24.15 to 24.68       149,654,165  1.52% to 1.77%     3.77%     20.16%     to  20.46%
2008   7,194,179  20.10 to 20.49       147,375,114  1.52% to 1.77%     3.09%    -24.40%     to -24.21%
2007   8,873,343  26.59 to 27.03       239,833,843  1.52% to 1.77%     2.74%      6.54%     to   6.81%
2006  11,018,438  24.95 to 25.31       278,843,708  1.52% to 1.77%     3.14%      9.37%     to   9.64%
2005  13,938,800  22.82 to 23.08       321,733,604  1.52% to 1.77%     2.95%      3.13%     to   3.39%

Capital Appreciation Portfolio (Class 1)
2009   7,736,493  11.47 to 43.37(5)    328,926,042  1.52% to 1.77%     0.00%     34.36%     to  34.70%
2008   9,603,733   8.54 to 32.20(5)    300,820,039  1.52% to 1.77%     0.00%    -41.40%     to -41.25%
2007  12,544,886  14.57 to 54.81(5)    668,182,946  1.52% to 1.77%     0.33%     25.47%     to  25.78%
2006  15,756,681  11.61 to 43.57(5)    668,822,485  1.52% to 1.77%     0.14%      9.47%     to   9.74%
2005  19,508,840  10.61 to 39.70(5)    757,649,565  1.52% to 1.77%     0.29%      9.69%     to   9.96%

Government and Quality Bond Portfolio (Class 1)
2009   9,397,555  12.88 to 19.28       179,811,641  1.52% to 1.77%     4.66%      2.44%     to   2.69%
2008  11,993,175  12.57 to 18.78       223,101,020  1.52% to 1.77%     3.90%      2.50%     to   2.76%
2007  13,002,662  12.26 to 18.27       234,675,614  1.52% to 1.77%     3.75%      4.42%     to   4.69%
2006  15,018,602  11.75 to 17.46       259,295,419  1.52% to 1.77%     3.58%      1.49%     to   1.74%
2005  18,471,409  11.57 to 17.16       313,817,725  1.52% to 1.77%     3.79%      0.84%     to   1.09%

Growth Portfolio (Class 1)
2009   4,003,562  29.12 to 29.78       119,178,758  1.52% to 1.77%     1.12%     35.97%     to  36.31%
2008   4,907,778  21.42 to 21.85       107,186,478  1.52% to 1.77%     0.73%    -41.47%     to -41.32%
2007   6,556,944  36.59 to 37.23       244,036,963  1.52% to 1.77%     0.69%      8.26%     to   8.53%
2006   8,365,889  33.80 to 34.31       286,915,866  1.52% to 1.77%     0.60%     11.30%     to  11.58%
2005  10,505,079  30.37 to 30.75       322,928,294  1.52% to 1.77%     0.87%      5.25%     to   5.51%

Natural Resources Portfolio (Class 1)
2009   1,922,741  50.44 to 51.58        99,135,192  1.52% to 1.77%     1.47%     55.30%     to  55.68%
2008   2,237,556  32.48 to 33.13        74,109,970  1.52% to 1.77%     0.86%    -50.68%     to -50.56%
2007   3,208,730  65.85 to 67.01       214,948,823  1.52% to 1.77%     1.10%     37.74%     to  38.09%
2006   3,796,380  47.81 to 48.53       184,183,331  1.52% to 1.77%     0.63%     22.74%     to  23.05%
2005   4,551,838  38.95 to 39.44       179,488,507  1.52% to 1.77%     0.51%     43.55%     to  43.91%

Asset Allocation Portfolio (Class 2)
2009     534,495  23.52 to 24.37        12,952,662  1.52% to 1.97%     3.62%     19.74%     to  20.27%
2008     601,315  19.64 to 20.27        12,122,668  1.52% to 1.97%     2.93%    -24.66%     to -24.32%
2007     700,449  26.07 to 26.78        18,679,976  1.52% to 1.97%     2.69%      6.17%     to   6.65%
2006     715,105  24.56 to 25.11        17,890,649  1.52% to 1.97%     3.08%      8.99%     to   9.48%
2005     771,375  22.54 to 22.94        17,640,251  1.52% to 1.97%     2.89%      2.77%     to   3.23%

Capital Appreciation Portfolio (Class 2)
2009   1,599,362  41.90 to 43.22(5)     68,526,327  1.40% to 1.97%     0.00%     33.89%     to  34.66%
2008   2,019,308  31.30 to 32.10(5)     64,342,219  1.40% to 1.97%     0.00%    -41.62%     to -41.29%
2007   2,473,375  53.61 to 54.67(5)    134,461,434  1.40% to 1.97%     0.22%     25.07%     to  25.78%
2006   2,897,869  42.86 to 43.46(5)    125,440,101  1.40% to 1.97%     0.02%      9.08%     to   9.71%
2005   3,183,176  39.29 to 39.61(5)    125,735,996  1.40% to 1.97%     0.16%      9.30%     to   9.93%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
Government and Quality Bond Portfolio (Class 2)
2009   4,464,526  18.41 to 19.07        84,762,472  1.52% to 1.97%     4.53%      2.08%     to   2.54%
2008   5,547,521  18.04 to 18.60       102,765,344  1.52% to 1.97%     3.91%      2.15%     to   2.61%
2007   6,197,491  17.66 to 18.13       111,935,603  1.52% to 1.97%     3.63%      4.06%     to   4.53%
2006   6,773,799  16.97 to 17.34       117,062,386  1.52% to 1.97%     3.51%      1.14%     to   1.59%
2005   7,329,772  16.78 to 17.07       124,714,245  1.52% to 1.97%     3.78%      0.49%     to   0.94%

Growth Portfolio (Class 2)
2009   1,255,422  28.50 to 29.46        36,875,488  1.52% to 1.97%     0.91%     35.49%     to  36.10%
2008   1,528,935  21.03 to 21.64        33,008,654  1.52% to 1.97%     0.55%    -41.67%     to -41.41%
2007   1,878,339  36.06 to 36.94        69,224,882  1.52% to 1.97%     0.56%      7.89%     to   8.37%
2006   2,240,626  33.42 to 34.08        76,222,516  1.52% to 1.97%     0.47%     10.91%     to  11.41%
2005   2,499,894  30.13 to 30.59        76,357,097  1.52% to 1.97%     0.75%      4.88%     to   5.35%

Natural Resources Portfolio (Class 2)
2009     440,030  49.36 to 51.15        22,331,708  1.52% to 1.97%     1.23%     54.76%     to  55.45%
2008     542,243  31.90 to 32.90        17,710,051  1.52% to 1.97%     0.74%    -50.85%     to -50.63%
2007     677,466  64.90 to 66.65        44,896,542  1.52% to 1.97%     1.00%     37.27%     to  37.88%
2006     804,761  47.28 to 48.34        38,673,206  1.52% to 1.97%     0.53%     22.31%     to  22.86%
2005     847,774  38.66 to 39.34        33,185,413  1.52% to 1.97%     0.41%     43.05%     to  43.69%(6)

Asset Allocation Portfolio (Class 3)
2009     971,609  10.06 to 10.42(5)     22,884,366  1.15% to 2.30%     3.45%     19.66%(15) to  20.56%(6)
2008   1,020,520   8.42 to  8.64(5)     20,124,873  1.15% to 2.05%     2.83%    -25.07%     to -24.13%
2007   1,204,679  11.23 to 11.39(5)     31,765,835  1.15% to 2.05%     2.68%      5.72%     to   6.78%(6)
2006   1,134,571  10.63 to 10.67(5)     28,162,091  1.15% to 2.05%     3.41%      5.29%(9)  to   5.69%(9)(6)
2005     750,594  22.52 to 22.83        17,058,830  1.52% to 1.97%     2.92%      2.67%     to   3.13%

Capital Appreciation Portfolio (Class 3)
2009   8,852,152  10.56 to 10.91(5)    354,705,982  1.15% to 2.30%     0.00%     34.86%     to  34.98%(15)(6)
2008   9,645,069   7.91 to  8.09(5)    296,122,416  1.15% to 2.05%     0.00%    -41.70%     to -41.18%
2007   9,762,727  13.57 to 13.75(5)    521,705,334  1.15% to 2.05%     0.15%     24.76%     to  25.94%(6)
2006   9,288,929  10.88 to 10.92(5)    398,541,757  1.15% to 2.05%     0.00%      7.23%(9)  to   7.55%(9)(6)
2005   6,681,856  38.85 to 39.43       262,830,722  1.52% to 1.97%     0.08%      9.20%     to   9.69%

Government and Quality Bond Portfolio (Class 3)
2009  32,768,598  10.97 to 11.26(5)    598,222,501  1.15% to 2.30%     4.59%      0.84%(15) to   2.82%(6)
2008  31,721,186  10.72 to 10.95(5)    570,555,593  1.15% to 2.05%     4.06%      1.96%     to   2.88%
2007  31,310,811  10.52 to 10.65(5)    557,013,536  1.15% to 2.05%     3.80%      3.88%     to   4.81%(6)
2006  23,293,805  10.12 to 10.16(5)    399,803,235  1.15% to 2.05%     3.61%      1.03%(9)  to   1.37%(9)(6)
2005  17,250,525  16.73 to 17.00       292,427,365  1.52% to 1.97%     3.79%      0.39%     to   0.84%

Growth Portfolio (Class 3)
2009   5,241,332   9.21 to  9.49(5)    143,954,599  1.15% to 2.30%     0.77%     28.66%(15) to  36.47%
2008   6,266,233   6.79 to  6.95(5)    127,120,040  1.15% to 2.05%     0.44%    -41.76%     to -41.25%
2007   6,064,625  11.66 to 11.83(5)    218,730,283  1.15% to 2.05%     0.49%      7.41%     to   8.67%(6)
2006   5,660,379  10.86 to 10.89(5)    191,269,980  1.15% to 2.05%     0.41%      7.57%(9)  to   7.93%(9)(6)
2005   4,809,610  30.05 to 30.51       146,367,054  1.52% to 1.97%     0.70%      4.77%     to   5.25%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
Natural Resources Portfolio (Class 3)
2009   3,269,902  10.78 to 11.19(5)    150,922,682  1.15% to 2.30%     1.09%     29.29%(15) to  55.87%
2008   3,603,233   6.98 to  7.18(5)    109,563,013  1.15% to 2.05%     0.66%    -50.95%     to -50.50%
2007   3,133,647  14.22 to 14.50(5)    200,622,720  1.15% to 2.05%     0.97%     36.41%     to  38.23%(6)
2006   2,461,054  10.43 to 10.49(5)    116,871,760  1.15% to 2.05%     0.50%      3.04%(9)  to   3.75%(9)(6)
2005   1,488,282  38.48 to 39.09        57,999,175  1.52% to 1.97%     0.34%     42.92%     to  43.55%

Aggressive Growth Portfolio (Class 1)
2009   2,788,887   5.76 to 11.14        30,938,865  1.52% to 1.77%     0.14%     38.02%     to  38.36%
2008   3,401,679   4.18 to  8.05        27,224,036  1.52% to 1.77%     0.61%    -53.47%     to -53.35%
2007   4,460,489   8.97 to 17.25        76,503,300  1.52% to 1.77%     0.55%     -2.23%     to  -1.99%
2006   5,927,405   9.18 to 17.60       103,875,273  1.52% to 1.77%     0.10%     11.31%     to  11.58%(6)
2005   7,756,045   8.25 to 15.78       121,925,535  1.52% to 1.77%     0.00%      6.83%     to   7.10%

Alliance Growth Portfolio (Class 1)
2009   7,055,815   8.12 to 30.34       212,426,679  1.52% to 1.77%     0.61%     38.56%     to  38.91%
2008   8,824,481   5.86 to 21.84       190,007,995  1.52% to 1.77%     0.15%    -41.78%     to -41.63%
2007  11,463,534  10.07 to 37.42       423,159,668  1.52% to 1.77%     0.05%     12.60%     to  12.88%
2006  15,611,799   8.94 to 33.15       511,866,141  1.52% to 1.77%     0.12%     -0.99%     to  -0.75%
2005  20,472,605   9.03 to 33.40       677,466,507  1.52% to 1.77%     0.38%     14.58%     to  14.86%(6)

Balanced Portfolio (Class 1)
2009   3,636,635   8.37 to 15.18        54,170,244  1.52% to 1.77%     3.40%     21.85%     to  22.16%
2008   4,198,298   6.87 to 12.43        51,897,036  1.52% to 1.77%     3.23%    -27.19%     to -27.01%
2007   5,601,380   9.44 to 17.02        94,817,626  1.52% to 1.77%     2.76%      3.55%     to   3.81%
2006   7,256,521   9.11 to 16.40       118,416,104  1.52% to 1.77%     2.59%      8.92%     to   9.19%
2005   9,426,437   8.37 to 15.02       140,851,928  1.52% to 1.77%     2.33%      0.11%     to   0.36%

Blue Chip Growth Portfolio (Class 1)
2009   1,542,759   5.65 to  7.03         8,996,959  1.52% to 1.77%     0.34%     34.44%     to  34.78%
2008   1,575,290   4.20 to  5.22         6,818,684  1.52% to 1.77%     0.40%    -40.07%     to -39.92%
2007   2,329,044   7.02 to  8.69        16,771,820  1.52% to 1.77%     0.33%     12.07%     to  12.35%
2006   2,693,153   6.26 to  7.73        17,265,461  1.52% to 1.77%     0.23%      4.71%     to   4.97%
2005   3,948,546   5.98 to  7.37        24,055,659  1.52% to 1.77%     0.59%      0.75%     to   1.00%

Capital Growth Portfolio (Class 1)
2009   1,168,646   6.82 to  6.98         8,146,440  1.52% to 1.77%     0.00%     40.98%     to  41.33%
2008   1,112,899   4.84 to  4.94         5,488,291  1.52% to 1.77%     0.00%    -46.13%     to -45.99%
2007   1,483,536   8.99 to  9.15        13,549,487  1.52% to 1.77%     1.12%     11.56%     to  11.84%
2006   1,769,810   8.05 to  8.18        14,457,352  1.52% to 1.77%     0.30%     14.61%     to  14.89%
2005   2,095,442   7.03 to  7.12        14,900,856  1.52% to 1.77%     0.44%      1.79%     to   2.04%

Cash Management Portfolio (Class 1)
2009   7,890,791  10.31 to 13.54       106,567,407  1.52% to 1.77%     2.09%     -1.71%     to  -1.46%
2008  13,589,028  10.49 to 13.74       186,373,001  1.52% to 1.77%     3.70%     -0.59%     to  -0.35%
2007  11,415,409  10.55 to 13.79       157,085,537  1.52% to 1.77%     3.75%      2.68%     to   2.93%
2006   9,554,341  10.28 to 13.39       127,627,207  1.52% to 1.77%     2.57%      2.80%     to   3.05%
2005   9,367,344  10.00 to 13.00       121,430,235  1.52% to 1.77%     1.04%      0.99%     to   1.24%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
Corporate Bond Portfolio (Class 1)
2009   5,837,425  21.36 to 21.85       127,454,013  1.52% to 1.77%     6.18%     28.68%     to  29.00%
2008   6,240,647  16.60 to 16.94       105,636,170  1.52% to 1.77%     4.24%     -9.40%     to  -9.17%
2007   7,818,914  18.32 to 18.65       145,719,768  1.52% to 1.77%     3.85%      3.63%     to   3.89%
2006   8,696,448  17.68 to 17.95       156,032,513  1.52% to 1.77%     4.27%      4.00%     to   4.26%
2005  10,147,415  17.00 to 17.22       174,651,502  1.52% to 1.77%     4.46%      0.12%     to   0.37%

Davis Venture Value Portfolio (Class 1)
2009  17,402,626  10.97 to 32.53       560,675,687  1.52% to 1.77%     1.60%     31.16%     to  31.49%
2008  21,525,126   8.36 to 24.74       525,791,927  1.52% to 1.77%     1.57%    -39.24%     to -39.09%
2007  28,232,833  13.77 to 40.62     1,132,762,035  1.52% to 1.77%     0.85%      3.80%     to   4.06%
2006  35,548,548  13.26 to 39.03     1,372,722,485  1.52% to 1.77%     0.97%     13.29%     to  13.57%
2005  43,943,760  11.71 to 34.37     1,496,562,341  1.52% to 1.77%     0.97%      8.67%     to   8.94%

"Dogs" of Wall Street Portfolio (Class 1)
2009   1,777,635  10.56 to 10.80        19,185,423  1.52% to 1.77%     4.80%     18.04%     to  18.34%
2008   2,229,026   8.94 to  9.13        20,330,702  1.52% to 1.77%     3.18%    -27.88%     to -27.70%
2007   2,886,729  12.40 to 12.62        36,420,354  1.52% to 1.77%     2.36%     -3.65%     to  -3.41%
2006   4,108,875  12.87 to 13.07        53,675,570  1.52% to 1.77%     2.50%     19.52%     to  19.81%
2005   5,091,088  10.77 to 10.91        55,512,513  1.52% to 1.77%     2.27%     -4.44%     to  -4.20%

Emerging Markets Portfolio (Class 1)
2009   3,502,327  19.48 to 29.82        69,854,315  1.52% to 1.77%     0.00%     73.56%     to  73.99%
2008   3,636,407  11.22 to 17.14        41,703,578  1.52% to 1.77%     1.44%    -57.38%     to -57.27%
2007   5,540,449  26.33 to 40.11       148,654,454  1.52% to 1.77%     1.92%     38.91%     to  39.25%
2006   6,586,154  18.95 to 28.80       126,882,022  1.52% to 1.77%     0.91%     28.81%     to  29.13%
2005   8,139,591  14.71 to 22.31       121,396,530  1.52% to 1.77%     0.34%     34.81%     to  35.14%(6)

Equity Opportunities Portfolio (Class 1)
2009   2,272,164  15.85 to 16.22        36,813,569  1.52% to 1.77%     1.31%     29.78%     to  30.10%
2008   2,848,230  12.21 to 12.46        35,474,098  1.52% to 1.77%     1.45%    -39.55%     to -39.40%
2007   3,858,303  20.20 to 20.57        79,309,576  1.52% to 1.77%     1.64%     -1.65%     to  -1.40%
2006   5,190,000  20.54 to 20.86       108,217,271  1.52% to 1.77%     1.53%     14.65%     to  14.94%
2005   6,941,211  17.92 to 18.15       125,937,063  1.52% to 1.77%     1.49%      2.84%     to   3.09%

Fundamental Growth Portfolio (Class 1)
2009   3,252,503   6.33 to 15.69        50,737,315  1.52% to 1.77%     0.00%     33.59%     to  33.93%
2008   3,874,789   4.74 to 11.72        45,125,727  1.52% to 1.77%     0.00%    -45.81%     to -45.67%
2007   4,922,503   8.74 to 21.57       105,460,035  1.52% to 1.77%     0.00%     13.13%     to  13.41%
2006   6,573,329   7.73 to 19.02       124,318,991  1.52% to 1.77%     0.02%      3.93%     to   4.19%
2005   8,783,260   7.44 to 18.25       159,424,404  1.52% to 1.77%     0.58%      4.21%     to   4.47%

Global Bond Portfolio (Class 1)
2009   2,805,022  13.98 to 21.77        60,695,476  1.52% to 1.77%     3.41%      5.61%     to   5.88%
2008   3,232,771  13.23 to 20.56        65,988,275  1.52% to 1.77%     2.95%      3.81%     to   4.07%
2007   3,725,872  12.75 to 19.75        72,916,266  1.52% to 1.77%     0.59%      9.43%     to   9.70%
2006   3,699,912  11.65 to 18.01        66,045,775  1.52% to 1.77%     8.87%      2.05%     to   2.30%
2005   4,424,400  11.42 to 17.60        77,386,541  1.52% to 1.77%     3.10%      2.75%     to   3.01%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
Global Equities Portfolio (Class 1)
2009   3,656,933   8.46 to 18.83        68,658,954  1.52% to 1.77%     2.83%     27.13%     to  27.45%
2008   4,455,237   6.66 to 14.77        65,401,932  1.52% to 1.77%     2.10%    -44.39%     to -44.25%
2007   5,972,702  11.97 to 26.50       157,423,591  1.52% to 1.77%     1.16%      9.91%     to  10.18%
2006   7,394,159  10.89 to 24.05       176,964,120  1.52% to 1.77%     0.88%     21.70%     to  22.00%
2005   8,990,627   8.95 to 19.71       176,433,813  1.52% to 1.77%     0.27%     13.76%     to  14.04%(6)

Growth Opportunities Portfolio (Class 1)
2009   2,146,854   4.89 to  4.99        10,714,078  1.52% to 1.77%     0.00%     16.18%     to  16.47%
2008   2,415,458   4.21 to  4.29        10,348,589  1.52% to 1.77%     0.00%    -37.01%     to -36.85%
2007   3,277,374   6.68 to  6.79        22,236,254  1.52% to 1.77%     0.00%     19.43%     to  19.73%
2006   3,697,904   5.59 to  5.67        20,956,363  1.52% to 1.77%     0.00%     11.45%     to  11.73%
2005   2,903,895   5.02 to  5.07        14,730,534  1.52% to 1.77%     0.00%      5.77%     to   6.03%

Growth-Income Portfolio (Class 1)
2009   6,654,865   7.63 to 24.60       161,401,177  1.52% to 1.77%     1.44%     25.93%     to  26.24%
2008   8,268,914   6.06 to 19.49       158,513,305  1.52% to 1.77%     1.05%    -43.91%     to -43.77%
2007  10,811,269  10.80 to 34.65       367,388,712  1.52% to 1.77%     0.89%      9.17%     to   9.44%
2006  14,413,766   9.90 to 31.66       449,064,125  1.52% to 1.77%     0.70%      5.54%     to   5.81%
2005  18,999,995   9.38 to 29.92       560,747,209  1.52% to 1.77%     0.54%      5.32%     to   5.58%(6)

High-Yield Bond Portfolio (Class 1)
2009   4,656,578  19.25 to 19.67        91,538,604  1.52% to 1.77%     9.12%     39.53%     to  39.88%
2008   4,774,549  13.80 to 14.06        67,100,538  1.52% to 1.77%    10.11%    -33.35%     to -33.18%
2007   6,081,847  20.70 to 21.04       127,924,639  1.52% to 1.77%     7.12%     -0.40%     to  -0.15%
2006   8,694,111  20.79 to 21.07       183,161,973  1.52% to 1.77%     7.61%     12.66%     to  12.94%
2005  10,415,282  18.45 to 18.66       194,304,447  1.52% to 1.77%     8.88%      6.96%     to   7.23%

International Diversified Equities Portfolio (Class 1)
2009   5,137,601  12.27 to 12.55        64,426,394  1.52% to 1.77%     1.37%     26.88%     to  27.20%
2008   6,544,110   9.67 to  9.86        64,521,307  1.52% to 1.77%     3.16%    -40.53%     to -40.38%
2007   8,416,582  16.26 to 16.54       139,192,910  1.52% to 1.77%     2.01%     13.33%     to  13.61%
2006  10,209,822  14.35 to 14.56       148,632,225  1.52% to 1.77%     0.41%     21.29%     to  21.59%
2005  11,973,066  11.83 to 11.98       143,352,493  1.52% to 1.77%     1.48%     11.78%     to  12.06%

International Growth and Income Portfolio (Class 1)
2009   5,364,931   9.39 to 13.39        71,179,908  1.52% to 1.77%     0.00%     25.52%     to  25.83%
2008   6,860,589   7.48 to 10.64        72,266,380  1.52% to 1.77%     2.64%    -46.86%     to -46.73%
2007  10,137,855  14.08 to 19.97       200,680,648  1.52% to 1.77%     1.54%      5.29%     to   5.55%
2006  12,387,765  13.37 to 18.92       232,588,695  1.52% to 1.77%     1.30%     24.82%     to  25.13%
2005  13,993,625  10.71 to 15.12       209,984,834  1.52% to 1.77%     0.85%     12.28%     to  12.56%

Marsico Focused Growth Portfolio (Class 1)
2009   1,822,557  10.02 to 10.25        18,645,644  1.52% to 1.77%     0.80%     28.41%     to  28.73%
2008   2,572,784   7.80 to  7.96        20,454,275  1.52% to 1.77%     0.44%    -41.86%     to -41.71%
2007   3,577,168  13.42 to 13.66        48,795,490  1.52% to 1.77%     0.19%     11.66%     to  11.94%
2006   4,898,463  12.02 to 12.21        59,722,391  1.52% to 1.77%     0.00%      6.68%     to   6.95%
2005   5,993,627  11.27 to 11.41        68,345,854  1.52% to 1.77%     0.00%      8.77%     to   9.04%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
MFS Massachusetts Investors Trust Portfolio (Class 1)
2009   3,136,517   9.53 to 21.25        66,226,571  1.52% to 1.77%     1.34%     24.51%     to  24.83%
2008   3,684,767   7.66 to 17.02        62,320,505  1.52% to 1.77%     0.95%    -33.63%     to -33.46%
2007   4,731,631  11.53 to 25.58       120,201,972  1.52% to 1.77%     1.10%      8.63%     to   8.91%
2006   6,089,977  10.62 to 23.49       142,284,797  1.52% to 1.77%     0.67%     11.20%     to  11.48%
2005   7,919,315   9.55 to 21.07       166,238,426  1.52% to 1.77%     0.77%      5.84%     to   6.10%(6)

MFS Total Return Portfolio (Class 1)
2009   8,051,986  11.79 to 25.85       205,782,136  1.52% to 1.77%     3.80%     16.40%     to  16.69%
2008   9,794,360  10.13 to 22.16       214,130,913  1.52% to 1.77%     3.03%    -23.39%     to -23.20%
2007  12,819,292  13.22 to 28.85       364,898,447  1.52% to 1.77%     2.49%      2.41%     to   2.67%
2006  15,505,974  12.91 to 28.10       429,872,722  1.52% to 1.77%     2.30%     10.03%     to  10.31%
2005  19,397,126  11.73 to 25.47       488,726,740  1.52% to 1.77%     2.11%      1.24%     to   1.49%

Mid-Cap Growth Portfolio (Class 1)
2009   4,479,793   5.72 to  9.81        43,422,346  1.52% to 1.77%     0.00%     39.93%     to  40.28%
2008   5,294,777   4.09 to  7.00        36,492,261  1.52% to 1.77%     0.00%    -44.36%     to -44.22%
2007   6,872,375   7.35 to 12.54        85,043,221  1.52% to 1.77%     0.24%     14.89%     to  15.18%
2006   9,175,798   6.39 to 10.89        98,751,287  1.52% to 1.77%     0.00%      0.77%     to   1.02%
2005  11,316,233   6.34 to 10.78       120,741,874  1.52% to 1.77%     0.00%      1.38%     to   1.63%

Real Estate Portfolio (Class 1)
2009   1,874,898  18.40 to 18.82        35,267,388  1.52% to 1.77%     2.18%     27.51%     to  27.83%
2008   2,414,836  14.43 to 14.72        35,535,662  1.52% to 1.77%     3.24%    -44.88%     to -44.74%
2007   3,201,604  26.17 to 26.64        85,266,112  1.52% to 1.77%     1.23%    -15.85%     to -15.64%
2006   4,877,438  31.10 to 31.58       153,981,034  1.52% to 1.77%     1.31%     32.13%     to  32.46%
2005   5,696,302  23.54 to 23.84       135,771,300  1.52% to 1.77%     1.93%     11.31%     to  11.58%

Technology Portfolio (Class 1)
2009   6,314,247   2.01 to  2.06        12,983,385  1.52% to 1.77%     0.00%     47.77%     to  48.14%
2008   4,765,186   1.36 to  1.39         6,613,662  1.52% to 1.77%     0.00%    -52.00%     to -51.88%
2007   7,840,652   2.84 to  2.89        22,615,569  1.52% to 1.77%     0.00%     19.80%     to  20.10%
2006   6,722,580   2.37 to  2.40        16,146,229  1.52% to 1.77%     0.00%     -0.65%     to  -0.40%
2005   8,755,032   2.38 to  2.41        21,113,755  1.52% to 1.77%     0.00%     -1.96%     to  -1.71%

Telecom Utility Portfolio (Class 1)
2009   1,265,801  14.18 to 14.50        18,344,257  1.52% to 1.77%     5.49%     29.75%     to  30.07%
2008   1,616,772  10.93 to 11.15        18,013,981  1.52% to 1.77%     2.11%    -38.54%     to -38.39%
2007   2,167,856  17.78 to 18.09        39,204,694  1.52% to 1.77%     2.85%     18.79%     to  19.09%
2006   2,662,249  14.97 to 15.19        40,433,257  1.52% to 1.77%     3.72%     24.29%     to  24.60%
2005   2,789,284  12.04 to 12.19        34,000,852  1.52% to 1.77%     4.07%      4.65%     to   4.91%

Total Return Bond Portfolio (Class 1)
2009   2,577,207  24.79 to 25.31        65,207,913  1.52% to 1.77%     2.12%      9.63%     to   9.91%
2008   1,956,044  22.62 to 23.03        45,035,267  1.52% to 1.77%     3.72%      3.23%     to   3.49%
2007   1,970,247  21.91 to 22.25        43,832,167  1.52% to 1.77%     6.27%      3.70%     to   3.96%
2006   2,461,174  21.13 to 21.40        52,673,320  1.52% to 1.77%     7.21%      7.72%     to   7.98%
2005   3,031,147  19.61 to 19.82        60,077,709  1.52% to 1.77%     7.57%      5.43%     to   5.69%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
Aggressive Growth Portfolio (Class 2)
2009     378,666  10.62 to 10.99         4,144,577   1.52% to 1.97%    0.00%     37.54%     to  38.16%
2008     454,637   7.72 to  7.95         3,603,297  1.52% to 1.97%     0.40%    -53.64%     to -53.43%
2007     649,125  16.66 to 17.07        11,044,347  1.52% to 1.97%     0.44%     -2.58%     to  -2.13%
2006     722,278  17.10 to 17.45        12,572,833  1.52% to 1.97%     0.00%     10.89%     to  11.42%
2005     844,654  15.42 to 15.66        13,205,800  1.52% to 1.97%     0.00%      6.46%     to   6.93%

Alliance Growth Portfolio (Class 2)
2009   1,084,271  28.86 to 30.32(5)     32,274,906  1.40% to 1.97%     0.45%     38.08%     to  38.87%(6)
2008   1,351,180  20.90 to 21.84        28,993,766  1.40% to 1.97%     0.00%    -41.98%     to -41.65%(6)
2007   1,605,788  36.03 to 37.42        59,148,406  1.40% to 1.97%     0.00%     12.20%     to  12.84%
2006   1,976,451  32.11 to 33.17        64,611,386  1.40% to 1.97%     0.00%     -1.34%     to  -0.78%
2005   2,245,783  32.55 to 33.42        74,076,893  1.40% to 1.97%     0.26%     14.18%     to  14.83%

Balanced Portfolio (Class 2)
2009     671,755  14.49 to 14.99        10,026,950  1.52% to 1.97%     3.21%     21.43%     to  21.98%
2008     771,892  11.94 to 12.29         9,448,247  1.52% to 1.97%     3.22%    -27.44%     to -27.12%
2007     954,994  16.45 to 16.86        16,049,705  1.52% to 1.97%     2.69%      3.21%     to   3.67%
2006   1,107,982  15.94 to 16.26        17,968,924  1.52% to 1.97%     2.55%      8.54%     to   9.03%
2005   1,299,119  14.69 to 14.91        19,333,865  1.52% to 1.97%     2.27%     -0.24%     to   0.21%

Blue Chip Growth Portfolio (Class 2)
2009     792,233   5.54 to  5.72         4,515,802  1.52% to 1.97%     0.16%     33.96%     to  34.57%
2008     965,310   4.13 to  4.25         4,093,376  1.52% to 1.97%     0.26%    -40.28%     to -40.01%
2007   1,243,244   6.92 to  7.09         8,792,084  1.52% to 1.97%     0.19%     11.67%     to  12.18%
2006   1,561,072   6.20 to  6.32         9,841,301  1.52% to 1.97%     0.10%      4.34%     to   4.81%
2005   1,793,058   5.94 to  6.03        10,793,351  1.52% to 1.97%     0.43%      0.39%     to   0.85%

Capital Growth Portfolio (Class 2)
2009     405,486   6.67 to  6.90         2,785,753  1.52% to 1.97%     0.00%     40.49%     to  41.12%
2008     493,298   4.75 to  4.89         2,403,118  1.52% to 1.97%     0.00%    -46.31%     to -46.07%
2007     633,367   8.85 to  9.06         5,719,187  1.52% to 1.97%     1.03%     11.17%     to  11.67%
2006     705,678   7.96 to  8.12         5,708,987  1.52% to 1.97%     0.18%     14.21%     to  14.72%
2005     775,921   6.97 to  7.07         5,477,982  1.52% to 1.97%     0.34%      1.42%     to   1.89%

Cash Management Portfolio (Class 2)
2009   2,618,132  12.94 to 13.37        34,903,610  1.52% to 1.97%     2.00%     -2.05%     to  -1.61%
2008   4,347,197  13.21 to 13.59        58,908,289  1.52% to 1.97%     3.45%     -0.94%     to  -0.50%
2007   4,220,513  13.34 to 13.66        57,514,246  1.52% to 1.97%     3.52%      2.32%     to   2.78%
2006   3,461,044  13.04 to 13.29        45,910,005  1.52% to 1.97%     2.35%      2.44%     to   2.90%
2005   3,274,033  12.73 to 12.91        42,210,412  1.52% to 1.97%     0.77%      0.57%     to   1.09%

Corporate Bond Portfolio (Class 2)
2009   1,979,008  20.86 to 21.59        42,571,679  1.52% to 1.97%     6.04%     28.23%     to  28.81%
2008   2,152,104  16.27 to 16.76        35,956,658  1.52% to 1.97%     4.05%     -9.71%     to  -9.31%
2007   2,630,945  18.02 to 18.48        48,501,854  1.52% to 1.97%     3.77%      3.26%     to   3.73%
2006   2,841,192  17.45 to 17.82        50,505,302  1.52% to 1.97%     4.12%      3.64%     to   4.10%
2005   3,136,037  16.83 to 17.11        53,570,302  1.52% to 1.97%     4.42%     -0.23%     to   0.22%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
Davis Venture Value Portfolio (Class 2)
2009   2,890,453  30.99 to 32.51        92,523,475  1.40% to 1.97%     1.40%     30.71%     to  31.45%
2008   3,585,624  23.71 to 24.73        87,438,866  1.40% to 1.97%     1.41%    -39.46%     to -39.11%
2007   4,596,592  39.16 to 40.61       184,372,113  1.40% to 1.97%     0.74%      3.44%     to   4.03%
2006   5,345,015  37.86 to 39.04       206,374,587  1.40% to 1.97%     0.87%     12.89%     to  13.53%
2005   5,951,410  33.54 to 34.38       202,665,477  1.40% to 1.97%     0.87%      8.29%     to   8.91%

"Dogs" of Wall Street Portfolio (Class 2)
2009     690,646  10.34 to 10.68         7,348,853  1.52% to 1.97%     4.61%     17.63%     to  18.16%
2008     831,949   8.79 to  9.04         7,493,474  1.52% to 1.97%     3.06%    -28.14%     to -27.81%
2007   1,095,283  12.24 to 12.52        13,674,579  1.52% to 1.97%     2.32%     -3.99%     to  -3.56%
2006   1,394,125  12.74 to 12.99        18,049,279  1.52% to 1.97%     2.37%     19.10%     to  19.63%
2005   1,669,202  10.70 to 10.85        18,073,453  1.52% to 1.97%     2.31%     -4.78%     to  -4.35%

Emerging Markets Portfolio (Class 2)
2009     659,530  19.02 to 19.67        12,935,073  1.52% to 1.97%     0.00%     72.95%     to  73.73%
2008     750,608  11.00 to 11.32         8,475,790  1.52% to 1.97%     1.30%    -57.53%     to -57.34%
2007   1,187,756  25.89 to 26.54        31,441,510  1.52% to 1.97%     1.84%     38.43%     to  39.05%
2006   1,282,729  18.70 to 19.09        24,419,039  1.52% to 1.97%     0.84%     28.36%     to  28.94%
2005   1,312,679  14.57 to 14.80        19,388,777  1.52% to 1.97%     0.24%     34.33%     to  34.94%

Equity Opportunities Portfolio (Class 2)
2009     481,438  15.47 to 16.02         7,683,010  1.52% to 1.97%     1.10%     29.33%     to  29.91%
2008     595,320  11.96 to 12.33         7,314,519  1.52% to 1.97%     1.33%    -39.76%     to -39.49%
2007     727,508  19.85 to 20.38        14,780,533  1.52% to 1.97%     1.56%     -2.00%     to  -1.55%
2006     882,899  20.26 to 20.70        18,225,950  1.52% to 1.97%     1.46%     14.25%     to  14.77%
2005   1,056,981  17.73 to 18.04        19,019,597  1.52% to 1.97%     1.41%      2.47%     to   2.94%

Foreign Value Portfolio (Class 2)
2009   2,430,323  15.98 to 16.74        40,616,081  1.52% to 1.97%     2.71%     27.53%     to  28.11%
2008   2,825,852  12.53 to 13.07        36,871,951  1.52% to 1.97%     2.78%    -42.11%     to -41.85%
2007   3,365,594  21.65 to 22.47        75,531,447  1.52% to 1.97%     1.76%     11.95%     to  12.46%
2006   3,868,694  19.34 to 19.98        77,225,840  1.52% to 1.97%     1.02%     24.69%     to  25.25%
2005   4,123,859  15.51 to 15.95        65,728,196  1.52% to 1.97%     0.00%      7.90%     to   8.37%

Fundamental Growth Portfolio (Class 2)
2009     222,395  14.96 to 15.49         3,428,999  1.52% to 1.97%     0.00%     33.12%     to  33.73%
2008     261,738  11.24 to 11.59         3,020,623  1.52% to 1.97%     0.00%    -45.99%     to -45.75%
2007     318,015  20.81 to 21.36         6,766,692  1.52% to 1.97%     0.00%     12.79%     to  13.29%
2006     385,960  18.45 to 18.85         7,254,435  1.52% to 1.97%     0.00%      3.57%     to   4.03%
2005     494,045  17.81 to 18.12         8,933,244  1.52% to 1.97%     0.47%      3.84%     to   4.31%

Global Bond Portfolio (Class 2)
2009     754,806  20.80 to 21.49        16,169,165  1.52% to 1.97%     3.26%      5.24%     to   5.72%
2008     906,808  19.77 to 20.32        18,379,687  1.52% to 1.97%     3.00%      3.45%     to   3.91%
2007     923,705  19.11 to 19.56        18,024,074  1.52% to 1.97%     0.42%      9.05%     to   9.54%
2006     918,963  17.52 to 17.86        16,374,097  1.52% to 1.97%     9.13%      1.69%     to   2.15%
2005     966,703  17.23 to 17.48        16,870,464  1.52% to 1.97%     3.28%      2.39%     to   2.86%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
Global Equities Portfolio (Class 2)
2009     421,316  18.04 to 18.83(5)      7,833,355  1.40% to 1.97%     2.67%     26.68%     to  27.41%(6)
2008     492,240  14.24 to 14.78(5)      7,189,938  1.40% to 1.97%     1.85%    -44.58%     to -44.26%
2007     739,069  25.69 to 26.51(5)     19,379,314  1.40% to 1.97%     1.08%      9.52%     to  10.15%
2006     762,141  23.46 to 24.07(5)     18,163,322  1.40% to 1.97%     0.82%     21.27%     to  21.97%
2005     728,068  19.34 to 19.73(5)     14,236,176  1.40% to 1.97%     0.15%     13.36%     to  14.01%

Growth Opportunities Portfolio (Class 2)
2009     941,439   4.77 to  4.94         4,632,616  1.52% to 1.97%     0.00%     15.78%     to  16.30%
2008     996,083   4.12 to  4.25         4,216,280  1.52% to 1.97%     0.00%    -37.23%     to -36.94%
2007   1,364,018   6.56 to  6.74         9,154,888  1.52% to 1.97%     0.00%     19.01%     to  19.55%
2006   1,553,271   5.51 to  5.64         8,723,039  1.52% to 1.97%     0.00%     11.06%     to  11.56%
2005   1,192,495   4.96 to  5.05         6,012,922  1.52% to 1.97%     0.00%      5.40%     to   5.87%

Growth-Income Portfolio (Class 2)
2009     469,037  23.41 to 24.26        11,325,724  1.52% to 1.97%     1.21%     25.49%     to  26.06%
2008     621,649  18.66 to 19.25        11,915,819  1.52% to 1.97%     0.87%    -44.11%     to -43.85%
2007     848,272  33.38 to 34.28        28,979,639  1.52% to 1.97%     0.78%      8.79%     to   9.28%
2006   1,053,667  30.68 to 31.37        32,960,191  1.52% to 1.97%     0.59%      5.17%     to   5.65%
2005   1,227,675  29.17 to 29.69        36,371,175  1.52% to 1.97%     0.42%      4.95%     to   5.43%

High-Yield Bond Portfolio (Class 2)
2009   1,150,553  18.74 to 19.42        22,246,264  1.52% to 1.97%     8.90%     39.05%     to  39.67%
2008   1,090,907  13.48 to 13.91        15,118,489  1.52% to 1.97%     9.82%    -33.58%     to -33.28%
2007   1,491,422  20.30 to 20.84        30,982,321  1.52% to 1.97%     7.08%     -0.74%     to  -0.30%
2006   1,877,778  20.45 to 20.91        39,148,300  1.52% to 1.97%     7.75%     12.26%     to  12.77%
2005   2,033,766  18.21 to 18.54        37,619,765  1.52% to 1.97%     9.40%      6.51%     to   7.07%

International Diversified Equities Portfolio (Class 2)
2009   2,427,191  12.00 to 12.40        30,021,823  1.52% to 1.97%     1.21%     26.44%     to  27.01%
2008   2,942,098   9.49 to  9.77        28,661,259  1.52% to 1.97%     3.13%    -40.74%     to -40.47%
2007   3,499,414  16.02 to 16.40        57,269,092  1.52% to 1.97%     1.94%     12.93%     to  13.44%
2006   4,030,252  14.18 to 14.46        58,163,917  1.52% to 1.97%     0.31%     20.87%     to  21.41%
2005   4,438,672  11.73 to 11.91        52,774,309  1.52% to 1.97%     1.43%     11.40%     to  11.90%

International Growth and Income Portfolio (Class 2)
2009   1,046,103  12.84 to 13.24        13,799,411  1.52% to 1.97%     0.00%     25.08%     to  25.64%
2008   1,254,873  10.27 to 10.54        13,180,687  1.52% to 1.97%     2.45%    -47.04%     to -46.80%
2007   1,818,911  19.39 to 19.81        35,944,347  1.52% to 1.97%     1.45%      4.92%     to   5.39%
2006   2,119,991  18.48 to 18.80        39,761,875  1.52% to 1.97%     1.22%     24.38%     to  24.94%
2005   2,229,312  14.86 to 15.04        33,475,092  1.52% to 1.97%     0.74%     11.89%     to  12.39%

Marsico Focused Growth Portfolio (Class 2)
2009   2,015,612   9.93 to 10.12        20,351,645  1.52% to 1.77%     0.62%     28.22%     to  28.54%
2008   2,511,164   7.74 to  7.87        19,729,754  1.52% to 1.77%     0.32%    -41.95%     to -41.80%
2007   3,098,296  13.34 to 13.53        41,823,533  1.52% to 1.77%     0.06%     11.49%     to  11.77%
2006   3,626,862  11.96 to 12.11        43,827,566  1.52% to 1.77%     0.00%      6.52%     to   6.79%
2005   4,104,780  11.23 to 11.34        46,464,676  1.52% to 1.77%     0.00%      8.61%     to   8.88%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
MFS Massachusetts Investors Trust Portfolio (Class 2)
2009     708,044  20.37 to 21.01        14,828,965  1.52% to 1.97%     1.19%     24.07%     to  24.64%
2008     791,605  16.42 to 16.86        13,304,132  1.52% to 1.97%     0.82%    -33.86%     to -33.56%
2007     937,193  24.82 to 25.37        23,715,821  1.52% to 1.97%     1.01%      8.25%     to   8.74%
2006   1,118,535  22.93 to 23.33        26,036,977  1.52% to 1.97%     0.56%     10.81%     to  11.31%
2005   1,306,956  20.69 to 20.96        27,344,095  1.52% to 1.97%     0.65%      5.46%     to   5.94%

MFS Total Return Portfolio (Class 2)
2009   2,504,856  24.69 to 25.54        63,751,431  1.52% to 1.97%     3.65%     16.00%     to  16.52%
2008   3,096,393  21.28 to 21.92        67,652,883  1.52% to 1.97%     2.85%    -23.66%     to -23.31%
2007   4,204,979  27.88 to 28.58       119,855,497  1.52% to 1.97%     2.43%      2.05%     to   2.51%
2006   4,834,111  27.32 to 27.88       134,471,263  1.52% to 1.97%     2.22%      9.65%     to  10.14%
2005   5,597,294  24.92 to 25.32       141,431,354  1.52% to 1.97%     2.02%      0.88%     to   1.34%

Mid-Cap Growth Portfolio (Class 2)
2009   2,160,082   9.36 to  9.81        20,869,437  1.40% to 1.97%     0.00%     39.44%     to  40.24%
2008   2,663,058   6.71 to  6.99        18,376,734  1.40% to 1.97%     0.00%    -44.55%     to -44.23%
2007   3,266,960  12.10 to 12.54        40,461,275  1.40% to 1.97%     0.12%     14.49%     to  15.14%
2006   3,875,649  10.57 to 10.89        41,762,710  1.40% to 1.97%     0.00%      0.42%     to   0.99%
2005   4,509,492  10.53 to 10.78        48,180,986  1.40% to 1.97%     0.00%      1.02%     to   1.60%

Real Estate Portfolio (Class 2)
2009     582,785  17.98 to 18.59        10,789,261  1.52% to 1.97%     2.00%     27.07%     to  27.64%
2008     702,589  14.15 to 14.57        10,191,024  1.52% to 1.97%     2.88%    -45.07%     to -44.82%
2007     940,405  25.76 to 26.40        24,726,909  1.52% to 1.97%     1.14%    -16.14%     to -15.76%
2006   1,235,674  30.72 to 31.34        38,602,878  1.52% to 1.97%     1.23%     31.67%     to  32.26%
2005   1,307,417  23.33 to 23.70        30,902,945  1.52% to 1.97%     1.88%     10.92%     to  11.42%

Small & Mid Cap Value Portfolio (Class 2)
2009   1,604,202  15.98 to 16.53        26,447,744  1.52% to 1.97%     0.71%     39.50%     to  40.13%
2008   1,959,032  11.46 to 11.79        23,050,950  1.52% to 1.97%     0.31%    -36.36%     to -36.08%
2007   2,435,210  18.00 to 18.45        44,841,243  1.52% to 1.97%     0.51%     -0.33%     to   0.12%
2006   2,638,074  18.06 to 18.43        48,539,371  1.52% to 1.97%     0.16%     11.37%     to  11.87%
2005   2,909,687  16.22 to 16.47        47,874,716  1.52% to 1.97%     0.00%      3.83%     to   4.30%

Technology Portfolio (Class 2)
2009   2,103,021   1.96 to  2.05         4,258,272  1.40% to 1.97%     0.00%     47.26%     to  48.10%
2008   2,020,598   1.33 to  1.39         2,767,883  1.40% to 1.97%     0.00%    -52.16%     to -51.89%
2007   2,882,621   2.78 to  2.88(5)      8,221,130  1.40% to 1.97%     0.00%     19.38%     to  20.06%(6)
2006   3,004,655   2.33 to  2.40         7,144,428  1.40% to 1.97%     0.00%     -1.00%     to  -0.43%(6)
2005   4,040,880   2.35 to  2.41         9,658,176  1.40% to 1.97%     0.00%     -2.31%     to  -1.75%

Telecom Utility Portfolio (Class 2)
2009     204,034  14.06 to 14.33         2,902,835  1.52% to 1.77%     5.26%     29.56%     to  29.88%
2008     264,730  10.85 to 11.03         2,903,254  1.52% to 1.77%     2.21%    -38.63%     to -38.48%
2007     299,160  17.68 to 17.93         5,342,993  1.52% to 1.77%     2.93%     18.61%     to  18.91%
2006     347,637  14.91 to 15.08         5,224,763  1.52% to 1.77%     3.67%     24.10%     to  24.41%
2005     310,837  12.01 to 12.12         3,755,001  1.52% to 1.77%     4.66%      4.50%     to   4.76%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
Total Return Bond Portfolio (Class 2)
2009     894,912  24.47 to 24.99        22,293,889  1.52% to 1.77%     2.05%      9.47%     to   9.74%
2008     527,462  22.35 to 22.77        11,974,186  1.52% to 1.77%     4.33%      3.07%     to   3.33%
2007     311,578  21.69 to 22.04         6,851,081  1.52% to 1.77%     6.36%      3.54%     to   3.80%
2006     340,198  20.95 to 21.23         7,208,970  1.52% to 1.77%     7.14%      7.55%     to   7.82%
2005     381,621  19.47 to 19.69         7,502,640  1.52% to 1.77%     7.83%      5.27%     to   5.54%

Aggressive Growth Portfolio (Class 3)
2009   1,056,984   7.00 to  7.19(5)     11,314,343  1.15% to 2.30%     0.00%     34.19%(15) to  38.53%(6)
2008   1,077,634   5.04 to  5.19(5)      8,432,205  1.15% to 2.05%     0.32%    -54.03%     to -53.34%
2007   1,132,730  10.95 to 11.12(5)     19,120,314  1.15% to 2.05%     0.39%     -2.90%     to  -1.85%(6)
2006     951,148  11.28 to 11.33(5)     16,442,147  1.15% to 2.05%     0.00%     10.28%(9)  to  10.68%(9)(6)
2005     687,004  15.33 to 15.59        10,678,069  1.52% to 1.97%     0.00%      6.34%     to   6.83%

Alliance Growth Portfolio (Class 3)
2009   4,922,220   9.51 to  9.84(5)    142,097,641  1.15% to 2.30%     0.34%     28.96%(15) to  39.08%
2008   5,913,605   6.91 to  7.08(5)    123,435,605  1.15% to 2.05%     0.00%    -42.08%     to -41.56%(6)
2007   6,743,033  11.92 to 12.11(5)    242,549,984  1.15% to 2.05%     0.00%     11.97%     to  13.01%(6)
2006   5,952,719  10.65 to 10.71(5)    192,039,162  1.15% to 2.05%     0.00%      4.73%(9)  to   5.32%(9)(6)
2005   3,334,903  32.45 to 32.96       109,639,085  1.52% to 1.97%     0.19%     14.06%     to  14.58%
2004   2,410,119  28.45 to 28.76        69,204,069  1.52% to 1.97%     0.12%      5.58%     to   6.06%

American Funds Asset Allocation SAST Portfolio (Class 3)
2009   4,783,166   9.08 to  9.34(5)     44,109,234  1.15% to 2.30%     2.32%     18.39%(15) to  21.99%(6)
2008   3,863,276   7.39 to  7.66        29,342,054  1.15% to 2.05%     1.24%    -31.59%     to -30.64%
2007   1,635,158  10.80 to 11.04        17,992,072  1.15% to 2.05%     0.06%      3.12%     to   5.01%(6)
2006      46,693  10.48 to 10.51(5)        491,135  1.15% to 2.05%     0.00%      4.70%(9)  to   5.06%(9)(6)
2005          --     --       --                --             --        --         --             --

American Funds Global Growth SAST Portfolio (Class 3)
2009  13,647,633  10.18 to 10.44(5)    139,541,556  1.15% to 2.30%     2.32%     31.65%(15) to  40.14%(6)
2008  11,445,291   7.30 to  7.45(5)     83,871,758  1.15% to 2.05%     1.30%    -39.87%     to -39.32%
2007   5,142,687  12.13 to 12.28(5)     62,382,919  1.15% to 2.05%     0.00%     12.11%     to  13.13%(6)
2006     183,329  10.82 to 10.86(5)      1,979,194  1.15% to 2.05%     0.00%      7.92%(9)  to   8.29%(9)(6)
2005          --     --       --                --             --        --         --             --

American Funds Growth SAST Portfolio (Class 3)
2009  16,955,375   8.68 to  8.90(5)    149,351,933  1.15% to 2.30%     1.75%     27.14%(15) to  37.36%
2008  15,565,187   6.34 to  6.48       100,292,669  1.15% to 2.05%     0.50%    -45.33%     to -44.82%
2007   7,222,806  11.60 to 11.75(5)     84,729,982  1.15% to 2.05%     0.02%      9.60%     to  10.65%(6)
2006     140,356  10.58 to 10.61(5)      1,493,428  1.15% to 2.05%     0.00%      5.39%(9)  to   5.72%(9)(6)
2005          --     --       --                --             --        --         --             --

American Funds Growth-Income SAST Portfolio (Class 3)
2009  17,222,295   8.57 to  8.79(5)    146,800,095  1.15% to 2.30%     2.21%     24.97%(15) to  29.31%
2008  16,380,570   6.65 to  6.80(5)    108,459,833  1.15% to 2.05%     0.91%    -39.33%     to -38.76%
2007   7,486,135  10.96 to 11.10(5)     81,260,540  1.15% to 2.05%     0.04%      2.44%     to   3.44%(6)
2006     150,241  10.70 to 10.74(5)      1,588,821  1.15% to 2.05%     0.00%      6.94%(9)  to   7.28%(9)(6)
2005          --     --       --                --             --        --         --             --

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
Balanced Portfolio (Class 3)
2009   1,237,281   9.59 to  9.88(5)     17,878,194  1.15% to 2.30%     3.07%     19.73%(15) to  22.30%(6)
2008   1,041,860   7.87 to  8.08(5)     12,468,044  1.15% to 2.05%     3.19%    -27.71%     to -26.91%
2007   1,045,325  10.89 to 11.05(5)     17,414,478  1.15% to 2.05%     2.82%      2.59%     to   3.78%(6)
2006     963,493  10.61 to 10.65(5)     15,537,708  1.15% to 2.05%     2.60%      5.43%(9)  to   5.79%(9)(6)
2005     839,731  14.63 to 14.86        12,437,658  1.52% to 1.97%     2.25%     -0.34%     to   0.11%

Blue Chip Growth Portfolio (Class 3)
2009   2,912,641   9.46 to  9.79(5)     17,219,970  1.15% to 2.30%     0.06%     26.52%(15) to  34.94%(6)
2008   2,094,386   7.07 to  7.25(5)      8,965,595  1.15% to 2.05%     0.17%    -40.56%     to -39.85%
2007   2,340,254  11.89 to 12.06(5)     16,543,909  1.15% to 2.05%     0.14%     11.18%     to  12.43%(6)
2006   1,818,174  10.69 to 10.72(5)     11,395,423  1.15% to 2.05%     0.01%      5.92%(9)  to   6.25%(9)(6)
2005   1,679,003   5.92 to  6.01        10,050,320  1.52% to 1.97%     0.36%      0.29%     to   0.74%

Capital Growth Portfolio (Class 3)
2009   7,199,601   8.94 to  9.22(5)     49,854,080  1.15% to 2.30%     0.00%     28.91%(15) to  41.50%(6)
2008   8,151,653   6.30 to  6.51(5)     40,122,091  1.15% to 2.05%     0.00%    -46.74%     to -45.93%
2007   4,001,416  11.84 to 12.05(5)     36,234,272  1.15% to 2.05%     1.48%     10.50%     to  11.97%(6)
2006     384,895  10.71 to 10.76(5)      3,086,071  1.15% to 2.05%     0.10%      6.62%(9)  to   7.07%(9)(6)
2005     216,548   6.95 to  7.03         1,517,038  1.52% to 1.97%     0.27%      1.39%     to   1.79%

Cash Management Portfolio (Class 3)
2009  18,042,688   9.93 to 10.26(5)    236,878,333  1.15% to 2.30%     2.01%     -2.14%(15) to  -1.34%(6)
2008  27,536,857  10.15 to 10.40(5)    368,421,385  1.15% to 2.05%     3.67%     -1.37%     to  -0.23%
2007  17,016,940  10.29 to 10.43(5)    229,635,212  1.15% to 2.05%     3.74%      1.96%     to   3.06%(6)
2006  12,567,915  10.09 to 10.12(5)    165,908,135  1.15% to 2.05%     2.60%      0.87%(9)  to   1.10%(9)(6)
2005   9,053,081  12.68 to 12.88       116,342,721  1.52% to 1.97%     0.69%      0.54%     to   0.99%

Corporate Bond Portfolio (Class 3)
2009  22,342,572  12.20 to 12.54(5)    459,737,070  1.15% to 2.30%     6.19%     16.27%(15) to  29.15%(6)
2008  21,366,957   9.51 to  9.71(5)    344,108,880  1.15% to 2.05%     4.35%     -9.88%     to  -9.06%
2007  20,321,908  10.55 to 10.68(5)    367,171,144  1.15% to 2.05%     4.15%      3.07%     to   4.01%(6)
2006  12,841,383  10.24 to 10.27(5)    225,928,781  1.15% to 2.05%     4.63%      2.17%(9)  to   2.45%(9)(6)
2005   7,942,153  16.79 to 17.00       134,772,323  1.52% to 1.97%     4.70%     -0.33%     to   0.12%

Davis Venture Value Portfolio (Class 3)
2009  15,849,454   8.87 to  9.12(5)    471,246,641  1.15% to 2.30%     1.30%     27.08%(15) to  31.65%(6)
2008  16,951,318   6.77 to  6.92(5)    394,189,704  1.15% to 2.05%     1.38%    -39.57%     to -39.02%
2007  17,320,915  11.20 to 11.35(5)    679,538,448  1.15% to 2.05%     0.71%      3.23%     to   4.19%(6)
2006  14,644,705  10.85 to 10.90(5)    560,311,210  1.15% to 2.05%     0.88%      7.65%(9)  to   8.09%(9)(6)
2005  10,031,357  33.51 to 34.02       340,438,300  1.52% to 1.97%     0.85%      8.19%     to   8.67%

"Dogs" of Wall Street Portfolio (Class 3)
2009   1,203,938   8.92 to  9.15(5)     12,612,965  1.15% to 2.30%     4.65%     18.48%     to  25.74%(15)(6)
2008   1,261,706   7.49 to  7.72(5)     11,223,963  1.15% to 2.05%     2.96%    -28.53%     to -27.63%
2007   1,426,345  10.48 to 10.67(5)     17,644,260  1.15% to 2.05%     2.35%     -4.79%     to  -3.40%(6)
2006   1,413,505  11.00 to 11.05(5)     18,180,059  1.15% to 2.05%     2.50%      8.58%(9)  to   8.99%(9)(6)
2005   1,118,148  10.64 to 10.81        12,046,258  1.52% to 1.97%     2.35%     -4.87%     to  -4.44%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
Emerging Markets Portfolio (Class 3)
2009   7,359,645  11.99 to 12.34(5)    138,954,707  1.15% to 2.30%      0.00%    42.65%(15) to  74.20%(6)
2008   7,858,873   6.93 to  7.08(5)     85,778,979  1.15% to 2.05%      1.46%   -57.59%     to -57.22%
2007   6,169,271  16.34 to 16.56(5)    160,604,624  1.15% to 2.05%      1.94%    38.11%     to  39.44%(6)
2006   4,091,398  11.83 to 11.87(5)     77,151,152  1.15% to 2.05%      0.94%    15.30%(9)  to  15.72%(9)(6)
2005   1,855,986  14.52 to 14.74        27,245,093  1.52% to 1.97%      0.17%    34.19%     to  34.80%

Equity Opportunities Portfolio (Class 3)
2009   2,079,729   8.33 to  8.58(5)     32,677,771  1.15% to 2.30%      0.97%    24.19%(15) to  30.26%(6)
2008   2,510,604   6.40 to  6.59(5)     30,473,527  1.15% to 2.05%      1.17%   -40.07%     to -39.33%
2007   2,944,793  10.67 to 10.85(5)     59,257,669  1.15% to 2.05%      1.54%    -2.60%     to  -1.36%(6)
2006   2,954,863  10.96 to 11.00(5)     60,618,449  1.15% to 2.05%      1.47%     8.49%(9)  to   8.94%(9)(6)
2005   2,563,558  17.59 to 17.97        45,910,950  1.52% to 1.97%      1.45%     2.38%     to   2.84%

Foreign Value Portfolio (Class 3)
2009  19,373,532   9.28 to  9.52(5)    311,034,623  1.15% to 2.30%      2.62%    26.52%(15) to  28.45%(6)
2008  19,597,947   7.25 to  7.41(5)    250,475,847  1.15% to 2.05%      2.81%   -42.23%     to -41.69%
2007  19,952,046  12.55 to 12.71(5)    443,691,315  1.15% to 2.05%      1.74%    11.72%     to  12.75%(6)
2006  20,072,470  11.23 to 11.27(5)    398,541,135  1.15% to 2.05%      0.97%    10.52%(9)  to  10.85%(9)(6)
2005  17,387,531  15.67 to 15.92       276,138,381  1.52% to 1.97%      0.00%     7.79%     to   8.28%

Fundamental Growth Portfolio (Class 3)
2009   5,370,746   8.92 to  9.20(5)     77,863,955  1.15% to 2.30%      0.00%    30.57%(15) to  34.09%(6)
2008   6,033,489   6.69 to  6.86(5)     65,512,346  1.15% to 2.05%      0.00%   -46.14%     to -45.60%
2007   2,780,518  12.43 to 12.61(5)     57,223,390  1.15% to 2.05%      0.00%    12.29%     to  13.53%(6)
2006     264,972  11.07 to 11.10(5)      4,947,564  1.15% to 2.05%      0.00%     8.57%(9)  to   8.93%(9)(6)
2005     281,414  17.53 to 18.06         5,060,848  1.52% to 1.97%      0.44%     3.74%     to   4.21%

Global Bond Portfolio (Class 3)
2009   6,438,287  11.95 to 12.27(5)    130,721,653  1.15% to 2.30%      3.34%     6.00%     to   7.56%(15)(6)
2008   5,717,683  11.33 to 11.57(5)    111,899,875  1.15% to 2.05%      3.16%     3.26%     to   4.20%
2007   4,114,757  10.97 to 11.11(5)     78,731,321  1.15% to 2.05%      0.36%     8.84%     to   9.82%(6)
2006   2,672,319  10.08 to 10.11(5)     47,205,334  1.15% to 2.05%     10.28%     0.49%(9)  to   0.79%(9)(6)
2005   1,592,915  17.14 to 17.44        27,672,258  1.52% to 1.97%      3.23%     2.29%     to   2.76%

Global Equities Portfolio (Class 3)
2009   1,216,039   8.47 to  8.78(5)     21,171,000  1.15% to 2.30%      2.58%    27.60%     to  27.70%(15)(6)
2008   1,267,375   6.73 to  6.88(5)     17,737,627  1.15% to 2.05%      1.90%   -44.68%     to -44.18%
2007   1,384,670  12.16 to 12.33(5)     35,551,355  1.15% to 2.05%      1.09%     9.27%     to  10.31%(6)
2006   1,185,703  11.13 to 11.18(5)     27,993,123  1.15% to 2.05%      0.81%     9.56%(9)  to   9.99%(9)(6)
2005     707,607  19.19 to 19.49        13,743,678  1.52% to 1.97%      0.07%    13.25%     to  13.76%

Growth Opportunities Portfolio (Class 3)
2009  12,605,872   9.37 to  9.63(5)     63,797,232  1.15% to 2.30%      0.00%    16.61%     to  25.79%(15)(6)
2008   9,697,948   8.09 to  8.26(5)     41,499,559  1.15% to 2.05%      0.00%   -37.37%     to -36.77%
2007   7,169,085  12.91 to 13.06(5)     47,992,334  1.15% to 2.05%      0.00%    18.84%     to  19.88%(6)
2006   5,078,330  10.87 to 10.89(5)     28,417,659  1.15% to 2.05%      0.00%     5.77%(9)  to   6.03%(9)(6)
2005     941,986   4.91 to  5.03         4,716,663  1.52% to 1.97%      0.00%     5.29%     to   5.76%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
Growth-Income Portfolio (Class 3)
2009     598,674   8.09 to  8.37(5)     13,677,065  1.15% to 2.30%     1.12%     24.17%(15) to  26.53%(6)
2008     664,354   6.42 to  6.61(5)     12,111,735  1.15% to 2.05%     0.74%    -44.41%     to -43.69%
2007     764,969  11.55 to 11.75(5)     25,653,329  1.15% to 2.05%     0.75%      7.93%     to   9.47%(6)
2006     685,463  10.70 to 10.73(5)     21,335,072  1.15% to 2.05%     0.53%      5.78%(9)  to   6.11%(9)(6)
2005     698,613  29.16 to 29.61        20,628,849  1.52% to 1.97%     0.34%      4.85%     to   5.32%

High-Yield Bond Portfolio (Class 3)
2009   5,240,017   9.49 to  9.85(5)     96,956,685  1.15% to 2.30%     9.00%     23.55%(15) to  40.05%(6)
2008   3,893,054   6.81 to  7.03(5)     52,587,028  1.15% to 2.05%    10.52%    -33.98%     to -33.10%
2007   4,009,189  10.32 to 10.51(5)     82,455,078  1.15% to 2.05%     7.37%     -1.44%     to  -0.03%(6)
2006   4,049,169  10.47 to 10.51(5)     83,936,765  1.15% to 2.05%     8.52%      4.12%(9)  to   4.55%(9)(6)
2005   2,866,342  18.18 to 18.49        52,826,902  1.52% to 1.97%     9.57%      6.47%     to   6.96%

International Diversified Equities Portfolio (Class 3)
2009  17,247,631   9.23 to  9.51(5)    209,558,687  1.15% to 2.30%     1.08%     27.35%     to  29.21%(15)(6)
2008  20,024,399   7.30 to  7.47(5)    191,793,161  1.15% to 2.05%     3.17%    -40.88%     to -40.31%
2007  20,035,958  12.34 to 12.51(5)    324,999,091  1.15% to 2.05%     1.97%     12.74%     to  13.75%(6)
2006  17,448,046  10.95 to 11.00(5)    250,526,418  1.15% to 2.05%     0.25%      7.36%(9)  to   7.84%(9)(6)
2005  13,189,193  11.70 to 11.88       156,308,756  1.52% to 1.97%     1.45%     11.29%     to  11.79%

International Growth and Income Portfolio (Class 3)
2009  17,071,094   7.68 to  7.91(5)    214,161,986  1.15% to 2.30%     0.00%     25.98%     to  30.31%(15)(6)
2008  17,353,104   6.15 to  6.28(5)    174,115,497  1.15% to 2.05%     2.97%    -47.13%     to -46.66%
2007  11,611,168  11.62 to 11.78(5)    224,074,458  1.15% to 2.05%     1.60%      4.74%     to   5.68%(6)
2006   6,342,643  11.10 to 11.15(5)    117,562,282  1.15% to 2.05%     1.35%      9.01%(9)  to   9.44%(9)(6)
2005   3,137,910  14.74 to 14.94        46,777,214  1.52% to 1.97%     0.70%     11.78%     to  12.29%

Marsico Focused Growth Portfolio (Class 3)
2009   3,632,045   9.14 to  9.42(5)     36,073,909  1.15% to 2.30%     0.52%     25.76%(15) to  28.89%(6)
2008   3,288,769   7.09 to  7.31(5)     25,555,803  1.15% to 2.05%     0.22%    -42.56%     to -41.64%
2007   3,487,654  12.34 to 12.52(5)     46,728,274  1.15% to 2.05%     0.00%     10.92%     to  12.07%(6)
2006   3,057,551  11.13 to 11.17(5)     36,778,126  1.15% to 2.05%     0.00%     10.02%(9)  to  10.44%(9)(6)
2005   2,549,066  11.14 to 11.30        28,756,731  1.52% to 1.97%     0.00%      8.28%     to   8.77%

MFS Massachusetts Investors Trust Portfolio (Class 3)
2009   4,701,819   9.52 to  9.80(5)     89,091,011  1.15% to 2.30%     1.19%     24.35%(15) to  24.98%(6)
2008   3,410,408   7.66 to  7.84(5)     54,369,774  1.15% to 2.05%     0.88%    -34.13%     to -33.38%
2007   2,125,436  11.63 to 11.77(5)     53,356,709  1.15% to 2.05%     0.94%      7.80%     to   8.89%(6)
2006   2,321,999  10.79 to 10.81(5)     53,764,055  1.15% to 2.05%     0.50%      6.65%(9)  to   6.82%(9)(6)
2005   2,160,255  20.59 to 20.90        45,036,510  1.52% to 1.97%     0.61%      5.36%     to   5.84%

MFS Total Return Portfolio (Class 3)
2009   8,926,199   9.59 to  9.87(5)    219,873,060  1.15% to 2.30%     3.62%     14.76%(15) to  16.83%(6)
2008   9,391,238   8.21 to  8.44(5)    200,778,021  1.15% to 2.05%     2.85%    -23.98%     to -23.11%
2007  11,567,461  10.80 to 10.98(5)    326,148,107  1.15% to 2.05%     2.46%      1.51%     to   2.78%(6)
2006  10,084,962  10.64 to 10.69(5)    278,884,644  1.15% to 2.05%     2.35%      5.54%(9)  to   6.01%(9)(6)
2005   7,613,011  24.82 to 25.24       191,580,360  1.52% to 1.97%     2.09%      0.79%     to   1.24%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
Mid-Cap Growth Portfolio (Class 3)
2009   6,660,269   9.68 to  9.92(5)     63,773,990  1.15% to 2.30%     0.00%     30.48%(15) to  40.45%(6)
2008   7,175,903   6.83 to  7.06(5)     49,132,664  1.15% to 2.05%     0.00%    -45.04%     to -44.15%
2007   7,347,399  12.42 to 12.65(5)     90,444,749  1.15% to 2.05%     0.04%     13.75%     to  15.26%(6)
2006   7,154,175  10.92 to 10.97(5)     76,689,316  1.15% to 2.05%     0.00%      7.46%(9)  to   7.96%(9)(6)
2005   6,332,686  10.51 to 10.67        67,407,060  1.52% to 1.97%     0.00%      0.92%     to   1.38%

Real Estate Portfolio (Class 3)
2009   8,379,425   6.49 to  6.68(5)    137,825,012  1.15% to 2.30%     1.89%     27.99%     to  43.69%(15)(6)
2008   7,733,538   5.10 to  5.22(5)    102,996,168  1.15% to 2.05%     3.22%    -45.15%     to -44.68%
2007   5,359,753   9.30 to  9.43(5)    136,407,759  1.15% to 2.05%     1.27%    -16.20%     to -15.54%(6)
2006   3,472,777  11.10 to 11.17(5)    107,216,539  1.15% to 2.05%     1.30%      9.71%(9)  to  10.30%(9)(6)
2005   2,000,207  23.28 to 23.62        47,113,256  1.52% to 1.97%     1.98%     10.81%     to  11.31%

Small & Mid Cap Value Portfolio (Class 3)
2009  19,141,352   9.73 to  9.97(5)    302,277,240  1.15% to 2.30%     0.60%     36.45%(15) to  40.51%(6)
2008  19,911,678   6.94 to  7.10(5)    226,990,705  1.15% to 2.05%     0.22%    -36.48%     to -35.90%
2007  17,135,184  10.93 to 11.07(5)    311,186,779  1.15% to 2.05%     0.45%     -0.53%     to   0.39%(6)
2006  13,641,167  10.99 to 11.03(5)    249,417,557  1.15% to 2.05%     0.08%      7.46%(9)  to   7.86%(9)(6)
2005  10,775,018  16.18 to 16.43       176,591,419  1.52% to 1.97%     0.00%      3.73%     to   4.20%

Small Company Value Portfolio (Class 3)
2009  11,356,383   8.41 to  8.63(5)     89,250,212  1.15% to 2.30%     0.58%     30.14%     to  32.98%(15)(6)
2008  10,485,697   6.47 to  6.63(5)     63,503,984  1.15% to 2.05%     0.22%    -35.33%     to -34.66%
2007   6,940,031  10.00 to 10.15(5)     64,473,065  1.15% to 2.05%     0.00%     -8.86%     to  -7.91%(6)
2006   1,999,516  10.97 to 11.02(5)     20,238,125  1.15% to 2.05%     0.00%      7.25%(9)  to   7.71%(9)(6)
2005          --     --       --                --             --        --         --             --

Technology Portfolio (Class 3)
2009  10,306,892   8.92 to  9.22(5)     20,975,066  1.15% to 2.30%     0.00%     36.59%(15) to  48.32%(6)
2008   8,297,874   6.03 to  6.22(5)     11,373,447  1.15% to 2.05%     0.00%    -52.47%     to -51.82%
2007   7,848,598  12.68 to 12.90(5)     22,360,904  1.15% to 2.05%     0.00%     18.71%     to  20.24%(6)
2006   5,308,607  10.68 to 10.73(5)     12,558,333  1.15% to 2.05%     0.00%      4.75%(9)  to   5.19%(9)(6)
2005   4,362,535   2.35 to 2.39         10,392,541  1.52% to 1.97%     0.00%     -2.41%     to  -1.97%

Telecom Utility Portfolio (Class 3)
2009     624,975  10.43 to 10.76(5)      8,697,071  1.15% to 2.30%     5.52%     27.66%(15) to  30.23%(6)
2008     609,731   8.04 to  8.26(5)      6,565,972  1.15% to 2.05%     2.48%    -39.00%     to -38.31%
2007     377,107  13.18 to 13.39(5)      6,686,022  1.15% to 2.05%     3.76%     17.79%     to  19.20%(6)
2006      79,302  11.19 to 11.24(5)      1,186,455  1.15% to 2.05%     4.50%     11.36%(9)  to  11.77%(9)(6)
2005      16,011  11.66 to 12.09           191,838  1.52% to 1.97%     4.38%      4.19%     to   4.66%

Total Return Bond Portfolio (Class 3)
2009   8,830,184  12.09 to 12.46(5)    194,108,866  1.15% to 2.30%     2.13%      4.45%(15) to  10.04%(6)
2008   3,920,292  11.05 to 11.32(5)     80,663,357  1.15% to 2.05%     6.15%      2.70%     to   3.61%
2007     165,673  10.76 to 10.93(5)      3,467,341  1.15% to 2.05%     8.15%      2.87%     to   4.03%(6)
2006      78,968  10.46 to 10.50(5)      1,662,700  1.15% to 2.05%     8.06%      3.94%(9)  to   4.35%(9)(6)
2005      65,141  19.07 to 19.66         1,276,519  1.52% to 1.97%     8.16%      4.93%     to   5.43%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
Capital Growth Portfolio (Class II)
2009   2,817,633   9.89 to 10.16(5)     25,763,129  1.15% to 2.30%     0.00%     34.29%(15) to  63.41%(6)
2008   2,073,166   6.09 to  6.22(5)     11,619,042  1.15% to 2.05%     0.20%    -50.28%     to -49.87%(6)
2007   2,506,101  12.25 to 12.40(5)     28,034,658  1.15% to 2.05%     0.00%     14.12%     to  14.99%(6)
2006   2,909,668  10.74 to 10.78(5)     28,337,928  1.15% to 2.05%     0.00%      6.36%(9)  to   6.75%(9)(6)
2005   3,095,493   9.61 to  9.76(5)     29,815,391  1.52% to 1.97%     0.01%      5.54%     to   6.01%

Comstock Portfolio (Class II)
2009  21,815,548   8.24 to  8.45(5)    234,069,034  1.15% to 2.30%     4.32%     26.94%     to  27.58%(15)(6)
2008  22,559,089   6.52 to  6.66(5)    192,729,911  1.15% to 2.05%     2.27%    -37.10%     to -36.54%
2007  24,395,107  10.37 to 10.49(5)    331,165,533  1.15% to 2.05%     1.62%     -4.26%     to  -3.44%(6)
2006  26,646,078  10.84 to 10.86(5)    376,648,609  1.15% to 2.05%     1.27%      7.33%(9)  to   7.56%(9)(6)
2005  27,979,899  12.17 to 12.46(5)    346,133,517  1.52% to 1.97%     0.88%      2.08%     to   2.54%

Growth and Income Portfolio (Class II)
2009  34,206,154   8.83 to  9.08(5)    425,361,561  1.15% to 2.30%     3.62%     22.69%     to  27.54%(15)(6)
2008  35,118,591   7.23 to  7.40(5)    359,361,497  1.15% to 2.05%     1.80%    -33.59%     to -32.98%
2007  34,758,550  10.88 to 11.04(5)    537,318,833  1.15% to 2.05%     1.32%      0.44%     to   1.35%(6)
2006  31,791,446  10.83 to 10.89(5)    488,270,723  1.15% to 2.05%     0.91%      7.72%(9)  to   8.30%(9)(6)
2005  28,184,146  13.32 to 13.53       379,469,347  1.52% to 1.97%     0.78%      7.58%     to   8.06%(6)

Diversified International Account (Class 1)
2009     473,099   5.80 to  5.96         2,814,443  1.40% to 1.80%     4.80%     25.04%     to  25.54%
2008     466,175   4.64 to  4.75         2,209,666  1.40% to 1.80%     1.86%    -47.18%     to -46.97%
2007     629,741   8.78 to  8.95         5,628,012  1.40% to 1.80%     2.26%     13.99%     to  14.44%
2006     430,300   7.70 to  7.82         3,361,967  1.40% to 1.80%     1.29%     18.39%     to  18.87%
2005     145,387   6.50 to  6.58           955,377  1.40% to 1.80%     1.50%     15.76%     to  16.23%

Equity Income Account (Class 1)
2009   3,133,789   8.15 to  8.43        26,297,778  1.40% to 1.80%     5.84%     17.86%     to  18.34%
2008   3,970,484   6.91 to  7.12        28,164,053  1.40% to 1.80%     2.62%    -35.12%     to -34.86%
2007   5,671,344  10.65 to 10.93        61,774,881  1.40% to 1.80%     0.99%      3.36%     to   3.77%
2006   5,752,545  10.31 to 10.53        60,395,735  1.40% to 1.80%     1.60%     16.06%     to  16.52%
2005   3,551,907   8.88 to  9.04        31,983,343  1.40% to 1.80%     1.52%      8.30%     to   8.74%

Income Account (Class 1)
2009   1,435,042   8.17 to  8.45        12,072,823  1.40% to 1.80%    10.22%     16.26%     to  16.72%
2008   1,609,192   7.03 to  7.24        11,598,933  1.40% to 1.80%     7.79%     -5.20%     to  -4.82%
2007   2,184,680   7.41 to  7.61        16,563,551  1.40% to 1.80%     6.27%      4.01%     to   4.43%
2006   2,122,228   7.13 to  7.29        15,411,695  1.40% to 1.80%     5.30%      3.03%     to   3.44%
2005   1,506,206   6.92 to  7.04        10,574,852  1.40% to 1.80%     5.60%      0.57%     to   0.98%

LargeCap Blend Account II (Class 1)
2009     645,109   5.71 to  5.91         3,786,791  1.40% to 1.80%     1.85%     27.36%     to  27.87%
2008     903,074   4.49 to  4.62         4,143,148  1.40% to 1.80%     1.45%    -37.54%     to -37.29%
2007   1,226,426   7.18 to  7.37         8,977,720  1.40% to 1.80%     1.94%      3.34%     to   3.75%
2006   1,296,826   6.95 to  7.10         9,158,305  1.40% to 1.80%     1.44%      9.87%     to  10.31%
2005   1,284,847   6.33 to  6.44         8,231,857  1.40% to 1.80%     1.25%      1.46%     to   1.86%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
LargeCap Growth Account (Class 1)
2009     121,352   5.98 to  6.19           745,861  1.40% to 1.80%     0.76%     24.75%     to  25.25%
2008     147,848   4.79 to  4.94           724,967  1.40% to 1.80%     0.54%    -44.18%     to -43.95%
2007     220,373   8.59 to  8.81         1,930,855  1.40% to 1.80%     0.32%     21.17%     to  21.65%
2006     221,503   7.09 to  7.25         1,595,675  1.40% to 1.80%     0.12%      3.07%     to   3.48%
2005     227,881   6.87 to  7.00         1,588,145  1.40% to 1.80%     0.57%      5.50%     to   5.92%

MidCap Blend Account (Class 1)
2009     412,151   8.38 to  8.67         3,551,253  1.40% to 1.80%     2.02%     26.37%     to  26.87%
2008     476,725   6.63 to  6.83         3,240,323  1.40% to 1.80%     1.74%    -30.83%     to -30.55%
2007     627,552   9.59 to  9.84         6,145,928  1.40% to 1.80%     0.94%     -9.50%     to  -9.14%
2006     692,928  10.60 to 10.82         7,472,559  1.40% to 1.80%     1.65%     14.79%     to  15.25%
2005     600,391   9.23 to  9.39         5,615,742  1.40% to 1.80%     0.46%     11.37%     to  11.82%

Money Market Account (Class 1)
2009   1,015,368   5.93 to  6.16         6,239,662  1.40% to 1.80%     0.30%     -1.56%     to  -1.17%
2008   2,218,282   6.03 to  6.23        13,782,583  1.40% to 1.80%     2.27%      0.75%     to   1.15%
2007     709,149   5.98 to  6.16         4,361,036  1.40% to 1.80%     4.78%      3.06%     to   3.47%
2006     616,894   5.80 to  5.95         3,665,896  1.40% to 1.80%     4.25%      2.50%     to   2.92%
2005     821,513   5.66 to  5.79         4,747,631  1.40% to 1.80%     2.51%      0.76%     to   1.17%

Mortgage Securities Account (Class 1)
2009     821,902   7.41 to  7.66         6,250,179  1.40% to 1.80%     8.26%      4.57%     to   4.99%
2008     980,933   7.08 to  7.29         7,105,252  1.40% to 1.80%     6.72%      2.81%     to   3.22%
2007   1,339,113   6.89 to  7.06         9,413,525  1.40% to 1.80%     5.60%      4.67%     to   5.09%
2006   1,695,485   6.58 to  6.72        11,351,666  1.40% to 1.80%     4.71%      2.59%     to   3.00%
2005   1,977,696   6.42 to  6.53        12,863,553  1.40% to 1.80%     4.50%      0.45%     to   0.85%

Principal Capital Appreciation Account (Class 1)
2009   1,471,453  10.99 to 11.37        16,662,286  1.40% to 1.80%     1.65%     27.50%     to  28.01%
2008   1,811,699   8.62 to  8.88        16,032,434  1.40% to 1.80%     1.17%    -34.56%     to -34.29%
2007   2,356,937  13.18 to 13.52        31,761,327  1.40% to 1.80%     0.72%      6.79%     to   7.22%
2006   2,438,907  12.34 to 12.61        30,663,761  1.40% to 1.80%     0.48%     10.03%     to  10.47%
2005   1,548,615  11.21 to 11.41        17,615,587  1.40% to 1.80%     0.70%      6.64%     to   7.06%

Real Estate Securities Account (Class 1)
2009      49,991  14.08 to 14.51           723,401  1.40% to 1.80%     4.28%     26.12%     to  27.13%
2008      57,651  11.16 to 11.41(5)        655,991  1.40% to 1.80%     2.39%    -34.05%     to -33.79%
2007      76,782  16.93 to 17.24(5)      1,320,025  1.40% to 1.80%     3.69%    -19.15%     to -18.83%
2006      94,034  20.94 to 21.24(5)      1,991,443  1.40% to 1.80%     2.32%     30.83%     to  31.36%
2005      59,048  16.00 to 16.17(5)        953,068  1.40% to 1.80%     1.78%      7.44%     to   7.88%(6)

SAM Balanced Portfolio (Class 1)
2009   9,604,945   9.36 to  9.69        92,355,490  1.40% to 1.80%     4.12%     21.63%     to  22.12%
2008  12,410,964   7.70 to  7.93        97,804,678  1.40% to 1.80%     4.36%    -27.50%     to -27.21%
2007  16,625,660  10.62 to 10.90       180,098,979  1.40% to 1.80%     2.56%      6.72%     to   7.16%
2006  18,183,081   9.95 to 10.17       183,998,899  1.40% to 1.80%     2.09%      8.63%     to   9.07%
2005  17,690,846   9.16 to  9.32       164,214,822  1.40% to 1.80%     1.90%      4.12%     to   4.53%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
SAM Conservative Balanced Portfolio (Class 1)
2009   1,287,172   7.12 to  7.36         9,421,124  1.40% to 1.80%     3.28%     18.99%     to  19.47%
2008   1,551,759   5.98 to  6.16         9,509,564  1.40% to 1.80%     4.06%    -20.65%     to -20.34%
2007   2,217,123   7.54 to  7.73        17,067,252  1.40% to 1.80%     3.45%      5.63%     to   6.06%
2006   2,412,113   7.14 to  7.29        17,517,026  1.40% to 1.80%     2.69%      6.89%     to   7.32%
2005   2,473,645   6.68 to  6.79        16,746,150  1.40% to 1.80%     2.35%      2.73%     to   3.14%

SAM Conservative Growth Portfolio (Class 1)
2009   3,734,141   9.25 to  9.56        35,334,269  1.40% to 1.80%     5.18%     23.46%     to  23.95%
2008   4,717,995   7.49 to  7.71        36,058,775  1.40% to 1.80%     4.15%    -34.31%     to -34.04%
2007   6,750,665  11.40 to 11.69        78,329,330  1.40% to 1.80%     1.69%      7.34%     to   7.77%
2006   7,480,827  10.62 to 10.85        80,620,425  1.40% to 1.80%     1.58%     10.20%     to  10.64%
2005   7,747,501   9.64 to  9.80        75,537,055  1.40% to 1.80%     1.25%      5.13%     to   5.55%

SAM Flexible Income Portfolio (Class 1)
2009   1,945,377   8.43 to  8.72        16,873,589  1.40% to 1.80%     4.94%     17.82%     to  18.29%
2008   2,823,988   7.15 to  7.37        20,706,070  1.40% to 1.80%     7.04%    -15.30%     to -14.96%
2007   3,665,557   8.44 to  8.67        31,624,757  1.40% to 1.80%     4.66%      4.19%     to   4.61%
2006   3,921,709   8.10 to  8.29        32,371,535  1.40% to 1.80%     4.08%      4.94%     to   5.36%
2005   4,714,925   7.72 to  7.87        36,966,967  1.40% to 1.80%     3.29%      1.57%     to   1.97%

SAM Strategic Growth Portfolio (Class 1)
2009   1,290,665   9.68 to 10.00        12,809,684  1.40% to 1.80%     3.79%     25.18%     to  25.68%
2008   1,476,341   7.73 to  7.95        11,665,110  1.40% to 1.80%     3.97%    -38.54%     to -38.29%
2007   1,880,387  12.58 to 12.89        24,091,224  1.40% to 1.80%     1.21%      7.65%     to   8.08%
2006   2,028,132  11.69 to 11.93(5)     24,061,064  1.40% to 1.80%     1.05%     11.04%     to  11.49%
2005   2,003,751  10.53 to 10.70(5)     21,337,914  1.40% to 1.80%     0.66%      5.79%     to   6.21%

Short-Term Income Account (Class 1)
2009     457,427   7.09 to  7.34         3,316,828  1.40% to 1.80%     7.18%      7.98%     to   8.41%
2008     438,301   6.57 to  6.77         2,935,709  1.40% to 1.80%     3.16%     -2.34%     to  -1.95%
2007     482,012   6.73 to  6.91         3,299,420  1.40% to 1.80%     5.08%      2.64%     to   3.05%
2006     525,980   6.56 to  6.70         3,500,054  1.40% to 1.80%     4.83%      2.72%     to   3.14%
2005     439,013   6.38 to  6.50         2,847,813  1.40% to 1.80%     4.05%     -0.18%     to   0.22%

SmallCap Growth Account II (Class 1)
2009     124,856   5.21 to  5.38           664,807  1.40% to 1.80%     0.00%     29.39%     to  29.91%
2008     144,293   4.02 to  4.14           593,049  1.40% to 1.80%     0.00%    -42.20%     to -41.97%
2007     237,191   6.96 to  7.13         1,683,650  1.40% to 1.80%     0.00%      3.10%     to   3.51%
2006     271,871   6.75 to  6.89         1,863,932  1.40% to 1.80%     0.00%      4.91%     to   5.33%
2005     264,931   6.44 to  6.54         1,725,811  1.40% to 1.80%     0.00%     -3.48%     to  -3.09%

SmallCap Value Account I (Class 1)
2009      30,483   7.40 to  7.62           231,797  1.40% to 1.80%     2.34%     14.37%     to  14.59%
2008      31,852   6.47 to  6.65           211,294  1.40% to 1.80%     0.98%    -32.81%     to -32.77%(6)
2007      31,791   9.62 to  9.89           314,434  1.40% to 1.80%     1.72%    -11.39%     to -10.78%
2006      19,578  10.86 to 11.09           217,020  1.40% to 1.80%     1.04%      9.21%     to  10.66%
2005       5,392   9.95 to 10.02            54,025  1.40% to 1.80%     0.00%     -0.54%(7)  to   0.20%(7)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
Diversified International Account (Class 2)
2009     218,632   5.63 to  5.78         1,259,606  1.55% to 1.95%     4.02%     24.12%     to  24.89%
2008     295,919   4.53 to  4.63         1,368,024  1.55% to 1.95%     1.70%    -47.42%     to -47.20%
2007     737,486   8.62 to  8.77         6,457,706  1.55% to 1.95%     2.12%     13.66%     to  14.12%
2006     581,190   7.59 to  7.68         4,461,640  1.55% to 1.95%     1.52%     17.95%     to  18.42%
2005     139,057   6.43 to  6.49           900,848  1.55% to 1.95%     1.39%     15.33%     to  15.79%

Equity Income Account (Class 2)
2009   2,212,593   7.65 to  7.84(5)     17,826,430  1.52% to 2.17%     5.08%     17.95%     to  24.36%(15)(6)
2008   3,312,824   6.51 to  6.65(5)     22,674,096  1.52% to 2.02%     2.39%    -34.84%     to -35.11%(6)
2007   5,151,304  10.00 to 10.25(5)     54,513,329  1.52% to 2.02%     0.72%     -0.05%(12) to   2.47%(12)(6)
2006   4,996,995  10.08 to 10.29        51,305,430  1.55% to 1.95%     1.50%     15.58%     to  16.04%
2005   3,594,472   8.72 to  8.86        31,798,289  1.55% to 1.95%     1.42%      7.85%     to   8.29%

Income Account (Class 2)
2009     707,569   7.96 to  8.22         5,804,410  1.55% to 1.95%     9.29%     15.89%     to  16.35%
2008   1,058,743   6.87 to  7.07         7,458,920  1.55% to 1.95%     7.50%     -5.61%     to  -5.23%
2007   1,705,116   7.28 to  7.46        12,685,604  1.55% to 1.95%     6.24%      3.72%     to   4.14%
2006   2,210,997   7.01 to  7.16        15,802,004  1.55% to 1.95%     5.41%      2.57%     to   2.98%
2005   2,876,751   6.84 to  6.95        19,976,647  1.55% to 1.95%     5.72%      0.08%     to   0.49%

LargeCap Blend Account II (Class 2)
2009     100,674   5.51 to  5.70           572,095  1.55% to 1.95%     1.27%     26.79%     to  27.30%
2008     152,486   4.35 to  4.48           680,571  1.55% to 1.95%     1.27%    -37.73%     to -37.48%
2007     332,804   6.98 to  7.16         2,377,024  1.55% to 1.95%     1.50%      2.90%     to   3.31%
2006     502,522   6.79 to  6.93         3,474,705  1.55% to 1.95%     1.20%      9.50%     to   9.94%
2005     526,805   6.20 to  6.30         3,310,365  1.55% to 1.95%     1.02%      0.98%     to   1.38%

LargeCap Growth Account (Class 2)
2009      64,764   5.81 to  6.00           387,148  1.55% to 1.95%     0.35%     24.42%     to  24.85%
2008      76,287   4.67 to  4.81           365,890  1.55% to 1.95%     0.24%    -44.39%     to -44.17%
2007     115,826   8.40 to  8.61           994,535  1.55% to 1.95%     0.00%     20.67%     to  21.16%
2006     135,152   6.96 to  7.11           957,698  1.55% to 1.95%     0.00%      2.61%     to   3.02%
2005     158,725   6.78 to  6.90         1,092,368  1.55% to 1.95%     0.29%      5.10%     to   5.53%

MidCap Blend Account (Class 2)
2009      97,970   8.09 to  8.36           815,986  1.55% to 1.95%     1.54%     25.87%     to  26.37%
2008     120,400   6.43 to  6.62           794,108  1.55% to 1.95%     1.49%    -31.09%     to -30.82%
2007     243,804   9.33 to  9.56         2,325,422  1.55% to 1.95%     0.71%     -9.87%     to  -9.51%
2006     372,499  10.35 to 10.57         3,927,186  1.55% to 1.95%     1.51%     14.31%     to  14.77%
2005     328,177   9.06 to  9.21         3,013,085  1.55% to 1.95%     0.27%     10.93%     to  11.38%

Money Market Account (Class 2)
2009     677,053   5.79 to  5.98         4,033,163  1.55% to 1.95%     0.28%     -1.75%     to  -1.36%
2008   2,367,912   5.89 to  6.06        14,299,967  1.55% to 1.95%     2.07%      0.35%     to   0.75%
2007     741,511   5.87 to  6.01         4,437,007  1.55% to 1.95%     4.41%      2.66%     to   3.07%
2006     468,575   5.72 to  5.84         2,724,190  1.55% to 1.95%     4.11%      2.10%     to   2.51%
2005     573,706   5.60 to  5.69         3,261,968  1.55% to 1.95%     2.31%      0.37%     to   0.77%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
Mortgage Securities Account (Class 2)
2009     227,017   7.15 to  7.37         1,664,973  1.55% to 1.95%     6.97%      4.16%     to   4.58%
2008     293,961   6.87 to  7.05         2,066,764  1.55% to 1.95%     6.42%      2.40%     to   2.81%
2007     482,789   6.71 to  6.86         3,301,862  1.55% to 1.95%     5.65%      4.16%     to   4.57%
2006     768,702   6.44 to  6.56         5,028,514  1.55% to 1.95%     4.53%      2.21%     to   2.62%
2005   1,364,116   6.30 to  6.39         8,703,199  1.55% to 1.95%     4.09%      0.05%     to   0.45%

Principal Capital Appreciation Account (Class 2)
2009     376,687  10.60 to 10.95         4,111,445  1.55% to 1.95%     0.97%     27.04%     to  27.55%
2008     529,300   8.34 to  8.59         4,534,019  1.55% to 1.95%     0.89%    -34.84%     to -34.58%
2007     892,878  12.81 to 13.13        11,693,715  1.55% to 1.95%     0.50%      6.37%     to   6.79%
2006   1,174,244  12.04 to 12.29        14,402,243  1.55% to 1.95%     0.31%      9.59%     to  10.03%
2005     904,287  10.99 to 11.17        10,079,033  1.55% to 1.95%     0.52%      6.20%     to   6.63%

Real Estate Securities Account (Class 2)
2009      32,241  13.64 to 14.37           460,675  1.55% to 1.95%     3.48%     26.47%     to  26.72%
2008      48,396  10.78 to 11.34           546,928  1.55% to 1.95%     2.24%    -34.32%     to -34.04%
2007      80,463  16.42 to 17.19         1,379,040  1.55% to 1.95%     3.38%    -19.51%     to -19.18%
2006     108,166  20.40 to 21.27         2,294,813  1.55% to 1.95%     1.92%     30.34%     to  30.86%
2005      58,819  15.65 to 16.26           953,457  1.55% to 1.95%     2.28%      6.40%     to   7.43%

SAM Balanced Portfolio (Class 2)
2009   6,366,836   8.91 to  9.41        59,616,382  1.52% to 2.17%     3.91%     20.36%(15) to  21.76%
2008   8,976,782   7.37 to  7.73        69,095,751  1.52% to 2.02%     4.13%    -28.24%     to -27.53%
2007  13,691,041  10.27 to 10.67       145,477,816  1.52% to 2.02%     2.32%      3.65%(12) to   6.18%(12)(6)
2006  16,711,342   9.77 to  9.99       166,390,537  1.52% to 1.95%     1.93%      8.24%     to   8.71%
2005  16,561,610   9.03 to  9.19       151,793,970  1.52% to 1.95%     1.74%      3.68%     to   4.13%

SAM Conservative Balanced Portfolio (Class 2)
2009   1,127,485   9.59 to  9.96(5)      8,207,867  1.52% to 2.17%     2.97%     15.80%(15) to  18.90%(6)
2008   1,589,201   8.13 to  8.38(5)      9,761,789  1.52% to 2.02%     3.85%    -21.45%     to -20.63%
2007   2,523,507  10.35 to 10.56(5)     19,251,280  1.52% to 2.02%     3.21%      3.51%(12) to   5.57%(12)(6)
2006   3,394,114   7.01 to  7.16        24,267,380  1.55% to 1.95%     2.55%      6.40%     to   6.83%
2005   3,386,456   6.59 to  6.70        22,668,556  1.55% to 1.95%     2.12%      2.35%     to   2.76%

SAM Conservative Growth Portfolio (Class 2)
2009   3,492,282   8.81 to  9.24        32,078,347  1.52% to 2.17%     5.02%     23.46%     to  23.99%(15)(6)
2008   4,286,571   7.17 to  7.49        31,929,924  1.52% to 2.02%     3.87%    -34.70%     to -34.30%
2007   6,063,870  10.98 to 11.39        68,797,689  1.52% to 2.02%     1.48%      3.98%(12) to   6.54%(12)(6)
2006   7,199,949  10.40 to 10.61        76,120,627  1.52% to 1.95%     1.38%      9.78%     to  10.26%
2005   6,262,591   9.47 to  9.62        60,112,261  1.52% to 1.95%     1.09%      4.64%     to   5.10%

SAM Flexible Income Portfolio (Class 2)
2009   1,647,151   9.96 to 10.42(5)     13,907,215  1.52% to 2.17%     4.41%     13.13%(15) to  17.81%
2008   2,695,421   8.55 to  8.85(5)     19,300,818  1.52% to 2.02%     6.99%    -16.15%     to -15.32%(6)
2007   5,221,520  10.20 to 10.45(5)     44,239,577  1.52% to 2.02%     4.55%      1.98%(12) to   4.49%(12)
2006   6,820,316   7.98 to  8.12        55,327,490  1.55% to 1.95%     3.93%      4.55%     to   4.97%
2005   9,335,143   7.63 to  7.74        72,158,552  1.55% to 1.95%     3.10%      1.10%     to   1.51%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
SAM Strategic Growth Portfolio (Class 2)
2009   1,614,716   9.18 to  9.71        15,515,066  1.52% to 2.17%     3.60%     25.13%     to  26.37%(15)(6)
2008   1,962,628   7.39 to  7.76        15,090,465  1.52% to 2.02%     3.68%    -38.84%     to -38.50%
2007   2,459,318  12.09 to 12.62        30,798,767  1.52% to 2.02%     0.92%      3.75%(12) to   6.65%(12)(6)
2006   2,516,995  11.45 to 11.71        29,288,163  1.52% to 1.95%     0.88%     10.59%     to  11.07%
2005   1,933,183  10.35 to 10.55        20,280,840  1.52% to 1.95%     0.49%      5.40%     to   5.85%

Short-Term Income Account (Class 2)
2009     244,737   6.89 to  7.11         1,734,111  1.55% to 1.95%     6.53%      7.69%     to   8.12%
2008     245,835   6.40 to  6.58         1,610,919  1.55% to 1.95%     2.85%     -3.14%     to  -2.75%
2007     347,912   6.61 to  6.76         2,348,855  1.55% to 1.95%     4.95%      2.23%     to   2.64%
2006     480,261   6.47 to  6.59         3,160,390  1.55% to 1.95%     4.39%      2.23%     to   2.64%
2005     792,896   6.32 to  6.42         5,083,545  1.55% to 1.95%     3.83%     -0.20%     to   0.20%

SmallCap Growth Account II (Class 2)
2009      50,781   5.04 to  5.19           262,664  1.55% to 1.95%     0.00%     28.73%     to  29.26%
2008      77,093   3.92 to  4.02           308,928  1.55% to 1.95%     0.00%    -42.39%     to -42.16%
2007     112,150   6.80 to  6.95           777,178  1.55% to 1.95%     0.00%      2.63%     to   3.04%
2006     147,936   6.63 to  6.74           994,542  1.55% to 1.95%     0.00%      4.53%     to   4.94%
2005     166,608   6.34 to  6.42         1,067,052  1.55% to 1.95%     0.00%     -3.94%     to  -3.55%

SmallCap Value Account I (Class 2)
2009      13,920   7.33 to  7.52           104,411  1.55% to 1.95%     1.93%     12.90%     to  14.10%
2008      15,299   6.50 to  6.59           100,645  1.55% to 1.95%     0.78%    -32.74%     to -32.94%(6)
2007      23,212   9.66 to  9.83           227,931  1.55% to 1.95%     2.05%    -11.34%     to -11.09%
2006      23,541  10.90 to 11.05           260,044  1.55% to 1.95%     0.96%      9.78%     to  10.15%
2005       1,465   9.93 to 10.04            14,625  1.55% to 1.95%     0.00%     -0.75%(7)  to   0.36%(7)

Columbia Asset Allocation Fund, Variable Series (Class A)
2009      81,637  10.21 to 10.50           855,920  1.52% to 2.02%     4.22%     18.66%(15) to  22.13%
2008      98,468   8.45 to  8.60           845,416  1.52% to 1.77%     3.36%    -29.59%     to -29.40%
2007     117,403  11.99 to 12.18         1,427,849  1.52% to 1.77%     2.83%      7.25%     to   7.53%
2006     121,392  11.18 to 11.33         1,373,371  1.52% to 1.77%     4.62%      7.27%     to   7.55%
2005     132,012  10.43 to 10.54         1,389,269  1.52% to 1.77%     0.01%      2.63%     to   2.89%

Columbia Large Cap Value Fund, Variable Series (Class A)
2009     433,315   9.80 to 10.09         4,359,704  1.52% to 2.02%     3.00%     22.12%     to  22.42%(15)(6)
2008     521,919   8.10 to  8.26         4,302,907  1.52% to 1.77%     2.45%    -38.18%     to -38.02%
2007     601,288  13.10 to 13.33         7,999,484  1.52% to 1.77%     1.44%      0.93%     to   1.19%
2006     581,409  12.98 to 13.17         7,643,812  1.52% to 1.77%     3.09%     16.08%     to  16.37%
2005     599,870  11.18 to 11.32         6,780,888  1.52% to 1.77%     0.00%      7.41%     to   7.68%

Columbia Small Company Growth Fund, Variable Series (Class A)
2009     221,739   9.45 to  9.72         2,147,620  1.52% to 2.02%     0.00%     23.76%     to  28.14%(15)(6)
2008     273,607   7.70 to  7.85         2,142,258  1.52% to 1.77%     0.00%    -41.86%     to -41.72%
2007     312,820  13.24 to 13.48         4,201,917  1.52% to 1.77%     0.00%     11.47%     to  11.75%
2006     337,697  11.88 to 12.06         4,061,145  1.52% to 1.77%     0.00%     10.44%     to  10.71%
2005     366,653  10.75 to 10.89         3,985,116  1.52% to 1.77%     0.00%      4.25%     to   4.52%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
Columbia High Yield Fund, Variable Series (Class A)
2009   1,372,893  16.22 to 16.82(5)     22,869,890  1.52% to 2.17%    10.42%     21.56%(15) to  41.98%
2008   1,370,354  11.54 to 11.85(5)     16,096,884  1.52% to 2.02%    10.46%    -26.27%     to -25.91%
2007   1,773,530  15.66 to 15.99(5)     28,133,242  1.52% to 2.02%     5.17%     -0.33%     to   0.31%
2006   1,942,396  15.71 to 15.95(5)     30,752,895  1.52% to 2.02%     2.48%      4.54%(10) to   9.57%
2005   2,033,900  14.27 to 14.55        29,412,528  1.52% to 1.97%     0.16%      0.16%     to   0.61%

Columbia Marsico Focused Equities Fund, Variable Series (Class A)
2009   4,675,588   9.44 to  9.81        45,470,864  1.52% to 2.17%     0.66%     24.94%(15) to  26.73%
2008   5,561,387   7.52 to  7.74        42,729,644  1.52% to 2.02%     0.10%    -42.47%     to -42.19%
2007   6,418,154  13.07 to 13.39(5)     85,408,402  1.52% to 2.02%     0.12%     11.43%     to  11.86%(6)
2006   6,596,122  11.73 to 11.97        78,555,725  1.52% to 2.02%     0.00%      6.64%     to   8.34%(10)(6)
2005   5,556,354  11.05 to 11.22(5)     62,097,834  1.52% to 1.97%     0.00%      8.16%     to   8.65%

Columbia Marsico Growth Fund, Variable Series (Class A)
2009     441,440   8.87 to  9.12         4,016,044  1.52% to 2.02%     0.76%     24.10%(15) to  24.75%
2008     541,437   7.17 to  7.31         3,949,604  1.52% to 1.77%     0.32%    -40.51%     to -40.36%
2007     640,251  12.05 to 12.25         7,830,687  1.52% to 1.77%     0.08%     15.42%     to  15.71%
2006     630,078  10.44 to 10.59         6,660,456  1.52% to 1.77%     0.00%      4.23%     to   4.49%
2005     651,793  10.02 to 10.14         6,596,770  1.52% to 1.77%     0.00%      5.56%     to   5.83%

Columbia Marsico 21st Century Fund, Variable Series (Class A)
2009     131,028  12.88 to 13.21         1,724,985  1.52% to 2.02%     0.12%     25.15%     to  31.66%(15)(6)
2008     138,259  10.36 to 10.56         1,456,190  1.52% to 1.77%     0.00%    -44.56%     to -44.42%
2007     138,148  18.68 to 18.99         2,614,595  1.52% to 1.77%     0.50%     17.19%     to  17.49%
2006     133,483  15.94 to 16.17         2,152,593  1.52% to 1.77%     0.18%     17.64%     to  17.94%
2005     111,169  13.55 to 13.71         1,520,921  1.52% to 1.77%     0.00%      5.99%     to   6.26%

Columbia Mid Cap Growth Fund, Variable Series (Class A)
2009     161,899   8.20 to  9.04         1,429,293  1.52% to 2.02%     0.00%     35.71%(15) to  41.67%
2008     179,757   5.83 to  6.38         1,123,982  1.52% to 1.77%     0.00%    -45.26%     to -45.13%
2007     194,214  10.66 to 11.62         2,211,393  1.52% to 1.77%     0.11%     17.77%     to  18.07%
2006     224,283   9.05 to  9.84         2,165,600  1.52% to 1.77%     0.00%     15.62%     to  15.91%
2005     228,270   7.83 to  8.49         1,906,504  1.52% to 1.77%     0.00%      3.34%     to   3.60%

Columbia Marsico International Opportunities Fund, Variable Series (Class B)
2009     296,817  15.49 to 15.85         4,694,413  1.52% to 2.02%     1.88%     25.60%(15) to  35.87%
2008     380,058  11.47 to 11.66         4,425,940  1.52% to 1.77%     1.26%    -49.39%     to -49.27%
2007     404,480  22.66 to 22.99         9,285,181  1.52% to 1.77%     0.11%     17.58%     to  17.87%
2006     407,568  19.27 to 19.50         7,939,963  1.52% to 1.77%     0.29%     21.06%     to  21.36%
2005     411,931  15.92 to 16.07         6,614,879  1.52% to 1.77%     0.10%     17.43%     to  17.73%

Asset Allocation Fund (Class 2)
2009   6,290,551  14.06 to 14.32        89,982,813  1.52% to 1.77%     2.33%     21.81%     to  22.12%
2008   7,239,553  11.54 to 11.72        84,806,694  1.52% to 1.77%     2.38%    -30.75%     to -30.57%
2007   8,948,609  16.67 to 16.89       151,021,559  1.52% to 1.77%     2.13%      4.68%     to   4.95%
2006   9,276,573  15.92 to 16.09       149,201,594  1.52% to 1.77%     2.24%      4.73%(11) to  12.93%
2005   9,064,421  14.14 to 14.25       129,113,737  1.52% to 1.77%     2.30%      7.23%     to   7.49%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
Global Growth Fund (Class 2)
2009  17,654,633  20.23 to  20.91      367,855,392  1.52% to 1.97%     1.41%     39.53%     to  40.16%
2008  20,560,268  14.50 to  14.92      305,800,211  1.52% to 1.97%     1.68%    -39.59%     to -39.32%
2007  24,347,951  24.00 to  24.59      597,059,462  1.52% to 1.97%     2.68%     12.61%     to  13.12%
2006  24,092,230  21.32 to  21.74      522,537,934  1.52% to 1.97%     0.83%     18.08%     to  18.61%
2005  17,105,037  18.05 to  18.32      312,995,114  1.52% to 1.97%     0.65%     11.85%     to  12.36%

Growth Fund (Class 2)
2009  27,875,080  16.39 to  16.93      470,030,372  1.52% to 1.97%     0.65%     36.70%     to  37.31%
2008  32,104,323  11.99 to  12.33      394,455,264  1.52% to 1.97%     0.75%    -45.06%     to -44.82%
2007  37,442,579  21.82 to  22.34      834,187,972  1.52% to 1.97%     0.76%     10.16%     to  10.66%
2006  39,467,458  19.81 to  20.19      795,069,301  1.52% to 1.97%     0.85%      8.07%     to   8.56%
2005  32,609,118  18.33 to  18.60      605,616,325  1.52% to 1.97%     0.75%     13.93%     to  14.44%

Growth-Income Fund (Class 2)
2009  31,212,080  14.46 to  14.94      464,726,621  1.52% to 1.97%     1.58%     28.68%     to  29.26%
2008  35,657,770  11.23 to  11.56      410,931,178  1.52% to 1.97%     1.64%    -39.06%     to -38.79%
2007  41,685,459  18.44 to  18.89      785,132,652  1.52% to 1.97%     1.48%      2.99%     to   3.46%
2006  43,071,182  17.90 to  18.25      784,498,398  1.52% to 1.97%     1.65%     12.96%     to  13.47%
2005  37,438,659  15.85 to  16.09      601,415,194  1.52% to 1.97%     1.41%      3.77%     to   4.24%

Asset Allocation Fund (Class 3)
2009   1,017,052  42.10 to  42.62       43,321,176  1.30% to 1.40%     2.32%     22.23%     to  22.35%
2008   1,178,662  34.44 to  34.83       41,036,878  1.30% to 1.40%     2.43%    -30.37%     to -30.30%
2007   1,427,576  49.47 to  49.97       71,314,007  1.30% to 1.40%     2.12%      5.08%     to   5.18%
2006   1,601,343  47.08 to  47.51       76,054,888  1.30% to 1.40%     2.15%     13.16%     to  13.27%
2005   1,812,146  41.60 to  41.95       75,989,381  1.30% to 1.40%     2.16%      7.74%     to   7.85%

Cash Management Fund (Class 3)
2009     785,727  22.03 to  22.30       17,519,838  1.30% to 1.40%     0.21%     -1.70%     to  -1.60%
2008   1,113,284  22.42 to  22.67       25,225,866  1.30% to 1.40%     1.67%      0.57%     to   0.67%
2007     895,103  22.29 to  22.52       20,152,748  1.30% to 1.40%     6.98%      3.38%     to   3.48%
2006     836,379  21.56 to  21.76       18,196,166  1.30% to 1.40%     2.19%      3.19%     to   3.29%
2005     745,114  20.89 to  21.06       15,694,797  1.30% to 1.40%     0.69%      1.31%     to   1.41%

Growth Fund (Class 3)
2009   1,494,840 152.22 to 154.09      230,247,705  1.30% to 1.40%     0.69%     37.58%     to  37.72%
2008   1,767,217 110.64 to 111.89      197,665,581  1.30% to 1.40%     0.81%    -44.71%     to -44.66%
2007   2,105,017 200.12 to 202.17      425,443,840  1.30% to 1.40%     0.79%     10.87%     to  10.98%
2006   2,476,760 180.50 to 182.16      451,036,649  1.30% to 1.40%     0.77%      8.75%     to   8.86%
2005   2,965,878 165.97 to 167.33      496,145,405  1.30% to 1.40%     0.69%     14.66%     to  14.78%

Growth-Income Fund (Class 3)
2009   2,051,954 108.46 to 109.79      225,163,090  1.30% to 1.40%     1.61%     29.48%     to  29.61%
2008   2,421,334  83.76 to  84.70      205,009,214  1.30% to 1.40%     1.68%    -38.65%     to -38.59%
2007   2,937,093 136.53 to 137.93      404,960,122  1.30% to 1.40%     1.49%      3.66%     to   3.76%
2006   3,444,347 131.72 to 132.93      457,705,512  1.30% to 1.40%     1.52%     13.70%     to  13.81%
2005   4,017,990 115.85 to 116.80      469,155,690  1.30% to 1.40%     1.29%      4.41%     to   4.52%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
High-Income Bond Fund (Class 3)
2009     334,808  69.91 to 70.76        23,685,327  1.30% to 1.40%     7.13%     37.21%     to  37.34%
2008     352,080  50.95 to 51.52        18,134,272  1.30% to 1.40%     6.99%    -24.82%     to -24.75%
2007     404,046  67.78 to 68.47        27,657,188  1.30% to 1.40%    10.61%     -0.01%     to   0.09%
2006     489,770  67.79 to 68.41        33,496,125  1.30% to 1.40%     5.87%      9.12%     to   9.23%
2005     587,965  62.12 to 62.63        36,815,196  1.30% to 1.40%     5.93%      0.83%     to   0.93%

International Fund (Class 3)
2009   1,417,411  47.40 to 47.98        67,987,799  1.30% to 1.40%     1.55%     41.26%     to  41.40%
2008   1,671,356  33.56 to 33.94        56,701,012  1.30% to 1.40%     1.82%    -42.91%     to -42.85%
2007   2,080,064  58.78 to 59.38       123,482,824  1.30% to 1.40%     1.46%     18.43%     to  18.55%
2006   2,405,011  49.63 to 50.09       120,436,613  1.30% to 1.40%     1.61%     17.42%     to  17.53%
2005   2,663,104  42.27 to 42.62       113,464,916  1.30% to 1.40%     1.42%     19.85%     to  19.97%

U.S. Government/AAA-Rated Securities Fund (Class 3)
2009     753,235  35.88 to 36.32        27,342,808  1.30% to 1.40%     2.38%      1.15%     to   1.25%
2008     920,427  35.47 to 35.87        33,001,741  1.30% to 1.40%     2.85%      6.16%     to   6.27%
2007     855,535  33.41 to 33.76        28,870,237  1.30% to 1.40%     7.29%      5.15%     to   5.26%
2006     996,762  31.78 to 32.07        31,959,063  1.30% to 1.40%     3.74%      2.36%     to   2.46%
2005   1,242,128  31.04 to 31.30        38,870,364  1.30% to 1.40%     3.72%      1.07%     to   1.17%

Growth and Income Portfolio (Class VC)
2009  21,685,033   7.78 to  8.03(5)    218,701,580  1.15% to 2.30%     1.02%     17.54%     to  22.85%(15)(6)
2008  22,178,040   6.61 to  6.83(5)    191,962,266  1.15% to 2.05%     1.55%    -37.97%     to -37.15%
2007  20,216,084  10.66 to 10.86(5)    281,634,255  1.15% to 2.05%     1.32%      0.82%     to   2.25%
2006  17,926,774  10.58 to 10.62(5)    246,019,110  1.15% to 2.05%     1.35%      4.82%(9)  to   5.29%(9)(6)
2005  15,827,941  11.64 to 11.91       188,203,284  1.52% to 1.97%     1.04%      1.23%     to   1.69%

Mid-Cap Value Portfolio (Class VC)
2009   2,906,341  10.91 to 11.13        32,294,873  1.52% to 1.77%     0.47%     24.40%     to  24.71%
2008   3,725,186   8.77 to  8.92        33,200,982  1.52% to 1.77%     1.11%    -40.42%     to -40.27%
2007   5,311,917  14.73 to 14.94        79,277,583  1.52% to 1.77%     0.38%     -1.18%     to  -0.94%
2006   6,529,071  14.90 to 15.08        98,390,983  1.52% to 1.77%     0.46%     10.26%     to  10.54%
2005   8,338,434  13.51 to 13.64       113,685,375  1.52% to 1.77%     0.46%      6.33%     to   6.59%

BB&T Capital Manager Equity VIF
2009     254,380   8.70 to  9.01(5)      2,284,872  1.52% to 2.17%     0.86%     23.36%     to  26.47%(15)(6)
2008     341,013   7.10 to  7.31(5)      2,485,457  1.52% to 2.02%     1.35%    -39.88%     to -39.16%(6)
2007     396,678  11.82 to 12.01(5)      4,754,397  1.52% to 2.02%     2.78%     -0.30%     to   0.53%
2006     297,909  11.85 to 11.95(5)      3,554,572  1.52% to 2.02%     1.19%      6.79%(10) to  14.01%
2005       3,383  10.32 to 10.48            35,013  1.52% to 1.97%     2.54%      3.22%(8)  to   4.79%(8)

BB&T Large Cap VIF
2009     221,514   8.05 to  8.35(5)      1,836,714  1.52% to 2.17%     1.00%     16.71%     to  23.46%(15)(6)
2008     271,911   6.96 to  7.16(5)      1,932,960  1.52% to 2.02%     1.57%    -38.91%     to -38.37%
2007     335,934  11.40 to 11.62(5)      3,879,807  1.52% to 2.02%     2.01%     -8.29%     to  -7.29%
2006     174,402  12.43 to 12.53(5)      2,174,000  1.52% to 2.02%     0.97%      6.89%(10) to  19.45%
2005      13,166  10.26 to 10.49           138,082  1.52% to 1.97%     1.18%      2.57%(8)  to   4.89%(8)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
      --------------------------------------------  ---------------------------------------------------------
                   Unit Fair Value                   Expense Ratio  Investment           Total Return
                      Lowest to        Net Assets       Lowest        Income              Lowest to
Year     Units     Highest ($) (4)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -----------------  -------------  --------------  ----------  -----------------------------
BB&T Mid Cap Growth VIF
2009     151,635   8.43 to  8.65(5)      1,308,831  1.52% to 2.17%     0.00%     25.76%     to  30.28% (15)(6)
2008     344,753   6.75 to  6.88(5)      2,364,860  1.52% to 2.02%     0.00%    -52.75%     to -52.51% (6)
2007     298,407  14.29 to 14.49(5)      4,313,645  1.52% to 2.02%     0.00%     32.03%     to  32.98%
2006     215,430  10.82 to 10.89(5)      2,343,054  1.52% to 2.02%     0.16%      5.69%(10) to   5.93% (10)(6)
2005      22,213  10.67 to 10.71           237,746  1.52% to 1.97%     0.00%      6.73%(8)  to   7.08% (8)

BB&T Special Opportunities Equity VIF
2009   1,117,946  12.85 to 13.12(5)     14,612,765  1.52% to 2.17%     0.00%     27.30%(15) to  41.37% (6)
2008     979,881   9.12 to  9.28(5)      9,070,268  1.52% to 2.02%     0.15%    -35.04%     to -34.71% (6)
2007     721,360  14.04 to 14.22(5)     10,239,903  1.52% to 2.02%     0.00%     10.96%     to  11.70%
2006     263,198  12.66 to 12.73(5)      3,349,682  1.52% to 2.02%     0.05%      8.33%(10) to  22.83%
2005      24,009           10.36(5)        248,845  1.52% to 1.97%     0.00%      3.55%(8)  to   3.76% (8)

BB&T Total Return Bond VIF
2009     813,916  11.22 to 11.65(5)      9,457,386  1.52% to 2.17%     4.02%      5.05%(15) to   6.93% (6)
2008     881,670  10.57 to 10.89(5)      9,579,684  1.52% to 2.02%     4.13%      1.12%     to   1.82% (6)
2007     786,205  10.45 to 10.70(5)      8,405,798  1.52% to 2.02%     4.13%      3.12%     to   4.86%
2006     300,793  10.13 to 10.20(5)      3,070,867  1.52% to 2.02%     4.03%      0.05%(10) to   1.91%
2005      26,825  10.01 to 10.07(5)        268,549  1.52% to 1.97%     0.44%      0.73%(8)  to   1.00% (8)(6)

MTB Managed Allocation Fund - Moderate Growth II
2009          44   8.93 to  8.97               394  1.52% to 1.77%     0.00%     23.48%     to  23.73%
2008         234   7.23 to  7.25             1,697  1.52% to 1.77%     4.81%    -30.15%     to -29.81%
2007          20  10.30 to 10.38               207  1.52% to 1.77%     1.94%      3.05%(13) to   3.81% (13)
2006          --     --       --                --             --        --         --             --
2005          --     --       --                --             --        --         --             --

Franklin Income Securities Fund (Class 2)
2009   2,198,185   9.26 to  9.48(5)     20,645,365  1.15% to 2.30%     7.12%     25.18%(15) to  34.05% (6)
2008   1,013,572   7.00 to  7.07(5)      7,131,063  1.15% to 2.05%     6.92%    -30.02%(14) to -29.30% (14)(6)
2007          --     --       --                --             --        --         --             --
2006          --     --       --                --             --        --         --             --
2005          --     --       --                --             --        --         --             --

Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)
2009   3,482,506   8.39 to  8.56(5)     29,523,958  1.15% to 2.30%     2.86%     25.44%(15) to  28.76% (6)
2008   2,814,991   6.56 to  6.64        18,615,929  1.15% to 2.05%     4.22%    -34.40%(14) to -33.55% (14)(6)
2007          --     --       --                --             --        --         --             --
2006          --     --       --                --             --        --         --             --
2005          --     --       --                --             --        --         --             --

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions, see footnote 4.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year.

(4) The unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions.

(5) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(6) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(7) For the period from the effective date of July 1, 2005 to December 31, 2005.

(8) For the period from the effective date of October 10, 2005 to December 31, 2005.

(9) For the period from the effective date of September 5, 2006 to December 31, 2006.

(10) For the period from the effective date of September 29, 2006 to December 31, 2006.

(11) For the period from the effective date of May 1, 2006 to December 31, 2006.

(12) For the period from the effective date of January 29, 2007 to December 31, 2007.

(13) For the period from the effective date of February 5, 2007 to December 31, 2007.

(14) For the period from the effective date of February 4, 2008 to December 31, 2008.

(15) For the period from the effective date of May 13, 2009 to December 31, 2009.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                 INDEX TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                          Page
                                                                       Number(s)
                                                                       ---------
Report of Independent Registered Public Accounting Firm                    --

Consolidated Balance Sheets - December 31, 2009 and 2008                 1 to 2

Consolidated Statements of Income (Loss) -
   Years Ended December 31, 2009, 2008 and 2007                            3

Consolidated Statements of Comprehensive Income (Loss) -
   Years Ended December 31, 2009, 2008 and 2007                            4

Consolidated Statements of Shareholder's Equity - Years Ended
   December 31, 2009, 2008 and 2007                                        5

Consolidated Statements of Cash Flows - Years Ended
   December 31, 2009, 2008 and 2007                                      6 to 7

Notes to Consolidated Financial Statements                              8 to 56

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of SunAmerica Annuity and Life Assurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income (loss), comprehensive income (loss), shareholder's equity and cash flows present fairly, in all material respects, the financial position of SunAmerica Annuity and Life Assurance Company, formerly known as AIG SunAmerica Life Assurance Company and subsidiaries (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for other-than-temporary impairments of fixed maturity securities as of April 1, 2009. Also, as of January 1, 2008, the Company adopted a new framework for measuring fair value.


/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 27, 2010

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS

                                                                     December 31,
                                                                  -----------------
                                                                    2009     2008
                                                                  -------   -------
                                                                    (In millions)
ASSETS:
Investments:
   Fixed maturity securities, available for sale, at fair value
      (amortized cost: 2009 - $2,006; 2008 - $2,160)              $ 1,888   $ 1,960
   Fixed maturity securities, trading, at fair value                   11        12
   Equity securities, available for sale, at fair value
      (cost: 2009 - $1; 2008 - $0)                                      1        --
   Mortgage and other loans receivable, (net of allowance:
      2009 - $7; 2008 - $0)                                           394       429
   Policy loans                                                       128       151
   Mutual funds                                                        18        16
   Partnerships                                                       173       139
   Derivative assets, at fair value                                   207       609
   Short-term investments (portion measured at fair value:
      2009 - $651; 2008 - $821)                                       784     1,407
                                                                  -------   -------
Total investments                                                   3,604     4,723

Cash                                                                   62       165
Accrued investment income                                              35        39
Income taxes receivable from Parent                                   291        --
Deferred policy acquisition costs                                     653     1,134
Deferred sales inducements                                            115       207
Deferred tax asset                                                    162       372
Receivable from brokers                                                 1        --
Goodwill                                                               --         9
Other assets                                                           57        52
Separate account assets, at fair value                             21,799    19,074
                                                                  -------   -------
TOTAL ASSETS                                                      $26,779   $25,775
                                                                  =======   =======

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS (Continued)

                                                           December 31,
                                                        -----------------
                                                          2009      2008
                                                        -------   -------
                                                          (In millions)
LIABILITIES AND SHAREHOLDER'S EQUITY:
Liabilities:
Policyholder contract deposits                          $ 3,717   $ 5,484
Future policy benefits                                      424       384
Income taxes payable to Parent                               --        79
Amounts due to related parties                               14         8
Derivative liabilities, at fair value                         7        --
Other liabilities                                           159       150
Separate account liabilities                             21,799    19,074
                                                        -------   -------
TOTAL LIABILITIES                                        26,120    25,179
                                                        -------   -------
SHAREHOLDER'S EQUITY:
   Common stock, $1,000 par value, 4,000 shares
      authorized, 3,511 shares issued and outstanding         4         4
   Additional paid-in capital                             1,224     1,220
   Accumulated deficit                                     (498)     (501)
   Accumulated other comprehensive loss                     (71)     (127)
                                                        -------   -------
TOTAL SHAREHOLDER'S EQUITY                                  659       596
                                                        -------   -------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY              $26,779   $25,775
                                                        =======   =======

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                    CONSOLIDATED STATEMENTS OF INCOME (LOSS)

                                                                               Years ended December 31,
                                                                               ------------------------
                                                                                2009      2008     2007
                                                                               ------   -------   -----
                                                                                    (In millions)
REVENUES:
   Fee income:
      Variable annuity policy fees, net of reinsurance                         $  424   $   525   $584
      Asset management fees                                                        35        58     80
      Universal life insurance policy fees, net of reinsurance                     28        30     34
      Surrender charges                                                            20        38     26
      Other fees                                                                   11        13     15
                                                                               ------   -------   ----
   Total fee income                                                               518       664    739
   Net investment income                                                          208       182    285
   Net realized investment gains (losses):
      Total other-than-temporary impairment losses on available for sale
         securities                                                              (159)     (642)   (51)
      Portion of impairment losses on fixed maturities, available for sale
         recognized in other comprehensive income (loss)                           35        --     --
                                                                               ------   -------   ----
      Net other-than-temporary impairments on available for sale fixed
         maturity securities recognized in net income (loss)                     (124)     (642)   (51)
      Other realized investment gains (losses)                                    318      (920)   (13)
                                                                               ------   -------   ----
   Total net realized investment gain (loss)                                      194    (1,562)   (64)
                                                                               ------   -------   ----
TOTAL REVENUES                                                                    920      (716)   960
                                                                               ------   -------   ----
BENEFITS AND EXPENSES:
   Interest credited on policyholder contract deposits                            133       153    160
   Amortization of bonus interest                                                  91        85     36
   Policyholder benefits                                                          196       402     43
   Amortization of deferred acquisition costs and deferred sales inducements      538       524    302
   General and administrative expenses, net of deferrals                          176       180    167
   Commissions, net of deferrals                                                   75        95    104
                                                                               ------   -------   ----
TOTAL BENEFITS AND EXPENSES                                                     1,209     1,439    812
                                                                               ------   -------   ----
INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)                                (289)   (2,155)   148
INCOME TAX EXPENSE (BENEFIT)                                                     (116)     (531)    17
                                                                               ------   -------   ----
NET INCOME (LOSS)                                                              $ (173)  $(1,624)  $131
                                                                               ======   =======   ====

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                           Years ended December 31,
                                                                          -------------------------
                                                                            2009      2008     2007
                                                                          -------   -------   -----
                                                                                (In millions)
NET INCOME (LOSS)                                                         $  (173)  $(1,624)  $ 131
                                                                          -------   -------   -----
OTHER COMPREHENSIVE INCOME (LOSS):
   Net unrealized gains (losses) of fixed maturity investments on which
      other-than-temporary credit impairments were taken                    1,538       121     105
   Deferred income tax benefit (expense) on above changes                    (106)       68       6
   Net unrealized gains (losses) on all other invested assets arising
      during the period                                                         3       154    (151)
   Deferred income tax benefit (expense) on above changes                      (1)      (57)     53
   Reclassification adjustment for net realized losses included in net
      income (loss)                                                        (1,236)     (303)   (123)
   Adjustment to deferred policy acquisition costs and deferred sales
      inducements                                                              --        (3)      4
   Deferred income tax benefit (expense) on above changes                      --         1      (1)
   Foreign currency translation adjustments                                     2        (6)     --
   Deferred income tax benefit (expense) on above changes                      (1)        2      --
                                                                          -------   -------   -----
OTHER COMPREHENSIVE INCOME (LOSS)                                             199       (23)   (107)
                                                                          -------   -------   -----
COMPREHENSIVE INCOME (LOSS)                                               $    26   $(1,647)  $  24
                                                                          =======   =======   =====

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                            Years ended December 31,
                                                           -------------------------
                                                            2009      2008     2007
                                                           ------   -------   ------
                                                                 (In millions)
COMMON STOCK:
   Balance at beginning and end of year                    $    4   $     4   $    4
                                                           ------   -------   ------
ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year                             1,220       935      762
      Capital contribution from Parent (see note 11)            4       285      173
                                                           ------   -------   ------
   Balance at end of year                                   1,224     1,220      935
                                                           ------   -------   ------
RETAINED EARNINGS (ACCUMULATED DEFICIT):
   Balance at beginning of year                              (501)    1,123      992
      Cumulative effect of accounting change, net of tax      176        --       --
                                                           ------   -------   ------
      Adjusted balance at beginning of year                  (325)    1,123      992
      Net income (loss)                                      (173)   (1,624)     131
                                                           ------   -------   ------
   Balance at end of year                                    (498)     (501)   1,123
                                                           ------   -------   ------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
   Balance at beginning of year                              (127)     (104)       3
      Cumulative effect of accounting change, net of tax     (143)       --       --
                                                           ------   -------   ------
      Adjusted balance at beginning of year                  (270)     (104)       3
      Other comprehensive income (loss)                       199       (23)    (107)
                                                           ------   -------   ------
   Balance at end of year                                     (71)     (127)    (104)
                                                           ------   -------   ------
TOTAL SHAREHOLDER'S EQUITY                                 $  659   $   596   $1,958
                                                           ======   =======   ======

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                               Years ended December 31,
                                                                               ------------------------
                                                                                2009     2008     2007
                                                                               -----   -------   ------
                                                                                     (In millions)
CASH FLOW FROM OPERATING ACTIVITIES
Net income (loss)                                                              $(173)  $(1,624)  $ 131
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH PROVIDED BY OPERATING
   ACTIVITIES:
   Interest credited on policyholder contract deposits                           133       153     160
   Net realized investment (gain) loss                                          (194)    1,562      64
   Amortization of deferred policy acquisition costs and deferred sales
      inducements                                                                538       524     302
   Amortization of bonus interest                                                 91        85      36
   Net (increase) decrease in partnerships attributable to equity accounting     (37)       56      (6)
   Net unrealized loss on fixed maturity securities, trading                      --         3      --
   Amortization of net premium/(accretion of net discount) on investments         (8)       (7)      5
   Deferral of acquisition costs                                                 (87)     (212)   (249)
   Provision for deferred income taxes                                           176      (638)     (6)
   Capitalized interest                                                           (9)      (10)    (11)
   Change in:
      Accrued investment income                                                    4        13       7
      Income taxes receivable from/payable to Parent                            (370)       87      (8)
      Other assets                                                                (7)       14      (6)
      Due from/to related parties                                                  6       (32)     16
      Future policy benefits                                                      40       309      --
      Other liabilities                                                           21       (62)    (13)
      Other, net                                                                  21       (24)    (37)
                                                                               -----   -------   -----
   NET CASH PROVIDED BY OPERATING ACTIVITIES                                     145       197     385
                                                                               -----   -------   -----
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of:
   Fixed maturity securities                                                    (249)   (1,001)   (950)
   Mortgage and other loans receivable                                           (19)       (6)    (30)
   Partnerships                                                                   --       (16)    (67)
   Derivatives                                                                  (949)     (319)    (75)
   Other investments, excluding short-term investments                            --        --      (7)
Sales of:
   Fixed maturity securities                                                     205     1,653     801
   Partnerships                                                                    7        65      --
   Derivatives                                                                   255       919      54
   Other investments, excluding short-term investments                            (2)       22      17
Redemptions and maturities of:
   Fixed maturity securities                                                     302       474     446
   Mortgage and other loans receivable                                            47        29     116
Policy loans issued                                                               (9)      (19)     (6)
Payments received on policy loans                                                 41        30      25
(Increase) decrease in securities lending invested collateral                     --     1,730     (91)
Net change in short-term investments                                             623    (1,092)   (167)
                                                                               -----   -------   -----
   NET CASH PROVIDED BY INVESTING ACTIVITIES                                   $ 252   $ 2,469   $  66
                                                                               -----   -------   -----

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                                            Years ended December 31,
                                                           --------------------------
                                                            2009      2008     2007
                                                           ------   -------   -------
                                                                  (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                              $ 354    $ 1,611   $ 1,833
Net exchanges from the fixed accounts of variable annuity
   contracts                                                (201)    (1,462)   (1,695)
Policyholder account withdrawals                            (475)      (580)     (471)
Claims and annuity payments, net of reinsurance, on
   policyholder contracts                                   (181)      (206)     (189)
Increase (decrease) in securities lending payable             --     (2,197)       86
Capital contribution                                           3        284         4
                                                           -----    -------   -------
   NET CASH USED IN FINANCING ACTIVITIES                    (500)    (2,550)     (432)
                                                           -----    -------   -------
INCREASE (DECREASE) IN CASH                                 (103)       116        19
CASH AT BEGINNING OF PERIOD                                  165         49        30
                                                           -----    -------   -------
CASH AT END OF PERIOD                                      $  62    $   165   $    49
                                                           =====    =======   =======
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes received from (paid to) Parent                $ (78)   $    21   $   (31)
                                                           =====    =======   =======
Non-cash activity:
   Bonus interest and other deferrals credited to
      policyholder contract deposits                       $  11    $    45   $    39
                                                           =====    =======   =======
   Investment in fixed maturity securities, trading           --        (15)       --
                                                           =====    =======   =======
   Capital contribution of partnerships                       --          1       169
                                                           =====    =======   =======

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

SunAmerica Annuity and Life Assurance Company, formerly known as AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("Retirement Services"), a wholly owned subsidiary of American International Group, Inc. ("American International Group").

The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Company owns 100 percent of the outstanding capital stock of its consolidated subsidiary, SunAmerica Asset Management Corp. ("SAAMCo") which in turn has two wholly owned subsidiaries:
SunAmerica Capital Services, Inc. ("SACS") and SunAmerica Fund Services, Inc. ("SFS").

SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The financial condition of American International Group beginning late in the third quarter of 2008 and related events described in Note 13 below (collectively, the "American International Group Events") have also impacted the Company's operations. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of variable annuity assets held in separate accounts. Although management expects to be able to achieve its plans, no assurance can be given that one or more of the risks described above will not result in material adverse effects on the Company's financial position, results of operations and/or statutory capital.

Products for the annuity operations and asset management operations are marketed through affiliated and non-affiliated independent broker-dealers, full-service securities firms and financial institutions. One non-affiliated selling organization in the annuity operations represented 16 percent, 31 percent and 31 percent of new deposits in the years ended December 31, 2009, 2008 and 2007, respectively. With respect to the annuity operations, no other non-affiliated selling organization was responsible for 10 percent or more of new deposits for any such period. Two non-affiliated selling organizations in the asset management operations represented 16 percent and 11 percent of new deposits in 2009 and one non-affiliated selling organization represented 16 percent and 18 percent of new deposits in the years ended December 31, 2008 and 2007, respectively. With respect to the asset management operations, no other non-affiliated selling organization was responsible for 10 percent or more of new deposits for any such period.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain reclassifications and format changes have been made to prior period amounts to conform to the current period presentation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

The Company considers its most critical accounting estimates to be those with respect to recoverability of deferred income tax assets, policyholder contract deposits, future policy benefits, estimated gross profits for investment-oriented products, recoverability of deferred policy acquisition costs ("DAC"), fair value measurements of certain assets and liabilities, and other-than-temporary impairments in the value of investments. These estimates, by their nature, are based on judgment and current facts and circumstances. Therefore, actual results could differ from these estimates, possibly in the near term, and could have a material effect on the Company's consolidated financial statements.

2.2 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period.

2.3 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Fixed maturity and equity securities classified as available for sale are recorded at fair value. Unrealized gains and losses, net of deferred taxes and amortization of deferred policy acquisition costs and deferred sales inducements, are recorded as a separate component of accumulated other comprehensive income (loss), within shareholder's equity. Realized gains and losses on the sale of investments are recognized in earnings at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

Fixed maturity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in Maiden Lane II LLC ("ML II"). See Note 6 for discussion of ML II. Realized and unrealized gains and losses on trading securities are reported in net investment income.

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                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.3 INVESTMENTS (CONTINUED)

IMPAIRMENT POLICIES

On April 1, 2009, the Company adopted prospectively a new accounting standard addressing the evaluation of fixed maturity securities for other-than-temporary impairments. This new standard has significantly altered the Company's policies and procedures for determining impairment charges recognized through earnings. The new standard requires a company to recognize the credit component (a credit impairment) of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The new standard also changes the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold the security until recovery and requires additional disclosures. A credit impairment, which is recognized in earnings when it occurs, is the difference between the amortized cost of the fixed maturity security and the estimated present value of cash flows expected to be collected ("recovery value"), as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized as a separate component of accumulated other comprehensive income
(loss). The Company refers to both credit impairments and impairments recognized as a result of intent to sell as "impairment charges." The impairment model for equity securities was not affected by the new standard.

IMPAIRMENT POLICY - FIXED MATURITY SECURITIES - EFFECTIVE APRIL 1, 2009 AND THEREAFTER

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings.

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, is charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit were taken (a component of accumulated other comprehensive income (loss)).

When assessing the Company's intent to sell a fixed maturity security, or if it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.

The Company considers severe price declines and the duration of such price declines in its assessment of potential credit impairments. The Company also modifies its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, the Company generally prospectively accretes into income the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

In assessing whether a credit impairment has occurred for a structured fixed maturity security (e.g. Residential Mortgage Backed Securities ("RMBS"), Commercial Mortgage Backed Securities ("CMBS"), Collateralized Debt Obligations ("CDO"), Asset Backed Securities ("ABS")), the Company performs evaluations of expected future cash flows. Certain critical assumptions are made with respect to the performance of the securities.

When estimating future cash flows for a structured fixed maturity security (e.g. RMBS, CMBS, CDO, ABS) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security.

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                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.3 INVESTMENTS (CONTINUED)

In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

     -    Current delinquency rates;

     -    Expected default rates and timing of such defaults;

     -    Loss severity and timing of any such recovery;

     -    Expected prepayment speeds; and

     -    Ratings of securities underlying structured products.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macro economic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

IMPAIRMENT POLICY - FIXED MATURITY SECURITIES - PRIOR TO APRIL 1, 2009

In all periods prior to April 1, 2009, the Company assessed its ability to hold any fixed maturity available for sale security in an unrealized loss position to its recovery at each balance sheet date. The decision to sell any such fixed maturity security classified as available for sale reflected the judgment of the Company's management that the security sold was unlikely to provide, on a relative value basis, as attractive a return in the future as alternative securities entailing comparable risks. With respect to distressed securities, the sale decision reflected management's judgment that the risk-adjusted ultimate recovery was less than the value achievable on sale.

In those periods, the Company evaluated its fixed maturity securities for other-than-temporary impairments with respect to valuation as well as credit.

After a fixed maturity security had been identified as other-than-temporarily impaired, the amount of such impairment was determined as the difference between fair value and amortized cost and the entire amount was recorded as a charge to earnings.

IMPAIRMENT POLICY - EQUITY SECURITIES

The impairment model for equity securities and other cost and equity method investments was not affected by the adoption of the new accounting standard related to other-than-temporary impairments in the second quarter of 2009. The Company continues to evaluate its available for sale equity securities, equity method and cost method investments for impairment by considering such securities candidates for other-than-temporary impairment if they meet any of the following criteria:

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                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.3 INVESTMENTS (CONTINUED)

     - The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

     - A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

     - The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which the Company could not reasonably assert that the impairment period would be temporary ("severity losses").

MORTGAGE AND OTHER LOANS RECEIVABLE

Mortgage and other loans receivable includes mortgage loans on real estate, collateral, commercial and guaranteed loans. Mortgage and other loans are classified as loans held for investment.

MORTGAGE LOANS HELD FOR INVESTMENT

Loans classified as "held for investment" are those that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff. Mortgage loans held for investment are carried at unpaid principal balances less valuation allowances and deferred fees or expenses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income in the consolidated statements of income (loss). Non-refundable loan origination fees and certain incremental direct origination costs are offset and the resulting net amount is deferred and amortized in net investment income (or expense) over the life of the related loan as an adjustment of the loan's yield. Loan commitment fees are generally deferred and recognized in net investment income (expense) as an adjustment of yield over the related life of the loan or upon expiration of the commitment if the commitment expires unexercised.

VALUATION ALLOWANCE

An allowance for mortgage and other loans receivable is based on certain risk factors and recognized when collection of all amounts due under the contractual terms is not probable. There are two components of allowance for loan loss: 1) individual loans that are specifically reserved ("specific loan loss allowance") and 2) groups of loans that have specific characteristics indicating a probable loss although the loss cannot be determined for any individual loan in the group ("segment loan loss allowance".)

A specific loan loss allowance is determined based on the fair value of the collateral supported by an internal cash flow analysis, third party broker opinion of value or a third party appraisal report. The allowance amount is calculated as the excess of book value of the individual loan over the fair value of its collateral, net of a sales cost estimate.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.3 INVESTMENTS (CONTINUED)

The Company segregates pools of loans with higher risk profile from the mortgage loan portfolio to determine a segment loan loss allowance, using factors such as risk rating, vintage, maturity date, debt service coverage ratio (DSCR), loan to value (LTV) and type of loan. The Company reviews and revises these key assumptions on a quarterly basis based on an analysis of market conditions. The appraised value of the collateral of the loans with higher risk profile is then reduced by a percentage, which is based on current market conditions. To the extent that the reduced appraised value of the collateral of the loans with higher risk profile is lower than its book value, an allowance is recorded. Loans with specific loan loss allowance are excluded from the segment loan loss allowance.

Additions or reductions to the allowance for loan losses are made through charges or credits to realized investment gains (losses) in the consolidated statements of income (loss).

POLICY LOANS

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

MUTUAL FUNDS

Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and are carried at market value.

PARTNERSHIPS

Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of accumulated other comprehensive income (loss). With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than a five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value. The changes in such net asset values, accounted for under the equity method are recorded in net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments. See Note 5 for additional discussion of derivatives.

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                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.3 INVESTMENTS (CONTINUED)

The Company issues certain variable annuity products that offer optional guaranteed minimum account value ("GMAV") and guaranteed minimum withdrawal benefit ("GMWB") living benefits. The GMAV and GMWB are considered embedded derivatives that are required to be bifurcated from the host contract and carried at fair value. The fair value of the GMAV and GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMAV and GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments. The Company also economically hedges these guarantees by utilizing both exchange traded and over-the-counter index options and exchange traded futures. Exchange traded index options and futures are marked to market using observable market quotes while over-the-counter index options are marked to market through matrix pricing that utilizes observable market inputs.

See Notes 2.8 and 8 for further discussion of GMAV and GMWB.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The GMAV and GMWB embedded derivatives are included in policyholder contract deposits and the index options are reported in derivative assets or derivative liabilities in the consolidated balance sheets. Changes in the fair value of derivatives are reported as part of net realized investment loss in the consolidated statements of income (loss).

SHORT-TERM INVESTMENTS

Short-term investments include interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

2.4 CASH

Cash represents cash on hand and non-interest bearing demand deposits.

2.5 DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Policy acquisition costs represent those costs, including commissions and certain marketing expenses that vary with and are primarily related to the acquisition of new business. Policy acquisition costs related to investment-type products are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net interest income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. The Company uses a "reversion to the mean" methodology which allows the Company to maintain its long-term assumptions, while also giving consideration to the effect of deviations from these assumptions occurring in the current period. A DAC unlocking is performed when management determines that key assumptions (e.g. market return, surrender rates, etc.) should be modified. The DAC asset is recalculated using the new long-term assumptions. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry. Any resulting adjustment is included in earnings as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.5 DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS (CONTINUED)

The DAC for investment-type products is also adjusted with respect to estimated gross profits as a result of changes in the net unrealized gains or losses on fixed maturity securities and equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity securities and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income (loss).

The Company offers sales inducements, which include enhanced crediting rates or bonus payments to contract holders on certain annuity products. Sales inducements provided to the contract holders are primarily recognized as part of separate account liabilities in the consolidated balance sheet. The cost of sales inducements is deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, these bonus amounts must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without these bonus amounts, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

2.6 GOODWILL

Goodwill is the excess of the cost of an acquired business over the fair value of the identifiable net assets of the acquired business. Goodwill is tested for impairment annually, or more frequently if circumstances indicate an impairment may have occurred.

Within the insurance operations, $4.6 million of goodwill was impaired in the year ended December 31, 2008. With regard to asset management operations, $9.5 million of goodwill was impaired in the year ended December 31, 2009. Goodwill at December 31, 2008 is presented net of accumulated amortization of $11 million.

The impairment assessment involves a two-step process in which an initial assessment for potential impairment is performed and, if potential impairment is present, the amount of impairment is measured and recorded. Impairment is tested at the reporting unit level or, when all reporting units that comprise an operating segment have similar economic characteristics, impairment is tested at the operating segment level.

Management initially assesses the potential for impairment by estimating the fair value of each of the Company's reporting units or operating segments and comparing the estimated fair values with the carrying amounts of those reporting units, including allocated goodwill. The estimate of a reporting unit's fair value may be based on one or a combination of approaches including market-based earning multiples of the unit's peer companies, discounted future cash flows, external appraisals or, in the case of reporting units being considered for sale, third-party indications of fair value, if available. Management considers one or more of these estimates when determining the fair value of a reporting unit to be used in the impairment test.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.6 GOODWILL (CONTINUED)

If the estimated fair value of a reporting unit exceeds its carrying value, goodwill is not impaired. If the carrying value of a reporting unit exceeds its estimated fair value, goodwill associated with that reporting unit potentially is impaired. The amount of impairment, if any, is measured as the excess of the carrying value of goodwill over the estimated fair value of the goodwill. The estimated fair value of the goodwill is measured as the excess of the fair value of the reporting unit over the amounts that would be assigned to the reporting unit's assets and liabilities in a hypothetical business combination. An impairment charge is recognized in the statements of income (loss) to the extent of the excess.

2.7 SEPARATE ACCOUNT ASSETS AND LIABILITIES

The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as separate account assets with an equivalent liability, in the consolidated balance sheet. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income (loss), comprehensive income
(loss), and cash flows. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity fees in the consolidated statement of income (loss).

2.8 POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Deposits collected on these products are not reflected as revenues in the Company's consolidated statements of income (loss), as they are recorded directly to contract holder liabilities upon receipt. Policyholder contract deposits also include the Company's liabilities for GMWB and GMAV, accounted for as embedded derivatives at fair value.

GMWB is a feature the Company began offering on certain variable annuity product in May of 2004. If available and elected by the contract holder at the time of contract issuance and subject to the specific provisions of the feature elected, this feature can provide a guaranteed annual withdrawal stream either for a specified period of time or for life, regardless of market performance. The amount of the guaranteed withdrawal stream is based off of a guaranteed benefit base, the amount of which is determined by the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and /or greater than expected longevity could result in GMWB benefits being higher than the underlying contract holder account balances and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

GMAV is a feature that was offered on certain variable annuity products from the third quarter of 2002 to May 2009. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The fair value of the liabilities for GMWB and GMAV requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB and GMAV guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments. The changes in fair value of the liability for GMWB and GMAV are reported in net realized investment gain (loss) in the consolidated statements of income (loss).

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                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.9 FUTURE POLICY BENEFITS

Future policy benefits include the Company's liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB").

A GMDB feature is issued on a majority of the Company's variable annuity products. This feature provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a guaranteed minimum death benefit that varies by product and type of benefit elected by the contract holder. The Company bears the risk that death claims may exceed contract holder account balances, and that the fees collected under the contract and reinsurance recoveries are insufficient to cover the costs of the benefit to be provided.

Earnings enhancement benefits ("EEB") is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

GMIB is a feature the Company offered on certain variable annuity products from 1998 to 2004. If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a specified waiting period. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated contract holder account balances to support GMIB benefits and that the fees collected under the contract and reinsurance recoveries are insufficient to cover the costs of the benefit to be provided.

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The EEB liability is determined each period end by estimating the expected value of the EEB and recognizing it ratably over the accumulation period based on total assessments. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the GMDB, EEB and GMIB liability balance, with a related charge or credit to Policyholder benefits if actual experience or other evidence suggests that earlier assumptions should be revised.

2.10 NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

     - Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

     - Dividend income and distributions from common and preferred stock and other investments when receivable.

     - Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

     - Earnings from partnership investments accounted for under the equity method.

2.11 NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

     - Sales of fixed maturity and equity securities (except trading securities accounted for at fair value), securities lending invested collateral, investments in limited partnerships and other types of investments.

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                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.11 NET REALIZED INVESTMENT GAINS AND LOSSES (CONTINUED)

     - Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value) and other types of investments for other-than-temporary impairments.

     -    Changes in fair value of derivative assets and liabilities.

     - Exchange gains and losses resulting from foreign exchange transactions.

2.12 FEE INCOME

Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Fees for certain guarantees included in variable annuity policy fees are based on the amount used for determining the related guaranteed benefit (for example, a benefit base for a GMWB feature). Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

2.13 INCOME TAXES

Deferred income tax assets and payables are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in earnings in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in earnings.

2.14 SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE

On December 12, 2008, the Company terminated its securities lending activities (see Note 6 for additional information).

Securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the consolidated statements of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the consolidated statement of income (loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

Since the Company terminated its securities lending activities on December 12, 2008, there were no securities subject to securities lending agreements on the consolidated balance sheets at December 31, 2009 or 2008.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.15 ACCOUNTING CHANGES

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2008:

FAIR VALUE MEASUREMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued an accounting standard that defined fair value, established a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but did not change existing guidance about whether an asset or liability is carried at fair value. The standard also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted the standard on January 1, 2008, its required effective date. The cumulative effect, net of taxes, of adopting the standard was a decrease in net income of $56.0 million, primarily due to the inclusion of explicit risk margins, where appropriate. See Note 3 for additional disclosures.

FAIR VALUE OPTION

In February 2007, the FASB issued an accounting standard that permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in earnings. The standard also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. The standard permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability, or upon most events that gives rise to a new basis of accounting for that instrument. The Company adopted the new standard on January 1, 2008, its required effective date. The Company did not make any fair value measurement elections upon initial election of the standard.

FAIR VALUE OF FINANCIAL ASSETS IN INACTIVE MARKETS

In October 2008, the FASB issued an accounting standard that provides guidance clarifying certain aspects with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting this standard on the Company's consolidated financial condition and results of operations were not material.

AMENDMENT TO OTHER-THAN-TEMPORARY IMPAIRMENT GUIDANCE

In January 2009, the FASB issued an accounting standard that amends the impairment guidance on recognition of interest income and impairment on purchased beneficial interests that continue to be held by a transferor in securitized financial assets to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The standard also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements related to the accounting for certain investments in debt and equity securities and other related guidance. The Company adopted this guidance effective in the fourth quarter of 2008. The effects of adopting the standard on the Company's consolidated financial condition and results of operations were not material.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2009:

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why the Company uses derivative instruments, (ii) how derivative instruments and related hedged items are accounted for, and (iii) how derivative instruments and related hedged items affect the Company's consolidated financial condition, results of operations, and cash flows. The Company adopted the new standard on January 1, 2009. See Note 5 for related disclosures.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.15 ACCOUNTING CHANGES (CONTINUED)

SUBSEQUENT EVENTS

In May 2009, the FASB issued an accounting standard that requires disclosure of the date through which a company evaluated the need to disclose events that occurred subsequent to the balance sheet date and whether that date represents the date the financial statements were issued or were available to be issued. The Company adopted the new standard for the period ended June 30, 2009. The adoption of the new standard did not affect the Company's consolidated financial condition, results of operations or cash flows.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery. The standard does not change the recognition of other-than-temporary impairment for equity securities. The standard requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities. See Note 4 herein for the expanded disclosures.

The Company adopted the new standard on April 1, 2009 and recorded an after-tax cumulative effect adjustment to increase shareholder's equity by $33.3 million as of April 1, 2009, consisting of a decrease in accumulated deficit of $175.9 million and an increase to accumulated other comprehensive loss of $142.6 million, net of tax. The cumulative effect adjustment resulted in an increase of $221.2 million in the amortized cost of fixed maturity securities, which has the effect of significantly reducing the accretion of investment income over the remaining life of the underlying securities, beginning in the second quarter of 2009. The effect of the reduced investment income was offset, in part, by a decrease in the amortization of DAC and sales inducement assets.

The new standard is expected to reduce the level of other-than-temporary impairment charges recorded in earnings for fixed maturity securities due to the following required changes in the Company's accounting policy for other-than-temporary impairments:

     - Impairment charges for non-credit (e.g., severity) losses are no longer recognized in earnings;

     - The amortized cost basis of credit impaired securities will be written down through a charge to earnings to the present value of expected cash flows, rather than to fair value; and

     - For fixed maturity securities that are not deemed to be credit-impaired, the Company is no longer required to assert that it has the intent and ability to hold such securities to recovery to avoid an other-than-temporary impairment charge. Instead, an impairment charge through earnings is required only in situations where the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the security prior to recovery.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.15 ACCOUNTING CHANGES (CONTINUED)

The following table presents the components of the change in the Company's shareholder's equity at April 1, 2009 due to the adoption of the new accounting standard for other-than-temporary impairments.

                                                                      (Increase)                           Net Increase
                                                                     Decrease to   (Increase) Decrease    (Decrease) in
                                                                     Accumulated   to Accumulated Other   Shareholder's
                                                                       Deficit      Comprehensive Loss        Equity
                                                                     -----------   --------------------   -------------
                                                                                        (In millions)
Net effect of the increase in amortized cost of available for sale
   fixed maturity securities                                            $221              $(221)              $ --
Net effect of DAC and deferred sales inducements                         (41)                --                (41)
Net effect on deferred income tax asset                                   (4)                78                 74
                                                                        ----              -----               ----
Net increase (decrease) in the Company's shareholder's equity           $176              $(143)              $ 33
                                                                        ====              =====               ====

DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY

In April 2009, the FASB issued an accounting standard that provides guidance for estimating fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and identifying circumstances that indicate a transaction is not orderly. The new standard also requires extensive additional fair value disclosures. The adoption of the new standard on April 1, 2009, did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

MEASURING LIABILITIES AT FAIR VALUE

In August 2009, the FASB issued an accounting standards update to clarify how the fair value measurement principles should be applied to measuring liabilities carried at fair value. The update explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. The update was effective beginning October 1, 2009 for the Company. The adoption of the new standard update did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)

In September 2009, the FASB issued an accounting standards update that permits, as a practical expedient, a company to measure the fair value of an investment that is within the scope of the update on the basis of the net asset value per share of the investment (or its equivalent) if that value is calculated in accordance with fair value as defined by the FASB. The standard also requires enhanced disclosures. The new standard applies to investment companies that do not have readily determinable fair values such as certain hedge funds and private equity funds. The new standard was effective for interim and annual periods ending after December 15, 2009. The adoption of the new standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.15 ACCOUNTING CHANGES (CONTINUED)

FUTURE APPLICATIONS OF ACCOUNTING STANDARDS:

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

In June 2009, the FASB issued an accounting standard that amends the rules addressing consolidation of variable interest entities with an approach focused on identifying which enterprise has the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and has (i) the obligation to absorb losses of the entity or (ii) the right to receive benefits from the entity. The new standard also requires enhanced financial reporting by enterprises involved with variable interest entities. The new standard is effective for interim and annual periods beginning on January 1, 2010 for the Company. Earlier application is prohibited. The Company does not expect the effect of adopting this new standard on its consolidated financial condition, results of operations or cash flows to be material.

3. FAIR VALUE MEASUREMENTS

3.1 FAIR VALUE OF FINANCIAL INSTRUMENTS

Amounts related to the Company's financial instruments are as follows:

                                                     2009                 2008
                                              ------------------   ------------------
                                              Carrying     Fair    Carrying     Fair
                                                Value     Value      Value     Value
                                              --------   -------   --------   -------
                                                           (In millions)
ASSETS:
   Fixed maturity securities, available for
      sale                                     $ 1,888   $ 1,888    $ 1,960   $ 1,960
   Fixed maturity securities, trading               11        11         12        12
   Equity securities, available for sale             1         1         --        --
   Mortgage and other loans receivable             394       409        429       444
   Policy loans                                    128       128        151       151
   Mutual funds                                     18        18         16        16
   Partnerships (1)                                  4         4         --        --
   Derivative assets                               207       207        609       609
   Short-term investments                          784       784      1,407     1,407
   Accrued investment income                        35        35         39        39
   Separate account assets                      21,799    21,799     19,074    19,074
LIABILITIES:
   Policyholder contract deposits (2)          $ 2,493   $ 2,464    $ 4,179   $ 4,253
   Derivative liabilities                            7         7         --        --

(1) Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

(2) Net embedded derivatives within liability host contracts are presented within policyholder contract deposits.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.1 FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

FIXED MATURITY SECURITIES, EQUITY SECURITIES AND TRADING SECURITIES

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value fixed maturity and equity securities in its available for sale and trading portfolios. Market price data generally is obtained from third party pricing vendors.

The Company estimates the fair value of fixed maturity securities not traded in active markets by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For certain fixed maturity securities that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

The fixed maturity securities, trading portfolio consists of an interest in ML
II. At inception, the Company's economic interest in ML II was valued at the transaction prices of $14.9 million. Subsequently, the ML II interest is valued using a discounted cash flow methodology that uses the estimated future cash flows of the assets to which the ML II interest is entitled. The Company applies model-determined market discount rates to its interests. These discount rates are calibrated to the changes in the estimated asset values for the underlying assets commensurate with the Company's interests in the capital structure of the entity. Estimated cash flows and discount rates used in the valuation are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

The fair value methodology used assumes the underlying collateral in the interest in ML II will continue to be held and generate cash flows into the foreseeable future and does not assume a current liquidation of the assets underlying the ML II interests. Other methodologies employed or assumptions made in determining fair value for these investments could result in amounts that differ significantly for the amounts reported.

Adjustments to the fair value of the Company's interest in ML II are recorded in net investment income. The Company's interest in ML II is included in fixed maturities, trading, at fair value.

MORTGAGE AND OTHER LOANS RECEIVABLE

Fair value for mortgage and other loans receivable is primarily determined by using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. Fair value for collateral, commercial and guaranteed loans is based principally on independent pricing services, broker quotes and other independent information.

POLICY LOANS

The fair values of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived.

MUTUAL FUNDS

Mutual funds consist of interests in registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.1 FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

PARTNERSHIPS

Partnerships included in the preceding table consist of those investments in which the Company holds less than five percent and carries at fair value. The remaining carrying value recognized in the consolidated balance sheets represents investments in other partnerships accounted for using the equity method which do not meet the definition of financial instruments for which fair value is required to be disclosed.

For the partnerships presented in the preceding table, the Company initially estimates the fair value of investments in certain private limited partnerships and certain hedge funds by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which generally are audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

DERIVATIVE ASSETS AND LIABILITIES

Derivative assets and liabilities can be exchange-traded or traded over the counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty credit default swap spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as cash collateral posted by the counterparty at the balance sheet date.

SHORT-TERM INVESTMENTS

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.1 FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

ACCRUED INVESTMENT INCOME

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

SEPARATE ACCOUNT ASSETS

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

POLICYHOLDER CONTRACT DEPOSITS

Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

The fair value of embedded derivatives contained in certain variable annuity contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience. Because of the dynamic and complex nature of the expected cash flows, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior. With the 2008 adoption of fair value measurements and disclosure standards, this methodology was not changed, with the exception of incorporating an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments.

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

RECURRING FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (CONTINUED)

Beginning January 1, 2008, assets and liabilities recorded at fair value in the consolidated balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below:

     - Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets via third party pricing vendors. The Company does not adjust the quoted price for such instruments.

     - Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

     - Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (CONTINUED)

The following table presents information about assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value measurement based on the levels of the inputs used:

                                                    Level 1   Level 2   Level 3    Total
                                                    -------   -------   -------   -------
                                                               (In millions)
December 31, 2009
Assets:
   Fixed maturity securities, available for sale:
      U.S. government securities and government
         sponsored entities                         $    --    $   14     $ --    $    14
      Obligations of states, municipalities and
         political subdivisions                          --        25       --         25
      Corporate debt                                     --     1,373       35      1,408
      Residential mortgage-backed securities             --       219       82        301
      Commercial mortgage-backed securities              --        20       69         89
      Collateralized debt obligations                    --         3       37         40
      Other debt securities                              --        11       --         11
                                                    -------    ------     ----    -------
   Total fixed maturity securities, available for
      sale                                               --     1,665      223      1,888
   Fixed maturity securities, trading                    --        --       11         11
   Equity securities, available for sale                  1        --       --          1
   Mutual funds                                          18        --       --         18
   Partnerships (1)                                      --         3        1          4
   Derivative assets                                     93       114       --        207
   Short-term investments (2)                           159       492       --        651
   Separate account assets                           21,799        --       --     21,799
                                                    -------    ------     ----    -------
      Total                                         $22,070    $2,274     $235    $24,579
                                                    =======    ======     ====    =======
Liabilities:
   Policyholder contract deposits (3)               $    --    $   --     $477    $   477
   Derivative liabilities                                 7        --       --          7
                                                    -------    ------     ----    -------
      Total                                         $     7    $   --     $477    $   484
                                                    =======    ======     ====    =======

                                                    Level 1   Level 2   Level 3    Total
                                                    -------   -------   -------   -------
                                                               (In millions)
December 31, 2008
Assets:
   Fixed maturity securities, available for sale    $    --    $1,799    $  161   $ 1,960
   Fixed maturity securities, trading                    --        --        12        12
   Mutual funds                                          16        --        --        16
   Derivative assets                                    156       453        --       609
   Short-term investments (2)                            --       821        --       821
   Separate account assets                           19,074        --        --    19,074
                                                    -------    ------    ------   -------
      Total                                         $19,246    $3,073    $  173   $22,492
                                                    =======    ======    ======   =======
Liabilities:
   Policyholder contract deposits (3)               $    --    $   --    $1,907   $ 1,907
                                                    =======    ======    ======   =======

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (CONTINUED)

(1) Amounts presented for partnerships in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include partnerships carried at estimated fair value on a recurring basis.

(2) Amounts exclude short-term investments that are carried at cost, which approximate fair value of $133 million and $586 million at December 31, 2009 and 2008, respectively.

(3) Amount presented for policyholder contract deposits in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include the GMWB and GMAV embedded derivatives which are measured at estimated fair value on a recurring basis.

At December 31, 2009 and 2008, Level 3 assets were 0.9 percent and 0.7 percent of total assets and Level 3 liabilities were 1.8 percent and 7.6 percent of total liabilities, respectively.

The following table present changes during the years ended December 31, 2009 and 2008 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the consolidated statements of income (loss) during the years ended December 31, 2009 and 2008 related to the Level 3 assets and liabilities that remained in the consolidated balance sheets at December 31, 2009 and 2008:

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (CONTINUED)

                                          Net Realized                                                     Changes in
                                               and                      Purchases,                         Unrealized
                                           Unrealized                      Sales,                             Gains
                                              Gains      Accumulated     Issuances                         (Losses) on
                               Balance -    (Losses)        Other          and                  Balance -  Instruments
                               Beginning   Included in  Comprehensive  Settlements,               End of   Held at End
                               of Period  Earnings (1)  Income (Loss)       Net      Transfers    Period    of Period
                               ---------  ------------  -------------  ------------  ---------  ---------  -----------
December 31, 2009
Assets:
   Fixed maturity securities,
      available for sale:
      Corporate debt             $   35     $    (5)         $ 7           $ (8)        $ 6       $ 35         $--
      Residential
         mortgage-backed
         securities                  90         (58)          42            (13)         21         82          --
      Commercial
         mortgage-backed
         securities                   7          (8)           7             --          63         69          --
      Collateralized debt
         obligations                 29          (2)          13             (1)         (2)        37          --
                                 ------     -------          ---           ----         ---       ----         ---
   Total fixed maturity
      securities, available
      for sale                      161         (73)          69            (22)         88        223          --
   Fixed maturity securities,
      trading                        12          (1)          --             --          --         11          --
   Partnerships                      --          --           --             --           1          1          --
                                 ------     -------          ---           ----         ---       ----         ---
Total                            $  173     $   (74)         $69           $(22)        $89       $235         $--
                                 ======     =======          ===           ====         ===       ====         ===
Liabilities:
   Policyholder contract
      deposits                   $1,907     $(1,430)         $--           $ --         $--       $477         $--
                                 ======     =======          ===           ====         ===       ====         ===

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (CONTINUED)

                                          Net Realized                                                     Changes in
                                               and                      Purchases,                         Unrealized
                                           Unrealized                      Sales,                             Gains
                                              Gains      Accumulated     Issuances                         (Losses) on
                               Balance -    (Losses)        Other          and                  Balance -  Instruments
                               Beginning   Included in  Comprehensive  Settlements,               End of   Held at End
                               of Period  Earnings (1)  Income (Loss)       Net      Transfers    Period    of Period
                               ---------  ------------  -------------  ------------  ---------  ---------  -----------
December 31, 2008
Assets:
   Fixed maturity securities,
      available for sale          $216      $   (40)        $(22)          $(56)        $63       $  161       $--
   Fixed maturity securities,
      trading                       --           (3)          --             15          --           12        --
                                  ----      -------         ----           ----         ---       ------       ---
Total                             $216      $   (43)        $(22)          $(41)        $63       $  173       $--
                                  ====      =======         ====           ====         ===       ======       ===
Liabilities:
   Policyholder contract
      deposits                    $ 53      $(1,854)        $ --           $ --         $--       $1,907       $--
                                  ====      =======         ====           ====         ===       ======       ===

(1) Net realized and unrealized gains (losses) related to the Level 3 items shown above are reported in net realized investment gains (losses) in the consolidated statements of income (loss), except for fixed maturity securities, trading which are reported in net investment income in the consolidated statements of income (loss).

Both observable and unobservable inputs may be used to determine the fair values of positions classified in level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2009 and 2008 may include changes in fair value that were attributable to both observable and unobservable inputs.

Changes in the fair value of separate account assets are completely offset in the consolidated statements of income (loss) and comprehensive income (loss) by changes in separate account liabilities, which are not carried at fair value and therefore not included in the tables above.

FAIR VALUE OPTION - FIXED MATURITY SECURITIES, TRADING

The Company may choose to measure at fair value many financial instruments and certain other assets and liabilities that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in earnings.

The Company elected to account for its economic interest in ML II at fair value. The Company recorded losses of $0.4 million and $3.2 million in the years ended December 31, 2009 and 2008, respectively, to reflect the change in the fair value of its interest in ML II, which were reported as a component of net investment income in the consolidated statements of income (loss).

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (CONTINUED)

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

The Company also measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include mortgage and other loans receivable and goodwill. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below.

MORTGAGE AND OTHER LOANS RECEIVABLE

When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed above for mortgage and other loans receivable.

GOODWILL

The Company tests goodwill for impairment whenever events or changes in circumstances indicate the carrying amount of goodwill may not be recoverable, but at least annually. When the Company determines goodwill may be impaired, the Company uses techniques that consider market-based earnings multiples of the unit's peer companies or discounted cash flow techniques based on the price that could be received in a current transaction to sell the asset assuming the asset would be used with other assets as a group (in-use premises).

4. INVESTMENTS

4.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE

The cost or amortized cost, gross unrealized gains and losses and estimated fair value of fixed maturity and equity securities available for sale by major category follow:

                                                                                                Other-Than-
                                             Cost or       Gross        Gross                    Temporary
                                            Amortized   Unrealized   Unrealized                 Impairments
                                               Cost        Gains       Losses     Fair Value     in AOCI
                                            ---------   ----------   ----------   ----------   -----------
                                                                      (In millions)
December 31, 2009
U.S. government securities and government
   sponsored entities                         $   13        $ 1        $  --        $   14        $ --
Obligations of states, municipalities and
   political subdivisions                         25         --           --            25          --
Corporate debt                                 1,344         75          (11)        1,408           2
Residential mortgage-backed securities           394          7         (100)          301         (46)
Commercial mortgage-backed securities            164          2          (77)           89          (4)
Collateralized debt obligations                   48         --           (8)           40          (1)
Other debt securities                             18         --           (7)           11          --
                                              ------        ---        -----        ------        ----
   Total fixed maturity securities             2,006         85         (203)        1,888         (49)
Equity securities                                  1         --           --             1          --
                                              ------        ---        -----        ------        ----
   Total                                      $2,007        $85        $(203)       $1,889        $(49)
                                              ======        ===        =====        ======        ====

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE (CONTINUED)

                                                                                           Other-Than-
                                             Cost or       Gross        Gross               Temporary
                                            Amortized   Unrealized   Unrealized    Fair    Impairments
                                               Cost        Gains       Losses      Value     in AOCI
                                            ---------   ----------   ----------   ------   -----------
                                                                   (In millions)
December 31, 2008
U.S. government securities and government
   sponsored entities                         $   14        $ 2        $  --      $   16       $--
Obligations of states, municipalities and
   political subdivisions                         48         --           --          48        --
Corporate debt                                 1,518         13         (118)      1,413        --
Residential mortgage-backed securities           403          4          (57)        350        --
Commercial mortgage-backed securities            115         --          (29)         86        --
Collateralized debt obligations                   43         --           (6)         37        --
Other debt securities                             19         --           (9)         10        --
                                              ------        ---        -----      ------       ---
   Total fixed maturity securities             2,160         19         (219)      1,960        --
Equity securities                                 --         --           --          --        --
                                              ------        ---        -----      ------       ---
   Total                                      $2,160        $19        $(219)     $1,960       $--
                                              ======        ===        =====      ======       ===

The following tables summarize the Company's gross unrealized losses and estimated fair values on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2009 and 2008:

                                   Less than 12
                                      Months          12 Months or More          Total
                                ------------------   ------------------   ------------------
                                 Fair   Unrealized    Fair   Unrealized    Fair   Unrealized
                                Value      Loss      Value      Loss      Value      Loss
                                -----   ----------   -----   ----------   -----   ----------
                                                        (In millions)
December 31, 2009
Corporate debt                   $287      $  5       $114       $ 6       $401      $ 11
Mortgage-backed, asset-backed
   and collateralized
   securities                     168       137        122        48        290       185
Other debt securities              --        --         11         7         11         7
                                 ----      ----       ----       ---       ----      ----
Total                            $455      $142       $247       $61       $702      $203
                                 ====      ====       ====       ===       ====      ====

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE (CONTINUED)

                                      Less than 12
                                         Months          12 Months or More          Total
                                   ------------------   ------------------   -------------------
                                    Fair   Unrealized    Fair   Unrealized    Fair    Unrealized
                                   Value      Loss      Value      Loss       Value      Loss
                                   -----   ----------   -----   ----------   ------   ----------
                                                           (In millions)
December 31, 2008
U.S. government and government
   sponsored entities               $  6      $ --       $ --       $--      $    6      $ --
Corporate debt                       738        74        312        44       1,050       118
Mortgage-backed, asset-backed
   and collateralized securities     201        80         41        12         242        92
Other debt securities                 10         9         --        --          10         9
                                    ----      ----       ----       ---      ------      ----
Total                               $955      $163       $353       $56      $1,308      $219
                                    ====      ====       ====       ===      ======      ====

As of December 31, 2009, the Company held 189 individual fixed maturity securities that were in an unrealized loss position, of which 78 individual securities were in a continuous unrealized loss position for longer than twelve months.

The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2009 because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

The amortized cost and estimated fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2009 were as follows:

                                                               Cost or
                                                              Amortized    Fair
                                                                 Cost      Value
                                                              ---------   ------
                                                                 (In millions)
Due in one year or less                                         $   95    $   97
Due after one year through five years                              591       620
Due after five years through ten years                             577       592
Due after ten years                                                184       189
Mortgage-backed, asset-backed and collateralized securities        559       390
                                                                ------    ------
   Total fixed maturity securities, available for sale          $2,006    $1,888
                                                                ======    ======

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity.

At December 31, 2009, the Company's investments included five investments in a single entity that exceeded 10 percent of the Company's consolidated shareholder's equity. The investments include one money market fund, two partnerships, one mortgage backed security, and one short-term money market pool. At December 31, 2008, the Company's investments included five investments in a single entity that exceeded 10% of the Company's shareholder's equity. These investments included two partnerships, two mortgage backed securities, and one short-term money market pool.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE (CONTINUED)

At December 31, 2009, $9.5 million of fixed maturity securities, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

Included in the fixed maturity securities available for sale at December 31, 2009 is a bond carried at fair value of $10.9 million that was issued by an affiliate.

At December 31, 2009, fixed maturity securities included $165 million of securities not rated investment grade.

At December 31, 2009, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $7.5 million.

4.2 FIXED MATURITY SECURITIES, TRADING

On December 12, 2008, the Company and certain other wholly owned U.S. life insurance company subsidiaries of American International Group sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of RMBS. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinated to the repayment of a loan from the Federal Reserve Bank of New York ("New York Fed") to ML II.

Neither American International Group nor the Company have any control rights over ML II. The Company has determined that ML II is a variable interest entity ("VIE") and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 3 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

Net unrealized (losses) included in the consolidated statements of income (loss) from fixed maturity securities classified as trading securities in 2009 and 2008 were $0.4 million and $3.2 million, respectively.

See Note 6 herein for additional information regarding the Securities Lending Program and the sale of the RMBS to ML II.

4.3 MORTGAGE AND OTHER LOANS RECEIVABLE

At December 31, 2009, the Company had direct commercial mortgage loan exposure of $393.7 million, all of which representing U.S. loan exposure. At that date, substantially all of the U.S. loans were current.

                   Number                                                                               Percent
                     of                                                       Multi-   Mobile              of
State               Loans   Amount *   Office   Retail   Industrial   Hotel   Family    Homes   Other    Total
-----              ------   --------   ------   ------   ----------   -----   ------   ------   -----   -------
                                                       (Dollars in millions)
California            10      $131      $ 35      $ 6        $57       $10      $ 2      $--     $21      32.67
Hawaii                 1        45        --       --         --        45       --       --      --      11.22
Indiana                2        38        20       --         --        --       --       18      --       9.48
Michigan               4        36        --       --          4        --       22       10      --       8.98
Arizona                2        30        20       --         --        --       --       10      --       7.48
All other states      16       121        52        4         13        27       25       --      --      30.17
                     ---      ----      ----      ---        ---       ---      ---      ---     ---    -------
Total                 35      $401      $127      $10        $74       $82      $49      $38     $21    $100.00
                     ===      ====      ====      ===        ===       ===      ===      ===     ===    =======

*    Excludes portfolio valuation allowance

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.3 MORTGAGE AND OTHER LOANS RECEIVABLE (CONTINUED)

The Company's mortgage and other loans receivable valuation allowance activity are as follows:

                                            2009
                                       -------------
                                       (In millions)
Allowance, beginning of year                $--
   Additions to allowance for losses          7
   Charge-offs, net of recoveries            --
                                            ---
Allowance, end of period                    $ 7
                                            ===

The Company did not have any mortgage and other loans receivable valuation allowance activity during the years ended December 31, 2008 and 2007.

The Company did not impair any mortgage and other loans receivable during the years ended December 31, 2009 and 2008.

4.4 PARTNERSHIPS

Investments in partnerships totaled $172.5 million and $138.8 million at December 31, 2009 and 2008, respectively, and were comprised of seven partnerships and four partnerships, respectively. These partnerships consist primarily of hedge funds and are managed by independent money managers who invest in equity securities, fixed maturity securities and real estate. The risks generally associated with these partnerships include those related to their underlying investments (i.e. equity securities, debt securities and real estate), plus a level of illiquidity, which is mitigated, to some extent, by the existence of contractual termination /withdrawal provisions.

4.5 INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                       2009   2008   2007
                                       ----   ----   ----
                                          (In millions)
Short-term investments                 $  3   $ 20   $ 13
Fixed maturity securities               129    182    215
Mortgage and other loans receivable      27     29     35
Policy loans                             10     12     12
Equity securities                        --     --      1
Partnerships                             37    (56)     7
Securities lending invested collateral   --     --      2
Other investment income                   4     (3)     2
                                       ----   ----   ----
   Total investment income              210    184    287
Less: investment expenses                (2)    (2)    (2)
                                       ----   ----   ----
   Net investment income               $208   $182   $285
                                       ====   ====   ====

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.6 NET REALIZED INVESTMENT GAIN (LOSS)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                                  2009      2008     2007
                                                                -------   -------   -----
                                                                      (In millions)
Sales of fixed maturities:
   Gross gains                                                  $    12   $   211   $  6
   Gross losses                                                     (12)     (261)    (8)
Partnership and other invested assets:                               --         9     (1)
Derivative asset and liabilities:
   Gross gains                                                      376     1,298    139
   Gross losses                                                  (1,480)     (248)   (46)
Embedded Derivatives                                              1,430    (1,854)   (99)
Securities lending collateral, including other-than-temporary
   impairments                                                       --       (75)    (4)
Other-than-temporary impairments:
   Total other-than-temporary impairments on available for
      sale securities                                              (159)     (642)   (51)
   Portion of other-than-temporary impairments on available
      for sale fixed maturity securities recognized in
      accumulated other comprehensive income (loss)                  35        --     --
                                                                -------   -------   ----
Net other-than-temporary impairments on available for sale
   securities recognized in net income (loss)                      (124)     (642)   (51)
Other-than-temporary impairments on all other investments            (8)       --     --
                                                                -------   -------   ----
Net realized investment gain (loss)                             $   194   $(1,562)  $(64)
                                                                =======   =======   ====

The following table presents a rollforward of the credit impairments recognized in earnings for available for sale fixed maturity securities held by the Company for the nine months ended December 31, 2009:

                                                                (In millions)
                                                                -------------
Balance, March 31, 2009                                             $(115)
   Increases due to:
      Credit losses remaining in accumulated deficit related
         to the adoption of new other-than-temporary
         impairment standard                                           --
      Credit impairments on new securities subject to
         impairment losses                                             (8)
      Additional credit impairments on previously impaired
         securities                                                   (43)
   Reductions due to:
      Credit impaired securities fully disposed for which
         there was no prior intent or requirement to sell               9
      Credit impaired securities for which there is a current
         intent or anticipated requirement to sell                     --
      Accretion on securities previously impaired due to
         credit                                                         2
                                                                    -----
Balance, December 31, 2009                                          $(155)
                                                                    =====

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk and equity market risk. See Notes 2 and 3 for further discussion on derivative financial instruments.

The following table presents the notional amount and gross fair value of derivative financial instruments, by their underlying risk exposure, excluding embedded derivatives, held at:

                                                        Derivative Assets     Derivative Liabilities
                                                     ----------------------   ----------------------
                                                      Notional       Fair      Notional      Fair
                                                     Amount (1)   Value (2)   Amount (1)   value (2)
                                                     ----------   ---------   ----------   ---------
                                                                      (In millions)
December 31, 2009
Derivatives not designated as hedging instruments:
   Interest rate contracts                             $   75        $  2        $ --         $--
   Foreign exchange contracts                              17           2          --          --
   Equity contracts                                     2,058         203         312          (7)
                                                       ------        ----        ----         ---
Total derivatives not designated as hedging
   instruments                                          2,150         207         312          (7)
                                                       ------        ----        ----         ---
Total derivative instruments                           $2,150        $207        $312         $(7)
                                                       ======        ====        ====         ===


                                                        Derivative Assets     Derivative Liabilities
                                                     ----------------------   ----------------------
                                                      Notional       Fair      Notional       Fair
                                                     Amount (1)   Value (2)   Amount (1)   value (2)
                                                     ----------   ---------   ----------   ---------
                                                                      (In millions)
December 31, 2008
Derivatives not designated as hedging instruments:
   Interest rate contracts                             $ 2,363      $  43         $--        $--
   Foreign exchange contracts                               20          3          --         --
   Equity contracts                                      3,542        563          --         --
                                                       -------      -----         ---        ---
Total derivatives not designated as hedging
   instruments                                           5,925        609          --         --
                                                       -------      -----         ---        ---
Total derivative instruments                           $ 5,925      $ 609         $--        $--
                                                       =======      =====         ===        ===

(1) Notional or contractual amounts of derivative financial instruments represent a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded on the consolidated balance sheets. Notional amounts generally represent the amounts used to calculate contractual cash flows to be exchanged and are only paid or received for certain contracts, such as currency swaps.

(2) See Note 3 for additional information regarding the Company's fair value measurement of derivative instruments.

The Company has taken positions in certain derivative financial instruments in order to eliminate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company has determined that its derivative financial instruments do not qualify for hedge accounting. As a result, all of the Company's derivatives are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

Interest rate or foreign currency swap agreements are agreements to exchange with a counterparty, at specified intervals, interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance (notional amount). Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each interest payment due date, which is included in the consolidated statements of income (loss).

Index options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company has purchased cash settled put and call options on the S&P 500 index to offset the risk of certain guarantees of annuity policy values.

Futures contracts are agreements between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on U.S. treasury notes, U.S. treasury bonds to offset the risk of certain guarantees on annuity policy values.

The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded derivatives and gains and losses on sales of derivatives, in net realized investment gains (losses) in the consolidated statements of income
(loss):

                                                       2009      2008
                                                     -------   -------
                                                       (In millions)
Derivatives not designated as hedging instruments:
   Interest rate contracts                           $  (172)  $   (35)
   Foreign exchange contracts                             (1)       --
   Equity contracts                                     (931)    1,085
                                                     -------   -------
Total derivatives not designated as hedging
   instruments                                        (1,104)    1,050
Embedded derivatives                                   1,430    (1,854)
                                                     -------   -------
Total derivative instruments                         $   326   $  (804)
                                                     =======   =======

The Company issues certain variable annuity products which contain guaranteed provisions that are considered embedded derivatives. The fair value of these embedded derivatives are reflected in policyholder contract deposits on the consolidated balance sheet. The changes in fair value of the embedded derivatives are reported in net realized investment gains (losses) in the consolidated statement of income (loss).

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. At December 31, 2009 and 2008, the Company had $37.6 million and $89.2 million, respectively, of net derivative assets outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6. SECURITIES LENDING PROGRAM

SECURITIES LENDING

The Company and certain other wholly owned insurance company subsidiaries of American International Group historically participated in American International Group's U.S. securities lending program (the "Securities Lending Program"), which was managed by an affiliated agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the insurance company participants (collectively, "the Participants").

During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than secured borrowings.

On December 12, 2008, the Securities Lending Program was terminated, following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions. Prior to the termination of the Securities Lending Program, the Participants recognized realized capital losses on other-than-temporary impairments and sales of the long-term investments. American International Group made capital contributions to the Participants, which were funded directly to the Securities Lending Program's collateral account, and which largely offset the obligations of the Participants to contribute to the collateral account their pro rata share of any investment losses incurred.

The Company recorded the following amounts in 2008 related to the Securities Lending Program:

                                                                   (In millions)
                                                                   -------------
Realized losses on securities lending collateral:
   Net realized losses on sale to Maiden Lane II LLC                   $ (33)
   Net realized losses on all other asset sales                          (42)
   Realized losses due to other-than-temporary declines in value        (350)
                                                                       -----
      Total                                                            $(425)
                                                                       =====
Net realized gains (losses) related to lent securities with
   insufficient collateral:
   Deemed sales of lent securities                                     $ (30)
   Forward purchase commitments                                          (18)
                                                                       -----
      Total                                                            $ (48)
                                                                       =====

At December 31, 2008, the Company's assets included undistributed funds held in the Securities Lending Program collateral account and a receivable from affiliate for amounts due the Company from the Agent. The Company received settlement of the following amounts during 2009, and terminated its securities lending agency agreement with the Agent effective as of December 31, 2009:

                                                  December   December
                                                  31, 2009   31, 2008
                                                  --------   --------
                                                     (In millions)
Undistributed Securities Lending Program assets      $--        $3
Receivable from affiliated Agent                     $--        $3

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6. SECURITIES LENDING PROGRAM (CONTINUED)

MAIDEN LANE II

On December 12, 2008, in conjunction with the termination of the Securities Lending Program, American International Group, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with ML II, a Delaware limited liability company whose sole member is the New York Fed. Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion par amount of RMBS held in the Securities Lending Program's collateral account. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price, as described below. The total purchase price was based on the fair value of the RMBS as of October 31, 2008, and the Participants recognized a realized loss of $2.2 billion on the transaction. The amount of the initial payment and the deferred contingent portions of the total purchase price were allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008.

Pursuant to a credit agreement, the New York Fed, as senior lender, made a loan to ML II (the "ML II Senior Loan") in the aggregate amount of $19.5 billion (such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction settlement date of October 31, 2008 and the closing date of December 12, 2008). The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month LIBOR plus one percent and has a stated six-year term, subject to extension by the New York Fed at its sole discretion. After the Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus three percent. Upon payment in full of the ML II Senior Loan and the accrued distributions on the Participants" fixed portion of the deferred contingent purchase price, all remaining amounts received by ML II will be paid five-sixths to the New York Fed as contingent interest and one-sixth to the Participants as remaining deferred contingent purchase price. The New York Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the New York Fed has any interest in the Senior Loan.

7. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in deferred policy acquisition costs:

                                                        Years ended
                                                        December 31,
                                                      ---------------
                                                       2009     2008
                                                      ------   ------
                                                       (In millions)
Balance at beginning of year                          $1,134   $1,430
Deferrals                                                 79      212
Accretion of interest/amortization                         2     (198)
Effect of net unrealized loss on securities               --       (3)
Effect of realized (gains) losses on securities (1)     (268)     371
Effect of unlocking assumptions used in estimating
   future gross profits (2)
                                                        (294)    (678)
                                                      ------   ------
Balance at end of year                                $  653   $1,134
                                                      ======   ======

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS (CONTINUED)

(1) In 2009, includes a decrease of $36.2 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

(2) The Company adjusts amortization of deferred acquisition costs when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. The 2009 amounts primarily were the result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. The 2008 amounts primarily resulted from difficult market conditions and adverse policyholder behavior. As a result of the difficult market conditions in 2008 and 2009, the long-term separate account growth rate assumption was changed to 7.5 percent from 10 percent.

The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                                 Bonus    Distribution
                                                               Payments       Costs      Total
                                                               --------   ------------   -----
                                                                        (In millions)
AT DECEMBER 31, 2009:
Balance at beginning of year                                     $179         $ 28        $207
Deferrals                                                          11            7          18
Accretion of interest/amortization                                  3          (14)        (11)
Effect of realized (gains) losses on securities (1)               (49)          --         (49)
Effect of unlocking assumptions used in estimating future
   gross profits (2)                                              (50)          --         (50)
                                                                 ----         ----        ----
Balance at end of year                                           $ 94         $ 21        $115
                                                                 ====         ====        ====

                                                                 Bonus    Distribution
                                                               Payments       Costs      Total
                                                               --------   ------------   -----
                                                                        (In millions)
AT DECEMBER 31, 2008:
Balance at beginning of year                                     $ 220        $ 37       $ 257
Deferrals                                                           45           9          54
Accretion of interest/amortization                                  (4)        (19)        (23)
Effect of realized (gains) losses on securities                     69          --          69
Effect of unlocking of assumptions used in estimating future
   gross profits (2)                                              (150)         --        (150)
                                                                 -----        ----       -----
Balance at end of year                                           $ 180        $ 27       $ 207
                                                                 =====        ====       =====

(1) In 2009, includes a decrease of $5.1 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

(2) The Company adjusts amortization of deferred sales inducements when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. The 2009 amounts primarily were the result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. The 2008 amounts primarily resulted from difficult market conditions and adverse policyholder behavior. As a result of the difficult market conditions in 2008 and 2009, the long-term separate account growth rate assumption was changed to 7.5 percent from 10 percent.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                   2009     2008
                                  ------   ------
                                   (In millions)
Policyholder contract deposits:
   Annuities                      $2,518   $4,203
   Universal life                  1,172    1,250
   Other contract deposits            27       31
                                  ------   ------
                                  $3,717   $5,484
                                  ======   ======
Future policy benefits:
   Annuities                      $  424   $  384
                                  ======   ======

Details concerning the Company's guaranteed benefit exposures are as follows:

                                                                                       Highest Specified
                                                                                      Anniversary Account
                                                                     Return of Net        Value Minus
                                                                    Deposits Plus a     Withdrawals Post
                                                                     Minimum Return       Anniversary
                                                                    ---------------   -------------------
                                                                            (Dollars in millions)
AT DECEMBER 31, 2009:
In the event of death (GMDB and EEB):
   Net account value                                                   $8,022               $10,928
   Net amount at risk (a)                                               1,294                 1,991
   Average attained age of contract holders                                69                    69
   Range of guaranteed minimum return rates (GMDB)                      0%-5%                     0%
At annuitization (GMIB):
   Net account value                                                   $1,723
   Net amount at risk (b)                                                  73
   Weighted average period remaining until earliest annuitization         1.3 years
   Range of guaranteed minimum return rates                             0%-6.5%
Accumulation at specified date (GMAV):
   Account value                                                       $1,375
   Net amount at risk (c)                                                  37
   Weighted average period remaining until guaranteed payment             4.9 years
Annual withdrawals at specified date (GMWB):
   Account value                                                       $7,287
   Net amount at risk (d)                                               1,096
   Weighted average period remaining until guaranteed payment            18.2 years

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS (CONTINUED)

                                                                                       Highest Specified
                                                                                      Anniversary Account
                                                                     Return of Net        Value Minus
                                                                    Deposits Plus a     Withdrawals Post
                                                                     Minimum Return       Anniversary
                                                                    ---------------   -------------------
                                                                            (Dollars in millions)
AT DECEMBER 31, 2008:
In the event of death (GMDB and EEB):
   Net account value                                                   $7,202                $9,370
   Net amount at risk (a)                                               2,606                 4,361
   Average attained age of contract holders                                68                    66
   Range of guaranteed minimum return rates (GMDB)                      0%-5%                     0%
At annuitization (GMIB):
   Net account value                                                   $1,566
   Net amount at risk (b)                                                 123
   Weighted average period remaining until earliest annuitization         1.6 years
   Range of guaranteed minimum return rates                             0%-6.5%
Accumulation at specified date (GMAV):
   Account value                                                       $1,259
   Net amount at risk (c)                                                 176
   Weighted average period remaining until guaranteed payment             5.8 years
Annual withdrawals at specified date (GMWB):
   Account value                                                       $5,625
   Net amount at risk (d)                                               2,155
   Weighted average period remaining until guaranteed payment            14.9 years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

(b) Net amount at risk represents the present value of the projected guaranteed benefit exposure in excess of the projected account value, net of reinsurance, if all contract holders annuitized at their respective eligibility date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $119.8 million and $155.8 million as of December 31, 2009 and 2008, respectively and is payable no sooner than 10 years from the end of the waiting period.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS (CONTINUED)

The following summarizes the activity in future policy benefits:

                                                            2009   2008
                                                           -----   ----
                                                           (In millions)
Balance at the beginning of the year, before reinsurance   $ 428   $115
   Guaranteed benefits incurred                              194    388
   Guaranteed benefits paid                                 (141)   (75)
                                                           -----   ----
Balance at the end of the year, before reinsurance           481    428
Less reinsurance                                             (57)   (44)
                                                           -----   ----
Balance at the end of the year, net of reinsurance         $ 424   $384
                                                           =====   ====

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2009 and 2008:

     - Data used was 50 stochastically generated investment performance scenarios.

     - Mean investment performance assumption was 7.5 percent in 2009 and 10 percent in 2008.

     -    Volatility assumption was 16 percent.

     - Mortality was assumed to be 50 percent Male and 80 percent Female of the 1994 Variable Annuity MGDB table.

     - Lapse rates vary by contract type and duration and range from 0 percent to 40 percent.

     -    The discount rate was approximately 8 percent.

In 2009 and 2008, the Company recorded an increase in the liability for future policy benefits of $124.6 million and $234.5 million, respectively, due to the unlocking of key assumptions.

9. REINSURANCE

Variable policy fees are net of reinsurance premiums of $19.7 million, $23.1 million and $26.5 million in 2009, 2008 and 2007, respectively. Guaranteed benefits paid were reduced by reinsurance recoveries of $13.2 million, $4.9 million and $4.5 million in 2009, 2008 and 2007, respectively.

Universal life insurance fees are net of reinsurance premiums of $28.3 million, $30.5 million and $28.1 million in 2009, 2008 and 2007, respectively. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $28.8 million, $29.9 million and $22.4 million in 2009, 2008 and 2007, respectively.

10. COMMITMENTS AND CONTINGENT LIABILITIES

COMMITMENTS

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates through 2018. At December 31, 2009, the future minimum lease payments under the operating leases are $3 million a year 2010 through 2014 and $10.9 million thereafter. Rent expense was $3.1 million, $3.2 million and $3.2 million for the years ended December 31, 2009, 2008 and 2007, respectively.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10. COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

CONTINGENT LIABILITIES

As of December 31, 2009, the Company has two agreements outstanding in which it has agreed to provide liquidity support for certain short-term securities of municipalities and non-profit organizations (collectively, the "short-term securities") by agreeing to purchase such short-term securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. Additionally, the Company guarantees the payment of these securities upon redemption. One of these commitments is scheduled to expire on July 1, 2010, and the other commitment is scheduled to expire on October 1, 2022. The outstanding commitments may be extended beyond their stated maturities. Related to each of these agreements are participation agreements with the Parent under which the Parent shares in a portion of these liabilities in exchange for a proportionate percentage of the fees received under these agreements.

In September and October 2008, the Company purchased all of the $51.2 million in aggregate principal amount of the short-term securities then outstanding pursuant to its obligations under the above-referenced liquidity support agreements. The value of the securities purchased was subsequently written down to their then estimated market value of $38.4 million. Pursuant to its obligations under the participation agreements described above, the Parent honored such obligations through paying the Company its proportionate share of these write-downs, thereby effectively transferring its interests in the securities purchased to the Company. If the Company is able to re-market these short-term securities, the Company's obligations under the liquidity support agreements referenced above will continue to inure to the benefit of the purchasers of the re-marketed securities. In March 2009, approximately $14.4 million of the short-term securities held by the Company were redeemed and cancelled. The remaining short-term securities have a current estimated market value of $20.5 million at December 31, 2009. As of December 31, 2009, the Company has not re-marketed any of these short-term securities. As the holder of the short-term securities, the Company recorded $1.1 million as interest payments received from these securities in the twelve months of 2009.

SAAMCo is the investment advisor of SunAmerica Money Market Fund (the "Fund"), a series of the SunAmerica Money Market Funds, Inc., which seeks to maintain a stable $1.00 net asset value per share. The Fund's market value NAV was negatively impacted by a loss on an asset backed security ("Cheyne"). SAAMCo has provided certain commitments to the Board of Directors of the Fund to contribute capital to maintain a minimum market value per share up to the amount of the security loss. Management has also committed that should the realized loss carry forward from Cheyne eventually expire, SAAMCo will reimburse the Fund to the extent of the expiration. During 2009, SAAMCo has made payments of $2.3 million for such capital contributions and established a contingent liability of $2.3 million for expected future capital contributions. These amounts have been included in general and administrative expenses in the consolidated statements of income (loss).

Like many other companies, including financial institutions and brokers, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities and Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10. COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interest of policyholders of insolvent life insurance and annuity companies. Known insolvencies of life insurance companies are expected to result in future assessments. While it is not possible to accurately estimate the portion of the industry assessments for which the Company will be responsible, it is expected that the remaining assessments will not have a material adverse effect on the financial position, results of operations or cash flows of the Company. The expenses related to these insolvencies are recorded as general and administrative expenses, net of deferral as received.

11. SHAREHOLDER'S EQUITY

Capital contributions received by the Company were as follows:

                                              2009   2008   2007
                                              ----   ----   ----
                                                 (In millions)
Contributions related to Securities Lending
   Program (see Note 6)                        $--   $284   $  4
Contributions of securities at fair value       --      1    169
All other non-cash contributions                 4     --     --
                                               ---   ----   ----
   Total capital contributions                 $ 4   $285   $173
                                               ===   ====   ====

The components of accumulated other comprehensive income (loss) are as follows:

                                                             2009    2008
                                                            -----   -----
                                                            (In millions)
Fixed maturity and equity securities, available for sale:
   Gross unrealized gains                                   $  93   $  22
   Gross unrealized losses                                   (201)   (215)
Unrealized gain on foreign currency                            (2)     (4)
Deferred federal and state income tax expense                  39      70
                                                            -----   -----
   Accumulated other comprehensive loss (1)                 $ (71)  $(127)
                                                            =====   =====

(1) The 2009 amount includes a decrease of $142.6 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard. See Note 2.15 for additional disclosures on this new standard.

Dividends that the Company may pay to the Parent in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the State of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. No dividends can be paid by the Company to its shareholder in 2010 without obtaining prior approval.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11. SHAREHOLDER'S EQUITY (CONTINUED)

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

There were no permitted practices used by the Company at December 31, 2009.

Statutory net income (loss) and capital and surplus of the Company at December 31 were as follows:

                                2009    2008     2007
                                ----   ------   ------
                                     (In millions)
Statutory net income (loss)     $122   $ (782)  $  175
Statutory capital and surplus   $654   $1,275   $1,155

12. INCOME TAXES

12.1 INCOME TAX EXPENSE (BENEFIT)

The components of the provisions for income taxes on pretax income consist of the following:

                                          Years ended
                                         December 31,
                                     --------------------
                                      2009    2008   2007
                                     -----   -----   ----
                                        (In millions)
Current                              $(292)  $ 107    $23
Deferred                               176    (638)    (6)
                                     -----   -----    ---
Total income tax expense (benefit)   $(116)  $(531)   $17
                                     =====   =====    ===

The U.S. federal statutory income tax rate is 35 percent for 2009, 2008 and 2007. Actual tax expense on income differs from the statutory amount computed by applying the federal income tax rate due to the following:

                                                                  Years ended
                                                                  December 31,
                                                              --------------------
                                                               2009    2008   2007
                                                              -----   -----   ----
                                                                   (In millions)
U.S. federal income tax expense (benefit )at statutory rate   $(101)  $(754)  $ 52
Adjustments:
      Valuation allowance                                        23     267     --
      State income taxes (net of federal benefit)                (4)     (5)     9
      Separate account dividends received deduction             (41)    (40)   (36)
      Tax credits                                                (7)    (13)    (7)
      Adjustment to prior year tax liability (a)                 10      12     (3)
      Goodwill                                                    3      --     --
      Other, net                                                  1       2      2
                                                              -----   -----   ----
   Total income tax expense (benefit)                         $(116)  $(531)  $ 17
                                                              =====   =====   ====

(a) In 2009 and 2008, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.2 DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the net deferred tax assets and liabilities at December 31 are as follows:

                                                                              2009    2008
                                                                             -----   ------
                                                                              (In millions)
Deferred Tax Liabilities:
   Deferred policy acquisition costs and deferred sales inducements          $(218)  $ (411)
   State income taxes                                                           (2)      --
   Partnership income/loss                                                      --      (10)
                                                                             -----   ------
      Deferred tax liabilities                                                (220)    (421)
                                                                             -----   ------
Deferred Tax Assets:
   Basis differential in investments                                            56       57
   Policy reserves                                                             341      759
   Net operating loss carryforward                                               8        6
   Capital loss carryforward - Federal                                         144      162
   State income taxes and net operating loss                                    11        9
   Foreign tax credit                                                           13       --
   Net unrealized losses on fixed maturity and equity securities available
      for sale                                                                  39       70
   Partnership income/loss                                                       2       --
   Other assets                                                                  5        4
                                                                             -----   ------
      Deferred tax assets                                                      619    1,067
   Valuation allowance                                                        (237)    (274)
                                                                             -----   ------
      Net deferred tax asset                                                   382      793
                                                                             -----   ------
   Net deferred tax asset                                                    $ 162   $  372
                                                                             =====   ======

At December 31, 2009, SACS had a New Jersey net operating loss carryforward of $76.2 million. This carryforward will expire from 2010 through 2016.

The Company is included in the consolidated federal income tax return of its ultimate parent, American International Group. Under the tax sharing agreement with American International Group, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $619 million and concluded a $237 million valuation allowance was required to reduce the deferred tax asset at December 31, 2009 to an amount the Company believes is more likely than not to be realized.

When making its assessment, the Company considered all available evidence, including the impact of being included in the consolidated federal tax return of American International Group, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.2 DEFERRED INCOME TAXES (CONTINUED)

In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on securities lending program, because the Company and American International Group entered into transactions with the New York Fed to limit exposure to future losses. The Company also considered the taxable income from sales of businesses under the asset disposition plan of American International Group, the continuing earnings strength of the businesses American International Group intends to retain and American International Group recently announced debt and preferred stock transactions with the New York Fed and United States Treasury, respectively, together with other actions American International Group is taking, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

Estimates of future taxable income generated from specific transactions and tax planning strategies discussed above could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or it results of operations for an individual period.

In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by Internal Revenue Service ("IRS") Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct or indirect owner of more than 50 percent interest in the loss company.

12.3 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                          2009    2008
                                                         -----   -----
                                                         (In millions)
Gross unrecognized tax benefits at beginning of period    $ 9     $--
   Increases in tax positions for prior years               8       9
                                                          ---     ---
Gross unrecognized tax benefits at end of period          $17     $ 9
                                                          ===     ===

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2009, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

At December 31, 2009 and 2008, the Company's unrecognized tax benefits, excluding interest and penalties, were $17 million and $9 million respectively. As of December 31, 2009 and 2008, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $17 million and $9 million respectively.

Interest and penalties, if any, related to unrecognized tax benefits are recognized as a component of income tax expense. At December 31, 2009 and 2008, the Company had a receivable of $1.9 million and $4.0 million, respectively, related to interest (net of federal tax). For the years ended December 31, 2009, 2008 and 2007, the Company had recognized an expense of $2.1 million and benefits of $0.8 million and $0.6 million, respectively, of interest (net of federal tax) in the consolidated statements of income (loss).

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.3 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (CONTINUED)

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate accounts held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time issuance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. The tax benefits related to the separate accounts DRD for December 31, 2009 and 2008 were $41 million and $40 million, respectively.

12.4 TAX EXAMINATIONS

The Company is currently under audit by the IRS for calendar year 2004-2005. For 2003, the IRS has completed its fieldwork and issued a Revenue Agent's Report and 30 day letter. The Company has timely filed a protest with respect to certain issues. This protest is currently under review by the IRS. All years prior to 2003 are no longer subject to audit. The Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements.

13. RELATED PARTY TRANSACTIONS

13.1 EVENTS RELATED TO AMERICAN INTERNATIONAL GROUP

In September 2008, American International Group entered into an $85 billion revolving credit facility and a guarantee and pledge agreement with the New York Fed. Pursuant to the credit facility agreement, on March 4, 2009, American International Group issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.8 percent of the aggregate dividends paid on American International Group's common stock, treating the Series C Preferred Stock as if converted and (ii) to the extent permitted by law, vote with American International Group's common stock on all matters submitted to American International Group shareholders, and holds approximately 79.8 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates. The credit facility obligations are guaranteed by certain American International Group subsidiaries and the obligations are secured by a pledge of certain assets of American International Group and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.1 EVENTS RELATED TO AMERICAN INTERNATIONAL GROUP (CONTINUED)

On March 2, 2009, American International Group and the New York Fed announced their intent to enter into a transaction pursuant to which American International Group will transfer to the New York Fed preferred equity interests in newly-formed special purpose vehicles ("SPVs"), in settlement of a portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an American International Group operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited in one case and American Life Insurance Company ("ALICO") in the other). American International Group expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the New York Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility. On June 25, 2009, American International Group and the New York Fed entered into definitive agreements with respect to these transactions. These transactions closed on December 1, 2009. In exchange for the preferred interests received by the New York Fed, there was a $25 billion reduction in the outstanding balance and maximum amount available to be borrowed under the credit facility agreement. For additional information, see Note 14.

On March 2, 2009, American International Group and the New York Fed also announced their intent to enter into a securitization transaction pursuant to which American International Group will issue to the New York Fed senior certificates in one or more newly-formed SPVs backed by in force blocks of life insurance policies in settlement of a portion of the outstanding balance of the Fed Facility. This transaction is no longer being pursued by American International Group.

On April 17, 2009, American International Group entered into an exchange agreement with the U.S. Department of the Treasury (the "Treasury") pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock") for 400,000 shares of American International Group's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange a 10-year warrant to purchase 2,689,938.3 shares of common stock (the "Warrant") for 2,689,938.3, shares of Series C Preferred Stock. The Series D Preferred Stock and the Warrant were issued and sold by American International Group pursuant to an agreement entered into on November 25, 2008, with the U.S. Department of the Treasury.

On April 17, 2009, American International Group and the New York Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. American International Group also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, American International Group issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 150 shares of common stock. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) American International Group is not a debtor in a pending case under Title 11 of the United States Code and (ii) the AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of American International Group's voting securities. The liquidation preference of the American International Group Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to American International Group, its subsidiaries or any special purpose vehicle established by or for the benefit of American International Group or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.1 EVENTS RELATED TO AMERICAN INTERNATIONAL GROUP (CONTINUED)

Since September 2008, American International Group has been working to protect and enhance the value of its key businesses, execute an orderly asset disposition plan and position itself for the future. American International Group continually reassesses this plan to maximize value while maintaining flexibility in its liquidity and capital, and expects to accomplish these objectives over a longer time frame than originally contemplated. American International Group has decided to retain the companies included in its Life Insurance & Retirement Services operations (including the Company and its subsidiaries) and will continue to own these companies for the foreseeable future.

Additional information on American International Group is publicly available in its regulatory filings with the SEC. Information regarding American International Group as described above is qualified by regulatory filings American International Group files from time to time with the SEC.

See Note 6 for information on affiliate transactions related to the Company's former securities lending activities.

13.2 SICO COMPENSATION

Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of American International Group, its subsidiaries and affiliates. The SICO Plans were created in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is American International Group common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company or its subsidiaries and affiliates by SICO and allocated to the Company, with an offsetting amount credited to additional paid-in capital reflecting amounts considered to be contributed by SICO. The SICO Plans provide that shares currently owned by SICO are set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout of units under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with American International Group or its subsidiaries and affiliates prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of American International Group common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the participants in the SICO Plans.

Compensation expense with respect to the SICO Plans aggregated $0.2 million, $0.2 million and $0.3 million in 2009, 2008 and 2007, respectively, and is included in general and administrative expenses in the consolidated statements of income (loss). Additionally, a corresponding increase to additional paid-in capital was recorded in each year.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.3 OTHER RELATED PARTY TRANSACTIONS

Prior to September 22, 2008, the Company and certain affiliates were parties to an existing inter-affiliate credit agreement facility (the "facility"), under which the Company and such affiliates committed to make loans to American International Group and received from American International Group an annual facility fee at a specified rate. The facility was most recently amended on September 5, 2008, under which the Company committed to make loans to American International Group in amounts aggregating to not more than $500 million. The Company did not lend any amounts to American International Group under the facility in 2008. The facility was terminated in connection with American International Group's entry into the credit facility with the New York Fed discussed above.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with the Parent, dated February 15, 2004, whereby the Parent has the right to borrow up to $500,000,000 from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name change of the Company to SAAL. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2009 or 2008.

On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500 million from the Parent. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this arrangement at December 31, 2009 and 2008.

On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15 million from FSA. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this arrangement at December 31, 2009 and 2008.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with FSA, dated February 15, 2004, whereby FSA has the right to borrow up to $15.0 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name change of AIG SunAmerica Life Assurance Company to SAAL. All terms and conditions set forth in the original arrangement remain in effect. There were no outstanding balances under this arrangement at December 31, 2009 and 2008.

On June 1, 2009, the Company amended and restated the short-term financial arrangement with Retirement Services, dated September 26, 2001, whereby the Company has the right to borrow up to $500 million from Retirement Services. This arrangement was amended and restated solely for the purpose of reflecting the name changes of (i) the Company from Anchor National Life Insurance Company to SunAmerica Annuity and Life Assurance Company, and (ii) SunAmerica Inc. to AIG Retirement Services, Inc. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2009 and 2008.

On June 1, 2009, the Company amended and restated the short-term financial arrangement with Retirement Services, dated December 19, 2001, whereby Retirement Services has the right to borrow up to $500 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name changes of (i) the Company from Anchor National Life Insurance Company to SunAmerica Annuity and Life Assurance Company, and (ii) SunAmerica Inc. to Retirement Services. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2009 or 2008.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.3 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

On June 1, 2009, the Company amended and restated a short-term financial arrangement with SunAmerica Investments, Inc. ("SAII"), dated December 19, 2001, whereby SAII has the right to borrow up to $500 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name change of the Company from Anchor National Life Insurance Company to SunAmerica Annuity and Life Assurance Company. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2009 or 2008.

On September 26, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby the Company has the right to borrow up to $500 million from SAII. Any advances made under these arrangements must be repaid within 30 days. There were no balances outstanding under these arrangements at December 31, 2009 and 2008.

The Company pays commissions and fees, including support fees to defray marketing and training costs, to five affiliated broker-dealers for distributing its annuity products and mutual funds. Amounts paid to these broker-dealers totaled $29.5 million, $54.9 million and $66.7 million for the years ended December 31, 2009, 2008 and 2007, respectively. These broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 22 percent, 17 percent and 16 percent of new deposits in 2009, 2008 and 2007, respectively. These broker-dealers also distribute a significant portion of the Company's mutual funds, amounting to approximately 18 percent, 25 percent and 25 percent of sales in 2009, 2008 and 2007, respectively.

On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $1.5 million, $2.2 million and $2.3 million in 2009, 2008 and 2007, respectively, and are included in the Company's consolidated statements of income (loss).

On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, THE Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $11.1 million, $14.2 million and $16.6 million in 2009, 2008 and 2007, respectively, and are net of certain administrative costs incurred by VALIC of $3.2 million, $4.1 million and $4.7 million, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statements of income (loss).

The Company has a support agreement in effect between the Company and American International Group (the "Support Agreement"), pursuant to which American International Group will cause the Company to maintain a policyholders' surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, American International Group will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by American International Group to any person of any obligations of the Company. American International Group may terminate the Support Agreement with respect to outstanding obligations of the Company only under certain circumstances, including where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against American International Group and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against American International Group.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.3 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time are guaranteed ("the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of American International Group. American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public.

On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated. The Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The Guarantee will, however, continue to cover insurance obligations on contracts issued by the Company with a date of issue earlier than the Point of Termination, including obligations arising from purchase payments received with respect to these contracts after the Point of Termination. The Guarantee provides that contract owners owning contracts issued by the Company with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

Pursuant to a Service and Expense Agreement, American International Group provides, or causes to be provided, administrative, marketing, investment management, accounting, occupancy and data processing services to the Company. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services were $117.7 million, $208.5 million and $193.4 million for the years ended December 31, 2009, 2008 and 2007, respectively. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $43.2 million, $101.4 million and $91.1 million, respectively, and is deferred and amortized as part of DAC. The other components of such costs are included in general and administrative expenses in the consolidated statements of income
(loss).

In addition to the reimbursements noted above, an affiliate is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were $0.4 million, $0.5 million and $0.5 million in 2009, 2008 and 2007, respectively. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

Pursuant to an Investment Advisory Agreement, the majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $1.3 million, $1.9 million and $2.6 million for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company incurred $2.1 million of management fee expense to an affiliate of the Company to administer its securities lending program during the year ended December 31, 2007. There were no management fees incurred in 2009 and the amount was not material in 2008.

In August 2008, the Company purchased fixed maturity securities from an affiliate for cash equal to a fair value of $128.7 million.

14. SUBSEQUENT EVENTS

EVENTS RELATED TO AMERICAN INTERNATIONAL GROUP

On March 1, 2010, American International Group announced a definitive agreement for the sale of the AIA Group Limited, one of the world's largest pan-Asian life insurance companies, to Prudential plc for approximately $35.5 billion, including approximately $25 billion in cash, $8.5 billion in face value of equity and equity-linked securities, and $2.0 billion in face value of preferred stock of Prudential plc, subject to closing adjustments. The cash portion of the proceeds from the sale will be used to redeem the preferred interests of the special purpose vehicle held by the New York Fed with a liquidation preference of approximately $16 billion and to repay approximately $9 billion under the Fed Facility.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

14. SUBSEQUENT EVENTS (CONTINUED)

On March 8, 2010, American International Group announced a definitive agreement for the sale of ALICO, one of the world's largest and most diversified international life insurance companies, to MetLife, Inc. ("MetLife") for approximately $15.5 billion, including $6.8 billion in cash and the remainder in equity securities of MetLife, subject to closing adjustments. The cash portion of the proceeds from this sale will be used to reduce the liquidation preference of the preferred interests of the special purpose vehicle held by the New York Fed.

In connection with the preparation of its annual report on Form 10-K for the fiscal year ended December 31, 2009, management of American International Group assessed whether American International Group has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the already completed transactions and the other expected transactions with the New York Fed, plans of American International Group's management to stabilize American International Group's businesses and dispose of certain assets, and after consideration of the risks and uncertainties of such plans, management of American International Group believes that it will have adequate liquidity to finance and operate American International Group's businesses, execute its asset disposition plan and repay its obligations for at least the next twelve months. It is possible that the actual outcome of one or more of the plans of American International Group's management could be materially different, or that one or more of the significant judgments or estimates of American International Group's management about the potential effects of these risks and uncertainties could prove to be materially incorrect, or that the proposed transactions with the New York Fed previously discussed fail to achieve their desired objectives. If one or more of these possible outcomes is realized and financing is not available, American International Group may need additional U.S. government support to meet its obligations as they come due. Without additional support from the U.S. government, in the future there could be substantial doubt about American International Group's ability to continue as a going concern. If American International Group were not able to continue as a going concern, management believes this could have a material effect upon the Company and its operations.

OTHER RELATED PARTY TRANSACTIONS

American International Group closed the sale of a portion of its asset management business to Pacific Century Group at the end of March 2010, and the divested portion of the asset management business has been branded as PineBridge Investments. In connection with the closing of the sale, the Company's investment advisory agreement previously entered into with AIG Global Investment Corp. was assigned to AIG Asset Management (U.S.), LLC ("AMG"), an American International Group affiliate, and the majority of the Company's invested assets are currently managed by AMG.

Effective January 1, 2010, the Company and its broker-dealer affiliates entered into a Service and Expense Sharing Agreement in compliance with the National Association of Securities Dealers ("NASD") Notice to Members 03-63, for costs related to technology, advertising, payroll and accounts payable processing incurred by the Company for its broker-dealer affiliates. This agreement was entered into in connection with an internal corporate reorganization pursuant to which the Company replaced the Parent as the paymaster and payer of shared services for the SunAmerica group of companies effective as of January 1, 2010.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements of Variable Separate Account are included in Part B of this Registration Statement:

     -   Report of Independent Registered Public Accounting Firm

     -   Statement of Assets and Liabilities as of December 31, 2009


     -   Schedule of Portfolio Investments as of December 31, 2009


     - Statement of Operations for the year ended December 31, 2009, except as indicated


     - Statement of Changes in Net Assets for the years ended December 31, 2009 and 2008, except as indicated

     -   Notes to Financial Statements


The following consolidated financial statements of SunAmerica Annuity and Life Assurance Company are included in Part B of this Registration Statement:

     -   Report of Independent Registered Public Accounting Firm

     -   Consolidated Balance Sheet as of December 31, 2009 and 2008


     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2009, 2008 and 2007


     - Consolidated Statement of Cash Flows for the years ended December 31, 2009, 2008 and 2007

     -   Notes to Consolidated Financial Statements

(b) Exhibits


(1)   Resolution Establishing Separate Account..................................    1
(2)   Form of Custody Agreements................................................    Not Applicable
(3)   (a)  Form of Distribution Contract........................................    1
      (b)  Selling Agreement....................................................    1
(4)   Variable Annuity Contract
      (a)  Polaris Choice III Individual Variable Annuity Contract..............    10
      (b)  Maximum Anniversary Value Optional Death Benefit Endorsement.........    6
      (c)  Purchase Payment Accumulation Optional Death Benefit Endorsement.....    6
      (d)  Optional Death Benefit Enhancement Endorsement.......................    2
      (e)  Guaranteed Minimum Account Value Endorsement.........................    5
      (f)  Guaranteed Minimum Withdrawal Benefit Endorsement -- Step-Up
           Options..............................................................    6
      (g)  Standard Death Benefit Endorsement...................................    6
      (h)  Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary
           Value Endorsement (GMWB for Life)....................................    9
      (i)  Optional Guaranteed Minimum Withdrawal Benefit For One Life/For Two
           Lives Endorsement....................................................    9
      (j)  Nursing Home Rider...................................................    10
      (k)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement...........    12
      (l)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement...    15
      (m)  Form of Optional Guaranteed Living Benefit Endorsement...............    17
      (n)  Form of Optional Guaranteed Living Benefit Endorsement...............    17
      (o)  Form of Return of Purchase Payment Death Benefit Endorsement.........    17
      (p)  Form of Maximum Anniversary Value Optional Death Benefit
           Endorsement..........................................................    17
      (q)  Form of Optional Death Benefit Endorsement...........................    17
      (r)  Form of Optional Guaranteed Living Benefit Endorsement...............    19
      (s)  Return of Purchase Payment Death Benefit Endorsement.................    20
(5)   Application for Contract..................................................    2
      (a)  Participant Enrollment Form..........................................    2
      (b)  Annuity Application..................................................    2
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation.......................    18
      (b)  Articles of Amendment to the Amended and Restated Articles of
           Incorporation........................................................    18
      (c)  Amended and Restated Bylaws..........................................    18
(7)   Reinsurance Contract......................................................    Not Applicable
(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement.............    1
      (b)  Form of SunAmerica Series Trust Fund Participation Agreement.........    1
      (c)  Form of American Funds Fund Participation Agreement..................    4
      (d)  Form of Lord Abbett Fund Participation Agreement.....................    4
      (e)  Form of Van Kampen Fund Participation Agreement......................    3
      (f)  Form of BB&T Variable Insurance Fund Participation Agreement.........    8
      (g)  Form of Principal Variable Contracts Funds Participation Agreement...    9

      (h)  Form of American Funds Insurance Series and SunAmerica Series Trust
           Master-Feeder Fund Participation Agreement...........................    13
      (i)  Form of Franklin Templeton Variable Insurance Products Trust Fund
           Participation Agreement..............................................    16
      (j)  Form of Columbia Funds Variable Insurance Trust I Fund Participation
           Agreement............................................................    14
(9)   Opinion and Consent of Counsel of Depositor...............................    11
(10)  Consent of Independent Registered Public Accounting Firm..................    Filed Herewith
(11)  Financial Statements Omitted from Item 23.................................    Not Applicable
(12)  Initial Capitalization Agreement..........................................    Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly Controlled
           By or Under Common Control with SunAmerica Annuity and Life Assurance
           Company, the Depositor of Registrant.................................    20
      (b)  Power of Attorney SunAmerica Annuity and Life Assurance Company
           Directors............................................................    18
      (c)  Support Agreement of American International Group, Inc. .............    7



--------


1 Incorporated by reference to Initial Registration Statement, File Nos. 333-25473 and 811-03859, filed on April 18, 1997, Accession No. 0000950148-97-
   000989.



2 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.



3 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.



4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.



5 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 10, File Nos. 333-65118 and 811-03859, filed on September 25, 2003, Accession No. 0000950148-03-002354.



6 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 12, File Nos. 333-65118 and 811-03859, filed on April 14, 2004, Accession No. 0000950129-04-002082.



7 Incorporated by reference to Post-Effective Amendment No. 19 and Amendment No. 20, File Nos. 333-65118 and 811-03859, filed on August 12, 2005,
   Accession No. 0000950129-05-008177.



8 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 22, File Nos. 333-58234 and 811-03859, filed on September 20, 2005,
   Accession No. 0000950129-05-009343.



9 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment No. 22, File Nos. 333-65118 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004660.



10 Incorporated by reference to Post-Effective Amendment No. 25 and Amendment
   No. 26, File Nos. 333-65118 and 811-03859, filed on September 21, 2006,
   Accession No. 0000950124-06-005435.



11 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-137892 and 811-03859, filed December 18, 2006, Accession No. 0000950124-06-007650.



12 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   2, File Nos. 333-137892 and 811-03859, filed February 13, 2007, Accession No. 0000950148-07-000031.



13 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
   3, File Nos. 333-137892 and 811-03859, filed on April 26, 2007, Accession No. 0000950148-07-000101.



14 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   146429 and 811-08810, filed on October 1, 2007, Accession No. 0000950148-07-
   000244.



15 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   5, File Nos. 333-137892 and 811-03859, filed on February 4, 2008, Accession No. 0000950137-08-001533.



16 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
   6, File Nos. 333-137892 and 811-03859, filed on April 28,2008, Accession No. 0000950148-08-000093.



17 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.



18 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No.
   9, File Nos. 333-137866 and 811-07727, filed on July 21, 2009, Accession No. 0000950123-09-023939.



19 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   4, File Nos. 333-157199 and 811-03859, filed on December 21, 2009, Accession No. 0000950123-09-072050.





20 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   5, File Nos. 333-157199 and 811-03859, filed on April 28, 2010, Accession No. 0000950123-10-039586.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of SunAmerica Annuity and Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                             POSITION
----                             --------
Jay S. Wintrob                   Director, Chief Executive Officer
Jana W. Greer(1)                 Director and President
Michael J. Akers(2)              Director and Senior Vice President
N. Scott Gillis(1)               Director, Senior Vice President and Chief
                                 Financial Officer
Roger E. Hahn(2)                 Director
Edwin R. Raquel(1)               Senior Vice President and Chief Actuary
Christine A. Nixon               Senior Vice President and Secretary
Stewart R. Polakov(1)            Senior Vice President and Controller
Mallary L. Reznik                Senior Vice President, General Counsel and Chief
                                 Compliance Officer (Rule 38A-1)
Timothy W. Still(1)              Senior Vice President
Edward T. Texeria(1)             Senior Vice President and Chief Accounting Officer
Gavin D. Friedman                Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)      Vice President
Rodney A. Haviland(1)            Vice President
Stephen J. Stone(1)              Vice President
Monica F. Suryapranata(1)        Vice President and Variable Annuity Product
                                 Controller
Manda Ghaferi                    Assistant Vice President
Virginia N. Puzon                Assistant Secretary



--------

  (1)  21650 Oxnard Street, Woodland Hills, CA 91367

  (2)  2929 Allen Parkway, Houston, TX 77019


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of SunAmerica Annuity and Life Assurance Company ("Depositor"). Depositor is a subsidiary of American International Group, Inc. For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-10-001465, filed on February 26, 2010.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 1, 2010, the number of Polaris Choice III contracts funded by Variable Separate Account was 19,103 of which 12,013 were qualified contracts and 7,090 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SunAmerica Annuity and Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's Bylaws ("Bylaws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the

Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the Bylaws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    SunAmerica Annuity and Life Assurance Company -- Variable Separate Account SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account One
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Two
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Four
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Five
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Nine
    First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine Anchor Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
Stephen A. Maginn(1)        Director, Chief Distribution Officer
Frank Curran                Controller
Joseph D. Neary             Chief Compliance Officer
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Virginia N. Puzon(2)        Assistant Secretary



--------

  * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

  (1)  Principal business address is 21650 Oxnard Street, Woodland Hills, CA
       91367.

  (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-----------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Los Angeles, and State of California, on this 26th day of April, 2010.


                                        VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                            JAY S. WINTROB, CHIEF EXECUTIVE
                                                           OFFICER

                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY
                                            (Depositor)

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                            JAY S. WINTROB, CHIEF EXECUTIVE
                                                           OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

*JAY S. WINTROB                   Chief Executive Officer & Director      April 26, 2010
-----------------------------       (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                  Senior Vice President & Director       April 26, 2010
-----------------------------
MICHAEL J. AKERS


*N. SCOTT GILLIS                        Senior Vice President,            April 26, 2010
-----------------------------     Chief Financial Officer & Director
N. SCOTT GILLIS                     (Principal Financial Officer)


*JANA W. GREER                           President & Director             April 26, 2010
-----------------------------
JANA W. GREER


*STEWART R. POLAKOV               Senior Vice President & Controller      April 26, 2010
-----------------------------       (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                          Attorney-in-Fact               April 26, 2010
-----------------------------
*MANDA GHAFERI

                                  EXHIBIT INDEX

EXHIBIT NO.                                      DESCRIPTION
-----------                                      -----------
(10)            Consent of Independent Registered Public Accounting Firm